                                                    REGISTRATION NO. 333-178750
                                                     REGISTRATION NO. 811-22651
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [_]
                        PRE-EFFECTIVE AMENDMENT NO.
                       POST-EFFECTIVE AMENDMENT NO. 9              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [_]
                              AMENDMENT NO. 26                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                               KERMITT J. BROOKS
              SENIOR VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On December 26, 2014 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 9 ("PEA") to the Form N-4 Registration Statement No. 333-178750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the new Prospectus and Statement of Additional Information for Retirement Cornerstone(R) Series 15.0. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series 15.0

A combination variable and fixed deferred annuity contract

PROSPECTUS DATED DECEMBER 31, 2014

PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERCEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES 15.0?

The Retirement Cornerstone(R) Series 15.0 (the "Retirement Cornerstone(R) Series") are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)") and Retirement Cornerstone(R) Series L ("Series L"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs")./(+)/


For Series CP(R) contracts, we allocate credits and, under certain circumstances, the Earnings bonus to your Total account value. Under the Series CP(R) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.


This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

In order to fund certain benefits, you must select specified investment options. The specified investment options are made available under a portion of the contract that we refer to as the Protected Benefit account. Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

If you have the Guaranteed minimum income benefit (''GMIB"), you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. For more information, see ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' later in this Prospectus.

TYPES OF CONTRACTS.  We offer the contracts for use as:
..   A nonqualified annuity ("NQ") for after-tax contributions only.
..   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.
..   Traditional and Roth Inherited IRA beneficiary continuation contract
    ("Inherited IRA") (direct transfer and specified direct rollover contributions only).
..   An annuity that is an investment vehicle for a qualified plan ("QP")
    (whether defined contribution or defined benefit; transfer contributions only).
..   An employer-funded traditional IRA for a simplified employee pension plan
    ("SEP") sponsored by the contract owner's employer.

Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "Rules regarding contributions to your contract" in "Appendix IX" for more information.

The optional Guaranteed benefits under the contract include: (i) the Guaranteed minimum income benefit ("GMIB"), (ii) the Return of

-------------
(+)The account for special dollar cost averaging is only available with Series
   B and Series L contracts. The account for special money market dollar cost averaging is only available with Series CP(R) contracts.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                   IM-24-15 (2/15)                       CAT. NO. 153084 (2/15)

                                                                      (RC 15.0)
                                                                        #785294

Principal death benefit; (iii) the Highest Anniversary Value death benefit;
(iv) the RMD Wealth Guard death benefit; and (v) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated December 31, 2014, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

Our variable investment options are subaccounts offered through Separate Account No. 70. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST                          . Invesco V.I. Global Real Estate
.. AXA Moderate Allocation                       . Invesco V.I. High Yield
.. Charter/SM/ Alternative 100 Moderate          . Invesco V.I. International Growth
.. Charter/SM/ International Moderate            . Invesco V.I. Mid Cap Core Equity
.. Charter/SM/ Moderate                          . Invesco V.I. Small Cap Equity
.. Charter/SM/ Moderate Growth                    ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES
.. Charter/SM/ Real Assets                        FUND, INC. -- CLASS B
.. Charter /SM/ Small Cap Value                  . AllianceBernstein VPS International Growth
 EQ ADVISORS TRUST                               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. --
.. All Asset Aggressive - Alt 25                  CLASS II
.. All Asset Growth - Alt 20                     . American Century VP Mid Cap Value
.. All Asset Moderate Growth - Alt 15             AMERICAN FUNDS INSURANCE SERIES(R)
.. AXA Aggressive Strategy/(1)/                  . American Funds Insurance Series(R) Bond
.. AXA Balanced Strategy/(1)/                      Fund/SM/
.. AXA Conservative Growth Strategy/(1)/         . American Funds Insurance Series(R) Global
.. AXA Conservative Strategy/(1)/                  Small Capitalization Fund/SM/
.. AXA Growth Strategy/(1)/                      . American Funds Insurance Series(R) New World
.. AXA Moderate Growth Strategy/(1)/               Fund(R)
.. AXA Ultra Conservative Strategy/(1)(2)/        BLACKROCK VARIABLE SERIES FUNDS, INC. --
.. AXA International Core Managed Volatility      CLASS III
.. AXA Large Cap Value Managed Volatility        . BlackRock Global Allocation V.I. Fund
.. AXA Mid Cap Value Managed Volatility          . BlackRock Large Cap Growth V.I. Fund
.. AXA Natural Resources/(3)/                     EATON VANCE VARIABLE TRUST
.. AXA/Loomis Sayles Growth                      . Eaton Vance VT Floating-Rate Income
.. EQ/AllianceBernstein Dynamic Wealth            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  Strategies/(1)/                                -- SERVICE CLASS 2
.. EQ/AllianceBernstein Small Cap Growth         . Fidelity(R) VIP Contrafund(R)
.. EQ/BlackRock Basic Value Equity               . Fidelity(R) VIP Mid Cap
.. EQ/Boston Advisors Equity Income              . Fidelity(R) VIP Strategic Income
.. EQ/Common Stock Index                          FIRST TRUST VARIABLE INSURANCE TRUST
.. EQ/Core Bond Index                            . First Trust/Dow Jones Dividend & Income
.. EQ/Emerging Markets Equity PLUS                 Allocation
.. EQ/Equity 500 Index                           . First Trust Multi Income Allocation
.. EQ/GAMCO Mergers and Acquisitions              FRANKLIN TEMPLETON VARIABLE INSURANCE
.. EQ/GAMCO Small Company Value                   PRODUCTS TRUST -- CLASS 2
.. EQ/High Yield Bond                            . Franklin Founding Funds Allocation VIP
.. EQ/Intermediate Government Bond               . Franklin Income VIP
.. EQ/International Equity Index                 . Franklin Rising Dividends VIP
.. EQ/Invesco Comstock                           . Franklin Strategic Income VIP
.. EQ/Large Cap Growth Index                     . Templeton Developing Markets VIP
.. EQ/Large Cap Value Index                      . Templeton Global Bond VIP
.. EQ/MFS International Growth                    GOLDMAN SACHS VARIABLE INSURANCE TRUST --
.. EQ/Mid Cap Index                               SERVICE SHARES
.. EQ/Money Market                               . Goldman Sachs VIT Mid Cap Value
.. EQ/Morgan Stanley Mid Cap Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Real Estate PLUS
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
 AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES II
.. Invesco V.I. Diversified
  Dividend
.. Invesco V.I. Equity and Income Fund
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
 HARTFORD -- CLASS IC SHARES                    . MFS(R) Investors Trust Series
.. Hartford Capital Appreciation HLS             . MFS(R) Utilities Series
.. Hartford Growth Opportunities HLS              NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST --
 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS         S CLASS SHARES
.. Ivy Funds VIP Asset Strategy                  . Neuberger Berman Absolute Return
.. Ivy Funds VIP Dividend Opportunities            Multi-Manager
.. Ivy Funds VIP Energy                          . Neuberger Berman International Equity/(5)/
.. Ivy Funds VIP Global Natural Resources         NORTHERN LIGHTS VARIABLE TRUST
.. Ivy Funds VIP High Income                     . 7Twelve/TM/ Balanced Portfolio
.. Ivy Funds VIP Mid Cap Growth                   PIMCO VARIABLE INSURANCE TRUST -- ADVISOR
.. Ivy Funds VIP Science and Technology           CLASS
.. Ivy Funds VIP Small Cap Growth                . PIMCO CommodityRealReturn(R) Strategy
 LAZARD RETIREMENT SERIES, INC. -- SERVICE      . PIMCO Real Return
 SHARES                                         . PIMCO Total Return
.. Lazard Retirement Emerging Markets Equity      PROFUNDS VP
 LEGG MASON -- SHARE CLASS II                   . ProFund VP Biotechnology
.. ClearBridge Variable Aggressive Growth         PUTNAM VARIABLE TRUST
.. ClearBridge Variable Appreciation             . Putnam VT Diversified Income
.. ClearBridge Variable Equity Income             T. ROWE PRICE EQUITY SERIES, INC.
.. ClearBridge Variable Mid Cap Core             . T.Rowe Price Health Sciences Portfolio II
.. Legg Mason BW Absolute Return Opportunities    VAN ECK VIP TRUST -- S CLASS
  VIT                                           . Van Eck VIP Global Hard Assets
.. Legg Mason Dynamic Multi-Strategy VIT
 LORD ABBETT SERIES FUND, INC. -- CLASS VC
.. Lord Abbett Bond Debenture
 MFS(R) VARIABLE INSURANCE TRUSTS -- SERVICE
 CLASS
.. MFS(R) International Value
.. MFS(R) Investors Growth Stock Series
-----------------------------------------------------------------------------------------------

(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)Formerly known as, EQ/Natural Resources PLUS.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

Contents of this Prospectus

--------------------------------------------------------------------------------


       Definitions of key terms                                       5
       Who is AXA Equitable?                                          8
       How to reach us                                                9
       Retirement Cornerstone(R) Series at a glance -- key features  11

       -----------------------------------------------------------------
       FEE TABLE
       -----------------------------------------------------------------

       Examples                                                      17
       Condensed financial information                               18

       -----------------------------------------------------------------
       1. CONTRACT FEATURES AND BENEFITS                             19
       -----------------------------------------------------------------
       How you can purchase and contribute to your contract          19
       Owner and annuitant requirements                              19
       How you can make your contributions                           20
       What are your investment options under the contract?          21
       Portfolios of the Trusts                                      23
       Allocating your contributions                                 34
       Dollar cost averaging                                         35
       Credits (FOR SERIES CP(R) CONTRACTS)                          38
       Annuity purchase factors                                      39
       Guaranteed minimum income benefit                             39
       Death benefit                                                 50
       Guaranteed minimum death benefits                             51
       Series CP(R) and your Guaranteed benefit bases                57
       How withdrawals affect your Guaranteed benefits               58
       Dropping or changing your Guaranteed benefits                 59
       Guaranteed benefit offers                                     59
       Inherited IRA beneficiary continuation contract               59
       Your right to cancel within a certain number of days          61

       -----------------------------------------------------------------
       2. DETERMINING YOUR CONTRACT'S VALUE                          62
       -----------------------------------------------------------------
       Your account value and cash value                             62
       Your contract's value in the variable investment options      62
       Your contract's value in the guaranteed interest option       62
       Your contract's value in the account for special dollar cost
         averaging                                                   62
       Effect of your account values falling to zero                 62


-------------
"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                          CONTENTS OF THIS PROSPECTUS

      -------------------------------------------------------------------
      3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
        OPTIONS                                                        64
      -------------------------------------------------------------------
      Transferring your account value                                  64
      Disruptive transfer activity                                     65
      Rebalancing among your Investment account variable
        investment options and guaranteed interest option              66
      Systematic transfer program                                      66

      -------------------------------------------------------------------
      4.ACCESSING YOUR MONEY                                           69
      -------------------------------------------------------------------
      Withdrawing your account value                                   69
      How withdrawals are taken from your Total account value          73
      Withdrawals treated as surrenders                                74
      Surrendering your contract to receive its cash value             74
      When to expect payments                                          74
      Your annuity payout options                                      75

      -------------------------------------------------------------------
      5. CHARGES AND EXPENSES                                          77
      -------------------------------------------------------------------
      Charges that AXA Equitable deducts                               77
      Charges that the Trusts deduct                                   81
      Group or sponsored arrangements                                  82
      Other distribution arrangements                                  82

      -------------------------------------------------------------------
      6. PAYMENT OF DEATH BENEFIT                                      83
      -------------------------------------------------------------------
      Your beneficiary and payment of benefit                          83
      Non-spousal joint owner contract continuation                    84
      Spousal continuation                                             84
      Beneficiary continuation option                                  85

      -------------------------------------------------------------------
      7. TAX INFORMATION                                               88
      -------------------------------------------------------------------
      Overview                                                         88
      Contracts that fund a retirement arrangement                     88
      Transfers among investment options                               88
      Taxation of nonqualified annuities                               88
      Individual retirement arrangements (IRAs)                        91
      Traditional individual retirement annuities (traditional IRAs)   91
      Roth individual retirement annuities (Roth IRAs)                 96
      Federal and state income tax withholding and information
        reporting                                                      99
      Special rules for contracts funding qualified plans             100
      Impact of taxes to AXA Equitable                                100

      -------------------------------------------------------------------
      8. MORE INFORMATION                                             101
      -------------------------------------------------------------------
      About Separate Account No. 70                                   101
      About the Trusts                                                101
      About the general account                                       101
      About other methods of payment                                  102
      Dates and prices at which contract events occur                 102
      About your voting rights                                        103
      Misstatement of age                                             103
      Statutory compliance                                            103
      About legal proceedings                                         104


         Financial statements                                       104
         Transfers of ownership, collateral assignments, loans and
           borrowing                                                104
         About Custodial IRAs                                       104
         How divorce may affect your Guaranteed benefits            104
         Distribution of the contracts                              105

         --------------------------------------------------------------
         APPENDICES
         --------------------------------------------------------------


          I  --  Dropping or changing your Guaranteed benefits        I-1
         II  --  Purchase considerations for QP contracts            II-1
        III  --  Guaranteed benefit base examples                   III-1
         IV  --  Hypothetical illustrations                          IV-1
          V  --  State contract availability and/or variations of
                   certain features and benefits                      V-1
         VI  --  Examples of Automatic payment plans                 VI-1
        VII  --  Examples of how withdrawals affect your
                   Guaranteed benefit bases                         VII-1
       VIII  --  Formula for asset transfer program for
                   Guaranteed minimum income benefit               VIII-1
         IX  --  Rules regarding contributions to your
                   contract                                          IX-1
          X  --  Condensed financial information                      X-1

       ------------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION
         Table of contents
       ------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Definitions of key terms


--------------------------------------------------------------------------------

ACCOUNT VALUE PEAK -- For Series CP(R) contracts, your "Account value peak" is the sum of your total contributions, credits on eligible contributions, earnings and Earnings bonus. Your Account value peak is not a benefit base and is not reduced by withdrawals.

ANNUAL ROLL-UP AMOUNT -- The "Annual Roll-up amount" is the amount credited to your GMIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" Guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protected Benefit account.

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount and the Annual Roll-up amount.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protected Benefit account value without reducing your GMIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GMIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

ASSET TRANSFER PROGRAM -- The asset transfer program (''ATP'') is a feature of the GMIB. The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP EXIT OPTION -- Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if you have the GMIB, the ''ATP exit option'' allows you to transfer 100% of your Protected Benefit account value from the AXA Ultra Conservative Strategy investment option to your other Protected Benefit account variable investment options without forfeiting the GMIB.

ATP TRANSFER -- A transfer between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options.

ATP YEAR -- The contract year in which the Protected Benefit account is first funded is the first ATP year. The ATP year increases by 1 each subsequent contract year and may be set back if you make a subsequent contribution or transfer to the Protected Benefit account.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- For Series CP(R) contracts, a 3% credit is applied to eligible contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GMIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

DEFERRAL ROLL-UP RATE -- The "Deferral Roll-up rate" is used to calculate amounts credited to your GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protected Benefit account.

EARNINGS BONUS -- For Series CP(R) contracts, an amount equal to 5% of your annual investment gains will be added to your Total account value on each contract date anniversary your Total account value is greater than your Account value peak.

EXCESS WITHDRAWAL -- For contracts with the GMIB, an "Excess withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protected Benefit account in that same contract year. An Excess withdrawal will always reduce your benefit bases on a pro rata basis. In the contract year in which you first fund your Protected Benefit account all withdrawals (except for RMD payments through our Automatic RMD service) will reduce your benefit bases on a pro rata basis, because you do not have an Annual withdrawal amount in that year.


EXCESS RMD WITHDRAWAL -- For contracts with the RMD Wealth Guard death benefit an "Excess RMD withdrawal" is the portion of a withdrawal from your Protected Benefit account in excess of your RMD Wealth Guard withdrawal amount for the

                           DEFINITIONS OF KEY TERMS
calendar year. Any withdrawals taken before the year in which you turn age 70 1/2 are treated as Excess RMD withdrawals. Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on pro rata basis.


FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. This is your "Free look" right under the contract.

GMIB BENEFIT BASE -- The GMIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GMIB payments. Your GMIB benefit base is created and increased by allocations and transfers to your Protected Benefit account. The GMIB benefit base is not an account value or cash value. The GMIB benefit base is also used to calculate the charge for the GMIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment account variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GMIB payments". The GMIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GMIB payments that do not reduce your GMIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GMIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional Guaranteed minimum death benefit in connection with your Protected Benefit account value only. The death benefit is calculated using the highest value of your Protected Benefit account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT ACCOUNT VALUE -- The "Investment account value" is the total value in: (i) the Investment account variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment account variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA -- An individual retirement arrangement, including both an individual retirement account and an individual retirement annuity contract, whether traditional IRA or Roth IRA.

IRS -- Internal Revenue Service


LIFETIME GMIB PAYMENTS -- For contracts with the GMIB, "Lifetime GMIB payments" are generally annual lifetime payments which are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. Lifetime GMIB payments will begin at the earliest of: (i) the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect); (ii) the contract date anniversary following your 95th birthday; or
(iii) your election to exercise the GMIB.


MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GMIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.



NQ CONTRACT -- Nonqualified annuity contract.

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTED BENEFIT ACCOUNT VALUE -- The "Protected Benefit account value" is the total value in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options.

QP CONTRACT -- An annuity contract that is an investment vehicle for a qualified plan.


QPDB CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined benefit plan.

QPDC CONTRACT -- An annuity contract that is an investment vehicle for a qualified defined contribution plan.

RMD WEALTH GUARD DEATH BENEFIT -- The RMD Wealth Guard death benefit is an optional Guaranteed minimum death benefit in connection with the Protected Benefit account value only. The RMD Wealth Guard death benefit base is created and increased by allocations and any transfers to the Protected Benefit account. Thereafter, the death benefit base may reset using the higher value of your death benefit base or Protected Benefit account on your contract date anniversary. The RMD Wealth Guard death benefit base is no longer eligible for a reset at the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account and the contract date anniversary following your 85th birthday. The RMD Wealth Guard death benefit also allows you to take certain withdrawals beginning from the calendar year in which you turn age 70 1/2 that do not reduce your RMD Wealth Guard death benefit base. The RMD Wealth Guard death benefit base is not an account value or cash value. There is an additional charge for the RMD Wealth Guard death benefit under the contract. The RMD Wealth Guard death benefit base is also used to calculate the charge for this benefit.


RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protected Benefit account value only. The benefit is calculated using the amounts of contributions and transfers to the Protected Benefit account, adjusted for withdrawals. There is no additional charge for this death benefit.

ROLL-UP TO AGE 85 BENEFIT BASE -- The "Roll-up to age 85 benefit base" is used only in connection with the "Greater of" death benefit. It is equal to your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program; plus any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable

                           DEFINITIONS OF KEY TERMS
investment options; plus any amounts transferred to the Protected Benefit account variable investment options; less a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

SAI -- Statement of Additional Information

SEC -- Securities and Exchange Commission

SEP IRA -- A traditional IRA used as a funding vehicle for a simplified employee pension plan established by the IRA owner's employer.

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

..   SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

..   SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment account variable investment options and the Guaranteed interest option automatically transferred to your Protected Benefit account variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protected Benefit account value and (ii) your Investment account value.
We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
Total account value                    Annuity Account Value

Unit                                   Accumulation Unit

Guaranteed minimum death benefit       Guaranteed death benefit

Protected Benefit account variable     Protected Benefit account
investment options and contributions
to a Special DCA program designated
for future transfers to the Protected
Benefit account variable investment
options

Investment account variable            Investment account
investment options, the guaranteed
interest option and contributions to
a Special DCA program designated for
future transfers to the Investment
account variable investment options
-----------------------------------------------------------------------------

                           DEFINITIONS OF KEY TERMS

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable, delayed or discontinued. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions and certain non-financial transactions;

..   statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current Total account value, Protected Benefit account value, and
    Investment account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program of your Investment account value (through Online Account Access only) (when available);

..   request a quote of your Annual withdrawal amount (through Online Account
    Access) (when available);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                             WHO IS AXA EQUITABLE?

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)authorization for telephone transfers by your financial professional;

(2)conversion of a traditional IRA to a Roth IRA contract;

(3)election of the automatic investment program;

(4)tax withholding elections (see withdrawal request form);

(5)election of the Beneficiary continuation option;

(6)IRA contribution recharacterizations;

(7)Section 1035 exchanges;

(8)direct transfers and specified direct rollovers;

(9)election of the ATP exit option;

(10)exercise of the GMIB or election of an annuity payout option;

(11)requests to reset your GMIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit) by electing one of the following: one-time reset option, automatic annual reset program or automatic customized reset program;

(12)death claims;

(13)change in ownership (NQ only, if available under your contract);

(14)purchase by, or change of ownership to, a non-natural owner;

(15)requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed minimum income benefit;

(16)requests to drop or change your Guaranteed benefits;

(17)requests to collaterally assign your NQ contract;

(18)requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);

(19)requests to enroll in or cancel the Systematic transfer program;

(20)transfers into and among investment options; and

(21)withdrawal requests.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)contract surrender;

(3)general dollar cost averaging;

(4)special dollar cost averaging (if available);

(5)special money market dollar cost averaging (if available); and

(6)Investment simplifier.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)automatic investment program;

(2)general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)special dollar cost averaging (if available);

(4)special money market dollar cost averaging (if available);

(5)substantially equal withdrawals;

(6)systematic withdrawals;

(7)the date annuity payments are to begin; and

(8)RMD payments from inherited IRAs.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1)automatic annual reset program; and

(2)automatic customized reset program.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. We reserve the right to add, remove or change our administrative forms, procedures and programs at any time.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the owner. If there are joint owners, both must sign.

                             WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features

--------------------------------------------------------------------------------

THREE CONTRACT SERIES  This Prospectus describes three series of the Retirement
                       Cornerstone(R) contract -- Series B, Series CP(R) and
                       Series L, (together "the Retirement Cornerstone(R)
                       Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options.
                       Also, each series offers the Guaranteed minimum income benefit and Guaranteed minimum death benefits.

                       Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                       Each series is subject to different contribution rules, which are described in "Contribution amounts" later in this section and in "Rules regarding contributions to your contract" in "Appendix IX" later in this Prospectus.

                       The chart below shows the availability of key features under each series of the contract.

                                             SERIES B  SERIES CP(R)  SERIES L
 -----------------------------------------------------------------------------
 Special dollar cost averaging                 Yes         No          Yes
 -----------------------------------------------------------------------------
 Special money market dollar cost averaging    No          Yes         No
 -----------------------------------------------------------------------------
 Credits                                       No          Yes         No

                            Throughout the Prospectus, any differences among the contract series are identified.

                            You should work with your financial professional to decide which series of the contract may be appropriate for you
                            based on a thorough analysis of your particular insurance
                            needs, financial objectives, investment goals, time
                            horizons and risk tolerance.
----------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT     The Retirement Cornerstone(R) Series' variable investment
MANAGEMENT                  options invest in different Portfolios managed by
                            professional investment advisers.
----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION  .   Principal and interest guarantees.
                            .   Interest rates set periodically.
----------------------------------------------------------------------------------------
TAX ADVANTAGES              .   No tax on earnings inside the contract until you make
                                withdrawals from your contract or receive annuity
                                payments.
                            ------------------------------------------------------------
                            .   No tax on transfers among investment options inside the
                                contract.
                            ------------------------------------------------------------
                            If you are purchasing or contributing to an annuity
                            contract which is an Individual Retirement Annuity (IRA),
                            or to fund an employer retirement plan (QP or Qualified
                            Plan), you should be aware that such annuities do not
                            provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of
                            arrangements. Before purchasing or contributing to one of
                            the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits
                            and costs of these annuities compared with any other
                            investment that you may use in connection with your
                            retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits (other than
                            the RMD Wealth Guard death benefit) may have limited
                            usefulness because of required minimum distributions
                            ("RMDs").
----------------------------------------------------------------------------------------
GUARANTEED MINIMUM          The GMIB guarantees, subject to certain restrictions,
INCOME BENEFIT ("GMIB")     annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of: (i) the next contract year
                            following the date your Protected Benefit account value
                            falls to zero, provided the no lapse guarantee is in
                            effect; (ii) the contract date anniversary following your
                            95th birthday; and (iii) your election to exercise the
                            GMIB. Lifetime GMIB payments can be on a single or joint
                            life basis.
                            Your ability to exercise the GMIB is subject to a waiting
                            period which begins on the date you first fund your
                            Protected Benefit account. The waiting period ranges from
                            10-15 years. If you reset your GMIB benefit base, a new
                            waiting period to exercise the GMIB may apply from the date of the reset. See "Exercise rules" in "Contract features
                            and benefits" for complete details.
                            YOUR LIFETIME GMIB PAYMENTS ARE CALCULATED BY APPLYING A
                            PERCENTAGE TO YOUR GMIB BENEFIT BASE. YOUR GMIB BENEFIT
                            BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTED
                            BENEFIT ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND
                            YOUR PROTECTED BENEFIT ACCOUNT ARE LIMITED. SEE "GMIB
                            BENEFIT BASE" IN "CONTRACT FEATURES AND BENEFITS" LATER IN
                            THIS PROSPECTUS.
----------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT
INCOME BENEFIT ("GMIB")        ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.
(CONTINUED)                    EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GMIB TO
                               TERMINATE, IT CAN GREATLY REDUCE YOUR GMIB BENEFIT BASE AND
                               THE VALUE OF YOUR BENEFIT. Beginning in the contract year
                               that follows the contract year in which you fund your
                               Protected Benefit account, and prior to the beginning of
                               your Lifetime GMIB payments, you can take your Annual
                               withdrawal amount without reducing your GMIB benefit base.
                               If you have the GMIB, your investment allocations to the
                               Protected Benefit account are subject to our asset transfer program (''ATP''). The ATP uses predetermined mathematical formulas to move account value between the AXA Ultra
                               Conservative Strategy investment option and the other
                               Protected Benefit account variable investment options.
                               Under these formulas, your Protected Benefit account value, excluding amounts in a special DCA account, may be
                               transferred between the Protected Benefit account variable investment options which you have selected and the AXA
                               Ultra Conservative Strategy investment option. For more
                               information, please see ''Guaranteed minimum income benefit
                               (''GMIB'')'' in ''Contract features and benefits'' later in this Prospectus and Appendix VIII to this Prospectus.
                               See "Guaranteed minimum income benefit" and "Annual
                               withdrawal amount" under "Guaranteed minimum income
                               benefit" in "Contract features and benefits" later in this
                               Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR
                               GMIB MUST BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH       .   Return of Principal death benefit
BENEFITS ("GMDBS")             .   Highest Anniversary Value death benefit
                               .   RMD Wealth Guard death benefit
                               .   "Greater of" death benefit
                               ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GMDB MUST
                               BE ALLOCATED TO THE PROTECTED BENEFIT ACCOUNT.
                               The Return of Principal death benefit, Highest Anniversary
                               Value death benefit, and the "Greater of" death benefit are available in combination with the GMIB. The Return of
                               Principal death benefit, the RMD Wealth Guard death
                               benefit, and the Highest Anniversary Value death benefit
                               are available without the GMIB. However, the "Greater of"
                               death benefit can only be selected in combination with the
                               GMIB. If you do not select either the Highest Anniversary
                               Value death benefit, the "Greater of" death benefit, or the
                               RMD Wealth Guard death benefit, the Return of Principal
                               death benefit will automatically be issued with all
                               eligible contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described
                               under "Rules regarding contributions to your contract" in
                               "Appendix IX".
                               The RMD Wealth Guard death benefit cannot be elected in
                               combination with the GMIB.
                               An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata
                               reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and
                               could significantly reduce or eliminate the value of your
                               RMD Wealth Guard death benefit.
                               The Guaranteed benefits under the contract are supported by
                               AXA Equitable's general account and are subject to AXA
                               Equitable's claims paying ability. Contract owners should
                               look to the financial strength of AXA Equitable for its
                               claims paying ability.
-------------------------------------------------------------------------------------------
INVESTMENT ACCOUNT DEATH       The death benefit in connection with your Investment
BENEFIT                        account is equal to the return of your account value as of the day we receive satisfactory proof of the owner's (or
                               older joint owner's, if applicable) death, any required
                               instructions for method of payment, and any required
                               information and forms necessary to effect payment.
-------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR      You have the option to drop or change your Guaranteed
GUARANTEED BENEFITS            benefits subject to our rules. IN SOME CASES, YOU MAY HAVE
                               TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR
                               BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                               Appendix I, for more information.
-------------------------------------------------------------------------------------------
CREDIT AND EARNINGS BONUS      You allocate your contributions among the available
(SERIES CP(R) CONTRACTS ONLY)  investment options. We allocate a Credit to the corresponding investment options at the same time. The
                               Credit will apply to subsequent contribution amounts only
                               to the extent that those amounts exceed total withdrawals
                               from the contract. The amount of Credit is 3% of each
                               contribution. The Credit is subject to recovery by us in
                               certain limited circumstances.
                               An amount equal to 5% of your annual investment gains will be added to your Total account value on each contract date anniversary that your Total account value is greater than
                               your Account value peak. This amount is the Earnings bonus.
                               We do not recover amounts associated with the Earnings
                               bonus on investment gains.
-------------------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS  The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the
                      contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits",
                      "Simplified Employee Pension Plans (SEP Plans)" in "Tax
                      information" and "Rules regarding contributions to your
                      contract" in "Appendix IX" for more information, including important limitations on contributions.

                                                 SERIES B           SERIES CP(R)        SERIES L
-----------------------------------------------------------------------------------------------------------
NQ                                               $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------
Traditional or Roth IRA                          $5,000($50)/(1)/   $10,000($50)/(1)/   $25,000($50)/(1)/
-----------------------------------------------------------------------------------------------------------
Inherited IRA Beneficiary continuation contract  $5,000($1,000)     n/a                 $25,000($1,000)
(traditional IRA or Roth IRA) ("Inherited IRA")
-----------------------------------------------------------------------------------------------------------
QP                                               $5,000($500)       $10,000($500)       $25,000($500)
-----------------------------------------------------------------------------------------------------------
SEP IRA                                          $5,000($500)/(1)/  $10,000($500)/(1)/  $25,000($500)/(1)/
-----------------------------------------------------------------------------------------------------------

                      /(1)/$100 monthly and $300 quarterly under our automatic
                           investment program.
                      .   Maximum contribution limitations apply to all
                          contracts. For more information, please see "How you
                          can purchase and contribute to your contract" in
                          "Contract features and benefits" later in this
                          Prospectus.
                      ------------------------------------------------------------
                      Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions,
                      including our rights to: (i) change minimum and maximum
                      contribution requirements and limitations, and (ii)
                      discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your
                      contributions and transfers to any of the variable
                      investment options (including the Protected Benefit account variable investment options) and to limit the number of
                      variable investment options which you may select.
----------------------------------------------------------------------------------
ACCOUNT TYPES         You may allocate your contributions to the Investment
                      account, or, if you are eligible to have one or more
                      Guaranteed benefits and you wish to fund them, you may
                      allocate your contributions to the Protected Benefit
                      account. The Investment account offers more than 112
                      investment options and is designed to meet the asset
                      allocation and accumulation needs of a many types of
                      investors. The Protected Benefit account offers a limited
                      selection of core investment options that work in
                      conjunction with the optional Guaranteed benefits. You
                      should be aware that we select investment options for the
                      Protected Benefit account that generally offer lower
                      volatility in order to reduce our downside exposure in
                      providing the Guaranteed benefits. In rising market
                      conditions, this strategy may also result in periods of
                      underperformance.
                      INVESTMENT ACCOUNT
                      .   Investment account variable investment options
                      .   Guaranteed interest option
                      .   Amounts in a Special DCA program designated for future
                          transfers to Investment account variable investment
                          options or the guaranteed interest option
                      PROTECTED BENEFIT ACCOUNT
                      .   Protected Benefit account variable investment options
                      .   Amounts in a Special DCA program designated for future
                          transfers to Protected Benefit account variable
                          investment options
----------------------------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Several options for withdrawals on a periodic basis
                      .   Contract surrender
                      .   Various options for required minimum distributions
                      .   Maximum payment plan (only under contracts with GMIB)
                      .   Customized payment plan (only under contracts with GMIB)
                      Any income you receive may be subject to tax; also may be
                      subject to an additional 10% income tax penalty unless you are age 59 1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed
                      benefits you have funded. Withdrawal charges may also apply.
----------------------------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Other payout options through other contracts
----------------------------------------------------------------------------------

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

---------------------------------------------------------------------------------------
ADDITIONAL FEATURES        .   Dollar cost averaging programs
                           .   Automatic investment program
                           .   Optional rebalancing (for amounts in the Investment
                               account variable investment options and guaranteed
                               interest option)
                           .   Systematic transfer program (four options for transfers
                               from the Investment account to the Protected Benefit
                               account)
                           .   Transfers among investment options at no charge
                               (subject to limitations)
                           .   Waiver of withdrawal charge for certain withdrawals,
                               disability, terminal illness, or confinement to a
                               nursing home
                           .   Option to drop or change your Guaranteed benefits after
                               issue, subject to our rules. Please see "Dropping or
                               changing your Guaranteed benefits" in "Contract
                               features and benefits," as well as Appendix I, for more
                               information.
                           .   Spousal continuation
                           .   Beneficiary continuation option
                           .   Annual resets of your GMIB benefit base and Roll-up to
                               age 85 benefit base (used to calculate your "Greater
                               of" death benefit)
---------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete
                           details.
---------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "Rules regarding contributions to your contract"
AGES                       in "Appendix IX" for owner and annuitant issue ages
                           applicable to your contract.
---------------------------------------------------------------------------------------
CONTRACT TERMINATION       YOUR CONTRACT MAY TERMINATE WITHOUT VALUE IF YOUR TOTAL
                           ACCOUNT VALUE FALLS TO ZERO AS A RESULT OF WITHDRAWALS, OR
                           THE PAYMENT OF ANY APPLICABLE CHARGES WHEN DUE, OR A
                           COMBINATION OF THE TWO. Please see "Effect of your account values falling to zero" in "Determining your contract's
                           value" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after
                           you receive your contract. If state law requires, this
                           "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
---------------------------------------------------------------------------------------
GUARANTEED BENEFIT OFFERS  From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain
                           guaranteed benefits. See "Guaranteed benefit offers" in
                           "Contract features and benefits" for more information.
---------------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

         RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply./(1)/

---------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions
withdrawn (deducted if you surrender your contract or make
certain withdrawals or apply your cash value to certain      SERIES B SERIES CP(R) SERIES L
payout options)./(2)/                                        7.00%    8.00%/(8)/   8.00%

Charge for each additional transfer in excess of 12                Maximum Charge: $35
transfers per contract year:/(3)/                                   Current Charge: $0

SPECIAL SERVICE CHARGES:/(4)/

..   Express mail charge                                      Current and Maximum Charge:       $35
..   Wire transfer charge                                     Current and Maximum Charge:       $90
..   Duplicate contract charge                                Current and Maximum Charge:       $35
..   Check preparation charge/(5)/                            Maximum Charge:                   $85
..   Charge for third party transfer or exchange/(5)/         Current Charge:                   $0
                                                             Maximum Charge:                   $125
                                                             Current Charge:                   $65
----------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------------------------
Maximum annual administrative charge/(6)/

   If your account value on a contract date anniversary is     $30
   less than $50,000/(7)/

   If your account value on a contract date anniversary is     $0
   $50,000 or more
-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE
 OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:/(8)/                         SERIES B SERIES CP(R) SERIES L
                                                               -------- ---------    --------
Operations                                                     0.80%    1.05%        1.10%
Administration                                                 0.30%    0.35%        0.35%
Distribution                                                   0.20%    0.25%        0.25%
                                                               -----    -----        -----
Total separate account annual expenses ("Contract fee")        1.30%    1.65%        1.70%
-------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING
 OPTIONAL BENEFITS
-------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base./(9) /Deducted
annually/(10) /on each contract date anniversary for which
the benefit is in effect.)

   Return of Principal death benefit                           No Charge

   Highest Anniversary Value death benefit                     0.35% (current and maximum)
-------------------------------------------------------------------------------------------------
RMD Wealth Guard death benefit

   Maximum Charge:                                             1.80%

   Current Charge/(11)/:                                       0.90%
-------------------------------------------------------------------------------------------------
"Greater of" death benefit

   Maximum Charge:                                             2.30%

   Current Charge/(12)/:                                       1.15%
-------------------------------------------------------------------------------------------------

                                   FEE TABLE

GUARANTEED MINIMUM INCOME BENEFIT CHARGE (Calculated as a percentage of the GMIB benefit base/(9)/. Deducted annually/(10)/ on each contract date anniversary for which the benefit is in effect.)

   Maximum Charge:                                             2.30%
   Current Charge/(12)/:                                       1.15%
----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.

---------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other   Lowest Highest
expenses)/(*)/                                                                       0.62%  7.45%
---------------------------------------------------------------------------------------------------

Notes:

(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2015 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2015. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

----------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 after the effect of Expense Limitation Arrangements/(13)/  Lowest Highest
                                                                                                              0.62%  2.73%
----------------------------------------------------------------------------------------------------------------------------

   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2)Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

   The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

                 Contract Year  Series B Series CP(R) Series L
                 -------------  -------- ------------ --------
                     1.........  7.00%      8.00%      8.00%
                     2.........  7.00%      8.00%      7.00%
                     3.........  6.00%      7.00%      6.00%
                     4.........  6.00%      6.00%      5.00%
                     5.........  5.00%      5.00%      0.00%
                     6.........  3.00%      4.00%      0.00%
                     7.........  1.00%      3.00%      0.00%
                     8.........  0.00%      2.00%      0.00%
                     9.........  0.00%      1.00%      0.00%
                     10+.......  0.00%      0.00%      0.00%

(3)Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4)These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(5)The sum of these charges will never exceed 2% of the amount disbursed or transferred.

(6)If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(7)During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(8)In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(9)The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. For Series CP(R) contracts, your

                                   FEE TABLE
   initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protected Benefit account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protected Benefit account. See "Guaranteed minimum death benefits" and "Guaranteed minimum income benefit" in "Contract features and benefits" later in this Prospectus.

(10)If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(11)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "RMD Wealth Guard death benefit charge" in "Charges and expenses" later in this Prospectus.

(12)We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See "Guaranteed minimum income benefit charge" and "Greater of death benefit" in "Charges and expenses" later in this Prospectus.


(13)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Neuberger Berman Absolute Return Multi-Manager Portfolio. For more information, see the prospectuses for the Portfolios. The highest "Total Annual Portfolio Operating Expenses" does not consider the total annual operating expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. Pursuant to a contract, AXA Equitable Funds Management Group, LLC, the investment manager of the EQ Advisors Trust, which holds the AXA Ultra Conservative Strategy Portfolio, has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the portfolio to 0.95% through April 30, 2015 (unless the EQ Advisors Trust Board of Trustees consents to an earlier revision or termination of this agreement).


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request.

The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed minimum income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.010%; Series CP(R): 0.008%; and Series L: 0.004%. As discussed immediately below, the example further assumes the highest minimum Deferral Roll-up rate of 8% is applied to the GMIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed minimum income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protected Benefit account.

In this example, we assume the highest minimum Deferral Roll-up rate of 8% that can be applied to the GMIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GMIB benefit base and "Greater of" death benefit base. Since the charges for the GMIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral Roll-up rate in excess of 8%. A higher Deferral Roll-up rate could result in a higher GMIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral Roll-up rate might be, we have based the example on a Deferral Roll-up rate of 8%, which is the highest rate available under the Deferral Ten-Year Treasuries Formula Rate. See "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits."

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.


The example assumes that you invest $10,000 in the Protected Benefit account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protected Benefit account variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The Protected Benefit account variable investment options with the maximum and minimum underlying Portfolio fees and expenses are EQ/AllianceBernstein Dynamic Wealth Strategies and AXA Conservative Strategy, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                     SERIES B
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,213   $2,488    $4,188    $8,970   $513      $1,888      $3,688      $8,970
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,197   $2,442    $4,115    $8,851   $497      $1,842      $3,615      $8,851
----------------------------------------------------------------------------------------------------------------------

                                   FEE TABLE

                                                   SERIES CP(R)
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,359   $2,722    $4,402    $9,335    $559      $2,022     $3,902      $9,335
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,342   $2,675    $4,328    $9,217    $542      $1,975     $3,828      $9,217
----------------------------------------------------------------------------------------------------------------------


                                                     SERIES L
----------------------------------------------------------------------------------------------------------------------
                                    IF YOU SURRENDER YOUR CONTRACT AT THE IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE
                                    END OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
----------------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,354   $2,608    $3,877    $9,271    $554      $2,008     $3,877      $9,271
----------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,339   $2,563    $3,805    $9,158    $539      $1,963     $3,805      $9,158
----------------------------------------------------------------------------------------------------------------------


The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.012%; Series CP(R):
0.009% and Series L: 0.008%.

The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.


The example assumes that you invest $10,000 in the Investment account variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 3% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment account variable investment options set forth in the previous charts. The Investment account variable investment options with the maximum and minimum underlying Portfolio fees and expenses are All Asset Moderate Growth-Alt 15 and EQ/Equity 500 Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                      SERIES B
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS  5 YEARS   10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,620   $3,245    $4,728    $7,641    $920  $2,645  $4,228   $7,641
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  903   $1,226    $1,575    $2,320    $203  $  626  $1,075   $2,320
---------------------------------------------------------------------------------------------------------


                                                    SERIES CP(R)
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                     END OF THE APPLICABLE TIME PERIOD        APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR  3 YEARS   5 YEARS    10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,785  $3,522     $4,995     $8,055   $985  $2,822  $4,495   $8,055
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,046  $1,458     $1,798     $2,774   $246  $  758  $1,298   $2,774
---------------------------------------------------------------------------------------------------------


                                                      SERIES L
---------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS  5 YEARS   10 YEARS  1 YEAR 3 YEARS 5 YEARS 10 YEARS
---------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,761   $3,352    $4,382    $7,843    $961  $2,752  $4,382   $7,843
---------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $1,044   $1,351    $1,284    $2,741    $244  $  751  $1,284   $2,741
---------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix X at the end of this Prospectus and Appendix I at the end of the Statement of Additional Information for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2013.

                                   FEE TABLE

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The tables in Appendix IX later in this Prospectus, summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO CHANGE OUR CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS
AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the sum of all contributions under all Accumulator(R) Series and Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.

You may not contribute or transfer more than $1,500,000 to your Protected Benefit account variable investment options and a Special DCA program with amounts designated for the Protected Benefit account variable investment options.

Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE "ANNUITANT" IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

..   Change our contribution requirements and limitations and our transfer rules, including to:

   -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

   -- discontinue the acceptance of subsequent contributions to the contract;

   -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

   -- discontinue the acceptance of subsequent contributions and/or transfers into the Protected Benefit account variable investment options.

..   Default certain contributions and transfers designated for a Protected
    Benefit account variable investment option(s) to the corresponding Investment account variable investment option(s), which invests in the same underlying Portfolio(s). See "Rebalancing among your Protected Benefit account variable investment options" under "Allocating your contributions" later in this section.

..   Further limit the number of variable investment options you may invest in at any one time.

..   Limit or terminate new contributions or transfers to an investment option.

WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTED BENEFIT ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We also reserve the right to prohibit availability of this contract to other non-natural owners.

                        CONTRACT FEATURES AND BENEFITS

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.


Owners which are not individuals are required to document their status to avoid 30% FATCA withholding from U.S. source income.


Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.


For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. In June 2013, the U.S. Supreme Court ruled that the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was unconstitutional. The IRS adopted a rule recognizing the marriage of same-sex individuals validly entered into in a jurisdiction that authorizes same-sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The IRS also ruled that the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a "marriage" under the laws of that jurisdiction. Absent further guidance, we intend to administer the contract consistent with these rulings. Therefore, exercise of any spousal continuation right under a contract by an individual who does not meet the definition of "spouse" under federal law may have adverse tax consequences. If you are married to a same-sex spouse, you have all of the rights and privileges under the contract as someone married to an opposite sex spouse. Consult with a tax adviser for more information on this subject.


In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. The term "QP contracts" used in this Prospectus refers to QPDB and/or QPDC contracts. See Appendix II at the end of this Prospectus for more information regarding QP contracts.


Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms OWNER and JOINT OWNER, we intend these to be references to ANNUITANT and JOINT ANNUITANT, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(THIS SECTION ONLY APPLIES TO SERIES B AND SERIES L.)

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protected Benefit account, you should strongly consider "split-funding": that is, the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) contracts are not available for purchase by charitable remainder trusts.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS, AND YOUR INITIAL CONTRIBUTION. YOUR CONTRACT DATE WILL BE SHOWN IN YOUR CONTRACT. THE 12 MONTH PERIOD BEGINNING ON YOUR CONTRACT DATE AND EACH 12 MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR."
THE END OF EACH 12 MONTH PERIOD IS YOUR "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS
APRIL 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

                        CONTRACT FEATURES AND BENEFITS

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

..   Protected Benefit account variable investment options (used to fund
    Guaranteed benefits)

..   Investment account variable investment options

..   Guaranteed interest option

..   the account for special money market dollar cost averaging (Series CP(R)
    contracts only)

..   the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, you may elect the GMIB at the time you apply for your contract. All eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit or the "Greater of" death benefit. The RMD Wealth Guard death benefit is not available if you have the GMIB. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protected Benefit account. The Protected Benefit account variable investment options are used to fund these benefits.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protected Benefit account value. All amounts allocated to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for Protected Benefit account variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTED BENEFIT ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.

Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.

The table below shows the current Protected Benefit account variable investment options and Investment account variable investment options available to you. It is important to note that the Protected Benefit account variable investment options (with the exception of the AXA Ultra Conservative Strategy) are also available as Investment account variable investment options. The Protected Benefit account variable investment options invest in the same Portfolios as the corresponding Investment account variable investment options.


-------------------------------------------------------------------
 PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------
.. AXA Aggressive Strategy         . AXA Growth Strategy
.. AXA Balanced Strategy           . AXA Moderate Growth Strategy
.. AXA Conservative Growth         . AXA Ultra Conservative
  Strategy                          Strategy/(1)/
.. AXA Conservative Strategy       . EQ/AllianceBernstein Dynamic
                                    Wealth Strategies
-------------------------------------------------------------------

(1)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------
 INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------
.. 7Twelve/TM/ Balanced Portfolio . EQ/Small Company Index
.. All Asset Growth - Alt 20      . EQ/T. Rowe Price Growth Stock
.. All Asset Aggressive - Alt 25  . Eaton Vance VT Floating-Rate
.. All Asset Moderate Growth -      Income
  Alt 15                         . Fidelity(R) VIP Contrafund(R)
.. AllianceBernstein VPS          . Fidelity(R) VIP Mid Cap
  International Growth           . Fidelity(R) VIP Strategic
.. American Century VP Mid Cap      Income
  Value                          . First Trust/Dow Jones
.. American Funds Insurance         Dividend & Income Allocation
  Series(R) Bond Fund/SM/        . First Trust Multi Income
.. American Funds Insurance         Allocation
  Series(R) Global Small         . Franklin Founding Funds
  Capitalization Fund/SM/          Allocation VIP
.. American Funds Insurance       . Franklin Income VIP
  Series(R) New World Fund(R)    . Franklin Rising Dividends VIP
.. AXA Aggressive Strategy        . Franklin Strategic Income VIP
.. AXA Balanced Strategy          . Goldman Sachs VIT Mid Cap
.. AXA Conservative Growth          Value
  Strategy                       . Hartford Capital Appreciation
.. AXA Conservative Strategy        HLS
.. AXA Growth Strategy            . Hartford Growth Opportunities
.. AXA International Core           HLS
  Managed Volatility             . Invesco V.I. Diversified
.. AXA Large Cap Value Managed      Dividend
  Volatility                     . Invesco V.I. Equity and
.. AXA Mid Cap Value Managed        Income Fund
  Volatility                     . Invesco V.I. Global Real
.. AXA Moderate Allocation          Estate
.. AXA Moderate Growth Strategy   . Invesco V.I. High Yield
.. AXA Natural Resources          . Invesco V.I. International
.. BlackRock Global Allocation      Growth
  V.I. Fund                      . Invesco V.I. Mid Cap Core
.. BlackRock Large(R) Cap Growth    Equity
  V.I. Fund                      . Invesco V.I. Small Cap Equity
.. Charter/SM/ Alternative100     . Ivy Funds VIP Asset Strategy
  Moderate                       . Ivy Funds VIP Dividend
.. Charter/SM/ International        Opportunities
  Moderate                       . Ivy Funds VIP Energy
.. Charter/SM/ Moderate           . Ivy Funds VIP Global Natural
.. Charter/SM/ Moderate Growth      Resources
.. Charter/SM/ Real Assets        . Ivy Funds VIP High Income
.. Charter/SM/ Small Cap Value    . Ivy Funds VIP Mid Cap Growth
.. ClearBridge Variable           . Ivy Funds VIP Science and
  Aggressive Growth                Technology
.. ClearBridge Variable           . Ivy Funds VIP Small Cap Growth
  Appreciation                   . Lazard Retirement Emerging
.. ClearBridge Variable Equity      Markets Equity
  Income                         . Legg Mason BW Absolute Return
.. ClearBridge Variable Mid Cap     Opportunities VIT
  Core                           . Legg Mason Dynamic
.. AXA/Loomis Sayles Growth         Multi-Strategy VIT
.. EQ/AllianceBernstein Dynamic   . Lord Abbett Bond Debenture
  Wealth Strategies              . MFS(R) International Value
.. EQ/AllianceBernstein Small     . MFS(R) Investors Growth Stock
  Cap Growth                       Series
.. EQ/BlackRock Basic Value       . MFS(R) Investors Trust Series
  Equity                         . MFS(R) Utilities Series
.. EQ/Boston Advisors Equity      . Multimanager Aggressive Equity
  Income                         . Multimanager Mid Cap Growth
.. EQ/Common Stock Index          . Multimanager Mid Cap Value
.. EQ/Core Bond Index             . Multimanager Technology
.. EQ/Equity 500 Index            . Neuberger Berman Absolute
.. EQ/Emerging Markets Equity       Return Multi-Manager
  PLUS                           . Neuberger Berman
.. EQ/GAMCO Mergers and             International Equity
  Acquisitions                   . PIMCO CommodityRealReturn(R)
.. EQ/GAMCO Small Company Value     Strategy
.. EQ/High Yield Bond             . PIMCO Real Return
.. EQ/Intermediate Government     . PIMCO Total Return
  Bond                           . ProFund VP Biotechnology
.. EQ/International Equity Index  . Putnam VIT Diversified Income
.. EQ/Invesco Comstock            . T.Rowe Price Health Sciences
.. EQ/Large Cap Growth Index        Portfolio II
.. EQ/Large Cap Value Index       . Templeton Developing Markets
.. EQ/MFS International Growth      VIP
.. EQ/Mid Cap Index               . Templeton Global Bond VIP
.. EQ/Money Market                . Van Eck VIP Global Hard Assets
.. EQ/Morgan Stanley Mid Cap
  Growth
.. EQ/Oppenheimer Global
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Real Estate PLUS
-----------------------------------------------------------------


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protected Benefit account variable investment options will be included in the Protected Benefit account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment account variable investment options and the guaranteed interest option will be included in your Investment account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment account and Protected Benefit account variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, ("AXA FMG") a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark)" under the column entitled "AXA Volatility Management."

You should be aware that having the GMIB and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. In addition, if you have the GMIB, you are required to participate in the asset transfer program which moves account value between the AXA Ultra Conservative Strategy investment option and the variable investment options. See "Asset transfer program ("ATP")" in "Contract features and benefits" later in this prospectus. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy); investment option restrictions in connection with any guaranteed benefit that include these Portfolios; and the ATP are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. This may effectively suppress the value of guaranteed benefit(s) that are eligible for periodic benefit base resets because your benefit base is available for resets only when your Protected Benefit account

                        CONTRACT FEATURES AND BENEFITS
value is higher. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Total account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your Total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Whether or not you elected a guaranteed benefit that requires you to participate in the ATP, you should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT
                                                                              MANAGER (OR          AXA
 AXA PREMIER VIP                                                              SUB-ADVISER(S),      VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                              AS APPLICABLE)       MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION    Class A     Seeks to achieve long-term capital     .   AXA Equitable    (check mark)
                                       appreciation and current income.           Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ ALTERNATIVE    Class B     Seeks long-term capital appreciation.  .   AXA Equitable
  100 MODERATE                                                                    Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation   .   AXA Equitable
                                       and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE       Class B     Seeks long-term capital appreciation   .   AXA Equitable
  GROWTH                               and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ REAL ASSETS    Class B     Seeks to achieve maximum real          .   AXA Equitable
                                       return.                                    Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP      Class B     Seeks to achieve long-term growth of   .   AXA Equitable
  VALUE                                capital.                                   Funds
                                                                                  Management
                                                                                  Group, LLC
----------------------------------------------------------------------------------------------------------------

                                                                             INVESTMENT MANAGER   AXA
 EQ ADVISORS                                                                  (OR SUB-ADVISER(S), VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                              AS APPLICABLE)      MANAGEMENT
-------------------------------------------------------------------------------------------------------------
ALL ASSET AGGRESSIVE -     Class IB    Seeks long-term capital appreciation  .   AXA Equitable
  ALT 25                               and current income, with a greater        Funds
                                       emphasis on capital appreciation.         Management
                                                                                 Group, LLC
-------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH - ALT 20  Class IA    Seeks long-term capital appreciation  .   AXA Equitable
                                       and current income.                       Funds
                                                                                 Management
                                                                                 Group, LLC
-------------------------------------------------------------------------------------------------------------
ALL ASSET                  Class IB    Seeks long-term capital appreciation  .   AXA Equitable
  MODERATE GROWTH - ALT                and current income, with a greater        Funds
  15                                   emphasis on current income.               Management
                                                                                 Group, LLC
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT MANAGER    AXA
 EQ ADVISORS                                                                   (OR SUB-ADVISER(S),  VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                               AS APPLICABLE)       MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE             Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA BALANCED               Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income.                        Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH    Class IB    Seeks current income and growth of     .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        capital, with a greater emphasis on        Funds
                                       current income.                            Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE           Class IB    Seeks a high level of current income.  .   AXA Equitable     (check mark)
  STRATEGY/(1)/                                                                   Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY/(1)/   Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
                                       and current income, with a greater         Funds
                                       emphasis on capital appreciation.          Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH        Class IB    Seeks long-term capital appreciation   .   AXA Equitable     (check mark)
  STRATEGY/(1)/                        and current income, with a greater         Funds
                                       emphasis on current income.                Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA ULTRA CONSERVATIVE     Class IB    Seeks current income.                  .   AXA Equitable     (check mark)
  STRATEGY/(1)(2)/                                                                Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE     Class IA    Seeks to achieve long-term growth of   .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-          Funds
                                       adjusted returns and managing              Management
                                       volatility in the Portfolio.               Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   EARNEST
                                                                                  Partners, LLC
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services
                                                                                  Company d/b/a
                                                                                  MFS Investment
                                                                                  Management
                                                                              .   Hirayama
                                                                                  Investments, LLC
                                                                              .   WHV Investment
                                                                                  Management
-----------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE        Class IA    Seeks to achieve long-term growth of   .                     (check mark)
  MANAGED VOLATILITY                   capital with an emphasis on risk-          AllianceBernstein
                                       adjusted returns and managing              L.P.
                                       volatility in the Portfolio.           .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services
                                                                                  Company d/b/a
                                                                                  MFS Investment
                                                                                  Management
-----------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE          Class IA    Seeks to achieve long-term capital     .   AXA Equitable     (check mark)
  MANAGED VOLATILITY                   appreciation with an emphasis on risk      Funds
                                       adjusted returns and managing              Management
                                       volatility in the Portfolio.               Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Diamond Hill
                                                                                  Capital
                                                                                  Management, Inc.
                                                                              .   Wellington
                                                                                  Management
                                                                                  Company, LLP
-----------------------------------------------------------------------------------------------------------------
AXA NATURAL                Class IB    Seeks to achieve long-term growth of   .
  RESOURCES/(3)/                       capital.                                   AllianceBernstein
                                                                                  L.P.
                                                                              .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT MANAGER    AXA
 EQ ADVISORS                                                                    (OR SUB-ADVISER(S),  VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                AS APPLICABLE)       MANAGEMENT
----------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH   Class IA    Seeks to achieve capital appreciation.  .   Loomis, Sayles
                                                                                   & Company, L.P.
----------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IB    Seeks to achieve total return from      .
  DYNAMIC WEALTH                       long-term growth of capital and             AllianceBernstein
  STRATEGIES/(1)/                      income.                                     L.P.
----------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IA    Seeks to achieve long-term growth of    .
  SMALL CAP GROWTH                     capital.                                    AllianceBernstein
                                                                                   L.P.
----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IA    Seeks to achieve capital appreciation   .   BlackRock
  EQUITY                               and secondarily, income.                    Investment
                                                                                   Management, LLC
----------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Class IA    Seeks a combination of growth and       .   Boston
  EQUITY INCOME                        income to achieve an above-average          Advisors, LLC
                                       and consistent total return.
----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before  .
                                       expenses that approximates the total        AllianceBernstein
                                       return performance of the Russell           L.P.
                                       3000 Index, including reinvestment of
                                       dividends, at a risk level consistent
                                       with that of the Russell 3000 Index.
----------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before  .   AXA Equitable
                                       expenses that approximates the total        Funds
                                       return performance of the Barclays          Management
                                       Intermediate U.S. Government/Credit         Group, LLC
                                       Index, including reinvestment of        .   SSgA Funds
                                       dividends, at a risk level consistent       Management, Inc.
                                       with that of the Barclays Intermediate
                                       U.S. Government/Credit Index.
----------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS        Class IB    Seeks to achieve long-term growth of    .
  EQUITY PLUS                          capital.                                    AllianceBernstein
                                                                                   L.P.
                                                                               .   AXA Equitable
                                                                                   Funds
                                                                                   Management
                                                                                   Group, LLC
                                                                               .   EARNEST
                                                                                   Partners, LLC
----------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before  .
                                       expenses that approximates the total        AllianceBernstein
                                       return performance of the S&P 500           L.P.
                                       Index, including reinvestment of divi-
                                       dends, at a risk level consistent with
                                       that of the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Class IA    Seeks to achieve capital appreciation.  .   GAMCO Asset
  ACQUISITIONS                                                                     Management, Inc.
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY     Class IA    Seeks to maximize capital               .   GAMCO Asset
  VALUE                                appreciation.                               Management, Inc.
----------------------------------------------------------------------------------------------------------------
EQ/HIGH YIELD BOND         Class IB    Seeks to maximize current income.       .   AXA Equitable
                                                                                   Funds
                                                                                   Management
                                                                                   Group, LLC
                                                                               .   AXA Investment
                                                                                   Managers, Inc.
                                                                               .   Post Advisory
                                                                                   Group, LLP
----------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IB    Seeks to achieve a total return before  .   AXA Equitable
  GOVERNMENT BOND                      expenses that approximates the total        Funds
                                       return performance of the Barclays          Management
                                       Intermediate U.S. Government Bond           Group, LLC
                                       Index, including reinvestment of        .   SSgA Funds
                                       dividends, at a risk level consistent       Management, Inc.
                                       with that of the Barclays Intermediate
                                       U.S. Government Bond Index.
----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

                                                                                  INVESTMENT MANAGER            AXA
 EQ ADVISORS                                                                       (OR SUB-ADVISER(S),          VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)               MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before    .
  INDEX                                expenses) that approximates the total          AllianceBernstein
                                       return performance of a composite              L.P.
                                       index comprised of 40% DJ EURO
                                       STOXX 50 Index, 25% FTSE 100
                                       Index, 25% TOPIX Index, and 10%
                                       S&P/ASX 200 Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the
                                       composite index.
---------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK        Class IA    Seeks to achieve capital growth and        .   Invesco
                                       income.                                        Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IA    Seeks to achieve a total return before     .
                                       expenses that approximates the total           AllianceBernstein
                                       return performance of the Russell 1000         L.P.
                                       Growth Index, including reinvestment
                                       of dividends at a risk level consistent
                                       with that of the Russell 1000 Growth
                                       Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the Russell
                                       1000 Value Index, including
                                       reinvestment of dividends, at a risk
                                       level consistent with that of the Russell
                                       1000 Value Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IA    Seeks to achieve capital appreciation.     .   Massachusetts
  GROWTH                                                                              Financial
                                                                                      Services
                                                                                      Company d/b/a
                                                                                      MFS Investment
                                                                                      Management
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IA    Seeks to achieve a total return before     .   SSgA Funds
                                       expenses that approximates the total           Management, Inc.
                                       return performance of the S&P Mid
                                       Cap 400 Index, including reinvestment
                                       of dividends, at a risk level consistent
                                       with that of the S&P Mid Cap 400
                                       Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Class IA    Seeks to obtain a high level of current    .   The Dreyfus
                                       income, preserve its assets and                Corporation
                                       maintain liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IA    Seeks to achieve capital growth.           .
  CAP GROWTH                                                                          Morgan Stanley Investment
                                                                                      Management Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL      Class IA    Seeks to achieve capital appreciation.     .
                                                                                      OppenheimerFunds,
                                                                                      Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL       Class IB    Seeks to achieve maximum real              .   Pacific
  RETURN                               return, consistent with preservation of        Investment
                                       capital and prudent investment                 Management
                                       management.                                    Company LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IA    Seeks to generate a return in excess       .   Pacific
                                       of traditional money market products           Investment
                                       while maintaining an emphasis on               Management
                                       preservation of capital and liquidity.         Company LLC
---------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

                                                                              INVESTMENT MANAGER        AXA
 EQ ADVISORS                                                                   (OR SUB-ADVISER(S),      VOLATILITY
 TRUST PORTFOLIO NAME     SHARE CLASS  OBJECTIVE                               AS APPLICABLE)           MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/REAL ESTATE PLUS        Class IB    Seeks to provide long-term capital     .
                                       appreciation and current income.           AllianceBernstein
                                                                                  L.P.
                                                                              .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .   Pacific
                                                                                  Investment
                                                                                  Management
                                                                                  Company LLC
-------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IA    Seeks to replicate as closely as       .
                                       possible (before expenses) the total       AllianceBernstein
                                       return of the Russell 2000 Index.          L.P.
-------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IA    Seeks to achieve long-term capital     .   T. Rowe Price
  STOCK                                appreciation and secondarily, income.      Associates, Inc.
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE    Class IB    Seeks to achieve long-term growth of   .
  EQUITY                               capital.                                   AllianceBernstein
                                                                                  L.P.
                                                                              .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .   ClearBridge
                                                                                  Investments, LLC
                                                                              .   Marsico Capital
                                                                                  Management, LLC
                                                                              .   Scotia
                                                                                  Institutional
                                                                                  Management US,
                                                                                  Ltd.
                                                                              .   T. Rowe Price
                                                                                  Associates, Inc.
                                                                              .   Westfield
                                                                                  Capital
                                                                                  Management
                                                                                  Company, L.P.
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of   .
  GROWTH                               capital.                                   AllianceBernstein
                                                                                  L.P.
                                                                              .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .
                                                                                  BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Franklin
                                                                                  Advisers, Inc.
                                                                              .
                                                                                  Wellington Management
                                                                                  Company, LLP
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP       Class IB    Seeks to achieve long-term growth of   .   AXA Equitable
  VALUE                                capital.                                   Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Diamond Hill
                                                                                  Capital
                                                                                  Management, Inc.
                                                                              .   Knightsbridge
                                                                                  Asset
                                                                                  Management, LLC
                                                                              .   Lord, Abbett &
                                                                                  Co. LLC
-------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY    Class IB    Seeks to achieve long-term growth of   .   Allianz Global
                                       capital.                                   Investors U.S.
                                                                                  LLC
                                                                              .   AXA Equitable
                                                                                  Funds
                                                                                  Management
                                                                                  Group, LLC
                                                                              .   SSgA Funds
                                                                                  Management, Inc.
                                                                              .   Wellington
                                                                                  Management
                                                                                  Company, LLP
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

 AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE                                                        INVESTMENT MANAGER
 INSURANCE FUNDS) -                                                              (OR SUB-ADVISER(S),
 SERIES II PORTFOLIO NAME  OBJECTIVE                                            AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED   The fund's investment objective is to provide        .   Invesco Advisers, Inc.
  DIVIDEND FUND            reasonable current income and long-term growth of
                           income and capital.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL   The fund's investment objective is total return      .   Invesco Advisers, Inc.
  ESTATE FUND              through growth of capital and current income.        .   Invesco Asset Management
                                                                                    Limited
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND    The fund's investment objective are both of current  .   Invesco Advisers, Inc.
  INCOME FUND              income and capital appreciation and current
                           income.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD    The fund's investment objective is total return      .   Invesco Advisers, Inc.
  FUND                     comprised of current income and capital
                           appreciation.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I.               The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  INTERNATIONAL GROWTH     of capital.
  FUND
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP       The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  CORE EQUITY FUND         of capital.
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP     The fund's investment objective is long-term growth  .   Invesco Advisers, Inc.
  EQUITY FUND              of capital.
-----------------------------------------------------------------------------------------------------------------------

 ALLIANCEBERNSTEIN
 VARIABLE PRODUCT SERIES                                                     INVESTMENT MANAGER
 FUND, INC. - CLASS                                                           (OR SUB-ADVISER(S),
 B PORTFOLIO NAME         OBJECTIVE                                          AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS     The Portfolio's investment objective is long-term  .   AllianceBernstein L.P.
  INTERNATIONAL GROWTH    growth of capital.
  PORTFOLIO

--------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE PORTFOLIOS,                                                         INVESTMENT MANAGER
 INC. - CLASS                                                                  (OR SUB-ADVISER(S),
 II PORTFOLIO NAME        OBJECTIVE                                           AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID   The fund seeks long-term capital growth. Income is  .   American Century Investment
  CAP VALUE FUND          a secondary objective.                                  Management, Inc.
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE PORTFOLIOS,     INVESTMENT MANAGER
 INC. - CLASS              (OR SUB-ADVISER(S),
 II PORTFOLIO NAME        AS APPLICABLE)
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID   .   American Century Investment
  CAP VALUE FUND              Management, Inc.
-------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 INSURANCE SERIES(R) -                                                          INVESTMENT MANAGER
 CLASS 4 SHARES                                                                  (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                             AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
BOND FUND/SM/             The fund's investment objective is to provide as      .   Capital Research and
                          high a level of current income as is consistent with      Management Company
                          the preservation of capital.
----------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL              The fund's investment objective is to provide you     .   Capital Research and
  CAPITALIZATION FUND/SM/ with long-term growth of capital.                         Management Company
----------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)         The fund's investment objective is to provide         .   Capital Research and
                          long-term capital appreciation.                           Management Company
----------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS
 INSURANCE SERIES(R) -    INVESTMENT MANAGER
 CLASS 4 SHARES            (OR SUB-ADVISER(S),
 PORTFOLIO NAME           AS APPLICABLE)
-------------------------------------------------------------------------------------------------
BOND FUND/SM/             .   Capital Research and
                              Management Company

-------------------------------------------------------------------------------------------------
GLOBAL SMALL              .   Capital Research and
  CAPITALIZATION FUND/SM/     Management Company
-------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)         .   Capital Research and
                              Management Company
-------------------------------------------------------------------------------------------------

 BLACKROCK VARIABLE                                               INVESTMENT MANAGER
 SERIES FUNDS, INC. -                                              (OR SUB-ADVISER(S),
 CLASS III PORTFOLIO NAME  OBJECTIVE                               AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
BLACKROCK                  To seek high total investment return.  .   Adviser: BlackRock Advisors, LLC
  GLOBAL ALLOCATION V.I.                                          .   Sub-Adviser: BlackRock
  FUND                                                                Investment Management, LLC
--------------------------------------------------------------------------------------------------------
BLACKROCK LARGE            Seeks long-term capital growth.        .   Adviser: BlackRock Advisors, LLC
  CAP GROWTH V.I. FUND                                            .   Sub-Adviser: BlackRock
                                                                      Investment Management, LLC

 BLACKROCK VARIABLE        INVESTMENT MANAGER
 SERIES FUNDS, INC. -       (OR SUB-ADVISER(S),
 CLASS III PORTFOLIO NAME   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
BLACKROCK                  .   Adviser: BlackRock Advisors, LLC
  GLOBAL ALLOCATION V.I.   .   Sub-Adviser: BlackRock
  FUND                         Investment Management, LLC
--------------------------------------------------------------------------------------------------------
BLACKROCK LARGE            .   Adviser: BlackRock Advisors, LLC
  CAP GROWTH V.I. FUND     .   Sub-Adviser: BlackRock
                               Investment Management, LLC

--------------------------------------------------------------------------------------------------------------
 EATON VANCE VARIABLE
 TRUST                                                                INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                                   SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
EATON VANCE VT            To provide a high level of current income.  .   Eaton Vance Management
  FLOATING-RATE INCOME
  FUND
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 EATON VANCE VARIABLE
 TRUST                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
EATON VANCE VT            .   Eaton Vance Management
  FLOATING-RATE INCOME
  FUND
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS                                                       INVESTMENT MANAGER
 (VIP) - SERVICE CLASS                                                     (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks long-term capital appreciation.           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO                                                     Company (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       Seeks long-term growth of capital.              .   Fidelity Management &
  CAP PORTFOLIO                                                               Research Company (FMR)
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           Seeks a high level of current income. The fund  .   Fidelity Management & Research
  STRATEGIC INCOME        may also seek capital appreciation.                 Company (FMR)
  PORTFOLIO

-----------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE
 INSURANCE PRODUCTS       INVESTMENT MANAGER
 (VIP) - SERVICE CLASS     (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           .   Fidelity Management & Research
  CONTRAFUND(R) PORTFOLIO     Company (FMR)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID       .   Fidelity Management &
  CAP PORTFOLIO               Research Company (FMR)
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP           .   Fidelity Management & Research
  STRATEGIC INCOME            Company (FMR)
  PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE                                                          INVESTMENT MANAGER
 INSURANCE TRUST PORTFOLIO                                                      (OR SUB-ADVISER(S),
 NAME                       OBJECTIVE                                          AS APPLICABLE
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES       Seeks to provide total return by allocating among  .   First Trust Advisors, L.P.
  DIVIDEND & INCOME         dividend-paying stocks and investment grade
  ALLOCATION PORTFOLIO      bonds.
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME    Seeks to provide a high level of current income,   .   First Trust Advisors L.P.
  ALLOCATION PORTFOLIO      with a secondary objective of capital
                            appreciation.

-------------------------------------------------------------------------------------------------------
 FIRST TRUST VARIABLE       INVESTMENT MANAGER
 INSURANCE TRUST PORTFOLIO   (OR SUB-ADVISER(S),
 NAME                       AS APPLICABLE
-------------------------------------------------------------------------------------------------------
FIRST TRUST/DOW JONES       .   First Trust Advisors, L.P.
  DIVIDEND & INCOME
  ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI INCOME    .   First Trust Advisors L.P.
  ALLOCATION PORTFOLIO

------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE                                                            INVESTMENT MANAGER
 PRODUCTS TRUST - CLASS                                                         (OR SUB-ADVISER(S),
 2 PORTFOLIO NAME         OBJECTIVE                                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS   The Fund's principal investment goal is capital      .   Fund Administrator: Franklin
  ALLOCATION VIP FUND     appreciation. Its secondary goal is income.              Templeton Services, LLC
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND  Seeks to maximize income while maintaining           .   Franklin Advisers, Inc.
                          prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING           Seeks long-term capital appreciation, with           .   Franklin Advisory Services, LLC
  DIVIDENDS VIP FUND      preservation of capital as an important
                          consideration.
------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC        The Fund's principal investment goal is to seek a    .   Franklin Advisers, Inc.
  INCOME VIP FUND         high level of current income. Its secondary goal is
                          capital appreciation over long term.
------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING      Seeks long-term capital appreciation.                .   Templeton Asset Management Ltd.
  MARKETS  VIP FUND
------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL          Seeks high current income, consistent with           .   Franklin Advisers, Inc.
  BOND VIP FUND           preservation of capital. Capital appreciation is a
                          secondary consideration.

----------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE                                              INVESTMENT MANAGER
 TRUST - SERVICE                                                  (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     Seeks long-term capital appreciation.  .
  CAP VALUE FUND                                                     Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE INSURANCE       INVESTMENT MANAGER
 TRUST - SERVICE           (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID     .
  CAP VALUE FUND              Goldman Sachs Asset Management, L.P.
----------------------------------------------------------------------------------------------------------

 HARTFORD - CLASS IC
 SHARE                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                             SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL          The Fund seeks growth of capital.     .   Hartford Funds Management
  APPRECIATION HLS FUND                                             Company,
                                                                    LLC Sub-adviser: Wellington Management
                                                                    Company, LLC
-----------------------------------------------------------------------------------------------------------
HARTFORD GROWTH           The Fund seeks capital appreciation.  .   Hartford Funds Management
  OPPORTUNITIES HLS FUND                                            Company, LLC
                                                                    Sub-adviser: Wellington Management
                                                                    Company, LLC

 HARTFORD - CLASS IC
 SHARE                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL          .   Hartford Funds Management
  APPRECIATION HLS FUND       Company,
                              LLC Sub-adviser: Wellington Management
                              Company, LLC
------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH           .   Hartford Funds Management
  OPPORTUNITIES HLS FUND      Company, LLC
                              Sub-adviser: Wellington Management
                              Company, LLC

---------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE                                                INVESTMENT MANAGER
 INSURANCE PORTFOLIOS PORTFOLIO                                     (OR SUB-ADVISER(S),
 NAME                            OBJECTIVE                         AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET              To seek to provide total return.  .   Waddell & Reed Investment
  STRATEGY                                                             Management Company (WRIMCO)
---------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND           To seek to provide total return.  .   Waddell & Reed Investment
  OPPORTUNITIES                                                        Management Company (WRIMCO)
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE              INVESTMENT MANAGER
 INSURANCE PORTFOLIOS PORTFOLIO   (OR SUB-ADVISER(S),
 NAME                            AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET              .   Waddell & Reed Investment
  STRATEGY                           Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND           .   Waddell & Reed Investment
  OPPORTUNITIES                      Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE                                                                     INVESTMENT MANAGER
 INSURANCE PORTFOLIOS PORTFOLIO                                                          (OR SUB-ADVISER(S),
 NAME                            OBJECTIVE                                              AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             To seek to provide capital growth and appreciation.    .   Waddell & Reed Investment
                                                                                            Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL             To seek to provide capital growth and appreciation.    .   Waddell & Reed Investment
  NATURAL RESOURCES                                                                         Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME        To seek to provide total return through a combination  .   Waddell & Reed Investment
                                 of high current income and capital appreciation.           Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP            To seek to provide growth of capital.                  .   Waddell & Reed Investment
  GROWTH                                                                                    Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE            To seek to provide growth of capital.                  .   Waddell & Reed Investment
  AND TECHNOLOGY                                                                            Management Company (WRIMCO)
--------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP          To seek to provide growth of capital.                  .   Waddell & Reed Investment
  GROWTH                                                                                    Management Company (WRIMCO)

------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE              INVESTMENT MANAGER
 INSURANCE PORTFOLIOS PORTFOLIO   (OR SUB-ADVISER(S),
 NAME                            AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY             .   Waddell & Reed Investment
                                     Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL             .   Waddell & Reed Investment
  NATURAL RESOURCES                  Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME        .   Waddell & Reed Investment
                                     Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP            .   Waddell & Reed Investment
  GROWTH                             Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE            .   Waddell & Reed Investment
  AND TECHNOLOGY                     Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP          .   Waddell & Reed Investment
  GROWTH                             Management Company (WRIMCO)

---------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT                                               INVESTMENT MANAGER
 SERIES, INC. - SERVICE                                           (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    OBJECTIVE                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         Seeks long-term capital appreciation.  .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT        INVESTMENT MANAGER
 SERIES, INC. - SERVICE    (OR SUB-ADVISER(S),
 SHARES PORTFOLIO NAME    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT         .   Lazard Asset Management LLC
  EMERGING MARKETS
  EQUITY PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------
 LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
 - SHARE CLASS II                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      The fund seeks capital appreciation.                     .   Legg Mason Partners Fund
  AGGRESSIVE GROWTH                                                                    Advisor, LLC Sub-Adviser:
  PORTFOLIO                                                                            ClearBridge Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      The fund's primary investment objective is to provide a  .   Legg Mason Partners Fund
  EQUITY INCOME PORTFOLIO high level of current income. Long term capital              Advisor, LLC Sub-Adviser:
                          appreciation is its secondary objective.                     ClearBridge Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      The fund seeks long-term appreciation of capital.        .   Legg Mason Partners Fund
  APPRECIATION                                                                         Advisor, LLC
  PORTFOLIO/(++)/                                                                  .   Sub-Adviser: ClearBridge
                                                                                       Investments, LLC
---------------------------------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID  The fund seeks long-term growth of capital.              .   Legg Mason Partners Fund
  CAP CORE PORTFOLIO                                                                   Advisor, LLC
                                                                                   .   Sub-Adviser: ClearBridge
                                                                                       Investments, LLC
---------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 LEGG MASON PARTNERS
 VARIABLE EQUITY TRUST
 - SHARE CLASS II         INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      .   Legg Mason Partners Fund
  AGGRESSIVE GROWTH           Advisor, LLC Sub-Adviser:
  PORTFOLIO                   ClearBridge Investments, LLC
-----------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      .   Legg Mason Partners Fund
  EQUITY INCOME PORTFOLIO     Advisor, LLC Sub-Adviser:
                              ClearBridge Investments, LLC
-----------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE      .   Legg Mason Partners Fund
  APPRECIATION                Advisor, LLC
  PORTFOLIO/(++)/         .   Sub-Adviser: ClearBridge
                              Investments, LLC
-----------------------------------------------------------------------------------------------------
CLEARBRIDGE VARIABLE MID  .   Legg Mason Partners Fund
  CAP CORE PORTFOLIO          Advisor, LLC
                          .   Sub-Adviser: ClearBridge
                              Investments, LLC
-----------------------------------------------------------------------------------------------------

 LEGG MASON GLOBAL ASSET
 MANAGEMENT
 VARIABLE TRUST - SHARE
 CLASS II                                                                         INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON BW ABSOLUTE    Positive returns that are independent of market         .   Legg Mason Partners Fund
  RETURN OPPORTUNITIES    cycles.                                                     Advisor, LLC
  VIT PORTFOLIO/(++)/                                                             .   Sub-Adviser: Brandywine Global
                                                                                      Investment Management, LLC
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON DYNAMIC        The fund seeks the highest total return (that is, a     .   Legg Mason Partners Fund
  MULTI-STRATEGY VIT      combination of income and long-term capital                 Advisor, LLC
  PORTFOLIO               appreciation) over time consistent with its asset mix.  .   Sub-Adviser: Legg Mason Global
                          The fund will seek to reduce volatility as a secondary      Asset Allocation, LLC
                          objective.                                              .   Sub-Adviser: Western Asset
                                                                                      Management Company
--------------------------------------------------------------------------------------------------------------------------

 LEGG MASON GLOBAL ASSET
 MANAGEMENT
 VARIABLE TRUST - SHARE
 CLASS II                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
LEGG MASON BW ABSOLUTE    .   Legg Mason Partners Fund
  RETURN OPPORTUNITIES        Advisor, LLC
  VIT PORTFOLIO/(++)/     .   Sub-Adviser: Brandywine Global
                              Investment Management, LLC
-----------------------------------------------------------------------------------------------------
LEGG MASON DYNAMIC        .   Legg Mason Partners Fund
  MULTI-STRATEGY VIT          Advisor, LLC
  PORTFOLIO               .   Sub-Adviser: Legg Mason Global
                              Asset Allocation, LLC
                          .   Sub-Adviser: Western Asset
                              Management Company
-----------------------------------------------------------------------------------------------------

 LORD ABBETT SERIES                                                        INVESTMENT MANAGER
 FUND, INC. - CLASS                                                         (OR SUB-ADVISER(S),
 VC PORTFOLIO NAME        OBJECTIVE                                        AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND          The fund's investment objective is to seek high  .   Lord, Abbett & Co. LLC
  DEBENTURE PORTFOLIO     current income and the opportunity for capital
  (VC)                    appreciation to produce a high total return.
-------------------------------------------------------------------------------------------------------------------

 LORD ABBETT SERIES       INVESTMENT MANAGER
 FUND, INC. - CLASS        (OR SUB-ADVISER(S),
 VC PORTFOLIO NAME        AS APPLICABLE)
-----------------------------------------------------------------------------------------------------
LORD ABBETT BOND          .   Lord, Abbett & Co. LLC
  DEBENTURE PORTFOLIO
  (VC)
-----------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUST                                                              INVESTMENT MANAGER
 - SERVICE                                                                     (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                           AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  VALUE PORTFOLIO         appreciation.                                           Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH   The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  STOCK SERIES            appreciation.                                           Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    The fund's investment objective is to seek capital  .   Massachusetts Financial Services
  SERIES                  appreciation.                                           Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   The fund's investment objective is to seek total    .   Massachusetts Financial Services
                          return.                                                 Company
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUST          INVESTMENT MANAGER
 - SERVICE                 (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL      .   Massachusetts Financial Services
  VALUE PORTFOLIO             Company
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH   .   Massachusetts Financial Services
  STOCK SERIES                Company
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST    .   Massachusetts Financial Services
  SERIES                      Company
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES   .   Massachusetts Financial Services
                              Company
-------------------------------------------------------------------------------------------------------

 NEUBERGER BERMAN
 ADVISERS
 MANAGEMENT TRUST - S
 CLASS SHARES                                                              INVESTMENT MANAGER (OR
 PORTFOLIO NAME           OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN          The fund seeks capital appreciation with an      .   Neuberger Berman Management LLC
  ABSOLUTE RETURN         emphasis on absolute (i.e., positive) returns.
  MULTI-MANAGER PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN          The fund seeks long-term growth of capital by    .   Neuberger Berman Management LLC
  INTERNATIONAL EQUITY    investing primarily in common stocks of foreign
  PORTFOLIO (Formerly     companies.
  Neuberger Berman
  International
  Portfolio)
-----------------------------------------------------------------------------------------------------------------

 NEUBERGER BERMAN
 ADVISERS
 MANAGEMENT TRUST - S
 CLASS SHARES             INVESTMENT MANAGER (OR
 PORTFOLIO NAME           SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN          .   Neuberger Berman Management LLC
  ABSOLUTE RETURN
  MULTI-MANAGER PORTFOLIO
-------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN          .   Neuberger Berman Management LLC
  INTERNATIONAL EQUITY
  PORTFOLIO (Formerly
  Neuberger Berman
  International
  Portfolio)
-------------------------------------------------------------------------------------------------------

 NORTHERN LIGHTS                                                          INVESTMENT MANAGER
 VARIABLE TRUST                                                            (OR SUB-ADVISER(S),
 PORTFOLIO NAME           OBJECTIVE                                       AS APPLICABLE
----------------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED      The Portfolio seeks to provide superior risk-   .   7Twelve Advisors, LLC
  PORTFOLIO/(*)/          adjusted returns when compared to the bond and
                          equity markets in general.


 NORTHERN LIGHTS          INVESTMENT MANAGER
 VARIABLE TRUST            (OR SUB-ADVISER(S),
 PORTFOLIO NAME           AS APPLICABLE
-------------------------------------------------------------------------------------------------------
7TWELVE/TM/ BALANCED      .   7Twelve Advisors, LLC
  PORTFOLIO/(*)/


----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST                                                          INVESTMENT MANAGER
 - ADVISOR                                                                 (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                       AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
PIMCO                     Seeks maximum real return consistent with       .   Pacific Investment Management
  COMMODITYREALRETURN(R)  prudent investment management.                      Company LLC
  STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN         Seeks maximum real return, consistent with      .   Pacific Investment Management
  PORTFOLIO               preservation of real capital and prudent            Company LLC
                          investment management.
----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN        Seeks maximum total return, consistent with     .   Pacific Investment Management
  PORTFOLIO               preservation of capital and prudent investment      Company LLC
                          management.
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST          INVESTMENT MANAGER
 - ADVISOR                 (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
PIMCO                     .   Pacific Investment Management
  COMMODITYREALRETURN(R)      Company LLC
  STRATEGY PORTFOLIO
-------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN         .   Pacific Investment Management
  PORTFOLIO                   Company LLC

-------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN        .   Pacific Investment Management
  PORTFOLIO                   Company LLC

-------------------------------------------------------------------------------------------------------

                                                                           INVESTMENT MANAGER
 PROFUNDS VP PORTFOLIO                                                      (OR SUB-ADVISER(S),
 NAME                     OBJECTIVE                                        AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY  Seeks investment results, before fees and        .   ProFund Advisors LLC
                          expenses, that correspond to the performance of
                          the Dow Jones U.S. Biotechnology/ /Index/SM/.
-----------------------------------------------------------------------------------------------------------------

                          INVESTMENT MANAGER
 PROFUNDS VP PORTFOLIO     (OR SUB-ADVISER(S),
 NAME                     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY  .   ProFund Advisors LLC


-------------------------------------------------------------------------------------------------------

 PUTNAM VARIABLE TRUST -
 IB SHARE                                                              INVESTMENT MANAGER (OR
 CLASS PORTFOLIO NAME     OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED     As high a level of current income as Putnam  .   Investment Manager: Putnam
  INCOME FUND             Investment Management, LLC believes is           Investment Management, LLC
                          consistent with preservation of capital.     .   Sub-Manager: Putnam Investments
                                                                           Limited, LLC

 PUTNAM VARIABLE TRUST -
 IB SHARE                 INVESTMENT MANAGER (OR
 CLASS PORTFOLIO NAME     SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED     .   Investment Manager: Putnam
  INCOME FUND                 Investment Management, LLC
                          .   Sub-Manager: Putnam Investments
                              Limited, LLC

------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY                                                       INVESTMENT MANAGER
 SERIES, INC. PORTFOLIO                                                      (OR SUB-ADVISER(S),
 NAME                     OBJECTIVE                                         AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE             Seeks long-term capital appreciation through      .   T. Rowe Price Associates, Inc.
  HEALTH SCIENCES         investment in companies expected to benefit from
  PORTFOLIO - II          changes in the health care, medicine or life
                          sciences fields.
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY     INVESTMENT MANAGER
 SERIES, INC. PORTFOLIO    (OR SUB-ADVISER(S),
 NAME                     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
T. ROWE PRICE             .   T. Rowe Price Associates, Inc.
  HEALTH SCIENCES
  PORTFOLIO - II

-------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                             INVESTMENT MANAGER
 VAN ECK VIP TRUST - S                                                        (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     OBJECTIVE                                          AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD   Seeks long-term capital appreciation by investing  .   Van Eck Associates Corporation
  ASSETS FUND             primarily in hard asset securities. Income is a
                          secondary consideration.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                          INVESTMENT MANAGER
 VAN ECK VIP TRUST - S     (OR SUB-ADVISER(S),
 CLASS PORTFOLIO NAME     AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD   .   Van Eck Associates Corporation
  ASSETS FUND

-------------------------------------------------------------------------------------------------------

(1)This variable investment option is also available as a Protected Benefit account variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.
(2)The AXA Ultra Conservative Strategy investment option is part of the asset transfer program. You may not directly allocate a contribution to or request a transfer of account value into this investment option.

(3)Formerly known as, EQ/Natural Resources PLUS.


(*)7Twelve(TM) is a registered trademark belonging to Craig L. Israelsen.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protected Benefit account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2015 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.

ALLOCATING YOUR CONTRIBUTIONS

You may allocate your contributions to the Investment account variable investment options, the guaranteed interest option or an available Special DCA program. If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protected Benefit account variable investment options or a Special DCA program. Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for future transfers to the Protected Benefit account variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protected Benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and have the GMIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. The $60,000 will be included in your Protected Benefit account value and will be used to calculate your GMIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment account value.

Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protected Benefit account variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. Please see "How you can purchase and contribute to your contract" and the table in Appendix IX for additional information regarding certain limitations on contributions that may apply to your contract.

It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. (Your investment allocations may be subject to the ATP if you have the GMIB, as described in ''Asset transfer program (''ATP'')'' later in this Prospectus.) If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.

We may offer an optional rebalancing program for amounts allocated to your Investment account variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

We do not offer an optional rebalancing program for amounts allocated to your Protected Benefit account variable investment options. You can rebalance your Protected Benefit account value by submitting

                        CONTRACT FEATURES AND BENEFITS
a one-time request to rebalance. See "Rebalancing among your Protected Benefit account variable investment options" in "Transferring your money among investment options" later in this Prospectus.

For contracts with the GMIB, you cannot make a contribution or transfer into the AXA Ultra Conservative Strategy investment option. On a limited basis, you can initiate a complete transfer out of the AXA Ultra Conservative Strategy investment option up to your contract date anniversary following age 85, subject to certain restrictions. We refer to this as the ATP exit option. Please see ''Asset transfer program (''ATP'')'' later in this section. Transfers into or out of the AXA Ultra Conservative Strategy investment option do not require new allocation instructions.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions.

TRANSFERS. Once you allocate amounts to the Protected Benefit account variable investment options, such amounts may be transferred among the Protected Benefit account variable investment options, but may not be transferred to the Investment account variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

..   Special dollar cost averaging;

..   Special money market dollar cost averaging;

..   General dollar cost averaging;

..   Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum income benefit" and "Guaranteed minimum death benefits" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than 1% or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed

                        CONTRACT FEATURES AND BENEFITS
interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protected Benefit account variable investment options, the Investment account variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protected Benefit account variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                              -------------------

Under both Special DCA programs, the following applies:

..   Initial contributions to a Special DCA program must be at least $2,000;
    subsequent contributions to an existing Special DCA program must be at least $250;

..   Subsequent contributions to an existing program does not extend the time period of the program;

..   Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;

..   We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it;

..   Contributions to a Special DCA program may be designated for the Protected
    Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

   -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.


   -- Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus;


..   Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions;

..   Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options. The Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protected Benefit account variable investment options;

..   IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE
    ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;


..   We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date will be made at the time of the first contribution, and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;


..   Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account

                        CONTRACT FEATURES AND BENEFITS
   after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

..   For contracts with the GMIB, ATP transfers are not taken out of amounts allocated to a Special DCA program. Please see ''Asset transfer program (''ATP'')'' later in this section.

..   Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See "Rebalancing among your Investment account variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;

..   All of the dollar cost averaging programs available under your Retirement
    Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;

..   A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

..   The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

..   You may cancel your participation at any time. If you terminate your
    Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

..   If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and

..   We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the

                        CONTRACT FEATURES AND BENEFITS
last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS AND EARNINGS BONUS (FOR SERIES CP(R) CONTRACTS)

Under certain circumstances credits and the Earnings bonus will be allocated to your Total account value. We do not include these amounts in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits and the Earnings bonus are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). Credits and Earnings bonus are included in the assessment of any charge that is based on your Total account value. Credits and Earnings bonus are also not considered to be part of your investment in the contract for tax purposes. For more information on how credits and the Earnings bonus affect your benefit bases, see "Series CP(R), and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the credit and Earnings bonus. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for more than 10 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.

For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.

CREDITS ON CONTRIBUTIONS. A credit will be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The amount of the credit will be 3% of each contribution. This credit percentage will be credited to your initial contribution and each eligible subsequent contribution. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment account. Your Investment account is credited with $3,000 (3% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment account. At that time, your Investment account will be credited with $180 [3% x (10,000 + 3,000 - 7,000)].

CREDIT RECOVERY. We do not recover amounts associated with the Earnings bonus. We will recover all or a portion of the credits on contributions in the following situations:

..   If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your Total account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

..   If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

..   If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $3,000 (3% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $3,000.

When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro rata basis (including any amounts in the AXA Ultra Conservative Strategy investment option) and the guaranteed interest option. We do not include credits in the calculation of any withdrawal charge.

EARNINGS BONUS. An amount equal to 5% of your annual investment gains, called an Earnings bonus, will be added to your Total account value on each contract date anniversary that your Total account value is greater than your Account value peak. At contract issue, your Account value peak equals your initial contribution plus any eligible credit on your contribution. Your Account value peak is increased by subsequent contributions, including any corresponding credits on those contributions. Your Account value peak is NOT decreased by withdrawals. On each contract date anniversary, we will determine if you have investment gains by comparing your Total account value to your Account value peak. If your Account value peak is greater than your Total account value, you have no investment gains available for the Earnings bonus. If your Total account value is greater than your Account value peak, your gains will equal your Total account value minus your current Account value peak and we will increase your Total account value by an amount equal to 5% of your gains. The increase to

                        CONTRACT FEATURES AND BENEFITS
your Total account value will occur after any applicable optional benefit base ratchet or reset. Your new Account value peak will then equal your increased Total account value.

The Earnings bonus will be allocated to your Investment account value and your Protected Benefit account value in proportion to your investment in those accounts as of that contract date anniversary. Furthermore, the Earnings bonus will be allocated within each account according to your allocation instructions on file. If you do not have allocation instructions on file, the Earnings bonus will be allocated among your investment options in proportion to your investments on that date.

For example, assume you make an initial contribution of $100,000 to your contract. Your Total account value increases by a $3,000 credit on contributions (3% x $100,000). Your Account value peak is $103,000. Later, you make a subsequent contribution of $100,000. Your Total account value increases by an additional $3,000 credit on contributions (3% x $100,000). Your subsequent contribution increases your Account value peak to $206,000 ($103,000 + $103,000). Assume you make no further contributions and on your next contract date anniversary your Total account value is $240,000. Your Total account value ($240,000) is greater than your Account value peak ($206,000) and your gain is $34,000 ($240,000 - $206,000). Your Earnings bonus on your investment gain is $1,700 (5% x $34,000). Your new Total account value is increased to $241,700, which is also your new Account value peak.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and annuity payout options. The GMIB is discussed under ''Guaranteed minimum income benefit (''GMIB'')'' below and annuity payout options are discussed under ''Your annuity payout options'' in ''Accessing your money'' later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options.

GUARANTEED MINIMUM INCOME BENEFIT

This section describes the Guaranteed minimum income benefit, or "GMIB". The GMIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GMIB payments") that are calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Lifetime GMIB payments will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);

(ii)the contract date anniversary following your 95th birthday; or

(iii)your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base, less any applicable withdrawal charge remaining (if exercised prior to age 95), to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed annuity purchase factors under GMIB. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to receive annual lifetime income, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

BEFORE YOU ELECT THE GMIB, YOU SHOULD CONSIDER THE FACT THAT IT PROVIDES A FORM OF INSURANCE AND IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. THEREFORE, EVEN IF YOUR PROTECTED BENEFIT ACCOUNT VALUE IS LESS THAN YOUR BENEFIT BASE, YOU MAY GENERATE MORE INCOME BY APPLYING YOUR PROTECTED BENEFIT ACCOUNT VALUE TO CURRENT ANNUITY PURCHASE FACTORS. We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

The GMIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GMIB benefit base. Lifetime GMIB payments and your Annual withdrawal amount are described later in this section. With respect to your GMIB, it is important to note the following:

..   Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

..   Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.

                        CONTRACT FEATURES AND BENEFITS

The GMIB can be elected by owners age 20 - 80 (ages 20 - 70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GMIB will be based on the older owner's age. The GMIB cannot be added to your contract at a later date, if you do not elect this benefit at issue.


You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, you can drop your GMIB provided that all contributions to the contract are no longer subject to withdrawal charges. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded, and (ii) the expiration of all withdrawal charges. It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit. The GMIB cannot be combined with the "Greater of" death benefit if you are age 66 or older, or with the RMD Wealth Guard death benefit at the time your contract is issued.

There is an additional charge for the GMIB which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus.

If you have the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

--------------------------------------------------------------------------------
THE GUARANTEED MINIMUM INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET ONLY.
--------------------------------------------------------------------------------

GMIB BENEFIT BASE

Your GMIB has a benefit base. We apply a Roll-up rate to your GMIB benefit base. When you purchase your contract, you may elect either the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Lock-in Rate option, it cannot be changed. See "GMIB benefit base" and "New business rates" later in this Prospectus for more information.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any transfers to the Protected Benefit account variable investment options;
    less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   "Deferral Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. Any withdrawals during the first contract year you fund the Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR GMIB BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. ANY WITHDRAWALS DURING THE FIRST CONTRACT YEAR YOU FUND YOUR PROTECTED BENEFIT ACCOUNT WILL REDUCE YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS,
BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. See "Annual reset options" later in this section.

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See "Allocating your contributions" earlier in this section for more information.

For example:

You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protected

                        CONTRACT FEATURES AND BENEFITS

Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Your "Deferral Roll-up amount" and "Annual Roll-up amount" are described below. Your GMIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GMIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GMIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

For Series CP(R) contracts only, any credit amounts attributable to your contributions or Earnings bonus are not included in your GMIB benefit base. This includes credit or Earnings bonus amounts transferred from your Investment account. Credit and Earnings bonus amounts allocated to your Investment account are always considered transferred first. Amounts transferred in excess of credit or Earnings bonus amounts, which may include earnings on these amounts, will increase your GMIB benefit base. All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment account variable investment options. Your Investment account is credited with $3,000 (3% x $100,000). Assume you later transfer $4,000 to the Protected Benefit account variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GMIB benefit base would equal $1,000 ($4,000 - $3,000). However, your Protected Benefit account value would still increase by the transfer, which in this example is $4,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.

As discussed earlier in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GMIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protected Benefit account. A withdrawal from your Protected Benefit account in the first contract year in which you fund the Protected Benefit account will reduce your GMIB benefit base on a pro rata basis. Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See "Annual withdrawal amount" later in this section.

For a description of how the ATP exit option will impact your GMIB benefit base, see ''ATP exit option'' later in this section.

GMIB BENEFIT BASE RESET

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically "reset" to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your GMIB benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

ANNUAL RESET OPTIONS. We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. IF, AT THE TIME OF APPLICATION, YOU DO NOT DECLINE THE AUTOMATIC ANNUAL RESET PROGRAM OR ELECT A DIFFERENT ANNUAL RESET OPTION, YOU WILL BE ENROLLED IN THE AUTOMATIC ANNUAL RESET PROGRAM.

--------------------------------------------------------------------------------
ONE-TIME RESET OPTION -- RESETS YOUR GMIB BENEFIT BASE ON A SINGLE CONTRACT
DATE ANNIVERSARY.
AUTOMATIC ANNUAL RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE
ON EACH CONTRACT DATE ANNIVERSARY YOU ARE ELIGIBLE FOR A RESET.
AUTOMATIC CUSTOMIZED RESET PROGRAM -- AUTOMATICALLY RESETS YOUR GMIB BENEFIT BASE ON EACH CONTRACT DATE ANNIVERSARY, IF ELIGIBLE, FOR THE PERIOD YOU DESIGNATE.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

One-time reset requests will be processed as follows:

(i)if your request is received within 30 days following your contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ''How to reach us'' earlier in this Prospectus.

EFFECT OF GMIB BENEFIT BASE RESETS. IT IS IMPORTANT TO NOTE THAT ONCE YOU HAVE RESET YOUR GMIB BENEFIT BASE, A NEW WAITING PERIOD TO EXERCISE THE GMIB WILL APPLY FROM THE DATE OF THE RESET. YOUR NEW EXERCISE DATE WILL BE THE TENTH CONTRACT DATE ANNIVERSARY FOLLOWING THE RESET OR, IF LATER, THE EARLIEST DATE YOU WOULD HAVE BEEN PERMITTED TO EXERCISE WITHOUT REGARD TO THE RESET, BUT IN NO EVENT WILL IT BE LATER THAN THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 95. See ''Exercise rules'' and ''How withdrawals affect your Guaranteed benefits'' below for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ''Charges and expenses'' later in this Prospectus.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Lifetime required minimum distribution withdrawals'' in ''Accessing your money.'' Also, see ''Required minimum distributions'' under ''Individual retirement arrangements
(IRAs)'' in ''Tax information'' and Appendix II -- ''Purchase considerations for QP Contracts'' later in this Prospectus.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- it is called the "Deferral Roll-up rate". The Deferral Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount under the GMIB.

Beginning with the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your GMIB benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral Roll-up rate is variable and is tied to the Deferral Ten-Year Treasuries Formula Rate described below. The minimum Deferral Roll-up rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years up until the first withdrawal from the Protected Benefit account. The Deferral Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral Roll-up rate that is greater than 8%.

                        CONTRACT FEATURES AND BENEFITS

..   DEFERRAL TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral Roll-up rate will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral Roll-up rate will generally be 1.00% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral Roll-up rate may not always be 1.00% greater than the Annual Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate.


Also, the Lock-in Rate you choose, which is the rate declared for the rate-hold period, may affect your Deferral Roll-up rate. In some cases, it may be more or less than 1.00% greater than the Annual Roll-up rate. The Lock-in Rates available under the Rate-Hold options are described further in this section under "New business rates."


Examples:


   EXAMPLE FOR THE GMIB MULTI-YEAR LOCK: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 2.75% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 3.75%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 3%, the Annual Roll-up rate would be 3%. The Deferral Roll-up rate would remain 3.75% having met the same guaranteed minimum.

   EXAMPLE FOR THE GMIB TWO-YEAR LOCK: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral Roll-up rate would remain 4.25% having met the same guaranteed minimum.

   EXAMPLE FOR BOTH RATE-HOLD OPTIONS: Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 7.25% and the calculation of the Deferral Ten-Year Treasuries Formula Rate results in a Deferral Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.25%. The Deferral Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.


It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral Roll-up rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up rate will no longer be shown on your statements.


NEW BUSINESS RATES. You have two Rate-Hold options to choose from at contract issue, the GMIB Two-Year Lock or the GMIB Multi-Year Lock. Once you choose a Rate-Hold option, it cannot be changed. Under the GMIB Two-Year Lock, the Lock-in Rate will apply during your first two contract years and the minimum Lock-in Rate in all contract years will never be less than 4%. Under the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract and the minimum Roll-up Rate for each contract year will be the greater of the Lock-in Rate or, the Ten-Year Treasuries Formula Rate. After the initial period that withdrawal charges may apply to your contract, the Roll-up rate will never be less than 3% or, if greater the Ten-Year Treasuries Formula Rate. Under the GMIB Two-Year Lock or the GMIB Multi-Year Lock, the Roll-up rate will never be greater than 8%.


Once a contract is issued with the Annual Roll-up and Deferral rates that are in effect for new business, those rates will be applicable for the time periods described above. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the time period in which the Lock-in Rates are in effect will get the Lock-in Rates as described above.

The Lock-in Rates are no longer applicable after the duration specified in your contract.

75 DAY RATE LOCK-IN. If your initial contribution is received at our processing office within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral Roll-up rate will be as follows: if either the Deferral Roll-up rate or the Annual Roll-up rate is lower on the date your contract is issued than on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date you signed your application. However, if on the date your contract is issued one Roll-up rate is higher and the other Roll-up rate is at least equal to the rate in effect on the date you signed your application or both Roll-up rates are higher than the Roll-up rates on the date you signed your application, your contract will be issued with the Roll-up rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, then your initial Annual Roll-up rate and Deferral Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.

EXAMPLES:

..   You sign your application for Retirement Cornerstone(R) Series contract on
    September 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.50%, respectively. Your initial contribution is received by way of a roll-over contribution on October 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.25% and 5.25%, respectively. In this example, your contract

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   will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

..   You sign your application for Retirement Cornerstone(R) Series contract on
    October 15th. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 4.75% and 5.25%, respectively. In this example, your contract will be issued with the rates that were in effect at the time your contract was issued, not the lower rates that were in effect on the date your application was signed.

These are your Annual Roll-up and Deferral Roll-up Lock-in Rates and they will apply to your contract for the applicable time period described above under the GMIB Two-Year Lock and the GMIB Multi-Year Lock. Thereafter, Renewal rates will apply.

RENEWAL RATES. After the Lock-in Rates are no longer in effect, a new Annual Roll-up rate will apply to your contract. A new Deferral Roll-up rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These "Renewal rates" will never be less than 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select), or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up rate) and Deferral Ten-Year Treasuries Formula Rate (for the Deferral Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral Roll-up rate. We also reserve the right to set new Lock-in Rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you have the GMIB, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the new business rates have expired, you can contact a Customer Service Representative or visit www.axa.com to find out the current Annual Roll-up rate and if applicable, the Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

--------------------------------------------------------------------------------
THE ANNUAL ROLL-UP RATE IS USED TO CALCULATE YOUR ANNUAL WITHDRAWAL AMOUNT AND THE CREDIT TO YOUR GMIB BENEFIT BASE IF YOU HAVE TAKEN A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT. THE DEFERRAL ROLL-UP RATE IS USED TO CALCULATE THE CREDIT TO YOUR GMIB BENEFIT BASE UNTIL A WITHDRAWAL IS MADE.
--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your GMIB benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

..   Your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your GMIB benefit base is a primary way to

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increase the value of your GMIB benefit base. Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your GMIB benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   a pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.


                              -------------------

THE GMIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS)

Your Annual withdrawal amount for the next contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

..   the Annual Roll-up rate in effect at the time, multiplied by;

..   the GMIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GMIB benefit base and adversely affecting your Lifetime GMIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GMIB BENEFIT BASE AND LIFETIME GMIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTED BENEFIT ACCOUNT TO ZERO WILL CAUSE YOUR GMIB TO TERMINATE.

You do not have an Annual withdrawal amount in the contract year in which you fund the Protected Benefit account. A WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL AND WILL REDUCE (I) YOUR GMIB BENEFIT BASE ON A PRO RATA BASIS AND (II) YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS. Beginning with the contract year that follows the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. This is referred to as an "Excess withdrawal". The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix VII later in this Prospectus.

Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this section for more information about "Lifetime GMIB payments".

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL ROLL-UP AMOUNT AND ANNUAL GMIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,012.

The GMIB benefit base of $121,012 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

   -- The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

      $100,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,000 (DEFERRAL ROLL-UP AMOUNT)

   -- The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

      $105,000 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,250 (DEFERRAL ROLL-UP AMOUNT)

   -- Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

   -- The third Deferral Roll-up amount increases your GMIB benefit base to $121,012. ($115,250 + $5,762)

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                        CONTRACT FEATURES AND BENEFITS

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      $115,250 (GMIB BENEFIT BASE) X 5% (DEFERRAL ROLL-UP RATE) = $5,762
      (DEFERRAL ROLL-UP AMOUNT)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $4,840, calculated as follows:

..   $121,012 (GMIB benefit base as of your most recent contract date anniversary) MULTIPLIED BY:

..   4% (your current Annual Roll-up rate) EQUALS:

..   $4,840

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,012. Also assume that you withdraw your full Annual withdrawal amount of $4,840 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

..   4% (YOUR CURRENT ANNUAL ROLL-UP RATE) MULTIPLIED BY

..   $121,012 (YOUR GMIB BENEFIT BASE AS OF YOUR MOST RECENT CONTRACT DATE
    ANNIVERSARY) MINUS

..   $4,840 (the Annual withdrawal amount, which was withdrawn); PLUS

..   $240 (THE DAILY PRO-RATED ROLL-UP AMOUNT FOR THE CONTRIBUTION: $10,000 X 4%
    X 219/365* = $240)

..   EQUALS $240

                              -------------------

* THIS FRACTION REPRESENTS THE NUMBER OF DAYS IN A 365-DAY CONTRACT YEAR THAT THE CONTRIBUTION WOULD HAVE RECEIVED CREDIT TOWARD THE ROLL-UP AMOUNT.

Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,252.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year four, assume instead that you make a withdrawal of $7,840 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $4,840 ($7,840 - $4,840 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

..   $131,012 (YOUR CURRENT GMIB BENEFIT BASE: $121,012 + $10,000) MULTIPLIED BY

..   3% (THE PERCENTAGE OF YOUR CURRENT PROTECTED BENEFIT ACCOUNT VALUE THAT WAS
    WITHDRAWN IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT) EQUALS

..   $3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,322, calculated as follows:

..   $127,082 (YOUR GMIB BENEFIT BASE ADJUSTED TO REFLECT THE EXCESS WITHDRAWAL:
    $131,012 - $3,930 = $127,082) PLUS

..   $240 (YOUR ANNUAL ROLL-UP AMOUNT) EQUALS

..   $127,322.

Please note that the Excess withdrawal in contract year four terminated the no lapse guarantee. Please see the following section below for more information.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB "NO LAPSE GUARANTEE"

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and GMIB benefit base as follows:

..   You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

..   You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options may contribute to your Protected Benefit account value falling to zero.

The no-lapse guarantee will terminate under the following circumstances:

..   If your aggregate withdrawals from your Protected Benefit account in any contract year following the contract year in which you first fund your Protected Benefit account exceed your Annual withdrawal amount.

..   Upon the contract date anniversary following the owner (or older joint owner, if applicable) reaching age 95, or, if earlier, the contract maturity date.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.


If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.


EXERCISE OF GMIB. On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date

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                        CONTRACT FEATURES AND BENEFITS

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anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality. You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ''Withdrawing your account value'' in ''Accessing your money'' later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death.

Please see "Exercise of the GMIB in the event of a GMIB fee increase" under "charges and expenses" later in this Prospectus for more information on exercising your GMIB upon notice of a change to the GMIB fee.


EXERCISE RULES. The latest date you may exercise the GMIB is the 30th day following the contract date anniversary following your 95th birthday. If the GMIB is exercised on any contract date anniversary prior to age 95, the GMIB benefit base is reduced by any remaining withdrawal charge. If the GMIB is exercised as a result of the no lapse guarantee, any applicable withdrawal charges are waived. Eligibility to exercise the GMIB is based on the owner's (or older joint owner's, if applicable) age, as follows:


..   If you were at least age 20 and no older than age 44 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 15th contract date anniversary following the date you first funded your Protected Benefit account.

..   If you were at least age 45 and no older than age 49 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary after age 60.

..   If you were at least age 50 and no older than age 80 on the contract date anniversary immediately preceding the date you first funded your Protected Benefit account, you are eligible to exercise the GMIB within 30 days following each contract date anniversary beginning with the 10th contract date anniversary following the date you first funded your Protected Benefit account.

The GMIB guarantees annual lifetime payments ("Lifetime GMIB payments"), which will begin at the earliest of:

(i)the next contract year following the date your Protected Benefit account value falls to zero (provided the no lapse guarantee is in effect);


(ii)the contract date anniversary following your 95th birthday; or


(iii)your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by owner age 95, the no lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments. Please note that withdrawal charges, if any, may apply if you elect to exercise the GMIB.


For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life).


Your Lifetime GMIB payments are calculated by applying your GMIB benefit base less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. If your Protected Benefit account value is zero as described under the "GMIB "no lapse guarantee"", we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under "GMIB benefit base" earlier in this section. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base. Withdrawal charges, if any, will not apply under these circumstances.


Example:

   Assume your Protected Benefit account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GMIB benefit base is $100,000. Further assume there were no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year. If the applicable Roll-up rate was 4%, the GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,000.

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the four events as described above, and you have no Investment account value, the following applies:

(i)We will issue a supplementary contract with the same owner and beneficiary.

(ii)The deferral contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the four events as described above, and you have Investment account value, the following applies:

(i)We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under the deferred contract will continue to be in force.

(ii)Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)Your Guaranteed minimum death benefit will be terminated.

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                        CONTRACT FEATURES AND BENEFITS

(iv)For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.


If you elect to exercise the GMIB or your Protected Benefit account value has not fallen to zero before or the contract date anniversary that follows the owner reaching age 95, whichever is sooner, the following applies:


(i)We will issue a supplementary contract with the same owner and beneficiary;

(ii)Your Lifetime GMIB payments will be equal to the greater of:

  . your Protected Benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

  .   the GMIB benefit base applied to the guaranteed annuity purchase factors.

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value would receive the greater of the following:

(i)Current annuitization factors (which are subject to change) applied to his $50,000 Protected Benefit account value, which currently equals a monthly payment of $1,065, or

(ii)The guaranteed annuity purchase factor discussed above (in this example, it would be 0.63%) applied to his $100,000 GMIB benefit base, which equals a Lifetime GMIB monthly payment of $630.

In this example, the contract owner's monthly payment would be $1,065.

(i)Any Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii)Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you have the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) a contract owner reaches age 95.

Please note:

(i)if the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following your attainment of age 95;

(ii)for Retirement Cornerstone(R) Series QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone(R) Series QP contract into a Retirement Cornerstone(R) Series traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iii)since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant's lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ''How withdrawals affect your Guaranteed benefits'' later in this section;

(iv)if you reset the GMIB benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period;


(v)a spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets). In general, the spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue, for purposes of determining the availability of the benefit and which of the exercise rules applies. If the spouse beneficiary or younger spouse joint owner is over age 85 on the date of the owner's death, she will have a one-time opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if the spouse beneficiary or younger spouse joint owner is age 95 or younger and the original owner died before the age of 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner's death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner's death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner's death, not her age on the issue date.


(vi)if the contract is jointly owned, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age (if applicable); and

(vii)if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant's (or older joint annuitant's, if applicable) age, rather than the owner's.

See ''Effect of the owner's death'' under ''Payment of death benefit'' later in this Prospectus for more information.

                        CONTRACT FEATURES AND BENEFITS

Please see ''How withdrawals affect your Guaranteed benefits'' later in this section and ''Effect of your account values falling to zero'' in ''Determining your contract's value'' later in this Prospectus for more information on these guaranteed benefits.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

ASSET TRANSFER PROGRAM (''ATP'')

If you have the GMIB, you are required to participate in the asset transfer program (''ATP''). The ATP helps us manage our financial exposure in providing the guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy investment option and the other Protected Benefit account variable investment options. The formulas applicable to you may not be altered once you have the benefit. In essence, we seek to preserve account value in the Protected Benefit account variable investment options by transferring some or all of your account value in other Protected Benefit account variable investment options to a more stable option (i.e., the AXA Ultra Conservative Strategy investment option). The formulas also contemplate the transfer of some or all of the account value from the AXA Ultra Conservative Strategy investment option to the other Protected Benefit account variable investment options according to your allocation instructions on file. The formulas are described below and are also described in greater detail in Appendix VIII later in this Prospectus.

The AXA Ultra Conservative Strategy investment option will only be used to hold amounts transferred out of your other Protected Benefit account variable investment options in accordance with the formulas described below. The AXA Ultra Conservative Strategy investment option is part of the Protected Benefit account, but you may not directly allocate a contribution to the AXA Ultra Conservative Strategy investment option or request a transfer of account value into the AXA Ultra Conservative Strategy investment option. The ATP applies to amounts you allocate to the Protected Benefit account variable investment options. On a limited basis, you may request a transfer out of the AXA Ultra Conservative Strategy investment option, subject to the rules discussed below. For a summary description of the AXA Ultra Conservative Strategy investment option, please see ''Portfolios of the Trusts'' in ''Contract features and benefits'' earlier in this Prospectus.

Transfers into or out of the AXA Ultra Conservative Strategy investment option, if required, are processed on each valuation day. The valuation day occurs on each contract monthiversary. The contract monthiversary is the same date of the month as the contract date. If the contract monthiversary is not a business day in any month, the valuation day will be the next business day. For contracts with issue dates after the 28th day of the month, the valuation day will be on the first business day of the following month. In the twelfth month of the contract year, the valuation day will be on the contract date anniversary. If the contract date anniversary occurs on a day other than a business day, the valuation day will be the business day immediately preceding the contract date anniversary.

In general, the formulas work as follows. On each valuation day, two formulas -- the ATP formula and the transfer amount formula -- are used to automatically perform an analysis with respect to your GMIB.

The first formula, called the ATP formula, begins by calculating a contract ratio, which is determined by dividing the Protected Benefit account value by the GMIB benefit base, and subtracting the resulting number from one. The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of the Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option.

If the contract ratio on the valuation day is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the other Protected Benefit account variable investment options according to your allocation instructions on file. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of your account value in the Protected Benefit account variable investment options will be transferred into the AXA Ultra Conservative Strategy investment option. For purposes of these calculations, amounts in any Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your other Protected Benefit account variable investment options on a pro rata basis. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the other Protected Benefit account variable investment options in accordance with your allocation instructions on file. No amounts will be transferred into or out of a Special DCA program as a result of any ATP transfer.

If you make a contribution or transfer to your Protected Benefit account after the contract date, that contribution will be allocated according to the instructions that you provide or, if we do not receive any instructions, according to the allocation instructions on file for your contract. If the contribution or transfer is processed on a valuation day, it will be subject to an ATP transfer calculation on that day. If the contribution is received between valuation days, the amount contributed will be subject to an ATP transfer calculation on the next valuation day.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option when the ATP formula indicates that such a transfer is required. For example, the transfer amount formula reallocates Protected Benefit account value such that for every 1% by which the contract ratio exceeds the minimum transfer point after the transaction 10% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the maximum transfer point, amounts will

                        CONTRACT FEATURES AND BENEFITS
be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of the Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. On the first day of your first ATP year, the minimum transfer point is 15% and the maximum transfer point is 25%. The minimum and maximum transfer points increase each contract monthiversary. In the 10th ATP year (and later), the minimum transfer point is 45% and the maximum transfer point is 55%. See Appendix VIII for a list of transfer points.

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a setback adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer. For information about the calculation, please see Appendix VIII later in this Prospectus.

If you take a withdrawal from your Protected Benefit account and there is account value allocated to the AXA Ultra Conservative Strategy investment option, the withdrawal will be taken pro rata out of your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Subject to any necessary regulatory approvals and advance notice to affected contract owners, we reserve the right to utilize an investment option other than the AXA Ultra Conservative Strategy investment option as part of the ATP.

ATP EXIT OPTION. Apart from the operation of the formulas, you may request a transfer of account value in the AXA Ultra Conservative Strategy investment option. You may wish to exercise the ATP exit option if you seek greater equity exposure and if it meets your investment goals and risk tolerance. This strategy may result in higher growth of your Protected Benefit account value if the market increases which may also increase your Guaranteed benefit bases upon a reset. On the other hand, if the market declines, your Protected Benefit account value will also decline which will reduce the likelihood that your Guaranteed benefit bases will increase. You should consult with your financial professional to assist you in determining whether exercising the ATP exit option meets your investment goals and risk tolerance.

The ATP exit option is subject to the following limitations:

..   You may not transfer out of the AXA Ultra Conservative Strategy investment option during the contract year in which you first fund your Protected Benefit account.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account, and until the contract year following age 85, you may make a transfer out of the AXA Ultra Conservative Strategy investment option only once per contract year.

..   You must elect the transfer on a specific transfer form we provide.

..   100% of your account value in the AXA Ultra Conservative Strategy investment option must be transferred out. You cannot request a partial transfer. The transfer will be allocated to your other Protected Benefit account variable investment options based on the instructions we have on file.

..   There is no minimum account value requirement for the ATP exit option. You may make this election if you have any account value in the AXA Ultra Conservative Strategy investment option.

..   We are not able to process an ATP exit option on a valuation day. If your transfer form is received in good order on a valuation day, your ATP exit option will be processed on the next business day. If no account value remains in the AXA Ultra Conservative Strategy investment option on that day, there will be no transfer and your election will not count as your one permitted ATP exit option for that contract year.

If we process an ATP exit option, we will recalculate your benefit bases. A transfer may result in a reduction in your Guaranteed benefit bases and therefore a reduction in the value of your Guaranteed benefits.

You should be aware that contributions and transfers to the Protected Benefit account generally have the effect of moving money out of the AXA Ultra Conservative Strategy investment option. However, in cases where the GMIB benefit base far exceeds the Protected Benefit account value and a contribution or transfer has not been made for a long period of time, making an additional contribution or transfer to the Protected Benefit account may result in no movement out of the AXA Ultra Conservative Strategy investment option due to the ATP year set back. Under these circumstances, the additional contribution or transfer may be transferred into the AXA Ultra Conservative Strategy investment option on the next valuation day. You should consider these factors when making a subsequent contribution or transfer to your Protected Benefit account. See Appendix VIII later in this prospectus for examples of how subsequent contributions may impact the ATP exit option.

On the day the ATP exit option is processed, the current value of the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base (as applicable) is compared to the new benefit base produced by the ATP exit option formula. Each benefit base (the GMIB benefit base, the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base) is adjusted to the lesser of the current value of that benefit base or the new benefit base produced by the ATP exit option formula. There is the potential that the Roll-up to age 85 benefit base will be adjusted without a corresponding adjustment to the Highest Anniversary Value benefit base and vice versa. The Return of Principal death benefit base is not adjusted.

If the GMIB benefit base and Roll-up to age 85 benefit base are adjusted, there are no corresponding adjustments made to the Deferral Roll-up amount, the Annual Roll-up amount and the Annual withdrawal amount in that contract year. Any applicable amounts are added to your newly adjusted GMIB benefit base and Roll-up benefit base to age 85.

For information about the ATP exit option, please see Appendix VIII later in this Prospectus.

DEATH BENEFIT

For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

                        CONTRACT FEATURES AND BENEFITS

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of
(i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

           ----------------------------------------------------------
             GUARANTEED MINIMUM    SERIES B AND L,    SERIES CP(R)
               DEATH BENEFIT          CONTRACTS        CONTRACTS
           ----------------------------------------------------------
           Return of Principal     Issue Ages 0-80  Issue Ages 0-70
           death benefit
           ------------------------
           Highest Anniversary
           Value death benefit
           -------------------------
           RMD Wealth Guard death  Issue Ages 20-65 Issue Ages 20-65
           benefit
           ------------------------
           The "Greater of"
           death benefit
           -------------------------


The "Greater of" death benefit can only be elected in combination with the GMIB. The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GMIB. The Highest Anniversary Value death benefit, the RMD Wealth Guard death benefit and the "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value, the RMD Wealth Guard death benefit or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix IX later in this prospectus. Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to "Accessing your money" later in this Prospectus. Transfers to and from the Protected Benefit account may be restricted. Please refer to "Transferring your money among investment options" later in this Prospectus.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the maturity date stated in your contract.


When you have a GMDB, you can allocate your contributions to any of the following:

..   Protected Benefit account variable investment options

..   Investment account variable investment options

..   Guaranteed interest option

..   The account for special dollar cost averaging (Series B and L contracts only)

..   The account for special money market dollar cost averaging (Series CP(R)
    contracts only)

Only amounts you allocate to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

For Series CP(R) contracts, any credit or Earnings bonus amounts attributable to your Protected Benefit account are not included in your GMDB benefit base. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit or Earnings bonus amounts to your Investment account are always considered transferred first, though any amount of that transfer that represents a credit or Earnings bonus will be excluded from your GMDB benefit base. All transfers, however, will increase your Protected Benefit account value by the amount of the transfer.

Your death benefit in connection with your Protected Benefit account is equal to one of the following -- whichever provides a higher amount:

..   Your Protected Benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

..   Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).

For a description of how the ATP exit option will impact your GMDB benefit bases, see ''ATP exit option'' above.

RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

                        CONTRACT FEATURES AND BENEFITS

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any withdrawals you make from the Protected
    Benefit account variable investment options or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.

If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options.

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you have the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you do not have the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

..   Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

                                     -OR-

..   Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to a Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of the "reset" to your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

Please see Appendix III later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.


RMD WEALTH GUARD DEATH BENEFIT

(FOR TRADITIONAL IRA, SEP AND QPDC CONTRACTS ONLY)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you have the GMIB. The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:


..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

                        CONTRACT FEATURES AND BENEFITS

..   Any amounts transferred to the Protected Benefit account variable investment options; less


..   A deduction that reflects withdrawals that are made before the year in which you turn age 701/2 or an Excess RMD withdrawal from the Protected Benefit account, or from amounts in a Special DCA program designated for the Protected Benefit account variable investment options (including any withdrawal charges). The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 701/2 and calculated each calendar year thereafter as of December 31st. This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. For purposes of the RMD Wealth Guard death benefit, your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section "How withdrawals effect your Guaranteed benefits" later in this Prospectus.

Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 701/2 are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage. This pro rata reduction to the RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of the RMD Wealth Guard death benefit. Withdrawals from the Protected Benefit account prior to the calendar year in which you turn age 701/2 will not stop your benefit base from resetting. As discussed above, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday. For an example of how a pro rata reduction works, see Appendix VII later in this Prospectus.

Withdrawals made from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis. A pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit. Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value. Withdrawal charges are waived for RMD Wealth Guard withdrawals, but will count towards the free withdrawal limit. These withdrawals are subject to tax. See "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

If you elect the RMD Wealth Guard withdrawal service, you will be able to choose to elect to take RMD withdrawals from your Protected Benefit account value and your Investment account value. If you elect to use our RMD Wealth Guard withdrawal service, and our Automatic RMD withdrawal service, you will receive RMD payments that you are entitled to receive for that calendar year. At the time you elected to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and frequency elected. For example, in the calendar year that you turn age 701/2, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 701/2, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and frequency elected. In that event, the RMD Wealth Guard death benefit base would not reset after that withdrawal. For more information, please refer to "Accessing your money" later in this Prospectus.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix VII later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard


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                        CONTRACT FEATURES AND BENEFITS

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death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit"
in "Accessing your money" later in this Prospectus.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis and be subject to any applicable withdrawal charges until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix II, "Purchase considerations for QP participants".

The RMD Wealth Guard death benefit is only available for traditional IRA, SEP and QPDC contracts.


RMD WEALTH GUARD REFUND FEATURE:


If you have a RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner reaches age 95, or before the owner's death, the following applies:


(i)We will issue you a supplementary contract with the same owner and beneficiary;


(ii)You will receive periodic refund payments based on the value of your RMD Wealth Guard death benefit base on the day your Protected Benefit account falls to zero until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero;


(iii)Unless you have amounts allocated to your Investment account, your contract will also terminate; and


(iv)Any remaining RMD payments from the Investment account will continue uninterrupted. Any remaining RMD payments from the entire contract must be taken from the Investment account in the calendar year the Protected Benefit account falls to zero. Your periodic payments will begin one modal period from that date. For example, if you previously received payments on an annual basis, your next periodic payment will begin one year from the date your Protected Benefit account value fell to zero.

The annual refund payments to be received is equal to the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero, divided by the difference between 95 and the age of the owner at the time the Protected Benefit account value fell to zero. The value of the annual refund payments to be received will be paid in full by the end of the period resulting from this formula, which will not be later than the date the owner reaches age 96.


For example:

Assume your RMD Wealth Guard death benefit base is equal to $100,000. Further assume that at the time your Protected Benefit account value fell to zero you were age 85 and that the total RMD withdrawals from your Protected Benefit account were equal to $60,000. You (or your beneficiary) would receive $4,000 each year over a period of 10 years (age 95 minus age 85 equals 10). The RMD Wealth Guard Refund amount is calculated by dividing $40,000 ($100,000 - $60,000) by 10 which equals $4,000 per year.

If you die before receiving the remaining periodic payments, your beneficiary will receive any remaining periodic payments.


RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", later in this prospectus and under Appendix I.


"GREATER OF" DEATH BENEFIT

Your "Greater of" death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

..   The benefit base computed for the Highest Anniversary Value death benefit
    (described immediately above); and

..   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

..   Your initial contribution and any subsequent contributions to the Protected
    Benefit account variable investment options, either directly or through a Special DCA program; plus

..   Any amounts contributed to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

..   Any amounts transferred to the Protected Benefit account variable investment options; less

..   A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); less

..   A deduction that reflects (a) in the contract year of first funding, the dollar amount of any RMD from the Protected Benefit account taken through our RMD program and (b) in the subsequent contract years, the dollar amount of any RMD from the Protected Benefit account in excess of the Annual withdrawal amount taken through our RMD program; plus

..   Any "Deferral Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. Any withdrawals during the first contract year you fund the Protected Benefit account will reduce your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
EITHER THE DEFERRAL ROLL-UP AMOUNT OR THE ANNUAL ROLL-UP AMOUNT IS CREDITED TO THE BENEFIT BASES OF YOUR GUARANTEED BENEFITS ON EACH CONTRACT DATE
ANNIVERSARY. THESE AMOUNTS ARE CALCULATED BY TAKING INTO ACCOUNT YOUR ROLL-UP
TO AGE 85 BENEFIT BASE FROM THE PRECEDING CONTRACT DATE ANNIVERSARY, THE APPLICABLE ROLL-UP RATE UNDER YOUR CONTRACT, CONTRIBUTIONS AND TRANSFERS TO THE PROTECTED BENEFIT ACCOUNT DURING THE CONTRACT YEAR AND FOR THE ANNUAL ROLL-UP AMOUNT, ANY WITHDRAWALS UP TO THE ANNUAL WITHDRAWAL AMOUNT DURING THE CONTRACT YEAR. ANY WITHDRAWALS DURING THE FIRST CONTRACT YEAR YOU FUND YOUR PROTECTED BENEFIT ACCOUNT WILL REDUCE YOUR ANNUAL ROLL-UP AMOUNT ON A DOLLAR-FOR-DOLLAR BASIS, BUT NOT LESS THAN ZERO. HOWEVER, A RMD WITHDRAWAL FROM OUR RMD PROGRAM WILL NOT REDUCE YOUR ANNUAL ROLL-UP AMOUNT IN THE YEAR YOU FIRST FUND YOUR PROTECTED BENEFIT ACCOUNT. THE CALCULATION OF BOTH THE DEFERRAL ROLL-UP AMOUNT AND THE ANNUAL ROLL-UP AMOUNT ARE DISCUSSED LATER IN THIS SECTION.
--------------------------------------------------------------------------------

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                        CONTRACT FEATURES AND BENEFITS

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In order to select the "Greater of" death benefit, you must also have the GMIB.
Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, and until the contract year following age 85, if your Lifetime GMIB payments under the GMIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR
ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section. The Roll-up to age 85 benefit base reset is described in more detail below.

For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See "Guaranteed benefit offers" later in this section for more information.

If you previously accepted an offer to terminate a guaranteed benefit, you no longer have an enhanced or the standard death benefit. Please refer to the terms of your offer for information about your remaining death benefit.

                              -------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protected Benefit account -- the "Deferral Roll-up rate," described below.

DEFERRAL ROLL-UP RATE

The Deferral Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account.

Beginning in the first contract year in which you fund your Protected Benefit account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral Roll-up amount") will be calculated using the Deferral Roll-up rate. Once you take a withdrawal from your Protected Benefit account, the Deferral Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL ROLL-UP RATE UNDER YOUR GMIB. This rate is calculated using the Deferral Ten-Year Treasuries Rate Formula. See "Deferral Roll-up Rate" under "Guaranteed minimum income benefit" for more information regarding this formula.

The Deferral Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protected Benefit account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GMIB. If you select the GMIB Two-Year Lock, the new business rates are no longer applicable after the second contract year, even if you fund your Guaranteed benefits after the second contract year. If you select the GMIB Multi-Year Lock, the Lock-in Rate will apply during the initial period that withdrawal charges may apply to your contract. For example, the Lock-in Rate, from the contract date and for each additional contribution, is seven years for Series B, nine years for Series CP and four years for Series L. Lock-in Rates are no longer applicable after the duration specified in your contract. See "New business rates" under "Guaranteed minimum income benefit" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GMIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed minimum income benefit."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GMIB. For more information, see "Renewal rates" under "Guaranteed minimum income benefit."

NOTIFICATION OF RENEWAL RATES. If you have the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral Roll-up rate and the applicable time period those rates are in effect. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GMIB) after the new business rates have expired, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is

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                        CONTRACT FEATURES AND BENEFITS
the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. Any such withdrawal will reduce (i) your Roll-up to age 85 benefit base on a pro rata basis and (ii) your Annual Roll-up amount on a dollar-for-dollar basis, but not less than zero. However, a RMD withdrawal from our RMD program will not reduce your Annual Roll-up amount in the year you first fund your Protected Benefit account.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

..   Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   The Annual Roll-up rate that was in effect on the first day of the contract year; less

..   Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

..   A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any transfer from the Investment account variable investment options and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER. (SINCE THERE IS NO ANNUAL WITHDRAWAL AMOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED, ANY WITHDRAWALS IN THAT YEAR (OTHER THAN RMD WITHDRAWALS FROM OUR RMD PROGRAM) RESULT IN A DOLLAR-FOR-DOLLAR REDUCTION OF THE ANNUAL ROLL-UP AMOUNT (BUT NOT LESS THAN ZERO).)

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Deferral Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral Roll-up rate under your contract, and contributions and transfers to the Protected Benefit account during the contract year. The Deferral Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral Roll-up amount at the end of the contract year is calculated as follows:

..   your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

..   the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution to the Protected
    Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

..   A pro-rated Deferral Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A PRO-RATED DEFERRAL ROLL-UP AMOUNT IS BASED ON THE NUMBER OF DAYS IN THE CONTRACT YEAR AFTER THE CONTRIBUTION OR TRANSFER.

In the event of your death, a pro-rated portion of the Deferral Roll-up amount will be added to the Roll-up to age 85 benefit base.

ROLL-UP TO AGE 85 BENEFIT BASE RESET

THIS SECTION DESCRIBES HOW THE ROLL-UP TO AGE 85 BENEFIT BASE RESET WORKS IN CONNECTION WITH THE CALCULATION OF YOUR "GREATER OF" DEATH BENEFIT.

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up to age 85 benefit base will automatically reset to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier. See "Annual reset options" earlier in this section.

For Series CP(R) contracts, on your contract date anniversary any credit or Earnings bonus amounts that are part of your Protected Benefit account value are included in the calculation of your Roll-up to age 85 benefit base reset. If you are eligible for an Earnings bonus on your contract date anniversary, the amount of the Earnings bonus will be credited to your Total account value after any reset is calculated. If a reset occurs, your Guaranteed benefit base(s) will not be increased by amounts associated with the Earnings bonus on that contract date anniversary.

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                        CONTRACT FEATURES AND BENEFITS

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If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

We will send you a notice in each year that the Roll-up to age 85 benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program. The procedures for choosing a reset method are the same procedures described under "GMIB benefit base reset" earlier in this section.

The total dollar amount charged on future contract date anniversaries may increase as a result of the reset, even if the charge for the "Greater of" death benefit has not been increased, since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.

ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you have the "Greater of" death benefit and the GMIB, both your Roll-up to age 85 benefit base and GMIB benefit base are calculated the same way until age
85. Therefore, your Roll-up to age 85 benefit base and GMIB benefit base are equal until age 85. Beginning after the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GMIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GMIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GMIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85.Beginning with the contract year that follows the contract year in which you first fund your Protected Benefit account, if Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT.An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro rata basis. A withdrawal from your Protected Benefit account in the first contract year in which the Protected Benefit account is funded is an Excess withdrawal. A withdrawal that causes your Protected Benefit account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protected Benefit account value is less than the Roll-up to age 85 benefit base. For an example of how pro rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.
Please see Appendix III later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" Guaranteed minimum death benefit is calculated.

                              -------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.

SERIES CP(R) AND YOUR GUARANTEED BENEFIT BASES

Credit and Earnings bonus amounts are not included in your GMIB and GMDB benefit bases. If you decide to transfer amounts from your Investment account to your Protected Benefit account variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credit and Earnings bonus amounts to your Investment account are considered transferred first, though any amount of that transfer that represents those amounts will be excluded from your Guaranteed benefit bases, except to the extent that any credit and Earnings bonus amounts are part of the Protected Benefit account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GMIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). All transfers, however, will increase your Protected Benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000 and you also elect the GMIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment account variable investment options and $0 to the Protected Benefit account variable investment options. In effect, you have not started to fund your Guaranteed benefits.

The credit on contributions applied to your contract is $3,000 ($100,000 x 3%), resulting in an initial Investment account value of $103,000.

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                        CONTRACT FEATURES AND BENEFITS

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On December 15th, you decide to fund your Guaranteed benefits by transferring
$10,000 to the Protected Benefit account variable investment options. After that transfer, your Protected Benefit account value would be $10,000, but your GMIB benefit base and Return of Principal death benefit base would both be $7,000 ($10,000 - $3,000). This is because credits to your Investment account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).

A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protected Benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.


If you have the GMIB with the Highest Anniversary Value death benefit or the "Greater of" death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base for the respective Guaranteed minimum death benefits will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals (including any applicable withdrawal charges). NOTE THAT ANY WITHDRAWAL FROM YOUR PROTECTED BENEFIT ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTED BENEFIT ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL. If you take a withdrawal from your Protected Benefit account and you do not have the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges).


Withdrawals affect your GMIB benefit base and Roll-up to age 85 benefit base, as follows:

..   A withdrawal from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account will reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

..   Beginning with the contract year that follows the contract year in which you fund your Protected Benefit account and until the contract date anniversary after age 85, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

..   Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

..   The portion of a withdrawal in excess of your Annual withdrawal amount
    ("Excess withdrawal") will always reduce your GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that contract year will reduce the GMIB benefit base and Roll-up to age 85 benefit base on a pro rata basis.


Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

..   A withdrawal from your Protected Benefit account prior to the calendar year in which you turn age 701/2 will be treated as an Excess RMD withdrawal and will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

..   A withdrawal from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount.

..   A withdrawal from your Protected Benefit account beginning from the calendar year in which you turn age 701/2 in excess of your RMD Wealth Guard withdrawal amount will be treated as an Excess RMD withdrawal. The portion of a withdrawal in excess of your RMD Wealth Guard withdrawal amount will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protected Benefit account to exceed the RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that calendar year will reduce the RMD Wealth Guard death benefit base on a pro rata basis.


Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases. For information on

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                        CONTRACT FEATURES AND BENEFITS

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how RMD payments affect your Guaranteed benefits, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. For information on how RMD payments affect your RMD Wealth Guard death benefit, see "RMDs for contracts with the RMD Wealth Guard death benefit" in "Accessing your money" later in this Prospectus. For information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" earlier in this Prospectus.


DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a "pre-funding" drop or change. If you have funded your Protected Benefit account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

PRE-FUNDING DROP OR CHANGE


Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.


POST-FUNDING DROP

SERIES B, CP(R) AND L CONTRACTS

If you funded your Protected Benefit account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded, and
(ii) the expiration of all withdrawal charges.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

If you drop the GMIB from your contract and retain the GMDB, the ATP will no longer be in effect and any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Protected Benefit account. If you drop the GMIB from your contract and do not retain the GMDB and you make a one-time transfer to the Protected Benefit account, any account value in the AXA Ultra Conservative Strategy investment option will be allocated according to your instructions on file for the Investment account (including the guaranteed interest option). Please note that if you drop the GMIB from your contract, you may not retain the "Greater of" GMDB.

DROPPING OR CHANGING YOUR GUARANTEED BENEFITS IN THE EVENT OF A FEE CHANGE. In the event that we exercise our contractual right to change the fee for the GMIB, "Greater of" death benefit, or RMD Wealth Guard death benefit, you may be given a one-time opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. If you have funded your Protected Benefit account and wish to drop your Guaranteed benefits, the requirement that all withdrawal charges have expired will be waived. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" in "Charges and expenses" and Appendix I "Dropping or changing your Guaranteed benefits" later in this Prospectus for more information.

GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(NOT AVAILABLE FOR SERIES CP(R) CONTRACTS)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL

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                        CONTRACT FEATURES AND BENEFITS

INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

..   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

..   eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Beneficiaries who do not want to take annual scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY AN IRA
BENEFICIARY:

..   The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

..   The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See Appendix IX later in this Prospectus for more information.

..   Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

..   The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required

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   payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return. Please feel free to speak with your financial professional, or call our processing office, if you have any questions.

WHEN THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS OWNED BY A NON-SPOUSAL APPLICABLE PLAN BENEFICIARY:

..   The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See Appendix IX later in this Prospectus for more information.

..   There are no subsequent contributions.

..   You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

..   You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

FEATURES OF THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT WHICH APPLY TO EITHER TYPE OF OWNER:

..   The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

..   An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

..   You may make transfers among the investment options, as permitted.

..   You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges may apply as described in "Charges and expenses" later in this Prospectus.

..   If you have the Return of Principal death benefit or the Highest
    Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

..   The GMIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

..   Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

..   When you die, we will pay your beneficiary the Investment account value and the greater of the Protected Benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your "free look" period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

..   you cancel your contract during the free look period; or

..   you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

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2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protected Benefit account value, and (ii) the Investment account value. Your "Protected Benefit account value" is the total value you have in: (i) the Protected Benefit account variable investment options, and (ii) amounts in a Special DCA program designated for the Protected Benefit account variable investment options. Your "Investment account value" is the total value you have in: (i) the Investment account variable investment options, (ii) the guaranteed interest option, and
(iii) amounts in a Special DCA program designated for the Investment account variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protected Benefit account variable investment options and Investment account variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option (including the AXA Ultra Conservative Strategy investment option) invests in shares of a corresponding Portfolio. Your value in each variable investment option (including the AXA Ultra Conservative Strategy investment option) is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option (including the AXA Ultra Conservative Strategy investment option) depends on the investment performance of that option, less daily charges for:

(i)operations expenses;

(ii)administration expenses; and

(iii)distribution charges.

   On any day, your value in any variable investment option (including the AXA Ultra Conservative Strategy investment option) equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option (including the AXA Ultra Conservative Strategy investment option) does not change unless they are:

(i)increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);

(ii)decreased to reflect withdrawals (plus withdrawal charges, if applicable);
    or

(iii)increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(FOR SERIES B AND SERIES L CONTRACTS ONLY)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

..   If you have Investment account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

..   Your Return of Principal, Highest Anniversary Value, and "Greater of"
    Guaranteed minimum death benefits will terminate without value if your Protected Benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also have the GMIB or receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.


..   If you have the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner reaches age 95, you will receive periodic payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. We will treat this as a period certain annuity for the period measured from the owner's age when the Protected Benefit account value falls to zero to age 95. Your contract will terminate, unless you have amounts allocated

                       DETERMINING YOUR CONTRACT'S VALUE
   to the Investment account. Any remaining RMD payments from the Investment account will continue uninterrupted. The period certain annuity, which will begin one modal period from the date the Protected Benefit account falls to zero, will be treated as a separate annuity contract for purposes of the required minimum distribution rules. Any remaining RMD payments from the entire contract must be taken from the Investment account in the calendar year the Protected Benefit account falls to zero. See "RMD Wealth Guard death benefit" in "Contract features and benefits" earlier in this Prospectus; as well as "Tax information" later in the Prospectus for more information.

..   If you have the GMIB and your Protected Benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GMIB payments if the no lapse guarantee is still in effect, in accordance with the terms of the GMIB. Unless you have amounts allocated to your Investment account, your contract will also terminate.

..   If your Protected Benefit account value falls to zero due to an Excess withdrawal, your GMIB will terminate and you will not receive Lifetime GMIB payments. Unless you have amounts allocated to your Investment account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protected Benefit account variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

                       DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

..   You may not transfer any amount to a Special DCA program.

..   Amounts allocated to the Investment account variable investment options or guaranteed interest option can be transferred among the Investment account variable investment options. If you elect the "Greater of" GMDB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options until the contract date anniversary following owner age 70. If you do not elect the "Greater of" GMDB and you select the GMIB, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options until the contract date anniversary following owner age 80. Transfers into your Protected Benefit account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.


..   If you elect the RMD Wealth Guard death benefit, you may transfer amounts allocated to the Investment account variable investment options and the guaranteed interest option to the Protected Benefit account variable investment options at any time prior to your 71st birthday or your first RMD withdrawal whichever is earlier.

..   Transfers are also subject to the limitations described below:


   -- If you are under age 66, you may transfer 100% of your Investment account value variable investment options to the Protected Benefit account variable investment options. If you are age 66 or older, the maximum amount you may transfer to the Protected Benefit account is equal to the Investment account value as of the transaction date minus your total contributions and any applicable credits (for Series CP only) to the Investment account from age 66 through age 70.

      For example, assume you are 68 years old and your Investment account value on the date of your transfer request is $100,000. Further assume that your total contributions and any applicable credits to the Investment account from age 66 to 68 were equal to $20,000. The maximum amount you may transfer from the Investment account variable investment options to the Protected Benefit account variable investment options would be equal to $80,000 ($100,000 - $20,000).

..   Amounts invested in the Protected Benefit account variable investment options can only be transferred among the Protected Benefit account variable investment options. Transfers out of the Protected Benefit account variable investment options into the Investment account variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protected Benefit account value must be withdrawn from the contract or transferred into the Investment account variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTED BENEFIT ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTED BENEFIT ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT ACCOUNT TO THE PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT AT WHICH POINT TRANSFERS INTO THE PROTECTED BENEFIT ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protected Benefit account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

..   You may not transfer any amount to the AXA Ultra Conservative Strategy investment option.

..   Beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account and until the contract date anniversary through age 70, you may elect to have 100% of your Protected Benefit account value in the AXA Ultra Conservative Strategy investment option transferred out and allocated according to your allocation instructions on file for the Protected Benefit account. You may only initiate this transfer once per contract year and you must make this election using our required form. This election is called the ATP exit option. See ''Asset transfer program (''ATP'')'' in ''Contract features and benefits'' for more information.

..   A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

..   We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

..   We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

..   For transfer restrictions regarding disruptive transfer activity, see
    "Disruptive transfer activity" below.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

   (a)25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

   (b)the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

   (c)25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing (using our specific form), by telephone using TOPS or through Online Account Access. You must send in all written transfer requests on the specific form we provide directly to our processing office. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners; and (4) these procedures do not apply to the AXA Ultra Conservative Strategy Portfolio.

We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR INVESTMENT ACCOUNT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

REBALANCING AMONG YOUR PROTECTED BENEFIT ACCOUNT VARIABLE INVESTMENT OPTIONS

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.

When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. Amounts in the AXA Ultra Conservative Strategy investment option are excluded from rebalancing.

SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment account variable investment options

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS and the guaranteed interest option transferred to the Protected Benefit account variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

--------------------------------------------------------------------------------
PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR SYSTEMATIC TRANSFER PROGRAM OPTIONS.
--------------------------------------------------------------------------------

(i)FIXED DOLLAR. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(ii)FIXED PERCENTAGE. Under this program, you can transfer a specified percentage of your Investment account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Investment account value on the transfer date is $50 or less, and you have not elected the systematic transfer program to be in effect for a specified period of time, we will transfer the entire amount and the program will end.

(iii)TRANSFER THE GAINS. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account as of the date of the transfer. If there are no gains in the Investment account, a transfer will not occur.

(iv)TRANSFER THE GAINS IN EXCESS OF A SPECIFIED PERCENTAGE. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment account in excess of a specified percentage. If there are no gains in the Investment account, a transfer will not occur.

For all options, you may elect the systematic transfer program to be in effect for a specified period of time. If you elect the systematic transfer program to be in effect for a specified period of time, the program will continue in effect until the end of the specified period of time or, if earlier, the date you are no longer eligible to transfer amounts into the Protected Benefit account. Any contributions made to the Investment account while the program is in effect will be subject to transfer or sweep to the Protected Benefit account until the date you are no longer eligible to transfer amounts into the Protected Benefit account.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protected Benefit account. All subsequent contributions made to the Investment account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment account on the date of the transfer. For this purpose, "gains" is equal to the Investment account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

..   As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

..   For Series CP(R) contracts, any credits and Earnings bonus applied to the
    Investment account will not be part of the net contribution amount. The total amount of credit and Earnings bonus applied to the Investment account will be considered transferred to the Protected Benefit account first before any earnings are transferred under our Systematic transfer program.

..   Each transfer will be pro-rated from all of your investment options in the
    Investment account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

..   Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment account variable investment options and the guaranteed interest option.

..   All transfers to the Protected Benefit account variable investment options will be in accordance with your allocation instructions on file.

..   An ad hoc transfer from the Investment account to the Protected Benefit account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options
    (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

..   You can only have one Systematic transfer program in effect at any one time.

..   You can cancel your Systematic transfer program at any time.

..   Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

..   The Systematic transfer program is available with any dollar cost averaging program available under your contract.

..   You can elect a rebalancing program for your Investment account value while the Systematic transfer program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment account value.

..   If all Guaranteed benefits are dropped post-funding of the Protected
    Benefit account, your Systematic transfer program will be terminated.

..   If we exercise our right to discontinue contributions and/or transfers to the Protected Benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protected Benefit account variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

..   If you make a contribution to your Investment account following your first withdrawal from the Protected Benefit account, your Systematic transfer program will be terminated.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protected Benefit account variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protected Benefit account variable investment options. The first withdrawal from your Protected Benefit account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral Roll-up rate" under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus and "Rules regarding contributions to your contract" in Appendix IX later in this Prospectus for more information.

-----------------------------------------------------------------------------------------------------------------
                                                                            METHOD OF WITHDRAWAL
                                                             ----------------------------------------------------
                                                                                            PRE-AGE   LIFETIME
                                                             AUTO-                           59 1/2   REQUIRED
                                                             MATIC                            SUB-     MINIMUM
                                                             PAYMENT             SYSTE-    STANTIALLY DISTRIBU-
                       CONTRACT/(1)/                         PLANS/(2)/ PARTIAL MATIC/(3)/   EQUAL      TION
-----------------------------------------------------------------------------------------------------------------
NQ                                                              Yes       Yes      Yes        No         No
-----------------------------------------------------------------------------------------------------------------
Traditional IRA                                                 Yes       Yes      Yes        Yes        Yes
-----------------------------------------------------------------------------------------------------------------
Roth IRA                                                        Yes       Yes      Yes        Yes        No
-----------------------------------------------------------------------------------------------------------------
Inherited IRA                                                   No        Yes      No         No         Yes/(4)/
-----------------------------------------------------------------------------------------------------------------
QP/(5)/                                                         Yes       Yes      No         No         No
-----------------------------------------------------------------------------------------------------------------
SEP IRA                                                         Yes       Yes      Yes        Yes        Yes
-----------------------------------------------------------------------------------------------------------------

(1)Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.
(2)Available for contracts with GMIB only.
(3)Available for withdrawals from your Investment account variable investment options and guaranteed interest option only.
(4)The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.
(5)All payments are made to the plan trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS

(FOR CONTRACTS WITH GMIB)

You may take automatic withdrawals from your Protected Benefit account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. The first payment date cannot be more than one full payment period from the date the enrollment form is received at our processing office. If a later date is specified, we will not process your enrollment form. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary.

Each scheduled payment cannot be less than $50. If scheduled payments would be less than $50, the program will be terminated. This applies even if an RMD withdrawal causes the reduction of scheduled amounts below $50. Scheduled payments are taken pro rata from all Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Scheduled payments are not taken out of the Special DCA programs.

If you take a partial withdrawal while an automatic payment plan is in effect:

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that exceeds the Annual withdrawal amount will terminate the program. You may set up a new program immediately, but it will not begin until the next contract year.

After scheduled payments begin, a partial withdrawal (together with all withdrawals to date in the contract year) that is less than or equal to the Annual withdrawal amount may cause payments to be suspended until the next contract year once the full Annual withdrawal amount for that contract year has been paid out. After a partial withdrawal is taken, you will continue to receive scheduled payments without a disruption in payments until the Annual withdrawal amount is paid out. After the full Annual withdrawal amount has been paid out, the program will be suspended for the remainder of the contract year.

MAXIMUM PAYMENT PLAN

If you have funded the GMIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

For monthly or quarterly payments, the Annual withdrawal amount will be divided by 12 or 4 (as applicable). The program is designed to pay the entire Annual withdrawal amount in each contract year, regardless of whether the program is started at the beginning of the

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contract year or on some other date during the contract year. Consequently, a program that commences on a date other than during the first month or quarter, as applicable, following a contract date anniversary will account for any payments that would have been made since the beginning of the contract year, as if the program were in effect on the contract date anniversary. A catch-up payment will be paid for the number of payment dates that have elapsed from the beginning of the contract year up to the date the enrollment is processed. The catch-up payment is made immediately when the Maximum payment plan enrollment is processed. Thereafter, scheduled payments will begin one payment period later.

A partial withdrawal taken in the same contract year prior to enrollment in the Maximum payment plan will have the following effect:

..   If the amount of the partial withdrawal is more than the Annual withdrawal amount, we will not process your enrollment form.

..   If the amount of the partial withdrawal is less than the Annual withdrawal amount, then the partial withdrawal will be factored into the Maximum payment plan payments for that contract year.

..   Annual frequency: If the amount of the partial withdrawal is less than the
    Annual withdrawal amount, the remaining Annual withdrawal amount is paid on the date the enrollment form is processed or a later date selected by the owner. You may not select a date later than the next contract date anniversary.

..   A partial withdrawal that is taken after you are enrolled in the program but before the first payment is made terminates the program.

CUSTOMIZED PAYMENT PLAN

--------------------------------------------------------------------------------
PLEASE CHECK WITH YOUR FINANCIAL PROFESSIONAL OR ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES REGARDING THE AVAILABILITY OF OUR CUSTOMIZED PAYMENT PLAN OPTIONS.
--------------------------------------------------------------------------------

If you have funded the GMIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protected Benefit account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GMIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed minimum income benefit" under "Contract features and benefits" earlier in this Prospectus.

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GMIB benefit base.

(i)Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 3% under the GMIB Multi-Year Lock or 4% under the GMIB Two-Year Lock (depending on the Rate-Hold option you select).

(ii)Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii)Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv)Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v)Fixed dollar amount or fixed percentage from both your Protected Benefit account and your Investment account: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protected Benefit account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment account. If in any contract year there is insufficient value in the Investment account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment account as scheduled payments for that contract year even though this amount will be less than you requested.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.

If you elect the ATP exit option while the Customized payment plan is in effect and the GMIB benefit base is adjusted, the Customized payment plan will operate in the same manner as though a partial withdrawal had been taken and may cause payments to be suspended in the next contract year if a scheduled payment would exceed the Annual withdrawal amount.

PARTIAL WITHDRAWALS AND SURRENDERS
(ALL CONTRACTS)

You may take partial withdrawals from your contract at any time. All withdrawal requests must be made on a specific form provided by us. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

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Any request for a partial withdrawal that results in an Excess withdrawal will suspend your participation in either the Maximum payment plan or Customized payment plan.

SYSTEMATIC WITHDRAWALS
(ALL CONTRACTS EXCEPT INHERITED IRA AND QP)

You may take systematic withdrawals of a particular dollar amount, a particular percentage of, or a specific investment option from your Investment account variable investment options and guaranteed interest option. If there is insufficient account value in the specific investment option you elected, your systematic withdrawals will continue from the remaining Investment account variable investment option or the guaranteed interest option on a pro rata basis.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired, you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

If you elect our systematic withdrawal program, you may request to have your withdrawals made on any day of the month, subject to the following restrictions:

..   You must select a date that is more than three calendar days prior to your contract date anniversary; and

..   You cannot select the 29th, 30th or 31st.

If you do not select a date, we will make the withdrawals the same day of the month as the day we receive your request to elect the program, subject to the same restrictions listed above. If you have also elected a GMIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(TRADITIONAL IRA, ROTH IRA AND SEP IRA CONTRACTS ONLY)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age
59 1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protected Benefit account or the Investment account. This option is not available if your Total account value is split between the Protected Benefit account and the Investment account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program. Once you have elected substantially equal withdrawals, amounts can be allocated to either or both the Investment account and the Protected Benefit account.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protected Benefit account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed minimum income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59 1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or
(iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have

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allocated or intend to allocate amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.


BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTED BENEFIT ACCOUNT. PLEASE NOTE THAT ELECTING TO TAKE SUBSTANTIALLY EQUAL WITHDRAWALS FROM A CONTRACT WITH THE RMD WEALTH GUARD DEATH BENEFIT MAY LIMIT THE UTILITY OF THAT BENEFIT. SEE THE DISCUSSION OF THE "RMD WEALTH GUARD DEATH BENEFIT" UNDER "CONTRACT FEATURES AND BENEFITS" EARLIER IN THIS PROSPECTUS.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "Automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. The Automatic RMD service generally offers RMD payments from your Investment account value. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility for most benefit(s), other than the RMD Wealth Guard death benefit. Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) until the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).

You may elect this service in the calendar year in which you reach age 70 1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first calendar year during which your contract is issued. Therefore, if you are making a rollover or transfer contribution to the contract after age 70 1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

--------------------------------------------------------------------------------
FOR TRADITIONAL IRA CONTRACTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE 70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on RMD payments taken through our Automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GMIB. (TRADITIONAL IRA AND SEP IRA CONTRACTS ONLY -- SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with GMIB or with GMIB and either the "Greater of" death benefit or the Highest Anniversary Value death benefit, if you elect our Automatic RMD service, any lifetime RMD payment we make to you in the first contract year you fund your Protected Benefit account will reduce your benefit bases on a dollar-for-dollar basis. In subsequent contract years, if an Automatic RMD service payment exceeds your Annual withdrawal amount, your benefit bases will be reduced dollar-for-dollar by the amount of the RMD payment in excess of your Annual withdrawal amount. For contracts with the Return of Principal death benefit elected with or without the GMIB or the Highest Anniversary Value death benefit elected without the GMIB, all withdrawals, including RMD payments through our Automatic RMD service, reduce those benefit bases on a pro rata basis. Amounts from both your Protected Benefit account and Investment account values are used to determine your lifetime RMD payment each year.

The no lapse guarantee will not be terminated if a RMD payment using our Automatic RMD service causes your cumulative withdrawals from the Protected Benefit account in the contract year to exceed your Annual withdrawal amount.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, in December that will equal your lifetime RMD amount less all payments made through your payment date and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GMIB benefit base and Roll-up to age 85 benefit base and Highest Anniversary Value benefit base (for contracts with the "Greater of" death benefit) and Highest Anniversary Value benefit base for contracts with GMIB and Highest Anniversary GMDB on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro rata basis for the Highest Anniversary Value GMDB if the GMIB is not also elected.

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If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan may be suspended as discussed above. Any partial withdrawal taken from your Protected Benefit account may cause an Excess withdrawal and may be subject to a withdrawal charge. Further, your GMIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, in December that will equal your RMD payment less all withdrawals made through your payment date. If prior to your payment date you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protected Benefit account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protected Benefit account made during the same contract year. However, if by your payment date your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protected Benefit account will be treated as an Excess withdrawal.


RMDS FOR TRADITIONAL IRA AND SEP IRA CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. (SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

For contracts with the RMD Wealth Guard death benefit, we offer the RMD Wealth Guard withdrawal service for RMD withdrawals from your Protected Benefit account to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself. In such a case, a withdrawal charge may apply. If you enroll in our RMD Wealth Guard withdrawal service, you will be able to elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. You may elect the RMD withdrawal service in the calendar year in which you reach age 701/2 or in any later year. The minimum amount we will pay out is $50. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. Excess RMD withdrawals, which are withdrawals in excess of your RMD Wealth Guard withdrawal amount, will reduce your RMD Wealth Guard death benefit base on a pro rata basis. RMD payments under our RMD Wealth Guard withdrawal service can be paid monthly, quarterly or annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional
IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement. We do not impose a withdrawal charge on RMD payments taken through our RMD Wealth Guard withdrawal service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.


Since RMDs are generally not required to be withdrawn from a Roth IRA during your lifetime, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits", earlier in this prospectus and under Appendix I.

This service is not available under QP contracts. All withdrawals from your Protected Benefit account under a QP contract owned by a defined contribution plan reduce your RMD Wealth Guard death benefit base on a pro rata basis (including any applicable withdrawal charges) until the contract is converted into a IRA. (See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus).


For more information about the RMD Wealth Guard death benefit, see "RMD Wealth Guard death benefit" under "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro rata basis from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro rata basis only from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

Lump sum, fixed dollar amount or fixed percentage withdrawals are first taken on a pro rata basis from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). If there is insufficient value or no value in those options, we will subtract amounts from your Investment account variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protected Benefit account value and the Investment account value, your substantially equal withdrawals will be taken on a pro rata basis from your Investment account variable investment

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options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option). Any amounts withdrawn from a Special DCA program that were designated for the Protected Benefit account variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1)Take the entire withdrawal on a pro rata basis from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option); or

(2)Take the entire withdrawal from the Investment account value, either on a pro rata basis, or specifying which Investment account variable investment options and/or guaranteed interest option the withdrawal should be taken from;

(3)Request a withdrawal to be taken from the Protected Benefit account variable investment options and take the remaining part of the withdrawal from the Investment account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option); or

(4)Request a withdrawal to be taken from the Investment account variable investment options and take the remaining part of the withdrawal from the Protected Benefit account variable investment options. You must specify the investment options for the Investment account value. The withdrawal from the Protected Benefit account variable investment options will be taken on a pro rata basis (including the AXA Ultra Conservative Strategy investment option).

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:


..   Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, subject to the following:

   -- the GMIB (while the no lapse guarantee is in effect unless your Protected
      Benefit account value falls to zero due to an "Excess withdrawal") will continue as described under "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus; and

   -- the RMD Wealth Guard death benefit (if your Protected Benefit account falls to zero before the owner reaches age 95), will continue as described under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

..   If you do not have the RMD Wealth Guard death benefit or the GMIB or if the no lapse guarantee is no longer in effect, or you have not yet funded it, the following applies:


   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GMIB, will terminate as of the date we receive the required information if your cash value in your Protected Benefit account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year and your no lapse guarantee is still in effect, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GMIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

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                             ACCESSING YOUR MONEY

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(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and will be converted to a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have the GMIB or a Guaranteed minimum death benefit, your contract may have both a Protected Benefit account value and an Investment account value. If there is a Protected Benefit account value and you choose to annuitize your contract before the maturity date, the GMIB will terminate without value even if your GMIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GMIB. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.

In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protected Benefit account value may be less than your Annual withdrawal amount or your Lifetime GMIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment account value after the date your Lifetime GMIB payments begin will not affect those payments.

You can currently choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GMIB, your choice of payout options are those that are available under the GMIB (see "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------
Fixed annuity payout options  Life annuity
                              Life annuity with period
                                 certain
                              Life annuity with refund
                                 certain
--------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living. It is possible that the Life annuity option could result in only one payment if the annuitant dies immediately after annuitization.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and

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                             ACCESSING YOUR MONEY

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survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

We guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges that apply under your Retirement Cornerstone(R) Series contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed.

PARTIAL ANNUITIZATION. Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for the GMIB under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protected Benefit account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). Please see Appendix V later in this Prospectus for information on state variations. You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.

ANNUITY MATURITY DATE

Your contract has a maturity date. In general, the maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants), unless you have elected otherwise. If you have a NQ contract with the GMIB and the owner is older than the annuitant, the maturity date is based on the age of the owner. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GMIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Total account value to a life annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GMIB, the following applies on the maturity date:

..   For amounts allocated to your Investment account, you may select an annuity payout option or take a lump sum payment.

..   If you do not make an election for your Protected Benefit account value on your maturity date, we will apply the greater of the Protected Benefit account value to (a) and the GMIB benefit base to (b) below:

   (a)a fixed life annuity with payments based on the greater of the guaranteed or then current annuity purchase rates, or

   (b)a supplementary contract with annual payments equal to your GMIB benefit base applied to the applicable GMIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GMIB payout factors will be reduced. See "Guaranteed minimum income benefit" in "Contract features and benefits." You may also elect to have your Protected Benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

For amounts allocated to your Investment account, you must select an annuity payout option or take a lump sum payment.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Under certain circumstances, your surviving spouse may be substituted as annuitant as of the date of your death. If your surviving spouse becomes the annuitant, the maturity date of the contract may be changed based on the age of the new annuitant. For information about spousal continuation please see "Spousal continuation" later in this Prospectus.

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5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option (including the AXA Ultra Conservative Strategy investment option). Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

..   An operations charge

..   An administration charge

..   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options (including the AXA Ultra Conservative Strategy investment option), we reduce the number of units credited to your contract:

..   On each contract date anniversary -- an annual administrative charge, if applicable.

..   At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

..   On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed minimum income benefit.

..   At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

..   At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protected Benefit account variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:                   0.80%
   Series CP(R):               1.05%
   Series L:                   1.10%

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

If you previously accepted an offer to terminate a guaranteed benefit, charges for that benefit will have ceased. However, as stated in the terms of your offer, you should be aware that you will continue to pay the same operations charge as contract owners that have the standard death benefit, even though you no longer have the standard death benefit.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option). The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.30%
   Series CP(R):   0.35%
   Series L:       0.35%

                                      77

                             CHARGES AND EXPENSES

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DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option (including the AXA Ultra Conservative Strategy investment option) to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:

   Series B:       0.20%
   Series CP(R):   0.25%
   Series L:       0.25%

ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment account variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option).

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

SPECIAL SERVICE CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing the special service. Except for the duplicate contract charge, we will deduct from your account value any withdrawal charge that applies and the charge for the special service provided.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge. We reserve the right to charge a maximum of $85.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE. Currently, we charge $65 for each third-party transfer or exchange. We deduct a charge for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125. Please see Appendix V later in this Prospectus for variations in your state.

WITHDRAWAL CHARGE
(FOR SERIES B, SERIES CP(R) AND SERIES L CONTRACTS ONLY)

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

----------------------------------------------------------------------------------------------------------------
                     WITHDRAWAL CHARGE AS A % OF CONTRIBUTION FOR EACH CONTRACT YEAR
----------------------------------------------------------------------------------------------------------------
                                                             1   2   3   4      5    6   7      8    9     10
----------------------------------------------------------------------------------------------------------------
Series B                                                     7%  7%  6%  6%  5%      3%  1%  0%/(1)/ --  --
----------------------------------------------------------------------------------------------------------------
Series L                                                     8%  7%  6%  5%  0%/(2)/ --  --  --      --  --
----------------------------------------------------------------------------------------------------------------
Series CP(R)                                                 8%  8%  7%  6%  5%      4%  3%  2%      1%  0%/(3)/
----------------------------------------------------------------------------------------------------------------

(1)Charge does not apply in the 8th and subsequent contract years following contribution.
(2)Charge does not apply in the 5th and subsequent contract years following contribution.
(3)Charge does not apply in the 10th and subsequent contract years following contribution.

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                             CHARGES AND EXPENSES

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For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protected Benefit account and your Investment account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not have a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Investment account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT (OTHER THAN THE RMD WEALTH GUARD DEATH BENEFIT) AND WITHOUT GMIB. If you have Guaranteed minimum death benefit with your contract, but do not have the GMIB, your free withdrawal amount is equal to 10% of your Investment account value and 10% of your Protected Benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protected Benefit account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GMIB. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.

With respect to the Protected Benefit account, the free withdrawal amount is the GMIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GMIB until after issue, there is no free withdrawal amount in connection with the Protected Benefit account prior to the contract date anniversary following the date on which you funded your GMIB. If you fund your GMIB with a transfer, your free withdrawal amount from your Investment account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GMIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protected Benefit account and a contribution into the Investment account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment account and the Protected Benefit account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

Withdrawal charges will not apply when the GMIB is exercised under the no lapse guarantee on the contract date anniversary following age 95.

FOR CONTRACTS WITH THE RMD WEALTH GUARD DEATH BENEFIT. With respect to the Investment account, your free withdrawal amount is 10% of the Investment account value at the beginning of the contract year.


With respect to the Protected Benefit account, the free withdrawal amount is 10% of the Protected Benefit account value at the beginning of the contract year. Withdrawal charges do not apply to RMD Wealth Guard withdrawals.


DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i)We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

   -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

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   -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

   -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   -- "Eating" means feeding oneself by food into the body from a receptacle
      (such as a plate, cup or table) or by a feeding tube or intravenously.

   -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

   -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii)We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii)An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

RMD WEALTH GUARD DEATH BENEFIT. If you elect the RMD Wealth Guard death benefit, we will deduct a charge annually from your Protected Benefit account variable investment options on each contract date anniversary for which it is in effect. The current charge is equal to 0.90% of the RMD Wealth Guard death benefit base in effect each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 1.80%. See, "Fee changes for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit" below for more information.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary for which it is in effect. The current charge is equal to 1.15% of the "Greater of" death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you have the GMIB, we deduct a charge annually from your Protected Benefit account variable investment options (including the AXA Ultra Conservative Strategy investment option) on each contract date anniversary until such time that your Lifetime GMIB payments begin or you elect another annuity payout option, whichever occurs first. The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. See "Fee changes for the Guaranteed minimum income benefit and "Greater of" death benefit" below for more information.

                              -------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit, GMIB and RMD Wealth Guard death benefit, we will deduct each charge from your Protected Benefit account variable investment options (including, if applicable, the AXA Ultra Conservative Strategy investment option) on a pro rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protected Benefit account variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment account value.

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For the Highest Anniversary Value death benefit, the "Greater of" death benefit, the GMIB and RMD Wealth Guard death benefit, if any of the events listed below occur on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. The pro rata portion of the charge will be based on the fee that is in effect at the time the charge is assessed.

..   A death benefit is paid;

..   you surrender the contract to receive its cash value;

..   you annuitize your Protected Benefit account value;

..   you transfer 100% of your Protected Benefit account value to the Investment account (following the dropping of your Guaranteed benefits); or

..   you withdraw 100% of your Protected Benefit account value (following the dropping of your Guaranteed benefits).

FEE CHANGES FOR THE GUARANTEED MINIMUM INCOME BENEFIT, "GREATER OF" DEATH BENEFIT AND RMD WEALTH GUARD DEATH BENEFIT

We may increase or decrease the charge for the Guaranteed minimum income benefit, "Greater of" death benefit and RMD Wealth Guard death benefit. You will be notified of a change in the charge at least 30 days in advance. The charge for each benefit may only change once in a 12 month period and will never exceed the maximum shown in the fee table. If you are within your first two contract years at the time we notify you of a revised charge, the revised charge will be effective the first day of the third contract year or at least 30 days following the notification date and will be assessed beginning on your third contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a revised charge, the revised charge will be effective 30 days after the notification date and will be assessed as of your next contract date anniversary that is at least 30 days after the fee change notification date and on all contract date anniversaries thereafter. A pro rated charge assessed during any contract year will be based on the charge in effect at that time. See "Guaranteed benefit charges" above for more information. You may not opt out of a fee change but you may drop the benefit if you notify us in writing within 30 days after a fee change is declared. The requirement that all withdrawal charges have expired will be waived. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix I for more information.

EXERCISE OF THE GMIB IN THE EVENT OF A GMIB FEE INCREASE. In the event we increase the charge for the GMIB, you may exercise the GMIB subject to the following rules. If you are within your first two contract years at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on your second contract date anniversary. If you have reached your second contract date anniversary at the time we notify you of a GMIB fee increase, you may elect to exercise the GMIB during the 30 day period beginning on the date of the fee increase notification. NOTE THAT IF YOU ARE WITHIN YOUR FIRST TWO CONTRACT YEARS AT THE TIME WE NOTIFY YOU OF A GMIB FEE INCREASE, YOUR OPPORTUNITY TO DROP THE BENEFIT IS THE 30 DAY PERIOD FOLLOWING NOTIFICATION, NOT THE 30 DAY PERIOD FOLLOWING YOUR SECOND CONTRACT DATE ANNIVERSARY. We must receive your election to exercise the GMIB within the applicable 30 day GMIB exercise period. Any applicable GMIB exercise waiting period will be waived. Upon expiration of the 30 day exercise period, any contractual waiting period will resume. If your GMIB exercise waiting period has already elapsed when a fee increase is announced, you may exercise your GMIB during either (i) the 30 day GMIB exercise period provided by your contract or (ii) the 30 day exercise period provided by the fee increase. It is possible that these periods may overlap. For more information on your contract's GMIB exercise period and exercise rules, see "Exercise of GMIB" in "Contract features and benefits". This feature may not be available in all states. In addition, this feature may vary in your state. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives. For non-natural owners, payments are available on the same basis (based on the annuitant or joint annuitant's life). Your Lifetime GMIB payments are calculated by applying your GMIB benefit base (as of the date we receive your election in good order) less any applicable withdrawal charge remaining, to guaranteed annuity purchase factors. See "Exercise of Guaranteed minimum income benefit" under "Contract features and benefits" for additional information regarding GMIB exercise.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options (including the AXA Ultra Conservative Strategy investment option) and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. We may also change the crediting percentage that applies to contributions. Credits are subject to recovery under certain circumstances. See "Credits (for Series CP(R) contracts)" under "Contract features and benefits" earlier in this Prospectus. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

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6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See "Effect of the owner's death" below. For Series CP(R) contracts, the Protected Benefit account value used to determine the death benefit will first be reduced by the amount of any credits applied to contributions made during the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

--------------------------------------------------------------------------------
WHEN WE USE THE TERMS "OWNER" AND "JOINT OWNER", WE INTEND THESE TO BE REFERENCES TO ANNUITANT AND JOINT ANNUITANT, RESPECTIVELY, IF THE CONTRACT HAS
A NON-NATURAL OWNER. IF THE CONTRACT IS JOINTLY OWNED OR IS ISSUED TO A NON-NATURAL OWNER, THE DEATH BENEFIT IS PAYABLE UPON THE DEATH OF THE OLDER JOINT OWNER OR OLDER JOINT ANNUITANT, AS APPLICABLE.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation."

If you are the sole owner, your surviving spouse may have the option to:

..   take the death benefit proceeds in a lump sum;

..   continue the contract as a successor owner under "Spousal continuation" (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

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                           PAYMENT OF DEATH BENEFIT

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..   roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. Any death proceeds will remain invested in this contract until your spouse's new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse's new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or
(4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

..   In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

..   The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or the RMD Wealth Guard death benefit, age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85, or in the case of the RMD Wealth Guard death benefit, until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 65 or younger on the date of your death for contracts with the "Greater of" death benefit or the RMD Wealth Guard death benefit, age 80 or younger for contracts with the Highest Anniversary Value death benefit and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85, or in the case of the RMD Wealth Guard death benefit, until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 66 or over on the date of your death for the "Greater of" death benefit or the RMD Wealth Guard death benefit or age 81 or older for the Highest Anniversary Value death benefit, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral Roll-up

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                           PAYMENT OF DEATH BENEFIT
      amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.

The GMIB may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Exercise rules" under ''Guaranteed minimum income benefit (''GMIB'')'' in ''Contract features and benefits'' earlier in this Prospectus.

The RMD Wealth Guard death benefit will terminate if the surviving spouse is not eligible to make contributions or transfers into the Protected Benefit account and the Protected Benefit account has no value.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

..   The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

..   If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

..   The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.

In June 2013, the U.S. Supreme Court ruled that the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was unconstitutional. The IRS adopted a rule recognizing the marriage of same-sex individuals validly entered into in a jurisdiction that authorizes same-sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The IRS also ruled that the term "spouse" does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a "marriage" under the laws of that jurisdiction. Absent further guidance, we intend to administer the contract consistent with these rulings. Therefore, exercise of any spousal continuation right under a contract by an individual who does not meet the definition of "spouse" under federal law may have adverse tax consequences. If you are married to a same-sex spouse, you have all of the rights and privileges under the contract as someone married to an opposite sex spouse. Consult with a tax adviser for more information on this subject.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

..   The contract continues with your name on it for the benefit of your beneficiary.

..   The beneficiary replaces the deceased owner as annuitant.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

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..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   The beneficiary may choose at any time to withdraw all or a portion of the
    Total account value and no withdrawal charges, if any, will apply.

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

..   This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

..   The beneficiary automatically replaces the existing annuitant.

..   The contract continues with your name on it for the benefit of your beneficiary.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

..   The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

..   The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

..   If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

..   If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

..   Any partial withdrawals must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

IF THE DECEASED IS THE OWNER OR THE OLDER JOINT OWNER:

..   As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any credits applied to any such contributions.

..   No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

IF THE DECEASED IS THE YOUNGER NON-SPOUSAL JOINT OWNER:

..   The account value will not be reset to the death benefit amount.

..   The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

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..   We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                              -------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

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7. Tax information

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OVERVIEW

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

FATCA

Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act (FATCA) which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

..   if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

..   if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

..   if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

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..   if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies). Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.

ANNUITY PAYMENTS UNDER THE NO LAPSE GUARANTEE IF YOU HAVE THE GMIB

If the value of the Protected Benefit account falls to zero before the maturity date and the no lapse guarantee is still in effect, we will issue a supplementary contract as described earlier in this Prospectus in "Guaranteed minimum income benefit" under "Contract features and benefits". The payments under the no lapse guarantee will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the no lapse guarantee, all amounts will be fully taxable over your life.

ANNUITY PAYMENTS UNDER THE RMD WEALTH GUARD REFUND FEATURE

If you have the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before you reach age 95 or before your death, we will issue you a supplementary contract with the same owner and beneficiary. You will receive periodic refund payments until we have returned the value of the RMD Wealth Guard death benefit base, less any RMD withdrawals previously taken from the Protected Benefit account before it fell to zero. See "RMD Wealth Guard Refund feature" in "Contract features and benefits" earlier in this Prospectus for additional information.

The payments under the RMD Wealth Guard Refund feature will be treated as annuity payments. If you have no value remaining in the Investment account, the entire contract will be annuitized. If you have value remaining in the Investment account, the contract will be treated as partially annuitized as described below. Since the value of the Protected Benefit account has fallen to zero, all of the account value under the contract is allocated to the Investment account, and all of the basis or investment in the contract will remain with the Investment account. Since no investment in the contract is allocated to the stream of payments under the RMD Wealth Guard Refund feature, all amounts will be fully taxable.

PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

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WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF ANNUAL WITHDRAWALS PRIOR TO THE BEGINNING OF LIFETIME GMIB PAYMENTS

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

..   the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

..   the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See "Payment of death benefit".

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GMIB Annual withdrawal amount payments made before age 59 1/2 will qualify for this exception.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 70. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 70. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

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Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 70, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 70.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the "Net Investment Income Tax" or "NIIT"). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

..   Traditional IRAs, typically funded on a pre-tax basis; and

..   Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

Except as applicable to SEP-IRA Contracts (see "Simplified Employee Pension Plans (SEP Plans)" later in this section, we have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

..   "regular" contributions out of earned income or compensation; or

..   tax-free "rollover" contributions; or

..   direct custodian-to-custodian transfers from other traditional IRAs
    ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, Series L or Series CP(R) Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is less than as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.

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See "Simplified Employee Pension Plans (SEP Plans)" later in this section for contributions to a SEP-IRA Contract.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2014, after adjustment for cost-of-living changes. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,500, married individuals filing jointly can contribute up to $11,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,500 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $5,500 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70 1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70 1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS
(IRAS)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($5,500 for 2014 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50-70 1/2"catch-up" contributions ($6,500 for 2014). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

..   qualified plans;

..   governmental employer 457(b) plans;

..   403(b) plans; and

..   other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

..   Do it yourself:

  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement

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  plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

..   Direct rollover:

  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

..   "required minimum distributions" after age 70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for your life
    (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions that fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   death benefit payments to a beneficiary who is not your surviving spouse; or

..   qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

..   regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

..   regular contributions to a traditional IRA made after you reach age 70 1/2,
    or

..   rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70 1/2

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the

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total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

..   the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

..   the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


IRA DISTRIBUTIONS DIRECTLY TRANSFERRED TO CHARITY. Specified distributions from IRAs directly transferred to charitable organizations have been tax-free to IRA owners age 70 1/2 or older in past years. This is a temporary provision and must be extended by Congress to be in effect for a particular year. In past years Congress has sometimes extended this provision retroactively. You should consult with your tax advisor to determine your possible tax consequences before you request a charitable direct transfer from your IRA.


REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change.

If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum

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distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10 % of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

..   made on or after your death; or

..   made because you are disabled (special federal income tax definition); or

..   used to pay certain extraordinary medical expenses (special federal income tax definition); or

..   used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

..   used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

..   used to pay certain higher education expenses (special federal income tax definition); or

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..   in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. See "Substantially equal withdrawals" under "Accessing your money" earlier in this Prospectus. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment account or the Protected Benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protected Benefit account value after starting Substantially equal withdrawals.

SIMPLIFIED EMPLOYEE PENSIONS (SEPS)

An employer can establish a Simplified Employee Pension Plan (SEP plan) for its employees, and can make contributions to a contract for each eligible employee. A self-employed individual may be an employer for this purpose. A SEP-IRA contract is a form of traditional IRA contract, owned by the employee-annuitant who is a participant under the SEP plan and most of the rules which apply to traditional IRAs apply. See the discussion above under "Traditional individual retirement annuities (traditional IRAs)."

A major difference is the amount of permissible contributions. An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($52,000 after cost of living adjustment for 2014). This amount may be further adjusted for cost of living changes in future years. Rules similar to the federal tax rules governing qualified plans apply to which employees must be covered and calculation of employer contributions under a SEP plan.

Employers must rely on their own tax and legal advisors regarding the establishment and operation of their SEP plans. An employer sponsoring a SEP plan should discuss with its tax advisor the requirements under the SEP plan to make contributions for its employees and should consider the availability of other funding vehicles for the SEP plan, given the limits on the amount and timing of contributions under the Retirement Cornerstone(R) Series SEP-IRA contract.

Participating employees who are considering the purchase of a Retirement Cornerstone(R) Series SEP-IRA contract through a sponsoring employer's SEP plan contributions should discuss with their employers and their tax advisors that the Retirement Cornerstone(R) Series SEP-IRA contract is not a model traditional IRA established on an IRS form. AXA Equitable intends to apply for an opinion letter that the Retirement Cornerstone(R) Series SEP-IRA contract may be used in connection with an employer's SEP plan established using an IRS Form 5305-SEP. It is not clear whether, or when, the IRS would issue any such opinion letter.

AXA Equitable requires a minimum contribution to purchase a SEP-IRA contract in Series CP and Series L which may be larger than the employer contribution with respect to compensation for an employee. In such a case the contract would have to be purchased through a direct transfer from another traditional IRA or through a rollover from another eligible retirement plan, or some combination of contributions permissible under the SEP plan, Code and SEP-IRA contract terms.

Under federal income tax rules employees participating in an employer's SEP plan are not prohibited from making traditional IRA contributions with respect to the employee's compensation to the same traditional IRA which is being funded through employer contributions under the SEP plan. Please note that the terms of the Retirement Cornerstone(R) Series SEP-IRA contract do not permit the Retirement Cornerstone(R) Series SEP-IRA contract owner to make traditional IRA contributions at the same time as the employer sponsoring the SEP plan is making employer contributions to the Retirement Cornerstone(R) Series SEP-IRA contract. However, if the Retirement Cornerstone(R) Series SEP-IRA contract owner requests in writing supported by appropriate documentation that either
(i) the sponsoring employer has terminated the SEP plan or (ii) the Retirement Cornerstone(R) Series SEP-IRA contract owner has separated from service with the sponsoring employer, we will remove the "SEP-IRA" designation from the contract on our records and merely retain the "traditional IRA" designation. No fees or charges will be imposed on any such change of designation. Thereafter, we will no longer accept employer contributions. If the IRA contract owner is eligible to make contributions, we will accept traditional IRA regular contributions described earlier in this section under "Traditional individual retirement annuities (traditional IRAs)."

Please also note, if the sponsoring employer's plan is a "Salary Reduction Simplified Employee Pension Plan" or "SARSEP" established before 1997 that the Retirement Cornerstone(R) Series SEP-IRA contract does not accept salary reduction contributions.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

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CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

..   regular after-tax contributions out of earnings; or

..   taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

..   tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans;
    or

..   tax-free direct custodian-to-custodian transfers from other Roth IRAs
    ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R) and Series L Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,500 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2014, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,500, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70 1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.

Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.

Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

..   another Roth IRA;

..   a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

..   a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan (direct or 60-day); or

..   from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

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Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

..   rollovers from a Roth IRA to another Roth IRA;

..   direct transfers from a Roth IRA to another Roth IRA;

..   qualified distributions from a Roth IRA; and

..   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

..   you are age 59 1/2 or older; or

..   you die; or

..   you become disabled (special federal income tax definition); or

..   your distribution is a "qualified first-time homebuyer distribution"
    (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

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You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)Regular contributions.

(2)Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

   (a)Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

   (b)Nontaxable portion.

(3)Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1)All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2)All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

..   We might have to withhold and/or report on amounts we pay under a free look or cancellation.

..   We are required to withhold on the gross amount of a distribution from a
    Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

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Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The plan administrator is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 70 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 70

Each variable investment option is a subaccount of Separate Account No. 70. We established Separate Account No. 70 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 70 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 70 that represent our investments in Separate Account No. 70 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 70 assets in any investment permitted by applicable law. The results of Separate Account
No. 70's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 70. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 70 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 70. Although Separate Account No. 70 is registered, the SEC does not monitor the activity of Separate Account No. 70 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 70 invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account No. 70, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account No. 70 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 70 or a variable investment option directly);

(5)to deregister Separate Account No. 70 under the Investment Company Act of
   1940;

(6)to restrict or eliminate any voting rights as to Separate Account No. 70;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to limit or terminate contributions or transfers into any of the variable investment options; and

(9)to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 70, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and

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stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for SEP, NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protected Benefit account variable investment options will be allocated to corresponding Investment account variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protected Benefit account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

..   When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

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..   If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

..   For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees; or

..   the formal approval of independent public accounting firms selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 70 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment account will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

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Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 70, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 70, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

We may refuse to process a change of ownership of an NQ contract to an entity without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, a collateral assignment will terminate your optional benefits. All withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become

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divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protected Benefit account to be paid to an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 70. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors, AXA Advisors, or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contracts and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.

AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors (''contribution-based compensation''). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold (''asset-based compensation''). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

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The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.

AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.

AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as the Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively, including the one described in this Prospectus.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2013) received additional payments. These additional payments ranged from $1,256 to $5,706,371. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
CCO Investment Services Corporation
Centaurus Financial, Inc.
Cetera Advisors, LLC
Cetera Advisors Networks, LLC
Cetera Financial Specialists, LLC
Cetera Investment Services, LLC
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUNA Brokerage Services
Cuso Financial Services, L.P.
Essex National Securities, Inc.
Farmer's Financial Solution
First Allied Securities Inc.

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First Citizens Investor Services, Inc.
First Tennessee Brokerage Inc.
Founders Financial Securities
Geneos Wealth Management Inc.
GWN Securities, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
Independent Financial Group, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Company
Janney Montgomery Scott LLC
JP Turner & Company, LLC
Key Investment Services LLC
Kovack Securities
LPL Financial Corporation
Lucia Securities, LLC
Meridien Financial Group, Inc.
Merrill Lynch Life Agency, Inc.
Morgan Keegan & Company
Morgan Stanley Smith Barney
National Planning Corporation
Next Financial Group, Inc.
NFP Securities Inc.
PNC Investments
Prime Capital Services
Raymond James Insurance Group
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corporation
Securities America Inc.
SII Investments
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc.
SunTrust Investments
The Advisor Group
TransAmerica Financial Advisors
Triad Advisors
U.S Bancorp Investments, Inc.
Valmark Securities, Inc.
Wells Fargo Wealth Brokerage Insurance Agency

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Appendix I: Dropping or changing your Guaranteed benefits

--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protected Benefit account. In general, you can drop your GMIB and change your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for GMIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.

-----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   PRE-FUNDING DROP OF:               YOUR OPTION(S) OR RESULT     FOLLOWING THE DROP OR CHANGE
-----------------------------------------------------------------------------------------------------------------------------
..   GMIB                       GMIB                             .   You can change your death  .   You can drop the Highest
..   Return of Principal death                                       benefit to the Highest         Anniversary Value death
    benefit                                                         Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or
                                                                    make this change, the          post-funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will remain.           of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   You can keep your Highest  .   You can drop the Highest
..   Highest Anniversary Value                                       Anniversary Value death        Anniversary Value death
    death benefit                                                   benefit.                       benefit, either
                                                                            -or-                   pre-funding or
                                                                .   You can change your death      post-funding.
                                                                    benefit to the Return of   .   You can drop the Return
                                                                    Principal death benefit.       of Principal death
                                                                                                   benefit post-funding only.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   The Return of Principal    .   You can drop the Return
..   Highest Anniversary Value                                       death benefit will             of Principal death
    death benefit                                                   automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       GMIB                             .   By dropping your GMIB,     .   You can drop the Highest
..   "Greater of" death benefit                                      you are no longer              Anniversary Value death
                                                                    eligible to have the           benefit, either
                                                                    "Greater of" death             pre-funding or
                                                                    benefit.                       post-funding.
                                                                .   You can change your death  .   You can drop the Return
                                                                    benefit to the Highest         of Principal death
                                                                    Anniversary Value death        benefit post-funding only.
                                                                    benefit. If you do not
                                                                    make this change, the
                                                                    Return of Principal death
                                                                    benefit will
                                                                    automatically become your
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       Both benefits                    .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

..   GMIB                       "Greater of" death benefit/(1)/  .   You can change your death  .   You can drop the Highest
..   "Greater of" death benefit                                      benefit to the Highest         Anniversary Value death
                                                                    Anniversary Value death        benefit, either
                                                                    benefit. If you do not         pre-funding or post-
                                                                    make this change, the          funding.
                                                                    Return of Principal death  .   You can drop the Return
                                                                    benefit will                   of Principal death
                                                                    automatically become your      benefit post-funding only.
                                                                    new Guaranteed minimum
                                                                    death benefit.
-----------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

----------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  PRE-FUNDING DROP OF:             YOUR OPTION(S) OR RESULT       FOLLOWING THE DROP OR CHANGE
----------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value  Highest Anniversary Value        .   The Return of Principal    .   You can drop the Return
   death benefit              death benefit                        death benefit will             of Principal death
                                                                   automatically become your      benefit post-funding only.
                                                                   new Guaranteed minimum
                                                                   death benefit.
----------------------------------------------------------------------------------------------------------------------------

..  Return of Principal death  Not Applicable: The Return of
   benefit                    Principal death benefit cannot
                              be dropped prior to funding the
                              Protected Benefit account
----------------------------------------------------------------------------------------------------------------------------

RMD Wealth Guard death        RMD Wealth Guard death           .   You may elect the Return   .   You can drop the Return
   benefit                    benefit                              of Principal death             of Principal death
                                                                   benefit or Highest             benefit post- funding
                                                                   Anniversary Value death        only.
                                                                   benefit.                   .   You can drop the Highest
                                                                                                  Anniversary Value death
                                                                                                  benefit either
                                                                                                  pre-funding or
                                                                                                  post-funding.
----------------------------------------------------------------------------------------------------------------------------

(1)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protected Benefit account. In general, you can drop both your GMIB and Guaranteed minimum death benefit or, in some cases, drop your GMIB and retain your Guaranteed minimum death benefit. However, in general, your Guaranteed minimum death benefit cannot be dropped without first dropping your GMIB. You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protected Benefit account.

------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                  POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   The Return of Principal    .   You can drop the Return
..  Return of Principal death                                  death benefit will remain      of Principal death
   benefit                                                    in effect.                     benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            Both benefits          .   Your Guaranteed benefits     Not Applicable.
..  Return of Principal death                                  will terminate by
   benefit                                                    notifying us and taking a
                                                              full withdrawal of your
                                                              Protected Benefit account
                                                              value or making a
                                                              one-time transfer to the
                                                              Investment account
                                                              variable investment
                                                              options and the
                                                              guaranteed interest
                                                              option.
------------------------------------------------------------------------------------------------------------------------
..  GMIB                            GMIB                   .   Your Highest Anniversary   .   You can drop the Highest
..  Highest Anniversary Value                                  Value death benefit            Anniversary Value death
   death benefit                                              remains in effect.             benefit by notifying us
                                                                                             and taking a full
                                                                                             withdrawal of your
                                                                                             Protected Benefit account
                                                                                             value or making a
                                                                                             one-time transfer to the
                                                                                             Investment account
                                                                                             variable investment
                                                                                             options and the
                                                                                             guaranteed interest
                                                                                             option.
------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION                   POST-FUNDING DROP OF:/(1)/         YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        Both benefits                    .   Your Guaranteed benefits     Not Applicable.
..  Highest Anniversary Value                                        will terminate by
   death benefit                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                        GMIB                             .   By dropping your GMIB,     .   You can drop the Return
..  "Greater of" death benefit                                       you are no longer              of Principal death
                                                                    eligible to have the           benefit at a later date.
                                                                    "Greater of" death
                                                                    benefit.
                                                                .   The Return of Principal
                                                                    death benefit will become
                                                                    your new Guaranteed
                                                                    minimum death benefit.
                                                                    The Return of Principal
                                                                    benefit base will equal
                                                                    all contributions and
                                                                    transfers to your
                                                                    Protected Benefit
                                                                    account, adjusted for
                                                                    withdrawals on a pro rata
                                                                    basis.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   Your Guaranteed benefits     Not Applicable.
..  "Greater of" death benefit  Both benefits                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  GMIB                                                         .   The Return of Principal    .   You can drop the Return
..  "Greater of" death benefit  "Greater of" death benefit/(2)/      death benefit will             of Principal death
                                                                    automatically become your      benefit at a later date.
                                                                    new Guaranteed minimum
                                                                    death benefit.
------------------------------------------------------------------------------------------------------------------------------
..  Highest Anniversary Value   Highest Anniversary Value        .   Your Guaranteed benefit      Not Applicable.
   death benefit               death benefit                        will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------
..  Return of Principal death   Return of Principal death        .   Your Guaranteed benefit      Not Applicable.
   benefit                     benefit                              will terminate by
                                                                    notifying us and taking a
                                                                    full withdrawal of your
                                                                    Protected Benefit account
                                                                    value or making a
                                                                    one-time transfer to the
                                                                    Investment account
                                                                    variable investment
                                                                    options and the
                                                                    guaranteed interest
                                                                    option.
------------------------------------------------------------------------------------------------------------------------------

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------
 GUARANTEED BENEFIT
 COMBINATION             POST-FUNDING DROP OF:/(1)/    YOUR OPTION(S) OR RESULT          FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------
RMD Wealth Guard death    RMD Wealth Guard death     .   Your Guaranteed benefit    .   Not applicable.
   benefit                benefit                        will terminate by
                                                         notifying us and taking a
                                                         full withdrawal of your
                                                         Protected Benefit account
                                                         or making a one-time
                                                         transfer to the
                                                         Investment account
                                                         variable investment
                                                         options and the
                                                         guaranteed interest
                                                         option.
                                                     .   Your death benefit will
                                                         be equal to the return of
                                                         your account value.
------------------------------------------------------------------------------------------------------------------

(1)When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.
(2)You may drop the "Greater of" death benefit without dropping the GMIB only if we exercise our contractual right to change the fee for the "Greater of" death benefit without a change to the fee for the GMIB. We must receive your request to drop the "Greater of" death benefit within 30 days of the fee change notification.

           APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. There are significant issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan.


This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.


If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QPDB contract has occurred, then any transfers of plan assets out of the QPDB contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QPDB contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QPDB contract is 80%. The total account value under a QPDB contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QPDB contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan's responsibility to adjust the value of the contract to the actuarial equivalent of the participant's benefit, prior to the contract conversion.

AXA Equitable's only role is that of the issuer of the contract. AXA Equitable is not the plan administrator. AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.

Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70 1/2, trustees should consider the following in connection with the GMIB:

..   whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

..   that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and

..   that if the Protected Benefit account value goes to zero as provided under the contract, resulting payments will be made to the plan trust and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.


For QPDC contracts only: Withdrawals from your Protected Benefit account reduce your RMD Wealth Guard benefit base on a pro rata basis (including any applicable withdrawal charges), until the QPDC contract is converted to an IRA. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

             APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Protected Benefit investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed minimum income benefit base for an owner age 60 would be calculated as follows:

----------------------------------------------------------------------------------------------------------------

                                                                                                    GUARANTEED
                                                                                                     MINIMUM
                                          GUARANTEED MINIMUM DEATH BENEFIT                        INCOME BENEFIT
                                          --------------------------------                        --------------

                                                       HIGHEST
                                                     ANNIVERSARY
          PROTECTED                                   VALUE TO      ROLL-UP TO
END OF     BENEFIT   RETURN OF       RMD WEALTH        AGE 85         AGE 85       ''GREATER
CONTRACT   ACCOUNT   PRINCIPAL      GUARD DEATH        BENEFIT       BENEFIT      OF'' BENEFIT     GMIB BENEFIT
 YEAR       VALUE   BENEFIT BASE    BENEFIT BASE        BASE           BASE           BASE             BASE
----------------------------------------------------------------------------------------------------------------
   1      $103,000    $100,000/(1)/   $103,000/(2)/  $103,000/(4)/  $104,000        $104,000/(7)/    $104,000
----------------------------------------------------------------------------------------------------------------
   2      $107,120    $100,000/(1)/   $107,120/(2)/  $107,120/(4)/  $108,160        $108,160/(7)/    $108,160
----------------------------------------------------------------------------------------------------------------
   3      $113,547    $100,000/(1)/   $113,547/(2)/  $113,547/(4)/  $113,547/(6)/   $113,547/(7)/    $113,547
----------------------------------------------------------------------------------------------------------------
   4      $120,360    $100,000/(1)/   $120,360/(2)/  $120,360/(4)/  $120,360/(6)/   $120,360/(7)/    $120,360
----------------------------------------------------------------------------------------------------------------
   5      $128,785    $100,000/(1)/   $128,785/(2)/  $128,785/(4)/  $128,785/(6)/   $128,785/(7)/    $128,785
----------------------------------------------------------------------------------------------------------------
   6      $126,210    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $133,937        $133,937/(7)/    $133,937
----------------------------------------------------------------------------------------------------------------
   7      $128,734    $100,000/(1)/   $128,785/(3)/  $128,785/(5)/  $139,294        $139,294/(7)/    $139,294
----------------------------------------------------------------------------------------------------------------

PROTECTED BENEFIT ACCOUNT VALUE

The Protected Benefit account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

For example, at the end of contract year 1, the Protected Benefit account value equals $103,000
Calculated as follows: $100,000 x (1+3.00%) = $103,000

Your applicable death benefit in connection with the Protected Benefit variable investment options is equal to the Protected Benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM INCOME BENEFIT

GMIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. At the end of contract year 1, the GMIB benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1+ the Deferral Roll-up rate of 4.00%]. For contract years 2, 6 and 7, the GMIB benefit base is equal to the previous year's GMIB benefit base multiplied by [1+ the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the GMIB benefit base is reset to the current Protected Benefit account value.

For example:

..   At the end of contract year 2, the GMIB benefit base equals $108,160
   Calculated as follows: $104,000 x (1+4.00%) = $108,160

..   At the end of contract year 4, the GMIB benefit base equals $120,360
   The GMIB benefit base is being 'reset' to equal the Protected Benefit account value of $120,360

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1)At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protected Benefit account variable investment options.

                                     III-1

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

RMD WEALTH GUARD BENEFIT BASE

(2)At the end of contract years 1 through 5, the RMD Wealth Guard death benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base equals the Protected Benefit account value of $107,120.

(3)At the end of contract years 6 and 7, the RMD Wealth Guard death benefit base is equal to the RMD Wealth Guard death benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, the RMD Wealth Guard death benefit base equals $128,785 or the RMD Wealth Guard death benefit base at the end of year 5.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(4)At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protected Benefit account value.

For example:

  . At the end of contract year 2, the Highest Anniversary Value benefit base equals the Protected Benefit account value of $107,120

(5)At the end of contract years 6 and 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protected Benefit account value.

For example:

  . At the end of contract year 6, Highest Anniversary Value benefit base equals $128,785 or the Highest Anniversary Value benefit base at the end of year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral Roll-up rate would apply. The Deferral Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the Deferral Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protected Benefit account, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 2, 6 and 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral Roll-up rate of 4.00%]. At the end of contract years 3 through 5, the Roll-up to age 85 benefit base is reset to the current Protected Benefit account value.

For example:

  .   At the end of contract year 2, Roll-up to age 85 benefit base equals
      $108,160
       Calculated as follows: $104,000 x (1+4.00%) = $108,160

(6)At the end of contract year 4, the Roll-up to age 85 benefit base is reset to the current account value.

  .   At the end of contract year 4, Roll-up to age 85 benefit base equals
      $120,360
       The GMIB benefit base is being "reset" to equal the Protected Benefit account value of $120,360

"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(7)At the end of contract years 1 through 7, the benefit base is based on the Roll-Up to age 85 benefit base.

For example:

  . At the end of contract year 6, Greater of Death Benefit Base equals the Roll-Up to age 85 benefit base of $133,937

                                     III-2

                APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment account value and Protected Benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed minimum income benefit ("GMIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L and Series CP(R)). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protected Benefit account variable investment options, and $40,000 is allocated to the Investment account variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.41)%, 3.59% for the Series B Protected Benefit account variable investment options and (2.76)%, 3.24% for the Series B Investment account variable investment options; (2.81)%, 3.19% for the Series L Protected Benefit account variable investment options and (3.16)%, 2.84% for the Series L Investment account variable investment options; (2.76)%, 3.24% for the Series CP(R) Protected Benefit account variable investment options and (3.11)%, 2.89% for the Series CP(R) Investment account variable investment options; at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protected Benefit account value annually for the "Greater of" death benefit and GMIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GMIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GMIB are always deducted from the Protected Benefit account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GMIB benefit base. A "0" under the Protected Benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GMIB payments under the GMIB have begun, and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.19% for the Protected Benefit account variable investment options (for each Series) and of 0.59% for the Investment account variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.67% for the Protected Benefit account variable investment options (for each Series) and 0.47% for the Investment account variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protected Benefit account variable investment options (for each Series) and 0.25% for the Investment account variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options./(1)/ In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protected Benefit account variable investment options and Investment account variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect the fees and expenses for the AXA Ultra Conservative Strategy Portfolio, which is not available for direct allocations. These rates also do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these expense limitation arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

-------------
/(1)/The arithmetic average of the fees and expenses deducted from the assets of the underlying portfolios used in this illustration is the higher of the arithmetic average of such fees as of December 1, 2014 and as of June 13, 2014, following the completion of all changes to the underlying portfolios as described in this Prospectus.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK



-----------------------------------------------------------------------------------------------------------

                                                              PROTECT        GUARANTEE
                                                              -------        ---------

                              PROTECTED                                                      NEXT YEAR'S
    CONTRACT   INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
-----------------------------------------------------------------------------------------------------------
               0%     6%      0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
-----------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000 60,000 93,000   93,000  60,000  60,000  60,000  60,000       0         0
-----------------------------------------------------------------------------------------------------------
66      1    38,896  41,296 57,119 60,719 89,015   95,015  62,400  62,400  62,400  62,400   2,496     2,496
-----------------------------------------------------------------------------------------------------------
67      2    37,822  42,634 54,250 61,406 85,072   97,040  64,896  64,896  64,896  64,896   2,596     2,596
-----------------------------------------------------------------------------------------------------------
68      3    36,779  44,015 51,390 62,058 82,168  100,073  67,492  67,492  67,492  67,492   2,700     2,700
-----------------------------------------------------------------------------------------------------------
69      4    35,763  45,441 48,537 62,672 78,300  102,113  70,192  70,192  70,192  70,192   2,808     2,808
-----------------------------------------------------------------------------------------------------------
70      5    34,776  46,914 45,688 63,243 75,465  105,156  72,999  72,999  72,999  72,999   2,920     2,920
-----------------------------------------------------------------------------------------------------------
71      6    33,817  48,434 42,841 63,767 73,658  109,201  75,919  75,919  75,919  75,919   3,037     3,037
-----------------------------------------------------------------------------------------------------------
72      7    32,883  50,003 39,993 64,240 71,876  113,243  78,956  78,956  78,956  78,956   3,158     3,158
-----------------------------------------------------------------------------------------------------------
73      8    31,976  51,623 37,140 64,658 69,116  116,281  82,114  82,114  82,114  82,114   3,285     3,285
-----------------------------------------------------------------------------------------------------------
74      9    31,093  53,296 34,281 65,015 65,374  118,310  85,399  85,399  85,399  85,399   3,416     3,416
-----------------------------------------------------------------------------------------------------------
75     10    30,235  55,022 31,412 65,306 61,647  120,328  88,815  88,815  88,815  88,815   3,553     3,553
-----------------------------------------------------------------------------------------------------------
80     15    26,257  64,533 16,819 65,572 43,075  130,105 108,057 108,057 108,057 108,057   4,322     4,322
-----------------------------------------------------------------------------------------------------------
85     20    22,824  75,687  1,521 63,218 24,345  138,905 131,467 131,467 131,467 131,467   5,259     5,259
-----------------------------------------------------------------------------------------------------------
90     25    19,839  88,769      0 58,163 19,839  146,932       0 131,467       0 159,950 *$7,673     6,398
-----------------------------------------------------------------------------------------------------------
95     30    17,245 104,112      0 50,157 17,245  154,269       0 131,467       0 194,604   7,673 **$15,220
-----------------------------------------------------------------------------------------------------------


*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK



----------------------------------------------------------------------------------------------------------

                                                             PROTECT        GUARANTEE
                                                             -------        ---------

                             PROTECTED                                                      NEXT YEAR'S
    CONTRACT  INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
----------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    38,736 41,136 56,879 60,479 87,615   93,615  62,400  62,400  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    37,512 42,304 53,788 60,915 84,300   96,220  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    36,327 43,506 50,724 61,306 81,051   98,812  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    35,179 44,741 47,684 61,648 77,863  101,389  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    34,067 46,012 44,665 61,935 78,732  107,947  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    32,990 47,319 41,664 62,165 74,655  109,483  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    31,948 48,663 38,677 62,332 70,625  110,994  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    30,938 50,045 35,702 62,432 66,640  112,476  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    29,961 51,466 32,735 62,459 62,695  113,925  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    29,014 52,927 29,772 62,409 58,786  115,336  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    24,681 60,882 14,915 60,784 39,596  121,666 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    21,015 70,033      0 56,233 21,015  126,266       0 131,467 131,467 131,467   7,145     5,259
----------------------------------------------------------------------------------------------------------
90     25    17,894 80,559      0 48,680 17,894  129,239       0 131,467       0 159,950 *$7,145     6,398
----------------------------------------------------------------------------------------------------------
95     30    15,235 92,666      0 37,882 15,235  130,549       0 131,467       0 194,604   7,145 **$15,220
----------------------------------------------------------------------------------------------------------


*  Payments of $7,145 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - TWO YEAR LOCK



----------------------------------------------------------------------------------------------------------

                                                             PROTECT        GUARANTEE
                                                             -------        ---------

                             PROTECTED                                                      NEXT YEAR'S
    CONTRACT  INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
----------------------------------------------------------------------------------------------------------
65      0    41,200 41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    39,919 42,391 58,659 62,367 90,578   96,758  62,400  62,400  62,400  62,400   2,496     2,496
----------------------------------------------------------------------------------------------------------
67      2    38,677 43,616 55,548 62,895 86,225   98,511  64,896  64,896  64,896  64,896   2,596     2,596
----------------------------------------------------------------------------------------------------------
68      3    37,474 44,876 52,462 63,381 82,936  101,257  67,492  67,492  67,492  67,492   2,700     2,700
----------------------------------------------------------------------------------------------------------
69      4    36,309 46,173 49,400 63,820 79,709  103,993  70,192  70,192  70,192  70,192   2,808     2,808
----------------------------------------------------------------------------------------------------------
70      5    35,180 47,508 46,357 64,209 76,537  106,716  72,999  72,999  72,999  72,999   2,920     2,920
----------------------------------------------------------------------------------------------------------
71      6    34,086 48,881 43,332 64,543 73,417  109,423  75,919  75,919  75,919  75,919   3,037     3,037
----------------------------------------------------------------------------------------------------------
72      7    33,026 50,293 40,320 64,818 70,345  112,111  78,956  78,956  78,956  78,956   3,158     3,158
----------------------------------------------------------------------------------------------------------
73      8    31,998 51,747 37,318 65,030 67,317  114,776  82,114  82,114  82,114  82,114   3,285     3,285
----------------------------------------------------------------------------------------------------------
74      9    31,003 53,242 34,324 65,172 64,327  117,414  85,399  85,399  85,399  85,399   3,416     3,416
----------------------------------------------------------------------------------------------------------
75     10    30,039 54,781 31,334 65,241 61,373  120,022  88,815  88,815  88,815  88,815   3,553     3,553
----------------------------------------------------------------------------------------------------------
80     15    25,620 63,168 16,329 64,271 41,949  127,439 108,057 108,057 108,057 108,057   4,322     4,322
----------------------------------------------------------------------------------------------------------
85     20    21,872 72,838    920 60,481 22,792  133,319 131,467 131,467 131,467 131,467   5,259     5,259
----------------------------------------------------------------------------------------------------------
90     25    18,671 83,990      0 53,806 18,671  137,795       0 131,467       0 159,950 *$7,673     6,398
----------------------------------------------------------------------------------------------------------
95     30    15,939 96,848      0 44,013 15,939  140,861       0 131,467       0 194,604   7,673 **$15,220
----------------------------------------------------------------------------------------------------------


*  Payments of $7,673 will continue as lifetime payments
** Payments of at least $15,220 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI-YEAR LOCK



---------------------------------------------------------------------------------------------------------------

                                                                  PROTECT        GUARANTEE
                                                                  -------        ---------

                                                                                                 NEXT YEAR'S
    CONTRACT   INVESTMENT   PROTECTED BENEFIT                  "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE  ACCOUNT VALUE     CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
---------------------------------------------------------------------------------------------------------------
               0%     6%      0%       6%       0%      6%      0%      6%      0%      6%      0%       6%
---------------------------------------------------------------------------------------------------------------
65      0    40,000  40,000 60,000   60,000   93,000   93,000  60,000  60,000  60,000  60,000       0         0
---------------------------------------------------------------------------------------------------------------
66      1    38,896  41,296 57,133   60,733   89,029   95,029  61,800  61,800  61,800  61,800   1,854     1,854
---------------------------------------------------------------------------------------------------------------
67      2    37,822  42,634 54,292   61,449   85,114   97,083  63,654  63,654  63,654  63,654   1,910     1,910
---------------------------------------------------------------------------------------------------------------
68      3    36,779  44,015 51,475   62,147   82,254  100,162  65,564  65,564  65,564  65,564   1,967     1,967
---------------------------------------------------------------------------------------------------------------
69      4    35,763  45,441 48,682   62,825   78,445  102,266  67,531  67,531  67,531  67,531   2,026     2,026
---------------------------------------------------------------------------------------------------------------
70      5    34,776  46,914 45,908   63,480   75,685  105,394  69,556  69,556  69,556  69,556   2,087     2,087
---------------------------------------------------------------------------------------------------------------
71      6    33,817  48,434 43,154   64,112   73,971  109,545  71,643  71,643  71,643  71,643   2,149     2,149
---------------------------------------------------------------------------------------------------------------
72      7    32,883  50,003 40,417   64,716   72,300  113,719  73,792  73,792  73,792  73,792   2,214     2,214
---------------------------------------------------------------------------------------------------------------
73      8    31,976  51,623 37,695   65,291   69,671  116,914  76,006  76,006  76,006  76,006   2,280     2,280
---------------------------------------------------------------------------------------------------------------
74      9    31,093  53,296 34,986   65,834   66,079  119,130  78,286  78,286  78,286  78,286   2,349     2,349
---------------------------------------------------------------------------------------------------------------
75     10    30,235  55,022 32,288   66,343   62,523  121,366  80,635  80,635  80,635  80,635   2,419     2,419
---------------------------------------------------------------------------------------------------------------
80     15    26,257  64,533 18,902   68,264   45,159  132,797  93,478  93,478  93,478  93,478   2,804     2,804
---------------------------------------------------------------------------------------------------------------
85     20    22,824  75,687  5,511   68,824   28,335  144,511 108,367 108,367 108,367 108,367   3,251     3,251
---------------------------------------------------------------------------------------------------------------
90     25    19,839  88,769      0   68,096   19,839  156,864       0 108,367       0 125,627 *$7,103     3,769
---------------------------------------------------------------------------------------------------------------
95     30    17,245 104,112      0   66,063   17,245  170,175       0 108,367       0 145,636   7,103 **$11,390
---------------------------------------------------------------------------------------------------------------


*  Payments of $7,103 will continue as lifetime payments
** Payments of at least $11,390 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI-YEAR LOCK



----------------------------------------------------------------------------------------------------------

                                                             PROTECT        GUARANTEE
                                                             -------        ---------

                             PROTECTED                                                      NEXT YEAR'S
    CONTRACT  INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
----------------------------------------------------------------------------------------------------------
65      0    40,000 40,000 60,000 60,000 92,000   92,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    38,736 41,136 56,893 60,493 87,629   93,629  61,800  61,800  61,800  61,800   1,854     1,854
----------------------------------------------------------------------------------------------------------
67      2    37,512 42,304 53,830 60,958 84,342   96,263  63,654  63,654  63,654  63,654   1,910     1,910
----------------------------------------------------------------------------------------------------------
68      3    36,327 43,506 50,809 61,395 81,136   98,901  65,564  65,564  65,564  65,564   1,967     1,967
----------------------------------------------------------------------------------------------------------
69      4    35,179 44,741 47,828 61,800 78,007  101,541  67,531  67,531  67,531  67,531   2,026     2,026
----------------------------------------------------------------------------------------------------------
70      5    34,067 46,012 44,885 62,172 78,952  108,184  69,556  69,556  69,556  69,556   2,087     2,087
----------------------------------------------------------------------------------------------------------
71      6    32,990 47,319 41,976 62,507 74,966  109,826  71,643  71,643  71,643  71,643   2,149     2,149
----------------------------------------------------------------------------------------------------------
72      7    31,948 48,663 39,099 62,804 71,047  111,467  73,792  73,792  73,792  73,792   2,214     2,214
----------------------------------------------------------------------------------------------------------
73      8    30,938 50,045 36,252 63,059 67,190  113,104  76,006  76,006  76,006  76,006   2,280     2,280
----------------------------------------------------------------------------------------------------------
74      9    29,961 51,466 33,433 63,270 63,393  114,736  78,286  78,286  78,286  78,286   2,349     2,349
----------------------------------------------------------------------------------------------------------
75     10    29,014 52,927 30,639 63,434 59,653  116,361  80,635  80,635  80,635  80,635   2,419     2,419
----------------------------------------------------------------------------------------------------------
80     15    24,681 60,882 16,965 63,429 41,646  124,311  93,478  93,478  93,478  93,478   2,804     2,804
----------------------------------------------------------------------------------------------------------
85     20    21,015 70,033  3,579 61,704 24,594  131,736 108,367 108,367 108,367 108,367   3,251     3,251
----------------------------------------------------------------------------------------------------------
90     25    17,894 80,559      0 58,302 17,894  138,860       0 108,367       0 125,627 *$6,668     3,769
----------------------------------------------------------------------------------------------------------
95     30    15,235 92,666      0 53,167 15,235  145,833       0 108,367       0 145,636   6,668 **$11,390
----------------------------------------------------------------------------------------------------------


*  Payments of $6,668 will continue as lifetime payments
** Payments of at least $11,390 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
   "GREATER OF" DEATH BENEFIT
   GUARANTEED MINIMUM INCOME BENEFIT - MULTI-YEAR LOCK



----------------------------------------------------------------------------------------------------------

                                                             PROTECT        GUARANTEE
                                                             -------        ---------

                             PROTECTED                                                      NEXT YEAR'S
    CONTRACT  INVESTMENT      BENEFIT                     "GREATER OF"    GMIB BENEFIT   ANNUAL WITHDRAWAL
AGE   YEAR   ACCOUNT VALUE ACCOUNT VALUE CASH VALUE/(+)/  DEATH BENEFIT       BASE            AMOUNT
----------------------------------------------------------------------------------------------------------
               0%     6%     0%     6%     0%      6%      0%      6%      0%      6%      0%       6%
----------------------------------------------------------------------------------------------------------
65      0    41,200 41,200 61,800 61,800 95,000   95,000  60,000  60,000  60,000  60,000       0         0
----------------------------------------------------------------------------------------------------------
66      1    39,919 42,391 58,673 62,374 90,592   96,765  61,800  62,368  61,800  61,800   1,854     1,854
----------------------------------------------------------------------------------------------------------
67      2    38,677 43,616 55,590 62,931 86,267   98,547  63,654  63,654  63,654  63,654   1,910     1,910
----------------------------------------------------------------------------------------------------------
68      3    37,474 44,876 52,547 63,462 83,022  101,339  65,564  65,564  65,564  65,564   1,967     1,967
----------------------------------------------------------------------------------------------------------
69      4    36,309 46,173 49,544 63,965 79,853  104,138  67,531  67,531  67,531  67,531   2,026     2,026
----------------------------------------------------------------------------------------------------------
70      5    35,180 47,508 46,577 64,438 76,756  106,946  69,556  69,556  69,556  69,556   2,087     2,087
----------------------------------------------------------------------------------------------------------
71      6    34,086 48,881 43,643 64,878 73,729  109,759  71,643  71,643  71,643  71,643   2,149     2,149
----------------------------------------------------------------------------------------------------------
72      7    33,026 50,293 40,741 65,283 70,767  112,576  73,792  73,792  73,792  73,792   2,214     2,214
----------------------------------------------------------------------------------------------------------
73      8    31,998 51,747 37,869 65,650 67,867  115,396  76,006  76,006  76,006  76,006   2,280     2,280
----------------------------------------------------------------------------------------------------------
74      9    31,003 53,242 35,023 65,976 65,026  118,218  78,286  78,286  78,286  78,286   2,349     2,349
----------------------------------------------------------------------------------------------------------
75     10    30,039 54,781 32,202 66,259 62,241  121,040  80,635  80,635  80,635  80,635   2,419     2,419
----------------------------------------------------------------------------------------------------------
80     15    25,620 63,168 18,384 66,912 44,003  130,079  93,478  93,478  93,478  93,478   2,804     2,804
----------------------------------------------------------------------------------------------------------
85     20    21,872 72,838  4,839 65,956 26,710  138,795 108,367 108,367 108,367 108,367   3,251     3,251
----------------------------------------------------------------------------------------------------------
90     25    18,671 83,990      0 63,451 18,671  147,441       0 108,367       0 125,627 *$6,668     3,769
----------------------------------------------------------------------------------------------------------
95     30    15,939 96,848      0 59,357 15,939  156,205       0 108,367       0 145,636   6,668 **$11,390
----------------------------------------------------------------------------------------------------------


*  Payments of $6,668 will continue as lifetime payments
** Payments of at least $11,390 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION BENEFIT ACCOUNT VALUE, INVESTMENT ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:


-----------------------------------------------------------------------------------------------------------------------------------
 STATE    FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK  See "Greater of" death benefit    The "Greater of" death benefit and the RMD
          and RMD Wealth Guard death        Wealth Guard death benefit are not available.
          benefit in "Definitions of key    The only Guaranteed minimum death benefits
          terms", in "Guaranteed minimum    that are available are the Return of
          death benefits" and throughout    Principal death benefit and the Highest
          this Prospectus.                  Anniversary Value death benefit. Both of
                                            these death benefits are available in
                                            combination with the Guaranteed minimum
                                            income benefit. They are also available
                                            without the Guaranteed minimum income benefit.

          See "Guaranteed interest option"  FOR SERIES CP(R) CONTRACTS ONLY:
          under "What are your investment   The Guaranteed interest option is not
          options under the contract?" in   available.
          "Contract features and benefits"

          See "Dollar cost averaging" in    FOR SERIES CP(R) CONTRACTS ONLY:
          "Contract features and benefits"  Investment Simplifier is not available.

          See "Credits" in "Contract        FOR SERIES CP(R) CONTRACTS ONLY:
          features and benefits"
                                            If the owner (or older joint owner, if
                                            applicable) dies during the one-year period
                                            following our receipt of a contribution to
                                            which a credit was applied, we will recover
                                            all or a portion of the amount of such Credit
                                            from the account value, based on the number
                                            of full months that elapse between the time
                                            we receive the contribution and the owner's
                                            (or older joint owner's, if applicable)
                                            death, as follows:



                                            Number of Months                Percentage of Credit
                                            ----------------                --------------------
                                                   0                                100%
                                                   1                                100%
                                                   2                                99%
                                                   3                                98%
                                                   4                                97%
                                                   5                                96%
                                                   6                                95%
                                                   7                                94%
                                                   8                                93%
                                                   9                                92%
                                                   10                               91%
                                                   11                               90%
                                                   12                               89%



                                    We will not recover the credit on subsequent contributions made within 3 years prior to annuitization.

  See "GMIB benefit base" under     Your GMIB benefit base stops "rolling up" on
  "Guaranteed minimum income        the contract date anniversary following the
  benefit" in "Contract features    owner's (or older joint owner's, if
  and benefits"                     applicable) 95th birthday or at contract
                                    maturity, if earlier.
---------------------------------------------------------------------------------------------------------------------------


                                      V-1

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------
NEW YORK                                       For the GMIB, there are caps on the GMIB benefit base, which are
(CONTINUED)                                    based on a percentage of total contributions and transfers to the
                                               Protected Benefit account:

                                               Initial Funding Age                Cap Amount
                                               -------------------                ----------
                                               20-49                              350% on GMIB benefit base
                                               50+                                No Cap on GMIB benefit base
                                               The cap is determined by the age of the owner at the time of first funding of the Protected Benefit account. If the Protected Benefit account is funded at age 50 or greater there is no cap. If the
                                               Protected Benefit account is funded at ages 20 to 49, the cap percentage is set to 350% of the GMIB benefit base and does not change for the life of the contract, unless there is a GMIB benefit base reset at age 50 or greater. If there is a GMIB benefit base reset at age 50 or greater, there is no cap,
                                               regardless of the age of the owner at first funding. If there is a
                                               GMIB benefit base reset prior to age 50, the GMIB benefit base will be capped at 350%, multiplied by the Protected Benefit account value at time of the GMIB benefit base reset, plus 350% of all contributions and transfers made to the Protected Benefit account after the reset. Neither a GMIB benefit base reset nor withdrawals from your Protected Benefit account will lower the cap amount.
             See "75 Day rate lock-in" under   The Roll-up rate lock-in period is 90 days, beginning on the date
             "Guaranteed minimum income        you signed client replacement information authorization form.
             benefit" in "Contract features
             and benefits"

             See "Your annuity payout          Your choice of annuity payout options includes a straight life
             options" in "Accessing your       fixed income annuity.
             money"

             See "Selecting an annuity payout  FOR SERIES CP(R) CONTRACTS ONLY:
             option" under "Your annuity       The earliest date annuity payments may begin is 13 months from the
             payout option" in "Accessing      issue date.
             your money"

             See "Charges and expenses"        Deductions for charges from the guaranteed interest option and the
                                               Special DCA account are not permitted.
                                               The charge for third-party transfer or exchange does not apply.
                                               The check preparation charge does not apply.
             See "Disability, terminal         Item (i) is deleted and replaced with the following: An owner (or
             illness, or confinement to a      older joint owner, if applicable) has qualified to receive Social
             nursing home"                     Security disability benefits as certified by the Social Security
                                               Administration or meets the definition of a total disability as specified in the contract. To qualify, a re-certification
                                               statement from a physician will be required every 12 months from the date disability is determined.

             See "Transfers of ownership,      Collateral assignments are not limited to the period prior to the
             collateral assignments, loans     first contract date anniversary. You may assign all or a portion
             and borrowing" in "More           of your NQ contract at any time, pursuant to the terms described
             information"                      in this Prospectus.
--------------------------------------------------------------------------------------------------------------------


                                      V-2

     APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                             FEATURES AND BENEFITS

Appendix VI: Examples of Automatic payment plans

--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protected Benefit account variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment account.) The examples show how the different automatic payment plans can be used without reducing your GMIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GMIB benefit base does not reset. Also, the examples reflect the effect on both the GMIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).

MAXIMUM PAYMENT PLAN

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981              4.7%
--------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618              5.2%
--------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872              5.4%
--------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $7,636              6.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $127,260          $9,290              7.3%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral Roll-up rate or Annual Roll-up rate of 4.0%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by 4.0%.

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
 1      4.8%/(a)/          $100,000          $    0              0.0%
--------------------------------------------------------------------------------
 2      4.3%/(a)/          $104,800          $    0              0.0%
--------------------------------------------------------------------------------
 3      5.2%/(a)/          $109,306          $    0              0.0%
--------------------------------------------------------------------------------
 4      5.4%/(a)/          $114,990          $    0              0.0%
--------------------------------------------------------------------------------
 5      5.0%/(a)/          $121,200          $    0              0.0%
--------------------------------------------------------------------------------
 6      4.7%/(b)/          $127,260          $5,090              4.0%
--------------------------------------------------------------------------------
 7      5.2%/(b)/          $128,151          $5,126              4.0%
--------------------------------------------------------------------------------
 8      5.4%/(b)/          $129,688          $5,188              4.0%
--------------------------------------------------------------------------------

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

--------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB            PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
9       6.0%/(b)/          $131,504          $5,260              4.0%
--------------------------------------------------------------------------------
10      7.3%/(b)/          $134,134          $5,365              4.0%
--------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.0% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,090/(c)/            4.0%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $128,151            $5,382                 4.2%
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $129,432            $5,695                 4.4%
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $130,726            $6,536                 5.0%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $132,034            $8,318                 6.3%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract year 6, the fixed percentage would have resulted in a payment less than 4.0%. In this case, the withdrawal percentage is 4.0%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.5%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0              0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0              0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0              0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0              0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0              0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/         4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/         5.5%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/         5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260          $6,999/(c)/         5.2%/(c)/
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,896          $7,034/(d)/         5.5%/(d)/
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6, 7 and 8 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d)In contract years 9 and 10, the contract owner received withdrawal amounts of 5.5% even though the Annual Roll-up rates in effect in those years were greater.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GMIB benefit base" by the "Percentage of GMIB benefit base withdrawn."

-----------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE/
         ANNUAL     BEGINNING OF YEAR GMIB               PERCENTAGE OF GMIB BENEFIT
YEAR  ROLL-UP RATE       BENEFIT BASE      WITHDRAWAL          BASE WITHDRAWN
-----------------------------------------------------------------------------------
1       4.8%/(a)/          $100,000            $    0                 0.0%
-----------------------------------------------------------------------------------
2       4.3%/(a)/          $104,800            $    0                 0.0%
-----------------------------------------------------------------------------------
3       5.2%/(a)/          $109,306            $    0                 0.0%
-----------------------------------------------------------------------------------
4       5.4%/(a)/          $114,990            $    0                 0.0%
-----------------------------------------------------------------------------------
5       5.0%/(a)/          $121,200            $    0                 0.0%
-----------------------------------------------------------------------------------
6       4.7%/(b)/          $127,260          $5,981/(c)/            4.7%/(c)/
-----------------------------------------------------------------------------------
7       5.2%/(b)/          $127,260          $6,618/(c)/            5.2%/(c)/
-----------------------------------------------------------------------------------
8       5.4%/(b)/          $127,260          $6,872/(c)/            5.4%/(c)/
-----------------------------------------------------------------------------------
9       6.0%/(b)/          $127,260            $7,000                 5.5%
-----------------------------------------------------------------------------------
10      7.3%/(b)/          $127,895            $7,000                 5.5%
-----------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.
(c)In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTED BENEFIT ACCOUNT AND YOUR INVESTMENT ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

--------------------------------------------------------------------------------------------------------
        DEFERRAL
      ROLL-UP RATE                         WITHDRAWAL FROM  ADDITIONAL WITHDRAWAL
         ANNUAL    BEGINNING OF YEAR GMIB PROTECTED BENEFIT    FROM INVESTMENT      PERCENTAGE OF GMIB
YEAR  ROLL-UP RATE      BENEFIT BASE        ACCOUNT VALUE          ACCOUNT        BENEFIT BASE WITHDRAWN
--------------------------------------------------------------------------------------------------------
1      4.8%/(a)/          $100,000             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
2      4.3%/(a)/          $104,800             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
3      5.2%/(a)/          $109,306             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
4      5.4%/(a)/          $114,990             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
5      5.0%/(a)/          $121,200             $    0              $    0                  0.0%
--------------------------------------------------------------------------------------------------------
6      4.7%/(b)/          $127,260             $5,981              $1,018                  5.5%
--------------------------------------------------------------------------------------------------------
7      5.2%/(b)/          $127,260             $6,618              $ 382                   5.5%
--------------------------------------------------------------------------------------------------------
8      5.4%/(b)/          $127,260             $6,872              $ 127                   5.5%
--------------------------------------------------------------------------------------------------------
9      6.0%/(b)/          $127,260             $6,999              $    0                  5.5%
--------------------------------------------------------------------------------------------------------
10     7.3%/(b)/          $127,896             $7,034              $    0                  5.5%
--------------------------------------------------------------------------------------------------------

(a)the Deferral Roll-up rate applies.
(b)the Annual Roll-up rate applies.

               APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------


EXAMPLES FOR GMIB


EXAMPLE #1

As described below, this example assumes that Protected Benefit account value is LESS THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                                                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1       3.0 %  $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2       4.0 %  $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3       6.0 %  $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4       6.0 %  $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5       7.0 %  $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                                     VII-1

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

---------------------------------------------------------------------------------------------------------------------
                                                                          GUARANTEED MINIMUM DEATH BENEFIT
                                                                          --------------------------------

                                                                               HIGHEST
                   PROTECTED                                    RETURN OF    ANNIVERSARY     ROLL-UP
 END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE       TO AGE 85    "GREATER OF"
 CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
   YEAR    RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE          BASE           BASE
---------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals $5,151
 Year 6    (5.0)%  $122,346    $5,151    4.0%    $128,785/(6)/ $95,790/(4)/ $123,634/(5)/  $128,785/(6)/   $128,785
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,151/(7)/

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
 Year 6    (5.0)%  $122,346    $7,000    4.0%   $126,839/(10)/ $94,279/(8)/ $121,766/(9)/ $126,839/(10)/   $126,839
---------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $5,074/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 4.21% of the Protected Benefit account value ($5,151 divided by $122,346 = 4.21%), each benefit base would be reduced by 4.21%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary)-$4,210 (4.21% x $100,000) = $95,790.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634.

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE are equal to $128,785, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,151 [4% (Roll-up rate) x $128,785 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protected Benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.511% of the Protected Benefit account value ($1,849 divided by $122,346 = 1.511%), the Roll-up benefit bases would be reduced by 1.511%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279.

(9)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,868 [($128,785 - $5,151) x 1.511%] = $121,766.

(10)The ROLL-UP TO AGE 85 BENEFIT BASE and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,946 (1.511% x $128,785) = $126,839.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,074 [4% (Roll-up rate) x $126,839 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-2

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE #2

As described below, this example assumes that Protected Benefit account value is GREATER THAN the GMIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the GMIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

--------------------------------------------------------------------------------------------------------------------

                                                                        GUARANTEED MINIMUM DEATH BENEFIT
                                               -                        --------------------------------

                                                                              HIGHEST
                  PROTECTED                                    RETURN OF    ANNIVERSARY      ROLL-UP
END OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE        TO AGE 85   "GREATER OF"
CONTRACT    NET    ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT        BENEFIT      BENEFIT
 YEAR     RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE           BASE          BASE
--------------------------------------------------------------------------------------------------------------------
   0              $100,000                     $100,000/(3)/ $100,000/(1)/  $100,000/(2)/ $100,000/(3)/   $100,000
--------------------------------------------------------------------------------------------------------------------
   1         3.0% $103,000    $   0     4.0%   $104,000/(3)/ $100,000/(1)/  $103,000/(2)/ $104,000/(3)/   $104,000
--------------------------------------------------------------------------------------------------------------------
   2         4.0% $107,120    $   0     4.0%   $108,160/(3)/ $100,000/(1)/  $107,120/(2)/ $108,160/(3)/   $108,160
--------------------------------------------------------------------------------------------------------------------
   3         6.0% $113,547    $   0     4.0%   $113,547/(3)/ $100,000/(1)/  $113,547/(2)/ $113,547/(3)/   $113,547
--------------------------------------------------------------------------------------------------------------------
   4         6.0% $120,360    $   0     4.0%   $120,360/(3)/ $100,000/(1)/  $120,360/(2)/ $120,360/(3)/   $120,360
--------------------------------------------------------------------------------------------------------------------
   5         7.0% $128,785    $   0     4.0%   $128,785/(3)/ $100,000/(1)/  $128,785/(2)/ $128,785/(3)/   $128,785
--------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1)The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protected Benefit variable investment options, or $100,000.

(2)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protected Benefit account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($107,120).

(3)The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GMIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by Roll-up rate). Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your Roll-up benefit bases will automatically "reset" to equal the Protected Benefit account, if higher than the prior Roll-up benefit bases, every contract year from your contract issue date, up to the contract date anniversary following your 85th birthday (for the Roll-up to age 85 benefit base) or your 95th birthday (for the GMIB benefit base). Beginning in the contract year that follows the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  . At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by Roll-up rate of 4% ($104,000 x 1.04 = $108,160).

  . At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protected Benefit account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus Roll-up amount ($4,326).

                                     VII-3

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,151 [4% (Roll-up rate) x $128,785 (the GMIB benefit base)].

------------------------------------------------------------------------------------------------------------------------------

                                                               GUARANTEED MINIMUM
                                                                 DEATH BENEFIT
                                                                 -------------


                                                                             HIGHEST
  END            PROTECTED                                    RETURN OF    ANNIVERSARY
   OF    ASSUMED  BENEFIT                         GMIB        PRINCIPAL       VALUE     ROLL-UP TO AGE 85
CONTRACT  NET     ACCOUNT             ROLL-UP    BENEFIT       BENEFIT       BENEFIT         BENEFIT      "GREATER OF" BENEFIT
  YEAR   RETURN    VALUE   WITHDRAWAL  RATE       BASE          BASE          BASE            BASE                BASE
------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Owner withdraws the
  Annual withdrawal amount, which equals
  $5,151
Year 6    5.0%   $135,224  $5,151     4.0%     $130,073/(6)/ $96,190/(4)/ $130,073/(5)/  $130,073/(6)/    $130,073
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:    $5,203/(7)/

Alternative #2: Owner withdraws $7,000, which
  is in excess of the Annual withdrawal amount
 Year
  6      5.0 %   $135,224  $7,000     4.0%    $128,224/(10)/ $94,823/(8)/ $128,224/(9)/ $128,224/(10)/    $128,224
------------------------------------------------------------------------------------------------------------------------------

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $5,129/(11)/

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base is as follows: Since the withdrawal amount of $5,151 equals 3.810% of the Protected Benefit account value ($5,151 divided by $135,224 = 3.810%), each benefit base would be reduced by 3.810%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
   $100,000 (benefit base as of the last contract date anniversary)- $3,810 (3.810% x $100,000) = $96,190.

(5)The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced dollar-for-dollar as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 = $123,634. The Highest Anniversary Value benefit base is reset to the Protected Benefit account value after withdrawal ($130,073).

(6)The ROLL-UP TO AGE 85 BENEFIT BASE AND GMIB BENEFIT BASE are reset to the Protected Benefit Account Value after withdrawal $130,073.

(7)As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,203 [4% (Roll-up rate) x $130,073 (the Roll-up benefit bases as of the sixth contract anniversary)].

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protected Benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Highest Anniversary Value benefit base and the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $5,151 (the Annual withdrawal amount) = $1,849 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.367% of the Protected Benefit account value ($1,849 divided by $135,224 = 1.367%), the Highest Anniversary Value benefit base and the Roll-up benefit bases would be reduced by 1.367%.

Please note that the Excess withdrawal in this example does not represent a RMD payment made through our automatic RMD service. For more information on RMD payments through our automatic RMD service, please see "Lifetime required minimum distribution withdrawals" in "Accessing your money" earlier in this Prospectus.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)The Return of Principal benefit base is reduced pro-rata, as follows:
   $100,000 (Return of Principal benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823.

(9)The Highest Anniversary Value benefit base is reduced dollar-fordollar and pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,151 (Annual Withdrawal Amount) - $1,690 [($128,785 - $5,151) x 1.367%] = $121,944. The Highest Anniversary
   Value benefit base is reset to the Protected Benefit account value after withdrawals ($128,224).

(10)The Roll-up to age 85 benefit base and the GMIB benefit base are reduced pro-rata, as follows: $128,785 (the Roll-up benefit bases as of the last contract date anniversary) - $1,760 (1.367% x $128,785) = $127,025. The
    Roll-up to age 85 benefit base and GMIB benefit base are reset to the Protected Benefit Account Value after withdrawal $128,224.

(11)As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].

                                     VII-4

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

EXAMPLE FOR RMD WEALTH GUARD DEATH BENEFIT

EXAMPLE #3


Assuming $100,000 is invested in the Protected Benefit variable investment options, with no additional contributions, and no transfers, the RMD Wealth Guard death benefit base for an owner age 65 would be calculated as follows:


---------------------------------------------------------------------------------------------

                                 PROTECTED                   PROTECTED
                     ASSUMED      BENEFIT                     BENEFIT         RMD WEALTH
      END              NET     ACCOUNT VALUE               ACCOUNT VALUE     GUARD DEATH
OF CONTRACT YEAR AGE RETURN  BEFORE WITHDRAWAL WITHDRAWAL AFTER WITHDRAWAL   BENEFIT BASE
---------------------------------------------------------------------------------------------
       0         65              $100,000                     $100,000       $100,000/(1)/
---------------------------------------------------------------------------------------------
       1         66    3.0%      $103,000        $    0       $103,000       $103,000/(1)/
---------------------------------------------------------------------------------------------
       2         67    4.0%      $107,120        $    0       $107,120       $107,120/(1)/
---------------------------------------------------------------------------------------------
       3         68  (1.0)%      $106,049        $5,000       $101,049       $102,069/(1)(2)/
---------------------------------------------------------------------------------------------
       4         69    3.0%      $104,080        $    0       $104,080       $104,080/(1)/
---------------------------------------------------------------------------------------------
       5         70    4.0%      $108,243        $    0       $108,243       $108,243/(1)/
---------------------------------------------------------------------------------------------

Alternative #1: Contract Year 6 (Owner withdraws RMD withdrawal amount)
       6         71    5.0%      $113,656        $4,293       $109,363       $109,363/(3)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $112,644        $    0       $112,644       $109,363/(4)/
---------------------------------------------------------------------------------------------

Alternative #2: Contract Year 6 (Owner takes a withdrawal in excess of RMD withdrawal limit)
       6         71    5.0%      $113,656        $6,000       $107,656       $107,656/(5)/
---------------------------------------------------------------------------------------------
       7         72    3.0%      $110,885        $    0       $110,885       $107,656/(6)/
---------------------------------------------------------------------------------------------


CONTRACT YEARS 1-5:

At the end of contract years 1-5, the RMD Wealth Guard death benefit base is as follows:

(1)The RMD Wealth Guard death benefit base is equal to the greater of the Protected Benefit account value and the RMD Wealth Guard death benefit base as of the last contract date anniversary.

For example:

  . At the end of contract year 2, the RMD Wealth Guard death benefit base is $107,120. This is because the Protected Benefit account value ($107,120) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($103,000).


(2)The RMD Wealth Guard death benefit base would be reduced by a withdrawal on a pro rata basis because the contract owner has not yet reached the calendar year in which he or she will turn age 701/2 and is not yet eligible for RMDs; accordingly, all withdrawals made prior to the calendar year in which the contract owner turns age 701/2 are treated as Excess RMD withdrawals and reduce the benefit base on a pro rata basis.


For example:


  . At the end of contract year 3, the RMD Wealth Guard death benefit base is $102,069. After a withdrawal of $5,000, the Protected Benefit account value is $101,049 (= $107,120 x (1 - 1.0%) - $5,000). Since the
      withdrawal amount of $5,000 equals 4.715% of the Protected Benefit account value before the withdrawal ($5,000 divided by $106,049 = 4.715%), the RMD Wealth Guard death benefit base would be reduced by $5,051 (4.715% of $107,120) to be $102,069 (= $107,120 - $5,051). The RMD
      Wealth Guard death benefit base is greater than the Protected Benefit account value. As you can see, when the benefit base is greater than the account value, a pro rata deduction means the benefit base is reduced by more than the amount of the withdrawals.


ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS RMD WITHDRAWAL AMOUNT)


(3)The RMD Wealth Guard death benefit base would not be reduced by a RMD withdrawal because it is not an Excess RMD withdrawal.


For example:


  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $109,363. This is because the Protected Benefit account value ($109,363) is greater than the RMD Wealth Guard death benefit base as of the last contract date anniversary ($108,243). In addition, since the withdrawal of the $4,293 was not an Excess RMD withdrawal, it did not reduce the benefit base.


(4)After the contract anniversary date following the first RMD withdrawal, the RMD Wealth Guard death benefit base stops resetting.

For example:


  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $109,363. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($109,363).


                                     VII-5

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES A WITHDRAWAL IN EXCESS OF RMD WITHDRAWAL LIMIT)

(5)The RMD Wealth Guard death benefit base would be reduced by the portion of the withdrawal amount in excess of RMD withdrawal limit on a pro rata basis.

For example:


  . At the end of contract year 6, the RMD Wealth Guard death benefit base is $107,656. The withdrawal amount of $6,000 exceeds the RMD withdrawal limit ($4,293) by $1,707. The portion of the withdrawal amount in excess of RMD withdrawal limit ($1,707) equals 1.502% of the Protected Benefit account value ($1,707 divided by $113,656 = 1.502%) and RMD Wealth Guard death benefit base would be reduced by 1.502% to be $106,618 (= $108,243
      - $1,625). The RMD Wealth Guard death benefit base resets to the Protected Benefit account value ($107,656).


(6)After a withdrawal is taken in the calendar year in which the age turns
   701/2 or later year, the RMD Wealth Guard death benefit base stops resetting.

For example:

  . At the end of contract year 7, the RMD Wealth Guard death benefit base is $107,656. This is the RMD Wealth Guard death benefit base as of the last contract date anniversary ($107,656).

                                     VII-6

APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Formula for asset transfer program for Guaranteed minimum income benefit

--------------------------------------------------------------------------------

As explained in the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus, if you have the GMIB the portion of your contract invested in the Protected Benefit account will be subject to predetermined mathematical formulas that require transfers between the Protected Benefit account variable investment options which you have selected and the AXA Ultra Conservative Strategy investment option. This Appendix provides additional information regarding the formulas. The formulas are set when we issue your contract and do not change while the GMIB is in effect. On each valuation day, the formulas determine whether a transfer into or out of the AXA Ultra Conservative Strategy investment option is required. For purposes of these calculations, amounts in a Special DCA program designated for the Protected Benefit account variable investment options are excluded from amounts that are transferred into the AXA Ultra Conservative Strategy investment option.

First, the following ATP formula is used to calculate a contract ratio:

Contract Ratio = 1 - (A / B)

WHERE:

A = Protected Benefit account value on the valuation day.

B = The current value of the GMIB benefit base on the valuation day including the pro rata portion of the applicable Roll-up amount.

Please see the ''Guaranteed minimum income benefit (''GMIB'')'' section in this Prospectus for more information on the GMIB benefit base.

The contract ratio is then compared to predetermined ''transfer points'' to determine what portion of Protected Benefit account value needs to be held in the AXA Ultra Conservative Strategy investment option. For your GMIB, there is a minimum and maximum transfer point, which is determined according to the following table.

--------------------------------------------------------------------------
   ATP YEAR ANNIVERSARY      MINIMUM TRANSFER POINT MAXIMUM TRANSFER POINT
--------------------------------------------------------------------------
First day of first ATP year           15%                    25%
--------------------------------------------------------------------------
            1st                       18%                    28%
--------------------------------------------------------------------------
            2nd                       21%                    31%
--------------------------------------------------------------------------
            3rd                       24%                    34%
--------------------------------------------------------------------------
            4th                       27%                    37%
--------------------------------------------------------------------------
            5th                       30%                    40%
--------------------------------------------------------------------------
            6th                       33%                    43%
--------------------------------------------------------------------------
            7th                       36%                    46%
--------------------------------------------------------------------------
            8th                       39%                    49%
--------------------------------------------------------------------------
            9th                       42%                    52%
--------------------------------------------------------------------------
     10th (and later)                 45%                    55%
--------------------------------------------------------------------------

The minimum and maximum transfer points are interpolated between the beginning of the ATP year Protected Benefit account value and end of ATP year Protected Benefit account value during the course of the ATP year. For example, during the first ATP year, the minimum transfer point moves from 15% on the first day of the first ATP year to 18% on the first day on the second ATP year. The maximum transfer point moves similarly during the first ATP year from 25% on the first day of the first ATP year to 28% on the first day on the second ATP year. The ranges for the first and second ATP year are shown in the charts below to illustrate the interpolation of transfer points between the beginning of an ATP year and the end of an ATP year.

-------------------------------------------------------------------------------
FIRST ATP YEAR RANGE:
-------------------------------------------------------------------------------
                                                                      MAY 14
                                   MAY 15                            FIRST ATP
                                  (DAY 1 OF                            YEAR
                               FIRST ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
-------------------------------------------------------------------------------
   Minimum Transfer Point            15%       15.75% 16.5%  17.25%     18%
-------------------------------------------------------------------------------
   Maximum Transfer Point            25%       25.75% 26.5%  27.25%     28%
-------------------------------------------------------------------------------

                                    VIII-1

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------
SECOND ATP YEAR RANGE:
--------------------------------------------------------------------------------
                                                                       MAY 14
                                    MAY 14                           SECOND ATP
                                  (DAY 1 OF                             YEAR
                               SECOND ATP YEAR) AUG 15 NOV 15 FEB 15 ANNIVERSARY
--------------------------------------------------------------------------------
   Minimum Transfer Point            18%        18.75% 19.5%  20.25%     21%
--------------------------------------------------------------------------------
   Maximum Transfer Point            28%        28.75% 29.5%  30.25%     31%
--------------------------------------------------------------------------------

On each valuation day, the portion of your Protected Benefit account value to be held in the AXA Ultra Conservative Strategy investment option is determined by comparing the contract ratio to the transfer points. If the contract ratio is equal to or less than the minimum transfer point, all of the account value in the AXA Ultra Conservative Strategy investment option, if any, will be transferred to the Protected Benefit account variable investment options selected by you. If the contract ratio on the valuation day exceeds the minimum transfer point but is less than the maximum transfer point, amounts may be transferred either into or out of the AXA Ultra Conservative Strategy investment option depending on the account value already in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. If the contract ratio on the valuation day is equal to or greater than the maximum transfer point, the total amount of the account value that is invested in the Protected Benefit account variable investment options selected by you, excluding amounts invested in a Special DCA program designated for the Protected Benefit account variable investment options, will be transferred into the AXA Ultra Conservative Strategy investment option.

A separate formula, called the transfer amount formula, is used to calculate the amount that must be transferred either into or out of the AXA Ultra Conservative Strategy investment option. For example, the transfer amount formula seeks to reallocate account value such that for every 1% by which the contract ratio exceeds the minimum transfer point on a given valuation day, 10% of the Protected Benefit account value will be held in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options. When the contract ratio exceeds the minimum transfer point by 10% (i.e., it reaches the maximum transfer point), amounts will be transferred into the AXA Ultra Conservative Strategy investment option such that 100% of Protected Benefit account value will be invested in the AXA Ultra Conservative Strategy investment option and a Special DCA program designated for the Protected Benefit account variable investment options.

The transfer amount formula first determines the target percentage that must be in the AXA Ultra Conservative Strategy investment option after the ATP transfer as follows:

                                          A - B
                                  ATP% =  -----
                                           0.1

WHERE:

    ATP% =     Required percentage of account value in the AXA Ultra Conservative Strategy investment option and the Special DCA pro-gram designated for the Protected
               Benefit account variable investment options after the ATP transfer.

     A =       The contract ratio calculated on the valuation day.

     B =       The minimum transfer point on the valuation day.

     0.1 =     The 10% differential between the minimum transfer point and the maximum transfer point.

The required amount of account value in the AXA Ultra Conservative Strategy investment option after the ATP transfer is calculated as follows:

                             ATP Amount = (A X B) - C

   WHERE:

     A =     The ATP%.

     B =     Protected Benefit account value on the valuation day.

     C =     Account value in a Special DCA program designated for the Protected Benefit account variable investment options on the valuation day.

The ATP Amount cannot be less than $0.

The transfer amount formula is used to determine the transfer amount as follows:

  ATP transfer amount =  (ATP amount) - (account value currently in AXA Ultra
                         Conservative Strategy investment option)

The ATP transfer amount is the amount that must be moved either in or out of the AXA Ultra Conservative Strategy investment option.

..   If the ATP transfer amount is positive, it will be moved into the AXA Ultra
    Conservative Strategy investment option if it meets the minimum transfer threshold.

                                    VIII-2

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

..   If the ATP transfer amount is negative, it will be moved out of the AXA
    Ultra Conservative Strategy investment option if it meets the minimum transfer threshold described below.

The minimum amount that will be transferred is the greater of 1% of the Protected Benefit account value or $1,000. The test for whether the ATP transfer amount meets the minimum transfer threshold is as follows:

..   If the ATP transfer amount is less than the minimum transfer amount, the
    ATP transfer will not be processed.

..   If the ATP transfer amount is greater than or equal to the minimum transfer amount, the ATP transfer will be processed.

The following are examples of transactions under the ATP:

-------------------------------------------------------------------------------------------------------------------------------
                                 EXAMPLE 1                          EXAMPLE 2                           EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT RATIO       25%                                37%                                 45%
-------------------------------------------------------------------------------------------------------------------------------
VALUATION DAY        4/th/ ATP year anniversary         5/th/ ATP year anniversary          6/th/ ATP year anniversary
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINTS      Minimum = 27%                      Minimum = 30%                       Minimum = 33%
                     Maximum = 37%                      Maximum = 40%                       Maximum = 43%
-------------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS          Protected Benefit account value    Protected Benefit account value     Protected Benefit account value
                     = $100,000                         = $100,000                          = $100,000
                     AXA Ultra Conservative Strategy    AXA Ultra Conservative Strategy     AXA Ultra Conservative Strategy
                     investment option = $40,000        investment option = $40,000         investment option = $40,000
                     Special DCA program = $20,000      Special DCA program designated      Special DCA program designated
                                                        for the Protected Benefit account   for the Protected Benefit account
                                                        variable investment options =       variable investment options =
                                                        $20,000                             $20,000
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER POINT       Contract ratio is less than the    Contract ratio is greater than the  Contract ratio is greater than the
VALUATION            minimum transfer point             minimum transfer point but less     maximum transfer point.
                     therefore, all amounts must be     than maximum transfer point.        Therefore, all amounts not in a
                     moved out of the AXA Ultra         Must determine amount to move       Special DCA program must be
                     Conservative Strategy investment   in or out of the AXA Ultra          moved into the AXA Ultra
                     option.                            Conservative Strategy investment    Conservative Strategy investment
                                                        option, if necessary.               option.
-------------------------------------------------------------------------------------------------------------------------------
ATP%                 0%                                 (0.37 - 0.3) / 0.1 = 0.7 OR         100%
(Contract Ratio -                                       70%
Minimum Transfer
Point) / 0.1
-------------------------------------------------------------------------------------------------------------------------------
ATP AMOUNT           (0 * $100,000) - $20,000 =         (0.7 * $100,000) - $20,000 =        (1 * $100,000) - $20,000 =
(ATP%*Protected      -$20,000 (cannot be less than $0)  $50,000                             $80,000
Benefit account      ATP Amount = $0
value) -Special DCA
program designated
for the Protected
Benefit account
variable investment
options
-------------------------------------------------------------------------------------------------------------------------------
TRANSFER AMOUNT      $0 - $40,000 = -$40,000,           SCENARIO 1 - using current          $80,000 - $40,000 = $40,000
(ATP Amount) -       (transferred out of the AXA Ultra  assumptions:                        (transferred into the AXA Ultra
(Protected Benefit   Conservative Strategy investment   $50,000 - $40,000 = $10,000         Conservative Strategy investment
account value        option)                            (transferred into the AXA Ultra     option)
currently in AXA                                        Conservative Strategy investment
Ultra Conservative                                      option)
Strategy investment                                     SCENARIO 2 - if current amount
option)                                                 in AXA Ultra Conservative
                                                        Strategy investment option =
                                                        $65,000 instead of $40,000:
                                                        $50,000 - $65,000 = -$15,000
                                                        (transferred out of the AXA Ultra
                                                        Conservative Strategy investment
                                                        option)
-------------------------------------------------------------------------------------------------------------------------------

ATP transfers into the AXA Ultra Conservative Strategy investment option will be transferred out of your Protected Benefit account variable investment options. No amounts will be transferred out of a Special DCA program. ATP transfers out of the AXA Ultra Conservative Strategy investment option will be allocated among the Protected Benefit account variable investment options included in your contract's allocation instructions. No amounts will be transferred into or out of the Special DCA program as a result of any ATP transfer.

                                    VIII-3

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Your first ATP year is established at the time of your initial contribution or transfer to the Protected Benefit account. For example, if you make an initial contribution or transfer to the Protected Benefit account in the third contract year, that would be your first ATP year. The ATP year increases by one each subsequent contract year until you make an additional contribution or transfer to the Protected Benefit account.

SUBSEQUENT CONTRIBUTIONS AND TRANSFERS

Each time you make a subsequent contribution or transfer to your Protected Benefit account we will apply a set back adjustment formula. We use the formula to determine whether (and to what extent) your applicable transfer points may be "set back". Any set back of your transfer points will apply on the next business day. The formula we use to calculate the set back applicable to you may not be altered once you have the benefit. In general, the formula adjusts your applicable transfer points to reflect the weighted average age of all contributions and transfers made to the Protected Benefit account in relation to the GMIB benefit base on the day prior to the contribution or transfer.

The set back adjustment formula determines the adjustment as follows:

                    ATP Year Set Back      (A - 1) X (B + C)
                                       =   ----------------
                                                 D + C

WHERE:

  ATP Year Set Back = The number of years by which the beginning of contract year ATP year will be set back.
  A =  The ATP year at the beginning of the contract year.

  B = Total contract year to date contributions and transfers to the Protected Benefit account as of the day prior to the transaction date of the ATP set back calculation.

  C = The contribution and/or transfer to the Protected Benefit account on the transaction date of the ATP set back calculation.

  D = The value of the GMIB benefit base including the pro rata Roll-up amount as of the day prior to the ATP set back calculation.

The result is rounded (either up or down as applicable) and the ATP year will be set back by the whole number of years produced by the formula. For example, if the result is 2.58, the number will be rounded up to 3 and the ATP year will be set back by 3 years. Therefore, if prior to the contribution or transfer you were in ATP year 6, month 8, you will be set back to ATP year 3, month 8.

The following is an example of the ATP year set back:

-----------------------------------------------------------------------------------------------------------------------------
                       CONTRIBUTION/TRANSFER #1            CONTRIBUTION/TRANSFER #2            CONTRIBUTION/TRANSFER #3
-----------------------------------------------------------------------------------------------------------------------------
CURRENT ATP YEAR                                                  ATP year 4
                                                                   [A = 4]
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSUMPTIONS       Contract is in month 3 of the       Contract is now in month 5 of       Contract is now in month 7 of
                  current contract year.              the same contract year.             the same contract year.
                  Total contract year to date         Total contract year to date         Total contract year to date
                  contributions and transfers to the  contributions and transfers to the  contributions and transfers to the
                  Protected Benefit account as of     Protected Benefit account as of     Protected Benefit account as of
                  the valuation day prior to the      the valuation day prior to the      the valuation day prior to the
                  transaction date of the ATP set     transaction date of the ATP set     transaction date of the ATP set
                  back calculation = $0 [B = 0]       back calculation = $300             back calculation = $600
                  The contribution and/or transfer    [B = 300]                           [B = 600]
                  to the Protected Benefit account    The contribution and/or transfer    The contribution and/or transfer
                  on the transaction date of the      to the Protected Benefit account    to the Protected Benefit account
                  ATP set back calculation = $300     on the transaction date of the      on the transaction date of the
                  [C = 300]                           ATP set back calculation = $300     ATP set back calculation =
                  Value of the GMIB benefit base      [C = 300]                           $1,200 [C = 1,200]
                  including the pro rata Roll-up      Value of the GMIB benefit base      Value of the GMIB benefit base
                  amount as of the valuation day      including the pro rata Roll-up      including the pro rata Roll-up
                  prior to the ATP set back           amount as of the valuation day      amount as of the valuation day
                  calculation = $616.92               prior to the ATP set back           prior to the ATP set back
                  [D = 616.92]                        calculation = $926.11               calculation = $1,238.41
                                                      [D = 926.11]                        [D = 1,238.41]
-----------------------------------------------------------------------------------------------------------------------------

                                    VIII-4

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

--------------------------------------------------------------------------------------------------
                                   CONTRIBUTION/TRANSFER #1        CONTRIBUTION/TRANSFER #2
--------------------------------------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (0 +300) = 0.98       (4-1) X (300 +300) = 1.47
       (A - 1) X (B + C)           616.92 + 300                   926.11 + 300
             D + C               Rounded to the nearest whole  Rounded to the nearest whole
                                 year = 1                      year = 1
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-1 = 3 (ATP   New ATP year = 4-1 = 3 (ATP
Current ATP year - ATP year set  year is set back by 1)        year has already been set back to
back = New ATP year              NEW ATP YEAR = 3              year 3. No additional set back
                                                               will occur.)
--------------------------------------------------------------------------------------------------

------------------------------------------------------------------
                                     CONTRIBUTION/TRANSFER #3
------------------------------------------------------------------
ATP YEAR SET BACK                (4-1) X (600 +1200) = 2.21
       (A - 1) X (B + C)           1,238.41 + 1200
             D + C               Rounded to the nearest whole
                                 year = 2
------------------------------------------------------------------
------------------------------------------------------------------
NEW ATP YEAR                     New ATP year = 4-2 = 2 (ATP
Current ATP year - ATP year set  year is set back by 1 additional
back = New ATP year              year)
                                 NEW ATP YEAR = 2
------------------------------------------------------------------

ATP EXIT OPTION

When the ATP exit option is processed your Guaranteed benefit base(s) will be adjusted as follows:

              New Benefit Base =  (1- 3%) X A   _ D
                                  -------------
                                   1 - B + C

   WHERE:

  New Benefit Base =  The new value that the GMIB benefit base and if applicable, the
                      Roll-up to age 85 benefit base and Highest Anniver-sary Value benefit base will be adjusted to if this value is less than the current value of the respective benefit bases.

   A = The Protected Benefit account value as of the day prior to the ATP exit option.

   B = The [interpolated] minimum transfer point as of the next valuation day.

   C =  The total rider charge percentage for both the GMIB and GMDB benefits.

   D = The prorated Roll-up amount from the last contract date anniversary to the next valuation day plus the prorated Roll-up amount for contributions and transfers in that contract year as of the next valuation day minus the contract year-to-date withdrawals up to the Annual withdrawal amount.

  3% = cushion in investment performance to decrease the probability of an ATP transfer on the upcoming valuation day.


For example, the ATP exit option is processed during the seventh month of the fifth ATP year. The number of completed months in the current ATP year is six. The minimum transfer point is 28.5%, which is derived by interpolating the fourth ATP year anniversary minimum transfer point and the fifth ATP year anniversary minimum transfer point [=(27% + 30%)/2]. The cushion is 3%. Assume that your Protected Benefit account value is $100,000, GMIB benefit base is $130,000 Highest Anniversary Value benefit base is $110,000, Roll-up to age 85 benefit base is $130,000 and the Roll-up rate is the 5% Annual Roll-up rate. Note that the "Greater of" death benefit base ($130,000) is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($130,000). Also assume that no withdrawal has been taken in this contract year and that the pro-rated Roll-up amount (net of withdrawals) is $3,250 (=5%X$130,000X6/12 - 0).


When the ATP exit option is processed, the new benefit base is:


  New benefit base =  (1- 3%) X 100,000   _ 3,250              = $128,186
                      -------------------
                       1 - .285 + 0.023



Your Highest Anniversary Value benefit base stays at the current value ($110,000), as the new benefit base ($128,186) is greater than your current Highest Anniversary Value benefit base. Your GMIB benefit base and your Roll-up to age 85 benefit base are adjusted to the new benefit base ($128,186), as the new benefit base is less than your current GMIB and Roll-up to age 85 benefit bases. Your "Greater of" death benefit base is also adjusted to the new benefit base ($128,186), as it is the greater of the Highest Anniversary Value benefit base ($110,000) and the Roll-up to age 85 benefit base ($128,186).

Furthermore, if a contribution in the amount of $20,000 is made after the ATP exit option is processed, the Highest Anniversary Value benefit base would be $130,000 ($110,000 + $20,000) and the Roll-up to age 85 benefit base, GMIB benefit base and "Greater of" death benefit base would be $148,186 ($128,186 + $20,000).


                                    VIII-5

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Conversely, if the $20,000 contribution is made before requesting the ATP exit option:

..   The contribution would result in a transfer on the next valuation date from the AXA Ultra Conservative Strategy investment option so that only 10% of the Protected Benefit account value would remain invested in the AXA Ultra Conservative Strategy investment option.

..   If the ATP exit option is then processed the new benefit base would be:


  New benefit base =  (1- 3%) X 120,000   _ 3,250              = $154,474
                      -------------------
                       1 -0.285 + 0.023



Your GMIB benefit base is adjusted to $154,474.


                                    VIII-6

            APPENDIX VIII: FORMULA FOR ASSET TRANSFER PROGRAM FOR
                       GUARANTEED MINIMUM INCOME BENEFIT

Appendix IX: Rules regarding contributions to your contract

--------------------------------------------------------------------------------

The following tables describes the contribution rules for all contract Series and types.

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           NQ
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   0-85 (FOR SERIES B & SERIES L)
                         .   0-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   After-tax money.
                         .   Paid to us by check or transfer of contract value in a
                             tax-deferred exchange under Section 1035 of the Internal Revenue
                             Code.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, the first contract date anniversary.
                             If you do not elect the "Greater of" GMDB, you may make
                             subsequent contributions to your Protected Benefit account through age 80, or if later, the first contract date anniversary.
                             However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           TRADITIONAL IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, the first contract date anniversary.
                             If you do not elect the "Greater of" GMDB, you may make
                             subsequent contributions to your Protected Benefit account through age 80, or if later, the first contract date anniversary.
                             However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Contributions made after age 701/2 must be net of required minimum distributions; you also cannot make regular IRA
                             contributions after age 701/2.
                         .   Although we accept regular IRA contributions (limited to $5,500 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 but under age 70 1/2 at any time during the calendar year for which the contribution is made.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 65, or if later, the first contract date anniversary.
                             If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your
                             Protected Benefit account, subsequent contributions to your
                             Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           ROTH IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $50
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Rollovers from another Roth IRA.
                         .   Rollovers from a "designated Roth contribution account" under specified retirement plans.
                         .   Conversion rollovers from a traditional IRA or other eligible retirement plan.
                         .   Direct custodian-to-custodian transfers from another Roth IRA.
                         .   Regular Roth IRA contributions.
                         .   Additional catch-up contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, the first contract date anniversary.
                             If you do not elect the "Greater of" GMDB, you may make
                             subsequent contributions to your Protected Benefit account through age 80, or if later, the first contract date anniversary.
                             However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account until the later of attained age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Conversion rollovers after age 701/2 must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.
                         .   Although we accept Roth IRA contributions (limited to $5,500 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.
                         .   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           SEP IRA
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-85 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT      .   $500
(IF PERMITTED)           .   $100 monthly under the automatic investment program
                         .   $300 quarterly under the automatic investment program
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   An employer can annually contribute an amount for an employee up to the lesser of 25% of eligible compensation or $40,000 ($52,000 after cost of living adjustment for 2014).
                         .   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.
                         .   Rollovers from another traditional individual retirement
                             arrangement.
                         .   Direct custodian-to-custodian transfers from another traditional individual retirement arrangement.
                         .   Regular traditional IRA contributions are not permitted unless and until the SEP-IRA designation is removed on our records and the contract is designated as a traditional IRA only.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, the first contract date anniversary.
                             If you do not elect the "Greater of" GMDB, you may make
                             subsequent contributions to your Protected Benefit account through age 80, or if later, the first contract date anniversary.
                             However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 85 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   Any contributions made after age 701/2 must be net of required minimum distributions.
                         .   If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected Benefit account through age 65, or if later, the first contract date anniversary.
                             If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, the first contract date anniversary. However, regardless of the benefits you elected, once you make a withdrawal from your
                             Protected Benefit account, subsequent contributions to your
                             Protected Benefit account will no longer be permitted.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

----------------------------------------------------------------------------------------------------------
                         INHERITED IRA BENEFICIARY CONTINUATION CONTRACT (TRADITIONAL IRA OR
                         ROTH IRA)
 CONTRACT TYPE                       (AVAILABLE FOR SERIES B & SERIES L ONLY)
----------------------------------------------------------------------------------------------------------
ISSUE AGES               .   0-70
                         .   Not available for Series CP(R)
----------------------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
----------------------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       .   $1,000
CONTRIBUTION AMOUNT
(IF PERMITTED)
----------------------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  .   Direct custodian-to- custodian transfers of your interest as a death beneficiary of the deceased owner's traditional individual retirement arrangement or Roth IRA to an IRA of the same type.
                         .   Non-spousal beneficiary direct rollover contributions may be made to an Inherited IRA contract under specified circumstances from these "Applicable Plans": qualified plans, 403(b) plans and governmental employer 457(b) plans.
----------------------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   .   Any subsequent contributions must be from the same type of IRA of
ON CONTRIBUTIONS TO THE      the same deceased owner.
CONTRACT/(1)/            .   You may make subsequent contributions to the Protected Benefit account until age 80. However, once you make a withdrawal from the Protected Benefit account, subsequent contributions to the
                             Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to the Investment account until age 86.
                         .   No additional contributions are permitted to Inherited IRA contracts issued as a Non-spousal beneficiary direct rollover from an Applicable Plan.
----------------------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

-----------------------------------------------------------------------------------------------
 CONTRACT TYPE           QP
-----------------------------------------------------------------------------------------------
ISSUE AGES               .   20-75 (FOR SERIES B & SERIES L)
                         .   20-70 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM INITIAL          .   $5,000 (FOR SERIES B)
CONTRIBUTION AMOUNT      .   $25,000 (FOR SERIES L)
                         .   $10,000 (FOR SERIES CP(R))
-----------------------------------------------------------------------------------------------
MINIMUM SUBSEQUENT       FOR ALL SERIES:
CONTRIBUTION AMOUNT (IF  .   $500
SUBSEQUENT
CONTRIBUTIONS ARE
PERMITTED)
-----------------------------------------------------------------------------------------------
SOURCE OF CONTRIBUTIONS  FOR ALL SERIES:
                         .   Only transfer contributions from other investments within an existing qualified plan trust.
                         .   The plan must be qualified under Section 401(a) of the Internal
                             Revenue Code.
                         .   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.
-----------------------------------------------------------------------------------------------
ADDITIONAL LIMITATIONS   FOR SERIES B & SERIES L:
ON CONTRIBUTIONS TO THE  .   If you elect the GMIB with the "Greater of" GMDB, you may make
CONTRACT/(1)/                subsequent contributions to your Protected Benefit account through age 70, or if later, the first contract date anniversary.
                             If you do not elect the "Greater of" GMDB, you may make
                             subsequent contributions to your Protected Benefit account through age 75, or if later, the first contract date anniversary.
                             However, regardless of the benefits elected, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         .   You may make subsequent contributions to your Investment account through age 75 or the first contract date anniversary.
                         FOR SERIES CP(R):
                         .   You may make subsequent contributions to your Investment account and your Protected Benefit account through age 70 or the first contract date anniversary. However, once you make a withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
                         FOR ALL SERIES:
                         .   A separate QP contract must be established for each plan
                             participant, even defined benefit plan participants.
                         .   We do not accept contributions directly from the employer.
                         .   Only one subsequent contribution can be made during a contract year.
                         .   Contributions made after the annuitant's age 70 1/2 must be net of any required minimum distributions.
                         .   For QPDC contracts only: If you elect the RMD Wealth Guard death benefit, you may make subsequent contributions to your Protected
                             Benefit account through age 65, or if later, the first contract date anniversary. If you do not elect the RMD Wealth Guard death benefit, you may make subsequent contributions through age 80, or if later, the first contract date anniversary. However,
                             regardless of the benefits you elected, once you make a
                             withdrawal from your Protected Benefit account, subsequent contributions to your Protected Benefit account will no longer be permitted.
See Appendix II earlier in this Prospectus for a discussion on purchase considerations for QP contracts.
-----------------------------------------------------------------------------------------------

(1)In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protected Benefit account at any time.

          APPENDIX IX: RULES REGARDING CONTRIBUTIONS TO YOUR CONTRACT

Appendix X: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.30%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013.


----------------------------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDING
 PORTFOLIO NAME*                                                            DECEMBER 31, 2013
----------------------------------------------------------------------------------------------
 7TWELVE/TM/ BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  11.15
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                             3,292
----------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  11.12
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               108
----------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  13.77
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               436
----------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  10.66
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               223
----------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  11.86
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               401
----------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  17.76
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               924
----------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
----------------------------------------------------------------------------------------------
   Unit value                                                                   $   9.71
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               120
----------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  11.68
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               104
----------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  10.83
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               312
----------------------------------------------------------------------------------------------
 AXA AGGRESSIVE STRATEGY
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  12.77
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            36,718
----------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------
   Unit value                                                                   $  12.69
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            62,157
----------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


---------------------------------------------------------------------
                                                  FOR THE YEAR ENDING
 PORTFOLIO NAME*                                   DECEMBER 31, 2013
---------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
---------------------------------------------------------------------
   Unit value                                         $    12.17
---------------------------------------------------------------------
   Number of units outstanding (000's)                    34,378
---------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
---------------------------------------------------------------------
   Unit value                                         $    11.17
---------------------------------------------------------------------
   Number of units outstanding (000's)                    21,710
---------------------------------------------------------------------
 AXA GROWTH STRATEGY
---------------------------------------------------------------------
   Unit value                                         $    13.76
---------------------------------------------------------------------
   Number of units outstanding (000's)                    46,758
---------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------
   Unit value                                         $    12.71
---------------------------------------------------------------------
   Number of units outstanding (000's)                     3,499
---------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------
   Unit value                                         $    13.22
---------------------------------------------------------------------
   Number of units outstanding (000's)                  1,52,548
---------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------
   Unit value                                         $    10.17
---------------------------------------------------------------------
   Number of units outstanding (000's)                        12
---------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
---------------------------------------------------------------------
   Unit value                                         $    12.80
---------------------------------------------------------------------
   Number of units outstanding (000's)                     3,186
---------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
---------------------------------------------------------------------
   Unit value                                         $    17.60
---------------------------------------------------------------------
   Number of units outstanding (000's)                       602
---------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
---------------------------------------------------------------------
   Unit value                                         $    11.60
---------------------------------------------------------------------
   Number of units outstanding (000's)                    67,732
---------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
---------------------------------------------------------------------
   Unit value                                         $    21.63
---------------------------------------------------------------------
   Number of units outstanding (000's)                       579
---------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------
   Unit value                                         $    16.83
---------------------------------------------------------------------
   Number of units outstanding (000's)                     2,942
---------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
---------------------------------------------------------------------
   Unit value                                         $    17.30
---------------------------------------------------------------------
   Number of units outstanding (000's)                       676
---------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
---------------------------------------------------------------------
   Unit value                                         $    17.56
---------------------------------------------------------------------
   Number of units outstanding (000's)                       393
---------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


------------------------------------------------------------
                                         FOR THE YEAR ENDING
 PORTFOLIO NAME*                          DECEMBER 31, 2013
------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------
   Unit value                                  $ 10.59
------------------------------------------------------------
   Number of units outstanding (000's)          14,098
------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------
   Unit value                                  $  9.34
------------------------------------------------------------
   Number of units outstanding (000's)              50
------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------
   Unit value                                  $ 17.22
------------------------------------------------------------
   Number of units outstanding (000's)           1,611
------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------
   Unit value                                  $ 12.60
------------------------------------------------------------
   Number of units outstanding (000's)             371
------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------
   Unit value                                  $ 21.19
------------------------------------------------------------
   Number of units outstanding (000's)           3,765
------------------------------------------------------------
 EQ/HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------
   Unit value                                  $ 10.53
------------------------------------------------------------
   Number of units outstanding (000's)             108
------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------
   Unit value                                  $ 10.23
------------------------------------------------------------
   Number of units outstanding (000's)           6,263
------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS/(1)/
------------------------------------------------------------
   Unit value                                  $ 11.91
------------------------------------------------------------
   Number of units outstanding (000's)             165
------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------
   Unit value                                  $ 12.44
------------------------------------------------------------
   Number of units outstanding (000's)             366
------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------
   Unit value                                  $ 17.88
------------------------------------------------------------
   Number of units outstanding (000's)             434
------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------
   Unit value                                  $ 17.12
------------------------------------------------------------
   Number of units outstanding (000's)             268
------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS/(2)/
------------------------------------------------------------
   Unit value                                  $ 16.03
------------------------------------------------------------
   Number of units outstanding (000's)             122
------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------
   Unit value                                  $ 13.56
------------------------------------------------------------
   Number of units outstanding (000's)             622
------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


--------------------------------------------------------------
                                           FOR THE YEAR ENDING
 PORTFOLIO NAME*                            DECEMBER 31, 2013
--------------------------------------------------------------
 EQ/MID CAP INDEX
--------------------------------------------------------------
   Unit value                                    $ 19.09
--------------------------------------------------------------
   Number of units outstanding (000's)               560
--------------------------------------------------------------
 EQ/MID CAP VALUE PLUS/(3)/
--------------------------------------------------------------
   Unit value                                    $ 17.53
--------------------------------------------------------------
   Number of units outstanding (000's)                63
--------------------------------------------------------------
 EQ/MONEY MARKET
--------------------------------------------------------------
   Unit value                                    $  9.49
--------------------------------------------------------------
   Number of units outstanding (000's)             1,534
--------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH/(4)/
--------------------------------------------------------------
   Unit value                                    $ 15.63
--------------------------------------------------------------
   Number of units outstanding (000's)               564
--------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------------------------------------
   Unit value                                    $ 17.92
--------------------------------------------------------------
   Number of units outstanding (000's)             1,106
--------------------------------------------------------------
 EQ/NATURAL RESOURCES PLUS
--------------------------------------------------------------
   Unit value                                    $ 10.33
--------------------------------------------------------------
   Number of units outstanding (000's)                30
--------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
--------------------------------------------------------------
   Unit value                                    $ 15.55
--------------------------------------------------------------
   Number of units outstanding (000's)               804
--------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
--------------------------------------------------------------
   Unit value                                    $  9.35
--------------------------------------------------------------
   Number of units outstanding (000's)               101
--------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
--------------------------------------------------------------
   Unit value                                    $  9.73
--------------------------------------------------------------
   Number of units outstanding (000's)             1,233
--------------------------------------------------------------
 EQ/REAL ESTATE PLUS
--------------------------------------------------------------
   Unit value                                    $  9.68
--------------------------------------------------------------
   Number of units outstanding (000's)                95
--------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
--------------------------------------------------------------
   Unit value                                    $ 19.69
--------------------------------------------------------------
   Number of units outstanding (000's)               400
--------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------
   Unit value                                    $ 18.48
--------------------------------------------------------------
   Number of units outstanding (000's)             1,449
--------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
--------------------------------------------------------------
   Unit value                                    $ 17.02
--------------------------------------------------------------
   Number of units outstanding (000's)             2,490
--------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


-----------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING
 PORTFOLIO NAME*                                                 DECEMBER 31, 2013
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                                         $ 17.23
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                  1,104
-----------------------------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                                         $ 12.07
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                  1,570
-----------------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                                         $ 11.52
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    202
-----------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND/(5)/
-----------------------------------------------------------------------------------
   Unit value                                                         $ 13.74
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                  1,127
-----------------------------------------------------------------------------------
 FRANKLIN RISING DIVIDENDS SECURITIES FUND/(6)/
-----------------------------------------------------------------------------------
   Unit value                                                         $ 11.96
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    836
-----------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND/(7)/
-----------------------------------------------------------------------------------
   Unit value                                                         $ 12.77
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                  1,626
-----------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND/(8)/
-----------------------------------------------------------------------------------
   Unit value                                                         $ 14.35
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    452
-----------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 18.14
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    642
-----------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 15.83
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    378
-----------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 13.89
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                  1,924
-----------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 11.79
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    695
-----------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 13.94
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                  1,230
-----------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 14.91
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    331
-----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


--------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING
 PORTFOLIO NAME*                                        DECEMBER 31, 2013
--------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
--------------------------------------------------------------------------
   Unit value                                                $ 20.02
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           189
--------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
--------------------------------------------------------------------------
   Unit value                                                $ 13.10
--------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,480
--------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
--------------------------------------------------------------------------
   Unit value                                                $ 15.68
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           468
--------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------
   Unit value                                                $ 14.07
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           900
--------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------------------------------------------
   Unit value                                                $  9.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           758
--------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------
   Unit value                                                $ 15.49
--------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,746
--------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $ 19.10
--------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,060
--------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
--------------------------------------------------------------------------
   Unit value                                                $ 21.41
--------------------------------------------------------------------------
   Number of units outstanding (000's)                         1,040
--------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $ 17.42
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           485
--------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $ 11.75
--------------------------------------------------------------------------
   Number of units outstanding (000's)                         3,294
--------------------------------------------------------------------------
 LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $ 11.93
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           524
--------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $ 15.14
--------------------------------------------------------------------------
   Number of units outstanding (000's)                         2,451
--------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
--------------------------------------------------------------------------
   Unit value                                                $ 16.92
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           239
--------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


-------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING
 PORTFOLIO NAME*                                       DECEMBER 31, 2013
-------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
-------------------------------------------------------------------------
   Unit value                                               $ 16.58
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          224
-------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
-------------------------------------------------------------------------
   Unit value                                               $ 16.44
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          783
-------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                                               $ 16.65
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          248
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                               $ 20.76
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          266
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                                               $ 21.34
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          169
-------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE/(9)/
-------------------------------------------------------------------------
   Unit value                                               $ 18.22
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          215
-------------------------------------------------------------------------
 PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $ 10.33
-------------------------------------------------------------------------
   Number of units outstanding (000's)                        1,125
-------------------------------------------------------------------------
 PIMCO REAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $ 11.24
-------------------------------------------------------------------------
   Number of units outstanding (000's)                        3,099
-------------------------------------------------------------------------
 PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $ 11.36
-------------------------------------------------------------------------
   Number of units outstanding (000's)                        5,881
-------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
-------------------------------------------------------------------------
   Unit value                                               $ 25.41
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          499
-------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
-------------------------------------------------------------------------
   Unit value                                               $ 25.09
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          905
-------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND/(10)/
-------------------------------------------------------------------------
   Unit value                                               $ 10.84
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          406
-------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND/(11)/
-------------------------------------------------------------------------
   Unit value                                               $ 12.66
-------------------------------------------------------------------------
   Number of units outstanding (000's)                        4,423
-------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


------------------------------------------------------------
                                         FOR THE YEAR ENDING
 PORTFOLIO NAME*                          DECEMBER 31, 2013
------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------
   Unit value                                  $11.92
------------------------------------------------------------
   Number of units outstanding (000's)          1,739
------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 70 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013.


----------------------------------------------------------------------------------------------
                                                                           FOR THE YEAR ENDING
 PORTFOLIO NAME*                                                            DECEMBER 31, 2013
----------------------------------------------------------------------------------------------
 7TWELVE/TM/ BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 11.08
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               648
----------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 11.08
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                78
----------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 13.54
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                42
----------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 10.62
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                10
----------------------------------------------------------------------------------------------
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 11.66
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                31
----------------------------------------------------------------------------------------------
 AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 17.46
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               158
----------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
----------------------------------------------------------------------------------------------
   Unit value                                                                    $  9.67
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                18
----------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 11.64
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                35
----------------------------------------------------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 10.79
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                               185
----------------------------------------------------------------------------------------------
 AXA AGGRESSIVE STRATEGY
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 12.68
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                            10,596
----------------------------------------------------------------------------------------------
 AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 12.48
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                             7,286
----------------------------------------------------------------------------------------------
 AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 11.97
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                             3,570
----------------------------------------------------------------------------------------------
 AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------
   Unit value                                                                    $ 10.98
----------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                             2,103
----------------------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


---------------------------------------------------------------------
                                                  FOR THE YEAR ENDING
 PORTFOLIO NAME*                                   DECEMBER 31, 2013
---------------------------------------------------------------------
 AXA GROWTH STRATEGY
---------------------------------------------------------------------
   Unit value                                          $  13.53
---------------------------------------------------------------------
   Number of units outstanding (000's)                   10,023
---------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------
   Unit value                                          $  12.50
---------------------------------------------------------------------
   Number of units outstanding (000's)                      342
---------------------------------------------------------------------
 AXA MODERATE GROWTH STRATEGY
---------------------------------------------------------------------
   Unit value                                          $  13.00
---------------------------------------------------------------------
   Number of units outstanding (000's)                   12,601
---------------------------------------------------------------------
 AXA ULTRA CONSERVATIVE STRATEGY
---------------------------------------------------------------------
   Unit value                                          $  10.07
---------------------------------------------------------------------
   Number of units outstanding (000's)                       --
---------------------------------------------------------------------
 BLACKROCK GLOBAL ALLOCATION V.I. FUND
---------------------------------------------------------------------
   Unit value                                          $  12.58
---------------------------------------------------------------------
   Number of units outstanding (000's)                      327
---------------------------------------------------------------------
 BLACKROCK LARGE CAP GROWTH V.I. FUND
---------------------------------------------------------------------
   Unit value                                          $  17.31
---------------------------------------------------------------------
   Number of units outstanding (000's)                       42
---------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
---------------------------------------------------------------------
   Unit value                                          $  11.47
---------------------------------------------------------------------
   Number of units outstanding (000's)                   10,356
---------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
---------------------------------------------------------------------
   Unit value                                          $  21.27
---------------------------------------------------------------------
   Number of units outstanding (000's)                      133
---------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
---------------------------------------------------------------------
   Unit value                                          $  16.55
---------------------------------------------------------------------
   Number of units outstanding (000's)                      272
---------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
---------------------------------------------------------------------
   Unit value                                          $  17.02
---------------------------------------------------------------------
   Number of units outstanding (000's)                       88
---------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
---------------------------------------------------------------------
   Unit value                                          $  17.27
---------------------------------------------------------------------
   Number of units outstanding (000's)                       51
---------------------------------------------------------------------
 EQ/CORE BOND INDEX
---------------------------------------------------------------------
   Unit value                                          $  10.41
---------------------------------------------------------------------
   Number of units outstanding (000's)                      413
---------------------------------------------------------------------
 EQ/EMERGING MARKETS EQUITY PLUS
---------------------------------------------------------------------
   Unit value                                          $   9.30
---------------------------------------------------------------------
   Number of units outstanding (000's)                       22
---------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


------------------------------------------------------------
                                         FOR THE YEAR ENDING
 PORTFOLIO NAME*                          DECEMBER 31, 2013
------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------
   Unit value                                  $ 16.94
------------------------------------------------------------
   Number of units outstanding (000's)             424
------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------
   Unit value                                  $ 12.39
------------------------------------------------------------
   Number of units outstanding (000's)              91
------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------
   Unit value                                  $ 20.84
------------------------------------------------------------
   Number of units outstanding (000's)             458
------------------------------------------------------------
 EQ/HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------
   Unit value                                  $ 10.49
------------------------------------------------------------
   Number of units outstanding (000's)              30
------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------
   Unit value                                  $ 10.06
------------------------------------------------------------
   Number of units outstanding (000's)             152
------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS/(1)/
------------------------------------------------------------
   Unit value                                  $ 11.71
------------------------------------------------------------
   Number of units outstanding (000's)               7
------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------
   Unit value                                  $ 12.24
------------------------------------------------------------
   Number of units outstanding (000's)              96
------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------
   Unit value                                  $ 17.58
------------------------------------------------------------
   Number of units outstanding (000's)              78
------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------
   Unit value                                  $ 16.84
------------------------------------------------------------
   Number of units outstanding (000's)             182
------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS/(2)/
------------------------------------------------------------
   Unit value                                  $ 15.76
------------------------------------------------------------
   Number of units outstanding (000's)              14
------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------
   Unit value                                  $ 13.33
------------------------------------------------------------
   Number of units outstanding (000's)              87
------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------
   Unit value                                  $ 18.77
------------------------------------------------------------
   Number of units outstanding (000's)              90
------------------------------------------------------------
 EQ/MID CAP VALUE PLUS/(3)/
------------------------------------------------------------
   Unit value                                  $ 17.24
------------------------------------------------------------
   Number of units outstanding (000's)               3
------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


-----------------------------------------------------------------
                                              FOR THE YEAR ENDING
 PORTFOLIO NAME*                               DECEMBER 31, 2013
-----------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------
   Unit value                                       $  9.33
-----------------------------------------------------------------
   Number of units outstanding (000's)                  613
-----------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH/(4)/
-----------------------------------------------------------------
   Unit value                                       $ 15.37
-----------------------------------------------------------------
   Number of units outstanding (000's)                   36
-----------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------
   Unit value                                       $ 17.62
-----------------------------------------------------------------
   Number of units outstanding (000's)                  143
-----------------------------------------------------------------
 EQ/NATURAL RESOURCES PLUS
-----------------------------------------------------------------
   Unit value                                       $ 10.29
-----------------------------------------------------------------
   Number of units outstanding (000's)                    4
-----------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------
   Unit value                                       $ 15.29
-----------------------------------------------------------------
   Number of units outstanding (000's)                  193
-----------------------------------------------------------------
 EQ/PIMCO GLOBAL REAL RETURN
-----------------------------------------------------------------
   Unit value                                       $  9.32
-----------------------------------------------------------------
   Number of units outstanding (000's)                   42
-----------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------
   Unit value                                       $  9.57
-----------------------------------------------------------------
   Number of units outstanding (000's)                  472
-----------------------------------------------------------------
 EQ/REAL ESTATE PLUS
-----------------------------------------------------------------
   Unit value                                       $  9.65
-----------------------------------------------------------------
   Number of units outstanding (000's)                   33
-----------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------
   Unit value                                       $ 19.36
-----------------------------------------------------------------
   Number of units outstanding (000's)                  226
-----------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------------------------------------------
   Unit value                                       $ 18.17
-----------------------------------------------------------------
   Number of units outstanding (000's)                  207
-----------------------------------------------------------------
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
-----------------------------------------------------------------
   Unit value                                       $ 16.73
-----------------------------------------------------------------
   Number of units outstanding (000's)                  400
-----------------------------------------------------------------
 FIDELITY(R) VIP MID CAP PORTFOLIO
-----------------------------------------------------------------
   Unit value                                       $ 16.94
-----------------------------------------------------------------
   Number of units outstanding (000's)                  176
-----------------------------------------------------------------
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------
   Unit value                                       $ 11.87
-----------------------------------------------------------------
   Number of units outstanding (000's)                  316
-----------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


-----------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDING
 PORTFOLIO NAME*                                                 DECEMBER 31, 2013
-----------------------------------------------------------------------------------
 FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------
   Unit value                                                         $ 11.44
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                     41
-----------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND/(5)/
-----------------------------------------------------------------------------------
   Unit value                                                         $ 13.52
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    377
-----------------------------------------------------------------------------------
 FRANKLIN RISING DIVIDENDS SECURITIES FUND/(6)/
-----------------------------------------------------------------------------------
   Unit value                                                         $ 11.92
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    282
-----------------------------------------------------------------------------------
 FRANKLIN STRATEGIC INCOME SECURITIES FUND/(7)/
-----------------------------------------------------------------------------------
   Unit value                                                         $ 12.55
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    323
-----------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND/(8)/
-----------------------------------------------------------------------------------
   Unit value                                                         $ 14.12
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                     27
-----------------------------------------------------------------------------------
 GOLDMAN SACHS VIT MID CAP VALUE FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 17.84
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                     69
-----------------------------------------------------------------------------------
 INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 13.88
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                     65
-----------------------------------------------------------------------------------
 INVESCO V.I. GLOBAL REAL ESTATE FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 13.66
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    308
-----------------------------------------------------------------------------------
 INVESCO V.I. HIGH YIELD FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 11.65
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    119
-----------------------------------------------------------------------------------
 INVESCO V.I. INTERNATIONAL GROWTH FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 13.71
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    141
-----------------------------------------------------------------------------------
 INVESCO V.I. MID CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 14.66
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                     31
-----------------------------------------------------------------------------------
 INVESCO V.I. SMALL CAP EQUITY FUND
-----------------------------------------------------------------------------------
   Unit value                                                         $ 19.69
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                     17
-----------------------------------------------------------------------------------
 IVY FUNDS VIP ASSET STRATEGY
-----------------------------------------------------------------------------------
   Unit value                                                         $ 12.94
-----------------------------------------------------------------------------------
   Number of units outstanding (000's)                                    678
-----------------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


--------------------------------------------------------------------------
                                                       FOR THE YEAR ENDING
 PORTFOLIO NAME*                                        DECEMBER 31, 2013
--------------------------------------------------------------------------
 IVY FUNDS VIP DIVIDEND OPPORTUNITIES
--------------------------------------------------------------------------
   Unit value                                                $ 15.42
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            40
--------------------------------------------------------------------------
 IVY FUNDS VIP ENERGY
--------------------------------------------------------------------------
   Unit value                                                $ 13.83
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            94
--------------------------------------------------------------------------
 IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------------------------------------------
   Unit value                                                $  9.75
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            70
--------------------------------------------------------------------------
 IVY FUNDS VIP HIGH INCOME
--------------------------------------------------------------------------
   Unit value                                                $ 15.23
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           648
--------------------------------------------------------------------------
 IVY FUNDS VIP MID CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $ 18.78
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           138
--------------------------------------------------------------------------
 IVY FUNDS VIP SCIENCE AND TECHNOLOGY
--------------------------------------------------------------------------
   Unit value                                                $ 21.05
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           187
--------------------------------------------------------------------------
 IVY FUNDS VIP SMALL CAP GROWTH
--------------------------------------------------------------------------
   Unit value                                                $ 17.13
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            54
--------------------------------------------------------------------------
 LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $ 11.55
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           382
--------------------------------------------------------------------------
 LORD ABBETT SERIES FUND-BOND DEBENTURE PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $ 11.79
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           236
--------------------------------------------------------------------------
 MFS(R) INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------
   Unit value                                                $ 14.88
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           477
--------------------------------------------------------------------------
 MFS(R) INVESTORS GROWTH STOCK SERIES
--------------------------------------------------------------------------
   Unit value                                                $ 16.64
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            36
--------------------------------------------------------------------------
 MFS(R) INVESTORS TRUST SERIES
--------------------------------------------------------------------------
   Unit value                                                $ 16.30
--------------------------------------------------------------------------
   Number of units outstanding (000's)                            25
--------------------------------------------------------------------------
 MFS(R) UTILITIES SERIES
--------------------------------------------------------------------------
   Unit value                                                $ 16.17
--------------------------------------------------------------------------
   Number of units outstanding (000's)                           125
--------------------------------------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2013. (CONTINUED)


-------------------------------------------------------------------------
                                                      FOR THE YEAR ENDING
 PORTFOLIO NAME*                                       DECEMBER 31, 2013
-------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
-------------------------------------------------------------------------
   Unit value                                               $ 69.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)                            4
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
-------------------------------------------------------------------------
   Unit value                                               $ 16.12
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           41
-------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
-------------------------------------------------------------------------
   Unit value                                               $ 18.91
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           41
-------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE/(9)/
-------------------------------------------------------------------------
   Unit value                                               $ 22.59
-------------------------------------------------------------------------
   Number of units outstanding (000's)                           78
-------------------------------------------------------------------------
 PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $ 10.16
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          169
-------------------------------------------------------------------------
 PIMCO REAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $ 11.06
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          557
-------------------------------------------------------------------------
 PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------
   Unit value                                               $ 11.17
-------------------------------------------------------------------------
   Number of units outstanding (000's)                        1,041
-------------------------------------------------------------------------
 PROFUND VP BIOTECHNOLOGY
-------------------------------------------------------------------------
   Unit value                                               $ 24.99
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          129
-------------------------------------------------------------------------
 T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
-------------------------------------------------------------------------
   Unit value                                               $ 24.67
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          225
-------------------------------------------------------------------------
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND/(10)/
-------------------------------------------------------------------------
   Unit value                                               $ 10.66
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          127
-------------------------------------------------------------------------
 TEMPLETON GLOBAL BOND SECURITIES FUND/(11)/
-------------------------------------------------------------------------
   Unit value                                               $ 12.45
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          809
-------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
-------------------------------------------------------------------------
   Unit value                                               $ 11.72
-------------------------------------------------------------------------
   Number of units outstanding (000's)                          155
-------------------------------------------------------------------------


(*)The table above reflects the variable investment option's name as of December 31, 2013. The table below reflects the variable investment option's name change which went into effect on June 13, 2014, except for the AXA/Loomis Sayles Growth name change which occurred on September 1, 2014. The number in the ''FN'' column corresponds with the number contained in the table above.

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

--------------------------------------------
 FN   CURRENT VARIABLE OPTION NAME
--------------------------------------------
(1)   AXA International Core Managed
      Volatility
--------------------------------------------
(2)   AXA Large Cap Value Managed Volatility
--------------------------------------------
(3)   AXA Mid Cap Value Managed Volatility
--------------------------------------------
(4)   AXA/Loomis Sayles Growth
--------------------------------------------
(5)   Franklin Income VIP Fund
--------------------------------------------
(6)   Franklin Rising Dividends VIP Fund
--------------------------------------------
(7)   Franklin Strategic Income VIP Fund
--------------------------------------------
(8)   Franklin Founding Funds Allocation
      VIP Fund
--------------------------------------------
(9)   Charter/SM/ Small Cap Value
--------------------------------------------
(10)  Templeton Developing Markets
      Securities VIP Fund
--------------------------------------------
(11)  Templeton Global Bond VIP Fund
--------------------------------------------

                  APPENDIX X: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                               PAGE

Who is AXA Equitable?                                                                2

Unit Values                                                                          2

Custodian and Independent Registered Public Accounting Firm                          2

Distribution of the Contracts                                                        2

Financial Statements                                                                 2

Condensed Financial Information                                             Appendix I


HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 70

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

------------------------------------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE ACCOUNT NO. 70 dated
December 31, 2014.
------------------------------------------------------------------------------------------------------
Name
------------------------------------------------------------------------------------------------------
Address
------------------------------------------------------------------------------------------------------
City                                                                                       State  Zip


                                                                        #795373

Retirement Cornerstone(R) Series 15.0

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 31, 2014

AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series 15.0 Prospectus, dated December 31, 2014. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 70. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Unit Values                                                  2

        Custodian and Independent Registered Public Accounting Firm  2

        Distribution of the Contracts                                2

        Financial Statements                                         2

        Condensed Financial Information                              2



             Copyright 2014 AXA Equitable Life Insurance Company.
 All rights reserved. Retirement Cornerstone(R) is a registered trademark mark of AXA Equitable Life Insurance Company.

                                                  Retirement Cornerstone Series
                                                                           15.0
                                                                        #795373

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series 15.0.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 70.


The financial statements of the Separate Account at December 31, 2013, and the consolidated financial statements of AXA Equitable at December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70, AXA Equitable paid AXA Distributors, LLC, distribution fees of $548,888,192 in 2013, $575,594,540 in 2012 and $562,732,447 in 2011, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70. Of these amounts, for each of these three years, AXA Distributors, LLC retained $16,033,494, $16,167,554 and $15,092,209, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 70 AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2013, 2012 and 2011. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 70, $577,490,356 in 2013, $630,130,187 in 2012 and
$529,410,549 in 2011. Of these amounts, AXA Advisors retained $319,941,479, $371,036,017 and $268,084,019, respectively.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 70 list variable investment options not currently offered under this contract.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this SAI for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2013............   F-3
   Statements of Operations for the Period Ended December 31, 2013....  F-57
   Statements of Changes in Net Assets for the Period Ended
     December 31, 2013................................................  F-90
   Notes to Financial Statements...................................... F-143

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2013 and 2012.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2013, 2012 and 2011................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2013, 2012 and 2011................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2013,
     2012 and 2011...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2013, 2012 and 2011................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8


                                  F-1  #611968

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 70 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 70 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2013, and the results of each of their operations, and the changes in each of their net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

                                                        7TWELVE/TM/
                                                         BALANCED       ALL ASSET          ALL ASSET          ALL ASSET
                                                        PORTFOLIO   AGGRESSIVE-ALT 25* AGGRESSIVE-ALT 50* AGGRESSIVE-ALT 75*
                                                        ----------- ------------------ ------------------ ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $56,711,313     $2,238,980         $4,001,931         $3,948,293
Receivable for shares of the Portfolios sold...........          --             91                  1                  1
Receivable for policy-related transactions.............     102,349              9                 --                 --
                                                        -----------     ----------         ----------         ----------
   Total assets........................................  56,813,662      2,239,080          4,001,932          3,948,294
                                                        -----------     ----------         ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........     102,349             --                 --                 --
Payable for policy-related transactions................          --             --                  1                  1
                                                        -----------     ----------         ----------         ----------
   Total liabilities...................................     102,349             --                  1                  1
                                                        -----------     ----------         ----------         ----------
NET ASSETS............................................. $56,711,313     $2,239,080         $4,001,931         $3,948,293
                                                        ===========     ==========         ==========         ==========

NET ASSETS:
Accumulation Units..................................... $56,708,636     $2,239,071         $   18,151         $   15,104
Retained by AXA Equitable in Separate Account No. 70...       2,677              9          3,983,780          3,933,189
                                                        -----------     ----------         ----------         ----------
TOTAL NET ASSETS....................................... $56,711,313     $2,239,080         $4,001,931         $3,948,293
                                                        ===========     ==========         ==========         ==========

Investments in shares of the Portfolios, at cost....... $54,051,098     $2,136,800         $4,126,943         $4,124,698
The Portfolios shares held
   Class A.............................................          --             --                 --                 --
   Class B.............................................          --        187,960            207,504            207,316
   Class K.............................................          --             --            205,720            205,827
   Common Shares.......................................   4,987,802             --                 --                 --

                                                                         ALL ASSET
                                                          ALL ASSET       MODERATE
                                                        GROWTH-ALT 20* GROWTH-ALT 15*
                                                        -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $9,868,324     $2,610,219
Receivable for shares of the Portfolios sold...........          387             --
Receivable for policy-related transactions.............           --         23,126
                                                          ----------     ----------
   Total assets........................................    9,868,711      2,633,345
                                                          ----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --         23,026
Payable for policy-related transactions................          387             --
                                                          ----------     ----------
   Total liabilities...................................          387         23,026
                                                          ----------     ----------
NET ASSETS.............................................   $9,868,324     $2,610,319
                                                          ==========     ==========

NET ASSETS:
Accumulation Units.....................................   $9,868,016     $2,610,314
Retained by AXA Equitable in Separate Account No. 70...          308              5
                                                          ----------     ----------
TOTAL NET ASSETS.......................................   $9,868,324     $2,610,319
                                                          ==========     ==========

Investments in shares of the Portfolios, at cost.......   $9,538,791     $2,555,620
The Portfolios shares held
   Class A.............................................      503,679             --
   Class B.............................................           --        235,507
   Class K.............................................           --             --
   Common Shares.......................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN AMERICAN CENTURY AMERICAN CENTURY
                                                          VPS BALANCED    VPS INTERNATIONAL   VP INFLATION       VP LARGE
                                                         WEALTH STRATEGY       GROWTH          PROTECTION     COMPANY VALUE
                                                           PORTFOLIO**       PORTFOLIO**        FUND/SM/           FUND
                                                        ----------------- ----------------- ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $5,367,215        $7,506,352         $82,989         $2,355,490
Receivable for shares of the Portfolios sold...........           211               293               3                 93
Receivable for policy-related transactions.............            --                --               7                 --
                                                           ----------        ----------         -------         ----------
   Total assets........................................     5,367,426         7,506,645          82,999          2,355,583
                                                           ----------        ----------         -------         ----------

LIABILITIES:
Payable for policy-related transactions................           211               293              --                 93
                                                           ----------        ----------         -------         ----------
   Total liabilities...................................           211               293              --                 93
                                                           ----------        ----------         -------         ----------
NET ASSETS.............................................    $5,367,215        $7,506,352         $82,999         $2,355,490
                                                           ==========        ==========         =======         ==========

NET ASSETS:
Accumulation Units.....................................    $5,366,373        $7,505,956         $82,993         $2,354,681
Retained by AXA Equitable in Separate Account No. 70...           842               396               6                809
                                                           ----------        ----------         -------         ----------
TOTAL NET ASSETS.......................................    $5,367,215        $7,506,352         $82,999         $2,355,490
                                                           ==========        ==========         =======         ==========

Investments in shares of the Portfolios, at cost.......    $4,580,108        $6,693,302         $83,338         $2,008,759
The Portfolios shares held
   Class B.............................................       393,203           393,415              --                 --
   Class 4.............................................            --                --              --                 --
   Class II............................................            --                --           7,942            170,072

                                                                         AMERICAN FUNDS
                                                                            INSURANCE
                                                        AMERICAN CENTURY SERIES(R) ASSET
                                                           VP MID CAP      ALLOCATION
                                                           VALUE FUND       FUND/SM/
                                                        ---------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $27,681,615       $355,872
Receivable for shares of the Portfolios sold...........        17,933             12
Receivable for policy-related transactions.............            --             13
                                                          -----------       --------
   Total assets........................................    27,699,548        355,897
                                                          -----------       --------

LIABILITIES:
Payable for policy-related transactions................        17,933             --
                                                          -----------       --------
   Total liabilities...................................        17,933             --
                                                          -----------       --------
NET ASSETS.............................................   $27,681,615       $355,897
                                                          ===========       ========

NET ASSETS:
Accumulation Units.....................................   $27,657,164       $355,883
Retained by AXA Equitable in Separate Account No. 70...        24,451             14
                                                          -----------       --------
TOTAL NET ASSETS.......................................   $27,681,615       $355,897
                                                          ===========       ========

Investments in shares of the Portfolios, at cost.......   $23,083,948       $352,937
The Portfolios shares held
   Class B.............................................            --             --
   Class 4.............................................            --         15,845
   Class II............................................     1,497,923             --

-----------
The accompanying notes are an integral part of these financial statements. **Denotes Variable Investment Options that invest in shares of a Portfolio of
  AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                         AMERICAN FUNDS
                                                                                           INSURANCE
                                                        AMERICAN FUNDS  AMERICAN FUNDS  SERIES(R) GLOBAL  AMERICAN FUNDS
                                                          INSURANCE       INSURANCE          SMALL           INSURANCE
                                                        SERIES(R) BOND SERIES(R) GLOBAL  CAPITALIZATION  SERIES(R) GROWTH-
                                                           FUND/SM/    GROWTH FUND/SM/      FUND/SM/      INCOME FUND/SM/
                                                        -------------- ---------------- ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $1,448,923       $79,640         $1,859,027         $65,010
Receivable for shares of the Portfolios sold...........           55            --                 73               2
Receivable for policy-related transactions.............            5         7,726                127               8
                                                          ----------       -------         ----------         -------
   Total assets........................................    1,448,983        87,366          1,859,227          65,020
                                                          ----------       -------         ----------         -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --         7,721                 --              --
                                                          ----------       -------         ----------         -------
   Total liabilities...................................           --         7,721                 --              --
                                                          ----------       -------         ----------         -------
NET ASSETS.............................................   $1,448,983       $79,645         $1,859,227         $65,020
                                                          ==========       =======         ==========         =======

NET ASSETS:
Accumulation Units.....................................   $1,448,978       $79,643         $1,859,208         $65,013
Retained by AXA Equitable in Separate Account No. 70...            5             2                 19               7
                                                          ----------       -------         ----------         -------
TOTAL NET ASSETS.......................................   $1,448,983       $79,645         $1,859,227         $65,020
                                                          ==========       =======         ==========         =======

Investments in shares of the Portfolios, at cost.......   $1,487,950       $77,991         $1,752,658         $64,152
The Portfolios shares held
   Class 4.............................................      135,540         2,648             72,703           1,286
   Class P-2...........................................           --            --                 --              --

                                                            AMERICAN FUNDS       AMERICAN FUNDS
                                                               INSURANCE            INSURANCE
                                                        SERIES(R) INTERNATIONAL SERIES(R) MANAGED
                                                              GROWTH AND         RISK ALLOCATION
                                                            INCOME FUND/SM/         FUND/SM/
                                                        ----------------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.        $125,146            $2,179,919
Receivable for shares of the Portfolios sold...........              --                    --
Receivable for policy-related transactions.............          71,812                25,547
                                                               --------            ----------
   Total assets........................................         196,958             2,205,466
                                                               --------            ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          71,802                25,447
                                                               --------            ----------
   Total liabilities...................................          71,802                25,447
                                                               --------            ----------
NET ASSETS.............................................        $125,156            $2,180,019
                                                               ========            ==========

NET ASSETS:
Accumulation Units.....................................        $125,150            $2,180,006
Retained by AXA Equitable in Separate Account No. 70...               6                    13
                                                               --------            ----------
TOTAL NET ASSETS.......................................        $125,156            $2,180,019
                                                               ========            ==========

Investments in shares of the Portfolios, at cost.......        $123,744            $2,080,437
The Portfolios shares held
   Class 4.............................................           7,172                    --
   Class P-2...........................................              --               182,726

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        AMERICAN FUNDS
                                                          INSURANCE
                                                        SERIES(R) NEW  AXA AGGRESSIVE AXA AGGRESSIVE  AXA BALANCED
                                                        WORLD FUND(R)   ALLOCATION*     STRATEGY*      STRATEGY*
                                                        -------------- -------------- -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $6,625,244    $21,568,388    $741,512,974  $1,658,529,964
Receivable for shares of the Portfolios sold...........           --         87,245              --              --
Receivable for policy-related transactions.............       47,317             --       3,322,335       1,040,904
                                                          ----------    -----------    ------------  --------------
   Total assets........................................    6,672,561     21,655,633     744,835,309   1,659,570,868
                                                          ----------    -----------    ------------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       47,317             --       3,319,935       1,038,904
Payable for policy-related transactions................           --         87,245              --              --
                                                          ----------    -----------    ------------  --------------
   Total liabilities...................................       47,317         87,245       3,319,935       1,038,904
                                                          ----------    -----------    ------------  --------------
NET ASSETS.............................................   $6,625,244    $21,568,388    $741,515,374  $1,658,531,964
                                                          ==========    ===========    ============  ==============

NET ASSETS:
Accumulation Units.....................................   $6,625,005    $21,568,016    $741,515,358  $1,658,531,749
Retained by AXA Equitable in Separate Account No. 70...          239            372              16             215
                                                          ----------    -----------    ------------  --------------
TOTAL NET ASSETS.......................................   $6,625,244    $21,568,388    $741,515,374  $1,658,531,964
                                                          ==========    ===========    ============  ==============

Investments in shares of the Portfolios, at cost.......   $6,402,495    $18,390,102    $686,715,873  $1,516,505,567
The Portfolios shares held
   Class A.............................................           --      1,805,012              --              --
   Class B.............................................           --          1,744      59,549,265     118,900,513
   Class 4.............................................      265,116             --              --              --

                                                        AXA CONSERVATIVE
                                                             GROWTH      AXA CONSERVATIVE
                                                           STRATEGY*        STRATEGY*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $827,711,699     $490,128,886
Receivable for shares of the Portfolios sold...........             --          765,022
Receivable for policy-related transactions.............        775,487               --
                                                          ------------     ------------
   Total assets........................................    828,487,186      490,893,908
                                                          ------------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        775,487               --
Payable for policy-related transactions................             --          765,022
                                                          ------------     ------------
   Total liabilities...................................        775,487          765,022
                                                          ------------     ------------
NET ASSETS.............................................   $827,711,699     $490,128,886
                                                          ============     ============

NET ASSETS:
Accumulation Units.....................................   $827,711,242     $490,128,693
Retained by AXA Equitable in Separate Account No. 70...            457              193
                                                          ------------     ------------
TOTAL NET ASSETS.......................................   $827,711,699     $490,128,886
                                                          ============     ============

Investments in shares of the Portfolios, at cost.......   $773,161,591     $479,103,571
The Portfolios shares held
   Class A.............................................             --               --
   Class B.............................................     62,469,991       41,787,361
   Class 4.............................................             --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                          AXA GROWTH   AXA MODERATE   AXA MODERATE   AXA MODERATE-PLUS
                                                          STRATEGY*    ALLOCATION*  GROWTH STRATEGY*    ALLOCATION*
                                                        -------------- ------------ ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,441,023,177 $64,792,068   $3,891,428,138     $42,297,511
Receivable for shares of the Portfolios sold...........             --          --               --              --
Receivable for policy-related transactions.............      2,230,260      26,960        3,280,865         190,336
                                                        -------------- -----------   --------------     -----------
   Total assets........................................  1,443,253,437  64,819,028    3,894,709,003      42,487,847
                                                        -------------- -----------   --------------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      2,238,260      26,960        3,280,865         190,336
Payable for policy-related transactions................             --          --               --              --
                                                        -------------- -----------   --------------     -----------
   Total liabilities...................................      2,238,260      26,960        3,280,865         190,336
                                                        -------------- -----------   --------------     -----------
NET ASSETS............................................. $1,441,015,177 $64,792,068   $3,891,428,138     $42,297,511
                                                        ============== ===========   ==============     ===========

NET ASSETS:
Accumulation Units..................................... $1,440,834,843 $64,724,035   $3,891,367,664     $42,293,745
Retained by AXA Equitable in Separate Account No. 70...        180,334      68,033           60,474           3,766
                                                        -------------- -----------   --------------     -----------
TOTAL NET ASSETS....................................... $1,441,015,177 $64,792,068   $3,891,428,138     $42,297,511
                                                        ============== ===========   ==============     ===========

Investments in shares of the Portfolios, at cost....... $1,307,110,250 $61,281,673   $3,436,082,568     $37,538,236
The Portfolios shares held
   Class A.............................................             --   4,431,338               --       3,587,732
   Class B.............................................     92,015,226      20,669      257,881,281          41,222

                                                        AXA TACTICAL AXA TACTICAL
                                                        MANAGER 400* MANAGER 500*
                                                        ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $76,953,877  $182,718,040
Receivable for shares of the Portfolios sold...........      42,757         8,619
Receivable for policy-related transactions.............          --            --
                                                        -----------  ------------
   Total assets........................................  76,996,634   182,726,659
                                                        -----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --            --
Payable for policy-related transactions................      42,757         8,619
                                                        -----------  ------------
   Total liabilities...................................      42,757         8,619
                                                        -----------  ------------
NET ASSETS............................................. $76,953,877  $182,718,040
                                                        ===========  ============

NET ASSETS:
Accumulation Units..................................... $76,951,973  $182,711,376
Retained by AXA Equitable in Separate Account No. 70...       1,904         6,664
                                                        -----------  ------------
TOTAL NET ASSETS....................................... $76,953,877  $182,718,040
                                                        ===========  ============

Investments in shares of the Portfolios, at cost....... $59,743,752  $147,360,220
The Portfolios shares held
   Class A.............................................          --            --
   Class B.............................................   3,860,620    10,308,303

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                       AXA TACTICAL   AXA ULTRA         BLACKROCK
                                                        AXA TACTICAL     MANAGER     CONSERVATIVE GLOBAL ALLOCATION V.I.
                                                        MANAGER 2000* INTERNATIONAL*  STRATEGY*            FUND
                                                        ------------- -------------- ------------ ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $82,680,570   $125,059,336    $397,356        $64,718,367
Receivable for shares of the Portfolios sold...........       37,271         34,207          11                 --
Receivable for policy-related transactions.............           --             --          --            140,865
                                                         -----------   ------------    --------        -----------
   Total assets........................................   82,717,841    125,093,543     397,367         64,859,232
                                                         -----------   ------------    --------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --             --          --            140,065
Payable for policy-related transactions................       37,271         34,207          11                 --
                                                         -----------   ------------    --------        -----------
   Total liabilities...................................       37,271         34,207          11            140,065
                                                         -----------   ------------    --------        -----------
NET ASSETS.............................................  $82,680,570   $125,059,336    $397,356        $64,719,167
                                                         ===========   ============    ========        ===========

NET ASSETS:
Accumulation Units.....................................  $82,677,678   $125,029,834    $397,270        $64,719,084
Retained by AXA Equitable in Separate Account No. 70...        2,892         29,502          86                 83
                                                         -----------   ------------    --------        -----------
TOTAL NET ASSETS.......................................  $82,680,570   $125,059,336    $397,356        $64,719,167
                                                         ===========   ============    ========        ===========

Investments in shares of the Portfolios, at cost.......  $65,055,816   $110,119,877    $397,992        $60,916,531
The Portfolios shares held
   Class B.............................................    4,347,979      9,292,795      38,922                 --
   Class III...........................................           --             --          --          4,153,939

                                                                BLACKROCK               BLACKROCK
                                                        GLOBAL OPPORTUNITIES V.I. LARGE CAP GROWTH V.I.
                                                                  FUND                    FUND
                                                        ------------------------- ---------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.          $26,647               $15,474,936
Receivable for shares of the Portfolios sold...........                1                        --
Receivable for policy-related transactions.............                4                     5,449
                                                                 -------               -----------
   Total assets........................................           26,652                15,480,385
                                                                 -------               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........               --                     5,449
Payable for policy-related transactions................               --                        --
                                                                 -------               -----------
   Total liabilities...................................               --                     5,449
                                                                 -------               -----------
NET ASSETS.............................................          $26,652               $15,474,936
                                                                 =======               ===========

NET ASSETS:
Accumulation Units.....................................          $26,647               $15,474,322
Retained by AXA Equitable in Separate Account No. 70...                5                       614
                                                                 -------               -----------
TOTAL NET ASSETS.......................................          $26,652               $15,474,936
                                                                 =======               ===========

Investments in shares of the Portfolios, at cost.......          $25,895               $13,847,855
The Portfolios shares held
   Class B.............................................               --                        --
   Class III...........................................            1,486                 1,094,409

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      CHARTER/SM/
                                                        CHARTER/SM/ ALTERNATIVE 100   CHARTER/SM/     CHARTER/SM/
                                                        AGGRESSIVE   CONSERVATIVE   ALTERNATIVE 100 ALTERNATIVE 100
                                                         GROWTH*         PLUS*          GROWTH*        MODERATE*
                                                        ----------  --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $4,204,054    $4,129,417      $3,946,911      $4,268,916
Receivable for shares of the Portfolios sold...........         --             5               1              --
Receivable for policy-related transactions.............     20,692            --              --          23,760
                                                        ----------    ----------      ----------      ----------
   Total assets........................................  4,224,746     4,129,422       3,946,912       4,292,676
                                                        ----------    ----------      ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........     20,692            --              --          23,760
Payable for policy-related transactions................         --             5               1              --
                                                        ----------    ----------      ----------      ----------
   Total liabilities...................................     20,692             5               1          23,760
                                                        ----------    ----------      ----------      ----------
NET ASSETS............................................. $4,204,054    $4,129,417      $3,946,911      $4,268,916
                                                        ==========    ==========      ==========      ==========

NET ASSETS:
Accumulation Units..................................... $  129,740    $  135,831      $   19,885      $  308,626
Retained by AXA Equitable in Separate Account No. 70...  4,074,314     3,993,586       3,927,026       3,960,290
                                                        ----------    ----------      ----------      ----------
TOTAL NET ASSETS....................................... $4,204,054    $4,129,417      $3,946,911      $4,268,916
                                                        ==========    ==========      ==========      ==========

Investments in shares of the Portfolios, at cost....... $4,212,405    $4,208,500      $4,075,468      $4,376,041
The Portfolios shares held
   Class B.............................................    421,430       421,333         407,874         438,658


                                                          CHARTER/SM   CHARTER/SM/
                                                        /CONSERVATIVE*  EQUITY*
                                                        -------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $4,710,292   $4,178,831
Receivable for shares of the Portfolios sold...........           --           --
Receivable for policy-related transactions.............       28,465       35,655
                                                          ----------   ----------
   Total assets........................................    4,738,757    4,214,486
                                                          ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       28,465       35,655
Payable for policy-related transactions................           --           --
                                                          ----------   ----------
   Total liabilities...................................       28,465       35,655
                                                          ----------   ----------
NET ASSETS.............................................   $4,710,292   $4,178,831
                                                          ==========   ==========

NET ASSETS:
Accumulation Units.....................................   $  700,043   $   35,657
Retained by AXA Equitable in Separate Account No. 70...    4,010,249    4,143,174
                                                          ----------   ----------
TOTAL NET ASSETS.......................................   $4,710,292   $4,178,831
                                                          ==========   ==========

Investments in shares of the Portfolios, at cost.......   $4,759,835   $4,111,095
The Portfolios shares held
   Class B.............................................      476,727      411,019

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                  CHARTER/SM/  CHARTER/SM/   CHARTER/SM/
                                                         CHARTER/SM/  CHARTER/SM/   INCOME    INTERNATIONAL INTERNATIONAL
                                                        FIXED INCOME*  GROWTH*    STRATEGIES* CONSERVATIVE*   MODERATE*
                                                        ------------- ----------  ----------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $4,031,726   $5,785,110  $4,016,987   $3,978,840    $3,970,964
Receivable for shares of the Portfolios sold...........           2           59           1            1            --
Receivable for policy-related transactions.............
                                                         ----------   ----------  ----------   ----------    ----------
   Total assets........................................   4,031,728    5,785,169   4,016,988    3,978,841     3,970,964
                                                         ----------   ----------  ----------   ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --          --           --            --
Payable for policy-related transactions................           2           59           1            1            --
                                                         ----------   ----------  ----------   ----------    ----------
   Total liabilities...................................           2           59           1            1            --
                                                         ----------   ----------  ----------   ----------    ----------
NET ASSETS.............................................  $4,031,726   $5,785,110  $4,016,987   $3,978,840    $3,970,964
                                                         ==========   ==========  ==========   ==========    ==========

NET ASSETS:
Accumulation Units.....................................  $   55,750   $1,727,040  $   21,526   $   19,625    $    2,148
Retained by AXA Equitable in Separate Account No. 70...   3,975,976    4,058,070   3,995,461    3,959,215     3,968,816
                                                         ----------   ----------  ----------   ----------    ----------
TOTAL NET ASSETS.......................................  $4,031,726   $5,785,110  $4,016,987   $3,978,840    $3,970,964
                                                         ==========   ==========  ==========   ==========    ==========

Investments in shares of the Portfolios, at cost.......  $4,115,386   $5,777,139  $4,112,652   $4,079,171    $4,061,189
The Portfolios shares held
   Class B.............................................     411,703      577,517     411,590      408,139       406,305

                                                        CHARTER/SM
                                                        /MODERATE*
                                                        ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $4,480,703
Receivable for shares of the Portfolios sold...........         --
Receivable for policy-related transactions.............    155,684
                                                        ----------
   Total assets........................................  4,636,387
                                                        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........    155,684
Payable for policy-related transactions................         --
                                                        ----------
   Total liabilities...................................    155,684
                                                        ----------
NET ASSETS............................................. $4,480,703
                                                        ==========

NET ASSETS:
Accumulation Units..................................... $  446,458
Retained by AXA Equitable in Separate Account No. 70...  4,034,245
                                                        ----------
TOTAL NET ASSETS....................................... $4,480,703
                                                        ==========

Investments in shares of the Portfolios, at cost....... $4,507,362
The Portfolios shares held
   Class B.............................................    451,137

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                   DELAWARE VIP(R)
                                                        CHARTER/SM DELAWARE VIP(R) DELAWARE VIP(R)  LIMITED-TERM   EATON VANCE VT
                                                        /MODERATE    DIVERSIFIED      EMERGING       DIVERSIFIED   FLOATING-RATE
                                                         GROWTH*    INCOME SERIES  MARKETS SERIES   INCOME SERIES   INCOME FUND
                                                        ---------- --------------- --------------- --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $4,432,981    $143,542         $46,421          $220          $290,420
Receivable for shares of the Portfolios sold...........         13           5              --            --                --
Receivable for policy-related transactions.............         --           5           2,253            --            25,401
                                                        ----------    --------         -------          ----          --------
   Total assets........................................  4,432,994     143,552          48,674           220           315,821
                                                        ----------    --------         -------          ----          --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --          --           2,248            --            25,366
Payable for policy-related transactions................         13          --              --            --                --
                                                        ----------    --------         -------          ----          --------
   Total liabilities...................................         13          --           2,248            --            25,366
                                                        ----------    --------         -------          ----          --------
NET ASSETS............................................. $4,432,981    $143,552         $46,426          $220          $290,455
                                                        ==========    ========         =======          ====          ========

NET ASSETS:
Accumulation Units..................................... $  379,910    $143,548         $46,422          $220          $290,450
Retained by AXA Equitable in Separate Account No. 70...  4,053,071           4               4            --                 5
                                                        ----------    --------         -------          ----          --------
TOTAL NET ASSETS....................................... $4,432,981    $143,552         $46,426          $220          $290,455
                                                        ==========    ========         =======          ====          ========

Investments in shares of the Portfolios, at cost....... $4,455,687    $143,362         $45,790          $220          $290,420
The Portfolios shares held
   Class B.............................................    445,857          --              --            --                --
   Common Shares.......................................         --          --              --            --            30,797
   Service Class.......................................         --      13,710           2,169            22                --

                                                        EQ/ALLIANCEBERNSTEIN
                                                           DYNAMIC WEALTH
                                                            STRATEGIES*
                                                        --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,329,314,726
Receivable for shares of the Portfolios sold...........                --
Receivable for policy-related transactions.............         1,677,079
                                                           --------------
   Total assets........................................     1,330,991,805
                                                           --------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,677,079
Payable for policy-related transactions................                --
                                                           --------------
   Total liabilities...................................         1,677,079
                                                           --------------
NET ASSETS.............................................    $1,329,314,726
                                                           ==============

NET ASSETS:
Accumulation Units.....................................    $1,329,119,649
Retained by AXA Equitable in Separate Account No. 70...           195,077
                                                           --------------
TOTAL NET ASSETS.......................................    $1,329,314,726
                                                           ==============

Investments in shares of the Portfolios, at cost.......    $1,232,005,923
The Portfolios shares held
   Class B.............................................       115,280,766
   Common Shares.......................................                --
   Service Class.......................................                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/ALLIANCEBERNSTEIN EQ/ALLIANCEBERNSTEIN EQ/AXA FRANKLIN EQ/BLACKROCK
                                                           SHORT DURATION         SMALL CAP          SMALL CAP    BASIC VALUE
                                                          GOVERNMENT BOND*         GROWTH*          VALUE CORE*     EQUITY*
                                                        -------------------- -------------------- --------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $229,163           $33,357,890        $11,081,190   $77,939,687
Receivable for shares of the Portfolios sold...........             --                    --                472            --
Receivable for policy-related transactions.............          2,012                 4,216                 --       162,079
                                                              --------           -----------        -----------   -----------
   Total assets........................................        231,175            33,362,106         11,081,662    78,101,766
                                                              --------           -----------        -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          1,992                 4,216                 --       162,079
Payable for policy-related transactions................             --                    --                472            --
                                                              --------           -----------        -----------   -----------
   Total liabilities...................................          1,992                 4,216                472       162,079
                                                              --------           -----------        -----------   -----------
NET ASSETS.............................................       $229,183           $33,357,890        $11,081,190   $77,939,687
                                                              ========           ===========        ===========   ===========

NET ASSETS:
Accumulation Units.....................................       $229,171           $33,357,783        $11,080,837   $77,935,653
Retained by AXA Equitable in Separate Account No. 70...             12                   107                353         4,034
                                                              --------           -----------        -----------   -----------
TOTAL NET ASSETS.......................................       $229,183           $33,357,890        $11,081,190   $77,939,687
                                                              ========           ===========        ===========   ===========

Investments in shares of the Portfolios, at cost.......       $229,263           $29,571,626        $ 8,132,701   $60,933,029
The Portfolios shares held
   Class A.............................................             --               978,745            281,844     3,908,386
   Class B.............................................         23,051               600,860            475,927        23,918

                                                           EQ/BOSTON     EQ/CALVERT
                                                        ADVISORS EQUITY   SOCIALLY
                                                            INCOME*     RESPONSIBLE*
                                                        --------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $25,006,096     $825,184
Receivable for shares of the Portfolios sold...........            --           33
Receivable for policy-related transactions.............        36,977           --
                                                          -----------     --------
   Total assets........................................    25,043,073      825,217
                                                          -----------     --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        36,977           --
Payable for policy-related transactions................            --           33
                                                          -----------     --------
   Total liabilities...................................        36,977           33
                                                          -----------     --------
NET ASSETS.............................................   $25,006,096     $825,184
                                                          ===========     ========

NET ASSETS:
Accumulation Units.....................................   $25,005,602     $825,091
Retained by AXA Equitable in Separate Account No. 70...           494           93
                                                          -----------     --------
TOTAL NET ASSETS.......................................   $25,006,096     $825,184
                                                          ===========     ========

Investments in shares of the Portfolios, at cost.......   $23,142,655     $668,749
The Portfolios shares held
   Class A.............................................     2,844,852           --
   Class B.............................................       843,585       74,486

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/CAPITAL                                            EQ/DAVIS
                                                         GUARDIAN    EQ/COMMON   EQ/CONVERTIBLE EQ/CORE BOND  NEW YORK
                                                        RESEARCH*   STOCK INDEX*  SECURITIES*      INDEX*     VENTURE*
                                                        ----------- ------------ -------------- ------------ -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $13,165,235 $10,328,853   $10,297,614   $317,400,508 $19,008,446
Receivable for shares of the Portfolios sold...........          --          --             1         73,976      26,635
Receivable for policy-related transactions.............      12,907      69,294            --             --          --
                                                        ----------- -----------   -----------   ------------ -----------
   Total assets........................................  13,178,142  10,398,147    10,297,615    317,474,484  19,035,081
                                                        ----------- -----------   -----------   ------------ -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      12,907      69,294            --             --          --
Payable for policy-related transactions................          --          --           341         73,976      26,635
                                                        ----------- -----------   -----------   ------------ -----------
   Total liabilities...................................      12,907      69,294           341         73,976      26,635
                                                        ----------- -----------   -----------   ------------ -----------
NET ASSETS............................................. $13,165,235 $10,328,853   $10,297,274   $317,400,508 $19,008,446
                                                        =========== ===========   ===========   ============ ===========

NET ASSETS:
Accumulation Units..................................... $13,164,863 $10,328,824   $    27,081   $317,363,793 $19,007,815
Retained by AXA Equitable in Separate Account No. 70...         372          29    10,270,193         36,715         631
                                                        ----------- -----------   -----------   ------------ -----------
TOTAL NET ASSETS....................................... $13,165,235 $10,328,853   $10,297,274   $317,400,508 $19,008,446
                                                        =========== ===========   ===========   ============ ===========

Investments in shares of the Portfolios, at cost....... $10,852,104 $ 8,571,053   $10,112,768   $322,187,033 $14,690,822
The Portfolios shares held
   Class A.............................................     439,088     431,058            --             --   1,091,190
   Class B.............................................     255,149       4,215       506,838     32,110,088     314,889
   Class K.............................................          --          --       504,399             --          --

                                                        EQ/EMERGING
                                                          MARKETS
                                                        EQUITY PLUS*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,121,676
Receivable for shares of the Portfolios sold...........          29
Receivable for policy-related transactions.............          --
                                                        -----------
   Total assets........................................  12,121,705
                                                        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................          29
                                                        -----------
   Total liabilities...................................          29
                                                        -----------
NET ASSETS............................................. $12,121,676
                                                        ===========

NET ASSETS:
Accumulation Units..................................... $   732,129
Retained by AXA Equitable in Separate Account No. 70...  11,389,547
                                                        -----------
TOTAL NET ASSETS....................................... $12,121,676
                                                        ===========

Investments in shares of the Portfolios, at cost....... $12,802,130
The Portfolios shares held
   Class A.............................................          --
   Class B.............................................     680,871
   Class K.............................................     604,582

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                                       EQ/EQUITY 500 EQ/EQUITY GROWTH EQ/FRANKLIN CORE
                                                        EQ/ENERGY ETF*    INDEX*          PLUS*          BALANCED*
                                                        -------------- ------------- ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $4,060,845    $54,798,445     $6,812,096       $7,763,027
Receivable for shares of the Portfolios sold...........           --             --            277              258
Receivable for policy-related transactions.............           --        205,863             --               --
                                                          ----------    -----------     ----------       ----------
   Total assets........................................    4,060,845     55,004,308      6,812,373        7,763,285
                                                          ----------    -----------     ----------       ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        205,863             --               --
Payable for policy-related transactions................           --             --            277              258
                                                          ----------    -----------     ----------       ----------
   Total liabilities...................................           --        205,863            277              258
                                                          ----------    -----------     ----------       ----------
NET ASSETS.............................................   $4,060,845    $54,798,445     $6,812,096       $7,763,027
                                                          ==========    ===========     ==========       ==========

NET ASSETS:
Accumulation Units.....................................   $    3,081    $54,758,430     $6,811,768       $7,762,792
Retained by AXA Equitable in Separate Account No. 70...    4,057,764         40,015            328              235
                                                          ----------    -----------     ----------       ----------
TOTAL NET ASSETS.......................................   $4,060,845    $54,798,445     $6,812,096       $7,763,027
                                                          ==========    ===========     ==========       ==========

Investments in shares of the Portfolios, at cost.......   $4,068,086    $45,193,881     $5,290,178       $7,090,135
The Portfolios shares held
   Class A.............................................           --      1,697,006             --          295,339
   Class B.............................................      203,613          4,547        325,319          482,239
   Class K.............................................      203,395             --             --               --

                                                        EQ/FRANKLIN   EQ/GAMCO
                                                         TEMPLETON   MERGERS AND
                                                        ALLOCATION* ACQUISITIONS*
                                                        ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $8,303,105   $8,585,773
Receivable for shares of the Portfolios sold...........         --           --
Receivable for policy-related transactions.............        436        5,736
                                                        ----------   ----------
   Total assets........................................  8,303,541    8,591,509
                                                        ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        436        5,736
Payable for policy-related transactions................         --           --
                                                        ----------   ----------
   Total liabilities...................................        436        5,736
                                                        ----------   ----------
NET ASSETS............................................. $8,303,105   $8,585,773
                                                        ==========   ==========

NET ASSETS:
Accumulation Units..................................... $8,302,738   $8,554,073
Retained by AXA Equitable in Separate Account No. 70...        367       31,700
                                                        ----------   ----------
TOTAL NET ASSETS....................................... $8,303,105   $8,585,773
                                                        ==========   ==========

Investments in shares of the Portfolios, at cost....... $6,927,505   $8,363,437
The Portfolios shares held
   Class A.............................................    349,171      643,662
   Class B.............................................    478,305        4,293
   Class K.............................................         --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        EQ/GAMCO SMALL EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/HIGH YIELD BOND
                                                        COMPANY VALUE*     PLUS*       SECTOR EQUITY*      PORTFOLIO*
                                                        -------------- -------------- ---------------- ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $130,033,735   $11,303,359     $13,220,955       $50,558,642
Receivable for shares of the Portfolios sold...........            --            --              --                --
Receivable for policy-related transactions.............       160,318        26,816          12,876            71,746
                                                         ------------   -----------     -----------       -----------
   Total assets........................................   130,194,053    11,330,175      13,233,831        50,630,388
                                                         ------------   -----------     -----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       160,318        26,816          12,876            71,746
Payable for policy-related transactions................            --            --              --                --
                                                         ------------   -----------     -----------       -----------
   Total liabilities...................................       160,318        26,816          12,876            71,746
                                                         ------------   -----------     -----------       -----------
NET ASSETS.............................................  $130,033,735   $11,303,359     $13,220,955       $50,558,642
                                                         ============   ===========     ===========       ===========

NET ASSETS:
Accumulation Units.....................................  $130,031,286   $11,303,102     $13,220,781       $ 1,585,219
Retained by AXA Equitable in Separate Account No. 70...         2,449           257             174        48,973,423
                                                         ------------   -----------     -----------       -----------
TOTAL NET ASSETS.......................................  $130,033,735   $11,303,359     $13,220,955       $50,558,642
                                                         ============   ===========     ===========       ===========

Investments in shares of the Portfolios, at cost.......  $103,022,959   $12,073,054     $11,056,748       $50,139,573
The Portfolios shares held
   Class A.............................................     2,312,679       632,707         431,216                --
   Class B.............................................        12,186       580,774         463,773         2,579,437
   Class K.............................................            --            --              --         2,428,139

                                                        EQ/INTERMEDIATE
                                                          GOVERNMENT    EQ/INTERNATIONAL
                                                             BOND*         CORE PLUS*
                                                        --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $129,740,170      $7,927,096
Receivable for shares of the Portfolios sold...........        61,034           4,057
Receivable for policy-related transactions.............            --              --
                                                         ------------      ----------
   Total assets........................................   129,801,204       7,931,153
                                                         ------------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --              --
Payable for policy-related transactions................        61,034           4,057
                                                         ------------      ----------
   Total liabilities...................................        61,034           4,057
                                                         ------------      ----------
NET ASSETS.............................................  $129,740,170      $7,927,096
                                                         ============      ==========

NET ASSETS:
Accumulation Units.....................................  $129,739,082      $7,926,723
Retained by AXA Equitable in Separate Account No. 70...         1,088             373
                                                         ------------      ----------
TOTAL NET ASSETS.......................................  $129,740,170      $7,927,096
                                                         ============      ==========

Investments in shares of the Portfolios, at cost.......  $130,712,103      $6,806,676
The Portfolios shares held
   Class A.............................................            --         326,808
   Class B.............................................    12,790,308         441,444
   Class K.............................................            --              --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INVESCO
                                                         EQUITY INDEX*         ETF*         VALUE PLUS*    COMSTOCK*
                                                        ---------------- ---------------- ---------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $7,941,481       $4,675,989       $4,177,464    $8,212,256
Receivable for shares of the Portfolios sold...........            --              181            2,862            --
Receivable for policy-related transactions.............        27,666               --               --         7,103
                                                           ----------       ----------       ----------    ----------
   Total assets........................................     7,969,147        4,676,170        4,180,326     8,219,359
                                                           ----------       ----------       ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        27,616               --               --         7,103
Payable for policy-related transactions................            --              181            2,862            --
                                                           ----------       ----------       ----------    ----------
   Total liabilities...................................        27,616              181            2,862         7,103
                                                           ----------       ----------       ----------    ----------
NET ASSETS.............................................    $7,941,531       $4,675,989       $4,177,464    $8,212,256
                                                           ==========       ==========       ==========    ==========

NET ASSETS:
Accumulation Units.....................................    $7,941,525       $4,675,607       $4,177,191    $8,188,450
Retained by AXA Equitable in Separate Account No. 70...             6              382              273        23,806
                                                           ----------       ----------       ----------    ----------
TOTAL NET ASSETS.......................................    $7,941,531       $4,675,989       $4,177,464    $8,212,256
                                                           ==========       ==========       ==========    ==========

Investments in shares of the Portfolios, at cost.......    $7,112,344       $4,586,224       $3,720,040    $6,767,343
The Portfolios shares held
   Class A.............................................       806,844          716,224          320,248       374,654
   Class B.............................................         4,118               --               --       211,293

                                                         EQ/JPMORGAN
                                                            VALUE      EQ/LARGE CAP
                                                        OPPORTUNITIES*  CORE PLUS*
                                                        -------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $8,341,915    $3,386,285
Receivable for shares of the Portfolios sold...........          251           304
Receivable for policy-related transactions.............           --            --
                                                          ----------    ----------
   Total assets........................................    8,342,166     3,386,589
                                                          ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --            --
Payable for policy-related transactions................          251           304
                                                          ----------    ----------
   Total liabilities...................................          251           304
                                                          ----------    ----------
NET ASSETS.............................................   $8,341,915    $3,386,285
                                                          ==========    ==========

NET ASSETS:
Accumulation Units.....................................   $8,341,484    $3,386,119
Retained by AXA Equitable in Separate Account No. 70...          431           166
                                                          ----------    ----------
TOTAL NET ASSETS.......................................   $8,341,915    $3,386,285
                                                          ==========    ==========

Investments in shares of the Portfolios, at cost.......   $6,388,691    $3,033,055
The Portfolios shares held
   Class A.............................................      433,531            --
   Class B.............................................      161,046       388,749

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT
                                                        GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*
                                                        ------------- ------------ ------------ ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $12,556,552  $12,335,911   $9,337,766   $7,684,796    $1,658,215
Receivable for shares of the Portfolios sold...........           --           --           --           --            66
Receivable for policy-related transactions.............        9,902          337          406        7,197            --
                                                         -----------  -----------   ----------   ----------    ----------
   Total assets........................................   12,566,454   12,336,248    9,338,172    7,691,993     1,658,281
                                                         -----------  -----------   ----------   ----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        9,902          337          406        7,197            --
Payable for policy-related transactions................           --           --           --           --            66
                                                         -----------  -----------   ----------   ----------    ----------
   Total liabilities...................................        9,902          337          406        7,197            66
                                                         -----------  -----------   ----------   ----------    ----------
NET ASSETS.............................................  $12,556,552  $12,335,911   $9,337,766   $7,684,796    $1,658,215
                                                         ===========  ===========   ==========   ==========    ==========

NET ASSETS:
Accumulation Units.....................................  $12,556,461  $12,335,614   $9,314,754   $7,684,602    $1,657,986
Retained by AXA Equitable in Separate Account No. 70...           91          297       23,012          194           229
                                                         -----------  -----------   ----------   ----------    ----------
TOTAL NET ASSETS.......................................  $12,556,552  $12,335,911   $9,337,766   $7,684,796    $1,658,215
                                                         ===========  ===========   ==========   ==========    ==========

Investments in shares of the Portfolios, at cost.......  $10,559,523  $ 9,596,411   $7,578,261   $6,145,200    $1,535,862
The Portfolios shares held
   Class A.............................................      984,178      136,498    1,208,204      206,108            --
   Class B.............................................       12,771      365,999        9,502      332,487       122,072
   Class K.............................................           --           --           --           --            --

                                                          EQ/LOW
                                                        VOLATILITY
                                                        GLOBAL ETF*
                                                        -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $4,056,996
Receivable for shares of the Portfolios sold...........          2
Receivable for policy-related transactions.............         --
                                                        ----------
   Total assets........................................  4,056,998
                                                        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --
Payable for policy-related transactions................          2
                                                        ----------
   Total liabilities...................................          2
                                                        ----------
NET ASSETS............................................. $4,056,996
                                                        ==========

NET ASSETS:
Accumulation Units..................................... $   52,250
Retained by AXA Equitable in Separate Account No. 70...  4,004,746
                                                        ----------
TOTAL NET ASSETS....................................... $4,056,996
                                                        ==========

Investments in shares of the Portfolios, at cost....... $4,121,689
The Portfolios shares held
   Class A.............................................         --
   Class B.............................................    208,886
   Class K.............................................    203,662

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                           EQ/MFS                                         EQ/MONTAG &  EQ/MORGAN
                                                        INTERNATIONAL EQ/MID CAP  EQ/MID CAP   EQ/MONEY    CALDWELL   STANLEY MID
                                                           GROWTH*      INDEX*    VALUE PLUS*  MARKET*      GROWTH*   CAP GROWTH*
                                                        ------------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $22,502,312  $19,379,647 $6,941,157  $83,737,296 $14,792,027 $47,552,217
Receivable for shares of the Portfolios sold...........           --           --         --           --      49,440          --
Receivable for policy-related transactions.............       16,987       22,039      7,781      182,443          --      10,697
                                                         -----------  ----------- ----------  ----------- ----------- -----------
   Total assets........................................   22,519,299   19,401,686  6,948,938   83,919,739  14,841,467  47,562,914
                                                         -----------  ----------- ----------  ----------- ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       16,987       22,039      7,781      182,443          --      10,697
Payable for policy-related transactions................           --           --         --           --      49,440          --
                                                         -----------  ----------- ----------  ----------- ----------- -----------
   Total liabilities...................................       16,987       22,039      7,781      182,443      49,440      10,697
                                                         -----------  ----------- ----------  ----------- ----------- -----------
NET ASSETS.............................................  $22,502,312  $19,379,647 $6,941,157  $83,737,296 $14,792,027 $47,552,217
                                                         ===========  =========== ==========  =========== =========== ===========

NET ASSETS:
Accumulation Units.....................................  $22,502,005  $19,339,539 $6,940,627  $83,732,765 $14,781,012 $47,551,801
Retained by AXA Equitable in Separate Account No. 70...          307       40,108        530        4,531      11,015         416
                                                         -----------  ----------- ----------  ----------- ----------- -----------
TOTAL NET ASSETS.......................................  $22,502,312  $19,379,647 $6,941,157  $83,737,296 $14,792,027 $47,552,217
                                                         ===========  =========== ==========  =========== =========== ===========

Investments in shares of the Portfolios, at cost.......  $20,076,581  $15,984,276 $5,515,100  $83,737,667 $13,570,578 $39,924,666
The Portfolios shares held
   Class A.............................................    2,039,390    1,543,961    130,258   54,065,327   1,666,665   1,719,780
   Class B.............................................    1,009,360       11,688    369,350   29,644,072     275,646     612,443

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/MUTUAL  EQ/NATURAL                  EQ/PIMCO    EQ/PIMCO
                                                        LARGE CAP  RESOURCES  EQ/OPPENHEIMER    GLOBAL    ULTRA SHORT EQ/QUALITY
                                                         EQUITY*     PLUS*       GLOBAL*     REAL RETURN*    BOND*    BOND PLUS*
                                                        ---------- ---------- -------------- ------------ ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $3,037,156 $5,613,792  $27,411,237    $1,422,919  $24,731,891 $22,503,561
Receivable for shares of the Portfolios sold...........        124         --           --            --           --         145
Receivable for policy-related transactions.............         --      3,278       33,289         3,297       42,484          --
                                                        ---------- ----------  -----------    ----------  ----------- -----------
   Total assets........................................  3,037,280  5,617,070   27,444,526     1,426,216   24,774,375  22,503,706
                                                        ---------- ----------  -----------    ----------  ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --      3,278       33,289         3,237       42,484          --
Payable for policy-related transactions................        124         --           --            --           --         145
                                                        ---------- ----------  -----------    ----------  ----------- -----------
   Total liabilities...................................        124      3,278       33,289         3,237       42,484         145
                                                        ---------- ----------  -----------    ----------  ----------- -----------
NET ASSETS............................................. $3,037,156 $5,613,792  $27,411,237    $1,422,979  $24,731,891 $22,503,561
                                                        ========== ==========  ===========    ==========  =========== ===========

NET ASSETS:
Accumulation Units..................................... $3,037,138 $  392,515  $27,410,961    $1,422,975  $24,727,771 $22,503,448
Retained by AXA Equitable in Separate Account No. 70...         18  5,221,277          276             4        4,120         113
                                                        ---------- ----------  -----------    ----------  ----------- -----------
TOTAL NET ASSETS....................................... $3,037,156 $5,613,792  $27,411,237    $1,422,979  $24,731,891 $22,503,561
                                                        ========== ==========  ===========    ==========  =========== ===========

Investments in shares of the Portfolios, at cost....... $2,402,958 $5,443,722  $23,183,205    $1,466,128  $24,912,683 $22,938,763
The Portfolios shares held
   Class A.............................................     97,163         --    1,532,240            --    2,274,188          --
   Class B.............................................    154,807    291,101      407,984       151,381      224,622   2,694,475
   Class K.............................................         --    253,586           --            --           --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        EQ/SMALL    EQ/T. ROWE                   EQ/UBS
                                                        EQ/REAL ESTATE  COMPANY    PRICE GROWTH  EQ/TEMPLETON   GROWTH &
                                                            PLUS*        INDEX*       STOCK*    GLOBAL EQUITY*  INCOME*
                                                        -------------- ----------- ------------ -------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $1,466,515   $19,080,909 $57,691,534   $14,514,977   $4,909,481
Receivable for shares of the Portfolios sold...........           --            --          --            --        4,829
Receivable for policy-related transactions.............          652        23,974     131,867        15,995           --
                                                          ----------   ----------- -----------   -----------   ----------
   Total assets........................................    1,467,167    19,104,883  57,823,401    14,530,972    4,914,310
                                                          ----------   ----------- -----------   -----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          592        23,974     131,867        15,995           --
Payable for policy-related transactions................           --            --          --            --        4,829
                                                          ----------   ----------- -----------   -----------   ----------
   Total liabilities...................................          592        23,974     131,867        15,995        4,829
                                                          ----------   ----------- -----------   -----------   ----------
NET ASSETS.............................................   $1,466,575   $19,080,909 $57,691,534   $14,514,977   $4,909,481
                                                          ==========   =========== ===========   ===========   ==========

NET ASSETS:
Accumulation Units.....................................   $1,466,573   $19,038,926 $57,691,520   $14,514,246   $4,909,079
Retained by AXA Equitable in Separate Account No. 70...            2        41,983          14           731          402
                                                          ----------   ----------- -----------   -----------   ----------
TOTAL NET ASSETS.......................................   $1,466,575   $19,080,909 $57,691,534   $14,514,977   $4,909,481
                                                          ==========   =========== ===========   ===========   ==========

Investments in shares of the Portfolios, at cost.......   $1,523,483   $17,500,254 $43,426,699   $11,512,763   $3,856,923
The Portfolios shares held
   Class A.............................................           --     1,552,299   1,316,437       314,838           --
   Class B.............................................      152,323         2,791     413,411       944,562      569,387

                                                        EQ/WELLS FARGO
                                                        OMEGA GROWTH*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $76,479,313
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       51,960
                                                         -----------
   Total assets........................................   76,531,273
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       51,960
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       51,960
                                                         -----------
NET ASSETS.............................................  $76,479,313
                                                         ===========

NET ASSETS:
Accumulation Units.....................................  $76,478,865
Retained by AXA Equitable in Separate Account No. 70...          448
                                                         -----------
TOTAL NET ASSETS.......................................  $76,479,313
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $75,251,186
The Portfolios shares held
   Class A.............................................           --
   Class B.............................................    6,361,252

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                         FEDERATED   FEDERATED FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                        HIGH INCOME  KAUFMANN     MANAGER: GROWTH     CONTRAFUND(R)
                                                        BOND FUND II  FUND II        PORTFOLIO          PORTFOLIO
                                                        ------------ --------- --------------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $107,870    $5,408        $1,146,455         $73,474,285
Receivable for shares of the Portfolios sold...........         --        --                46                  --
Receivable for policy-related transactions.............      6,958        --                --             122,226
                                                          --------    ------        ----------         -----------
   Total assets........................................    114,828     5,408         1,146,501          73,596,511
                                                          --------    ------        ----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      6,948        --                --             122,226
Payable for policy-related transactions................         --        --                46                  --
                                                          --------    ------        ----------         -----------
   Total liabilities...................................      6,948        --                46             122,226
                                                          --------    ------        ----------         -----------
NET ASSETS.............................................   $107,880    $5,408        $1,146,455         $73,474,285
                                                          ========    ======        ==========         ===========

NET ASSETS:
Accumulation Units.....................................   $107,874    $5,408        $1,146,203         $73,471,509
Retained by AXA Equitable in Separate Account No. 70...          6        --               252               2,776
                                                          --------    ------        ----------         -----------
TOTAL NET ASSETS.......................................   $107,880    $5,408        $1,146,455         $73,474,285
                                                          ========    ======        ==========         ===========

Investments in shares of the Portfolios, at cost.......   $107,657    $5,376        $  918,347         $57,528,826
The Portfolios shares held
   Service Class.......................................     15,172       288                --                  --
   Service Class 2.....................................         --        --            63,340           2,175,727

                                                        FIDELITY(R) VIP FIDELITY(R) VIP
                                                         FREEDOM 2015    FREEDOM 2020
                                                           PORTFOLIO       PORTFOLIO
                                                        --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $904,275        $747,391
Receivable for shares of the Portfolios sold...........          36              29
Receivable for policy-related transactions.............          --              --
                                                           --------        --------
   Total assets........................................     904,311         747,420
                                                           --------        --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --              --
Payable for policy-related transactions................          36              29
                                                           --------        --------
   Total liabilities...................................          36              29
                                                           --------        --------
NET ASSETS.............................................    $904,275        $747,391
                                                           ========        ========

NET ASSETS:
Accumulation Units.....................................    $904,024        $747,141
Retained by AXA Equitable in Separate Account No. 70...         251             250
                                                           --------        --------
TOTAL NET ASSETS.......................................    $904,275        $747,391
                                                           ========        ========

Investments in shares of the Portfolios, at cost.......    $821,775        $646,144
The Portfolios shares held
   Service Class.......................................          --              --
   Service Class 2.....................................      73,102          59,601

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013



                                                        FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                         FREEDOM 2025    FREEDOM 2030       MID CAP     STRATEGIC INCOME
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        --------------- --------------- --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $906,771        $614,402       $31,759,250     $36,494,190
Receivable for shares of the Portfolios sold...........          34              23                --              --
Receivable for policy-related transactions.............          --              --            41,774          17,306
                                                           --------        --------       -----------     -----------
   Total assets........................................     906,805         614,425        31,801,024      36,511,496
                                                           --------        --------       -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --              --            41,774          17,306
Payable for policy-related transactions................          34              23                --              --
                                                           --------        --------       -----------     -----------
   Total liabilities...................................          34              23            41,774          17,306
                                                           --------        --------       -----------     -----------
NET ASSETS.............................................    $906,771        $614,402       $31,759,250     $36,494,190
                                                           ========        ========       ===========     ===========

NET ASSETS:
Accumulation Units.....................................    $906,523        $614,142       $31,752,688     $36,493,458
Retained by AXA Equitable in Separate Account No. 70...         248             260             6,562             732
                                                           --------        --------       -----------     -----------
TOTAL NET ASSETS.......................................    $906,771        $614,402       $31,759,250     $36,494,190
                                                           ========        ========       ===========     ===========

Investments in shares of the Portfolios, at cost.......    $791,837        $540,292       $29,560,000     $38,033,274
The Portfolios shares held
   Class 2.............................................          --              --                --
   Common Shares.......................................          --              --                --              --
   Service Class 2.....................................      70,183          48,075           892,114       3,275,960

                                                              FIRST
                                                         TRUST/DOW JONES   FRANKLIN
                                                           DIVIDEND &       INCOME
                                                        INCOME ALLOCATION SECURITIES
                                                            PORTFOLIO        FUND
                                                        ----------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $3,696,129     $29,986,330
Receivable for shares of the Portfolios sold...........            --              --
Receivable for policy-related transactions.............       101,307          10,372
                                                           ----------     -----------
   Total assets........................................     3,797,436      29,996,702
                                                           ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       101,222          10,372
Payable for policy-related transactions................            --              --
                                                           ----------     -----------
   Total liabilities...................................       101,222          10,372
                                                           ----------     -----------
NET ASSETS.............................................    $3,696,214     $29,986,330
                                                           ==========     ===========

NET ASSETS:
Accumulation Units.....................................    $3,696,203     $29,985,716
Retained by AXA Equitable in Separate Account No. 70...            11             614
                                                           ----------     -----------
TOTAL NET ASSETS.......................................    $3,696,214     $29,986,330
                                                           ==========     ===========

Investments in shares of the Portfolios, at cost.......    $3,608,928     $28,472,973
The Portfolios shares held
   Class 2.............................................            --       1,865,982
   Common Shares.......................................       325,077              --
   Service Class 2.....................................            --              --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        FRANKLIN RISING FRANKLIN STRATEGIC FRANKLIN TEMPLETON GOLDMAN SACHS
                                                           DIVIDENDS          INCOME       VIP FOUNDING FUNDS  VIT MID CAP
                                                        SECURITIES FUND  SECURITIES FUND    ALLOCATION FUND    VALUE FUND
                                                        --------------- ------------------ ------------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $17,336,065      $34,362,266         $9,134,970      $19,680,121
Receivable for shares of the Portfolios sold...........            --               --             55,084               --
Receivable for policy-related transactions.............        30,289           25,750                 --           36,647
                                                          -----------      -----------         ----------      -----------
   Total assets........................................    17,366,354       34,388,016          9,190,054       19,716,768
                                                          -----------      -----------         ----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        30,289           25,750                 --           36,647
Payable for policy-related transactions................            --               --             55,084               --
                                                          -----------      -----------         ----------      -----------
   Total liabilities...................................        30,289           25,750             55,084           36,647
                                                          -----------      -----------         ----------      -----------
NET ASSETS.............................................   $17,336,065      $34,362,266         $9,134,970      $19,680,121
                                                          ===========      ===========         ==========      ===========

NET ASSETS:
Accumulation Units.....................................   $17,335,824      $34,332,964         $9,133,877      $19,669,136
Retained by AXA Equitable in Separate Account No. 70...           241           29,302              1,093           10,985
                                                          -----------      -----------         ----------      -----------
TOTAL NET ASSETS.......................................   $17,336,065      $34,362,266         $9,134,970      $19,680,121
                                                          ===========      ===========         ==========      ===========

Investments in shares of the Portfolios, at cost.......   $16,162,331      $34,864,148         $9,191,281      $17,114,014
The Portfolios shares held
   Class 2.............................................       627,663        2,793,680          1,231,128               --
   Common Shares.......................................            --               --                 --               --
   Service Shares......................................            --               --                 --        1,054,669

                                                          GUGGENHEIM
                                                           VT GLOBAL      GUGGENHEIM
                                                        MANAGED FUTURES VT MULTI-HEDGE
                                                         STRATEGY FUND  STRATEGIES FUND
                                                        --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $603,914        $768,122
Receivable for shares of the Portfolios sold...........          24              31
Receivable for policy-related transactions.............          --              --
                                                           --------        --------
   Total assets........................................     603,938         768,153
                                                           --------        --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --              --
Payable for policy-related transactions................          24              31
                                                           --------        --------
   Total liabilities...................................          24              31
                                                           --------        --------
NET ASSETS.............................................    $603,914        $768,122
                                                           ========        ========

NET ASSETS:
Accumulation Units.....................................    $603,681        $768,105
Retained by AXA Equitable in Separate Account No. 70...         233              17
                                                           --------        --------
TOTAL NET ASSETS.......................................    $603,914        $768,122
                                                           ========        ========

Investments in shares of the Portfolios, at cost.......    $621,945        $761,193
The Portfolios shares held
   Class 2.............................................          --              --
   Common Shares.......................................      32,434          33,764
   Service Shares......................................          --              --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                           INVESCO V.I.     INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                                                        AMERICAN FRANCHISE  BALANCED-RISK   DIVERSIFIED  GLOBAL HEALTH
                                                               FUND        ALLOCATION FUND DIVIDEND FUND   CARE FUND
                                                        ------------------ --------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,042,708        $448,120      $10,334,393     $2,383
Receivable for shares of the Portfolios sold...........             42              15            5,674         --
Receivable for policy-related transactions.............             --              10               --         --
                                                            ----------        --------      -----------     ------
   Total assets........................................      1,042,750         448,145       10,340,067      2,383
                                                            ----------        --------      -----------     ------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              --               --         --
Payable for policy-related transactions................             42              --            5,674         --
                                                            ----------        --------      -----------     ------
   Total liabilities...................................             42              --            5,674         --
                                                            ----------        --------      -----------     ------
NET ASSETS.............................................     $1,042,708        $448,145      $10,334,393     $2,383
                                                            ==========        ========      ===========     ======

NET ASSETS:
Accumulation Units.....................................     $1,012,664        $448,135      $10,333,829     $2,383
Retained by AXA Equitable in Separate Account No. 70...         30,044              10              564         --
                                                            ----------        --------      -----------     ------
TOTAL NET ASSETS.......................................     $1,042,708        $448,145      $10,334,393     $2,383
                                                            ==========        ========      ===========     ======

Investments in shares of the Portfolios, at cost.......     $  854,320        $444,835      $ 9,231,858     $2,359
The Portfolios shares held
   Series II...........................................         21,031          36,731          495,654         83

                                                        INVESCO V.I. INVESCO V.I.
                                                        GLOBAL REAL   HIGH YIELD
                                                        ESTATE FUND      FUND
                                                        ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $46,151,372  $13,370,440
Receivable for shares of the Portfolios sold...........          --           --
Receivable for policy-related transactions.............      89,760       19,675
                                                        -----------  -----------
   Total assets........................................  46,241,132   13,390,115
                                                        -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      89,760       19,675
Payable for policy-related transactions................          --           --
                                                        -----------  -----------
   Total liabilities...................................      89,760       19,675
                                                        -----------  -----------
NET ASSETS............................................. $46,151,372  $13,370,440
                                                        ===========  ===========

NET ASSETS:
Accumulation Units..................................... $46,150,025  $13,370,211
Retained by AXA Equitable in Separate Account No. 70...       1,347          229
                                                        -----------  -----------
TOTAL NET ASSETS....................................... $46,151,372  $13,370,440
                                                        ===========  ===========

Investments in shares of the Portfolios, at cost....... $44,116,783  $13,229,804
The Portfolios shares held
   Series II...........................................   3,097,407    2,358,102

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        INVESCO V.I.  INVESCO V.I. INVESCO V.I. IVY FUNDS VIP IVY FUNDS VIP
                                                        INTERNATIONAL MID CAP CORE  SMALL CAP       ASSET       DIVIDEND
                                                         GROWTH FUND  EQUITY FUND  EQUITY FUND    STRATEGY    OPPORTUNITIES
                                                        ------------- ------------ ------------ ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $26,204,107   $6,921,785   $6,435,827   $39,895,295   $13,810,869
Receivable for shares of the Portfolios sold...........           --          266        2,968            --            --
Receivable for policy-related transactions.............       20,187           --           --       152,401         1,496
                                                         -----------   ----------   ----------   -----------   -----------
   Total assets........................................   26,224,294    6,922,051    6,438,795    40,047,696    13,812,365
                                                         -----------   ----------   ----------   -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       20,187           --           --       152,401         1,496
Payable for policy-related transactions................           --          126        2,968            --            --
                                                         -----------   ----------   ----------   -----------   -----------
   Total liabilities...................................       20,187          126        2,968       152,401         1,496
                                                         -----------   ----------   ----------   -----------   -----------
NET ASSETS.............................................  $26,204,107   $6,921,925   $6,435,827   $39,895,295   $13,810,869
                                                         ===========   ==========   ==========   ===========   ===========

NET ASSETS:
Accumulation Units.....................................  $26,203,472   $6,921,922   $6,435,598   $39,895,041   $13,810,193
Retained by AXA Equitable in Separate Account No. 70...          635            3          229           254           676
                                                         -----------   ----------   ----------   -----------   -----------
TOTAL NET ASSETS.......................................  $26,204,107   $6,921,925   $6,435,827   $39,895,295   $13,810,869
                                                         ===========   ==========   ==========   ===========   ===========

Investments in shares of the Portfolios, at cost.......  $22,327,165   $6,139,409   $4,980,945   $32,917,715   $10,924,134
The Portfolios shares held
   Common Shares.......................................           --           --           --     3,011,284     1,527,041
   Series II...........................................      751,265      462,996      258,987            --            --

                                                        IVY FUNDS VIP
                                                           ENERGY
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $20,609,668
Receivable for shares of the Portfolios sold...........           --
Receivable for policy-related transactions.............       99,607
                                                         -----------
   Total assets........................................   20,709,275
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       99,382
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       99,382
                                                         -----------
NET ASSETS.............................................  $20,609,893
                                                         ===========

NET ASSETS:
Accumulation Units.....................................  $20,609,885
Retained by AXA Equitable in Separate Account No. 70...            8
                                                         -----------
TOTAL NET ASSETS.......................................  $20,609,893
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $17,707,291
The Portfolios shares held
   Common Shares.......................................    2,746,564
   Series II...........................................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        IVY FUNDS VIP                IVY FUNDS VIP IVY FUNDS VIP IVY FUNDS VIP
                                                        GLOBAL NATURAL IVY FUNDS VIP   MICRO CAP      MID CAP     SCIENCE AND
                                                          RESOURCES     HIGH INCOME     GROWTH        GROWTH      TECHNOLOGY
                                                        -------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $12,487,204    $79,879,743     $92,571     $31,005,127   $37,544,889
Receivable for policy-related transactions.............        2,630        138,989       1,007           8,663         6,779
                                                         -----------    -----------     -------     -----------   -----------
   Total assets........................................   12,489,834     80,018,732      93,578      31,013,790    37,551,668
                                                         -----------    -----------     -------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        2,630        138,989         997           7,563         6,779
                                                         -----------    -----------     -------     -----------   -----------
   Total liabilities...................................        2,630        138,989         997           7,563         6,779
                                                         -----------    -----------     -------     -----------   -----------
NET ASSETS.............................................  $12,487,204    $79,879,743     $92,581     $31,006,227   $37,544,889
                                                         ===========    ===========     =======     ===========   ===========

NET ASSETS:
Accumulation Units.....................................  $12,480,005    $79,871,259     $92,575     $31,006,182   $37,544,799
Retained by AXA Equitable in Separate Account No. 70...        7,199          8,484           6              45            90
                                                         -----------    -----------     -------     -----------   -----------
TOTAL NET ASSETS.......................................  $12,487,204    $79,879,743     $92,581     $31,006,227   $37,544,889
                                                         ===========    ===========     =======     ===========   ===========

Investments in shares of the Portfolios, at cost.......  $12,740,447    $75,451,000     $89,197     $26,237,716   $27,926,791
The Portfolios shares held
   Common Shares.......................................    2,298,442     19,990,426       2,913       2,891,379     1,412,317

                                                        IVY FUNDS VIP
                                                          SMALL CAP
                                                           GROWTH
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $14,514,928
Receivable for policy-related transactions.............        8,543
                                                         -----------
   Total assets........................................   14,523,471
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        8,543
                                                         -----------
   Total liabilities...................................        8,543
                                                         -----------
NET ASSETS.............................................  $14,514,928
                                                         ===========

NET ASSETS:
Accumulation Units.....................................  $14,507,429
Retained by AXA Equitable in Separate Account No. 70...        7,499
                                                         -----------
TOTAL NET ASSETS.......................................  $14,514,928
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $11,528,571
The Portfolios shares held
   Common Shares.......................................    1,055,102

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013



                                                                          JANUS ASPEN      JANUS ASPEN         JPMORGAN
                                                          JANUS ASPEN   SERIES FLEXIBLE SERIES INTECH U.S. INSURANCE TRUST
                                                        SERIES BALANCED      BOND        LOW VOLATILLITY    INTERNATIONAL
                                                           PORTFOLIO       PORTFOLIO        PORTFOLIO      EQUITY PORTFOLIO
                                                        --------------- --------------- ------------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $62,285        $116,153          $28,798           $13,568
Receivable for shares of the Portfolios sold...........          --               4               --                --
Receivable for policy-related transactions.............       9,018              31           12,233             2,500
                                                            -------        --------          -------           -------
   Total assets........................................      71,303         116,188           41,031            16,068
                                                            -------        --------          -------           -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       9,008              --           12,228             2,500
                                                            -------        --------          -------           -------
   Total liabilities...................................       9,008              --           12,228             2,500
                                                            -------        --------          -------           -------
NET ASSETS.............................................     $62,295        $116,188          $28,803           $13,568
                                                            =======        ========          =======           =======

NET ASSETS:
Accumulation Units.....................................     $62,287        $116,182          $28,800           $13,568
Retained by AXA Equitable in Separate Account
 No. 70................................................           8               6                3                --
                                                            -------        --------          -------           -------
TOTAL NET ASSETS.......................................     $62,295        $116,188          $28,803           $13,568
                                                            =======        ========          =======           =======

Investments in shares of the Portfolios, at cost.......     $61,703        $116,588          $28,865           $13,272
The Portfolios shares held
   Class 2.............................................          --              --               --             1,129
   Service Shares......................................       1,964           9,089            2,351                --

                                                           JPMORGAN     JPMORGAN
                                                          INSURANCE    INSURANCE
                                                        TRUST INTREPID TRUST MID
                                                            GROWTH     CAP GROWTH
                                                          PORTFOLIO    PORTFOLIO
                                                        -------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $8,256      $30,151
Receivable for shares of the Portfolios sold...........         --           --
Receivable for policy-related transactions.............         --        1,504
                                                            ------      -------
   Total assets........................................      8,256       31,655
                                                            ------      -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --        1,499
                                                            ------      -------
   Total liabilities...................................         --        1,499
                                                            ------      -------
NET ASSETS.............................................     $8,256      $30,156
                                                            ======      =======

NET ASSETS:
Accumulation Units.....................................     $8,256      $30,153
Retained by AXA Equitable in Separate Account
 No. 70................................................         --            3
                                                            ------      -------
TOTAL NET ASSETS.......................................     $8,256      $30,156
                                                            ======      =======

Investments in shares of the Portfolios, at cost.......     $8,023      $29,554
The Portfolios shares held
   Class 2.............................................        354        1,257
   Service Shares......................................         --           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                                                                LORD
                                                                                               ABBETT
                                                                                               SERIES     LORD ABBETT
                                                                                                FUND-    SERIES FUND-
                                                        LAZARD RETIREMENT     LORD ABBETT      CLASSIC      GROWTH
                                                        EMERGING MARKETS   SERIES FUND-BOND     STOCK    OPPORTUNITIES
                                                        EQUITY PORTFOLIO  DEBENTURE PORTFOLIO PORTFOLIO    PORTFOLIO
                                                        ----------------- ------------------- ---------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $66,322,901        $13,389,625     $4,190,211  $2,422,956
Receivable for shares of the Portfolios sold...........             --                 --             --          93
Receivable for policy-related transactions.............         51,125            122,682          2,254          --
                                                           -----------        -----------     ----------  ----------
   Total assets........................................     66,374,026         13,512,307      4,192,465   2,423,049
                                                           -----------        -----------     ----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         51,125            122,682          2,254          --
Payable for policy-related transactions................             --                 --             --          93
                                                           -----------        -----------     ----------  ----------
   Total liabilities...................................         51,125            122,682          2,254          93
                                                           -----------        -----------     ----------  ----------
NET ASSETS.............................................    $66,322,901        $13,389,625     $4,190,211  $2,422,956
                                                           ===========        ===========     ==========  ==========

NET ASSETS:
Accumulation Units.....................................    $66,306,502        $13,389,580     $4,189,990  $2,422,627
Retained by AXA Equitable in Separate Account No. 70...         16,399                 45            221         329
                                                           -----------        -----------     ----------  ----------
TOTAL NET ASSETS.......................................    $66,322,901        $13,389,625     $4,190,211  $2,422,956
                                                           ===========        ===========     ==========  ==========

Investments in shares of the Portfolios, at cost.......    $66,274,659        $13,786,221     $3,737,196  $2,327,862
The Portfolios shares held
   Service Class.......................................             --                 --             --          --
   Service Shares......................................      3,083,352                 --             --          --
   VC Shares...........................................             --          1,087,703        283,697     158,882



                                                                           MFS(R)
                                                            MFS(R)       INVESTORS
                                                         INTERNATIONAL     GROWTH
                                                        VALUE PORTFOLIO STOCK SERIES
                                                        --------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $62,435,487    $7,193,865
Receivable for shares of the Portfolios sold...........            --         3,251
Receivable for policy-related transactions.............        35,805            --
                                                          -----------    ----------
   Total assets........................................    62,471,292     7,197,116
                                                          -----------    ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........        35,805            --
Payable for policy-related transactions................            --         3,251
                                                          -----------    ----------
   Total liabilities...................................        35,805         3,251
                                                          -----------    ----------
NET ASSETS.............................................   $62,435,487    $7,193,865
                                                          ===========    ==========

NET ASSETS:
Accumulation Units.....................................   $62,430,026    $7,193,131
Retained by AXA Equitable in Separate Account No. 70...         5,461           734
                                                          -----------    ----------
TOTAL NET ASSETS.......................................   $62,435,487    $7,193,865
                                                          ===========    ==========

Investments in shares of the Portfolios, at cost.......   $52,390,083    $5,756,587
The Portfolios shares held
   Service Class.......................................     2,893,211       480,873
   Service Shares......................................            --            --
   VC Shares...........................................            --            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                           MFS(R)     MFS(R)    MFS(R)      MFS(R)
                                                         INVESTORS   RESEARCH TECHNOLOGY   UTILITIES     MFS(R)
                                                        TRUST SERIES  SERIES  PORTFOLIO     SERIES    VALUE SERIES
                                                        ------------ -------- ----------- ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $6,156,716  $17,037  $10,464,428 $21,259,006   $100,894
Receivable for shares of the Portfolios sold...........          --        1           --      87,529          3
Receivable for policy-related transactions.............       3,008        4       10,182          --          7
                                                         ----------  -------  ----------- -----------   --------
   Total assets........................................   6,159,724   17,042   10,474,610  21,346,535    100,904
                                                         ----------  -------  ----------- -----------   --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,008       --       10,182          --         --
Payable for policy-related transactions................          --       --           --      87,529         --
                                                         ----------  -------  ----------- -----------   --------
   Total liabilities...................................       3,008       --       10,182      87,529         --
                                                         ----------  -------  ----------- -----------   --------
NET ASSETS.............................................  $6,156,716  $17,042  $10,464,428 $21,259,006   $100,904
                                                         ==========  =======  =========== ===========   ========

NET ASSETS:
Accumulation Units.....................................  $6,156,618  $17,038  $10,463,746 $21,258,820   $100,898
Retained by AXA Equitable in Separate Account No. 70...          98        4          682         186          6
                                                         ----------  -------  ----------- -----------   --------
TOTAL NET ASSETS.......................................  $6,156,716  $17,042  $10,464,428 $21,259,006   $100,904
                                                         ==========  =======  =========== ===========   ========

Investments in shares of the Portfolios, at cost.......  $4,599,973  $16,329  $ 8,036,354 $19,192,814   $ 98,681
The Portfolios shares held
   Class B.............................................          --       --           --          --         --
   Service Class.......................................     207,157      598    1,011,056     675,532      5,302

                                                           MULTIMANAGER
                                                        AGGRESSIVE EQUITY*
                                                        ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $8,902,588
Receivable for shares of the Portfolios sold...........            285
Receivable for policy-related transactions.............             --
                                                            ----------
   Total assets........................................      8,902,873
                                                            ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --
Payable for policy-related transactions................            285
                                                            ----------
   Total liabilities...................................            285
                                                            ----------
NET ASSETS.............................................     $8,902,588
                                                            ==========

NET ASSETS:
Accumulation Units.....................................     $8,870,879
Retained by AXA Equitable in Separate Account No. 70...         31,709
                                                            ----------
TOTAL NET ASSETS.......................................     $8,902,588
                                                            ==========

Investments in shares of the Portfolios, at cost.......     $7,042,036
The Portfolios shares held
   Class B.............................................        226,796
   Service Class.......................................             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                     MULTIMANAGER  MULTIMANAGER MULTIMANAGER MULTIMANAGER
                                                        MULTIMANAGER INTERNATIONAL  LARGE CAP    LARGE CAP     MID CAP
                                                         CORE BOND*     EQUITY*    CORE EQUITY*    VALUE*      GROWTH*
                                                        ------------ ------------- ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $89,664,746   $4,469,046    $3,296,638   $7,793,675  $10,693,538
Receivable for shares of the Portfolios sold...........          --          177           134          323           --
Receivable for policy-related transactions.............      32,836           --            --           --       10,720
                                                        -----------   ----------    ----------   ----------  -----------
   Total assets........................................  89,697,582    4,469,223     3,296,772    7,793,998   10,704,258
                                                        -----------   ----------    ----------   ----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      32,836           --            --           --       10,720
Payable for policy-related transactions................          --          177           134          323           --
                                                        -----------   ----------    ----------   ----------  -----------
   Total liabilities...................................      32,836          177           134          323       10,720
                                                        -----------   ----------    ----------   ----------  -----------
NET ASSETS............................................. $89,664,746   $4,469,046    $3,296,638   $7,793,675  $10,693,538
                                                        ===========   ==========    ==========   ==========  ===========

NET ASSETS:
Accumulation Units..................................... $89,558,378   $4,467,387    $3,296,168   $7,793,253  $10,693,178
Retained by AXA Equitable in Separate Account No. 70...     106,368        1,659           470          422          360
                                                        -----------   ----------    ----------   ----------  -----------
TOTAL NET ASSETS....................................... $89,664,746   $4,469,046    $3,296,638   $7,793,675  $10,693,538
                                                        ===========   ==========    ==========   ==========  ===========

Investments in shares of the Portfolios, at cost....... $93,926,025   $3,756,690    $2,578,720   $6,237,868  $11,277,020
The Portfolios shares held
   Class B.............................................   9,062,396      372,067       231,106      573,340    1,105,778

                                                        MULTIMANAGER
                                                          MID CAP
                                                           VALUE*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $7,287,231
Receivable for shares of the Portfolios sold...........         295
Receivable for policy-related transactions.............          --
                                                         ----------
   Total assets........................................   7,287,526
                                                         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --
Payable for policy-related transactions................         295
                                                         ----------
   Total liabilities...................................         295
                                                         ----------
NET ASSETS.............................................  $7,287,231
                                                         ==========

NET ASSETS:
Accumulation Units.....................................  $7,287,003
Retained by AXA Equitable in Separate Account No. 70...         228
                                                         ----------
TOTAL NET ASSETS.......................................  $7,287,231
                                                         ==========

Investments in shares of the Portfolios, at cost.......  $5,783,235
The Portfolios shares held
   Class B.............................................     551,113

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        MULTIMANAGER MULTIMANAGER MULTIMANAGER              MUTUAL SHARES
                                                        MULTI-SECTOR  SMALL CAP    SMALL CAP   MULTIMANAGER  SECURITIES
                                                           BOND*       GROWTH*       VALUE*    TECHNOLOGY*      FUND
                                                        ------------ ------------ ------------ ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $2,823,592   $6,369,996  $11,414,526   $7,282,018   $10,865,372
Receivable for shares of the Portfolios sold...........         113          109           --          267           563
Receivable for policy-related transactions.............          --           --        5,121           --            --
                                                         ----------   ----------  -----------   ----------   -----------
   Total assets........................................   2,823,705    6,370,105   11,419,647    7,282,285    10,865,935
                                                         ----------   ----------  -----------   ----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --           --        5,121           --            --
Payable for policy-related transactions................         113          109           --          267           563
                                                         ----------   ----------  -----------   ----------   -----------
   Total liabilities...................................         113          109        5,121          267           563
                                                         ----------   ----------  -----------   ----------   -----------
NET ASSETS.............................................  $2,823,592   $6,369,996  $11,414,526   $7,282,018   $10,865,372
                                                         ==========   ==========  ===========   ==========   ===========

NET ASSETS:
Accumulation Units.....................................  $2,823,215   $6,369,607  $11,410,854   $7,281,877   $10,863,839
Retained by AXA Equitable in Separate Account No. 70...         377          389        3,672          141         1,533
                                                         ----------   ----------  -----------   ----------   -----------
TOTAL NET ASSETS.......................................  $2,823,592   $6,369,996  $11,414,526   $7,282,018   $10,865,372
                                                         ==========   ==========  ===========   ==========   ===========

Investments in shares of the Portfolios, at cost.......  $2,963,890   $4,503,441  $ 9,302,098   $5,549,435   $ 8,570,041
The Portfolios shares held
   Advisor Class.......................................          --           --           --           --            --
   Class B.............................................     735,102      519,984      705,408      388,369            --
   Class 2.............................................          --           --           --           --       502,329

                                                                PIMCO
                                                        COMMODITYREALRETURN(R)
                                                          STRATEGY PORTFOLIO
                                                        ----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $19,616,151
Receivable for shares of the Portfolios sold...........               --
Receivable for policy-related transactions.............           30,196
                                                             -----------
   Total assets........................................       19,646,347
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           30,196
Payable for policy-related transactions................               --
                                                             -----------
   Total liabilities...................................           30,196
                                                             -----------
NET ASSETS.............................................      $19,616,151
                                                             ===========

NET ASSETS:
Accumulation Units.....................................      $19,614,548
Retained by AXA Equitable in Separate Account No. 70...            1,603
                                                             -----------
TOTAL NET ASSETS.......................................      $19,616,151
                                                             ===========

Investments in shares of the Portfolios, at cost.......      $23,923,262
The Portfolios shares held
   Advisor Class.......................................        3,242,339
   Class B.............................................               --
   Class 2.............................................               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                           PIMCO        PIMCO
                                                          EMERGING   GLOBAL BOND    PIMCO       PIMCO
                                                        MARKETS BOND  PORTFOLIO  REAL RETURN TOTAL RETURN PROFUND   PROFUND VP
                                                         PORTFOLIO   (UNHEDGED)   PORTFOLIO   PORTFOLIO   VP BEAR  BIOTECHNOLOGY
                                                        ------------ ----------- ----------- ------------ -------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,585,819    $33,158   $64,059,584 $118,901,467 $434,472  $22,376,080
Receivable for shares of the Portfolios sold...........      11,093          1            --           --       18           --
Receivable for policy-related transactions.............          --          4        34,602      108,727       --       14,653
                                                        -----------    -------   ----------- ------------ --------  -----------
   Total assets........................................  17,596,912     33,163    64,094,186  119,010,194  434,490   22,390,733
                                                        -----------    -------   ----------- ------------ --------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --         --        34,602      108,727       --       14,653
Payable for policy-related transactions................      11,093         --            --           --       18           --
                                                        -----------    -------   ----------- ------------ --------  -----------
   Total liabilities...................................      11,093         --        34,602      108,727       18       14,653
                                                        -----------    -------   ----------- ------------ --------  -----------
NET ASSETS............................................. $17,585,819    $33,163   $64,059,584 $118,901,467 $434,472  $22,376,080
                                                        ===========    =======   =========== ============ ========  ===========

NET ASSETS:
Accumulation Units..................................... $17,557,236    $33,159   $64,059,184 $118,897,938 $432,208  $22,375,568
Retained by AXA Equitable in Separate Account No. 70...      28,583          4           400        3,529    2,264          512
                                                        -----------    -------   ----------- ------------ --------  -----------
TOTAL NET ASSETS....................................... $17,585,819    $33,163   $64,059,584 $118,901,467 $434,472  $22,376,080
                                                        ===========    =======   =========== ============ ========  ===========

Investments in shares of the Portfolios, at cost....... $18,908,607    $33,965   $71,766,843 $123,101,560 $567,213  $17,242,740
The Portfolios shares held
   Advisor Class.......................................   1,308,469      2,687     5,084,094   10,828,913       --           --
   Common Shares.......................................          --         --            --           --   38,212      387,465

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                           PUTNAM VT       SEI VP        SEI VP        SEI VP        SEI VP
                                                           ABSOLUTE       BALANCED    CONSERVATIVE  MARKET GROWTH  MARKET PLUS
                                                        RETURN 500 FUND STRATEGY FUND STRATEGY FUND STRATEGY FUND STRATEGY FUND
                                                        --------------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,278         $22,549      $324,473      $449,680      $308,643
Receivable for shares of the Portfolios sold...........         --               1            --            15            11
Receivable for policy-related transactions.............         --               4        32,988            10            14
                                                            ------         -------      --------      --------      --------
   Total assets........................................      1,278          22,554       357,461       449,705       308,668
                                                            ------         -------      --------      --------      --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --              --        32,978            --            --
                                                            ------         -------      --------      --------      --------
   Total liabilities...................................         --              --        32,978            --            --
                                                            ------         -------      --------      --------      --------
NET ASSETS.............................................     $1,278         $22,554      $324,483      $449,705      $308,668
                                                            ======         =======      ========      ========      ========

NET ASSETS:
Accumulation Units.....................................     $1,278         $22,550      $324,478      $449,695      $308,653
Retained by AXA Equitable in Separate Account No. 70...         --               4             5            10            15
                                                            ------         -------      --------      --------      --------
TOTAL NET ASSETS.......................................     $1,278         $22,554      $324,483      $449,705      $308,668
                                                            ======         =======      ========      ========      ========

Investments in shares of the Portfolios, at cost.......     $1,276         $22,327      $322,777      $446,821      $305,560
The Portfolios shares held
   Class B.............................................        123              --            --            --            --
   Class III...........................................         --           2,202        31,999        43,574        29,423

                                                           SEI VP
                                                          MODERATE
                                                        STRATEGY FUND
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $338,301
Receivable for shares of the Portfolios sold...........         12
Receivable for policy-related transactions.............         13
                                                          --------
   Total assets........................................    338,326
                                                          --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --
                                                          --------
   Total liabilities...................................         --
                                                          --------
NET ASSETS.............................................   $338,326
                                                          ========

NET ASSETS:
Accumulation Units.....................................   $338,313
Retained by AXA Equitable in Separate Account No. 70...         13
                                                          --------
TOTAL NET ASSETS.......................................   $338,326
                                                          ========

Investments in shares of the Portfolios, at cost.......   $336,126
The Portfolios shares held
   Class B.............................................         --
   Class III...........................................     33,167

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                         TEMPLETON
                                                        T. ROWE PRICE  T. ROWE PRICE    DEVELOPING       TEMPLETON
                                                        EQUITY INCOME HEALTH SCIENCES     MARKETS         FOREIGN
                                                        PORTFOLIO-II   PORTFOLIO-II   SECURITIES FUND SECURITIES FUND
                                                        ------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $119,329      $39,243,067     $8,512,430      $8,934,163
Receivable for shares of the Portfolios sold...........          4               --            344              --
Receivable for policy-related transactions.............          6           32,839             --          13,147
                                                          --------      -----------     ----------      ----------
   Total assets........................................    119,339       39,275,906      8,512,774       8,947,310
                                                          --------      -----------     ----------      ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         --           32,339             --          13,147
Payable for policy-related transactions................         --               --            344              --
                                                          --------      -----------     ----------      ----------
   Total liabilities...................................         --           32,339            344          13,147
                                                          --------      -----------     ----------      ----------
NET ASSETS.............................................   $119,339      $39,243,567     $8,512,430      $8,934,163
                                                          ========      ===========     ==========      ==========

NET ASSETS:
Accumulation Units.....................................   $119,332      $39,243,556     $8,471,647      $8,931,875
Retained by AXA Equitable in Separate Account No. 70...          7               11         40,783           2,288
                                                          --------      -----------     ----------      ----------
TOTAL NET ASSETS.......................................   $119,339      $39,243,567     $8,512,430      $8,934,163
                                                          ========      ===========     ==========      ==========

Investments in shares of the Portfolios, at cost.......   $116,477      $30,321,345     $8,629,326      $7,563,090
The Portfolios shares held
   Class 2.............................................         --               --        835,371         518,223
   Class II............................................      4,205        1,316,881             --              --

                                                           TEMPLETON       TEMPLETON
                                                          GLOBAL BOND       GROWTH
                                                        SECURITIES FUND SECURITIES FUND
                                                        --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $101,754,195     $2,317,002
Receivable for shares of the Portfolios sold...........            --             88
Receivable for policy-related transactions.............       253,638             --
                                                         ------------     ----------
   Total assets........................................   102,007,833      2,317,090
                                                         ------------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       253,638             --
Payable for policy-related transactions................            --             88
                                                         ------------     ----------
   Total liabilities...................................       253,638             88
                                                         ------------     ----------
NET ASSETS.............................................  $101,754,195     $2,317,002
                                                         ============     ==========

NET ASSETS:
Accumulation Units.....................................  $101,746,960     $2,316,849
Retained by AXA Equitable in Separate Account No. 70...         7,235            153
                                                         ------------     ----------
TOTAL NET ASSETS.......................................  $101,754,195     $2,317,002
                                                         ============     ==========

Investments in shares of the Portfolios, at cost.......  $103,519,730     $1,842,054
The Portfolios shares held
   Class 2.............................................     5,470,656        152,134
   Class II............................................            --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      VAN ECK VIP
                                                        VAN ECK VIP  UNCONSTRAINED
                                                        GLOBAL HARD EMERGING MARKETS
                                                        ASSETS FUND    BOND FUND
                                                        ----------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $32,743,032     $23,299
Receivable for shares of the Portfolios sold...........       5,763           1
Receivable for policy-related transactions.............          --           4
                                                        -----------     -------
   Total assets........................................  32,748,795      23,304
                                                        -----------     -------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          --          --
Payable for policy-related transactions................       5,763          --
                                                        -----------     -------
   Total liabilities...................................       5,763          --
                                                        -----------     -------
NET ASSETS............................................. $32,743,032     $23,304
                                                        ===========     =======

NET ASSETS:
Accumulation Units..................................... $32,720,988     $23,299
Retained by AXA Equitable in Separate Account No. 70...      22,044           5
                                                        -----------     -------
TOTAL NET ASSETS....................................... $32,743,032     $23,304
                                                        ===========     =======

Investments in shares of the Portfolios, at cost....... $33,045,252     $23,262
The Portfolios shares held
   Class S Shares......................................   1,071,785          --
   Initial Class.......................................          --       2,200

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                          -------- --------------- ---------- -----------
7TWELVE/TM/ BALANCED PORTFOLIO...........................   1.20%   COMMON SHARES    $ 9.95         28
7TWELVE/TM/ BALANCED PORTFOLIO...........................   1.25%   COMMON SHARES    $ 9.95         68
7TWELVE/TM/ BALANCED PORTFOLIO...........................   1.30%   COMMON SHARES    $11.15      3,292
7TWELVE/TM/ BALANCED PORTFOLIO...........................   1.55%   COMMON SHARES    $10.15         21
7TWELVE/TM/ BALANCED PORTFOLIO...........................   1.55%   COMMON SHARES    $11.11        173
7TWELVE/TM/ BALANCED PORTFOLIO...........................   1.65%   COMMON SHARES    $11.09        877
7TWELVE/TM/ BALANCED PORTFOLIO...........................   1.70%   COMMON SHARES    $11.08        648

ALL ASSET AGGRESSIVE-ALT 25..............................   1.25%         B          $10.07          3
ALL ASSET AGGRESSIVE-ALT 25..............................   1.30%         B          $11.12        108
ALL ASSET AGGRESSIVE-ALT 25..............................   1.55%         B          $10.74          7
ALL ASSET AGGRESSIVE-ALT 25..............................   1.65%         B          $11.09          6
ALL ASSET AGGRESSIVE-ALT 25..............................   1.70%         B          $11.08         78

ALL ASSET AGGRESSIVE-ALT 50..............................   1.20%         B          $ 9.93          2

ALL ASSET AGGRESSIVE-ALT 75..............................   1.25%         B          $ 9.81          2

ALL ASSET GROWTH-ALT 20..................................   1.30%         A          $13.77        436
ALL ASSET GROWTH-ALT 20..................................   1.55%         A          $13.62        101
ALL ASSET GROWTH-ALT 20..................................   1.65%         A          $13.57        142
ALL ASSET GROWTH-ALT 20..................................   1.70%         A          $13.54         42

ALL ASSET MODERATE GROWTH-ALT 15.........................   1.30%         B          $10.66        223
ALL ASSET MODERATE GROWTH-ALT 15.........................   1.55%         B          $10.39          2
ALL ASSET MODERATE GROWTH-ALT 15.........................   1.65%         B          $10.63         10
ALL ASSET MODERATE GROWTH-ALT 15.........................   1.70%         B          $10.62         10

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.   1.30%      CLASS B       $13.52        250
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.   1.55%      CLASS B       $13.38         20
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.   1.65%      CLASS B       $13.32        114
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.   1.70%      CLASS B       $13.29         14

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....   0.65%      CLASS B       $10.52          1
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....   1.30%      CLASS B       $11.86        401
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....   1.55%      CLASS B       $11.74         60
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....   1.65%      CLASS B       $11.69        144
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....   1.70%      CLASS B       $11.66         31

AMERICAN CENTURY VP INFLATION PROTECTION FUND/SM/........   1.20%     CLASS II       $ 9.72         --
AMERICAN CENTURY VP INFLATION PROTECTION FUND/SM/........   1.25%     CLASS II       $ 9.72          8

AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............   1.30%     CLASS II       $16.35         83
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............   1.55%     CLASS II       $16.18         19
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............   1.65%     CLASS II       $16.11         40
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND.............   1.70%     CLASS II       $16.07          2

AMERICAN CENTURY VP MID CAP VALUE FUND...................   0.65%     CLASS II       $15.58          3
AMERICAN CENTURY VP MID CAP VALUE FUND...................   1.20%     CLASS II       $10.24         10
AMERICAN CENTURY VP MID CAP VALUE FUND...................   1.25%     CLASS II       $10.24          2
AMERICAN CENTURY VP MID CAP VALUE FUND...................   1.30%     CLASS II       $17.76        924
AMERICAN CENTURY VP MID CAP VALUE FUND...................   1.55%     CLASS II       $17.57         96
AMERICAN CENTURY VP MID CAP VALUE FUND...................   1.65%     CLASS II       $17.50        378
AMERICAN CENTURY VP MID CAP VALUE FUND...................   1.70%     CLASS II       $17.46        158

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------

AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/...   1.20%      CLASS 4       $10.27         18
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/...   1.25%      CLASS 4       $10.27         17

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............   1.30%      CLASS 4       $ 9.71        120
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............   1.55%      CLASS 4       $ 9.61          1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............   1.65%      CLASS 4       $ 9.68         11
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/...............   1.70%      CLASS 4       $ 9.67         18

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......   1.20%      CLASS 4       $10.49          3
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/......   1.25%      CLASS 4       $10.49          4

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   1.20%      CLASS 4       $10.31         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   1.25%      CLASS 4       $10.30          1
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   1.30%      CLASS 4       $11.68        104
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   1.55%      CLASS 4       $11.15          2
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   1.65%      CLASS 4       $11.64         18
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   1.70%      CLASS 4       $11.64         35

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......   1.20%      CLASS 4       $10.48         --
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/......   1.25%      CLASS 4       $10.48          6

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................   1.20%      CLASS 4       $10.15         12
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/...............................................   1.25%      CLASS 4       $10.15         --

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ALLOCATION
 FUND/SM/......................................................   1.30%     CLASS P-2      $11.43        116
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ALLOCATION
 FUND/SM/......................................................   1.65%     CLASS P-2      $11.39         57
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ALLOCATION
 FUND/SM/......................................................   1.70%     CLASS P-2      $11.39         18

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   1.20%      CLASS 4       $10.11          3
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   1.25%      CLASS 4       $10.11          7
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   1.30%      CLASS 4       $10.83        312
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   1.55%      CLASS 4       $10.58         14
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   1.65%      CLASS 4       $10.80         94
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   1.70%      CLASS 4       $10.79        185

AXA AGGRESSIVE ALLOCATION......................................   1.30%         A          $14.74        934
AXA AGGRESSIVE ALLOCATION......................................   1.55%         A          $14.58        273
AXA AGGRESSIVE ALLOCATION......................................   1.65%         A          $14.52        248
AXA AGGRESSIVE ALLOCATION......................................   1.70%         A          $14.49         14
AXA AGGRESSIVE ALLOCATION......................................   1.25%         B          $10.30          2

AXA AGGRESSIVE STRATEGY........................................   1.30%         B          $12.77     36,718
AXA AGGRESSIVE STRATEGY........................................   1.55%         B          $12.71      2,294
AXA AGGRESSIVE STRATEGY........................................   1.65%         B          $12.69      8,603
AXA AGGRESSIVE STRATEGY........................................   1.70%         B          $12.68     10,596

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------

AXA BALANCED STRATEGY............   1.30%         B          $12.69      62,157
AXA BALANCED STRATEGY............   1.30%         B          $14.18      19,711
AXA BALANCED STRATEGY............   1.55%         B          $12.56       9,203
AXA BALANCED STRATEGY............   1.55%         B          $14.01       2,728
AXA BALANCED STRATEGY............   1.65%         B          $12.50      21,185
AXA BALANCED STRATEGY............   1.65%         B          $13.95       5,228
AXA BALANCED STRATEGY............   1.70%         B          $12.48       7,286
AXA BALANCED STRATEGY............   1.70%         B          $13.91         564

AXA CONSERVATIVE GROWTH STRATEGY.   0.65%         B          $11.43           2
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B          $12.17      34,378
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B          $13.49       7,914
AXA CONSERVATIVE GROWTH STRATEGY.   1.55%         B          $12.04       6,496
AXA CONSERVATIVE GROWTH STRATEGY.   1.55%         B          $13.33       1,587
AXA CONSERVATIVE GROWTH STRATEGY.   1.65%         B          $11.99      10,146
AXA CONSERVATIVE GROWTH STRATEGY.   1.65%         B          $13.27       2,520
AXA CONSERVATIVE GROWTH STRATEGY.   1.70%         B          $11.97       3,570
AXA CONSERVATIVE GROWTH STRATEGY.   1.70%         B          $13.24         399

AXA CONSERVATIVE STRATEGY........   0.65%         B          $10.62          --
AXA CONSERVATIVE STRATEGY........   1.30%         B          $11.17      21,710
AXA CONSERVATIVE STRATEGY........   1.30%         B          $11.91       5,664
AXA CONSERVATIVE STRATEGY........   1.55%         B          $11.05       4,558
AXA CONSERVATIVE STRATEGY........   1.55%         B          $11.77         973
AXA CONSERVATIVE STRATEGY........   1.65%         B          $11.00       6,654
AXA CONSERVATIVE STRATEGY........   1.65%         B          $11.72       1,761
AXA CONSERVATIVE STRATEGY........   1.70%         B          $10.98       2,103
AXA CONSERVATIVE STRATEGY........   1.70%         B          $11.69         132

AXA GROWTH STRATEGY..............   0.65%         B          $12.71           5
AXA GROWTH STRATEGY..............   1.30%         B          $13.76      46,758
AXA GROWTH STRATEGY..............   1.30%         B          $15.93      17,352
AXA GROWTH STRATEGY..............   1.55%         B          $13.62       3,524
AXA GROWTH STRATEGY..............   1.55%         B          $15.75       2,294
AXA GROWTH STRATEGY..............   1.65%         B          $13.56      11,319
AXA GROWTH STRATEGY..............   1.65%         B          $15.67       8,283
AXA GROWTH STRATEGY..............   1.70%         B          $13.53      10,023
AXA GROWTH STRATEGY..............   1.70%         B          $15.64       1,148

AXA MODERATE ALLOCATION..........   1.30%         A          $12.71       3,499
AXA MODERATE ALLOCATION..........   1.55%         A          $12.58         502
AXA MODERATE ALLOCATION..........   1.65%         A          $12.53         746
AXA MODERATE ALLOCATION..........   1.70%         A          $12.50         342
AXA MODERATE ALLOCATION..........   1.20%         B          $10.12           8
AXA MODERATE ALLOCATION..........   1.25%         B          $10.12          22

AXA MODERATE GROWTH STRATEGY.....   0.65%         B          $12.28          15
AXA MODERATE GROWTH STRATEGY.....   1.30%         B          $13.22     152,548
AXA MODERATE GROWTH STRATEGY.....   1.30%         B          $15.31      23,474
AXA MODERATE GROWTH STRATEGY.....   1.55%         B          $13.09      33,129
AXA MODERATE GROWTH STRATEGY.....   1.55%         B          $15.13       3,722
AXA MODERATE GROWTH STRATEGY.....   1.65%         B          $13.03      54,630
AXA MODERATE GROWTH STRATEGY.....   1.65%         B          $15.06       8,755
AXA MODERATE GROWTH STRATEGY.....   1.70%         B          $13.00      12,601
AXA MODERATE GROWTH STRATEGY.....   1.70%         B          $15.03       1,137

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------

AXA MODERATE-PLUS ALLOCATION..........   1.30%         A          $13.73      2,264
AXA MODERATE-PLUS ALLOCATION..........   1.55%         A          $13.59        343
AXA MODERATE-PLUS ALLOCATION..........   1.65%         A          $13.53        377
AXA MODERATE-PLUS ALLOCATION..........   1.70%         A          $13.50         71
AXA MODERATE-PLUS ALLOCATION..........   1.25%         B          $10.21         47

AXA TACTICAL MANAGER 400..............   0.65%         B          $14.64          2
AXA TACTICAL MANAGER 400..............   1.30%         B          $11.89         63
AXA TACTICAL MANAGER 400..............   1.30%         B          $17.16      2,335
AXA TACTICAL MANAGER 400..............   1.55%         B          $16.98        886
AXA TACTICAL MANAGER 400..............   1.65%         B          $11.85         23
AXA TACTICAL MANAGER 400..............   1.65%         B          $16.91      1,165
AXA TACTICAL MANAGER 400..............   1.70%         B          $11.85         21
AXA TACTICAL MANAGER 400..............   1.70%         B          $16.88         50

AXA TACTICAL MANAGER 500..............   0.65%         B          $14.63          7
AXA TACTICAL MANAGER 500..............   1.30%         B          $12.12         93
AXA TACTICAL MANAGER 500..............   1.30%         B          $15.77      5,819
AXA TACTICAL MANAGER 500..............   1.55%         B          $15.61      2,270
AXA TACTICAL MANAGER 500..............   1.65%         B          $12.08         21
AXA TACTICAL MANAGER 500..............   1.65%         B          $15.54      3,242
AXA TACTICAL MANAGER 500..............   1.70%         B          $12.07         24
AXA TACTICAL MANAGER 500..............   1.70%         B          $15.51        214

AXA TACTICAL MANAGER 2000.............   0.65%         B          $14.86          2
AXA TACTICAL MANAGER 2000.............   1.30%         B          $12.49         47
AXA TACTICAL MANAGER 2000.............   1.30%         B          $17.86      2,445
AXA TACTICAL MANAGER 2000.............   1.55%         B          $17.67        895
AXA TACTICAL MANAGER 2000.............   1.65%         B          $12.45         14
AXA TACTICAL MANAGER 2000.............   1.65%         B          $17.60      1,202
AXA TACTICAL MANAGER 2000.............   1.70%         B          $12.45         11
AXA TACTICAL MANAGER 2000.............   1.70%         B          $17.56         65

AXA TACTICAL MANAGER INTERNATIONAL....   0.65%         B          $11.40          2
AXA TACTICAL MANAGER INTERNATIONAL....   1.30%         B          $11.58         32
AXA TACTICAL MANAGER INTERNATIONAL....   1.30%         B          $11.77      5,422
AXA TACTICAL MANAGER INTERNATIONAL....   1.55%         B          $11.65      2,210
AXA TACTICAL MANAGER INTERNATIONAL....   1.65%         B          $11.55         27
AXA TACTICAL MANAGER INTERNATIONAL....   1.65%         B          $11.60      2,809
AXA TACTICAL MANAGER INTERNATIONAL....   1.70%         B          $11.54         58
AXA TACTICAL MANAGER INTERNATIONAL....   1.70%         B          $11.58        129

AXA ULTRA CONSERVATIVE STRATEGY.......   1.30%         B          $10.17         12
AXA ULTRA CONSERVATIVE STRATEGY.......   1.55%         B          $10.11          4
AXA ULTRA CONSERVATIVE STRATEGY.......   1.65%         B          $10.08         23
AXA ULTRA CONSERVATIVE STRATEGY.......   1.70%         B          $10.07         --

BLACKROCK GLOBAL ALLOCATION V.I. FUND.   0.65%     CLASS III      $11.94         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND.   1.20%     CLASS III      $10.21         19
BLACKROCK GLOBAL ALLOCATION V.I. FUND.   1.25%     CLASS III      $10.21         77
BLACKROCK GLOBAL ALLOCATION V.I. FUND.   1.30%     CLASS III      $12.80      3,186
BLACKROCK GLOBAL ALLOCATION V.I. FUND.   1.55%     CLASS III      $12.66        271
BLACKROCK GLOBAL ALLOCATION V.I. FUND.   1.65%     CLASS III      $12.61      1,223
BLACKROCK GLOBAL ALLOCATION V.I. FUND.   1.70%     CLASS III      $12.58        327

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                               UNITS
                                                        CONTRACT                            OUTSTANDING
                                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                        -------- --------------- ---------- -----------

BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND...............   1.20%     CLASS III      $10.45          3

BLACKROCK LARGE CAP GROWTH V.I. FUND...................   0.65%     CLASS III      $15.98         --
BLACKROCK LARGE CAP GROWTH V.I. FUND...................   1.30%     CLASS III      $17.60        602
BLACKROCK LARGE CAP GROWTH V.I. FUND...................   1.55%     CLASS III      $17.42         99
BLACKROCK LARGE CAP GROWTH V.I. FUND...................   1.65%     CLASS III      $17.35        139
BLACKROCK LARGE CAP GROWTH V.I. FUND...................   1.70%     CLASS III      $17.31         42

CHARTER/SM/ AGGRESSIVE GROWTH..........................   1.20%         B          $10.16         11
CHARTER/SM/ AGGRESSIVE GROWTH..........................   1.25%         B          $10.16          2

CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS..........   1.20%         B          $ 9.96          7
CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS..........   1.25%         B          $ 9.96          7

CHARTER/SM/ ALTERNATIVE 100 GROWTH.....................   1.20%         B          $ 9.80          2

CHARTER/SM/ ALTERNATIVE 100 MODERATE...................   1.20%         B          $ 9.88          2
CHARTER/SM/ ALTERNATIVE 100 MODERATE...................   1.25%         B          $ 9.88         29

CHARTER/SM/ CONSERVATIVE...............................   1.20%         B          $10.00          1
CHARTER/SM/ CONSERVATIVE...............................   1.25%         B          $10.00         69

CHARTER/SM/ EQUITY.....................................   1.20%         B          $10.34          3

CHARTER/SM /FIXED INCOME...............................   1.20%         B          $ 9.92         --
CHARTER/SM /FIXED INCOME...............................   1.25%         B          $ 9.92          5

CHARTER/SM/ GROWTH.....................................   1.20%         B          $10.12         30
CHARTER/SM/ GROWTH.....................................   1.25%         B          $10.12        141

CHARTER/SM/ INCOME STRATEGIES..........................   1.20%         B          $ 9.97          2
CHARTER/SM/ INCOME STRATEGIES..........................   1.25%         B          $ 9.97         --

CHARTER/SM/ INTERNATIONAL CONSERVATIVE.................   1.20%         B          $ 9.88          1
CHARTER/SM/ INTERNATIONAL CONSERVATIVE.................   1.25%         B          $ 9.88          1

CHARTER/SM/ INTERNATIONAL MODERATE.....................   1.25%         B          $ 9.90         --

CHARTER/SM /MODERATE...................................   1.20%         B          $10.06         10
CHARTER/SM /MODERATE...................................   1.25%         B          $10.06         34

CHARTER/SM/ MODERATE GROWTH............................   1.20%         B          $10.11         28
CHARTER/SM/ MODERATE GROWTH............................   1.25%         B          $10.11         10

DELAWARE VIP(R) DIVERSIFIED INCOME SERIES..............   1.20%   SERVICE CLASS    $ 9.94          1
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES..............   1.25%   SERVICE CLASS    $ 9.94         14

DELAWARE VIP(R) EMERGING MARKETS SERIES................   1.20%   SERVICE CLASS    $ 9.80          3
DELAWARE VIP(R) EMERGING MARKETS SERIES................   1.25%   SERVICE CLASS    $ 9.80          2

DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES.   1.25%   SERVICE CLASS    $ 9.98         --

EATON VANCE VT FLOATING-RATE INCOME FUND...............   1.20%   COMMON SHARES    $10.05         15
EATON VANCE VT FLOATING-RATE INCOME FUND...............   1.25%   COMMON SHARES    $10.05         14

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   0.65%         B          $11.82         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   1.25%         B          $10.17         21
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   1.30%         B          $11.07      1,511
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   1.30%         B          $11.60     67,732
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   1.55%         B          $11.52      9,094
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   1.65%         B          $11.04        190
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   1.65%         B          $11.48     25,908
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   1.70%         B          $11.03        334
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.........   1.70%         B          $11.47     10,356

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.20%         B          $ 9.97          5
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND.   1.25%         B          $ 9.97         18

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   0.65%         A          $16.81         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.30%         A          $21.63        579
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.55%         A          $21.41         85
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.65%         A          $21.32        183
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.70%         A          $21.27        133
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.20%         B          $10.34          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.25%         B          $10.34          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.30%         B          $24.16        200
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.55%         B          $29.59        124
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.65%         B          $23.37        145
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH...............   1.70%         B          $28.85         13

EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.30%         A          $18.09        118
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.55%         A          $17.90         30
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.65%         A          $17.83         75
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.70%         A          $17.79          7
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.30%         B          $13.82        214
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.55%         B          $13.57         66
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.65%         B          $13.47        196
EQ/AXA FRANKLIN SMALL CAP VALUE CORE................   1.70%         B          $13.42         34

EQ/BLACKROCK BASIC VALUE EQUITY.....................   0.65%         A          $15.60          2
EQ/BLACKROCK BASIC VALUE EQUITY.....................   1.30%         A          $16.83      2,942
EQ/BLACKROCK BASIC VALUE EQUITY.....................   1.55%         A          $16.65        354
EQ/BLACKROCK BASIC VALUE EQUITY.....................   1.65%         A          $16.58      1,055
EQ/BLACKROCK BASIC VALUE EQUITY.....................   1.70%         A          $16.55        272
EQ/BLACKROCK BASIC VALUE EQUITY.....................   1.20%         B          $10.44          8
EQ/BLACKROCK BASIC VALUE EQUITY.....................   1.25%         B          $10.43         37

EQ/BOSTON ADVISORS EQUITY INCOME....................   1.30%         A          $17.30        676
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.55%         A          $17.12         75
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.65%         A          $17.05        281
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.70%         A          $17.02         88
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.20%         B          $10.48          7
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.25%         B          $10.48          2
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.30%         B          $ 3.54        721
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.55%         B          $ 8.37        193
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.65%         B          $ 8.24        157
EQ/BOSTON ADVISORS EQUITY INCOME....................   1.70%         B          $ 8.18         21

EQ/CALVERT SOCIALLY RESPONSIBLE.....................   1.30%         B          $15.50         28
EQ/CALVERT SOCIALLY RESPONSIBLE.....................   1.55%         B          $11.36         25
EQ/CALVERT SOCIALLY RESPONSIBLE.....................   1.65%         B          $14.97          6
EQ/CALVERT SOCIALLY RESPONSIBLE.....................   1.70%         B          $11.11          2

EQ/CAPITAL GUARDIAN RESEARCH........................   1.30%         A          $18.51        189
EQ/CAPITAL GUARDIAN RESEARCH........................   1.55%         A          $18.32         32
EQ/CAPITAL GUARDIAN RESEARCH........................   1.65%         A          $18.24        137
EQ/CAPITAL GUARDIAN RESEARCH........................   1.70%         A          $18.21         95
EQ/CAPITAL GUARDIAN RESEARCH........................   1.30%         B          $18.60        112
EQ/CAPITAL GUARDIAN RESEARCH........................   1.55%         B          $17.33         29
EQ/CAPITAL GUARDIAN RESEARCH........................   1.65%         B          $17.97        101
EQ/CAPITAL GUARDIAN RESEARCH........................   1.70%         B          $16.95         25

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

EQ/COMMON STOCK INDEX...........   1.30%         A          $17.56        393
EQ/COMMON STOCK INDEX...........   1.55%         A          $17.38         61
EQ/COMMON STOCK INDEX...........   1.65%         A          $17.31         80
EQ/COMMON STOCK INDEX...........   1.70%         A          $17.27         51
EQ/COMMON STOCK INDEX...........   1.20%         B          $10.42          7
EQ/COMMON STOCK INDEX...........   1.25%         B          $10.42          3

EQ/CONVERTIBLE SECURITIES.......   1.20%         B          $10.25          3

EQ/CORE BOND INDEX..............   0.65%         B          $10.18         19
EQ/CORE BOND INDEX..............   1.20%         B          $ 9.90          3
EQ/CORE BOND INDEX..............   1.25%         B          $ 9.90          3
EQ/CORE BOND INDEX..............   1.30%         B          $10.59     14,098
EQ/CORE BOND INDEX..............   1.30%         B          $10.73      1,332
EQ/CORE BOND INDEX..............   1.55%         B          $10.48      5,183
EQ/CORE BOND INDEX..............   1.55%         B          $13.68        664
EQ/CORE BOND INDEX..............   1.65%         B          $10.37      1,112
EQ/CORE BOND INDEX..............   1.65%         B          $10.44      6,961
EQ/CORE BOND INDEX..............   1.70%         B          $10.41        413
EQ/CORE BOND INDEX..............   1.70%         B          $13.36        127

EQ/DAVIS NEW YORK VENTURE.......   1.30%         A          $15.59        544
EQ/DAVIS NEW YORK VENTURE.......   1.55%         A          $15.43         62
EQ/DAVIS NEW YORK VENTURE.......   1.65%         A          $15.37        300
EQ/DAVIS NEW YORK VENTURE.......   1.70%         A          $15.33         47
EQ/DAVIS NEW YORK VENTURE.......   1.30%         B          $13.17        134
EQ/DAVIS NEW YORK VENTURE.......   1.55%         B          $12.93         40
EQ/DAVIS NEW YORK VENTURE.......   1.65%         B          $12.83        141
EQ/DAVIS NEW YORK VENTURE.......   1.70%         B          $12.78         13

EQ/EMERGING MARKETS EQUITY PLUS.   1.30%         B          $ 9.34         50
EQ/EMERGING MARKETS EQUITY PLUS.   1.65%         B          $ 9.31          6
EQ/EMERGING MARKETS EQUITY PLUS.   1.70%         B          $ 9.30         22

EQ/ENERGY ETF...................   1.20%         B          $10.03         --

EQ/EQUITY 500 INDEX.............   1.30%         A          $17.22      1,611
EQ/EQUITY 500 INDEX.............   1.55%         A          $17.04        316
EQ/EQUITY 500 INDEX.............   1.65%         A          $16.97        843
EQ/EQUITY 500 INDEX.............   1.70%         A          $16.94        424
EQ/EQUITY 500 INDEX.............   1.20%         B          $10.44          1
EQ/EQUITY 500 INDEX.............   1.25%         B          $10.44         13

EQ/EQUITY GROWTH PLUS...........   1.30%         B          $17.68        149
EQ/EQUITY GROWTH PLUS...........   1.55%         B          $20.77        125
EQ/EQUITY GROWTH PLUS...........   1.65%         B          $17.06         56
EQ/EQUITY GROWTH PLUS...........   1.70%         B          $20.38         31

EQ/FRANKLIN CORE BALANCED.......   1.30%         A          $13.93        159
EQ/FRANKLIN CORE BALANCED.......   1.55%         A          $13.79         10
EQ/FRANKLIN CORE BALANCED.......   1.65%         A          $13.73         38
EQ/FRANKLIN CORE BALANCED.......   1.70%         A          $13.70          6
EQ/FRANKLIN CORE BALANCED.......   1.30%         B          $12.27        179
EQ/FRANKLIN CORE BALANCED.......   1.55%         B          $12.05         78
EQ/FRANKLIN CORE BALANCED.......   1.65%         B          $11.96        130
EQ/FRANKLIN CORE BALANCED.......   1.70%         B          $11.91         10

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------

EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         A          $14.56        134
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.55%         A          $14.41         20
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.65%         A          $14.35         67
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.70%         A          $14.32         21
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B          $10.64        229
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.55%         B          $10.47         91
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.65%         B          $10.40        135
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.70%         B          $10.36          1

EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         A          $12.60        371
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.55%         A          $12.47         38
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.65%         A          $12.42        179
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.70%         A          $12.39         91
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B          $10.10          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B          $10.10          4

EQ/GAMCO SMALL COMPANY VALUE......   0.65%         A          $16.56         --
EQ/GAMCO SMALL COMPANY VALUE......   1.30%         A          $21.19      3,765
EQ/GAMCO SMALL COMPANY VALUE......   1.55%         A          $20.97        593
EQ/GAMCO SMALL COMPANY VALUE......   1.65%         A          $20.88      1,319
EQ/GAMCO SMALL COMPANY VALUE......   1.70%         A          $20.84        458
EQ/GAMCO SMALL COMPANY VALUE......   1.20%         B          $10.51         22
EQ/GAMCO SMALL COMPANY VALUE......   1.25%         B          $10.51         43

EQ/GLOBAL BOND PLUS...............   1.30%         A          $10.54        348
EQ/GLOBAL BOND PLUS...............   1.55%         A          $10.43         51
EQ/GLOBAL BOND PLUS...............   1.65%         A          $10.39        138
EQ/GLOBAL BOND PLUS...............   1.70%         A          $10.36         25
EQ/GLOBAL BOND PLUS...............   1.30%         B          $12.10        176
EQ/GLOBAL BOND PLUS...............   1.55%         B          $11.85        148
EQ/GLOBAL BOND PLUS...............   1.65%         B          $11.75        125
EQ/GLOBAL BOND PLUS...............   1.70%         B          $11.70          5

EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.30%         A          $13.34        305
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.55%         A          $13.20         53
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.65%         A          $13.14        105
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.70%         A          $13.12         18
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.30%         B          $28.30        127
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.55%         B          $20.73         91
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.65%         B          $27.37         40
EQ/GLOBAL MULTI-SECTOR EQUITY.....   1.70%         B          $20.22         13

EQ/HIGH YIELD BOND PORTFOLIO......   1.20%         B          $10.07          7
EQ/HIGH YIELD BOND PORTFOLIO......   1.30%         B          $10.53        108
EQ/HIGH YIELD BOND PORTFOLIO......   1.55%         B          $10.11          1
EQ/HIGH YIELD BOND PORTFOLIO......   1.65%         B          $10.49          6
EQ/HIGH YIELD BOND PORTFOLIO......   1.70%         B          $10.49         30

EQ/INTERMEDIATE GOVERNMENT BOND...   0.65%         B          $ 9.99          3
EQ/INTERMEDIATE GOVERNMENT BOND...   1.25%         B          $ 9.90         --
EQ/INTERMEDIATE GOVERNMENT BOND...   1.30%         B          $10.23      6,263
EQ/INTERMEDIATE GOVERNMENT BOND...   1.30%         B          $11.05        718
EQ/INTERMEDIATE GOVERNMENT BOND...   1.55%         B          $10.12      2,248
EQ/INTERMEDIATE GOVERNMENT BOND...   1.55%         B          $19.40        225
EQ/INTERMEDIATE GOVERNMENT BOND...   1.65%         B          $10.08      2,624

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND.   1.65%         B          $10.72       213
EQ/INTERMEDIATE GOVERNMENT BOND.   1.70%         B          $10.06       152
EQ/INTERMEDIATE GOVERNMENT BOND.   1.70%         B          $18.74        17

EQ/INTERNATIONAL CORE PLUS......   1.30%         A          $11.91       165
EQ/INTERNATIONAL CORE PLUS......   1.55%         A          $11.79        15
EQ/INTERNATIONAL CORE PLUS......   1.65%         A          $11.74        98
EQ/INTERNATIONAL CORE PLUS......   1.70%         A          $11.71         7
EQ/INTERNATIONAL CORE PLUS......   1.30%         B          $16.57       113
EQ/INTERNATIONAL CORE PLUS......   1.55%         B          $13.67        69
EQ/INTERNATIONAL CORE PLUS......   1.65%         B          $16.01        94
EQ/INTERNATIONAL CORE PLUS......   1.70%         B          $13.37        18

EQ/INTERNATIONAL EQUITY INDEX...   0.65%         A          $11.95        --
EQ/INTERNATIONAL EQUITY INDEX...   1.30%         A          $12.44       366
EQ/INTERNATIONAL EQUITY INDEX...   1.55%         A          $12.31        58
EQ/INTERNATIONAL EQUITY INDEX...   1.65%         A          $12.26       119
EQ/INTERNATIONAL EQUITY INDEX...   1.70%         A          $12.24        96
EQ/INTERNATIONAL EQUITY INDEX...   1.20%         B          $10.12         1
EQ/INTERNATIONAL EQUITY INDEX...   1.25%         B          $10.12         3

EQ/INTERNATIONAL ETF............   1.30%         A          $12.66       251
EQ/INTERNATIONAL ETF............   1.55%         A          $12.53        27
EQ/INTERNATIONAL ETF............   1.65%         A          $12.48        79
EQ/INTERNATIONAL ETF............   1.70%         A          $12.45        14

EQ/INTERNATIONAL VALUE PLUS.....   1.30%         A          $11.80       226
EQ/INTERNATIONAL VALUE PLUS.....   1.55%         A          $11.68        46
EQ/INTERNATIONAL VALUE PLUS.....   1.65%         A          $11.63        79
EQ/INTERNATIONAL VALUE PLUS.....   1.70%         A          $11.60         5

EQ/INVESCO COMSTOCK.............   0.65%         A          $15.92        --
EQ/INVESCO COMSTOCK.............   1.30%         A          $17.59       178
EQ/INVESCO COMSTOCK.............   1.55%         A          $17.41        31
EQ/INVESCO COMSTOCK.............   1.65%         A          $17.34        80
EQ/INVESCO COMSTOCK.............   1.70%         A          $17.30        10
EQ/INVESCO COMSTOCK.............   1.30%         B          $15.52       103
EQ/INVESCO COMSTOCK.............   1.55%         B          $15.18        22
EQ/INVESCO COMSTOCK.............   1.65%         B          $15.05        58
EQ/INVESCO COMSTOCK.............   1.70%         B          $14.99         9

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.65%         A          $15.32        --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         A          $16.42       246
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.55%         A          $16.25        59
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.65%         A          $16.18        49
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.70%         A          $16.15        17
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B          $17.58        52
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.55%         B          $18.65        33
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.65%         B          $17.01        37
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.70%         B          $18.18         5

EQ/LARGE CAP CORE PLUS..........   1.30%         B          $16.99        97
EQ/LARGE CAP CORE PLUS..........   1.55%         B          $12.70        76
EQ/LARGE CAP CORE PLUS..........   1.65%         B          $16.42        41
EQ/LARGE CAP CORE PLUS..........   1.70%         B          $12.41         8

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------

EQ/LARGE CAP GROWTH INDEX.....   1.30%         A          $17.88       434
EQ/LARGE CAP GROWTH INDEX.....   1.55%         A          $17.69        78
EQ/LARGE CAP GROWTH INDEX.....   1.65%         A          $17.62       108
EQ/LARGE CAP GROWTH INDEX.....   1.70%         A          $17.58        78
EQ/LARGE CAP GROWTH INDEX.....   1.20%         B          $10.46         1
EQ/LARGE CAP GROWTH INDEX.....   1.25%         B          $10.46        14

EQ/LARGE CAP GROWTH PLUS......   1.30%         A          $16.61       132
EQ/LARGE CAP GROWTH PLUS......   1.55%         A          $16.44        12
EQ/LARGE CAP GROWTH PLUS......   1.65%         A          $16.37        45
EQ/LARGE CAP GROWTH PLUS......   1.70%         A          $16.33        16
EQ/LARGE CAP GROWTH PLUS......   1.30%         B          $19.39       167
EQ/LARGE CAP GROWTH PLUS......   1.55%         B          $21.69       124
EQ/LARGE CAP GROWTH PLUS......   1.65%         B          $18.76       121
EQ/LARGE CAP GROWTH PLUS......   1.70%         B          $21.14        34

EQ/LARGE CAP VALUE INDEX......   1.30%         A          $17.12       268
EQ/LARGE CAP VALUE INDEX......   1.55%         A          $16.94        37
EQ/LARGE CAP VALUE INDEX......   1.65%         A          $16.87        57
EQ/LARGE CAP VALUE INDEX......   1.70%         A          $16.84       182
EQ/LARGE CAP VALUE INDEX......   1.20%         B          $10.41         5
EQ/LARGE CAP VALUE INDEX......   1.25%         B          $10.41         2

EQ/LARGE CAP VALUE PLUS.......   1.30%         A          $16.03       122
EQ/LARGE CAP VALUE PLUS.......   1.55%         A          $15.86        27
EQ/LARGE CAP VALUE PLUS.......   1.65%         A          $15.79        22
EQ/LARGE CAP VALUE PLUS.......   1.70%         A          $15.76        14
EQ/LARGE CAP VALUE PLUS.......   1.30%         B          $14.87       163
EQ/LARGE CAP VALUE PLUS.......   1.55%         B          $16.90        60
EQ/LARGE CAP VALUE PLUS.......   1.65%         B          $14.37        72
EQ/LARGE CAP VALUE PLUS.......   1.70%         B          $16.49        16

EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B          $16.19        52
EQ/LORD ABBETT LARGE CAP CORE.   1.55%         B          $15.73        18
EQ/LORD ABBETT LARGE CAP CORE.   1.65%         B          $15.59        27
EQ/LORD ABBETT LARGE CAP CORE.   1.70%         B          $15.52         8

EQ/LOW VOLATILITY GLOBAL ETF..   1.20%         B          $ 9.97         1
EQ/LOW VOLATILITY GLOBAL ETF..   1.25%         B          $ 9.97         4

EQ/MFS INTERNATIONAL GROWTH...   1.30%         A          $13.56       622
EQ/MFS INTERNATIONAL GROWTH...   1.55%         A          $13.42        86
EQ/MFS INTERNATIONAL GROWTH...   1.65%         A          $13.36       322
EQ/MFS INTERNATIONAL GROWTH...   1.70%         A          $13.33        87
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B          $10.02        --
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B          $10.01        --
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B          $ 7.68       313
EQ/MFS INTERNATIONAL GROWTH...   1.55%         B          $16.93       138
EQ/MFS INTERNATIONAL GROWTH...   1.65%         B          $16.78       141
EQ/MFS INTERNATIONAL GROWTH...   1.70%         B          $16.71        21

EQ/MID CAP INDEX..............   1.30%         A          $19.09       560
EQ/MID CAP INDEX..............   1.55%         A          $18.89        73
EQ/MID CAP INDEX..............   1.65%         A          $18.81       289
EQ/MID CAP INDEX..............   1.70%         A          $18.77        90
EQ/MID CAP INDEX..............   1.20%         B          $10.33         5
EQ/MID CAP INDEX..............   1.25%         B          $10.32         9

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------

EQ/MID CAP VALUE PLUS............   1.30%         A          $17.53         63
EQ/MID CAP VALUE PLUS............   1.55%         A          $17.35         15
EQ/MID CAP VALUE PLUS............   1.65%         A          $17.28         24
EQ/MID CAP VALUE PLUS............   1.70%         A          $17.24          3
EQ/MID CAP VALUE PLUS............   1.30%         B          $20.18        110
EQ/MID CAP VALUE PLUS............   1.55%         B          $21.82         59
EQ/MID CAP VALUE PLUS............   1.65%         B          $19.52         68
EQ/MID CAP VALUE PLUS............   1.70%         B          $21.28         14

EQ/MONEY MARKET..................   0.65%         A          $ 9.80         14
EQ/MONEY MARKET..................   1.30%         A          $ 9.49      1,534
EQ/MONEY MARKET..................   1.55%         A          $ 9.39        612
EQ/MONEY MARKET..................   1.65%         A          $ 9.35        781
EQ/MONEY MARKET..................   1.65%         A          $ 9.86      2,095
EQ/MONEY MARKET..................   1.70%         A          $ 9.33        613
EQ/MONEY MARKET..................   1.20%         B          $ 9.98        103
EQ/MONEY MARKET..................   1.25%         B          $ 9.98      1,199
EQ/MONEY MARKET..................   1.30%         B          $ 9.99        817
EQ/MONEY MARKET..................   1.55%         B          $26.76         98
EQ/MONEY MARKET..................   1.55%         B          $29.86          9
EQ/MONEY MARKET..................   1.65%         B          $ 9.75        377
EQ/MONEY MARKET..................   1.65%         B          $ 9.86        105
EQ/MONEY MARKET..................   1.70%         B          $25.47         35
EQ/MONEY MARKET..................   1.70%         B          $29.61         --

EQ/MONTAG & CALDWELL GROWTH......   1.30%         A          $15.63        564
EQ/MONTAG & CALDWELL GROWTH......   1.55%         A          $15.47         72
EQ/MONTAG & CALDWELL GROWTH......   1.65%         A          $15.40        143
EQ/MONTAG & CALDWELL GROWTH......   1.70%         A          $15.37         36
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B          $14.94         63
EQ/MONTAG & CALDWELL GROWTH......   1.55%         B          $14.85         36
EQ/MONTAG & CALDWELL GROWTH......   1.65%         B          $14.82         42
EQ/MONTAG & CALDWELL GROWTH......   1.70%         B          $14.80         --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.65%         A          $14.29          1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         A          $17.92      1,106
EQ/MORGAN STANLEY MID CAP GROWTH.   1.55%         A          $17.73        274
EQ/MORGAN STANLEY MID CAP GROWTH.   1.65%         A          $17.65        451
EQ/MORGAN STANLEY MID CAP GROWTH.   1.70%         A          $17.62        144
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B          $10.66          4
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B          $10.66         23
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B          $22.69        212
EQ/MORGAN STANLEY MID CAP GROWTH.   1.55%         B          $22.20        157
EQ/MORGAN STANLEY MID CAP GROWTH.   1.65%         B          $22.01        159
EQ/MORGAN STANLEY MID CAP GROWTH.   1.70%         B          $21.91         14

EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         A          $15.42         41
EQ/MUTUAL LARGE CAP EQUITY.......   1.55%         A          $15.26          7
EQ/MUTUAL LARGE CAP EQUITY.......   1.65%         A          $15.20         26
EQ/MUTUAL LARGE CAP EQUITY.......   1.70%         A          $15.16          2
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B          $12.15         66
EQ/MUTUAL LARGE CAP EQUITY.......   1.55%         B          $11.93          8
EQ/MUTUAL LARGE CAP EQUITY.......   1.65%         B          $11.84         75
EQ/MUTUAL LARGE CAP EQUITY.......   1.70%         B          $11.79          6

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                               -------- --------------- ---------- -----------

EQ/NATURAL RESOURCES PLUS.....   1.30%         B          $10.33         30
EQ/NATURAL RESOURCES PLUS.....   1.55%         B          $10.57          1
EQ/NATURAL RESOURCES PLUS.....   1.65%         B          $10.30          3
EQ/NATURAL RESOURCES PLUS.....   1.70%         B          $10.29          4

EQ/OPPENHEIMER GLOBAL.........   1.30%         A          $15.55        804
EQ/OPPENHEIMER GLOBAL.........   1.55%         A          $15.39        104
EQ/OPPENHEIMER GLOBAL.........   1.65%         A          $15.32        300
EQ/OPPENHEIMER GLOBAL.........   1.70%         A          $15.29        193
EQ/OPPENHEIMER GLOBAL.........   1.20%         B          $10.33         --
EQ/OPPENHEIMER GLOBAL.........   1.25%         B          $10.33          7
EQ/OPPENHEIMER GLOBAL.........   1.30%         B          $14.07        177
EQ/OPPENHEIMER GLOBAL.........   1.55%         B          $13.81         67
EQ/OPPENHEIMER GLOBAL.........   1.65%         B          $13.71        117
EQ/OPPENHEIMER GLOBAL.........   1.70%         B          $13.66         48

EQ/PIMCO GLOBAL REAL RETURN...   1.20%         B          $ 9.68          1
EQ/PIMCO GLOBAL REAL RETURN...   1.30%         B          $ 9.35        101
EQ/PIMCO GLOBAL REAL RETURN...   1.55%         B          $ 9.06         --
EQ/PIMCO GLOBAL REAL RETURN...   1.65%         B          $ 9.32          9
EQ/PIMCO GLOBAL REAL RETURN...   1.70%         B          $ 9.32         42

EQ/PIMCO ULTRA SHORT BOND.....   1.30%         A          $ 9.73      1,233
EQ/PIMCO ULTRA SHORT BOND.....   1.55%         A          $ 9.63        172
EQ/PIMCO ULTRA SHORT BOND.....   1.65%         A          $ 9.59        451
EQ/PIMCO ULTRA SHORT BOND.....   1.70%         A          $ 9.57        472
EQ/PIMCO ULTRA SHORT BOND.....   1.20%         B          $ 9.97          6
EQ/PIMCO ULTRA SHORT BOND.....   1.25%         B          $ 9.97         --
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B          $ 9.26        129
EQ/PIMCO ULTRA SHORT BOND.....   1.55%         B          $10.38         24
EQ/PIMCO ULTRA SHORT BOND.....   1.65%         B          $10.29         61
EQ/PIMCO ULTRA SHORT BOND.....   1.70%         B          $10.25          8

EQ/QUALITY BOND PLUS..........   1.30%         B          $10.94        934
EQ/QUALITY BOND PLUS..........   1.55%         B          $15.98        358
EQ/QUALITY BOND PLUS..........   1.65%         B          $10.60        520
EQ/QUALITY BOND PLUS..........   1.70%         B          $15.49         68

EQ/REAL ESTATE PLUS...........   1.30%         B          $ 9.68         95
EQ/REAL ESTATE PLUS...........   1.55%         B          $ 8.77          1
EQ/REAL ESTATE PLUS...........   1.65%         B          $ 9.65         23
EQ/REAL ESTATE PLUS...........   1.70%         B          $ 9.65         33

EQ/SMALL COMPANY INDEX........   1.30%         A          $19.69        400
EQ/SMALL COMPANY INDEX........   1.55%         A          $19.49         61
EQ/SMALL COMPANY INDEX........   1.65%         A          $19.41        287
EQ/SMALL COMPANY INDEX........   1.70%         A          $19.36        226
EQ/SMALL COMPANY INDEX........   1.25%         B          $10.36          3

EQ/T. ROWE PRICE GROWTH STOCK.   0.65%         A          $16.13         --
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         A          $18.48      1,449
EQ/T. ROWE PRICE GROWTH STOCK.   1.55%         A          $18.29        182
EQ/T. ROWE PRICE GROWTH STOCK.   1.65%         A          $18.21        557
EQ/T. ROWE PRICE GROWTH STOCK.   1.70%         A          $18.17        207
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B          $10.47         16
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B          $10.47         31

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK...................   1.30%         B          $ 9.63        545
EQ/T. ROWE PRICE GROWTH STOCK...................   1.55%         B          $23.59        190
EQ/T. ROWE PRICE GROWTH STOCK...................   1.65%         B          $22.99        139
EQ/T. ROWE PRICE GROWTH STOCK...................   1.70%         B          $22.69         12

EQ/TEMPLETON GLOBAL EQUITY......................   1.30%         A          $14.56        144
EQ/TEMPLETON GLOBAL EQUITY......................   1.55%         A          $14.40         41
EQ/TEMPLETON GLOBAL EQUITY......................   1.65%         A          $14.34         64
EQ/TEMPLETON GLOBAL EQUITY......................   1.70%         A          $14.31          1
EQ/TEMPLETON GLOBAL EQUITY......................   1.30%         B          $11.57        268
EQ/TEMPLETON GLOBAL EQUITY......................   1.55%         B          $11.36        405
EQ/TEMPLETON GLOBAL EQUITY......................   1.65%         B          $11.27        264
EQ/TEMPLETON GLOBAL EQUITY......................   1.70%         B          $11.23         18

EQ/UBS GROWTH & INCOME..........................   1.30%         B          $ 3.04        351
EQ/UBS GROWTH & INCOME..........................   1.55%         B          $ 7.44        345
EQ/UBS GROWTH & INCOME..........................   1.65%         B          $ 7.33        173
EQ/UBS GROWTH & INCOME..........................   1.70%         B          $ 7.27          1

EQ/WELLS FARGO OMEGA GROWTH.....................   1.30%         B          $14.15      2,744
EQ/WELLS FARGO OMEGA GROWTH.....................   1.30%         B          $23.06        239
EQ/WELLS FARGO OMEGA GROWTH.....................   1.55%         B          $14.05        441
EQ/WELLS FARGO OMEGA GROWTH.....................   1.55%         B          $16.45        178
EQ/WELLS FARGO OMEGA GROWTH.....................   1.65%         B          $14.01        969
EQ/WELLS FARGO OMEGA GROWTH.....................   1.65%         B          $22.29        154
EQ/WELLS FARGO OMEGA GROWTH.....................   1.70%         B          $13.99        396
EQ/WELLS FARGO OMEGA GROWTH.....................   1.70%         B          $16.08         29

FEDERATED HIGH INCOME BOND FUND II..............   1.20%   SERVICE CLASS    $10.06          7
FEDERATED HIGH INCOME BOND FUND II..............   1.25%   SERVICE CLASS    $10.06          4

FEDERATED KAUFMANN FUND II......................   1.20%   SERVICE CLASS    $10.56          1

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.   0.65%  SERVICE CLASS 2   $13.05          1
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.   1.30%  SERVICE CLASS 2   $14.86         38
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.   1.55%  SERVICE CLASS 2   $14.70         12
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.   1.65%  SERVICE CLASS 2   $14.64         27
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.   1.70%  SERVICE CLASS 2   $14.61          1

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   0.65%  SERVICE CLASS 2   $15.10         11
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   1.20%  SERVICE CLASS 2   $10.46         13
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   1.25%  SERVICE CLASS 2   $10.46          6
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   1.30%  SERVICE CLASS 2   $17.02      2,490
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   1.55%  SERVICE CLASS 2   $16.84        301
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   1.65%  SERVICE CLASS 2   $16.77      1,131
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   1.70%  SERVICE CLASS 2   $16.73        400

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........   1.30%  SERVICE CLASS 2   $11.96         45
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........   1.55%  SERVICE CLASS 2   $11.87          8
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........   1.65%  SERVICE CLASS 2   $11.84         21
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO..........   1.70%  SERVICE CLASS 2   $11.82          3

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........   1.30%  SERVICE CLASS 2   $12.10         41
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........   1.55%  SERVICE CLASS 2   $12.01          9
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO..........   1.65%  SERVICE CLASS 2   $11.98         12

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........   1.30%  SERVICE CLASS 2   $12.52         63
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........   1.55%  SERVICE CLASS 2   $12.42          1
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO..........   1.65%  SERVICE CLASS 2   $12.39          9

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................   1.30%  SERVICE CLASS 2   $12.64         33
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................   1.55%  SERVICE CLASS 2   $12.55         11
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................   1.65%  SERVICE CLASS 2   $12.51          5

FIDELITY(R) VIP MID CAP PORTFOLIO.....................   0.65%  SERVICE CLASS 2   $13.82         --
FIDELITY(R) VIP MID CAP PORTFOLIO.....................   1.20%  SERVICE CLASS 2   $10.51         11
FIDELITY(R) VIP MID CAP PORTFOLIO.....................   1.25%  SERVICE CLASS 2   $10.51          2
FIDELITY(R) VIP MID CAP PORTFOLIO.....................   1.30%  SERVICE CLASS 2   $17.23      1,104
FIDELITY(R) VIP MID CAP PORTFOLIO.....................   1.55%  SERVICE CLASS 2   $17.05        153
FIDELITY(R) VIP MID CAP PORTFOLIO.....................   1.65%  SERVICE CLASS 2   $16.97        413
FIDELITY(R) VIP MID CAP PORTFOLIO.....................   1.70%  SERVICE CLASS 2   $16.94        176

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............   1.20%  SERVICE CLASS 2   $ 9.94          7
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............   1.25%  SERVICE CLASS 2   $ 9.94          7
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............   1.30%  SERVICE CLASS 2   $12.07      1,570
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............   1.55%  SERVICE CLASS 2   $11.95        237
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............   1.65%  SERVICE CLASS 2   $11.90        908
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............   1.70%  SERVICE CLASS 2   $11.87        316

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO............................................   1.20%   COMMON SHARES    $10.13          2
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO............................................   1.25%   COMMON SHARES    $10.13          6
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO............................................   1.30%   COMMON SHARES    $11.52        202
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO............................................   1.55%   COMMON SHARES    $10.38         12
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO............................................   1.55%   COMMON SHARES    $11.47         --
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO............................................   1.65%   COMMON SHARES    $11.45         61
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
 PORTFOLIO............................................   1.70%   COMMON SHARES    $11.44         41

FRANKLIN INCOME SECURITIES FUND.......................   0.65%      CLASS 2       $13.04         10
FRANKLIN INCOME SECURITIES FUND.......................   1.20%      CLASS 2       $10.16         15
FRANKLIN INCOME SECURITIES FUND.......................   1.25%      CLASS 2       $10.16         40
FRANKLIN INCOME SECURITIES FUND.......................   1.30%      CLASS 2       $13.74      1,127
FRANKLIN INCOME SECURITIES FUND.......................   1.55%      CLASS 2       $13.60         65
FRANKLIN INCOME SECURITIES FUND.......................   1.65%      CLASS 2       $13.55        577
FRANKLIN INCOME SECURITIES FUND.......................   1.70%      CLASS 2       $13.52        377

FRANKLIN RISING DIVIDENDS SECURITIES FUND.............   1.20%      CLASS 2       $10.31         17
FRANKLIN RISING DIVIDENDS SECURITIES FUND.............   1.25%      CLASS 2       $10.31         22
FRANKLIN RISING DIVIDENDS SECURITIES FUND.............   1.30%      CLASS 2       $11.96        836
FRANKLIN RISING DIVIDENDS SECURITIES FUND.............   1.55%      CLASS 2       $11.28         36
FRANKLIN RISING DIVIDENDS SECURITIES FUND.............   1.65%      CLASS 2       $11.93        264
FRANKLIN RISING DIVIDENDS SECURITIES FUND.............   1.70%      CLASS 2       $11.92        282

FRANKLIN STRATEGIC INCOME SECURITIES FUND.............   1.30%      CLASS 2       $12.77      1,626
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............   1.55%      CLASS 2       $12.63        194
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............   1.65%      CLASS 2       $12.58        562
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............   1.70%      CLASS 2       $12.55        323

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.   1.20%      CLASS 2       $10.23          3
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.   1.25%      CLASS 2       $10.23          4

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.   1.30%     CLASS 2        $14.35        452
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.   1.55%     CLASS 2        $14.21         12
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.   1.65%     CLASS 2        $14.15        143
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.   1.70%     CLASS 2        $14.12         27

GOLDMAN SACHS VIT MID CAP VALUE FUND..................   0.65%  SERVICE SHARES    $15.13         --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................   1.30%  SERVICE SHARES    $18.14        642
GOLDMAN SACHS VIT MID CAP VALUE FUND..................   1.55%  SERVICE SHARES    $17.96         91
GOLDMAN SACHS VIT MID CAP VALUE FUND..................   1.65%  SERVICE SHARES    $17.88        288
GOLDMAN SACHS VIT MID CAP VALUE FUND..................   1.70%  SERVICE SHARES    $17.84         69

GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND....   1.20%  COMMON SHARES     $10.42          2
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND....   1.30%  COMMON SHARES     $ 7.97         35
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND....   1.55%  COMMON SHARES     $ 7.91         21
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND....   1.65%  COMMON SHARES     $ 7.89         16
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND....   1.70%  COMMON SHARES     $ 7.88          1

GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND.............   1.30%  COMMON SHARES     $ 9.45         42
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND.............   1.55%  COMMON SHARES     $ 9.38         22
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND.............   1.65%  COMMON SHARES     $ 9.35         16
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND.............   1.70%  COMMON SHARES     $ 9.34          1

INVESCO V.I. AMERICAN FRANCHISE FUND..................   1.30%    SERIES II       $18.96         23
INVESCO V.I. AMERICAN FRANCHISE FUND..................   1.55%    SERIES II       $18.76          9
INVESCO V.I. AMERICAN FRANCHISE FUND..................   1.65%    SERIES II       $18.68         20
INVESCO V.I. AMERICAN FRANCHISE FUND..................   1.70%    SERIES II       $18.64          2

INVESCO V.I. BALANCED-RISK ALLOCATION FUND............   1.20%    SERIES II       $ 9.82          2
INVESCO V.I. BALANCED-RISK ALLOCATION FUND............   1.25%    SERIES II       $ 9.82         44

INVESCO V.I. DIVERSIFIED DIVIDEND FUND................   1.30%    SERIES II       $15.83        378
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................   1.55%    SERIES II       $13.92         15
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................   1.55%    SERIES II       $15.66         40
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................   1.65%    SERIES II       $13.90         73
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................   1.65%    SERIES II       $15.60         99
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................   1.70%    SERIES II       $13.88         65
INVESCO V.I. DIVERSIFIED DIVIDEND FUND................   1.70%    SERIES II       $15.56          4

INVESCO V.I. GLOBAL HEALTH CARE FUND..................   1.20%    SERIES II       $10.61         --
INVESCO V.I. GLOBAL HEALTH CARE FUND..................   1.25%    SERIES II       $10.61         --

INVESCO V.I. GLOBAL REAL ESTATE FUND..................   0.65%    SERIES II       $11.63          1
INVESCO V.I. GLOBAL REAL ESTATE FUND..................   1.20%    SERIES II       $ 9.53         18
INVESCO V.I. GLOBAL REAL ESTATE FUND..................   1.25%    SERIES II       $ 9.52          9
INVESCO V.I. GLOBAL REAL ESTATE FUND..................   1.30%    SERIES II       $13.89      1,924
INVESCO V.I. GLOBAL REAL ESTATE FUND..................   1.55%    SERIES II       $13.75        242
INVESCO V.I. GLOBAL REAL ESTATE FUND..................   1.65%    SERIES II       $13.69        849
INVESCO V.I. GLOBAL REAL ESTATE FUND..................   1.70%    SERIES II       $13.66        308

INVESCO V.I. HIGH YIELD FUND..........................   0.65%    SERIES II       $12.31         --
INVESCO V.I. HIGH YIELD FUND..........................   1.20%    SERIES II       $10.10          4
INVESCO V.I. HIGH YIELD FUND..........................   1.25%    SERIES II       $10.10         13
INVESCO V.I. HIGH YIELD FUND..........................   1.30%    SERIES II       $11.79        695
INVESCO V.I. HIGH YIELD FUND..........................   1.55%    SERIES II       $11.70         84
INVESCO V.I. HIGH YIELD FUND..........................   1.65%    SERIES II       $11.67        226
INVESCO V.I. HIGH YIELD FUND..........................   1.70%    SERIES II       $11.65        119

INVESCO V.I. INTERNATIONAL GROWTH FUND................   0.65%    SERIES II       $12.41         --
INVESCO V.I. INTERNATIONAL GROWTH FUND................   1.20%    SERIES II       $10.17          1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                        -------- --------------- ---------- -----------
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II      $10.17          4
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.30%     SERIES II      $13.94      1,230
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.55%     SERIES II      $13.80        161
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.65%     SERIES II      $13.74        353
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.70%     SERIES II      $13.71        141

INVESCO V.I. MID CAP CORE EQUITY FUND..   1.30%     SERIES II      $14.91        331
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.55%     SERIES II      $14.75         29
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.65%     SERIES II      $14.69         75
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.70%     SERIES II      $14.66         31

INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II      $10.51          2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.30%     SERIES II      $20.02        189
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.55%     SERIES II      $19.82         55
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.65%     SERIES II      $19.73         61
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.70%     SERIES II      $19.69         17

IVY FUNDS VIP ASSET STRATEGY...........   1.20%   COMMON SHARES    $10.52         26
IVY FUNDS VIP ASSET STRATEGY...........   1.25%   COMMON SHARES    $10.52         11
IVY FUNDS VIP ASSET STRATEGY...........   1.30%   COMMON SHARES    $13.10      1,480
IVY FUNDS VIP ASSET STRATEGY...........   1.55%   COMMON SHARES    $13.00         64
IVY FUNDS VIP ASSET STRATEGY...........   1.65%   COMMON SHARES    $12.96        811
IVY FUNDS VIP ASSET STRATEGY...........   1.70%   COMMON SHARES    $12.94        678

IVY FUNDS VIP DIVIDEND OPPORTUNITIES...   0.65%   COMMON SHARES    $14.41         --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...   1.30%   COMMON SHARES    $15.68        468
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...   1.55%   COMMON SHARES    $15.51        146
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...   1.65%   COMMON SHARES    $15.45        233
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...   1.70%   COMMON SHARES    $15.42         40

IVY FUNDS VIP ENERGY...................   0.65%   COMMON SHARES    $12.83         --
IVY FUNDS VIP ENERGY...................   1.20%   COMMON SHARES    $ 9.69         11
IVY FUNDS VIP ENERGY...................   1.25%   COMMON SHARES    $ 9.69         21
IVY FUNDS VIP ENERGY...................   1.30%   COMMON SHARES    $14.07        900
IVY FUNDS VIP ENERGY...................   1.55%   COMMON SHARES    $13.92        180
IVY FUNDS VIP ENERGY...................   1.65%   COMMON SHARES    $13.86        277
IVY FUNDS VIP ENERGY...................   1.70%   COMMON SHARES    $13.83         94

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.   0.65%   COMMON SHARES    $ 9.43          1
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.   1.30%   COMMON SHARES    $ 9.92        758
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.   1.55%   COMMON SHARES    $ 9.82        131
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.   1.65%   COMMON SHARES    $ 9.78        305
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.   1.70%   COMMON SHARES    $ 9.75         70

IVY FUNDS VIP HIGH INCOME..............   0.65%   COMMON SHARES    $13.65          2
IVY FUNDS VIP HIGH INCOME..............   1.30%   COMMON SHARES    $15.49      2,746
IVY FUNDS VIP HIGH INCOME..............   1.55%   COMMON SHARES    $15.33        393
IVY FUNDS VIP HIGH INCOME..............   1.65%   COMMON SHARES    $15.26      1,403
IVY FUNDS VIP HIGH INCOME..............   1.70%   COMMON SHARES    $15.23        648

IVY FUNDS VIP MICRO CAP GROWTH.........   1.20%   COMMON SHARES    $10.82          6
IVY FUNDS VIP MICRO CAP GROWTH.........   1.25%   COMMON SHARES    $10.82          2

IVY FUNDS VIP MID CAP GROWTH...........   1.30%   COMMON SHARES    $19.10      1,060
IVY FUNDS VIP MID CAP GROWTH...........   1.55%   COMMON SHARES    $18.90        143
IVY FUNDS VIP MID CAP GROWTH...........   1.65%   COMMON SHARES    $18.82        291
IVY FUNDS VIP MID CAP GROWTH...........   1.70%   COMMON SHARES    $18.78        138

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                  UNITS
                                                           CONTRACT                            OUTSTANDING
                                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                           -------- --------------- ---------- -----------

IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................   0.65%  COMMON SHARES     $19.03          3
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................   1.20%  COMMON SHARES     $10.94          2
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................   1.25%  COMMON SHARES     $10.94          6
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................   1.30%  COMMON SHARES     $21.41      1,040
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................   1.55%  COMMON SHARES     $21.18        220
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................   1.65%  COMMON SHARES     $21.09        310
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................   1.70%  COMMON SHARES     $21.05        187

IVY FUNDS VIP SMALL CAP GROWTH............................   1.30%  COMMON SHARES     $17.42        485
IVY FUNDS VIP SMALL CAP GROWTH............................   1.55%  COMMON SHARES     $17.23         77
IVY FUNDS VIP SMALL CAP GROWTH............................   1.65%  COMMON SHARES     $17.16        221
IVY FUNDS VIP SMALL CAP GROWTH............................   1.70%  COMMON SHARES     $17.13         54

JANUS ASPEN SERIES BALANCED PORTFOLIO.....................   1.20%  SERVICE SHARES    $10.27          1
JANUS ASPEN SERIES BALANCED PORTFOLIO.....................   1.25%  SERVICE SHARES    $10.27          5

JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO................   1.20%  SERVICE SHARES    $ 9.94         10
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO................   1.25%  SERVICE SHARES    $ 9.94          2

JANUS ASPEN SERIES INTECH U.S. LOW VOLATILLITY PORTFOLIO..   1.20%  SERVICE SHARES    $10.15          2
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILLITY PORTFOLIO..   1.25%  SERVICE SHARES    $10.15          1

JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY PORTFOLIO...   1.20%     CLASS 2        $10.10          1
JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY PORTFOLIO...   1.25%     CLASS 2        $10.10         --

JPMORGAN INSURANCE TRUST INTREPID GROWTH PORTFOLIO........   1.20%     CLASS 2        $10.53          1

JPMORGAN INSURANCE TRUST MID CAP GROWTH PORTFOLIO.........   1.20%     CLASS 2        $10.53         --
JPMORGAN INSURANCE TRUST MID CAP GROWTH PORTFOLIO.........   1.25%     CLASS 2        $10.53          3

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......   0.65%  SERVICE SHARES    $ 9.63          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......   1.20%  SERVICE SHARES    $ 9.59          5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......   1.25%  SERVICE SHARES    $ 9.57          5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......   1.30%  SERVICE SHARES    $11.75      3,294
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......   1.55%  SERVICE SHARES    $11.63        572
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......   1.65%  SERVICE SHARES    $11.58      1,420
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......   1.70%  SERVICE SHARES    $11.55        382

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......   1.20%    VC SHARES       $10.09          8
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......   1.25%    VC SHARES       $10.09         24
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......   1.30%    VC SHARES       $11.93        524
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......   1.55%    VC SHARES       $11.84        101
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......   1.65%    VC SHARES       $11.80        241
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......   1.70%    VC SHARES       $11.79        236

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........   1.30%    VC SHARES       $12.67        239
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........   1.55%    VC SHARES       $12.58         25
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........   1.65%    VC SHARES       $12.54         53
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........   1.70%    VC SHARES       $12.52         15

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.   1.30%    VC SHARES       $12.67        127
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.   1.55%    VC SHARES       $12.58         27
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.   1.65%    VC SHARES       $12.54         30
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.   1.70%    VC SHARES       $12.52          8

MFS(R) INTERNATIONAL VALUE PORTFOLIO......................   1.20%  SERVICE CLASS     $10.18         22
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................   1.25%  SERVICE CLASS     $10.18         17
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................   1.30%  SERVICE CLASS     $15.14      2,451
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................   1.55%  SERVICE CLASS     $14.98        360

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                      -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.65%   SERVICE CLASS    $14.91        833
MFS(R) INTERNATIONAL VALUE PORTFOLIO.   1.70%   SERVICE CLASS    $14.88        477

MFS(R) INVESTORS GROWTH STOCK SERIES.   1.30%   SERVICE CLASS    $16.92        239
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.55%   SERVICE CLASS    $16.75         67
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.65%   SERVICE CLASS    $16.67         85
MFS(R) INVESTORS GROWTH STOCK SERIES.   1.70%   SERVICE CLASS    $16.64         36

MFS(R) INVESTORS TRUST SERIES........   0.65%   SERVICE CLASS    $15.37         --
MFS(R) INVESTORS TRUST SERIES........   1.25%   SERVICE CLASS    $10.48         --
MFS(R) INVESTORS TRUST SERIES........   1.30%   SERVICE CLASS    $16.58        224
MFS(R) INVESTORS TRUST SERIES........   1.55%   SERVICE CLASS    $16.40         46
MFS(R) INVESTORS TRUST SERIES........   1.65%   SERVICE CLASS    $16.33         78
MFS(R) INVESTORS TRUST SERIES........   1.70%   SERVICE CLASS    $16.30         25

MFS(R) RESEARCH SERIES...............   1.25%   SERVICE CLASS    $10.49          2

MFS(R) TECHNOLOGY PORTFOLIO..........   1.30%   SERVICE CLASS    $18.21        350
MFS(R) TECHNOLOGY PORTFOLIO..........   1.55%   SERVICE CLASS    $18.02         82
MFS(R) TECHNOLOGY PORTFOLIO..........   1.65%   SERVICE CLASS    $17.94        106
MFS(R) TECHNOLOGY PORTFOLIO..........   1.70%   SERVICE CLASS    $17.91         41

MFS(R) UTILITIES SERIES..............   1.20%   SERVICE CLASS    $ 9.93         10
MFS(R) UTILITIES SERIES..............   1.25%   SERVICE CLASS    $ 9.93         10
MFS(R) UTILITIES SERIES..............   1.30%   SERVICE CLASS    $16.44        783
MFS(R) UTILITIES SERIES..............   1.55%   SERVICE CLASS    $16.27        101
MFS(R) UTILITIES SERIES..............   1.65%   SERVICE CLASS    $16.20        278
MFS(R) UTILITIES SERIES..............   1.70%   SERVICE CLASS    $16.17        125

MFS(R) VALUE SERIES..................   1.20%   SERVICE CLASS    $10.50          3
MFS(R) VALUE SERIES..................   1.25%   SERVICE CLASS    $10.50          7

MULTIMANAGER AGGRESSIVE EQUITY.......   1.30%         B          $16.65        248
MULTIMANAGER AGGRESSIVE EQUITY.......   1.55%         B          $72.12         22
MULTIMANAGER AGGRESSIVE EQUITY.......   1.65%         B          $16.20        177
MULTIMANAGER AGGRESSIVE EQUITY.......   1.70%         B          $69.12          4

MULTIMANAGER CORE BOND...............   1.30%         B          $13.39      2,673
MULTIMANAGER CORE BOND...............   1.55%         B          $13.93      1,594
MULTIMANAGER CORE BOND...............   1.65%         B          $12.88      1,909
MULTIMANAGER CORE BOND...............   1.70%         B          $13.68        508

MULTIMANAGER INTERNATIONAL EQUITY....   1.30%         B          $15.81        160
MULTIMANAGER INTERNATIONAL EQUITY....   1.55%         B          $14.14         51
MULTIMANAGER INTERNATIONAL EQUITY....   1.65%         B          $15.26         60
MULTIMANAGER INTERNATIONAL EQUITY....   1.70%         B          $13.88         22

MULTIMANAGER LARGE CAP CORE EQUITY...   1.30%         B          $16.50         79
MULTIMANAGER LARGE CAP CORE EQUITY...   1.55%         B          $14.62         80
MULTIMANAGER LARGE CAP CORE EQUITY...   1.65%         B          $15.92         45
MULTIMANAGER LARGE CAP CORE EQUITY...   1.70%         B          $14.36          7

MULTIMANAGER LARGE CAP VALUE.........   1.30%         B          $18.47        161
MULTIMANAGER LARGE CAP VALUE.........   1.55%         B          $16.56         68
MULTIMANAGER LARGE CAP VALUE.........   1.65%         B          $17.82        170
MULTIMANAGER LARGE CAP VALUE.........   1.70%         B          $16.26         41

MULTIMANAGER MID CAP GROWTH..........   1.30%         B          $20.76        266
MULTIMANAGER MID CAP GROWTH..........   1.55%         B          $16.42         87

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER MID CAP GROWTH.....................   1.65%         B          $20.03        154
MULTIMANAGER MID CAP GROWTH.....................   1.70%         B          $16.12         41

MULTIMANAGER MID CAP VALUE......................   1.30%         B          $21.34        169
MULTIMANAGER MID CAP VALUE......................   1.55%         B          $19.26         45
MULTIMANAGER MID CAP VALUE......................   1.65%         B          $20.59         98
MULTIMANAGER MID CAP VALUE......................   1.70%         B          $18.91         41

MULTIMANAGER MULTI-SECTOR BOND..................   1.30%         B          $11.48        135
MULTIMANAGER MULTI-SECTOR BOND..................   1.55%         B          $28.30         15
MULTIMANAGER MULTI-SECTOR BOND..................   1.65%         B          $11.17         63
MULTIMANAGER MULTI-SECTOR BOND..................   1.70%         B          $27.16          5

MULTIMANAGER SMALL CAP GROWTH...................   1.30%         B          $ 6.64        404
MULTIMANAGER SMALL CAP GROWTH...................   1.55%         B          $11.09        147
MULTIMANAGER SMALL CAP GROWTH...................   1.65%         B          $10.92        165
MULTIMANAGER SMALL CAP GROWTH...................   1.70%         B          $10.84         22

MULTIMANAGER SMALL CAP VALUE....................   1.20%         B          $10.46          4
MULTIMANAGER SMALL CAP VALUE....................   1.25%         B          $10.46          2
MULTIMANAGER SMALL CAP VALUE....................   1.30%         B          $18.22        215
MULTIMANAGER SMALL CAP VALUE....................   1.55%         B          $23.14        115
MULTIMANAGER SMALL CAP VALUE....................   1.65%         B          $17.61        170
MULTIMANAGER SMALL CAP VALUE....................   1.70%         B          $22.59         78

MULTIMANAGER TECHNOLOGY.........................   1.20%         B          $10.67         --
MULTIMANAGER TECHNOLOGY.........................   1.25%         B          $10.67          3
MULTIMANAGER TECHNOLOGY.........................   1.30%         B          $19.36        166
MULTIMANAGER TECHNOLOGY.........................   1.55%         B          $16.06        152
MULTIMANAGER TECHNOLOGY.........................   1.65%         B          $18.68         71
MULTIMANAGER TECHNOLOGY.........................   1.70%         B          $15.77         16

MUTUAL SHARES SECURITIES FUND...................   1.20%      CLASS 2       $10.32          1
MUTUAL SHARES SECURITIES FUND...................   1.30%      CLASS 2       $14.97        485
MUTUAL SHARES SECURITIES FUND...................   1.55%      CLASS 2       $14.82         56
MUTUAL SHARES SECURITIES FUND...................   1.65%      CLASS 2       $14.76        159
MUTUAL SHARES SECURITIES FUND...................   1.70%      CLASS 2       $14.73         29

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.65%   ADVISOR CLASS    $ 8.43          1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.20%   ADVISOR CLASS    $ 9.74          1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.25%   ADVISOR CLASS    $ 9.74          1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.30%   ADVISOR CLASS    $10.33      1,125
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.55%   ADVISOR CLASS    $10.22        116
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.65%   ADVISOR CLASS    $10.18        497
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   1.70%   ADVISOR CLASS    $10.16        169

PIMCO EMERGING MARKETS BOND PORTFOLIO...........   1.20%   ADVISOR CLASS    $ 9.78         --
PIMCO EMERGING MARKETS BOND PORTFOLIO...........   1.25%   ADVISOR CLASS    $ 9.78          1
PIMCO EMERGING MARKETS BOND PORTFOLIO...........   1.30%   ADVISOR CLASS    $12.43        780
PIMCO EMERGING MARKETS BOND PORTFOLIO...........   1.55%   ADVISOR CLASS    $12.30        151
PIMCO EMERGING MARKETS BOND PORTFOLIO...........   1.65%   ADVISOR CLASS    $12.24        343
PIMCO EMERGING MARKETS BOND PORTFOLIO...........   1.70%   ADVISOR CLASS    $12.22        148

PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..........   1.20%   ADVISOR CLASS    $ 9.61          3
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)..........   1.25%   ADVISOR CLASS    $ 9.61         --

PIMCO REAL RETURN PORTFOLIO.....................   1.30%   ADVISOR CLASS    $11.24      3,099
PIMCO REAL RETURN PORTFOLIO.....................   1.55%   ADVISOR CLASS    $11.13        445

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                              -------- --------------- ---------- -----------
PIMCO REAL RETURN PORTFOLIO..................   1.65%   ADVISOR CLASS    $11.08      1,634
PIMCO REAL RETURN PORTFOLIO..................   1.70%   ADVISOR CLASS    $11.06        557

PIMCO TOTAL RETURN PORTFOLIO.................   0.65%   ADVISOR CLASS    $10.59          6
PIMCO TOTAL RETURN PORTFOLIO.................   1.20%   ADVISOR CLASS    $ 9.88         11
PIMCO TOTAL RETURN PORTFOLIO.................   1.25%   ADVISOR CLASS    $ 9.88         19
PIMCO TOTAL RETURN PORTFOLIO.................   1.30%   ADVISOR CLASS    $11.36      5,881
PIMCO TOTAL RETURN PORTFOLIO.................   1.55%   ADVISOR CLASS    $11.24        765
PIMCO TOTAL RETURN PORTFOLIO.................   1.65%   ADVISOR CLASS    $11.20      2,812
PIMCO TOTAL RETURN PORTFOLIO.................   1.70%   ADVISOR CLASS    $11.17      1,041

PROFUND VP BEAR..............................   1.30%   COMMON SHARES    $ 4.21         39
PROFUND VP BEAR..............................   1.55%   COMMON SHARES    $ 4.17         24
PROFUND VP BEAR..............................   1.65%   COMMON SHARES    $ 4.15         38
PROFUND VP BEAR..............................   1.70%   COMMON SHARES    $ 4.14          2

PROFUND VP BIOTECHNOLOGY.....................   0.65%   COMMON SHARES    $24.62          2
PROFUND VP BIOTECHNOLOGY.....................   1.30%   COMMON SHARES    $25.41        499
PROFUND VP BIOTECHNOLOGY.....................   1.55%   COMMON SHARES    $25.15         95
PROFUND VP BIOTECHNOLOGY.....................   1.65%   COMMON SHARES    $25.04        161
PROFUND VP BIOTECHNOLOGY.....................   1.70%   COMMON SHARES    $24.99        129

PUTNAM VT ABSOLUTE RETURN 500 FUND...........   1.25%        IB          $10.08         --

SEI VP BALANCED STRATEGY FUND................   1.20%     CLASS III      $10.02          1
SEI VP BALANCED STRATEGY FUND................   1.25%     CLASS III      $10.02          2

SEI VP CONSERVATIVE STRATEGY FUND............   1.25%     CLASS III      $10.00         32

SEI VP MARKET GROWTH STRATEGY FUND...........   1.20%     CLASS III      $10.07         44
SEI VP MARKET GROWTH STRATEGY FUND...........   1.25%     CLASS III      $10.07          1

SEI VP MARKET PLUS STRATEGY FUND.............   1.20%     CLASS III      $10.17         --
SEI VP MARKET PLUS STRATEGY FUND.............   1.25%     CLASS III      $10.17         30

SEI VP MODERATE STRATEGY FUND................   1.20%     CLASS III      $10.00          1
SEI VP MODERATE STRATEGY FUND................   1.25%     CLASS III      $10.00         33

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II.....   1.20%     CLASS II       $10.29          5
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II.....   1.25%     CLASS II       $10.29          7

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...   0.65%     CLASS II       $22.45          2
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...   1.20%     CLASS II       $10.51          4
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...   1.25%     CLASS II       $10.51          5
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...   1.30%     CLASS II       $25.09        905
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...   1.55%     CLASS II       $24.83        145
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...   1.65%     CLASS II       $24.72        294
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II...   1.70%     CLASS II       $24.67        225

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.   1.30%      CLASS 2       $10.84        406
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.   1.55%      CLASS 2       $10.73         69
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.   1.65%      CLASS 2       $10.68        185
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.   1.70%      CLASS 2       $10.66        127

TEMPLETON FOREIGN SECURITIES FUND............   1.30%      CLASS 2       $13.47        382
TEMPLETON FOREIGN SECURITIES FUND............   1.55%      CLASS 2       $13.33         39
TEMPLETON FOREIGN SECURITIES FUND............   1.65%      CLASS 2       $13.28        157
TEMPLETON FOREIGN SECURITIES FUND............   1.70%      CLASS 2       $13.25         89

TEMPLETON GLOBAL BOND SECURITIES FUND........   0.65%      CLASS 2       $11.26          1
TEMPLETON GLOBAL BOND SECURITIES FUND........   1.20%      CLASS 2       $10.02         28

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013

                                                                                             UNITS
                                                      CONTRACT                            OUTSTANDING
                                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                      -------- --------------- ---------- -----------
TEMPLETON GLOBAL BOND SECURITIES FUND................   1.25%      CLASS 2       $10.02         23
TEMPLETON GLOBAL BOND SECURITIES FUND................   1.30%      CLASS 2       $12.66      4,423
TEMPLETON GLOBAL BOND SECURITIES FUND................   1.55%      CLASS 2       $12.52        594
TEMPLETON GLOBAL BOND SECURITIES FUND................   1.65%      CLASS 2       $12.47      2,225
TEMPLETON GLOBAL BOND SECURITIES FUND................   1.70%      CLASS 2       $12.45        809

TEMPLETON GROWTH SECURITIES FUND.....................   1.30%      CLASS 2       $14.59        119
TEMPLETON GROWTH SECURITIES FUND.....................   1.55%      CLASS 2       $14.44         15
TEMPLETON GROWTH SECURITIES FUND.....................   1.65%      CLASS 2       $14.38         23
TEMPLETON GROWTH SECURITIES FUND.....................   1.70%      CLASS 2       $14.36          2

VAN ECK VIP GLOBAL HARD ASSETS FUND..................   0.65%      CLASS S       $10.29         --
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   1.25%      CLASS S       $ 9.75          1
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   1.30%      CLASS S       $11.92      1,739
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   1.55%      CLASS S       $11.79        255
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   1.65%      CLASS S       $11.74        610
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   1.70%      CLASS S       $11.72        155

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.   1.20%   INITIAL CLASS    $ 9.74          2
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND.   1.25%   INITIAL CLASS    $ 9.74         --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality expense, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   7TWELVE/TM/
                                                                    BALANCED         ALL ASSET             ALL ASSET
                                                                   PORTFOLIO   AGGRESSIVE-ALT 25*(A) AGGRESSIVE-ALT 50*(B)
                                                                   ----------  --------------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $  134,921        $ 27,911              $ 109,184
  Expenses:
   Asset-based charges............................................    546,750          13,583                     15
                                                                   ----------        --------              ---------

NET INVESTMENT INCOME (LOSS)......................................   (411,829)         14,328                109,169
                                                                   ----------        --------              ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    454,995           4,886                     --
   Realized gain distribution from the Portfolios.................      9,868          13,387                     --
                                                                   ----------        --------              ---------
  Net realized gain (loss)........................................    464,863          18,273                     --
                                                                   ----------        --------              ---------

  Change in unrealized appreciation (depreciation) of investments.  2,217,398         102,180               (125,012)
                                                                   ----------        --------              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  2,682,261         120,453               (125,012)
                                                                   ----------        --------              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $2,270,432        $134,781              $ (15,843)
                                                                   ==========        ========              =========

                                                                                                            ALL ASSET
                                                                         ALL ASSET         ALL ASSET        MODERATE
                                                                   AGGRESSIVE-ALT 75*(B) GROWTH-ALT 20* GROWTH-ALT 15*(A)
                                                                   --------------------- -------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................       $ 109,717          $127,428         $31,317
  Expenses:
   Asset-based charges............................................              18           113,391          13,354
                                                                         ---------          --------         -------

NET INVESTMENT INCOME (LOSS)......................................         109,699            14,037          17,963
                                                                         ---------          --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................              --            57,780             388
   Realized gain distribution from the Portfolios.................              --           525,254          17,061
                                                                         ---------          --------         -------
  Net realized gain (loss)........................................              --           583,034          17,449
                                                                         ---------          --------         -------

  Change in unrealized appreciation (depreciation) of investments.        (176,405)          324,925          54,599
                                                                         ---------          --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (176,405)          907,959          72,048
                                                                         ---------          --------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $ (66,706)         $921,996         $90,011
                                                                         =========          ========         =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on February 19, 2013.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                       AMERICAN
                                                                                AMERICAN                FUNDS
                                                                     AMERICAN   CENTURY    AMERICAN   INSURANCE
                                ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN CENTURY VP  VP LARGE   CENTURY    SERIES(R)
                                  VPS BALANCED    VPS INTERNATIONAL INFLATION   COMPANY   VP MID CAP    ASSET
                                 WEALTH STRATEGY       GROWTH       PROTECTION   VALUE      VALUE     ALLOCATION
                                   PORTFOLIO**       PORTFOLIO**    FUND/SM/(B)   FUND     FUND(A)    FUND/SM/(B)
                                ----------------- ----------------- ----------  --------  ----------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................     $113,992          $ 47,964        $  --     $ 30,029  $  218,700    $1,909
 Expenses:
   Asset-based charges.........       72,848            90,251           51       31,175     287,348       194
                                    --------          --------        -----     --------  ----------    ------

NET INVESTMENT INCOME (LOSS)...       41,144           (42,287)         (51)      (1,146)    (68,648)    1,715
                                    --------          --------        -----     --------  ----------    ------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................      118,719            13,715           (1)     306,055     478,577        (1)
   Realized gain distribution
    from the Portfolios........           --                --           --           --     231,700        --
                                    --------          --------        -----     --------  ----------    ------
 Net realized gain (loss)......      118,719            13,715           (1)     306,055     710,277        (1)
                                    --------          --------        -----     --------  ----------    ------
                                    ========          ========        =====     ========  ==========    ======

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................      529,485           741,582         (349)     238,882   3,953,287     2,935
                                    --------          --------        -----     --------  ----------    ------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....      648,204           755,297         (350)     544,937   4,663,564     2,934
                                    --------          --------        -----     --------  ----------    ------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................     $689,348          $713,010        $(401)    $543,791  $4,594,916    $4,649
                                    ========          ========        =====     ========  ==========    ======

-----------
The accompanying notes are an integral part of these financial statements. **Denotes Variable Investment Options that invest in shares of a Portfolio of
  AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.
(a)Units were made available on February 19, 2013.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                 AMERICAN
                                                 AMERICAN         FUNDS         AMERICAN
                                   AMERICAN        FUNDS        INSURANCE         FUNDS       AMERICAN FUNDS
                                    FUNDS        INSURANCE   SERIES(R) GLOBAL   INSURANCE   INSURANCE SERIES(R)
                                  INSURANCE      SERIES(R)        SMALL         SERIES(R)      INTERNATIONAL
                                SERIES(R) BOND GLOBAL GROWTH  CAPITALIZATION  GROWTH-INCOME  GROWTH AND INCOME
                                 FUND/SM/(A)    FUND/SM/(B)    FUND/SM/(A)     FUND/SM/(B)      FUND/SM/(B)
                                -------------- ------------- ---------------- ------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $ 23,973       $  652         $  2,014         $ 32            $   43
 Expenses:
   Asset-based charges.........       8,370           63            7,450           23                26
                                   --------       ------         --------         ----            ------

NET INVESTMENT INCOME (LOSS)...      15,603          589           (5,436)           9                17
                                   --------       ------         --------         ----            ------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................      (4,991)          --           13,451           --                --
   Realized gain distribution
    from the Portfolios........       5,997           --               --           --                26
                                   --------       ------         --------         ----            ------
 Net realized gain (loss)......       1,006           --           13,451           --                26
                                   --------       ------         --------         ----            ------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     (39,027)       1,649          106,369          858             1,402
                                   --------       ------         --------         ----            ------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     (38,021)       1,649          119,820          858             1,428
                                   --------       ------         --------         ----            ------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $(22,418)      $2,238         $114,384         $867            $1,445
                                   ========       ======         ========         ====            ======


                                  AMERICAN FUNDS
                                INSURANCE SERIES(R)
                                      MANAGED
                                  RISK ALLOCATION
                                    FUND/SM/(A)
                                -------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................      $ 17,582
 Expenses:
   Asset-based charges.........        12,481
                                     --------

NET INVESTMENT INCOME (LOSS)...         5,101
                                     --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................        41,624
   Realized gain distribution
    from the Portfolios........            --
                                     --------
 Net realized gain (loss)......        41,624
                                     --------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................        99,482
                                     --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....       141,106
                                     --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................      $146,207
                                     ========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on February 19, 2013.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                  AMERICAN FUNDS                                             AXA
                                     INSURANCE          AXA        AXA          AXA      CONSERVATIVE     AXA
                                SERIES(R) NEW WORLD AGGRESSIVE  AGGRESSIVE   BALANCED       GROWTH    CONSERVATIVE
                                    FUND(R)(A)      ALLOCATION* STRATEGY*    STRATEGY*    STRATEGY*    STRATEGY*
                                ------------------- ----------- ----------- ------------ ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................      $ 74,653       $  497,257  $19,066,932 $ 30,019,024 $13,000,147  $ 5,066,703
 Expenses:
   Asset-based charges.........        26,882          278,973    5,389,212   18,314,525   9,525,101    6,157,259
                                     --------       ----------  ----------- ------------ -----------  -----------

NET INVESTMENT INCOME (LOSS)...        47,771          218,284   13,677,720   11,704,499   3,475,046   (1,090,556)
                                     --------       ----------  ----------- ------------ -----------  -----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................        17,804          598,846    3,660,627   10,882,081   6,856,406    3,837,570
   Realized gain distribution
    from the Portfolios........         3,425          570,350    1,757,109    6,657,033   3,043,684    1,587,377
                                     --------       ----------  ----------- ------------ -----------  -----------
 Net realized gain (loss)......        21,229        1,169,196    5,417,736   17,539,114   9,900,090    5,424,947
                                     --------       ----------  ----------- ------------ -----------  -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       222,749        2,903,517   52,475,605  113,795,682  42,543,114    7,702,854
                                     --------       ----------  ----------- ------------ -----------  -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....       243,978        4,072,713   57,893,341  131,334,796  52,443,204   13,127,801
                                     --------       ----------  ----------- ------------ -----------  -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................      $291,749       $4,290,997  $71,571,061 $143,039,295 $55,918,250  $12,037,245
                                     ========       ==========  =========== ============ ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on February 19, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                             AXA          AXA
                                    AXA          AXA      MODERATE     MODERATE-
                                  GROWTH      MODERATE     GROWTH        PLUS     AXA TACTICAL
                                 STRATEGY*   ALLOCATION*  STRATEGY*   ALLOCATION* MANAGER 400*
                                ------------ ----------- ------------ ----------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $ 33,398,189 $1,000,758  $ 79,551,731 $  836,050  $   116,285
 Expenses:
   Asset-based charges.........   13,263,091    728,925    45,021,554    565,147    1,037,996
                                ------------ ----------  ------------ ----------  -----------

NET INVESTMENT INCOME (LOSS)...   20,135,098    271,833    34,530,177    270,903     (921,711)
                                ------------ ----------  ------------ ----------  -----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    9,038,133    505,849    24,464,385    675,918    3,865,361
   Realized gain distribution
    from the Portfolios........    5,968,605  1,705,388    19,285,886  1,369,573    3,169,682
                                ------------ ----------  ------------ ----------  -----------
 Net realized gain (loss)......   15,006,738  2,211,237    43,750,271  2,045,491    7,035,043
                                ------------ ----------  ------------ ----------  -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  117,719,383  3,158,897   358,793,530  4,404,480   12,177,449
                                ------------ ----------  ------------ ----------  -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  132,726,121  5,370,134   402,543,801  6,449,971   19,212,492
                                ------------ ----------  ------------ ----------  -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $152,861,219 $5,641,967  $437,073,978 $6,720,874  $18,290,781
                                ============ ==========  ============ ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                       BLACKROCK     BLACKROCK
                                                            AXA TACTICAL   AXA ULTRA     GLOBAL       GLOBAL
                                AXA TACTICAL AXA TACTICAL     MANAGER     CONSERVATIVE ALLOCATION  OPPORTUNITIES
                                MANAGER 500* MANAGER 2000* INTERNATIONAL*  STRATEGY*   V.I. FUND   V.I. FUND(B)
                                ------------ ------------- -------------- ------------ ----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $   749,846   $    81,760   $        --     $ 1,567    $  651,113      $ 19
 Expenses:
   Asset-based charges.........   2,500,972     1,120,218     1,716,735       2,935       781,005        17
                                -----------   -----------   -----------     -------    ----------      ----

NET INVESTMENT INCOME (LOSS)...  (1,751,126)   (1,038,458)   (1,716,735)     (1,368)     (129,892)        2
                                -----------   -----------   -----------     -------    ----------      ----

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................   8,650,670     4,544,089     2,314,840       3,102       898,085        --
   Realized gain distribution
    from the Portfolios........  11,930,375     6,717,243     9,702,430         633     2,543,567        --
                                -----------   -----------   -----------     -------    ----------      ----
 Net realized gain (loss)......  20,581,045    11,261,332    12,017,270       3,735     3,441,652        --
                                -----------   -----------   -----------     -------    ----------      ----

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  24,278,948    12,972,416    10,621,652         352     3,213,818       752
                                -----------   -----------   -----------     -------    ----------      ----

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  44,859,993    24,233,748    22,638,922       4,087     6,655,470       752
                                -----------   -----------   -----------     -------    ----------      ----

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $43,108,867   $23,195,290   $20,922,187     $ 2,719    $6,525,578      $754
                                ===========   ===========   ===========     =======    ==========      ====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                 BLACKROCK                CHARTER/SM/
                                 LARGE CAP  CHARTER/SM/ ALTERNATIVE 100   CHARTER/SM/     CHARTER/SM/
                                  GROWTH    AGGRESSIVE   CONSERVATIVE   ALTERNATIVE 100 ALTERNATIVE 100   CHARTER/SM/
                                 V.I. FUND  GROWTH*(B)     PLUS*(B)       GROWTH*(B)     MODERATE*(B)   CONSERVATIVE*(B)
                                ----------  ----------  --------------- --------------- --------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $   70,760   $85,273       $ 74,805        $  55,720       $  70,450        $ 63,021
 Expenses:
   Asset-based charges.........    151,775        95             72                3             191             304
                                ----------   -------       --------        ---------       ---------        --------

NET INVESTMENT INCOME (LOSS)...    (81,015)   85,178         74,733           55,717          70,259          62,717
                                ----------   -------       --------        ---------       ---------        --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    266,410        --             --               --              (1)            136
   Realized gain distribution
    from the Portfolios........  1,134,784        --             --               --              --              --
                                ----------   -------       --------        ---------       ---------        --------
 Net realized gain (loss)......  1,401,194        --             --               --              (1)            136
                                ----------   -------       --------        ---------       ---------        --------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  1,768,049    (8,351)       (79,083)        (128,557)       (107,125)        (49,543)
                                ----------   -------       --------        ---------       ---------        --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  3,169,243    (8,351)       (79,083)        (128,557)       (107,126)        (49,407)
                                ----------   -------       --------        ---------       ---------        --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $3,088,228   $76,827       $ (4,350)       $ (72,840)      $ (36,867)       $ 13,310
                                ==========   =======       ========        =========       =========        ========

The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                            CHARTER/SM/               CHARTER/SM       CHARTER/SM      CHARTER/SM/
                                CHARTER/SM/   FIXED     CHARTER/SM/     /INCOME      /INTERNATIONAL   INTERNATIONAL
                                EQUITY*(B)  INCOME*(B)  GROWTH*(B)  STRATEGIES*(B)  CONSERVATIVE*(B)  MODERATE*(B)
                                ----------  ----------  ----------  --------------- ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $ 75,440    $ 59,665    $71,023       $ 91,237         $  59,679       $ 59,040
 Expenses:
   Asset-based charges.........         1          44        901              6                10             --
                                 --------    --------    -------       --------         ---------       --------

NET INVESTMENT INCOME (LOSS)...    75,439      59,621     70,122         91,231            59,669         59,040
                                 --------    --------    -------       --------         ---------       --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................        --          --         (4)            --                --             --
                                 --------    --------    -------       --------         ---------       --------
 Net realized gain (loss)......        --          --         (4)            --                --             --
                                 --------    --------    -------       --------         ---------       --------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    67,736     (83,660)     7,971        (95,665)         (100,331)       (90,225)
                                 --------    --------    -------       --------         ---------       --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    67,736     (83,660)     7,967        (95,665)         (100,331)       (90,225)
                                 --------    --------    -------       --------         ---------       --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $143,175    $(24,039)   $78,089       $ (4,434)        $ (40,662)      $(31,185)
                                 ========    ========    =======       ========         =========       ========

The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                             EATON
                                                                                           DELAWARE VIP(R) VANCE VT
                                                                           DELAWARE VIP(R)  LIMITED-TERM   FLOATING-
                                              CHARTER/SM  DELAWARE VIP(R)     EMERGING       DIVERSIFIED     RATE
                                 CHARTER/SM    /MODERATE    DIVERSIFIED        MARKETS         INCOME       INCOME
                                /MODERATE*(B) GROWTH*(B)  INCOME SERIES(B)    SERIES(B)       SERIES(B)     FUND(B)
                                ------------- ----------- ---------------- --------------- --------------- ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $ 64,394     $ 80,708         $ --            $ --             $--         $459
 Expenses:
   Asset-based charges.........        165          630           62              24              --          141
                                  --------     --------         ----            ----             ---         ----

NET INVESTMENT INCOME (LOSS)...     64,229       80,078          (62)            (24)             --          318
                                  --------     --------         ----            ----             ---         ----

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................        (16)       2,670           20              --              --           --
                                  --------     --------         ----            ----             ---         ----
 Net realized gain (loss)......        (16)       2,670           20              --              --           --
                                  --------     --------         ----            ----             ---         ----

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    (26,659)     (22,706)         180             631              --           --
                                  --------     --------         ----            ----             ---         ----

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (26,675)     (20,036)         200             631              --           --
                                  --------     --------         ----            ----             ---         ----

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $ 37,554     $ 60,042         $138            $607             $--         $318
                                  ========     ========         ====            ====             ===         ====

The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                     EQ/ALLIANCEBERNSTEIN                        EQ/AXA
                                EQ/ALLIANCEBERNSTEIN    SHORT DURATION                          FRANKLIN   EQ/BLACKROCK
                                   DYNAMIC WEALTH         GOVERNMENT      EQ/ALLIANCEBERNSTEIN  SMALL CAP      BASIC
                                    STRATEGIES*            BOND*(B)        SMALL CAP GROWTH*   VALUE CORE* VALUE EQUITY*
                                -------------------- -------------------- -------------------- ----------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................     $  3,364,224           $     --            $   14,236      $   10,736   $ 1,091,075
 Expenses:
   Asset-based charges.........       13,107,234                194               344,442         138,144       821,803
                                    ------------           --------            ----------      ----------   -----------

NET INVESTMENT INCOME (LOSS)...       (9,743,010)              (194)             (330,206)       (127,408)      269,272
                                    ------------           --------            ----------      ----------   -----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................        7,757,747            (20,770)              749,259         491,468     2,265,874
   Realized gain distribution
    from the Portfolios........       39,144,669                 --             2,776,851              --            --
                                    ------------           --------            ----------      ----------   -----------
 Net realized gain (loss)......       46,902,416            (20,770)            3,526,110         491,468     2,265,874
                                    ------------           --------            ----------      ----------   -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       82,917,964               (100)            3,902,036       2,374,131    14,375,195
                                    ------------           --------            ----------      ----------   -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....      129,820,380            (20,870)            7,428,146       2,865,599    16,641,069
                                    ------------           --------            ----------      ----------   -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................     $120,077,370           $(21,064)           $7,097,940      $2,738,191   $16,910,341
                                    ============           ========            ==========      ==========   ===========

                                  EQ/BOSTON
                                   ADVISORS
                                EQUITY INCOME*
                                --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $  458,010
 Expenses:
   Asset-based charges.........      282,142
                                  ----------

NET INVESTMENT INCOME (LOSS)...      175,868
                                  ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................      834,016
   Realized gain distribution
    from the Portfolios........    2,493,483
                                  ----------
 Net realized gain (loss)......    3,327,499
                                  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    1,372,694
                                  ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    4,700,193
                                  ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $4,876,061
                                  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                 EQ/CALVERT  EQ/CAPITAL EQ/COMMON                   EQ/CORE     EQ/DAVIS
                                  SOCIALLY    GUARDIAN    STOCK    EQ/CONVERTIBLE    BOND       NEW YORK
                                RESPONSIBLE* RESEARCH*   INDEX*    SECURITIES*(B)   INDEX*      VENTURE*
                                ------------ ---------- ---------- -------------- -----------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $  5,624   $  171,496 $  119,910    $ 86,221    $ 3,765,902  $  231,558
 Expenses:
   Asset-based charges.........     10,242      147,303     95,641          27      4,460,249     248,807
                                  --------   ---------- ----------    --------    -----------  ----------

NET INVESTMENT INCOME (LOSS)...     (4,618)      24,193     24,269      86,194       (694,347)    (17,249)
                                  --------   ---------- ----------    --------    -----------  ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................     72,645      622,484    227,457          --        267,394     983,062
   Realized gain distribution
    from the Portfolios........         --           --         --          --             --          --
                                  --------   ---------- ----------    --------    -----------  ----------
 Net realized gain (loss)......     72,645      622,484    227,457          --        267,394     983,062
                                  --------   ---------- ----------    --------    -----------  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    131,537    1,891,867  1,501,911     184,846     (8,908,327)  3,540,465
                                  --------   ---------- ----------    --------    -----------  ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    204,182    2,514,351  1,729,368     184,846     (8,640,933)  4,523,527
                                  --------   ---------- ----------    --------    -----------  ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $199,564   $2,538,544 $1,753,637    $271,040    $(9,335,280) $4,506,278
                                  ========   ========== ==========    ========    ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                EQ/EMERGING              EQ/
                                  MARKETS               EQUITY    EQ/EQUITY  EQ/FRANKLIN EQ/FRANKLIN
                                  EQUITY    EQ/ENERGY    500       GROWTH       CORE      TEMPLETON
                                 PLUS*(A)    ETF*(B)    INDEX*      PLUS*     BALANCED*  ALLOCATION*
                                ----------- --------- ---------- ----------  ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $  76,823   $65,089  $  714,636 $   29,473   $176,191   $   88,961
 Expenses:
   Asset-based charges.........      5,503         2     583,876     94,736     97,951      102,863
                                 ---------   -------  ---------- ----------   --------   ----------

NET INVESTMENT INCOME (LOSS)...     71,320    65,087     130,760    (65,263)    78,240      (13,902)
                                 ---------   -------  ---------- ----------   --------   ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    (12,499)       --   1,800,883    302,887    153,214      336,154
                                 ---------   -------  ---------- ----------   --------   ----------
 Net realized gain (loss)......    (12,499)       --   1,800,883    302,887    153,214      336,154
                                 ---------   -------  ---------- ----------   --------   ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   (680,454)   (7,241)  8,004,213  1,431,589    586,029    1,140,374
                                 ---------   -------  ---------- ----------   --------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   (692,953)   (7,241)  9,805,096  1,734,476    739,243    1,476,528
                                 ---------   -------  ---------- ----------   --------   ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $(621,633)  $57,846  $9,935,856 $1,669,213   $817,483   $1,462,626
                                 =========   =======  ========== ==========   ========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on February 19, 2013.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                EQ/GAMCO               EQ/GLOBAL
                                  EQ/GAMCO       SMALL     EQ/GLOBAL    MULTI-    EQ/HIGH YIELD EQ/INTERMEDIATE
                                 MERGERS AND    COMPANY      BOND       SECTOR        BOND        GOVERNMENT
                                ACQUISITIONS*    VALUE*      PLUS*      EQUITY*   PORTFOLIO*(A)      BOND*
                                ------------- -----------  ---------  ----------  ------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $ 34,102    $   298,205  $   1,550  $  101,859   $2,475,398     $   289,818
 Expenses:
   Asset-based charges.........    100,578      1,349,708    166,110     160,708        7,146       1,910,709
                                  --------    -----------  ---------  ----------   ----------     -----------

NET INVESTMENT INCOME (LOSS)...    (66,476)    (1,051,503)  (164,560)    (58,849)   2,468,252      (1,620,891)
                                  --------    -----------  ---------  ----------   ----------     -----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................     63,590      3,811,652   (214,883)    260,697          649         580,398
   Realized gain distribution
    from the Portfolios........    370,303      5,191,674    352,594          --      117,460              --
                                  --------    -----------  ---------  ----------   ----------     -----------
 Net realized gain (loss)......    433,893      9,003,326    137,711     260,697      118,109         580,398
                                  --------    -----------  ---------  ----------   ----------     -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    243,787     21,577,795   (439,778)  1,724,575      419,069      (3,051,064)
                                  --------    -----------  ---------  ----------   ----------     -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    677,680     30,581,121   (302,067)  1,985,272      537,178      (2,470,666)
                                  --------    -----------  ---------  ----------   ----------     -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $611,204    $29,529,618  $(466,627) $1,926,423   $3,005,430     $(4,091,557)
                                  ========    ===========  =========  ==========   ==========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on February 19, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                                EQ/JPMORGAN
                                EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INVESCO     VALUE
                                   CORE PLUS*     EQUITY INDEX*         ETF*         VALUE PLUS*    COMSTOCK*  OPPORTUNITIES*
                                ---------------- ---------------- ---------------- ---------------- ---------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $   64,768       $  160,719        $158,786         $ 43,999     $  302,354   $  149,448
 Expenses:
   Asset-based charges.........       103,937           78,733          60,117           52,650         91,885      103,045
                                   ----------       ----------        --------         --------     ----------   ----------

NET INVESTMENT INCOME (LOSS)...       (39,169)          81,986          98,669           (8,651)       210,469       46,403
                                   ----------       ----------        --------         --------     ----------   ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................       108,225          201,101         (31,445)          88,270        373,827      389,722
   Realized gain distribution
    from the Portfolios........            --               --         513,156               --             --           --
                                   ----------       ----------        --------         --------     ----------   ----------
 Net realized gain (loss)......       108,225          201,101         481,711           88,270        373,827      389,722
                                   ----------       ----------        --------         --------     ----------   ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       963,041          745,149         155,658          525,679      1,132,039    1,590,565
                                   ----------       ----------        --------         --------     ----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     1,071,266          946,250         637,369          613,949      1,505,866    1,980,287
                                   ----------       ----------        --------         --------     ----------   ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $1,032,097       $1,028,236        $736,038         $605,298     $1,716,335   $2,026,690
                                   ==========       ==========        ========         ========     ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                EQ/LARGE   EQ/LARGE    EQ/LARGE   EQ/LARGE    EQ/LARGE   EQ/LORD ABBETT
                                CAP CORE  CAP GROWTH  CAP GROWTH  CAP VALUE   CAP VALUE    LARGE CAP
                                 PLUS*      INDEX*      PLUS*      INDEX*       PLUS*        CORE*
                                --------  ----------  ----------  ---------- ----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $ 15,296  $  105,627  $   18,545  $  127,354 $   74,440     $ 31,409
 Expenses:
   Asset-based charges.........   38,354     138,228     147,145     105,545     94,624       20,600
                                --------  ----------  ----------  ---------- ----------     --------

NET INVESTMENT INCOME (LOSS)...  (23,058)    (32,601)   (128,600)     21,809    (20,184)      10,809
                                --------  ----------  ----------  ---------- ----------     --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................  134,044     519,877     570,293     160,861    397,336       40,470
   Realized gain distribution
    from the Portfolios........  128,270     525,564          --          --         --      235,145
                                --------  ----------  ----------  ---------- ----------     --------
 Net realized gain (loss)......  262,314   1,045,441     570,293     160,861    397,336      275,615
                                --------  ----------  ----------  ---------- ----------     --------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  404,904   1,537,643   2,422,841   1,536,597  1,276,175       58,985
                                --------  ----------  ----------  ---------- ----------     --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  667,218   2,583,084   2,993,134   1,697,458  1,673,511      334,600
                                --------  ----------  ----------  ---------- ----------     --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $644,160  $2,550,483  $2,864,534  $1,719,267 $1,653,327     $345,409
                                ========  ==========  ==========  ========== ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                    EQ/LOW        EQ/MFS                   EQ/MID                 EQ/MONTAG &
                                  VOLATILITY   INTERNATIONAL EQ/MID CAP   CAP VALUE    EQ/MONEY    CALDWELL
                                GLOBAL ETF*(B)    GROWTH*      INDEX*       PLUS*      MARKET*      GROWTH*
                                -------------- ------------- ----------  ----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $ 70,474     $  191,452   $  134,598  $   32,098  $        --  $  113,302
 Expenses:
   Asset-based charges.........          38        256,993      192,141      96,684    1,092,983     188,373
                                   --------     ----------   ----------  ----------  -----------  ----------

NET INVESTMENT INCOME (LOSS)...      70,436        (65,541)     (57,543)    (64,586)  (1,092,983)    (75,071)
                                   --------     ----------   ----------  ----------  -----------  ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................          --        273,216      544,744     536,739          620     807,871
   Realized gain distribution
    from the Portfolios........          --        219,113           --          --          514   1,956,658
                                   --------     ----------   ----------  ----------  -----------  ----------
 Net realized gain (loss)......          --        492,329      544,744     536,739        1,134   2,764,529
                                   --------     ----------   ----------  ----------  -----------  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     (64,693)     1,596,388    2,844,053   1,163,319         (648)    251,228
                                   --------     ----------   ----------  ----------  -----------  ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     (64,693)     2,088,717    3,388,797   1,700,058          486   3,015,757
                                   --------     ----------   ----------  ----------  -----------  ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $  5,743     $2,023,176   $3,331,254  $1,635,472  $(1,092,497) $2,940,686
                                   ========     ==========   ==========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                 EQ/MORGAN                                       EQ/PIMCO   EQ/PIMCO
                                  STANLEY    EQ/MUTUAL EQ/NATURAL                 GLOBAL     ULTRA
                                  MID CAP    LARGE CAP RESOURCES  EQ/OPPENHEIMER   REAL      SHORT
                                  GROWTH*     EQUITY*   PLUS*(A)     GLOBAL*     RETURN*     BOND*
                                -----------  --------- ---------- -------------- --------  ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $        --  $ 19,755   $ 70,311    $  559,117   $  1,408  $ 177,974
 Expenses:
   Asset-based charges.........     554,710    40,958      1,675       285,043      8,399    329,866
                                -----------  --------   --------    ----------   --------  ---------

NET INVESTMENT INCOME (LOSS)...    (554,710)  (21,203)    68,636       274,074     (6,991)  (151,892)
                                -----------  --------   --------    ----------   --------  ---------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................     775,546   159,068        434       985,031    (21,132)   (11,433)
   Realized gain distribution
    from the Portfolios........   2,582,442        --         --            --         --         --
                                -----------  --------   --------    ----------   --------  ---------
 Net realized gain (loss)......   3,357,988   159,068        434       985,031    (21,132)   (11,433)
                                -----------  --------   --------    ----------   --------  ---------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   9,022,589   508,082    170,070     3,025,112    (43,209)  (160,608)
                                -----------  --------   --------    ----------   --------  ---------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  12,380,577   667,150    170,504     4,010,143    (64,341)  (172,041)
                                -----------  --------   --------    ----------   --------  ---------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $11,825,867  $645,947   $239,140    $4,284,217   $(71,332) $(323,933)
                                ===========  ========   ========    ==========   ========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on February 19, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                  EQ/T. ROWE
                                EQ/QUALITY EQ/REAL    EQ/SMALL      PRICE     EQ/TEMPLETON
                                   BOND     ESTATE    COMPANY       GROWTH       GLOBAL
                                  PLUS*    PLUS*(A)    INDEX*       STOCK*      EQUITY*
                                ---------- --------  ----------  -----------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $  82,324  $ 25,359  $  161,649  $        --   $  105,362
 Expenses:
   Asset-based charges.........   306,885     8,594     177,798      600,473      181,889
                                ---------  --------  ----------  -----------   ----------

NET INVESTMENT INCOME (LOSS)...  (224,561)   16,765     (16,149)    (600,473)     (76,527)
                                ---------  --------  ----------  -----------   ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................   (41,348)  (25,298)    425,691    1,593,689      474,902
   Realized gain distribution
    from the Portfolios........        --     1,603   1,308,108           --           --
                                ---------  --------  ----------  -----------   ----------
 Net realized gain (loss)......   (41,348)  (23,695)  1,733,799    1,593,689      474,902
                                ---------  --------  ----------  -----------   ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  (542,953)  (56,968)  1,789,849   12,106,835    2,312,237
                                ---------  --------  ----------  -----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  (584,301)  (80,663)  3,523,648   13,700,524    2,787,139
                                ---------  --------  ----------  -----------   ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $(808,862) $(63,898) $3,507,499  $13,100,051   $2,710,612
                                =========  ========  ==========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on February 19, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                    FIDELITY(R)
                                              EQ/WELLS                               VIP ASSET
                                  EQ/UBS       FARGO        FEDERATED    FEDERATED   MANAGER:   FIDELITY(R) VIP
                                 GROWTH &      OMEGA       HIGH INCOME    KAUFMANN    GROWTH     CONTRAFUND(R)
                                 INCOME*      GROWTH*    BOND FUND II(B) FUND II(B)  PORTFOLIO     PORTFOLIO
                                ----------  -----------  --------------- ---------- ----------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $   43,362  $        --       $ --          $--      $  7,716     $   546,055
 Expenses:
   Asset-based charges.........     59,904      747,666         29           --        15,544         792,316
                                ----------  -----------       ----          ---      --------     -----------

NET INVESTMENT INCOME (LOSS)...    (16,542)    (747,666)       (29)          --        (7,828)       (246,261)
                                ----------  -----------       ----          ---      --------     -----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    125,556    1,508,393         --           --        22,134       1,511,461
   Realized gain distribution
    from the Portfolios........         --   15,876,832         --           --         3,041          19,123
                                ----------  -----------       ----          ---      --------     -----------
 Net realized gain (loss)......    125,556   17,385,225         --           --        25,175       1,530,584
                                ----------  -----------       ----          ---      --------     -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    983,223      (28,834)       213           32       178,917      12,642,136
                                ----------  -----------       ----          ---      --------     -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  1,108,779   17,356,391        213           32       204,092      14,172,720
                                ----------  -----------       ----          ---      --------     -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $1,092,237  $16,608,725       $184          $32      $196,264     $13,926,459
                                ==========  ===========       ====          ===      ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                                             FIDELITY(R)
                                FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP STRATEGIC
                                 FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030   VIP MID CAP    INCOME
                                   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO
                                --------------- --------------- --------------- --------------- ----------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................     $13,314         $11,107        $ 13,863         $ 8,526     $   76,108   $ 1,457,938
 Expenses:
   Asset-based charges.........      12,398           9,825          10,162           6,917        331,056       505,905
                                    -------         -------        --------         -------     ----------   -----------

NET INVESTMENT INCOME (LOSS)...         916           1,282           3,701           1,609       (254,948)      952,033
                                    -------         -------        --------         -------     ----------   -----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................      22,057           9,131           7,539           8,180        511,539      (144,209)
   Realized gain distribution
    from the Portfolios........      11,413           9,748           9,698           6,560      3,549,014       342,195
                                    -------         -------        --------         -------     ----------   -----------
 Net realized gain (loss)......      33,470          18,879          17,237          14,740      4,060,553       197,986
                                    -------         -------        --------         -------     ----------   -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................      63,408          71,533          96,913          72,065      2,904,876    (1,674,429)
                                    -------         -------        --------         -------     ----------   -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....      96,878          90,412         114,150          86,805      6,965,429    (1,476,443)
                                    -------         -------        --------         -------     ----------   -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................     $97,794         $91,694        $117,851         $88,414     $6,710,481   $  (524,410)
                                    =======         =======        ========         =======     ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                FIRST TRUST/DOW                  FRANKLIN     FRANKLIN      FRANKLIN
                                JONES DIVIDEND                    RISING     STRATEGIC   TEMPLETON VIP     GOLDMAN
                                   & INCOME        FRANKLIN     DIVIDENDS      INCOME    FOUNDING FUNDS   SACHS VIT
                                  ALLOCATION        INCOME      SECURITIES   SECURITIES    ALLOCATION   MID CAP VALUE
                                   PORTFOLIO    SECURITIES FUND  FUND(A)        FUND          FUND          FUND
                                --------------- --------------- ----------  -----------  -------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $ 29,766       $1,222,222    $   36,370  $ 1,716,575    $ 626,912     $  110,030
 Expenses:
   Asset-based charges.........      24,485          303,609        82,120      410,903       73,680        215,872
                                   --------       ----------    ----------  -----------    ---------     ----------

NET INVESTMENT INCOME (LOSS)...       5,281          918,613       (45,750)   1,305,672      553,232       (105,842)
                                   --------       ----------    ----------  -----------    ---------     ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................      31,620          169,405       120,302     (177,763)    (216,919)       635,757
   Realized gain distribution
    from the Portfolios........      54,232               --            --      369,130      914,259      1,469,710
                                   --------       ----------    ----------  -----------    ---------     ----------
 Net realized gain (loss)......      85,852          169,405       120,302      191,367      697,340      2,105,467
                                   --------       ----------    ----------  -----------    ---------     ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................      86,342        1,234,779     1,173,734   (1,028,260)    (263,540)     1,784,010
                                   --------       ----------    ----------  -----------    ---------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     172,194        1,404,184     1,294,036     (836,893)     433,800      3,889,477
                                   --------       ----------    ----------  -----------    ---------     ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $177,475       $2,322,797    $1,248,286  $   468,779    $ 987,032     $3,783,635
                                   ========       ==========    ==========  ===========    =========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on February 19, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                 GUGGENHEIM VT    GUGGENHEIM   INVESCO V.I. INVESCO V.I.
                                    GLOBAL      VT MULTI-HEDGE   AMERICAN   BALANCED-RISK     INVESCO      INVESCO V.I.
                                MANAGED FUTURES   STRATEGIES    FRANCHISE    ALLOCATION   V.I. DIVERSIFIED GLOBAL HEALTH
                                 STRATEGY FUND       FUND          FUND        FUND(B)     DIVIDEND FUND   CARE FUND(B)
                                --------------- -------------- ------------ ------------- ---------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................    $     --        $     --      $    965      $   --        $  166,692         $--
 Expenses:
   Asset-based charges.........       8,227          10,106         7,383         414            99,164           1
                                   --------        --------      --------      ------        ----------         ---

NET INVESTMENT INCOME (LOSS)...      (8,227)        (10,106)       (6,418)       (414)           67,528          (1)
                                   --------        --------      --------      ------        ----------         ---

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................     (33,793)         (6,278)       18,158          (2)          589,600          --
   Realized gain distribution
    from the Portfolios........          --              --            --          --                --          --
                                   --------        --------      --------      ------        ----------         ---
 Net realized gain (loss)......     (33,793)         (6,278)       18,158          (2)          589,600          --
                                   --------        --------      --------      ------        ----------         ---

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................      48,936          20,152       165,783       3,285           889,388          24
                                   --------        --------      --------      ------        ----------         ---

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....      15,143          13,874       183,941       3,283         1,478,988          24
                                   --------        --------      --------      ------        ----------         ---

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................    $  6,916        $  3,768      $177,523      $2,869        $1,546,516         $23
                                   ========        ========      ========      ======        ==========         ===

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                INVESCO V.I.                                             INVESCO V.I.
                                   GLOBAL    INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID  SMALL CAP    IVY FUNDS
                                REAL ESTATE   HIGH YIELD  INTERNATIONAL     CAP CORE        EQUITY     VIP ASSET
                                    FUND         FUND      GROWTH FUND    EQUITY FUND        FUND      STRATEGY
                                ------------ ------------ ------------- ---------------- ------------ ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $ 1,623,399   $ 562,675    $  222,265      $   30,677     $       --  $  358,885
 Expenses:
   Asset-based charges.........     575,895     145,994       282,607          77,037         73,605     412,214
                                -----------   ---------    ----------      ----------     ----------  ----------

NET INVESTMENT INCOME (LOSS)...   1,047,504     416,681       (60,342)        (46,360)       (73,605)    (53,329)
                                -----------   ---------    ----------      ----------     ----------  ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................     594,006     198,666       329,790         214,959        454,749     582,295
   Realized gain distribution
    from the Portfolios........          --          --            --         426,444         57,036          --
                                -----------   ---------    ----------      ----------     ----------  ----------
 Net realized gain (loss)......     594,006     198,666       329,790         641,403        511,785     582,295
                                -----------   ---------    ----------      ----------     ----------  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  (1,674,216)   (122,639)    3,007,638         657,660      1,074,673   5,700,162
                                -----------   ---------    ----------      ----------     ----------  ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  (1,080,210)     76,027     3,337,428       1,299,063      1,586,458   6,282,457
                                -----------   ---------    ----------      ----------     ----------  ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $   (32,706)  $ 492,708    $3,277,086      $1,252,703     $1,512,853  $6,229,128
                                ===========   =========    ==========      ==========     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                          IVY FUNDS
                                IVY FUNDS VIP     IVY     VIP GLOBAL  IVY FUNDS  IVY FUNDS VIP IVY FUNDS
                                  DIVIDEND     FUNDS VIP   NATURAL    VIP HIGH       MICRO      VIP MID
                                OPPORTUNITIES   ENERGY    RESOURCES    INCOME    CAP GROWTH(B) CAP GROWTH
                                ------------- ----------  ----------  ---------- ------------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $  184,149   $       --  $       --  $2,792,964    $   --     $       --
 Expenses:
   Asset-based charges.........     172,503      222,502     157,799     879,309        59        344,200
                                 ----------   ----------  ----------  ----------    ------     ----------

NET INVESTMENT INCOME (LOSS)...      11,646     (222,502)   (157,799)  1,913,655       (59)      (344,200)
                                 ----------   ----------  ----------  ----------    ------     ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................     240,196      121,510    (375,468)  1,531,745         1        545,022
   Realized gain distribution
    from the Portfolios........     250,239       49,988          --          --        --        772,088
                                 ----------   ----------  ----------  ----------    ------     ----------
 Net realized gain (loss)......     490,435      171,498    (375,468)  1,531,745         1      1,317,110
                                 ----------   ----------  ----------  ----------    ------     ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   2,364,600    3,374,815   1,224,093   1,383,117     3,374      4,812,365
                                 ----------   ----------  ----------  ----------    ------     ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   2,855,035    3,546,313     848,625   2,914,862     3,375      6,129,475
                                 ----------   ----------  ----------  ----------    ------     ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $2,866,681   $3,323,811  $  690,826  $4,828,517    $3,316     $5,785,275
                                 ==========   ==========  ==========  ==========    ======     ==========

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                           JANUS ASPEN      JPMORGAN
                                                              JANUS ASPEN   JANUS ASPEN      SERIES      INSURANCE TRUST
                                   IVY FUNDS      IVY FUNDS      SERIES       SERIES     INTECH U.S. LOW  INTERNATIONAL
                                VIP SCIENCE AND VIP SMALL CAP   BALANCED   FLEXIBLE BOND   VOLATILLITY       EQUITY
                                  TECHNOLOGY       GROWTH     PORTFOLIO(B) PORTFOLIO(B)   PORTFOLIO(B)    PORTFOLIO(B)
                                --------------- ------------- ------------ ------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $        --    $       --       $ 52         $ 306          $111            $ --
 Expenses:
   Asset-based charges.........       343,150       157,614         27            61            18               4
                                  -----------    ----------       ----         -----          ----            ----

NET INVESTMENT INCOME (LOSS)...      (343,150)     (157,614)        25           245            93              (4)
                                  -----------    ----------       ----         -----          ----            ----

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................       787,812       538,089         --            --            --              --
   Realized gain distribution
    from the Portfolios........     1,246,358            --         --            --            46              --
                                  -----------    ----------       ----         -----          ----            ----
 Net realized gain (loss)......     2,034,170       538,089         --            --            46              --
                                  -----------    ----------       ----         -----          ----            ----

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     8,750,919     3,350,730        582          (435)          (67)            296
                                  -----------    ----------       ----         -----          ----            ----

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    10,785,089     3,888,819        582          (435)          (21)            296
                                  -----------    ----------       ----         -----          ----            ----

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $10,441,939    $3,731,205       $607         $(190)         $ 72            $292
                                  ===========    ==========       ====         =====          ====            ====

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   LAZARD
                                   JPMORGAN                      RETIREMENT  LORD ABBETT LORD ABBETT   LORD ABBETT
                                INSURANCE TRUST    JPMORGAN       EMERGING     SERIES       SERIES    SERIES FUND-
                                   INTREPID     INSURANCE TRUST   MARKETS     FUND-BOND  FUND-CLASSIC    GROWTH
                                    GROWTH      MID CAP GROWTH     EQUITY     DEBENTURE     STOCK     OPPORTUNITIES
                                 PORTFOLIO(B)    PORTFOLIO(B)    PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO
                                --------------- --------------- -----------  ----------- ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................      $ --            $ --       $   916,873   $ 627,824    $ 38,132     $     --
 Expenses:
   Asset-based charges.........         8              15           853,586     112,701      45,966       26,445
                                     ----            ----       -----------   ---------    --------     --------

NET INVESTMENT INCOME (LOSS)...        (8)            (15)           63,287     515,123      (7,834)     (26,445)
                                     ----            ----       -----------   ---------    --------     --------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................        --              --          (266,066)     67,390      80,235       28,924
   Realized gain distribution
    from the Portfolios........        --              --           381,568     234,825     405,525      370,772
                                     ----            ----       -----------   ---------    --------     --------
 Net realized gain (loss)......        --              --           115,502     302,215     485,760      399,696
                                     ----            ----       -----------   ---------    --------     --------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       233             597        (1,568,207)   (347,311)    324,154      175,753
                                     ----            ----       -----------   ---------    --------     --------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....       233             597        (1,452,705)    (45,096)    809,914      575,449
                                     ----            ----       -----------   ---------    --------     --------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................      $225            $582       $(1,389,418)  $ 470,027    $802,080     $549,004
                                     ====            ====       ===========   =========    ========     ========

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                MFS(R)
                                   MFS(R)      INVESTORS    MFS(R)
                                INTERNATIONAL   GROWTH     INVESTORS   MFS(R)     MFS(R)     MFS(R)
                                    VALUE        STOCK       TRUST    RESEARCH  TECHNOLOGY  UTILITIES
                                  PORTFOLIO     SERIES      SERIES    SERIES(B) PORTFOLIO    SERIES
                                ------------- ----------  ----------  --------- ----------  ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $  621,905   $   24,284  $   50,477    $ --    $       --  $  372,284
 Expenses:
   Asset-based charges.........     610,269       80,856      71,683      12       110,558     243,089
                                 ----------   ----------  ----------    ----    ----------  ----------

NET INVESTMENT INCOME (LOSS)...      11,636      (56,572)    (21,206)    (12)     (110,558)    129,195
                                 ----------   ----------  ----------    ----    ----------  ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................   1,084,784      105,263     163,049      --       337,887     597,247
   Realized gain distribution
    from the Portfolios........          --      182,497          --      --         7,694     331,280
                                 ----------   ----------  ----------    ----    ----------  ----------
 Net realized gain (loss)......   1,084,784      287,760     163,049      --       345,581     928,527
                                 ----------   ----------  ----------    ----    ----------  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   7,941,890    1,162,131   1,156,586     708     2,072,403   1,529,560
                                 ----------   ----------  ----------    ----    ----------  ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   9,026,674    1,449,891   1,319,635     708     2,417,984   2,458,087
                                 ----------   ----------  ----------    ----    ----------  ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $9,038,310   $1,393,319  $1,298,429    $696    $2,307,426  $2,587,282
                                 ==========   ==========  ==========    ====    ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                 MFS(R)   MULTIMANAGER              MULTIMANAGER  MULTIMANAGER MULTIMANAGER
                                  VALUE    AGGRESSIVE  MULTIMANAGER INTERNATIONAL  LARGE CAP    LARGE CAP
                                SERIES(B)   EQUITY*     CORE BOND*     EQUITY*    CORE EQUITY*    VALUE*
                                --------- ------------ ------------ ------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $   --    $    9,112  $ 1,199,078    $ 48,947      $ 19,128    $  107,781
 Expenses:
   Asset-based charges.........      53        98,181    1,116,542      51,490        43,983        94,037
                                 ------    ----------  -----------    --------      --------    ----------

NET INVESTMENT INCOME (LOSS)...     (53)      (89,069)      82,536      (2,543)      (24,855)       13,744
                                 ------    ----------  -----------    --------      --------    ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................       1       400,278     (535,797)     81,888       208,908       243,691
   Realized gain distribution
    from the Portfolios........      --            --      209,808          --            --            --
                                 ------    ----------  -----------    --------      --------    ----------
 Net realized gain (loss)......       1       400,278     (325,989)     81,888       208,908       243,691
                                 ------    ----------  -----------    --------      --------    ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   2,213     1,711,420   (2,567,346)    475,946       617,196     1,315,753
                                 ------    ----------  -----------    --------      --------    ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   2,214     2,111,698   (2,893,335)    557,834       826,104     1,559,444
                                 ------    ----------  -----------    --------      --------    ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $2,161    $2,022,629  $(2,810,799)   $555,291      $801,249    $1,573,188
                                 ======    ==========  ===========    ========      ========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                MULTIMANAGER MULTIMANAGER MULTIMANAGER MULTIMANAGER MULTIMANAGER
                                  MID CAP      MID CAP    MULTI-SECTOR  SMALL CAP    SMALL CAP   MULTIMANAGER
                                  GROWTH*       VALUE*       BOND*       GROWTH*       VALUE*    TECHNOLOGY*
                                ------------ ------------ ------------ ------------ ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $       --   $   23,781   $ 102,477    $       --   $   54,822   $       --
 Expenses:
   Asset-based charges.........     115,107       80,000      39,573        79,741      109,981       95,061
                                 ----------   ----------   ---------    ----------   ----------   ----------

NET INVESTMENT INCOME (LOSS)...    (115,107)     (56,219)     62,904       (79,741)     (55,159)     (95,061)
                                 ----------   ----------   ---------    ----------   ----------   ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................     570,069      282,972       3,397       332,077      615,272      364,144
   Realized gain distribution
    from the Portfolios........   2,810,459           --          --            --           --           --
                                 ----------   ----------   ---------    ----------   ----------   ----------
 Net realized gain (loss)......   3,380,528      282,972       3,397       332,077      615,272      364,144
                                 ----------   ----------   ---------    ----------   ----------   ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    (795,843)   1,272,395    (131,176)    1,736,265    1,812,582    1,622,780
                                 ----------   ----------   ---------    ----------   ----------   ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   2,584,685    1,555,367    (127,779)    2,068,342    2,427,854    1,986,924
                                 ----------   ----------   ---------    ----------   ----------   ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $2,469,578   $1,499,148   $ (64,875)   $1,988,601   $2,372,695   $1,891,863
                                 ==========   ==========   =========    ==========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                    PIMCO GLOBAL
                                MUTUAL SHARES         PIMCO          PIMCO EMERGING     BOND       PIMCO REAL  PIMCO TOTAL
                                 SECURITIES   COMMODITYREALRETURN(R)  MARKETS BOND    PORTFOLIO      RETURN      RETURN
                                    FUND        STRATEGY PORTFOLIO     PORTFOLIO    (UNHEDGED)(B)  PORTFOLIO    PORTFOLIO
                                ------------- ---------------------- -------------- ------------- -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $  220,245        $   300,017        $   889,109       $   8     $ 1,102,521  $ 2,476,135
 Expenses:
   Asset-based charges.........     139,112            274,382            265,602          36         986,427    1,728,480
                                 ----------        -----------        -----------       -----     -----------  -----------

NET INVESTMENT INCOME (LOSS)...      81,133             25,635            623,507         (28)        116,094      747,655
                                 ----------        -----------        -----------       -----     -----------  -----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................     364,020         (1,117,476)           174,301          (1)       (623,377)    (414,974)
   Realized gain distribution
    from the Portfolios........          --                 --            152,157         197         519,044    1,057,175
                                 ----------        -----------        -----------       -----     -----------  -----------
 Net realized gain (loss)......     364,020         (1,117,476)           326,458         196        (104,333)     642,201
                                 ----------        -----------        -----------       -----     -----------  -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   1,784,936         (2,161,872)        (2,570,739)       (807)     (7,652,585)  (5,845,056)
                                 ----------        -----------        -----------       -----     -----------  -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   2,148,956         (3,279,348)        (2,244,281)       (611)     (7,756,918)  (5,202,855)
                                 ----------        -----------        -----------       -----     -----------  -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $2,230,089        $(3,253,713)       $(1,620,774)      $(639)    $(7,640,824) $(4,455,200)
                                 ==========        ===========        ===========       =====     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                           SEI VP
                                                         PUTNAM VT   SEI VP     SEI VP     MARKET
                                                          ABSOLUTE  BALANCED CONSERVATIVE  GROWTH
                                 PROFUND    PROFUND VP   RETURN 500 STRATEGY   STRATEGY   STRATEGY
                                 VP BEAR   BIOTECHNOLOGY  FUND(B)   FUND(B)    FUND(B)    FUND(B)
                                ---------  ------------- ---------- -------- ------------ --------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $      --   $       --      $--       $ --      $   --     $   --
 Expenses:
   Asset-based charges.........     8,162      180,868       --         12         210        257
                                ---------   ----------      ---       ----      ------     ------

NET INVESTMENT INCOME (LOSS)...    (8,162)    (180,868)      --        (12)       (210)      (257)
                                ---------   ----------      ---       ----      ------     ------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................  (126,015)   1,509,170       --         --          --         --
   Realized gain distribution
    from the Portfolios........        --           --       --         --          --         --
                                ---------   ----------      ---       ----      ------     ------
 Net realized gain (loss)......  (126,015)   1,509,170       --         --          --         --
                                ---------   ----------      ---       ----      ------     ------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   (67,542)   4,224,544        2        222       1,696      2,859
                                ---------   ----------      ---       ----      ------     ------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  (193,557)   5,733,714        2        222       1,696      2,859
                                ---------   ----------      ---       ----      ------     ------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $(201,719)  $5,552,846      $ 2       $210      $1,486     $2,602
                                =========   ==========      ===       ====      ======     ======

The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                 SEI VP                                        TEMPLETON
                                 MARKET   SEI VP   T. ROWE PRICE    T. ROWE    DEVELOPING TEMPLETON
                                  PLUS   MODERATE     EQUITY      PRICE HEALTH  MARKETS    FOREIGN
                                STRATEGY STRATEGY     INCOME        SCIENCES   SECURITIES SECURITIES
                                FUND(B)  FUND(B)  PORTFOLIO-II(B) PORTFOLIO-II    FUND       FUND
                                -------- -------- --------------- ------------ ---------- ----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................  $   --   $   --      $  261      $        --  $ 130,619  $  165,392
 Expenses:
   Asset-based charges.........      73      312          61          388,871    100,402     104,439
                                 ------   ------      ------      -----------  ---------  ----------

NET INVESTMENT INCOME (LOSS)...     (73)    (312)        200         (388,871)    30,217      60,953
                                 ------   ------      ------      -----------  ---------  ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................       1       --          21        1,458,687    (88,054)    174,245
   Realized gain distribution
    from the Portfolios........      --       --          --        1,564,384         --          --
                                 ------   ------      ------      -----------  ---------  ----------
 Net realized gain (loss)......       1       --          21        3,023,071    (88,054)    174,245
                                 ------   ------      ------      -----------  ---------  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   3,083    2,175       2,852        7,363,795   (116,959)  1,179,537
                                 ------   ------      ------      -----------  ---------  ----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....   3,084    2,175       2,873       10,386,866   (205,013)  1,353,782
                                 ------   ------      ------      -----------  ---------  ----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................  $3,011   $1,863      $3,073      $ 9,997,995  $(174,796) $1,414,735
                                 ======   ======      ======      ===========  =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                        VAN ECK VIP  VAN ECK VIP
                                 TEMPLETON   TEMPLETON    GLOBAL    UNCONSTRAINED
                                GLOBAL BOND    GROWTH      HARD       EMERGING
                                SECURITIES   SECURITIES   ASSETS    MARKETS BOND
                                   FUND         FUND       FUND        FUND(B)
                                -----------  ---------- ----------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios................. $ 4,280,682   $ 46,400  $  140,730      $ --
 Expenses:
   Asset-based charges.........   1,321,123     25,980     421,535        20
                                -----------   --------  ----------      ----

NET INVESTMENT INCOME (LOSS)...   2,959,559     20,420    (280,805)      (20)
                                -----------   --------  ----------      ----

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    (295,314)    93,169    (507,897)       --
   Realized gain distribution
    from the Portfolios........   1,105,214         --     545,568        --
                                -----------   --------  ----------      ----
 Net realized gain (loss)......     809,900     93,169      37,671        --
                                -----------   --------  ----------      ----

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  (3,683,051)   352,370   2,773,917        37
                                -----------   --------  ----------      ----

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....  (2,873,151)   445,539   2,811,588        37
                                -----------   --------  ----------      ----

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................... $    86,408   $465,959  $2,530,783      $ 17
                                ===========   ========  ==========      ====

-----------
The accompanying notes are an integral part of these financial statements.
(b)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                             7TWELVE/TM/ BALANCED          ALL ASSET             ALL ASSET             ALL ASSET
                                 PORTFOLIO(A)        AGGRESSIVE-ALT 25*(C) AGGRESSIVE-ALT 50*(D) AGGRESSIVE-ALT 75*(D)
                           ------------------------  --------------------- --------------------- ---------------------
                               2013         2012             2013                  2013                  2013
                           -----------  -----------  --------------------- --------------------- ---------------------
INCREASE (DECREASE) IN
 NET ASSETS
FROM OPERATIONS:
 Net investment income
   (loss)................. $  (411,829) $   (67,824)      $   14,328            $  109,169            $  109,699
 Net realized gain
   (loss) on investments..     464,863       15,468           18,273                    --                    --
 Change in unrealized
   appreciation
   (depreciation) of
   investments............   2,217,398      442,817          102,180              (125,012)             (176,405)
                           -----------  -----------       ----------            ----------            ----------
 Net increase (decrease)
   in net assets from
   operations.............   2,270,432      390,461          134,781               (15,843)              (66,706)
                           -----------  -----------       ----------            ----------            ----------

CONTRACTOWNERS
 TRANSACTIONS:
 Contributions and
   Transfers:
   Payments received
    from contract owners..  35,844,897   15,922,224        1,862,571                17,773                15,000
   Transfers from
    Separate Account No.
    49....................          --           --               --                    --                    --
   Transfers between
    Variable Investment
    Options including
    guaranteed interest
    account, net..........   1,952,932    1,860,556          244,682                    --                    --
   Redemptions for
    contract benefits
    and terminations......  (1,382,322)    (146,409)          (3,037)                   --                    --
   Contract maintenance
    charges...............      (5,708)          --              (18)                   --                    --
                           -----------  -----------       ----------            ----------            ----------

 Net increase (decrease)
   in net assets from
   contractowners
   transactions...........  36,409,799   17,636,371        2,104,198                17,773                15,000
                           -----------  -----------       ----------            ----------            ----------

 Net increase (decrease)
   in amount retained by
   AXA Equitable in
   Separate Account
   No. 70.................       2,749        1,501              101             4,000,001             3,999,999
                           -----------  -----------       ----------            ----------            ----------

INCREASE (DECREASE) IN
 NET ASSETS...............  38,682,980   18,028,333        2,239,080             4,001,931             3,948,293
NET ASSETS -- BEGINNING
 OF PERIOD................  18,028,333           --               --                    --                    --
                           -----------  -----------       ----------            ----------            ----------

NET ASSETS -- END OF
 PERIOD................... $56,711,313  $18,028,333       $2,239,080            $4,001,931            $3,948,293
                           ===========  ===========       ==========            ==========            ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...................          --           --              214                     2                     2
 Redeemed.................          --           --              (12)                   --                    --
                           -----------  -----------       ----------            ----------            ----------
 Net Increase (Decrease)..          --           --              202                     2                     2
                           ===========  ===========       ==========            ==========            ==========
UNIT ACTIVITY COMMON
 SHARES
 Issued...................       3,936        1,757               --                    --                    --
 Redeemed.................        (552)         (34)              --                    --                    --
                           -----------  -----------       ----------            ----------            ----------
 Net Increase (Decrease)..       3,384        1,723               --                    --                    --
                           ===========  ===========       ==========            ==========            ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          ALL ASSET      ALLIANCEBERNSTEIN VPS
                                      ALL ASSET           MODERATE      BALANCED WEALTH STRATEGY
                                GROWTH-ALT 20*(A)(B)  GROWTH-ALT 15*(C)    PORTFOLIO**(A)(B)
                                --------------------  ----------------- ----------------------
                                   2013       2012          2013           2013         2012
                                ----------  --------  ----------------- ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   14,037  $  8,940     $   17,963     $   41,144   $    2,791
 Net realized gain (loss) on
   investments.................    583,034    23,840         17,449        118,719        2,677
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    324,925    12,828         54,599        529,485       51,642
                                ----------  --------     ----------     ----------   ----------
 Net increase (decrease) in
   net assets from operations..    921,996    45,608         90,011        689,348       57,110
                                ----------  --------     ----------     ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  3,554,574   924,933      3,180,747        518,849    1,186,756
   Transfers from Separate
    Account No. 49.............  5,229,199        --             --      3,080,327           --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   (396,672)   14,624       (639,212)       103,654      178,577
   Redemptions for contract
    benefits and terminations..   (414,504)   (9,446)       (21,328)      (431,829)     (15,387)
   Contract maintenance
    charges....................     (2,089)       --             --           (589)          --
                                ----------  --------     ----------     ----------   ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  7,970,508   930,111      2,520,207      3,270,412    1,349,946
                                ----------  --------     ----------     ----------   ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         --       101            101             --          399
                                ----------  --------     ----------     ----------   ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  8,892,504   975,820      2,610,319      3,959,760    1,407,455
NET ASSETS -- BEGINNING OF
 PERIOD........................    975,820        --             --      1,407,455           --
                                ----------  --------     ----------     ----------   ----------

NET ASSETS -- END OF PERIOD.... $9,868,324  $975,820     $2,610,319     $5,367,215   $1,407,455
                                ==========  ========     ==========     ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................        339        85             --             --           --
 Transferred from Separate
   Account No. 49..............        430        --             --             --           --
 Redeemed......................       (129)       (4)            --             --           --
                                ----------  --------     ----------     ----------   ----------
 Net Increase (Decrease).......        640        81             --             --           --
                                ==========  ========     ==========     ==========   ==========
UNIT ACTIVITY CLASS B
 Issued........................         --        --            354             81          126
 Transferred from Separate
   Account No. 49..............         --        --             --            263           --
 Redeemed......................         --        --           (109)           (65)          (7)
                                ----------  --------     ----------     ----------   ----------
 Net Increase (Decrease).......         --        --            245            279          119
                                ==========  ========     ==========     ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of a Portfolio of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                  ALLIANCEBERNSTEIN
                                  VPS INTERNATIONAL     AMERICAN CENTURY     AMERICAN CENTURY
                                       GROWTH             VP INFLATION       VP LARGE COMPANY   AMERICAN CENTURY VP
                                  PORTFOLIO**(A)(B)   PROTECTION FUND/SM/(D) VALUE FUND(B)(D) MID CAP VALUE FUND(A)(B)
                                --------------------  --------------------   ---------------- -----------------------
                                   2013       2012            2013                 2013           2013        2012
                                ----------  --------  --------------------   ---------------- -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (42,287) $    265        $   (51)            $   (1,146)   $   (68,648) $    6,942
 Net realized gain (loss) on
   investments.................     13,715     1,892             (1)               306,055        710,277       3,775
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    741,582    32,130           (349)               238,882      3,953,287      99,453
                                ----------  --------        -------             ----------    -----------  ----------
 Net increase (decrease) in
   net assets from operations..    713,010    34,287           (401)               543,791      4,594,916     110,170
                                ----------  --------        -------             ----------    -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  1,496,016   483,655         83,864                 85,899      7,597,075   2,208,142
   Transfers from Separate
    Account No. 49.............  4,810,664        --             --              1,608,903      9,649,511          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    121,500    56,190             --                182,098      3,819,278     246,859
   Redemptions for contract
    benefits and terminations..   (203,572)   (4,503)          (473)               (65,748)      (530,944)    (11,626)
   Contract maintenance
    charges....................       (993)       --             --                   (452)        (2,365)         --
                                ----------  --------        -------             ----------    -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  6,223,615   535,342         83,391              1,810,700     20,532,555   2,443,375
                                ----------  --------        -------             ----------    -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         --        98              9                    999            499         100
                                ----------  --------        -------             ----------    -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  6,936,625   569,727         82,999              2,355,490     25,127,970   2,553,645
NET ASSETS -- BEGINNING OF
 PERIOD........................    569,727        --             --                     --      2,553,645          --
                                ----------  --------        -------             ----------    -----------  ----------

NET ASSETS -- END OF PERIOD.... $7,506,352  $569,727        $82,999             $2,355,490    $27,681,615  $2,553,645
                                ==========  ========        =======             ==========    ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................        182        67             --                     --             --          --
 Transferred from Separate
   Account No. 49..............        455        --             --                     --             --          --
 Redeemed......................        (54)      (13)            --                     --             --          --
                                ----------  --------        -------             ----------    -----------  ----------
 Net Increase (Decrease).......        583        54             --                     --             --          --
                                ==========  ========        =======             ==========    ===========  ==========
UNIT ACTIVITY CLASS II
 Issued........................         --        --              8                    107            814         190
 Transferred from Separate
   Account No. 49..............         --        --             --                    128            700          --
 Redeemed......................         --        --             --                    (91)          (128)         (5)
                                ----------  --------        -------             ----------    -----------  ----------
 Net Increase (Decrease).......         --        --              8                    144          1,386         185
                                ==========  ========        =======             ==========    ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements. **Denotes Variable Investment Options that invest in shares of a Portfolio of
  AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                AMERICAN FUNDS
                                                                                 AMERICAN FUNDS                   INSURANCE
                                AMERICAN FUNDS                  AMERICAN FUNDS     INSURANCE     AMERICAN FUNDS   SERIES(R)
                                   INSURANCE    AMERICAN FUNDS    INSURANCE     SERIES(R) GLOBAL   INSURANCE    INTERNATIONAL
                                SERIES(R) ASSET   INSURANCE    SERIES(R) GLOBAL      SMALL         SERIES(R)      GROWTH AND
                                  ALLOCATION    SERIES(R) BOND      GROWTH       CAPITALIZATION  GROWTH-INCOME      INCOME
                                  FUND/SM/(C)    FUND/SM/(D)     FUND/SM/(D)      FUND/SM/(D)     FUND/SM/(D)    FUND/SM/(D)
                                --------------- -------------- ---------------- ---------------- -------------- --------------
                                     2013            2013            2013             2013            2013           2013
                                --------------- -------------- ---------------- ---------------- -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..    $  1,715       $   15,603       $   589         $   (5,436)      $     9        $     17
 Net realized gain (loss) on
   investments.................          (1)           1,006            --             13,451            --              26
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       2,935          (39,027)        1,649            106,369           858           1,402
                                   --------       ----------       -------         ----------       -------        --------
 Net increase (decrease) in
   net assets from operations..       4,649          (22,418)        2,238            114,384           867           1,445
                                   --------       ----------       -------         ----------       -------        --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............     351,222        1,375,349        77,403          1,401,835        64,142         123,699
   Transfers from Separate
    Account No. 49.............          --               --            --                 --            --              --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......          --          108,573            --            366,086            --              --
   Redemptions for contract
    benefits and terminations..          --          (12,577)           --            (23,268)           --              --
   Contract maintenance
    charges....................          --               (4)           --                 (8)           --              --
                                   --------       ----------       -------         ----------       -------        --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.     351,222        1,471,341        77,403          1,744,645        64,142         123,699
                                   --------       ----------       -------         ----------       -------        --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          26               60             4                198            11              12
                                   --------       ----------       -------         ----------       -------        --------

INCREASE (DECREASE) IN NET
 ASSETS........................     355,897        1,448,983        79,645          1,859,227        65,020         125,156
                                   --------       ----------       -------         ----------       -------        --------

NET ASSETS -- END OF PERIOD....    $355,897       $1,448,983       $79,645         $1,859,227       $65,020        $125,156
                                   ========       ==========       =======         ==========       =======        ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 4
 Issued........................          35              170             7                176             6              12
 Redeemed......................          --              (20)           --                (16)           --              --
                                   --------       ----------       -------         ----------       -------        --------
 Net Increase (Decrease).......          35              150             7                160             6              12
                                   ========       ==========       =======         ==========       =======        ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                      AMERICAN FUNDS           AMERICAN FUNDS
                                INSURANCE SERIES(R) MANAGED INSURANCE SERIES(R)       AXA AGGRESSIVE
                                RISK ALLOCATION FUND/SM/(D) NEW WORLD FUND(R)(C)    ALLOCATION*(A)(B)
                                --------------------------- -------------------- -----------------------
                                           2013                     2013             2013        2012
                                --------------------------- -------------------- -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..         $    5,101               $   47,771      $   218,284  $   13,712
 Net realized gain (loss) on
   investments.................             41,624                   21,229        1,169,196      36,221
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................             99,482                  222,749        2,903,517       1,661
                                        ----------               ----------      -----------  ----------
 Net increase (decrease) in
   net assets from operations..            146,207                  291,749        4,290,997      51,594
                                        ----------               ----------      -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............          1,120,469                3,267,446        1,446,783   2,502,755
   Transfers from Separate
    Account No. 49.............                 --                       --       14,747,567          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......            939,717                3,086,702         (397,826)   (273,687)
   Redemptions for contract
    benefits and terminations..            (26,471)                 (21,099)        (793,728)       (169)
   Contract maintenance
    charges....................                 (4)                     (54)          (6,898)         --
                                        ----------               ----------      -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.          2,033,711                6,332,995       14,995,898   2,228,899
                                        ----------               ----------      -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............                101                      500              907          93
                                        ----------               ----------      -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................          2,180,019                6,625,244       19,287,802   2,280,586
NET ASSETS -- BEGINNING OF
 PERIOD........................                 --                       --        2,280,586          --
                                        ----------               ----------      -----------  ----------

NET ASSETS -- END OF PERIOD....         $2,180,019               $6,625,244      $21,568,388  $2,280,586
                                        ==========               ==========      ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................                 --                       --              395         222
 Transferred from Separate
   Account No. 49..............                 --                       --            1,252          --
 Redeemed......................                 --                       --             (372)        (28)
                                        ----------               ----------      -----------  ----------
 Net Increase (Decrease).......                 --                       --            1,275         194
                                        ==========               ==========      ===========  ==========

UNIT ACTIVITY CLASS B
 Issued........................                 --                       --                2          --
 Redeemed......................                 --                       --               --          --
                                        ----------               ----------      -----------  ----------
 Net Increase (Decrease).......                 --                       --                2          --
                                        ==========               ==========      ===========  ==========

UNIT ACTIVITY CLASS 4
 Issued........................                 --                      649               --          --
 Redeemed......................                 --                      (34)              --          --
                                        ----------               ----------      -----------  ----------
 Net Increase (Decrease).......                 --                      615               --          --
                                        ==========               ==========      ===========  ==========

UNIT ACTIVITY CLASS P-2 SHARES
 Issued........................                273                       --               --          --
 Redeemed......................                (82)                      --               --          --
                                        ----------               ----------      -----------  ----------
 Net Increase (Decrease).......                191                       --               --          --
                                        ==========               ==========      ===========  ==========

                                      AXA AGGRESSIVE
                                       STRATEGY*(A)
                                --------------------------
                                    2013          2012
                                ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $ 13,677,720  $    646,885
 Net realized gain (loss) on
   investments.................    5,417,736        78,340
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   52,475,605     2,321,496
                                ------------  ------------
 Net increase (decrease) in
   net assets from operations..   71,571,061     3,046,721
                                ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  418,499,642   105,437,991
   Transfers from Separate
    Account No. 49.............           --            --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  139,904,372    15,654,245
   Redemptions for contract
    benefits and terminations..   (9,986,845)     (230,132)
   Contract maintenance
    charges....................   (2,407,511)         (568)
                                ------------  ------------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  546,009,658   120,861,536
                                ------------  ------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............       17,397         9,001
                                ------------  ------------

INCREASE (DECREASE) IN NET
 ASSETS........................  617,598,116   123,917,258
NET ASSETS -- BEGINNING OF
 PERIOD........................  123,917,258            --
                                ------------  ------------

NET ASSETS -- END OF PERIOD.... $741,515,374  $123,917,258
                                ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................           --            --
 Transferred from Separate
   Account No. 49..............           --            --
 Redeemed......................           --            --
                                ------------  ------------
 Net Increase (Decrease).......           --            --
                                ============  ============

UNIT ACTIVITY CLASS B
 Issued........................       48,315        12,009
 Redeemed......................       (1,938)         (175)
                                ------------  ------------
 Net Increase (Decrease).......       46,377        11,834
                                ============  ============

UNIT ACTIVITY CLASS 4
 Issued........................           --            --
 Redeemed......................           --            --
                                ------------  ------------
 Net Increase (Decrease).......           --            --
                                ============  ============

UNIT ACTIVITY CLASS P-2 SHARES
 Issued........................           --            --
 Redeemed......................           --            --
                                ------------  ------------
 Net Increase (Decrease).......           --            --
                                ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                AXA CONSERVATIVE GROWTH        AXA CONSERVATIVE
                                AXA BALANCED STRATEGY*(A)(B)        STRATEGY*(A)(B)            STRATEGY*(A)(B)
                                ----------------------------  --------------------------  -------------------------
                                     2013           2012          2013          2012          2013          2012
                                --------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATION:
 Net investment income (loss).. $   11,704,499  $    579,159  $  3,475,046  $    408,222  $ (1,090,556) $   284,444
 Net realized gain (loss) on
   investments.................     17,539,114        48,392     9,900,090        34,439     5,424,947       41,743
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    113,795,682     1,724,949    42,543,114       846,873     7,702,854       29,478
                                --------------  ------------  ------------  ------------  ------------  -----------
 Net increase (decrease) in
   net assets from operations..    143,039,295     2,352,500    55,918,250     1,289,534    12,037,245      355,665
                                --------------  ------------  ------------  ------------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    463,721,740   144,121,930   219,631,938    94,886,476   135,826,745   62,616,861
   Transfers from Separate
    Account No. 49.............    744,206,413            --   389,754,452            --   269,945,716           --
   Transfers between Variable
    Invetment Options
    including guaranteed
    interest account, net......    182,313,676    25,575,432    77,131,529    18,159,397    19,450,349   12,764,572
   Redemptions for contract
    benefits and terminations..    (30,935,713)     (247,459)  (20,396,892)     (261,685)  (16,932,667)    (302,306)
   Contract maintenance
    charges....................    (15,627,549)           --    (8,416,003)           --    (5,643,400)        (393)
                                --------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  1,343,678,567   169,449,903   657,705,024   112,784,188   402,646,743   75,078,734
                                --------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          4,499         7,200         7,502         7,201         5,999        4,500
                                --------------  ------------  ------------  ------------  ------------  -----------

INCREASE (DECREASE) IN NET
 ASSETS........................  1,486,722,361   171,809,603   713,630,776   114,080,923   414,689,987   75,438,899
NET ASSETS -- BEGINNING OF
 PERIOD........................    171,809,603            --   114,080,923            --    75,438,899           --
                                --------------  ------------  ------------  ------------  ------------  -----------

NET ASSETS -- END OF PERIOD.... $1,658,531,964  $171,809,603  $827,711,699  $114,080,923  $490,128,886  $75,438,899
                                ==============  ============  ============  ============  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................         54,643        15,337        27,979        10,330        22,418        7,166
 Transferred from Separate
   Account No. 49..............         63,621            --        34,074            --        24,526           --
 Redeemed......................         (5,448)          (91)       (5,300)          (71)      (10,376)        (179)
                                --------------  ------------  ------------  ------------  ------------  -----------
 Net Increase (Decrease).......        112,816        15,246        56,753        10,259        36,568        6,987
                                ==============  ============  ============  ============  ============  ===========

 Net increase (decrease) in
   net assets from
   contractowners transactions.  1,343,678,567   169,449,903   657,705,024   112,784,188   402,646,743   75,078,734

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    AXA MODERATE            AXA MODERATE GROWTH
                                 AXA GROWTH STRATEGY*(A)(B)      ALLOCATION*(A)(B)            STRATEGY*(A)(B)
                                ----------------------------  -----------------------  ----------------------------
                                     2013           2012          2013        2012          2013           2012
                                --------------  ------------  -----------  ----------  --------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   20,135,098  $    524,053  $   271,833  $   22,778  $   34,530,177  $    873,525
 Net realized gain (loss) on
   investments.................     15,006,738       153,955    2,211,237      76,045      43,750,271        70,310
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    117,719,383     2,675,867    3,158,897      95,605     358,793,530     4,704,827
                                --------------  ------------  -----------  ----------  --------------  ------------
 Net increase (decrease) in
   net assets from operations..    152,861,219     3,353,875    5,641,967     194,428     437,073,978     5,648,662
                                --------------  ------------  -----------  ----------  --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    611,461,248   136,767,907   19,153,097   6,801,276     847,711,476   262,936,106
   Transfers from Separate
    Account No. 49.............    338,942,925            --   35,337,619          --   2,092,578,678            --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    199,994,426    22,598,319     (786,767)    814,569     312,391,082    43,960,068
   Redemptions for contract
    benefits and terminations..    (15,349,878)     (255,307)  (2,231,625)   (185,010)    (70,096,546)     (490,853)
   Contract maintenance
    charges....................     (9,386,638)         (120)     (13,089)         --     (40,299,053)         (359)
                                --------------  ------------  -----------  ----------  --------------  ------------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  1,125,662,083   159,110,799   51,459,235   7,430,835   3,142,285,637   306,404,962
                                --------------  ------------  -----------  ----------  --------------  ------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         19,501         7,700       65,002         601              --        14,899
                                --------------  ------------  -----------  ----------  --------------  ------------

INCREASE (DECREASE) IN NET
 ASSETS........................  1,278,542,803   162,472,374   57,166,204   7,625,864   3,579,359,615   312,068,523
NET ASSETS -- BEGINNING OF
 PERIOD........................    162,472,374            --    7,625,864          --     312,068,523            --
                                --------------  ------------  -----------  ----------  --------------  ------------

NET ASSETS -- END OF PERIOD.... $1,441,015,177  $162,472,374  $64,792,068  $7,625,864  $3,891,428,138  $312,068,523
                                ==============  ============  ===========  ==========  ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................             --            --        2,107         723              --            --
 Transferred from Separate
   Account No. 49..............             --            --        3,113          --              --            --
 Redeemed......................             --            --         (802)        (52)             --            --
                                --------------  ------------  -----------  ----------  --------------  ------------
 Net Increase (Decrease).......             --            --        4,418         671              --            --
                                ==============  ============  ===========  ==========  ==============  ============

UNIT ACTIVITY CLASS B
 Issued........................         64,207        14,282           30          --          92,728        27,399
 Transferred from Separate
   Account No. 49..............         26,085            --           --          --         178,809            --
 Redeemed......................         (3,649)         (219)          --          --          (8,848)          (77)
                                --------------  ------------  -----------  ----------  --------------  ------------
 Net Increase (Decrease).......         86,643        14,063           30          --         262,689        27,322
                                ==============  ============  ===========  ==========  ==============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         AXA TACTICAL AXA TACTICAL  AXA TACTICAL    AXA TACTICAL
                                   AXA MODERATE-PLUS       MANAGER      MANAGER       MANAGER          MANAGER
                                   ALLOCATION*(A)(B)       400*(B)      500*(B)       2000*(B)    INTERNATIONAL*(B)
                                -----------------------  ------------ ------------  ------------  -----------------
                                    2013        2012         2013         2013          2013            2013
                                -----------  ----------  ------------ ------------  ------------  -----------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   270,903  $   14,511  $  (921,711) $ (1,751,126) $ (1,038,458)   $ (1,716,735)
 Net realized gain (loss) on
   investments.................   2,045,491      70,212    7,035,043    20,581,045    11,261,332      12,017,270
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   4,404,480      76,473   12,177,449    24,278,948    12,972,416      10,621,652
                                -----------  ----------  -----------  ------------  ------------    ------------
 Net increase (decrease) in
   net assets from operations..   6,720,874     161,196   18,290,781    43,108,867    23,195,290      20,922,187
                                -----------  ----------  -----------  ------------  ------------    ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   3,814,766   4,388,897    4,091,816     6,471,818     3,218,760       4,802,686
   Transfers from Separate
    Account No. 49.............  32,282,190          --   63,476,172   152,408,774    69,827,439     111,590,130
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  (2,375,358)    189,701   (5,665,923)  (12,092,600)  (10,106,118)     (6,943,783)
   Redemptions for contract
    benefits and terminations..  (2,751,949)   (129,388)  (2,271,104)   (4,790,865)   (2,389,437)     (3,632,855)
   Contract maintenance
    charges....................     (14,017)         --     (967,865)   (2,387,954)   (1,065,364)     (1,679,029)
                                -----------  ----------  -----------  ------------  ------------    ------------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  30,955,632   4,449,210   58,663,096   139,609,173    59,485,280     104,137,149
                                -----------  ----------  -----------  ------------  ------------    ------------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............      10,000         599           --            --            --              --
                                -----------  ----------  -----------  ------------  ------------    ------------

INCREASE (DECREASE) IN NET
 ASSETS........................  37,686,506   4,611,005   76,953,877   182,718,040    82,680,570     125,059,336
NET ASSETS -- BEGINNING OF
 PERIOD........................   4,611,005          --           --            --            --              --
                                -----------  ----------  -----------  ------------  ------------    ------------

NET ASSETS -- END OF PERIOD.... $42,297,511  $4,611,005  $76,953,877  $182,718,040  $ 82,680,570    $125,059,336
                                ===========  ==========  ===========  ============  ============    ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................         467         421           --            --            --              --
 Transferred from Separate
   Account No. 49..............       2,787          --           --            --            --              --
 Redeemed......................        (597)        (23)          --            --            --              --
                                -----------  ----------  -----------  ------------  ------------    ------------
 Net Increase (Decrease).......       2,657         398           --            --            --              --
                                ===========  ==========  ===========  ============  ============    ============

UNIT ACTIVITY CLASS B
 Issued........................          47          --          694         1,607           533             964
 Transferred from Separate
   Account No. 49..............          --          --        4,831        12,549         5,328          11,384
 Redeemed......................          --          --         (980)       (2,466)       (1,180)         (1,659)
                                -----------  ----------  -----------  ------------  ------------    ------------
 Net Increase (Decrease).......          47          --        4,545        11,690         4,681          10,689
                                ===========  ==========  ===========  ============  ============    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        BLACKROCK GLOBAL
                                    AXA ULTRA                    BLACKROCK GLOBAL        OPPORTUNITIES
                                CONSERVATIVE STRATEGY*(A)(B) ALLOCATION V.I. FUND(A)(B)   V.I. FUND(D)
                                ---------------------------  -------------------------  ----------------
                                  2013           2012            2013         2012            2013
                                   --------       ------     -----------   ----------   ----------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $ (1,368)       $   93       $  (129,892)  $   78,922       $     2
 Net realized gain (loss) on
   investments.................    3,735           618         3,441,652       39,674            --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................      352            (4)        3,213,818      102,141           752
                                   --------       ------     -----------   ----------       -------
 Net increase (decrease) in
   net assets from operations..    2,719           707         6,525,578      220,737           754
                                   --------       ------     -----------   ----------       -------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    6,050            --        15,229,477    6,274,823        25,893
   Transfers from Separate
    Account No. 49.............  192,887            --        37,314,990           --            --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  276,139         1,515           448,051    1,206,802            --
   Redemptions for contract
    benefits and terminations..  (79,363)           --        (2,468,387)     (25,401)           --
   Contract maintenance
    charges....................   (2,701)         (698)           (8,889)          --            --
                                   --------       ------     -----------   ----------       -------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  393,012           817        50,515,242    7,456,224        25,893
                                   --------       ------     -----------   ----------       -------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............       --           101               569          817             5
                                   --------       ------     -----------   ----------       -------

INCREASE (DECREASE) IN NET
 ASSETS........................  395,731         1,625        57,041,389    7,677,778        26,652
NET ASSETS -- BEGINNING OF
 PERIOD........................    1,625            --         7,677,778           --            --
                                   --------       ------     -----------   ----------       -------

NET ASSETS -- END OF PERIOD.... $397,356        $1,625       $64,719,167   $7,677,778       $26,652
                                   ========       ======     ===========   ==========       =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................      105            35                --           --            --
 Transferred from Separate
   Account No. 49..............       19            --                --           --            --
 Redeemed......................      (85)          (35)               --           --            --
                                   --------       ------     -----------   ----------       -------
 Net Increase (Decrease).......       39            --                --           --            --
                                   ========       ======     ===========   ==========       =======
UNIT ACTIVITY CLASS III
 Issued........................       --            --             1,877          704             3
 Transferred from Separate
   Account No. 49..............       --            --             3,309           --            --
 Redeemed......................       --            --              (763)         (24)           --
                                   --------       ------     -----------   ----------       -------
 Net Increase (Decrease).......       --            --             4,423          680             3
                                   ========       ======     ===========   ==========       =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                       CHARTER/SM/
                                                         CHARTER/SM/ ALTERNATIVE 100   CHARTER/SM/      CHARTER/SM
                                  BLACKROCK LARGE CAP    AGGRESSIVE   CONSERVATIVE   ALTERNATIVE 100 /ALTERNATIVE 100
                                 GROWTH V.I. FUND(A)(B)  GROWTH*(D)     PLUS*(D)       GROWTH*(D)      MODERATE*(D)
                                -----------------------  ----------  --------------- --------------- ----------------
                                    2013        2012        2013          2013            2013             2013
                                -----------  ----------  ----------  --------------- --------------- ----------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   (81,015) $    9,207  $   85,178    $   74,733      $   55,717       $   70,259
 Net realized gain (loss) on
   investments.................   1,401,194      87,556          --            --              --               (1)
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   1,768,049     (90,225)     (8,351)      (79,083)       (128,557)        (107,125)
                                -----------  ----------  ----------    ----------      ----------       ----------
 Net increase (decrease) in
   net assets from operations..   3,088,228       6,538      76,827        (4,350)        (72,840)         (36,867)
                                -----------  ----------  ----------    ----------      ----------       ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   5,234,385   1,177,277     127,227       133,767          19,752          305,783
   Transfers from Separate
    Account No. 49.............   6,521,118          --          --            --              --               --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     (89,337)      2,813          --            --              --               --
   Redemptions for contract
    benefits and terminations..    (458,475)    (10,344)         --            --              --               --
   Contract maintenance
    charges....................      (1,928)         --          --            --              --               --
                                -----------  ----------  ----------    ----------      ----------       ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  11,205,763   1,169,746     127,227       133,767          19,752          305,783
                                -----------  ----------  ----------    ----------      ----------       ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............       1,940       2,721   4,000,000     4,000,000       3,999,999        4,000,000
                                -----------  ----------  ----------    ----------      ----------       ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  14,295,931   1,179,005   4,204,054     4,129,417       3,946,911        4,268,916
NET ASSETS -- BEGINNING OF
 PERIOD........................   1,179,005          --          --            --              --               --
                                -----------  ----------  ----------    ----------      ----------       ----------

NET ASSETS -- END OF PERIOD.... $15,474,936  $1,179,005  $4,204,054    $4,129,417      $3,946,911       $4,268,916
                                ===========  ==========  ==========    ==========      ==========       ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................          --          --          13            14               2               31
                                -----------  ----------  ----------    ----------      ----------       ----------
 Net Increase (Decrease).......          --          --          13            14               2               31
                                ===========  ==========  ==========    ==========      ==========       ==========

UNIT ACTIVITY CLASS III
 Issued........................         498          94          --            --              --               --
 Transferred from Separate
   Account No. 49..............         490          --          --            --              --               --
 Redeemed......................        (194)         (6)         --            --              --               --
                                -----------  ----------  ----------    ----------      ----------       ----------
 Net Increase (Decrease).......         794          88          --            --              --               --
                                ===========  ==========  ==========    ==========      ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                 CHARTER/SM
                                  CHARTER/SM/    CHARTER/SM  CHARTER/SM/ FIXED CHARTER/SM/ CHARTER/SM /INCOME  /INTERNATIONAL
                                CONSERVATIVE*(D) /EQUITY*(D)   INCOME*(D)      GROWTH*(D)   STRATEGIES*(D)    CONSERVATIVE*(D)
                                ---------------- ----------- ---------------   ----------  ----------------   -----------------
                                      2013          2013          2013            2013           2013               2013
                                ---------------- ----------- ---------------   ----------  ----------------   -----------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..    $   62,717    $   75,439    $   59,621      $   70,122     $   91,231         $   59,669
 Net realized gain (loss) on
   investments.................           136            --            --              (4)            --                 --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       (49,543)       67,736       (83,660)          7,971        (95,665)          (100,331)
                                   ----------    ----------    ----------      ----------     ----------         ----------
 Net increase (decrease) in
   net assets from operations..        13,310       143,175       (24,039)         78,089         (4,434)           (40,662)
                                   ----------    ----------    ----------      ----------     ----------         ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............       696,267        35,657        53,549         470,628         19,839             19,502
   Transfers from Separate
    Account No. 49.............            --            --            --              --             --                 --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......         2,216            --         2,216       1,236,393          1,583                 --
   Redemptions for contract
    benefits and terminations..        (1,500)           --            --              --             --                 --
                                   ----------    ----------    ----------      ----------     ----------         ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.       696,983        35,657        55,765       1,707,021         21,422             19,502
                                   ----------    ----------    ----------      ----------     ----------         ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............     3,999,999     3,999,999     4,000,000       4,000,000      3,999,999          4,000,000
                                   ----------    ----------    ----------      ----------     ----------         ----------

INCREASE (DECREASE) IN NET
 ASSETS........................     4,710,292     4,178,831     4,031,726       5,785,110      4,016,987          3,978,840
                                   ----------    ----------    ----------      ----------     ----------         ----------

NET ASSETS -- END OF PERIOD....    $4,710,292    $4,178,831    $4,031,726      $5,785,110     $4,016,987         $3,978,840
                                   ==========    ==========    ==========      ==========     ==========         ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................            76             3             5             171              2                  2
 Redeemed......................            (6)           --            --              --             --                 --
                                   ----------    ----------    ----------      ----------     ----------         ----------
 Net Increase (Decrease).......            70             3             5             171              2                  2
                                   ==========    ==========    ==========      ==========     ==========         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                             DELAWARE VIP(R)
                                 CHARTER/SM/               CHARTER/SM/   DELAWARE VIP(R)   DELAWARE VIP(R)     LIMITED-TERM
                                INTERNATIONAL CHARTER/SM/    MODERATE   DIVERSIFIED INCOME EMERGING MARKETS DIVERSIFIED INCOME
                                MODERATE*(D)  MODERATE*(D)  GROWTH*(D)      SERIES(D)         SERIES(D)         SERIES(D)
                                ------------- ------------ -----------  ------------------ ---------------- ------------------
                                    2013          2013         2013            2013              2013              2013
                                ------------- ------------ -----------  ------------------ ---------------- ------------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..  $   59,040    $   64,229  $    80,078       $    (62)         $   (24)            $ --
 Net realized gain (loss) on
   investments.................          --           (16)       2,670             20               --               --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     (90,225)      (26,659)     (22,706)           180              631               --
                                 ----------    ----------  -----------       --------          -------             ----
 Net increase (decrease) in
   net assets from operations..     (31,185)       37,554       60,042            138              607               --
                                 ----------    ----------  -----------       --------          -------             ----

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............       2,149       460,477    1,625,164        144,533           45,845              220
   Transfers from Separate
    Account No. 49.............          --            --           --             --               --               --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......          --       (15,828)  (1,252,225)            --               --               --
   Redemptions for contract
    benefits and terminations..          --        (1,500)          --         (1,129)             (32)              --
                                 ----------    ----------  -----------       --------          -------             ----

 Net increase (decrease) in
   net assets from
   contractowners transactions.       2,149       443,149      372,939        143,404           45,813              220
                                 ----------    ----------  -----------       --------          -------             ----

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............   4,000,000     4,000,000    4,000,000             10                6               --
                                 ----------    ----------  -----------       --------          -------             ----

INCREASE (DECREASE) IN NET
 ASSETS........................   3,970,964     4,480,703    4,432,981        143,552           46,426              220
                                 ----------    ----------  -----------       --------          -------             ----

NET ASSETS -- END OF PERIOD....  $3,970,964    $4,480,703  $ 4,432,981       $143,552          $46,426             $220
                                 ==========    ==========  ===========       ========          =======             ====

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................          --            46          163             --               --               --
 Redeemed......................          --            (2)        (125)            --               --               --
                                 ----------    ----------  -----------       --------          -------             ----
 Net Increase (Decrease).......          --            44           38             --               --               --
                                 ==========    ==========  ===========       ========          =======             ====

UNIT ACTIVITY SERVICE CLASS
 Issued........................          --            --           --             16                5               --
 Redeemed......................          --            --           --             (1)              --               --
                                 ----------    ----------  -----------       --------          -------             ----
 Net Increase (Decrease).......          --            --           --             15                5               --
                                 ==========    ==========  ===========       ========          =======             ====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                EATON VANCE VT                               EQ/ALLIANCEBERNSTEIN
                                FLOATING-RATE  EQ/ALLIANCEBERNSTEIN DYNAMIC     SHORT DURATION      EQ/ALLIANCEBERNSTEIN
                                INCOME FUND(D)   WEALTH STRATEGIES*(A)(B)    GOVERNMENT BOND*(D)  SMALL CAP GROWTH*(A)(B)
                                -------------- ----------------------------  -------------------- -----------------------
                                     2013           2013           2012              2013             2013        2012
                                -------------- --------------  ------------  -------------------- -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..    $    318    $   (9,743,010) $    (99,667)       $   (194)      $  (330,206) $   (3,449)
 Net realized gain (loss) on
   investments.................          --        46,902,416       947,354         (20,770)        3,526,110     124,401
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................          --        82,917,964     4,034,893            (100)        3,902,036     (40,280)
                                   --------    --------------  ------------        --------       -----------  ----------
 Net increase (decrease) in
   net assets from operations..         318       120,077,370     4,882,580         (21,064)        7,097,940      80,672
                                   --------    --------------  ------------        --------       -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............     289,658       457,059,843   179,793,527         233,959         7,536,749   2,058,271
   Transfers from Separate
    Account No. 49.............          --       338,507,076            --              --        13,415,226          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......         708       220,114,220    34,702,584          (4,500)        3,843,221     257,567
   Redemptions for contract
    benefits and terminations..        (263)      (15,117,194)     (287,464)             --          (741,988)    (19,423)
   Contract maintenance
    charges....................          --       (10,425,083)         (331)             --          (171,443)         --
                                   --------    --------------  ------------        --------       -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.     290,103       990,138,862   214,208,316         229,459        23,881,765   2,296,415
                                   --------    --------------  ------------        --------       -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          34             3,434         4,164          20,788               998         100
                                   --------    --------------  ------------        --------       -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................     290,455     1,110,219,666   219,095,060         229,183        30,980,703   2,377,187
NET ASSETS -- BEGINNING OF
 PERIOD........................          --       219,095,060            --              --         2,377,187          --
                                   --------    --------------  ------------        --------       -----------  ----------

NET ASSETS -- END OF PERIOD....    $290,455    $1,329,314,726  $219,095,060        $229,183       $33,357,890  $2,377,187
                                   ========    ==============  ============        ========       ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................          --                --            --              --               536         158
 Transferred from Separate
   Account No. 49..............          --                --            --              --               408          --
 Redeemed......................          --                --            --              --              (116)         (6)
                                   --------    --------------  ------------        --------       -----------  ----------
 Net Increase (Decrease).......          --                --            --              --               828         152
                                   ========    ==============  ============        ========       ===========  ==========

UNIT ACTIVITY CLASS B
 Issued........................          --            64,278        21,897              23               206          --
 Transferred from Separate
   Account No. 49..............          --            33,559            --              --               367          --
 Redeemed......................          --            (4,405)         (183)             --               (87)         --
                                   --------    --------------  ------------        --------       -----------  ----------
 Net Increase (Decrease).......          --            93,432        21,714              23               486          --
                                   ========    ==============  ============        ========       ===========  ==========

UNIT ACTIVITY COMMON SHARES
 Issued........................          29                --            --              --                --          --
                                   --------    --------------  ------------        --------       -----------  ----------
 Net Increase (Decrease).......          29                --            --              --                --          --
                                   ========    ==============  ============        ========       ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                EQ/AXA FRANKLIN SMALL     EQ/BLACKROCK BASIC       EQ/BOSTON ADVISORS
                                CAP VALUE CORE*(A)(B)    VALUE EQUITY*(A)(B)      EQUITY INCOME*(A)(B)
                                ---------------------  -----------------------  -----------------------
                                    2013       2012        2013        2012         2013        2012
                                -----------  --------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (127,408) $  1,072  $   269,272  $   71,837  $   175,868  $   42,226
 Net realized gain (loss) on
   investments.................     491,468     1,279    2,265,874       7,146    3,327,499      36,166
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   2,374,131    19,203   14,375,195     181,854    1,372,694      19,010
                                -----------  --------  -----------  ----------  -----------  ----------
 Net increase (decrease) in
   net assets from operations..   2,738,191    21,554   16,910,341     260,837    4,876,061      97,402
                                -----------  --------  -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   1,337,047   309,989   18,977,545   6,360,782    6,820,715   2,509,234
   Transfers from Separate
    Account No. 49.............   7,172,427        --   33,521,596          --    9,294,112          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (239,422)   31,048    3,049,936     478,646    1,547,739     467,410
   Redemptions for contract
    benefits and terminations..    (200,798)     (977)  (1,601,267)    (30,364)    (516,946)    (16,822)
   Contract maintenance
    charges....................     (88,466)       --       (9,067)         --      (73,908)         --
                                -----------  --------  -----------  ----------  -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.   7,980,788   340,060   53,938,743   6,809,064   17,071,712   2,959,822
                                -----------  --------  -----------  ----------  -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         498        99       20,001         701          979         120
                                -----------  --------  -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  10,719,477   361,713   70,869,085   7,070,602   21,948,752   3,057,344
NET ASSETS -- BEGINNING OF
 PERIOD........................     361,713        --    7,070,602          --    3,057,344          --
                                -----------  --------  -----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD.... $11,081,190  $361,713  $77,939,687  $7,070,602  $25,006,096  $3,057,344
                                ===========  ========  ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................         101        28        1,918         581          644         234
 Transferred from Separate
   Account No. 49..............         163        --        2,719          --          438          --
 Redeemed......................         (61)       (1)        (586)         (7)        (193)         (3)
                                -----------  --------  -----------  ----------  -----------  ----------
 Net Increase (Decrease).......         203        27        4,051         574          889         231
                                ===========  ========  ===========  ==========  ===========  ==========
UNIT ACTIVITY CLASS B
 Issued........................         138        --           45          --          413          --
 Transferred from Separate
   Account No. 49..............         494        --           --          --          840          --
 Redeemed......................        (122)       --           --          --         (152)         --
                                -----------  --------  -----------  ----------  -----------  ----------
 Net Increase (Decrease).......         510        --           45          --        1,101          --
                                ===========  ========  ===========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                  EQ/CALVERT
                                   SOCIALLY      EQ/CAPITAL GUARDIAN      EQ/COMMON STOCK     EQ/CONVERTIBLE
                                RESPONSIBLE*(B)    RESEARCH*(A)(B)          INDEX*(A)(B)      SECURITIES*(D)
                                --------------- ---------------------  ---------------------  --------------
                                     2013           2013       2012        2013       2012         2013
                                --------------- -----------  --------  -----------  --------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..    $ (4,618)    $    24,193  $  2,441  $    24,269  $  9,324   $    86,194
 Net realized gain (loss) on
   investments.................      72,645         622,484     7,324      227,457     1,436            --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     131,537       1,891,867    12,815    1,501,911    20,156       184,846
                                   --------     -----------  --------  -----------  --------   -----------
 Net increase (decrease) in
   net assets from operations..     199,564       2,538,544    22,580    1,753,637    30,916       271,040
                                   --------     -----------  --------  -----------  --------   -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............      85,387       4,732,959   500,352    3,821,958   760,603        26,575
   Transfers from Separate
    Account No. 49.............     654,969       5,440,661        --    2,984,123        --            --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     (41,297)        472,700    10,181    1,122,919   105,230            --
   Redemptions for contract
    benefits and terminations..     (61,709)       (429,944)  (60,957)    (242,940)   (7,006)           --
   Contract maintenance
    charges....................     (12,179)        (62,441)       --         (936)       --            --
                                   --------     -----------  --------  -----------  --------   -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.     625,171      10,153,935   449,576    7,685,124   858,827        26,575
                                   --------     -----------  --------  -----------  --------   -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         449             501        99          249       100     9,999,659
                                   --------     -----------  --------  -----------  --------   -----------

INCREASE (DECREASE) IN NET
 ASSETS........................     825,184      12,692,980   472,255    9,439,010   889,843    10,297,274
NET ASSETS -- BEGINNING OF
 PERIOD........................          --         472,255        --      889,843        --            --
                                   --------     -----------  --------  -----------  --------   -----------

NET ASSETS -- END OF PERIOD....    $825,184     $13,165,235  $472,255  $10,328,853  $889,843   $10,297,274
                                   ========     ===========  ========  ===========  ========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................          --             411        45          364        67            --
 Transferred from Separate
   Account No. 49..............          --             146        --          223        --            --
 Redeemed......................          --            (137)      (12)         (68)       (1)           --
                                   --------     -----------  --------  -----------  --------   -----------
 Net Increase (Decrease).......          --             420        33          519        66            --
                                   ========     ===========  ========  ===========  ========   ===========
UNIT ACTIVITY CLASS B
 Issued........................          16              86        --           10        --             3
 Transferred from Separate
   Account No. 49..............          63             242        --           --        --            --
 Redeemed......................         (18)            (61)       --           --        --            --
                                   --------     -----------  --------  -----------  --------   -----------
 Net Increase (Decrease).......          61             267        --           10        --             3
                                   ========     ===========  ========  ===========  ========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/EMERGING
                                                             EQ/DAVIS NEW YORK         MARKETS      EQ/ENERGY
                                EQ/CORE BOND INDEX*(A)(B)      VENTURE*(A)(B)      EQUITY PLUS*(C)   ETF*(D)
                                ------------------------  -----------------------  --------------- ----------
                                    2013         2012         2013        2012          2013          2013
                                ------------  ----------  -----------  ----------  --------------- ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   (694,347) $   27,122  $   (17,249) $    6,467    $    71,320   $   65,087
 Net realized gain (loss) on
   investments.................      267,394       2,252      983,062       7,187        (12,499)          --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   (8,908,327)    (24,805)   3,540,465      24,373       (680,454)      (7,241)
                                ------------  ----------  -----------  ----------    -----------   ----------
 Net increase (decrease) in
   net assets from operations..   (9,335,280)      4,569    4,506,278      38,027       (621,633)      57,846
                                ------------  ----------  -----------  ----------    -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   15,308,927   2,873,585    4,453,370   1,349,090        780,426        3,000
   Transfers from Separate
    Account No. 49.............  285,787,159          --   11,977,497          --             --           --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   37,840,482     241,914   (2,699,141)     26,983        (36,637)          --
   Redemptions for contract
    benefits and terminations..  (10,795,676)    (60,634)    (590,117)       (992)          (481)          --
   Contract maintenance
    charges....................   (4,464,739)         --      (53,648)         --             --           --
                                ------------  ----------  -----------  ----------    -----------   ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  323,676,153   3,054,865   13,087,961   1,375,081        743,308        3,000
                                ------------  ----------  -----------  ----------    -----------   ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............           --         201        1,000          99     12,000,001    3,999,999
                                ------------  ----------  -----------  ----------    -----------   ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  314,340,873   3,059,635   17,595,239   1,413,207     12,121,676    4,060,845
NET ASSETS -- BEGINNING OF
 PERIOD........................    3,059,635          --    1,413,207          --             --           --
                                ------------  ----------  -----------  ----------    -----------   ----------

NET ASSETS -- END OF PERIOD.... $317,400,508  $3,059,635  $19,008,446  $1,413,207    $12,121,676   $4,060,845
                                ============  ==========  ===========  ==========    ===========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................           --          --          395         128             --           --
 Transferred from Separate
   Account No. 49..............           --          --          783          --             --           --
 Redeemed......................           --          --         (345)         (8)            --           --
                                ------------  ----------  -----------  ----------    -----------   ----------
 Net Increase (Decrease).......           --          --          833         120             --           --
                                ============  ==========  ===========  ==========    ===========   ==========
UNIT ACTIVITY CLASS B
 Issued........................        6,109         321           93          --            164           --
 Transferred from Separate
   Account No. 49..............       26,138          --          278          --             --           --
 Redeemed......................       (2,613)        (40)         (43)         --            (86)          --
                                ------------  ----------  -----------  ----------    -----------   ----------
 Net Increase (Decrease).......       29,634         281          328          --             78           --
                                ============  ==========  ===========  ==========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/EQUITY      EQ/FRANKLIN CORE
                                EQ/EQUITY 500 INDEX*(A)(B) GROWTH PLUS*(B)    BALANCED*(A)(B)
                                -------------------------  --------------- --------------------
                                    2013         2012           2013          2013       2012
                                -----------   ----------   --------------- ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   130,760   $   71,130     $  (65,263)   $   78,240  $ 10,643
 Net realized gain (loss) on
   investments.................   1,800,883       15,748        302,887       153,214       870
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   8,004,213       50,703      1,431,589       586,029    (6,089)
                                -----------   ----------     ----------    ----------  --------
 Net increase (decrease) in
   net assets from operations..   9,935,856      137,581      1,669,213       817,483     5,424
                                -----------   ----------     ----------    ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  16,255,703    5,254,474        921,729       693,329   266,402
   Transfers from Separate
    Account No. 49.............  18,587,621           --      4,738,969     4,927,715        --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   5,267,951      896,227       (196,449)    1,328,614   127,524
   Redemptions for contract
    benefits and terminations..  (1,536,820)     (31,313)      (200,375)     (327,859)   (2,651)
   Contract maintenance
    charges....................      (4,536)          --       (121,492)      (73,457)       --
                                -----------   ----------     ----------    ----------  --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  38,569,919    6,119,388      5,142,382     6,548,342   391,275
                                -----------   ----------     ----------    ----------  --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............      35,002          699            501           486        17
                                -----------   ----------     ----------    ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS........................  48,540,777    6,257,668      6,812,096     7,366,311   396,716

NET ASSETS -- BEGINNING OF
 PERIOD........................   6,257,668           --             --       396,716        --
                                -----------   ----------     ----------    ----------  --------

NET ASSETS -- END OF PERIOD.... $54,798,445   $6,257,668     $6,812,096    $7,763,027  $396,716
                                ===========   ==========     ==========    ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................       1,844          486             --           118        40
 Transferred from Separate
   Account No. 49..............       1,409           --             --           133        --
 Redeemed......................        (532)         (13)            --           (70)       (8)
                                -----------   ----------     ----------    ----------  --------
 Net Increase (Decrease).......       2,721          473             --           181        32
                                ===========   ==========     ==========    ==========  ========
UNIT ACTIVITY CLASS B
 Issued........................          14           --            125           135        --
 Transferred from Separate
   Account No. 49..............          --           --            325           306        --
 Redeemed......................          --           --            (89)          (44)       --
                                -----------   ----------     ----------    ----------  --------
 Net Increase (Decrease).......          14           --            361           397        --
                                ===========   ==========     ==========    ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                EQ/FRANKLIN TEMPLETON EQ/GAMCO MERGERS AND        EQ/GAMCO SMALL
                                  ALLOCATION*(A)(B)    ACQUISITIONS*(A)(B)     COMPANY VALUE*(A)(B)
                                --------------------  --------------------  -------------------------
                                   2013       2012       2013       2012        2013          2012
                                ----------  --------  ----------  --------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (13,902) $  5,307  $  (66,476) $ (2,700) $ (1,051,503) $    86,271
 Net realized gain (loss) on
   investments.................    336,154       249     433,893    11,997     9,003,326      281,596
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  1,140,374     4,157     243,787     3,594    21,577,795      461,191
                                ----------  --------  ----------  --------  ------------  -----------
 Net increase (decrease) in
   net assets from operations..  1,462,626     9,713     611,204    12,891    29,529,618      829,058
                                ----------  --------  ----------  --------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  1,253,264   340,139   2,135,261   553,966    31,924,983   10,036,825
   Transfers from Separate
    Account No. 49.............  4,506,469        --   5,035,846        --    53,051,954           --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  1,005,865     5,913     456,106    68,484     6,100,358    1,113,462
   Redemptions for contract
    benefits and terminations..   (208,903)   (1,327)   (313,647)   (3,591)   (2,493,405)     (50,068)
   Contract maintenance
    charges....................    (71,253)       --        (946)       --       (14,749)          --
                                ----------  --------  ----------  --------  ------------  -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  6,485,442   344,725   7,312,620   618,859    88,569,141   11,100,219
                                ----------  --------  ----------  --------  ------------  -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............        499       100      30,000       199         5,000          699
                                ----------  --------  ----------  --------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS........................  7,948,567   354,538   7,953,824   631,949   118,103,759   11,929,976

NET ASSETS -- BEGINNING OF
 PERIOD........................    354,538        --     631,949        --    11,929,976           --
                                ----------  --------  ----------  --------  ------------  -----------

NET ASSETS -- END OF PERIOD.... $8,303,105  $354,538  $8,585,773  $631,949  $130,033,735  $11,929,976
                                ==========  ========  ==========  ========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................        913        32         299        55         2,624          788
 Transferred from Separate
   Account No. 49..............        100        --         440        --         3,452           --
 Redeemed......................       (801)       (2)       (114)       (1)         (717)         (12)
                                ----------  --------  ----------  --------  ------------  -----------
 Net Increase (Decrease).......        212        30         625        54         5,359          776
                                ==========  ========  ==========  ========  ============  ===========
UNIT ACTIVITY CLASS B
 Issued........................        142        --           6        --            65           --
 Transferred from Separate
   Account No. 49..............        383        --          --        --            --           --
 Redeemed......................        (69)       --          --        --            --           --
                                ----------  --------  ----------  --------  ------------  -----------
 Net Increase (Decrease).......        456        --           6        --            65           --
                                ==========  ========  ==========  ========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/GLOBAL MULTI-SECTOR   EQ/HIGH YIELD
                                EQ/GLOBAL BOND PLUS*(A)(B)     EQUITY*(A)(B)      BOND PORTFOLIO*(C)
                                -------------------------  ---------------------  ------------------
                                    2013         2012          2013       2012           2013
                                 -----------    --------   -----------  --------  ------------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (164,560)   $  6,234    $   (58,849) $  4,565     $ 2,468,252
 Net realized gain (loss) on
   investments.................     137,711      23,380        260,697     1,290         118,109
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    (439,778)    (24,891)     1,724,575    31,212         419,069
                                 -----------    --------   -----------  --------     -----------
 Net increase (decrease) in
   net assets from operations..    (466,627)      4,723      1,926,423    37,067       3,005,430
                                 -----------    --------   -----------  --------     -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   2,159,710     752,125      2,174,768   490,466       1,303,879
   Transfers from Separate
    Account No. 49.............   9,156,339          --      8,586,219        --              --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     253,586      95,624        296,606    61,891         260,131
   Redemptions for contract
    benefits and terminations..    (542,685)     (5,220)      (253,430)   (2,305)        (10,794)
   Contract maintenance
    charges....................    (104,918)         --        (97,349)       --              (6)
                                 -----------    --------   -----------  --------     -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  10,922,032     842,529     10,706,814   550,052       1,553,210
                                 -----------    --------   -----------  --------     -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         502         200            500        99      46,000,002
                                 -----------    --------   -----------  --------     -----------

INCREASE (DECREASE) IN NET
 ASSETS........................  10,455,907     847,452     12,633,737   587,218      50,558,642

NET ASSETS -- BEGINNING OF
 PERIOD........................     847,452          --        587,218        --              --
                                 -----------    --------   -----------  --------     -----------
NET ASSETS -- END OF PERIOD.... $11,303,359    $847,452    $13,220,955  $587,218     $50,558,642
                                 ===========    ========   ===========  ========     ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................         204          81            152        53              --
 Transferred from Separate
   Account No. 49..............         420          --            345        --              --
 Redeemed......................        (140)         (3)           (68)       (1)             --
                                 -----------    --------   -----------  --------     -----------
 Net Increase (Decrease).......         484          78            429        52              --
                                 ===========    ========   ===========  ========     ===========
UNIT ACTIVITY CLASS B
 Issued........................         201          --             80        --             169
 Transferred from Separate
   Account No. 49..............         369          --            223        --              --
 Redeemed......................        (116)         --            (32)       --             (17)
                                 -----------    --------   -----------  --------     -----------
 Net Increase (Decrease).......         454          --            271        --             152
                                 ===========    ========   ===========  ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                     EQ/INTERMEDIATE        EQ/INTERNATIONAL      EQ/INTERNATIONAL
                                 GOVERNMENT BOND*(A)(B)     CORE PLUS*(A)(B)     EQUITY INDEX*(A)(B)
                                ------------------------  --------------------  --------------------
                                    2013         2012        2013       2012       2013       2012
                                ------------  ----------  ----------  --------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $ (1,620,891) $   (3,901) $  (39,169) $  2,584  $   81,986  $ 17,695
 Net realized gain (loss) on
   investments.................      580,398       6,929     108,225     3,098     201,101     3,605
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   (3,051,064)     (9,608)    963,041    19,333     745,149    48,329
                                ------------  ----------  ----------  --------  ----------  --------
 Net increase (decrease) in
   net assets from operations..   (4,091,557)     (6,580)  1,032,097    25,015   1,028,236    69,629
                                ------------  ----------  ----------  --------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    6,454,939   1,533,038   1,315,249   290,682   3,097,061   582,556
   Transfers from Separate
    Account No. 49.............  128,813,746          --   5,692,035        --   2,520,057        --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    3,335,365     290,020    (234,516)   13,809     740,949    92,442
   Redemptions for contract
    benefits and terminations..   (4,684,275)    (27,003)   (148,446)     (232)   (183,640)   (5,295)
   Contract maintenance
    charges....................   (1,883,724)         --     (59,196)       --        (713)       --
                                ------------  ----------  ----------  --------  ----------  --------
 Net increase (decrease) in
   net assets from
   contractowners transactions.  132,036,051   1,796,055   6,565,126   304,259   6,173,714   669,703
                                ------------  ----------  ----------  --------  ----------  --------
 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............        6,001         200         499       100          50       199
                                ------------  ----------  ----------  --------  ----------  --------

INCREASE (DECREASE) IN NET
 ASSETS........................  127,950,495   1,789,675   7,597,722   329,374   7,202,000   739,531
NET ASSETS -- BEGINNING OF
 PERIOD........................    1,789,675          --     329,374        --     739,531        --
                                ------------  ----------  ----------  --------  ----------  --------

NET ASSETS -- END OF PERIOD.... $129,740,170  $1,789,675  $7,927,096  $329,374  $7,941,531  $739,531
                                ============  ==========  ==========  ========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................           --          --          88        35         471        76
 Transferred from Separate
   Account No. 49..............           --          --         250        --         244        --
 Redeemed......................           --          --         (85)       (3)       (148)       (4)
                                ------------  ----------  ----------  --------  ----------  --------
 Net Increase (Decrease).......           --          --         253        32         567        72
                                ============  ==========  ==========  ========  ==========  ========

UNIT ACTIVITY CLASS B
 Issued........................        2,786         179          95        --           6        --
 Transferred from Separate
   Account No. 49..............       12,015          --         236        --          --        --
 Redeemed......................       (2,509)         (8)        (37)       --          (2)       --
                                ------------  ----------  ----------  --------  ----------  --------
 Net Increase (Decrease).......       12,292         171         294        --           4        --
                                ============  ==========  ==========  ========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                  EQ/INTERNATIONAL      EQ/INTERNATIONAL         EQ/INVESCO
                                     ETF*(A)(B)         VALUE PLUS*(A)(B)      COMSTOCK*(A)(B)
                                --------------------  --------------------  --------------------
                                   2013       2012       2013       2012       2013       2012
                                ----------  --------  ----------  --------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   98,669  $  9,035  $   (8,651) $  1,200  $  210,469  $  3,912
 Net realized gain (loss) on
   investments.................    481,711    18,756      88,270       108     373,827     2,737
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    155,658    11,976     525,679     6,539   1,132,039    12,290
                                ----------  --------  ----------  --------  ----------  --------
 Net increase (decrease) in
   net assets from operations..    736,038    39,767     605,298     7,847   1,716,335    18,939
                                ----------  --------  ----------  --------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    351,837   465,876     558,427    96,051   1,507,668   420,198
   Transfers from Separate
    Account No. 49.............  3,190,895        --   3,700,927        --   3,549,697        --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (67,862)   52,442    (700,837)    3,280   1,082,498    41,485
   Redemptions for contract
    benefits and terminations..    (91,689)   (1,128)    (92,521)     (721)   (109,071)   (8,254)
   Contract maintenance
    charges....................       (686)       --        (638)       --     (27,337)       --
                                ----------  --------  ----------  --------  ----------  --------
 Net increase (decrease) in
   net assets from
   contractowners transactions.  3,382,495   517,190   3,465,358    98,610   6,003,455   453,429
                                ----------  --------  ----------  --------  ----------  --------
 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............        477        22         251       100      19,999        99
                                ----------  --------  ----------  --------  ----------  --------

INCREASE (DECREASE) IN NET
 ASSETS........................  4,119,010   556,979   4,070,907   106,557   7,739,789   472,467
NET ASSETS -- BEGINNING OF
 PERIOD........................    556,979        --     106,557        --     472,467        --
                                ----------  --------  ----------  --------  ----------  --------

NET ASSETS -- END OF PERIOD.... $4,675,989  $556,979  $4,177,464  $106,557  $8,212,256  $472,467
                                ==========  ========  ==========  ========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................         68        53          98        11         194        38
 Transferred from Separate
   Account No. 49..............        301        --         371        --         185        --
 Redeemed......................        (51)       --        (124)       --        (116)       (2)
                                ----------  --------  ----------  --------  ----------  --------
 Net Increase (Decrease).......        318        53         345        11         263        36
                                ==========  ========  ==========  ========  ==========  ========

UNIT ACTIVITY CLASS B
 Issued........................         --        --          --        --         119        --
 Transferred from Separate
   Account No. 49..............         --        --          --        --          97        --
 Redeemed......................         --        --          --        --         (24)       --
                                ----------  --------  ----------  --------  ----------  --------
 Net Increase (Decrease).......         --        --          --        --         192        --
                                ==========  ========  ==========  ========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                  EQ/JPMORGAN VALUE   EQ/LARGE CAP        EQ/LARGE CAP
                                OPPORTUNITIES*(A)(B)  CORE PLUS*(B)   GROWTH INDEX*(A)(B)
                                --------------------  ------------- -----------------------
                                   2013       2012        2013          2013        2012
                                ----------  --------  ------------- -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   46,403  $  3,307   $  (23,058)  $   (32,601) $   13,582
 Net realized gain (loss) on
   investments.................    389,722       586      262,314     1,045,441       4,259
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  1,590,565    32,611      404,904     1,537,643      11,434
                                ----------  --------   ----------   -----------  ----------
 Net increase (decrease) in
   net assets from operations..  2,026,690    36,504      644,160     2,550,483      29,275
                                ----------  --------   ----------   -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    916,342   643,455      453,369     2,486,617   1,589,601
   Transfers from Separate
    Account No. 49.............  4,883,835        --    1,627,035     5,558,538          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     (9,831)   68,314      732,806       433,870     238,041
   Redemptions for contract
    benefits and terminations..   (193,404)   (5,125)     (34,497)     (323,143)     (5,971)
   Contract maintenance
    charges....................    (25,466)       --      (36,839)       (1,206)         --
                                ----------  --------   ----------   -----------  ----------
 Net increase (decrease) in
   net assets from
   contractowners transactions.  5,571,476   706,644    2,741,874     8,154,676   1,821,671
                                ----------  --------   ----------   -----------  ----------
 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............        500       101          251           248         199
                                ----------  --------   ----------   -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  7,598,666   743,249    3,386,285    10,705,407   1,851,145
NET ASSETS -- BEGINNING OF
 PERIOD........................    743,249        --           --     1,851,145          --
                                ----------  --------   ----------   -----------  ----------

NET ASSETS -- END OF PERIOD.... $8,341,915  $743,249   $3,386,285   $12,556,552  $1,851,145
                                ==========  ========   ==========   ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................        195        62           --           314         140
 Transferred from Separate
   Account No. 49..............        293        --           --           408          --
 Redeemed......................       (178)       (1)          --          (160)         (4)
                                ----------  --------   ----------   -----------  ----------
 Net Increase (Decrease).......        310        61           --           562         136
                                ==========  ========   ==========   ===========  ==========

UNIT ACTIVITY CLASS B
 Issued........................         54        --          135            15          --
 Transferred from Separate
   Account No. 49..............         98        --          138            --          --
 Redeemed......................        (25)       --          (51)           --          --
                                ----------  --------   ----------   -----------  ----------
 Net Increase (Decrease).......        127        --          222            15          --
                                ==========  ========   ==========   ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                 EQ/LARGE CAP GROWTH     EQ/LARGE CAP VALUE     EQ/LARGE CAP VALUE
                                     PLUS*(A)(B)            INDEX*(A)(B)            PLUS*(A)(B)
                                ---------------------  ----------------------  --------------------
                                    2013       2012       2013        2012        2013       2012
                                -----------  --------  ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (128,600) $    195  $   21,809  $   24,353  $  (20,184) $  2,086
 Net realized gain (loss) on
   investments.................     570,293       631     160,861       1,275     397,336       116
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   2,422,841       497   1,536,597       9,512   1,276,175     4,378
                                -----------  --------  ----------  ----------  ----------  --------
 Net increase (decrease) in
   net assets from operations..   2,864,534     1,323   1,719,267      35,140   1,653,327     6,580
                                -----------  --------  ----------  ----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   2,518,003   161,279   2,233,605     806,225   1,580,049   123,745
   Transfers from Separate
    Account No. 49.............   7,647,896        --   2,562,544          --   4,300,347        --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (412,221)  (23,605)  1,179,346     900,733     230,118    58,700
   Redemptions for contract
    benefits and terminations..    (295,752)     (288)   (114,802)     (3,802)   (205,198)     (940)
   Contract maintenance
    charges....................    (125,858)       --        (588)         --     (62,783)       --
                                -----------  --------  ----------  ----------  ----------  --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.   9,332,068   137,386   5,860,105   1,703,156   5,842,533   181,505
                                -----------  --------  ----------  ----------  ----------  --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         500       100      19,999          99         749       102
                                -----------  --------  ----------  ----------  ----------  --------

INCREASE (DECREASE) IN NET
 ASSETS........................  12,197,102   138,809   7,599,371   1,738,395   7,496,609   188,187
NET ASSETS -- BEGINNING OF
 PERIOD........................     138,809        --   1,738,395          --     188,187        --
                                -----------  --------  ----------  ----------  ----------  --------

NET ASSETS -- END OF PERIOD.... $12,335,911  $138,809  $9,337,766  $1,738,395  $7,684,796  $188,187
                                ===========  ========  ==========  ==========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................         126        15         270         134          83        15
 Transferred from Separate
   Account No. 49..............         147        --         195          --         126        --
 Redeemed......................         (79)       (4)        (54)         (1)        (39)       --
                                -----------  --------  ----------  ----------  ----------  --------
 Net Increase (Decrease).......         194        11         411         133         170        15
                                ===========  ========  ==========  ==========  ==========  ========

UNIT ACTIVITY CLASS B
 Issued........................         138        --           7          --         143        --
 Transferred from Separate
   Account No. 49..............         388        --          --          --         237        --
 Redeemed......................         (80)       --          --          --         (69)       --
                                -----------  --------  ----------  ----------  ----------  --------
 Net Increase (Decrease).......         446        --           7          --         311        --
                                ===========  ========  ==========  ==========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                  EQ/LORD ABBETT   EQ/LOW VOLATILITY   EQ/MFS INTERNATIONAL
                                LARGE CAP CORE*(B)  GLOBAL ETF*(D)        GROWTH*(A)(B)       EQ/MID CAP INDEX*(A)(B)
                                ------------------ ----------------- -----------------------  -----------------------
                                       2013              2013            2013        2012         2013        2012
                                ------------------ ----------------- -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..     $   10,809        $   70,436     $   (65,541) $   10,446  $   (57,543) $   10,919
 Net realized gain (loss) on
   investments.................        275,615                --         492,329       3,430      544,744         959
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................         58,985           (64,693)      1,596,388      95,214    2,844,053      84,273
                                    ----------        ----------     -----------  ----------  -----------  ----------
 Net increase (decrease) in
   net assets from operations..        345,409             5,743       2,023,176     109,090    3,331,254      96,151
                                    ----------        ----------     -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............        297,270            51,253       5,895,405   1,699,964    5,391,545   1,731,329
   Transfers from Separate
    Account No. 49.............      1,143,226                --      10,441,359          --    5,340,142          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......        (96,225)               --       2,774,466     140,412    3,389,971     396,021
   Redemptions for contract
    benefits and terminations..         (8,804)               --        (456,760)    (20,789)    (326,421)     (4,111)
   Contract maintenance
    charges....................        (22,912)               --        (105,110)         --       (1,432)         --
                                    ----------        ----------     -----------  ----------  -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.      1,312,555            51,253      18,549,360   1,819,587   13,793,805   2,123,239
                                    ----------        ----------     -----------  ----------  -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............            251         4,000,000             999         100       34,999         199
                                    ----------        ----------     -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................      1,658,215         4,056,996      20,573,535   1,928,777   17,160,058   2,219,589
NET ASSETS -- BEGINNING OF
 PERIOD........................             --                --       1,928,777          --    2,219,589          --
                                    ----------        ----------     -----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD....     $1,658,215        $4,056,996     $22,502,312  $1,928,777  $19,379,647  $2,219,589
                                    ==========        ==========     ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................             --                --             630         163          648         154
 Transferred from Separate
   Account No. 49..............             --                --             454          --          368          --
 Redeemed......................             --                --            (127)         (3)        (157)         (1)
                                    ----------        ----------     -----------  ----------  -----------  ----------
 Net Increase (Decrease).......             --                --             957         160          859         153
                                    ==========        ==========     ===========  ==========  ===========  ==========

UNIT ACTIVITY CLASS B
 Issued........................             26                 5             217          --           14          --
 Transferred from Separate
   Account No. 49..............             92                --             449          --           --          --
 Redeemed......................            (13)               --             (53)         --           --          --
                                    ----------        ----------     -----------  ----------  -----------  ----------
 Net Increase (Decrease).......            105                 5             613          --           14          --
                                    ==========        ==========     ===========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                  EQ/MID CAP VALUE             EQ/MONEY             EQ/MONTAG & CALDWELL
                                     PLUS*(A)(B)             MARKET*(A)(B)             GROWTH*(A)(B)
                                --------------------  --------------------------  -----------------------
                                   2013       2012        2013          2012          2013        2012
                                ----------  --------  ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (64,586) $  1,339  $ (1,092,983) $   (157,491) $   (75,071) $    4,080
 Net realized gain (loss) on
   investments.................    536,739     2,105         1,134            16    2,764,529       4,882
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  1,163,319     7,373          (648)          107      251,228       4,773
                                ----------  --------  ------------  ------------  -----------  ----------
 Net increase (decrease) in
   net assets from operations..  1,635,472    10,817    (1,092,497)     (157,368)   2,940,686      13,735
                                ----------  --------  ------------  ------------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  1,872,987   221,268   117,503,012    59,214,074    2,600,341     839,089
   Transfers from Separate
    Account No. 49.............  3,841,441        --    39,045,330            --    9,805,529          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   (356,129)  (38,103)  (97,059,884)  (27,815,761)    (989,276)    168,661
   Redemptions for contract
    benefits and terminations..   (171,308)     (258)   (5,399,806)     (247,745)    (557,604)     (2,751)
   Contract maintenance
    charges....................    (75,628)       --      (265,355)           --      (36,482)         --
                                ----------  --------  ------------  ------------  -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  5,111,363   182,907    53,823,297    31,150,568   10,822,508   1,004,999
                                ----------  --------  ------------  ------------  -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............        498       100        10,198         3,098        9,999         100
                                ----------  --------  ------------  ------------  -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  6,747,333   193,824    52,740,998    30,996,298   13,773,193   1,018,834
NET ASSETS -- BEGINNING OF
 PERIOD........................    193,824        --    30,996,298            --    1,018,834          --
                                ----------  --------  ------------  ------------  -----------  ----------

NET ASSETS -- END OF PERIOD.... $6,941,157  $193,824  $ 83,737,296  $ 30,996,298  $14,792,027  $1,018,834
                                ==========  ========  ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................         80        18        10,677         5,586          454          88
 Transferred from Separate
   Account No. 49..............         57        --         2,080            --          664          --
 Redeemed......................        (46)       (4)      (10,361)       (2,333)        (385)         (6)
                                ----------  --------  ------------  ------------  -----------  ----------
 Net Increase (Decrease).......         91        14         2,396         3,253          733          82
                                ==========  ========  ============  ============  ===========  ==========
UNIT ACTIVITY CLASS B
 Issued........................        160        --         4,082            --           40          --
 Transferred from Separate
   Account No. 49..............        196        --         1,258            --          132          --
 Redeemed......................       (105)       --        (2,597)           --          (31)         --
                                ----------  --------  ------------  ------------  -----------  ----------
 Net Increase (Decrease).......        251        --         2,743            --          141          --
                                ==========  ========  ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                EQ/MORGAN STANLEY MID CAP EQ/MUTUAL LARGE CAP     EQ/NATURAL
                                     GROWTH*(A)(B)           EQUITY*(A)(B)    RESOURCES PLUS*(C)
                                -----------------------   ------------------- ------------------
                                    2013         2012        2013      2012          2013
                                -----------   ----------  ----------  ------- ------------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (554,710)  $      125  $  (21,203) $    87     $   68,636
 Net realized gain (loss) on
   investments.................   3,357,988       42,559     159,068        1            434
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   9,022,589       57,405     508,082      233        170,070
                                -----------   ----------  ----------  -------     ----------
 Net increase (decrease) in
   net assets from operations..  11,825,867      100,089     645,947      321        239,140
                                -----------   ----------  ----------  -------     ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   6,898,859    3,141,316     217,653   18,738        300,940
   Transfers from Separate
    Account No. 49.............  27,159,815           --   1,977,467       --             --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (629,577)     329,756     231,722   30,225         73,983
   Redemptions for contract
    benefits and terminations..  (1,069,137)     (12,589)    (58,710)      --           (270)
   Contract maintenance
    charges....................    (193,880)          --     (26,308)      --             --
                                -----------   ----------  ----------  -------     ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  32,166,080    3,458,483   2,341,824   48,963        374,653
                                -----------   ----------  ----------  -------     ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         998          700          --      101      4,999,999
                                -----------   ----------  ----------  -------     ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  43,992,945    3,559,272   2,987,771   49,385      5,613,792
NET ASSETS -- BEGINNING OF
 PERIOD........................   3,559,272           --      49,385       --             --
                                -----------   ----------  ----------  -------     ----------

NET ASSETS -- END OF PERIOD.... $47,552,217   $3,559,272  $3,037,156  $49,385     $5,613,792
                                ===========   ==========  ==========  =======     ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................         635          282          25        4             --
 Transferred from Separate
   Account No. 49..............       1,342           --          85       --             --
 Redeemed......................        (273)         (10)        (38)      --             --
                                -----------   ----------  ----------  -------     ----------
 Net Increase (Decrease).......       1,704          272          72        4             --
                                ===========   ==========  ==========  =======     ==========
UNIT ACTIVITY CLASS B
 Issued........................         154           --          75       --             42
 Transferred from Separate
   Account No. 49..............         590           --         101       --             --
 Redeemed......................        (175)          --         (21)      --             (4)
                                -----------   ----------  ----------  -------     ----------
 Net Increase (Decrease).......         569           --         155       --             38
                                ===========   ==========  ==========  =======     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                     EQ/OPPENHEIMER      EQ/PIMCO GLOBAL      EQ/PIMCO ULTRA       EQ/QUALITY
                                     GLOBAL*(A)(B)       REAL RETURN*(C)    SHORT BOND*(A)(B)     BOND PLUS*(B)
                                -----------------------  --------------- -----------------------  -------------
                                    2013        2012          2013           2013        2012         2013
                                -----------  ----------  --------------- -----------  ----------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   274,074  $    4,428    $   (6,991)   $  (151,892) $   (1,413)  $  (224,561)
 Net realized gain (loss) on
   investments.................     985,031       5,184       (21,132)       (11,433)      4,259       (41,348)
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   3,025,112      94,534       (43,209)      (160,608)    (12,053)     (542,953)
                                -----------  ----------    ----------    -----------  ----------   -----------
 Net increase (decrease) in
   net assets from operations..   4,284,217     104,146       (71,332)      (323,933)     (9,207)     (808,862)
                                -----------  ----------    ----------    -----------  ----------   -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   7,905,448   1,040,484     1,165,444      6,472,891   3,377,036     4,839,268
   Transfers from Separate
    Account No. 49.............  13,735,399          --            --     16,751,299          --    18,636,389
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     726,240     180,601       315,734       (845,831)    833,439       816,653
   Redemptions for contract
    benefits and terminations..    (497,480)     (4,734)       (2,353)    (1,040,955)   (463,035)     (643,908)
   Contract maintenance
    charges....................     (64,185)         --            (3)       (35,514)         --      (336,982)
                                -----------  ----------    ----------    -----------  ----------   -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  21,805,422   1,216,351     1,478,822     21,301,890   3,747,440    23,311,420
                                -----------  ----------    ----------    -----------  ----------   -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............       1,001         100        15,489         15,000         701         1,003
                                -----------  ----------    ----------    -----------  ----------   -----------

INCREASE (DECREASE) IN NET
 ASSETS........................  26,090,640   1,320,597     1,422,979     20,992,957   3,738,934    22,503,561
NET ASSETS -- BEGINNING OF
 PERIOD........................   1,320,597          --            --      3,738,934          --            --
                                -----------  ----------    ----------    -----------  ----------   -----------

NET ASSETS -- END OF PERIOD.... $27,411,237  $1,320,597    $1,422,979    $24,731,891  $3,738,934   $22,503,561
                                ===========  ==========    ==========    ===========  ==========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................         845         111            --          1,113         470            --
 Transferred from Separate
   Account No. 49..............         849          --            --          1,581          --            --
 Redeemed......................        (399)         (5)           --           (748)        (88)           --
                                -----------  ----------    ----------    -----------  ----------   -----------
 Net Increase (Decrease).......       1,295         106            --          1,946         382            --
                                ===========  ==========    ==========    ===========  ==========   ===========
UNIT ACTIVITY CLASS B
 Issued........................         199          --           189            121          --           761
 Transferred from Separate
   Account No. 49..............         287          --            --            127          --         1,489
 Redeemed......................         (70)         --           (36)           (20)         --          (370)
                                -----------  ----------    ----------    -----------  ----------   -----------
 Net Increase (Decrease).......         416          --           153            228          --         1,880
                                ===========  ==========    ==========    ===========  ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                EQ/REAL ESTATE                                   EQ/T. ROWE PRICE
                                   PLUS*(C)    EQ/SMALL COMPANY INDEX*(A)(B)   GROWTH STOCK*(A)(B)
                                -------------- ----------------------------  -----------------------
                                     2013          2013           2012           2013        2012
                                --------------  -----------     ----------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..   $   16,765   $   (16,149)    $   22,705    $  (600,473) $  (22,003)
 Net realized gain (loss) on
   investments.................      (23,695)    1,733,799        139,175      1,593,689       7,501
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................      (56,968)    1,789,849        (85,337)    12,106,835     121,297
                                  ----------    -----------     ----------   -----------  ----------
 Net increase (decrease) in
   net assets from operations..      (63,898)    3,507,499         76,543     13,100,051     106,795
                                  ----------    -----------     ----------   -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    1,094,273     3,632,055      1,245,957     14,185,525   4,995,757
   Transfers from Separate
    Account No. 49.............           --     4,460,360             --     23,349,236          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......      424,982     5,539,635      1,037,564      2,742,026     499,115
   Redemptions for contract
    benefits and terminations..       (2,580)     (446,145)        (6,672)    (1,098,783)    (17,677)
   Contract maintenance
    charges....................           (4)       (1,088)            --       (172,208)         --
                                  ----------    -----------     ----------   -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.    1,516,671    13,184,817      2,276,849     39,005,796   5,477,195
                                  ----------    -----------     ----------   -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............       13,802        34,999            202            999         698
                                  ----------    -----------     ----------   -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................    1,466,575    16,727,315      2,353,594     52,106,846   5,584,688
NET ASSETS -- BEGINNING OF
 PERIOD........................           --     2,353,594             --      5,584,688          --
                                  ----------    -----------     ----------   -----------  ----------

NET ASSETS -- END OF PERIOD....   $1,466,575   $19,080,909     $2,353,594    $57,691,534  $5,584,688
                                  ==========    ===========     ==========   ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................           --           696            175          1,096         424
 Transferred from Separate
   Account No. 49..............           --           309             --          1,130          --
 Redeemed......................           --          (194)           (12)          (245)        (10)
                                  ----------    -----------     ----------   -----------  ----------
 Net Increase (Decrease).......           --           811            163          1,981         414
                                  ==========    ===========     ==========   ===========  ==========
UNIT ACTIVITY CLASS B
 Issued........................          211             3             --            384          --
 Transferred from Separate
   Account No. 49..............           --            --             --            734          --
 Redeemed......................          (59)           --             --           (185)         --
                                  ----------    -----------     ----------   -----------  ----------
 Net Increase (Decrease).......          152             3             --            933          --
                                  ==========    ===========     ==========   ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                 EQ/TEMPLETON GLOBAL   EQ/UBS GROWTH      EQ/WELLS FARGO          FEDERATED HIGH
                                    EQUITY*(A)(B)      & INCOME*(B)    OMEGA GROWTH*(A)(B)    INCOME BOND FUND II(D)
                                ---------------------  ------------- -----------------------  ----------------------
                                    2013       2012        2013          2013        2012              2013
                                -----------  --------  ------------- -----------  ----------  ----------------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   (76,527) $  4,593   $  (16,542)  $  (747,666) $  (30,963)        $    (29)
 Net realized gain (loss) on
   investments.................     474,902     2,272      125,556    17,385,225     208,540               --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   2,312,237    19,809      983,223       (28,834)     68,572              213
                                -----------  --------   ----------   -----------  ----------         --------
 Net increase (decrease) in
   net assets from operations..   2,710,612    26,674    1,092,237    16,608,725     246,149              184
                                -----------  --------   ----------   -----------  ----------         --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   3,364,918   468,671    1,550,193    22,699,799   6,562,493          107,185
   Transfers from Separate
    Account No. 49.............   8,677,247        --    2,750,945    23,145,639          --               --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (252,982)   70,171     (340,106)    7,392,742   1,193,853              500
   Redemptions for contract
    benefits and terminations..    (402,214)   (1,105)     (79,350)   (1,169,857)    (31,308)              --
   Contract maintenance
    charges....................    (148,116)       --      (64,938)     (171,621)         --               --
                                -----------  --------   ----------   -----------  ----------         --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  11,238,853   537,737    3,816,744    51,896,702   7,725,038          107,685
                                -----------  --------   ----------   -----------  ----------         --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............       1,000       101          500         2,000         699               11
                                -----------  --------   ----------   -----------  ----------         --------

INCREASE (DECREASE) IN NET
 ASSETS........................  13,950,465   564,512    4,909,481    68,507,427   7,971,886          107,880
NET ASSETS -- BEGINNING OF
 PERIOD........................     564,512        --           --     7,971,886          --               --
                                -----------  --------   ----------   -----------  ----------         --------

NET ASSETS -- END OF PERIOD.... $14,514,977  $564,512   $4,909,481   $76,479,313  $7,971,886         $107,880
                                ===========  ========   ==========   ===========  ==========         ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................          92        53           --            --          --               --
 Transferred from Separate
   Account No. 49..............         157        --           --            --          --               --
 Redeemed......................         (48)       (4)          --            --          --               --
                                -----------  --------   ----------   -----------  ----------         --------
 Net Increase (Decrease).......         201        49           --            --          --               --
                                ===========  ========   ==========   ===========  ==========         ========
UNIT ACTIVITY CLASS B
 Issued........................         358        --          319         2,805         788               --
 Transferred from Separate
   Account No. 49..............         753        --          675         2,020          --               --
 Redeemed......................        (156)       --         (124)         (450)        (13)              --
                                -----------  --------   ----------   -----------  ----------         --------
 Net Increase (Decrease).......         955        --          870         4,375         775               --
                                ===========  ========   ==========   ===========  ==========         ========
UNIT ACTIVITY SERVICE CLASS
 Issued........................          --        --           --            --          --               11
                                -----------  --------   ----------   -----------  ----------         --------
 Net Increase (Decrease).......          --        --           --            --          --               11
                                ===========  ========   ==========   ===========  ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                   FIDELITY(R) VIP ASSET     FIDELITY(R) VIP      FIDELITY(R) VIP FIDELITY(R) VIP
                                FEDERATED KAUFMANN    MANAGER: GROWTH         CONTRAFUND(R)        FREEDOM 2015    FREEDOM 2020
                                    FUND II(D)         PORTFOLIO(B)          PORTFOLIO(A)(B)       PORTFOLIO(B)    PORTFOLIO(B)
                                ------------------ --------------------- -----------------------  --------------- ---------------
                                       2013                2013              2013        2012          2013            2013
                                ------------------ --------------------- -----------  ----------  --------------- ---------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..       $   --            $   (7,828)      $  (246,261) $   46,802     $    916        $  1,282
 Net realized gain (loss) on
   investments.................           --                25,175         1,530,584      11,441       33,470          18,879
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................           32               178,917        12,642,136     135,663       63,408          71,533
                                      ------            ----------       -----------  ----------     --------        --------
 Net increase (decrease) in
   net assets from operations..           32               196,264        13,926,459     193,906       97,794          91,694
                                      ------            ----------       -----------  ----------     --------        --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............        5,376                46,967        18,649,310   7,027,679        2,840          32,775
   Transfers from Separate
    Account No. 49.............           --               956,171        30,990,000          --      744,899         685,807
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......           --                14,172         3,405,909     737,694      137,170         (55,168)
   Redemptions for contract
    benefits and terminations..           --               (67,098)       (1,358,951)    (89,888)     (78,648)         (7,697)
   Contract maintenance
    charges....................           --                  (273)           (8,534)         --          (30)           (268)
                                      ------            ----------       -----------  ----------     --------        --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.        5,376               949,939        51,677,734   7,675,485      806,231         655,449
                                      ------            ----------       -----------  ----------     --------        --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............           --                   252                --         701          250             248
                                      ------            ----------       -----------  ----------     --------        --------

INCREASE (DECREASE) IN NET
 ASSETS........................        5,408             1,146,455        65,604,193   7,870,092      904,275         747,391
NET ASSETS -- BEGINNING OF
 PERIOD........................           --                    --         7,870,092          --           --              --
                                      ------            ----------       -----------  ----------     --------        --------

NET ASSETS -- END OF PERIOD....       $5,408            $1,146,455       $73,474,285  $7,870,092     $904,275        $747,391
                                      ======            ==========       ===========  ==========     ========        ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued........................            1                    --                --          --           --              --
                                      ------            ----------       -----------  ----------     --------        --------
 Net Increase (Decrease).......            1                    --                --          --           --              --
                                      ======            ==========       ===========  ==========     ========        ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued........................           --                    11             1,707         643           30              11
 Transferred from Separate
   Account No. 49..............           --                    78             2,364          --           70              65
 Redeemed......................           --                   (10)             (319)        (43)         (23)            (14)
                                      ------            ----------       -----------  ----------     --------        --------
 Net Increase (Decrease).......           --                    79             3,752         600           77              62
                                      ======            ==========       ===========  ==========     ========        ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                FIDELITY(R) VIP FREEDOM FIDELITY(R) VIP FREEDOM FIDELITY(R) VIP MID CAP
                                   2025 PORTFOLIO(B)       2030 PORTFOLIO(B)        PORTFOLIO(A)(B)
                                ----------------------- ----------------------- -----------------------
                                         2013                    2013               2013        2012
                                ----------------------- ----------------------- -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..        $  3,701                $  1,609         $  (254,948) $   (1,628)
 Net realized gain (loss) on
   investments.................          17,237                  14,740           4,060,553     215,826
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................          96,913                  72,065           2,904,876    (111,787)
                                       --------                --------         -----------  ----------
 Net increase (decrease) in
   net assets from operations..         117,851                  88,414           6,710,481     102,411
                                       --------                --------         -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............          49,010                   2,131           9,540,072   2,432,148
   Transfers from Separate
    Account No. 49.............         359,408                 321,492          12,720,867          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......         387,809                 221,448             731,450     248,339
   Redemptions for contract
    benefits and terminations..          (7,277)                (19,243)           (708,216)    (15,025)
   Contract maintenance
    charges....................            (280)                    (90)             (3,476)         --
                                       --------                --------         -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.         788,670                 525,738          22,280,697   2,665,462
                                       --------                --------         -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............             250                     250                  --         199
                                       --------                --------         -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................         906,771                 614,402          28,991,178   2,768,072
NET ASSETS -- BEGINNING OF
 PERIOD........................              --                      --           2,768,072          --
                                       --------                --------         -----------  ----------

NET ASSETS -- END OF PERIOD....        $906,771                $614,402         $31,759,250  $2,768,072
                                       ========                ========         ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued........................              43                      26                 908         227
 Transferred from Separate
   Account No. 49..............              34                      31                 994          --
 Redeemed......................              (4)                     (8)               (260)        (10)
                                       --------                --------         -----------  ----------
 Net Increase (Decrease).......              73                      49               1,642         217
                                       ========                ========         ===========  ==========

                                FIDELITY(R) VIP STRATEGIC
                                         INCOME
                                    PORTFOLIO(A)(B)
                                -----------------------
                                    2013         2012
                                -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   952,033   $  152,035
 Net realized gain (loss) on
   investments.................     197,986       49,882
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  (1,674,429)     (68,250)
                                -----------   ----------
 Net increase (decrease) in
   net assets from operations..    (524,410)     133,667
                                -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  10,573,458    5,332,121
   Transfers from Separate
    Account No. 49.............  24,500,985           --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  (2,908,344)     640,138
   Redemptions for contract
    benefits and terminations..  (1,225,008)     (25,463)
   Contract maintenance
    charges....................      (3,654)          --
                                -----------   ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  30,937,437    5,946,796
                                -----------   ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          --          700
                                -----------   ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  30,413,027    6,081,163
NET ASSETS -- BEGINNING OF
 PERIOD........................   6,081,163           --
                                -----------   ----------

NET ASSETS -- END OF PERIOD.... $36,494,190   $6,081,163
                                ===========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
 Issued........................       1,222          502
 Transferred from Separate
   Account No. 49..............       2,015           --
 Redeemed......................        (691)          (3)
                                -----------   ----------
 Net Increase (Decrease).......       2,546          499
                                ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                FIRST TRUST/DOW JONES
                                  DIVIDEND & INCOME         FRANKLIN INCOME      FRANKLIN RISING DIVIDENDS
                                ALLOCATION PORTFOLIO(A)  SECURITIES FUND(A)(B)      SECURITIES FUND(C)
                                ----------------------  -----------------------  -------------------------
                                   2013        2012         2013        2012               2013
                                ----------   --------   -----------  ----------  -------------------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $    5,281   $  4,559   $   918,613  $   (7,498)        $   (45,750)
 Net realized gain (loss) on
   investments.................     85,852      2,424       169,405       4,715             120,302
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     86,342        859     1,234,779      67,848           1,173,734
                                ----------   --------   -----------  ----------         -----------
 Net increase (decrease) in
   net assets from operations..    177,475      7,842     2,322,797      65,065           1,248,286
                                ----------   --------   -----------  ----------         -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  1,444,130    390,455     9,120,644   2,081,694           9,898,587
   Transfers from Separate
    Account No. 49.............         --         --     9,654,829          --                  --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  1,540,108    179,641     5,898,278   1,757,212           6,255,274
   Redemptions for contract
    benefits and terminations..    (40,904)    (2,657)     (911,636)     (2,746)            (66,731)
   Contract maintenance
    charges....................        (60)        --        (1,405)         --                (100)
                                ----------   --------   -----------  ----------         -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  2,943,274    567,439    23,760,710   3,836,160          16,087,030
                                ----------   --------   -----------  ----------         -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         85         99           998         600                 749
                                ----------   --------   -----------  ----------         -----------

INCREASE (DECREASE) IN NET
 ASSETS........................  3,120,834    575,380    26,084,505   3,901,825          17,336,065
NET ASSETS -- BEGINNING OF
 PERIOD........................    575,380         --     3,901,825          --                  --
                                ----------   --------   -----------  ----------         -----------

NET ASSETS -- END OF PERIOD.... $3,696,214   $575,380   $29,986,330  $3,901,825         $17,336,065
                                ==========   ========   ===========  ==========         ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued........................         --         --         1,632         341               1,581
 Transferred from Separate
   Account No. 49..............         --         --           795          --                  --
 Redeemed......................         --         --          (538)        (19)               (124)
                                ----------   --------   -----------  ----------         -----------
 Net Increase (Decrease).......         --         --         1,889         322               1,457
                                ==========   ========   ===========  ==========         ===========
UNIT ACTIVITY COMMON SHARES
 Issued........................        331         59            --          --                  --
 Redeemed......................        (62)        (4)           --          --                  --
                                ----------   --------   -----------  ----------         -----------
 Net Increase (Decrease).......        269         55            --          --                  --
                                ==========   ========   ===========  ==========         ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                          FRANKLIN TEMPLETON VIP
                                FRANKLIN STRATEGIC INCOME    FOUNDING FUNDS      GOLDMAN SACHS VIT MID CAP
                                 SECURITIES FUND(A)(B)    ALLOCATION FUND(A)(B)      VALUE FUND(A)(B)
                                -----------------------   --------------------   -----------------------
                                    2013         2012        2013        2012        2013         2012
                                -----------   ----------  ----------   --------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $ 1,305,672   $   11,019  $  553,232   $ (1,171) $  (105,842)  $    7,824
 Net realized gain (loss) on
   investments.................     191,367         (461)    697,340      3,350    2,105,467        5,571
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  (1,028,260)     125,128    (263,540)    14,667    1,784,010       72,836
                                -----------   ----------  ----------   --------  -----------   ----------
 Net increase (decrease) in
   net assets from operations..     468,779      135,686     987,032     16,846    3,783,635       86,231
                                -----------   ----------  ----------   --------  -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  11,181,320    4,452,410   2,525,105    331,697    5,268,336    1,593,204
   Transfers from Separate
    Account No. 49.............  16,964,343           --   1,848,213         --    8,239,902           --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   2,222,043      203,279   3,594,371    (23,764)     960,570      130,463
   Redemptions for contract
    benefits and terminations..  (1,241,164)     (21,910)   (140,294)    (3,595)    (377,598)     (12,528)
   Contract maintenance
    charges....................      (3,321)          --        (639)        --       (2,295)          --
                                -----------   ----------  ----------   --------  -----------   ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  29,123,221    4,633,779   7,826,756    304,338   14,088,915    1,711,139
                                -----------   ----------  ----------   --------  -----------   ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          --          801         (13)        11        9,695          506
                                -----------   ----------  ----------   --------  -----------   ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  29,592,000    4,770,266   8,813,775    321,195   17,882,245    1,797,876
NET ASSETS -- BEGINNING OF
 PERIOD........................   4,770,266           --     321,195         --    1,797,876           --
                                -----------   ----------  ----------   --------  -----------   ----------

NET ASSETS -- END OF PERIOD.... $34,362,266   $4,770,266  $9,134,970   $321,195  $19,680,121   $1,797,876
                                ===========   ==========  ==========   ========  ===========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued........................       1,491          409         608         31           --           --
 Transferred from Separate
   Account No. 49..............       1,359           --         158         --           --           --
 Redeemed......................        (529)         (25)       (152)        (4)          --           --
                                -----------   ----------  ----------   --------  -----------   ----------
 Net Increase (Decrease).......       2,321          384         614         27           --           --
                                ===========   ==========  ==========   ========  ===========   ==========
UNIT ACTIVITY SERVICE SHARES
 Issued........................          --           --          --         --          558          135
 Transferred from Separate
   Account No. 49..............          --           --          --         --          597           --
 Redeemed......................          --           --          --         --         (196)          (4)
                                -----------   ----------  ----------   --------  -----------   ----------
 Net Increase (Decrease).......          --           --          --         --          959          131
                                ===========   ==========  ==========   ========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                 GUGGENHEIM VT
                                     GLOBAL        GUGGENHEIM VT      INVESCO V.I.       INVESCO V.I.         INVESCO V.I.
                                MANAGED FUTURES     MULTI-HEDGE         AMERICAN        BALANCED-RISK         DIVERSIFIED
                                STRATEGY FUND(B) STRATEGIES FUND(B) FRANCHISE FUND(B) ALLOCATION FUND(D)  DIVIDEND FUND(A)(B)
                                ---------------- ------------------ ----------------- ------------------ ---------------------
                                      2013              2013              2013               2013            2013       2012
                                ---------------- ------------------ ----------------- ------------------ -----------  --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..    $  (8,227)         $(10,106)        $   (6,418)         $   (414)     $    67,528  $  3,378
 Net realized gain (loss) on
   investments.................      (33,793)           (6,278)            18,158                (2)         589,600     1,431
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       48,936            20,152            165,783             3,285          889,388    28,820
                                   ---------          --------         ----------          --------      -----------  --------
 Net increase (decrease) in
   net assets from operations..        6,916             3,768            177,523             2,869        1,546,516    33,629
                                   ---------          --------         ----------          --------      -----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............       77,573            21,312              3,650           445,251        3,031,962   737,786
   Transfers from Separate
    Account No. 49.............      646,284           564,889            388,492                --        2,186,458        --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     (107,350)          195,664            483,949                --        2,838,700   137,612
   Redemptions for contract
    benefits and terminations..      (19,680)          (17,425)           (10,845)               --         (177,057)   (1,686)
   Contract maintenance
    charges....................          (80)              (86)               (61)               --             (727)       --
                                   ---------          --------         ----------          --------      -----------  --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.      596,747           764,354            865,185           445,251        7,879,336   873,712
                                   ---------          --------         ----------          --------      -----------  --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          251                --                 --                25              999       201
                                   ---------          --------         ----------          --------      -----------  --------

INCREASE (DECREASE) IN NET
 ASSETS........................      603,914           768,122          1,042,708           448,145        9,426,851   907,542
NET ASSETS -- BEGINNING OF
 PERIOD........................           --                --                 --                --          907,542        --
                                   ---------          --------         ----------          --------      -----------  --------

NET ASSETS -- END OF PERIOD....    $ 603,914          $768,122         $1,042,708          $448,145      $10,334,393  $907,542
                                   =========          ========         ==========          ========      ===========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued........................           19                61                 --                --               --        --
 Transferred from Separate
   Account No. 49..............           82                60                 --                --               --        --
 Redeemed......................          (26)              (40)                --                --               --        --
                                   ---------          --------         ----------          --------      -----------  --------
 Net Increase (Decrease).......           75                81                 --                --               --        --
                                   =========          ========         ==========          ========      ===========  ========

UNIT ACTIVITY SERIES II
 Issued........................           --                --                 33                46              611        80
 Transferred from Separate
   Account No. 49..............           --                --                 27                --              179        --
 Redeemed......................           --                --                 (6)               --             (195)       (1)
                                   ---------          --------         ----------          --------      -----------  --------
 Net Increase (Decrease).......           --                --                 54                46              595        79
                                   =========          ========         ==========          ========      ===========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                INVESCO V.I. GLOBAL   INVESCO V.I. GLOBAL       INVESCO V.I. HIGH
                                HEALTH CARE FUND(D)  REAL ESTATE FUND(A)(B)      YIELD FUND(A)(B)
                                ------------------- -----------------------  -----------------------
                                       2013             2013        2012         2013        2012
                                ------------------- -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..       $   (1)       $ 1,047,504  $  (10,200) $   416,681  $   64,398
 Net realized gain (loss) on
   investments.................           --            594,006       3,106      198,666       1,732
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................           24         (1,674,216)    387,974     (122,639)     47,775
                                      ------        -----------  ----------  -----------  ----------
 Net increase (decrease) in
   net assets from operations..           23            (32,706)    380,880      492,708     113,905
                                      ------        -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............        2,360         11,932,677   4,720,076    5,447,051   2,445,875
   Transfers from Separate
    Account No. 49.............           --         25,033,843          --    4,476,111          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......           --          4,570,788     724,937      431,694     282,608
   Redemptions for contract
    benefits and terminations..           --         (1,154,508)    (21,073)    (302,086)    (16,446)
   Contract maintenance
    charges....................           --             (5,741)         --       (1,180)         --
                                      ------        -----------  ----------  -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.        2,360         40,377,059   5,423,940   10,051,590   2,712,037
                                      ------        -----------  ----------  -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............           --              1,499         700           --         200
                                      ------        -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................        2,383         40,345,852   5,805,520   10,544,298   2,826,142
NET ASSETS -- BEGINNING OF
 PERIOD........................           --          5,805,520          --    2,826,142          --
                                      ------        -----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD....       $2,383        $46,151,372  $5,805,520  $13,370,440  $2,826,142
                                      ======        ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued........................           --              1,343         427          775         258
 Transferred from Separate
   Account No. 49..............           --              1,830          --          401          --
 Redeemed......................           --               (246)         (3)        (289)         (4)
                                      ------        -----------  ----------  -----------  ----------
 Net Increase (Decrease).......           --              2,927         424          887         254
                                      ======        ===========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                INVESCO V.I. INTERNATIONAL INVESCO V.I. MID CAP CORE INVESCO V.I. SMALL CAP
                                   GROWTH FUND(A)(B)         EQUITY FUND(A)(B)         EQUITY FUND(A)(B)
                                -------------------------  ------------------------  --------------------
                                    2013         2012         2013         2012         2013        2012
                                -----------   ----------    ----------    --------   ----------   --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   (60,342)  $    7,466   $  (46,360)   $ (2,889)   $  (73,605)  $ (2,122)
 Net realized gain (loss) on
   investments.................     329,790          455      641,403       3,497       511,785      1,392
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   3,007,638      158,945      657,660      26,207     1,074,673     28,441
                                -----------   ----------    ----------    --------   ----------   --------
 Net increase (decrease) in
   net assets from operations..   3,277,086      166,866    1,252,703      26,815     1,512,853     27,711
                                -----------   ----------    ----------    --------   ----------   --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   5,640,291    2,601,070    1,771,808     528,056     1,135,991    406,461
   Transfers from Separate
    Account No. 49.............  12,411,982           --    3,257,234          --     3,222,606         --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   2,338,982      281,928      124,699     145,654       226,426     76,927
   Redemptions for contract
    benefits and terminations..    (499,077)     (13,269)    (178,006)     (6,463)     (171,976)      (642)
   Contract maintenance
    charges....................      (2,853)          --         (918)         --          (631)        --
                                -----------   ----------    ----------    --------   ----------   --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  19,889,325    2,869,729    4,974,817     667,247     4,412,416    482,746
                                -----------   ----------    ----------    --------   ----------   --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         985          116          143         200            --        101
                                -----------   ----------    ----------    --------   ----------   --------

INCREASE (DECREASE) IN NET
 ASSETS........................  23,167,396    3,036,711    6,227,663     694,262     5,925,269    510,558
NET ASSETS -- BEGINNING OF
 PERIOD........................   3,036,711           --      694,262          --       510,558         --
                                -----------   ----------    ----------    --------   ----------   --------

NET ASSETS -- END OF PERIOD.... $26,204,107   $3,036,711   $6,921,925    $694,262    $6,435,827   $510,558
                                ===========   ==========    ==========    ========   ==========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued........................         748          259          244          65           167         36
 Transferred from Separate
   Account No. 49..............       1,047           --          278          --           219         --
 Redeemed......................        (161)          (3)        (116)         (5)          (97)        (1)
                                -----------   ----------    ----------    --------   ----------   --------
 Net Increase (Decrease).......       1,634          256          406          60           289         35
                                ===========   ==========    ==========    ========   ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                  IVY FUNDS VIP ASSET    IVY FUNDS VIP DIVIDEND
                                     STRATEGY(A)(B)       OPPORTUNITIES(A)(B)   IVY FUNDS VIP ENERGY(A)(B)
                                -----------------------  ---------------------  -------------------------
                                    2013        2012         2013       2012        2013         2012
                                -----------  ----------  -----------  --------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   (53,329) $  (18,064) $    11,646  $ (3,847) $  (222,502)  $   (6,915)
 Net realized gain (loss) on
   investments.................     582,295       6,978      490,435     6,773      171,498        2,213
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   5,700,162     289,497    2,364,600    15,326    3,374,815       59,627
                                -----------  ----------  -----------  --------  -----------   ----------
 Net increase (decrease) in
   net assets from operations..   6,229,128     278,411    2,866,681    18,252    3,323,811       54,925
                                -----------  ----------  -----------  --------  -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  14,385,584   3,453,415    1,686,745   868,402    4,623,997    1,230,834
   Transfers from Separate
    Account No. 49.............  10,829,937          --    8,978,934        --    9,828,736           --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   4,609,971     831,428     (394,158)   90,003    1,662,992      352,725
   Redemptions for contract
    benefits and terminations..    (698,819)    (22,748)    (301,719)     (780)    (454,455)     (11,763)
   Contract maintenance
    charges....................      (3,211)         --       (1,592)       --       (2,333)          --
                                -----------  ----------  -----------  --------  -----------   ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  29,123,462   4,262,095    9,968,210   957,625   15,658,937    1,571,796
                                -----------  ----------  -----------  --------  -----------   ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............       1,499         700           --       101          225          199
                                -----------  ----------  -----------  --------  -----------   ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  35,354,089   4,541,206   12,834,891   975,978   18,982,973    1,626,920
NET ASSETS -- BEGINNING OF
 PERIOD........................   4,541,206          --      975,978        --    1,626,920           --
                                -----------  ----------  -----------  --------  -----------   ----------

NET ASSETS -- END OF PERIOD.... $39,895,295  $4,541,206  $13,810,869  $975,978  $20,609,893   $1,626,920
                                ===========  ==========  ===========  ========  ===========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued........................       1,882         445          198        88          712          149
 Transferred from Separate
   Account No. 49..............       1,025          --          736        --          885           --
 Redeemed......................        (267)        (15)        (126)       (9)        (260)          (3)
                                -----------  ----------  -----------  --------  -----------   ----------
 Net Increase (Decrease).......       2,640         430          808        79        1,337          146
                                ===========  ==========  ===========  ========  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                  IVY FUNDS VIP GLOBAL                                   IVY FUNDS VIP MICRO
                                NATURAL RESOURCES(A)(B)  IVY FUNDS VIP HIGH INCOME(A)(B)    CAP GROWTH(D)
                                -----------------------  ------------------------------  -------------------
                                    2013        2012         2013            2012               2013
                                -----------  ----------   -----------     -----------    -------------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (157,799) $   (4,952) $ 1,913,655     $   (39,356)          $   (59)
 Net realized gain (loss) on
   investments.................    (375,468)      1,651    1,531,745          10,249                 1
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   1,224,093      52,543    1,383,117         408,739             3,374
                                -----------  ----------   -----------     -----------          -------
 Net increase (decrease) in
   net assets from operations..     690,826      49,242    4,828,517         379,632             3,316
                                -----------  ----------   -----------     -----------          -------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   2,582,837   1,032,322   22,780,628       7,774,741            89,255
   Transfers from Separate
    Account No. 49.............   8,496,383          --   34,459,343              --                --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     (99,824)     89,866    9,208,626       2,479,525                --
   Redemptions for contract
    benefits and terminations..    (344,844)     (8,007)  (1,982,209)        (43,171)               --
   Contract maintenance
    charges....................      (1,699)         --       (6,389)             --                --
                                -----------  ----------   -----------     -----------          -------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  10,632,853   1,114,181   64,459,999      10,211,095            89,255
                                -----------  ----------   -----------     -----------          -------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............           2         100           --             500                10
                                -----------  ----------   -----------     -----------          -------

INCREASE (DECREASE) IN NET
 ASSETS........................  11,323,681   1,163,523   69,288,516      10,591,227            92,581
NET ASSETS -- BEGINNING OF
 PERIOD........................   1,163,523          --   10,591,227              --                --
                                -----------  ----------   -----------     -----------          -------

NET ASSETS -- END OF PERIOD.... $12,487,204  $1,163,523  $79,879,743     $10,591,227           $92,581
                                ===========  ==========   ===========     ===========          =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued........................         503         128        3,161             764                 8
 Transferred from Separate
   Account No. 49..............         915          --        2,440              --                --
 Redeemed......................        (278)         (3)      (1,159)            (14)               --
                                -----------  ----------   -----------     -----------          -------
 Net Increase (Decrease).......       1,140         125        4,442             750                 8
                                ===========  ==========   ===========     ===========          =======

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                   IVY FUNDS VIP MID     IVY FUNDS VIP SCIENCE AND IVY FUNDS VIP SMALL CAP
                                    CAP GROWTH(A)(B)         TECHNOLOGY(A)(B)            GROWTH(A)(B)
                                -----------------------  -----------------------   -----------------------
                                    2013        2012         2013         2012         2013        2012
                                -----------  ----------  -----------   ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (344,200) $  (12,305) $  (343,150)  $  (12,940) $  (157,614) $   (5,550)
 Net realized gain (loss) on
   investments.................   1,317,110       3,103    2,034,170        9,127      538,089         479
                                -----------  ----------  -----------   ----------  -----------  ----------
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   4,812,365     155,228    8,750,919      149,934    3,350,730       1,275
                                -----------  ----------  -----------   ----------  -----------  ----------
 Net increase (decrease) in
   net assets from operations..   5,785,275     146,026   10,441,939      146,121    3,731,205      (3,796)
                                -----------  ----------  -----------   ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   8,309,614   2,740,502    8,532,809    2,421,691    3,502,239   1,177,859
   Transfers from Separate
    Account No. 49.............  14,647,014          --   10,480,537           --    6,008,556          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (275,733)    355,960    5,480,072      645,720      419,138      47,309
   Redemptions for contract
    benefits and terminations..    (690,976)     (9,139)    (590,711)     (11,656)    (362,257)     (3,888)
   Contract maintenance
    charges....................      (3,418)         --       (2,734)          --       (1,636)         --
                                -----------  ----------  -----------   ----------  -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  21,986,501   3,087,323   23,899,973    3,055,755    9,566,040   1,221,280
                                -----------  ----------  -----------   ----------  -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         979         123          502          599           --         199
                                -----------  ----------  -----------   ----------  -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  27,772,755   3,233,472   34,342,414    3,202,475   13,297,245   1,217,683
NET ASSETS -- BEGINNING OF
 PERIOD........................   3,233,472          --    3,202,475           --    1,217,683          --
                                -----------  ----------  -----------   ----------  -----------  ----------

NET ASSETS -- END OF PERIOD.... $31,006,227  $3,233,472  $37,544,889   $3,202,475  $14,514,928  $1,217,683
                                ===========  ==========  ===========   ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued........................         842         222        1,039          240          448         104
 Transferred from Separate
   Account No. 49..............         988          --          759           --          490          --
 Redeemed......................        (416)         (4)        (261)          (9)        (200)         (5)
                                -----------  ----------  -----------   ----------  -----------  ----------
 Net Increase (Decrease).......       1,414         218        1,537          231          738          99
                                ===========  ==========  ===========   ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                             JANUS ASPEN      JPMORGAN
                                JANUS ASPEN   JANUS ASPEN      SERIES      INSURANCE TRUST    JPMORGAN        JPMORGAN
                                   SERIES       SERIES     INTECH U.S. LOW  INTERNATIONAL  INSURANCE TRUST INSURANCE TRUST
                                  BALANCED   FLEXIBLE BOND   VOLATILLITY       EQUITY      INTREPID GROWTH MID CAP GROWTH
                                PORTFOLIO(D) PORTFOLIO(D)   PORTFOLIO(D)    PORTFOLIO(D)    PORTFOLIO(D)    PORTFOLIO(D)
                                ------------ ------------- --------------- --------------- --------------- ---------------
                                    2013         2013           2013            2013            2013            2013
                                ------------ ------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..   $    25      $    245        $    93         $    (4)        $   (8)         $   (15)
 Net realized gain (loss) on
   investments.................        --            --             46              --             --               --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       582          (435)           (67)            296            233              597
                                  -------      --------        -------         -------         ------          -------
 Net increase (decrease) in
   net assets from operations..       607          (190)            72             292            225              582
                                  -------      --------        -------         -------         ------          -------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    61,678       115,843         28,727          13,276          8,031           29,569
   Transfers from Separate
    Account No. 49.............        --            --             --              --             --               --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......        --           500             --              --             --               --
                                  -------      --------        -------         -------         ------          -------

 Net increase (decrease) in
   net assets from
   contractowners transactions.    61,678       116,343         28,727          13,276          8,031           29,569
                                  -------      --------        -------         -------         ------          -------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............        10            35              4              --             --                5
                                  -------      --------        -------         -------         ------          -------

INCREASE (DECREASE) IN NET
 ASSETS........................    62,295       116,188         28,803          13,568          8,256           30,156
                                  -------      --------        -------         -------         ------          -------

NET ASSETS -- END OF PERIOD....   $62,295      $116,188        $28,803         $13,568         $8,256          $30,156
                                  =======      ========        =======         =======         ======          =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued........................        --            --             --               1              1                3
                                  -------      --------        -------         -------         ------          -------
 Net Increase (Decrease).......        --            --             --               1              1                3
                                  =======      ========        =======         =======         ======          =======
UNIT ACTIVITY SERVICE SHARES
 Issued........................         6            12              3              --             --               --
                                  -------      --------        -------         -------         ------          -------
 Net Increase (Decrease).......         6            12              3              --             --               --
                                  =======      ========        =======         =======         ======          =======

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                   LAZARD RETIREMENT     LORD ABBETT SERIES FUND-  LORD ABBETT SERIES
                                EMERGING MARKETS EQUITY       BOND DEBENTURE       FUND-CLASSIC STOCK
                                    PORTFOLIO(A)(B)          PORTFOLIO(A)(B)         PORTFOLIO(A)(B)
                                -----------------------  -----------------------  --------------------
                                    2013        2012         2013        2012        2013       2012
                                -----------  ----------  -----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $    63,287  $  104,360  $   515,123  $   68,708  $   (7,834) $  4,803
 Net realized gain (loss) on
   investments.................     115,502     114,067      302,215      20,292     485,760     4,222
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  (1,568,207)    575,369     (347,311)    (47,925)    324,154    12,469
                                -----------  ----------  -----------  ----------  ----------  --------
 Net increase (decrease) in
   net assets from operations..  (1,389,418)    793,796      470,027      41,075     802,080    21,494
                                -----------  ----------  -----------  ----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  16,487,854   8,084,826    5,598,804   1,223,132   1,086,147   778,852
   Transfers from Separate
    Account No. 49.............  41,131,431          --    2,337,327          --   1,552,038        --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   1,761,577   1,150,298    3,843,864     155,192      19,513    19,890
   Redemptions for contract
    benefits and terminations..  (1,656,445)    (32,360)    (260,057)    (19,883)    (87,549)   (2,442)
   Contract maintenance
    charges....................      (9,357)         --         (556)         --        (411)       --
                                -----------  ----------  -----------  ----------  ----------  --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  57,715,060   9,202,764   11,519,382   1,358,441   2,569,738   796,300
                                -----------  ----------  -----------  ----------  ----------  --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          --         699          500         200         500        99
                                -----------  ----------  -----------  ----------  ----------  --------

INCREASE (DECREASE) IN NET
 ASSETS........................  56,325,642   9,997,259   11,989,909   1,399,716   3,372,318   817,893
NET ASSETS -- BEGINNING OF
 PERIOD........................   9,997,259          --    1,399,716          --     817,893        --
                                -----------  ----------  -----------  ----------  ----------  --------

NET ASSETS -- END OF PERIOD.... $66,322,901  $9,997,259  $13,389,625  $1,399,716  $4,190,211  $817,893
                                ===========  ==========  ===========  ==========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE SHARES
 Issued........................       2,143         848           --          --          --        --
 Transferred from Separate
   Account No. 49..............       3,427          --           --          --          --        --
 Redeemed......................        (724)        (15)          --          --          --        --
                                -----------  ----------  -----------  ----------  ----------  --------
 Net Increase (Decrease).......       4,846         833           --          --          --        --
                                ===========  ==========  ===========  ==========  ==========  ========
UNIT ACTIVITY VC SHARES
 Issued........................          --          --        1,037         136         127        86
 Transferred from Separate
   Account No. 49..............          --          --          210          --         157        --
 Redeemed......................          --          --         (239)        (10)        (34)       (4)
                                -----------  ----------  -----------  ----------  ----------  --------
 Net Increase (Decrease).......          --          --        1,008         126         250        82
                                ===========  ==========  ===========  ==========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                LORD ABBETT SERIES FUND-
                                GROWTH OPPORTUNITIES     MFS(R) INTERNATIONAL VALUE MFS(R) INVESTORS GROWTH
                                   PORTFOLIO(A)(B)           PORTFOLIO(A)(B)         STOCK SERIES(A)(B)
                                -----------------------  -------------------------  ----------------------
                                   2013         2012         2013         2012         2013        2012
                                 ----------   --------   -----------   ----------   ----------   --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (26,445)   $ (1,088)  $    11,636   $    2,353   $  (56,572)  $ (1,511)
 Net realized gain (loss) on
   investments.................    399,696      13,922     1,084,784       17,457      287,760     10,460
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    175,753      (5,232)    7,941,890      268,519    1,162,131      8,910
                                 ----------   --------   -----------   ----------   ----------   --------
 Net increase (decrease) in
   net assets from operations..    549,004       7,602     9,038,310      288,329    1,393,319     17,859
                                 ----------   --------   -----------   ----------   ----------   --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    742,215     243,934    18,303,569    5,483,402    1,316,577    359,348
   Transfers from Separate
    Account No. 49.............  1,104,108          --    20,448,744           --    4,049,472         --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   (106,195)     19,754     9,526,220      451,888      203,360     88,054
   Redemptions for contract
    benefits and terminations..   (136,995)     (1,300)   (1,064,045)     (35,861)    (201,166)   (32,291)
   Contract maintenance
    charges....................       (272)         --        (5,770)          --         (766)        --
                                 ----------   --------   -----------   ----------   ----------   --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  1,602,861     262,388    47,208,718    5,899,429    5,367,477    415,111
                                 ----------   --------   -----------   ----------   ----------   --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............      1,000         101            --          701           --         99
                                 ----------   --------   -----------   ----------   ----------   --------

INCREASE (DECREASE) IN NET
 ASSETS........................  2,152,865     270,091    56,247,028    6,188,459    6,760,796    433,069
NET ASSETS -- BEGINNING OF
 PERIOD........................    270,091          --     6,188,459           --      433,069         --
                                 ----------   --------   -----------   ----------   ----------   --------

NET ASSETS -- END OF PERIOD.... $2,422,956    $270,091   $62,435,487   $6,188,459   $7,193,865   $433,069
                                 ==========   ========   ===========   ==========   ==========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued........................         --          --         2,272          532          125         38
 Transferred from Separate
   Account No. 49..............         --          --         1,708           --          309         --
 Redeemed......................         --          --          (337)         (15)         (40)        (5)
                                 ----------   --------   -----------   ----------   ----------   --------
 Net Increase (Decrease).......         --          --         3,643          517          394         33
                                 ==========   ========   ===========   ==========   ==========   ========
UNIT ACTIVITY VC SHARES
 Issued........................        102          29            --           --           --         --
 Transferred from Separate
   Account No. 49..............        118          --            --           --           --         --
 Redeemed......................        (57)         --            --           --           --         --
                                 ----------   --------   -----------   ----------   ----------   --------
 Net Increase (Decrease).......        163          29            --           --           --         --
                                 ==========   ========   ===========   ==========   ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                MFS(R) INVESTORS TRUST MFS(R) RESEARCH    MFS(R) TECHNOLOGY
                                    SERIES(A)(B)          SERIES(D)        PORTFOLIO(A)(B)
                                --------------------   --------------- -----------------------
                                   2013        2012         2013           2013        2012
                                ----------   --------  --------------- -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (21,206)  $   (379)     $   (12)    $  (110,558) $   (4,497)
 Net realized gain (loss) on
   investments.................    163,049        183           --         345,581       1,485
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  1,156,586     10,824          708       2,072,403      30,193
                                ----------   --------      -------     -----------  ----------
 Net increase (decrease) in
   net assets from operations..  1,298,429     10,628          696       2,307,426      27,181
                                ----------   --------      -------     -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    914,172    231,154       15,841       1,983,851     985,877
   Transfers from Separate
    Account No. 49.............  3,636,516         --           --       4,792,944          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    234,235     23,302          500         525,369     157,295
   Redemptions for contract
    benefits and terminations..   (189,129)    (2,147)          --        (288,371)    (25,945)
   Contract maintenance
    charges....................       (545)        --           --          (1,398)         --
                                ----------   --------      -------     -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  4,595,249    252,309       16,341       7,012,395   1,117,227
                                ----------   --------      -------     -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         --        101            5              (2)        201
                                ----------   --------      -------     -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  5,893,678    263,038       17,042       9,319,819   1,144,609
NET ASSETS -- BEGINNING OF
 PERIOD........................    263,038         --           --       1,144,609          --
                                ----------   --------      -------     -----------  ----------

NET ASSETS -- END OF PERIOD.... $6,156,716   $263,038      $17,042     $10,464,428  $1,144,609
                                ==========   ========      =======     ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued........................        107         21            2             246          87
 Transferred from Separate
   Account No. 49..............        286         --           --             351          --
 Redeemed......................        (41)        --           --            (102)         (3)
                                ----------   --------      -------     -----------  ----------
 Net Increase (Decrease).......        352         21            2             495          84
                                ==========   ========      =======     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                    MFS(R) UTILITIES     MFS(R) VALUE     MULTIMANAGER         MULTIMANAGER
                                      SERIES(A)(B)        SERIES(D)   AGGRESSIVE EQUITY*(A)(B) CORE BOND*(B)
                                -----------------------  ------------ -----------------------  -------------
                                    2013        2012         2013        2013         2012         2013
                                -----------  ----------  ------------  ----------   --------   -------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   129,195  $   37,536    $    (53)  $  (89,069)   $   (571)   $    82,536
 Net realized gain (loss) on
   investments.................     928,527       6,408           1      400,278       2,434       (325,989)
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   1,529,560      54,848       2,213    1,711,420       4,884     (2,567,346)
                                -----------  ----------    --------    ----------   --------    -----------
 Net increase (decrease) in
   net assets from operations..   2,587,282      98,792       2,161    2,022,629       6,747     (2,810,799)
                                -----------  ----------    --------    ----------   --------    -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   5,420,284   2,183,330      96,333    1,783,585     123,523     19,487,474
   Transfers from Separate
    Account No. 49.............   8,995,689          --          --    4,625,223          --     58,868,335
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   2,159,260     435,537       2,400      809,745      (6,116)    17,124,292
   Redemptions for contract
    benefits and terminations..    (589,771)    (29,591)         --     (359,046)       (120)    (1,755,137)
   Contract maintenance
    charges....................      (2,007)         --          --     (104,182)         --     (1,254,417)
                                -----------  ----------    --------    ----------   --------    -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  15,983,455   2,589,276      98,733    6,755,325     117,287     92,470,547
                                -----------  ----------    --------    ----------   --------    -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............           3         198          10          500         100          4,998
                                -----------  ----------    --------    ----------   --------    -----------

INCREASE (DECREASE) IN NET
 ASSETS........................  18,570,740   2,688,266     100,904    8,778,454     124,134     89,664,746
NET ASSETS -- BEGINNING OF
 PERIOD........................   2,688,266          --          --      124,134          --             --
                                -----------  ----------    --------    ----------   --------    -----------

NET ASSETS -- END OF PERIOD.... $21,259,006  $2,688,266    $100,904   $8,902,588    $124,134    $89,664,746
                                ===========  ==========    ========    ==========   ========    ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................          --          --          --          232          10          3,058
 Transferred from Separate
   Account No. 49..............          --          --          --          302          --          4,216
 Redeemed......................          --          --          --          (92)         (1)          (590)
                                -----------  ----------    --------    ----------   --------    -----------
 Net Increase (Decrease).......          --          --          --          442           9          6,684
                                ===========  ==========    ========    ==========   ========    ===========
UNIT ACTIVITY SERVICE CLASS
 Issued........................         738         203          10           --          --             --
 Transferred from Separate
   Account No. 49..............         652          --          --           --          --             --
 Redeemed......................        (278)         (8)         --           --          --             --
                                -----------  ----------    --------    ----------   --------    -----------
 Net Increase (Decrease).......       1,112         195          10           --          --             --
                                ===========  ==========    ========    ==========   ========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                             MULTIMANAGER       MULTIMANAGER
                                    MULTIMANAGER               LARGE CAP          LARGE CAP
                                INTERNATIONAL EQUITY*(A)(B) CORE EQUITY*(B)     VALUE*(A)(B)
                                --------------------------  --------------- --------------------
                                   2013          2012            2013          2013       2012
                                 ----------     --------    --------------- ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   (2,543)    $  1,227       $  (24,855)   $   13,744  $  1,080
 Net realized gain (loss) on
   investments.................     81,888        6,825          208,908       243,691     4,725
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    475,946       12,083          617,196     1,315,753     9,614
                                 ----------     --------      ----------    ----------  --------
 Net increase (decrease) in
   net assets from operations..    555,291       20,135          801,249     1,573,188    15,419
                                 ----------     --------      ----------    ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  1,335,299      199,288          412,241     1,888,525   253,280
   Transfers from Separate
    Account No. 49.............  2,546,137           --        2,186,126     4,310,117        --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (11,385)     (44,550)         (38,404)      (32,636)  (42,517)
   Redemptions for contract
    benefits and terminations..    (89,953)      (1,847)         (19,130)      (92,109)   (1,295)
   Contract maintenance
    charges....................    (48,721)          --          (45,945)      (78,895)       --
                                 ----------     --------      ----------    ----------  --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  3,731,377      152,891        2,494,888     5,995,002   209,468
                                 ----------     --------      ----------    ----------  --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............      9,252          100              501           499        99
                                 ----------     --------      ----------    ----------  --------

INCREASE (DECREASE) IN NET
 ASSETS........................  4,295,920      173,126        3,296,638     7,568,689   224,986
NET ASSETS -- BEGINNING OF
 PERIOD........................    173,126           --               --       224,986        --
                                 ----------     --------      ----------    ----------  --------

NET ASSETS -- END OF PERIOD.... $4,469,046     $173,126       $3,296,638    $7,793,675  $224,986
                                 ==========     ========      ==========    ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................        122           19               98           167        21
 Transferred from Separate
   Account No. 49..............        195           --              186           316        --
 Redeemed......................        (38)          (5)             (73)          (60)       (4)
                                 ----------     --------      ----------    ----------  --------
 Net Increase (Decrease).......        279           14              211           423        17
                                 ==========     ========      ==========    ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             MULTIMANAGER MULTIMANAGER
                                 MULTIMANAGER MID CAP  MULTIMANAGER MID CAP  MULTI-SECTOR  SMALL CAP
                                    GROWTH*(A)(B)          VALUE*(A)(B)        BOND(B)     GROWTH(B)
                                ---------------------  --------------------  ------------ ------------
                                    2013       2012       2013       2012        2013         2013
                                -----------  --------  ----------  --------  ------------ ------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (115,107) $ (1,265) $  (56,219) $   (169)  $   62,904   $  (79,741)
 Net realized gain (loss) on
   investments.................   3,380,528     1,470     282,972     1,390        3,397      332,077
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    (795,843)   11,498   1,272,395     6,923     (131,176)   1,736,265
                                -----------  --------  ----------  --------   ----------   ----------
 Net increase (decrease) in
   net assets from operations..   2,469,578    11,703   1,499,148     8,144      (64,875)   1,988,601
                                -----------  --------  ----------  --------   ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   3,224,185   230,559   2,195,020   124,695      279,277    1,379,031
   Transfers from Separate
    Account No. 49.............   4,629,195        --   3,489,719        --    2,429,439    4,132,039
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     505,763    50,860      96,785    24,657      268,041     (876,576)
   Redemptions for contract
    benefits and terminations..    (317,236)     (308)    (79,977)     (828)     (40,067)    (169,869)
   Contract maintenance
    charges....................    (111,359)       --     (70,481)       --      (48,723)     (83,731)
                                -----------  --------  ----------  --------   ----------   ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.   7,930,548   281,111   5,631,066   148,524    2,887,967    4,380,894
                                -----------  --------  ----------  --------   ----------   ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         498       100         250        99          500          501
                                -----------  --------  ----------  --------   ----------   ----------

INCREASE (DECREASE) IN NET
 ASSETS........................  10,400,624   292,914   7,130,464   156,767    2,823,592    6,369,996
NET ASSETS -- BEGINNING OF
 PERIOD........................     292,914        --     156,767        --           --           --
                                -----------  --------  ----------  --------   ----------   ----------

NET ASSETS -- END OF PERIOD.... $10,693,538  $292,914  $7,287,231  $156,767   $2,823,592   $6,369,996
                                ===========  ========  ==========  ========   ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................         342        21         189        11           63          232
 Transferred from Separate
   Account No. 49..............         336        --         226        --          186          693
 Redeemed......................        (150)       (1)        (72)       (1)         (31)        (187)
                                -----------  --------  ----------  --------   ----------   ----------
 Net Increase (Decrease).......         528        20         343        10          218          738
                                ===========  ========  ==========  ========   ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                    MULTIMANAGER        MULTIMANAGER      MUTUAL SHARES
                                SMALL CAP VALUE*(A)(B) TECHNOLOGY*(B) SECURITIES FUND(A)(B)
                                ---------------------  -------------- ---------------------
                                    2013        2012        2013          2013       2012
                                -----------   -------- -------------- -----------  --------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   (55,159)  $     27   $  (95,061)  $    81,133  $  4,868
 Net realized gain (loss) on
   investments.................     615,272         29      364,144       364,020     4,327
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   1,812,582      9,383    1,622,780     1,784,936    25,653
                                -----------   --------   ----------   -----------  --------
 Net increase (decrease) in
   net assets from operations..   2,372,695      9,439    1,891,863     2,230,089    34,848
                                -----------   --------   ----------   -----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   4,176,241    101,296    1,036,361     1,937,689   778,388
   Transfers from Separate
    Account No. 49.............   4,319,713         --    5,150,185     6,987,930        --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     809,538      6,497     (583,374)     (782,020)   59,724
   Redemptions for contract
    benefits and terminations..    (295,498)        --     (107,421)     (377,117)   (2,769)
   Contract maintenance
    charges....................     (95,743)        --     (106,096)       (1,590)       --
                                -----------   --------   ----------   -----------  --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.   8,914,251    107,793    5,389,655     7,764,892   835,343
                                -----------   --------   ----------   -----------  --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............      10,249         99          500            --       200
                                -----------   --------   ----------   -----------  --------

INCREASE (DECREASE) IN NET
 ASSETS........................  11,297,195    117,331    7,282,018     9,994,981   870,391
NET ASSETS -- BEGINNING OF
 PERIOD........................     117,331         --           --       870,391        --
                                -----------   --------   ----------   -----------  --------

NET ASSETS -- END OF PERIOD.... $11,414,526   $117,331   $7,282,018   $10,865,372  $870,391
                                ===========   ========   ==========   ===========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................         388          9          128            --        --
 Transferred from Separate
   Account No. 49..............         302         --          385            --        --
 Redeemed......................        (115)        --         (105)           --        --
                                -----------   --------   ----------   -----------  --------
 Net Increase (Decrease).......         575          9          408            --        --
                                ===========   ========   ==========   ===========  ========
UNIT ACTIVITY CLASS 2
 Issued........................          --         --           --           258        81
 Transferred from Separate
   Account No. 49..............          --         --           --           593        --
 Redeemed......................          --         --           --          (195)       (7)
                                -----------   --------   ----------   -----------  --------
 Net Increase (Decrease).......          --         --           --           656        74
                                ===========   ========   ==========   ===========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                         PIMCO                    PIMCO                   PIMCO
                                 COMMODITYREALRETURN(R)      EMERGING MARKETS     GLOBAL BOND PORTFOLIO
                                STRATEGY PORTFOLIO(A)(B)   BOND PORTFOLIO(A)(B)       (UNHEDGED)(D)
                                -----------------------  -----------------------  ---------------------
                                    2013        2012         2013        2012             2013
                                -----------  ----------  -----------  ----------  ---------------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $    25,635  $   14,770  $   623,507  $   28,929         $   (28)
 Net realized gain (loss) on
   investments.................  (1,117,476)     90,927      326,458       5,997             196
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  (2,161,872)   (134,549)  (2,570,739)     83,425            (807)
                                -----------  ----------  -----------  ----------         -------
 Net increase (decrease) in
   net assets from operations..  (3,253,713)    (28,852)  (1,620,774)    118,351            (639)
                                -----------  ----------  -----------  ----------         -------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   5,390,464   2,742,813    4,365,430   3,078,282          33,797
   Transfers from Separate
    Account No. 49.............  14,966,114          --   14,427,796          --              --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......     (20,022)    343,632   (2,488,273)    352,732              --
   Redemptions for contract
    benefits and terminations..    (512,120)    (10,759)    (626,903)    (19,130)             --
   Contract maintenance
    charges....................      (2,605)         --       (2,252)         --              --
                                -----------  ----------  -----------  ----------         -------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  19,821,831   3,075,686   15,675,798   3,411,884          33,797
                                -----------  ----------  -----------  ----------         -------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         999         200         (134)        694               5
                                -----------  ----------  -----------  ----------         -------

INCREASE (DECREASE) IN NET
 ASSETS........................  16,569,117   3,047,034   14,054,890   3,530,929          33,163
NET ASSETS -- BEGINNING OF
 PERIOD........................   3,047,034          --    3,530,929          --              --
                                -----------  ----------  -----------  ----------         -------

NET ASSETS -- END OF PERIOD.... $19,616,151  $3,047,034  $17,585,819  $3,530,929         $33,163
                                ===========  ==========  ===========  ==========         =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued........................         719         249          594         270               3
 Transferred from Separate
   Account No. 49..............       1,225          --        1,069          --              --
 Redeemed......................        (283)         --         (502)         (8)             --
                                -----------  ----------  -----------  ----------         -------
 Net Increase (Decrease).......       1,661         249        1,161         262               3
                                ===========  ==========  ===========  ==========         =======

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                          PIMCO                       PIMCO               PROFUND
                                REAL RETURN PORTFOLIO(A)(B) TOTAL RETURN PORTFOLIO(A)(B) VP BEAR(B)
                                --------------------------  ---------------------------  ----------
                                    2013          2012          2013           2012         2013
                                -----------   -----------   ------------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   116,094   $   (43,360)  $    747,655   $    54,444   $  (8,162)
 Net realized gain (loss) on
   investments.................    (104,333)      697,209        642,201       400,356    (126,015)
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................  (7,652,585)     (536,798)    (5,845,056)     (154,944)    (67,542)
                                -----------   -----------   ------------   -----------   ---------
 Net increase (decrease) in
   net assets from operations..  (7,640,824)      117,051     (4,455,200)      299,856    (201,719)
                                -----------   -----------   ------------   -----------   ---------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  17,487,908    13,778,284     40,230,837    20,042,011      17,813
   Transfers from Separate
    Account No. 49.............  50,082,506            --     79,826,566            --     712,279
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  (9,536,607)    2,011,780    (16,077,771)    3,506,753     (86,276)
   Redemptions for contract
    benefits and terminations..  (2,129,514)     (105,203)    (4,333,227)     (129,528)     (7,535)
   Contract maintenance
    charges....................      (8,667)           --        (13,513)           --         (90)
                                -----------   -----------   ------------   -----------   ---------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  55,895,626    15,684,861     99,632,892    23,419,236     636,191
                                -----------   -----------   ------------   -----------   ---------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............       1,942           928            462         4,221          --
                                -----------   -----------   ------------   -----------   ---------

INCREASE (DECREASE) IN NET
 ASSETS........................  48,256,744    15,802,840     95,178,154    23,723,313     434,472
NET ASSETS -- BEGINNING OF
 PERIOD........................  15,802,840            --     23,723,313            --          --
                                -----------   -----------   ------------   -----------   ---------

NET ASSETS -- END OF PERIOD.... $64,059,584   $15,802,840   $118,901,467   $23,723,313   $ 434,472
                                ===========   ===========   ============   ===========   =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued........................       2,079         1,279          4,357         2,088          --
 Transferred from Separate
   Account No. 49..............       4,008            --          6,826            --          --
 Redeemed......................      (1,616)          (15)        (2,678)          (58)         --
                                -----------   -----------   ------------   -----------   ---------
 Net Increase (Decrease).......       4,471         1,264          8,505         2,030          --
                                ===========   ===========   ============   ===========   =========
UNIT ACTIVITY COMMON SHARES
 Issued........................          --            --             --            --         363
 Transferred from Separate
   Account No. 49..............          --            --             --            --         123
 Redeemed......................          --            --             --            --        (383)
                                -----------   -----------   ------------   -----------   ---------
 Net Increase (Decrease).......          --            --             --            --         103
                                ===========   ===========   ============   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                               PUTNAM                             SEI VP       SEI VP MARKET
                                       PROFUND VP        VT ABSOLUTE RETURN SEI VP BALANCED    CONSERVATIVE        GROWTH
                                  BIOTECHNOLOGY(A)(B)       500 FUND(D)     STRATEGY FUND(D) STRATEGY FUND(D) STRATEGY FUND(D)
                                -----------------------  ------------------ ---------------- ---------------- ----------------
                                    2013        2012            2013              2013             2013             2013
                                -----------  ----------  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $  (180,868) $   (3,444)       $   --           $   (12)         $   (210)        $   (257)
 Net realized gain (loss) on
   investments.................   1,509,170       6,058            --                --                --               --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   4,224,544      29,821             2               222             1,696            2,859
                                -----------  ----------        ------           -------          --------         --------
 Net increase (decrease) in
   net assets from operations..   5,552,846      32,435             2               210             1,486            2,602
                                -----------  ----------        ------           -------          --------         --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............   6,593,424     910,280         1,276            22,339           322,987          447,078
   Transfers from Separate
    Account No. 49.............   4,226,860          --            --                --                --               --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   5,064,940     226,235            --                --                --               --
   Redemptions for contract
    benefits and terminations..    (227,943)     (2,070)           --                --                --               --
   Contract maintenance
    charges....................      (1,127)         --            --                --                --               --
                                -----------  ----------        ------           -------          --------         --------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  15,656,154   1,134,445         1,276            22,339           322,987          447,078
                                -----------  ----------        ------           -------          --------         --------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          --         200            --                 5                10               25
                                -----------  ----------        ------           -------          --------         --------

INCREASE (DECREASE) IN NET
 ASSETS........................  21,209,000   1,167,080         1,278            22,554           324,483          449,705
NET ASSETS -- BEGINNING OF
 PERIOD........................   1,167,080          --            --                --                --               --
                                -----------  ----------        ------           -------          --------         --------

NET ASSETS -- END OF PERIOD.... $22,376,080  $1,167,080        $1,278           $22,554          $324,483         $449,705
                                ===========  ==========        ======           =======          ========         ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS III
 Issued........................          --          --            --                 3                32               45
                                -----------  ----------        ------           -------          --------         --------
 Net Increase (Decrease).......          --          --            --                 3                32               45
                                ===========  ==========        ======           =======          ========         ========
UNIT ACTIVITY COMMON SHARES
 Issued........................         698          79            --                --                --               --
 Transferred from Separate
   Account No. 49..............         278          --            --                --                --               --
 Redeemed......................        (167)         (2)           --                --                --               --
                                -----------  ----------        ------           -------          --------         --------
 Net Increase (Decrease).......         809          77            --                --                --               --
                                ===========  ==========        ======           =======          ========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                SEI VP MARKET                   T. ROWE PRICE       T. ROWE PRICE
                                PLUS STRATEGY SEI VP MODERATE   EQUITY INCOME      HEALTH SCIENCES
                                   FUND(D)    STRATEGY FUND(D) PORTFOLIO-II(D)    PORTFOLIO-II(A)(B)
                                ------------- ---------------- --------------- -----------------------
                                    2013            2013            2013           2013        2012
                                ------------- ---------------- --------------- -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss)..   $    (73)       $   (312)       $    200     $  (388,871) $  (15,756)
 Net realized gain (loss) on
   investments.................          1              --              21       3,023,071      77,905
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................      3,083           2,175           2,852       7,363,795     (21,831)
                                  --------        --------        --------     -----------  ----------
 Net increase (decrease) in
   net assets from operations..      3,011           1,863           3,073       9,997,995      40,318
                                  --------        --------        --------     -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    103,237         336,438         117,102       9,585,915   2,752,573
   Transfers from Separate
    Account No. 49.............         --              --              --      10,684,272          --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    202,394              --              --       5,429,687   1,315,048
   Redemptions for contract
    benefits and terminations..         --              --            (845)       (547,385)    (13,148)
   Contract maintenance
    charges....................         --              --              --          (2,908)         --
                                  --------        --------        --------     -----------  ----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.    305,631         336,438         116,257      25,149,581   4,054,473
                                  --------        --------        --------     -----------  ----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         26              25               9             501         699
                                  --------        --------        --------     -----------  ----------

INCREASE (DECREASE) IN NET
 ASSETS........................    308,668         338,326         119,339      35,148,077   4,095,490
NET ASSETS -- BEGINNING OF
 PERIOD........................         --              --              --       4,095,490          --
                                  --------        --------        --------     -----------  ----------

NET ASSETS -- END OF PERIOD....   $308,668        $338,326        $119,339     $39,243,567  $4,095,490
                                  ========        ========        ========     ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued........................         --              --              12             907         250
 Transferred from Separate
   Account No. 49..............         --              --              --             635          --
 Redeemed......................         --              --              --            (206)         (6)
                                  --------        --------        --------     -----------  ----------
 Net Increase (Decrease).......         --              --              12           1,336         244
                                  ========        ========        ========     ===========  ==========
UNIT ACTIVITY CLASS III
 Issued........................         30              34              --              --          --
                                  --------        --------        --------     -----------  ----------
 Net Increase (Decrease).......         30              34              --              --          --
                                  ========        ========        ========     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                TEMPLETON DEVELOPING
                                 MARKETS SECURITIES     TEMPLETON FOREIGN     TEMPLETON GLOBAL BOND
                                     FUND(A)(B)       SECURITIES FUND(A)(B)   SECURITIES FUND(A)(B)
                                --------------------  --------------------  -------------------------
                                   2013       2012       2013       2012        2013          2012
                                ----------  --------  ----------  --------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   30,217  $ (2,218) $   60,953  $   (503) $  2,959,559  $    44,039
 Net realized gain (loss) on
   investments.................    (88,054)    8,124     174,245        85       809,900        1,349
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   (116,959)   44,656   1,179,537    47,400    (3,683,051)     606,712
                                ----------  --------  ----------  --------  ------------  -----------
 Net increase (decrease) in
   net assets from operations..   (174,796)   50,562   1,414,735    46,982        86,408      652,100
                                ----------  --------  ----------  --------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............  2,044,652   638,115   2,131,872   421,068    28,534,608   11,909,451
   Transfers from Separate
    Account No. 49.............  5,134,989        --   5,073,783        --    60,042,912           --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......  1,113,960    50,404      59,734    51,737     2,015,838    1,642,689
   Redemptions for contract
    benefits and terminations..   (281,908)  (62,673)   (264,043)     (887)   (3,066,729)     (52,823)
   Contract maintenance
    charges....................     (1,076)       --      (1,019)       --       (11,259)          --
                                ----------  --------  ----------  --------  ------------  -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  8,010,617   625,846   7,000,327   471,918    87,515,370   13,499,317
                                ----------  --------  ----------  --------  ------------  -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............         --       201          --       201            --        1,000
                                ----------  --------  ----------  --------  ------------  -----------

INCREASE (DECREASE) IN NET
 ASSETS........................  7,835,821   676,609   8,415,062   519,101    87,601,778   14,152,417
NET ASSETS -- BEGINNING OF
 PERIOD........................    676,609        --     519,101        --    14,152,417           --
                                ----------  --------  ----------  --------  ------------  -----------

NET ASSETS -- END OF PERIOD.... $8,512,430  $676,609  $8,934,163  $519,101  $101,754,195  $14,152,417
                                ==========  ========  ==========  ========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued........................        404        76         315        46         3,217        1,140
 Transferred from Separate
   Account No. 49..............        462        --         459        --         4,782           --
 Redeemed......................       (140)      (15)       (153)       --        (1,023)         (13)
                                ----------  --------  ----------  --------  ------------  -----------
 Net Increase (Decrease).......        726        61         621        46         6,976        1,127
                                ==========  ========  ==========  ========  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   VAN ECK VIP
                                                                                  UNCONSTRAINED
                                  TEMPLETON GROWTH    VAN ECK VIP GLOBAL HARD        EMERGING
                                SECURITIES FUND(A)(B)    ASSETS FUND(A)(B)     MARKETS BOND FUND(D)
                                --------------------  -----------------------  --------------------
                                   2013       2012        2013        2012             2013
                                ----------  --------  -----------  ----------  --------------------
INCREASE (DECREASE) IN NET
 ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   20,420  $   (336) $  (280,805) $     (657)       $   (20)
 Net realized gain (loss) on
   investments.................     93,169     1,174       37,671      46,500             --
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    352,370     8,691    2,773,917     109,491             37
                                ----------  --------  -----------  ----------        -------
 Net increase (decrease) in
   net assets from operations..    465,959     9,529    2,530,783     155,334             17
                                ----------  --------  -----------  ----------        -------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............    207,890   162,644    6,680,344   5,110,848         23,283
   Transfers from Separate
    Account No. 49.............  1,183,469        --   19,614,046          --             --
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    324,326    23,069   (1,580,988)  1,142,636             --
   Redemptions for contract
    benefits and terminations..    (58,549)   (1,147)    (838,690)    (77,525)            --
   Contract maintenance
    charges....................       (289)       --       (4,455)         --             --
                                ----------  --------  -----------  ----------        -------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  1,656,847   184,566   23,870,257   6,175,959         23,283
                                ----------  --------  -----------  ----------        -------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 70..............          2        99       10,000         699              4
                                ----------  --------  -----------  ----------        -------

INCREASE (DECREASE) IN NET
 ASSETS........................  2,122,808   194,194   26,411,040   6,331,992         23,304
NET ASSETS -- BEGINNING OF
 PERIOD........................    194,194        --    6,331,992          --             --
                                ----------  --------  -----------  ----------        -------

NET ASSETS -- END OF PERIOD.... $2,317,002  $194,194  $32,743,032  $6,331,992        $23,304
                                ==========  ========  ===========  ==========        =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued........................         89        18           --          --             --
 Transferred from Separate
   Account No. 49..............        105        --           --          --             --
 Redeemed......................        (52)       (1)          --          --             --
                                ----------  --------  -----------  ----------        -------
 Net Increase (Decrease).......        142        17           --          --             --
                                ==========  ========  ===========  ==========        =======
UNIT ACTIVITY CLASS S
 Issued........................         --        --          929         598             --
 Transferred from Separate
   Account No. 49..............         --        --        1,800          --             --
 Redeemed......................         --        --         (550)        (17)            --
                                ----------  --------  -----------  ----------        -------
 Net Increase (Decrease).......         --        --        2,179         581             --
                                ==========  ========  ===========  ==========        =======
UNIT ACTIVITY INITIAL CLASS
 Issued........................         --        --           --          --              2
                                ----------  --------  -----------  ----------        -------
 Net Increase (Decrease).......         --        --           --          --              2
                                ==========  ========  ===========  ==========        =======

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on April 30, 2012.
(b)Units from the Accumulator 11 Series, Retirement Cornserstone Series, and Retirement Cornerstone Series II were transferred from Separate Account No. 49 into Separate Account No. 70 on January 1, 2013.
(c)Units were made available on February 19, 2013.
(d)Units were made available on November 18, 2013.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 70 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Product Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., Delaware Variable Insurance Product (VIP)/(R)/ Trust, Eaton Vance Variable Trust, EQ Advisors Trust ("EQAT"), Federated Insurance Series, Fidelity Variable Insurance Products Fund, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insuance Funds, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trusts, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, ProFunds VP, Putnam Variable Trust, SEI Insurance Products Trust, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
   .   Invesco V.I. American Franchise Fund/(a)/
   .   Invesco V.I. Balanced-Risk Allocation Fund
   .   Invesco V.I. Diversified Dividend Fund
   .   Invesco V.I. Global Health Care Fund
   .   Invesco V.I. Global Real Estate Fund
   .   Invesco V.I. High Yield Fund
   .   Invesco V.I. International Growth Fund
   .   Invesco V.I. Mid Cap Core Equity Fund
   .   Invesco V.I. Small Cap Equity Fund

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
   .   AllianceBernstein VPS Balanced Wealth Strategy Portfolio
   .   AllianceBernstein VPS International Growth Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   .   American Century VP Inflation Protection Fund/SM/
   .   American Century VP Large Company Value Fund
   .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
   .   American Funds Insurance Series/(R)/ Asset Allocation Fund/SM/
   .   American Funds Insurance Series/(R)/ Bond Fund/SM/
   .   American Funds Insurance Series/(R)/ Global Growth Fund/SM/
   .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
   .   American Funds Insurance Series/(R)/ Growth-Income Fund/SM/
   .   American Funds Insurance Series/(R)/ International Growth and Income
       Fund/SM/
   .   American Funds Insurance Series/(R)/ Managed Risk Allocation Fund/SM/
   .   American Funds Insurance Series/(R)/ New World Fund/(R)/

     AXA PREMIER VIP TRUST*
   .   AXA Aggressive Allocation
   .   AXA Moderate Allocation
   .   AXA Moderate-Plus Allocation
   .   Multimanager Aggressive Equity
   .   Multimanager Core Bond
   .   Multimanager International Equity
   .   Multimanager Large Cap Core Equity
   .   Multimanager Large Cap Value
   .   Multimanager Mid Cap Growth
   .   Multimanager Mid Cap Value
   .   Multimanager Multi-Sector Bond
   .   Multimanager Small Cap Growth
   .   Multimanager Small Cap Value
   .   Multimanager Technology

     BLACKROCK VARIABLE SERIES FUNDS, INC.
   .   BlackRock Global Allocation V.I. Fund
   .   BlackRock Global Opportunities V.I. Fund
   .   BlackRock Large Cap Growth V.I. Fund

     DELAWARE VARIABLE INSURANCE PRODUCT (VIP)/(R)/ TRUST
   .   Delaware VIP/(R)/ Diversified Income Series
   .   Delaware VIP/(R)/ Emerging Markets Series
   .   Delaware VIP/(R)/ Limited-Term Diversified Income Series

     EATON VANCE VARIABLE TRUST
   .   Eaton Vance VT Floating-Rate Income Fund

     EQ ADVISORS TRUST*
   .   All Asset Aggressive-Alt 25
   .   All Asset Aggressive-Alt 50
   .   All Asset Aggressive-Alt 75
   .   All Asset Growth-Alt 20
   .   All Asset Moderate Growth-Alt 15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Continued)

     EQ ADVISORS TRUST* (CONTINUED)
   .   AXA Aggressive Strategy
   .   AXA Balanced Strategy
   .   AXA Conservative Growth Strategy
   .   AXA Conservative Strategy
   .   AXA Growth Strategy
   .   AXA Moderate Growth Strategy
   .   AXA Smartbeta Equity**
   .   AXA Tactical Manager 400
   .   AXA Tactical Manager 500
   .   AXA Tactical Manager 2000
   .   AXA Tactical Manager International
   .   AXA Ultra Conservative Strategy
   .   Charter/SM/ Aggressive Growth
   .   Charter/SM/ Alternative 100 Conservative Plus
   .   Charter/SM/ Alternative 100 Growth
   .   Charter/SM /Alternative 100 Moderate
   .   Charter/SM/ Conservative
   .   Charter/SM/ Equity
   .   Charter/SM/ Fixed Income
   .   Charter/SM/ Growth
   .   Charter/SM/ Income Strategies
   .   Charter/SM/ Interest Rate Strategies**
   .   Charter/SM/ International Conservative
   .   Charter/SM/ International Growth**
   .   Charter/SM/ International Moderate
   .   Charter/SM/ Moderate
   .   Charter/SM/ Moderate Growth
   .   Charter/SM/ Real Assets**
   .   EQ/AllianceBernstein Dynamic Wealth Strategies
   .   EQ/AllianceBernstein Short Duration Government Bond
   .   EQ/AllianceBernstein Small Cap Growth
   .   EQ/AXA Franklin Small Cap Value Core
   .   EQ/BlackRock Basic Value Equity
   .   EQ/Boston Advisors Equity Income
   .   EQ/Calvert Socially Responsible
   .   EQ/Capital Guardian Research
   .   EQ/Common Stock Index
   .   EQ/Convertible Securities
   .   EQ/Core Bond Index
   .   EQ/Davis New York Venture
   .   EQ/Emerging Markets Equity PLUS
   .   EQ/Energy ETF
   .   EQ/Equity 500 Index
   .   EQ/Equity Growth PLUS
   .   EQ/Franklin Core Balanced
   .   EQ/Franklin Templeton Allocation
   .   EQ/GAMCO Mergers and Acquisitions
   .   EQ/GAMCO Small Company Value
   .   EQ/Global Bond PLUS
   .   EQ/Global Multi-Sector Equity
   .   EQ/High Yield Bond Portfolio
   .   EQ/Intermediate Government Bond
   .   EQ/International Core PLUS
   .   EQ/International Equity Index
   .   EQ/International ETF
   .   EQ/International Value PLUS
   .   EQ/Invesco Comstock/(b)/
   .   EQ/JPMorgan Value Opportunities
   .   EQ/Large Cap Core PLUS
   .   EQ/Large Cap Growth Index
   .   EQ/Large Cap Growth PLUS
   .   EQ/Large Cap Value Index
   .   EQ/Large Cap Value PLUS
   .   EQ/Lord Abbett Large Cap Core
   .   EQ/Low Volatility Global ETF
   .   EQ/MFS International Growth
   .   EQ/Mid Cap Index
   .   EQ/Mid Cap Value PLUS
   .   EQ/Money Market
   .   EQ/Montag & Caldwell Growth
   .   EQ/Morgan Stanley Mid Cap Growth
   .   EQ/Mutual Large Cap Equity
   .   EQ/Natural Resources PLUS
   .   EQ/Oppenheimer Global
   .   EQ/PIMCO Global Real Return
   .   EQ/PIMCO Ultra Short Bond
   .   EQ/Quality Bond PLUS
   .   EQ/Real Estate PLUS
   .   EQ/Small Company Index
   .   EQ/T. Rowe Price Growth Stock
   .   EQ/Templeton Global Equity
   .   EQ/UBS Growth & Income
   .   EQ/Wells Fargo Omega Growth

     FEDERATED INSURANCE SERIES
   .   Federated High Income Bond Fund II
   .   Federated Kaufmann Fund II

     FIDELITY/(R)/ VARIABLE INSURANCE PRODUCTS FUND
   .   Fidelity/(R)/ VIP Asset Manager: Growth Portfolio
   .   Fidelity/(R)/ VIP Contrafund/(R)/ Portfolio
   .   Fidelity/(R)/ VIP Freedom 2015 Portfolio
   .   Fidelity/(R)/ VIP Freedom 2020 Portfolio
   .   Fidelity/(R)/ VIP Freedom 2025 Portfolio
   .   Fidelity/(R)/ VIP Freedom 2030 Portfolio
   .   Fidelity/(R)/ VIP Mid Cap Portfolio
   .   Fidelity/(R)/ VIP Strategic Income Portfolio

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Continued)


     FIRST TRUST VARIABLE INSURANCE TRUST
   .   First Trust/Dow Jones Dividend & Income Allocation Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   .   Franklin Income Securities Fund
   .   Franklin Rising Dividends Securities Fund
   .   Franklin Strategic Income Securities Fund
   .   Franklin Templeton VIP Founding Funds Allocation Fund
   .   Mutual Shares Securities Fund
   .   Templeton Developing Markets Securities Fund
   .   Templeton Foreign Securities Fund
   .   Templeton Global Bond Securities Fund
   .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
   .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSUANCE FUNDS
   .   Guggenheim VT Global Managed Futures Strategy Fund
   .   Guggenheim VT Multi-Hedge Strategies Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
   .   Ivy Funds VIP Asset Strategy
   .   Ivy Funds VIP Dividend Opportunities
   .   Ivy Funds VIP Energy
   .   Ivy Funds VIP Global Natural Resources
   .   Ivy Funds VIP High Income
   .   Ivy Funds VIP Micro Cap Growth
   .   Ivy Funds VIP Mid Cap Growth
   .   Ivy Funds VIP Science and Technology
   .   Ivy Funds VIP Small Cap Growth

     JANUS ASPEN SERIES
   .   Janus Aspen Series Balanced Portfolio
   .   Janus Aspen Series Flexible Bond Portfolio
   .   Janus Aspen Series Intech U.S. Low Volatillity Portfolio

     JPMORGAN INSURANCE TRUST
   .   JPMorgan Insurance Trust International Equity Portfolio
   .   JPMorgan Insurance Trust Intrepid Growth Portfolio
   .   JPMorgan Insurance Trust Mid Cap Growth Portfolio

     LAZARD RETIREMENT SERIES, INC.
   .   Lazard Retirement Emerging Markets Equity Portfolio

     LORD ABBETT SERIES FUND, INC.
   .   Lord Abbett Series Fund -- Bond Debenture Portfolio
   .   Lord Abbett Series Fund -- Classic Stock Portfolio
   .   Lord Abbett Series Fund -- Growth Opportunities Portfolio

     MFS/(R)/ VARIABLE INSURANCE TRUSTS
   .   MFS/(R)/ International Value Portfolio
   .   MFS/(R)/ Investors Growth Stock Series
   .   MFS/(R)/ Investors Trust Series
   .   MFS/(R)/ Research Series
   .   MFS/(R)/ Technology Portfolio
   .   MFS/(R)/ Utilities Series
   .   MFS/(R)/ Value Series

     NORTHERN LIGHTS VARIABLE TRUST
   .   7Twelve/TM/ Balanced Portfolio

     PIMCO VARIABLE INSURANCE TRUST
   .   PIMCO CommodityRealReturn/(R)/ Strategy Portfolio
   .   PIMCO Emerging Markets Bond Portfolio
   .   PIMCO Global Bond Portfolio (Unhedged)
   .   PIMCO Global Multi-Asset Portfolio***
   .   PIMCO Real Return Portfolio
   .   PIMCO Total Return Portfolio

     PROFUNDS VP
   .   ProFund VP Bear
   .   ProFund VP Biotechnology

     PUTNAM VARIABLE TRUST
   .   Putnam VT Absolute Return 500 Fund

     SEI INSURANCE PRODUCTS TRUST
   .   SEI VP Balanced Strategy Fund
   .   SEI VP Conservative Strategy Fund
   .   SEI VP Market Growth Strategy Fund
   .   SEI VP Market Plus Strategy Fund
   .   SEI VP Moderate Strategy Fund

     T. ROWE PRICE EQUITY SERIES, INC.
   .   T. Rowe Price Equity Income Portfolio-II
   .   T. Rowe Price Health Sciences Portfolio-II

     VAN ECK VIP TRUST
   .   Van Eck VIP Global Hard Assets Fund
   .   Van Eck VIP Unconstrained Emerging Markets Bond Fund

  (a)Formerly known as Invesco Van Kampen V.I American Franchise Fund.
  (b)Formerly known as EQ/Van Kampen Comstock.

  * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  ** Fund is only included on the list of Variable Investment Options included in the Account. Although available for sale on November 18, 2013, with no investments by the public, the fund is excluded from all other sections of the financial statements.
  ***Fund is only included on the list of Variable Investment Options included in the Account. Although available for sale on November 18, 2013, there were no purchases for 2013. With zero balance and no activity to report, the fund is excluded from all other sections of the financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


   The Account is used to fund benefits for variable annuities issued by AXA Equitable for the Accumulator and the Retirement Cornerstone Series (collectively, the "Contracts"). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                           PURCHASES    SALES
                                                          ----------- ----------
7Twelve/TM/ Balanced Portfolio........................... $42,534,668 $6,524,081
All Asset Aggressive-Alt 25..............................   2,275,417    143,503
All Asset Aggressive-Alt 50..............................   4,126,958         15
All Asset Aggressive-Alt 75..............................   4,124,716         18
All Asset Growth-Alt 20..................................   5,077,368  1,796,768
All Asset Moderate Growth-Alt 15.........................   3,663,284  1,108,052
AllianceBernstein VPS Balanced Wealth Strategy Portfolio.   1,128,942    897,713
AllianceBernstein VPS International Growth Portfolio.....   2,058,694    688,030
American Century VP Inflation Protection Fund/SM/........      83,863        524
American Century VP Large Company Value Fund.............   1,596,672  1,395,022
American Century VP Mid Cap Value Fund...................  13,402,350  2,355,755

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Continued)

                                                                               PURCHASES       SALES
                                                                             -------------- ------------
American Funds Insurance Series(R) Asset Allocation Fund/SM/................ $      353,132 $        194
American Funds Insurance Series(R) Bond Fund/SM/............................      1,699,569      206,628
American Funds Insurance Series(R) Global Growth Fund/SM/...................         78,054           63
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.....      1,922,340      183,133
American Funds Insurance Series(R) Growth-Income Fund/SM/...................         64,175           23
American Funds Insurance Series(R) International Growth and Income Fund/SM/.        123,770           26
American Funds Insurance Series(R) Managed Risk Allocation Fund/SM/.........      2,943,154      904,341
American Funds Insurance Series(R) New World Fund(R)........................      6,764,155      379,464
AXA Aggressive Allocation...................................................      6,215,823    5,177,857
AXA Aggressive Strategy.....................................................    589,414,918   27,955,434
AXA Balanced Strategy.......................................................    703,210,022   85,373,837
AXA Conservative Growth Strategy............................................    346,756,219   72,279,415
AXA Conservative Strategy...................................................    254,560,859  121,357,012
AXA Growth Strategy.........................................................    875,340,686   62,490,324
AXA Moderate Allocation.....................................................     28,500,819   10,336,980
AXA Moderate Growth Strategy................................................  1,260,446,452  156,923,430
AXA Moderate Plus Allocation................................................      8,456,159    8,132,241
AXA Tactical Manager 400....................................................     13,302,725   15,867,830
AXA Tactical Manager 500....................................................     34,380,520   37,000,872
AXA Tactical Manager 2000...................................................     14,641,179   19,304,553
AXA Tactical Manager International..........................................     19,932,626   19,399,912
AXA Ultra Conservative Strategy.............................................      1,064,623      865,233
BlackRock Global Allocation V.I. Fund.......................................     25,560,544    9,946,634
BlackRock Global Opportunities V.I. Fund....................................         25,912           17
BlackRock Large Cap Growth V.I. Fund........................................      8,887,903    3,144,933
Charter/SM/ Aggressive Growth...............................................      4,212,500           95
Charter/SM/ Alternative 100 Conservative PLUS...............................      4,208,572           72
Charter/SM/ Alternative 100 Growth..........................................      4,075,471            3
Charter/SM/ Alternative 100 Moderate........................................      4,376,233          191
Charter/SM/ Conservative....................................................      4,816,332       56,633
Charter/SM/ Equity..........................................................      4,111,096            1
Charter/SM/ Fixed Income....................................................      4,115,430           44
Charter/SM/ Growth..........................................................      5,778,044          901
Charter/SM/ Income Strategies...............................................      4,112,658            6
Charter/SM/ International Conservative......................................      4,079,181           10
Charter/SM/ International Moderate..........................................      4,061,189           --
Charter/SM/ Moderate Growth.................................................      5,705,871    1,252,854
Charter/SM/ Moderate........................................................      4,524,871       17,493
Delaware VIP(R) Diversified Income Series...................................        149,902        6,560
Delaware VIP(R) Emerging Markets Series.....................................         45,814           24
Delaware VIP(R) Limited-Term Diversified Income Series......................            220           --
Eaton Vance VT Floating-Rate Income Fund....................................        290,561          141
EQ/AllianceBernstein Dynamic Wealth Strategies..............................    742,155,504   61,122,062
EQ/AllianceBernstein Short Duration Government Bond.........................      5,233,958    4,983,925
EQ/AllianceBernstein Small Cap Growth.......................................     17,525,602    4,611,420
EQ/AXA Franklin Small Cap Value Core........................................      3,187,201    2,505,750
EQ/BlackRock Basic Value Equity.............................................     30,165,409    9,458,989
EQ/Boston Advisors Equity Income............................................     14,593,364    4,145,414
EQ/Calvert Socially Responsible.............................................        475,329      509,296
EQ/Capital Guardian Research................................................      8,234,385    3,496,417
EQ/Common Stock Index.......................................................      5,879,488    1,153,969
EQ/Convertible Securities...................................................     10,112,795           27
EQ/Core Bond Index..........................................................     71,435,971   34,241,324
EQ/Davis New York Venture...................................................      6,652,583    5,558,368
EQ/Emerging Markets Equity PLUS.............................................     13,632,810      818,181

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Continued)

                                                               PURCHASES      SALES
                                                              ------------ ------------
EQ/Energy ETF................................................ $  4,068,088 $          2
EQ/Equity 500 Index..........................................   28,841,269    8,693,209
EQ/Equity Growth PLUS........................................    2,049,040    1,710,389
EQ/Franklin Core Balanced....................................    3,232,799    1,533,431
EQ/Franklin Templeton Allocation.............................   12,987,396   11,021,826
EQ/GAMCO Mergers and Acquisitions............................    4,075,935    1,465,334
EQ/GAMCO Small Company Value.................................   53,908,592   14,246,234
EQ/Global Bond PLUS..........................................    4,967,955    3,013,726
EQ/Global Multi-Sector Equity................................    3,824,483    1,762,237
EQ/High Yield Bond Portfolio.................................   50,322,827      183,903
EQ/Intermediate Government Bond..............................   30,676,273   29,068,858
EQ/International Core PLUS...................................    2,386,538    1,552,117
EQ/International Equity Index................................    5,547,707    1,812,064
EQ/International ETF.........................................    1,429,458      625,534
EQ/International Value PLUS..................................    1,112,737    1,356,706
EQ/Invesco Comstock..........................................    4,877,993    2,193,767
EQ/JPMorgan Value Opportunities..............................    3,773,028    3,038,484
EQ/Large Cap Core PLUS.......................................    2,035,395      815,093
EQ/Large Cap Growth Index....................................    5,711,101    2,621,752
EQ/Large Cap Growth PLUS.....................................    4,301,366    2,745,294
EQ/Large Cap Value Index.....................................    4,277,829      938,460
EQ/Large Cap Value PLUS......................................    3,328,346    1,805,595
EQ/Lord Abbett Large Cap Core................................      619,938      204,404
EQ/Low Volatility Global ETF.................................    4,121,727           38
EQ/MFS International Growth..................................   10,763,477    2,500,905
EQ/Mid Cap Index.............................................   11,265,720    2,834,601
EQ/Mid Cap Value PLUS........................................    4,006,263    2,800,429
EQ/Money Market..............................................  149,080,100  135,384,404
EQ/Montag & Caldwell Growth..................................    8,871,526    5,962,961
EQ/Morgan Stanley Mid Cap Growth.............................   15,227,121    8,192,126
EQ/Mutual Large Cap Equity...................................    1,135,790      792,636
EQ/Natural Resources PLUS....................................    5,478,690       35,402
EQ/Oppenheimer Global........................................   14,859,093    6,513,995
EQ/PIMCO Global Real Return..................................    2,072,556      585,296
EQ/PIMCO Ultra Short Bond....................................   12,211,438    7,797,739
EQ/Quality Bond PLUS.........................................    9,459,790    5,008,317
EQ/Real Estate PLUS..........................................    2,374,669      825,888
EQ/Small Company Index.......................................   13,569,609    3,518,194
EQ/T. Rowe Price Growth Stock................................   21,975,525    6,918,439
EQ/Templeton Global Equity...................................    4,885,394    2,399,315
EQ/UBS Growth & Income.......................................    1,735,732      685,975
EQ/Wells Fargo Omega Growth..................................   50,879,949    6,997,720
Federated High Income Bond Fund II...........................      107,686           29
Federated Kaufmann Fund II...................................        5,376           --
Fidelity(R) VIP Asset Manager: Growth Portfolio..............      141,094      151,861
Fidelity(R) VIP Contrafund(R) Portfolio......................   26,038,771    5,578,175
Fidelity(R) VIP Freedom 2015 Portfolio.......................      352,781      278,870
Fidelity(R) VIP Freedom 2020 Portfolio.......................      142,402      161,482
Fidelity(R) VIP Freedom 2025 Portfolio.......................      495,731       52,820
Fidelity(R) VIP Freedom 2030 Portfolio.......................      307,498       94,833
Fidelity(R) VIP Mid Cap Portfolio............................   17,170,585    4,316,689
Fidelity(R) VIP Strategic Income Portfolio...................   16,487,318    8,756,638
First Trust/Dow Jones Dividend & Income Allocation Portfolio.    3,718,643      715,856
Franklin Income Securities Fund..............................   22,189,247    7,163,755

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Continued)

                                                            PURCHASES     SALES
                                                           ----------- -----------
Franklin Rising Dividends Securities Fund................. $17,535,787 $ 1,493,758
Franklin Strategic Income Securities Fund.................  20,831,365   6,997,685
Franklin Templeton VIP Founding Funds Allocation Fund.....   9,488,293   2,042,260
Goldman Sachs VIT Mid Cap Value Fund......................  10,640,590   3,417,708
Guggenheim VT Global Managed Futures Strategy Fund........     154,657     212,170
Guggenheim VT Multi-Hedge Strategies Fund.................     577,896     388,537
Invesco V.I. American Franchise Fund......................     567,944      97,669
Invesco V.I. Balanced-Risk Allocation Fund................     445,251         414
Invesco V.I. Diversified Dividend Fund....................   8,594,365   2,832,960
Invesco V.I. Global Health Care Fund......................       2,360           1
Invesco V.I. Global Real Estate Fund......................  20,428,962   4,036,743
Invesco V.I. High Yield Fund..............................   9,409,982   3,417,822
Invesco V.I. International Growth Fund....................   9,752,059   2,334,057
Invesco V.I. Mid Cap Core Equity Fund.....................   3,697,934   1,600,264
Invesco V.I. Small Cap Equity Fund........................   2,933,796   1,760,555
Ivy Funds VIP Asset Strategy..............................  21,753,878   3,512,183
Ivy Funds VIP Dividend Opportunities......................   3,157,317   1,906,156
Ivy Funds VIP Energy......................................   9,166,076   3,508,389
Ivy Funds VIP Global Natural Resources....................   4,792,795   2,814,122
Ivy Funds VIP High Income.................................  49,771,693  17,857,382
Ivy Funds VIP Micro Cap Growth............................      89,255          59
Ivy Funds VIP Mid Cap Growth..............................  14,998,275   7,230,898
Ivy Funds VIP Science and Technology......................  19,061,293   4,738,147
Ivy Funds VIP Small Cap Growth............................   6,663,995   3,264,125
Janus Aspen Series Intech U.S. Low Volatillity Portfolio..      28,883          18
Janus Aspen Series Balanced Portfolio.....................      61,730          27
Janus Aspen Series Flexible Bond Portfolio................     116,649          61
JPMorgan Insurance Trust International Equity Portfolio...      13,276           4
JPMorgan Insurance Trust Intrepid Growth Portfolio........       8,031           8
JPMorgan Insurance Trust Mid Cap Growth Portfolio.........      29,569          15
Lazard Retirement Emerging Markets Equity Portfolio.......  26,124,771   9,096,287
Lord Abbett Series Fund -- Bond Debenture Portfolio.......  12,775,553   2,843,050
Lord Abbett Series Fund -- Classic Stock Portfolio........   1,861,824     445,933
Lord Abbett Series Fund -- Growth Opportunities Portfolio.   1,495,581     651,501
MFS(R) International Value Portfolio......................  31,935,514   5,163,904
MFS(R) Investors Growth Stock Series......................   2,121,179     677,249
MFS(R) Investors Trust Series.............................   1,618,591     681,064
MFS(R) Research Series....................................      16,341          12
MFS(R) Technology Portfolio...............................   3,839,209   1,722,624
MFS(R) Utilities Series...................................  11,935,830   4,487,586
MFS(R) Value Series.......................................      98,733          53
Multimanager Aggressive Equity............................   3,956,330   1,914,797
Multimanager Core Bond....................................  44,618,737  10,719,183
Multimanager International Equity.........................   1,774,527     582,578
Multimanager Large Cap Core Equity........................   1,341,418   1,057,010
Multimanager Large Cap Value..............................   2,761,865   1,062,737
Multimanager Mid Cap Growth...............................   8,694,832   2,697,629
Multimanager Mid Cap Value................................   3,493,085   1,407,707
Multimanager Multi-Sector Bond............................     930,763     408,831
Multimanager Small Cap Growth.............................   1,673,489   1,503,874
Multimanager Small Cap Value..............................   7,231,824   2,682,196
Multimanager Technology...................................   2,003,976   1,859,067
Mutual Shares Securities Fund.............................   3,718,209   2,860,114
PIMCO CommodityRealReturn(R) Strategy Portfolio...........   8,322,728   3,440,377

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Concluded)

                                                       PURCHASES     SALES
                                                      ----------- -----------
PIMCO Emerging Markets Bond Portfolio................ $ 8,743,721 $ 6,720,189
PIMCO Global Bond Portfolio (Unhedged)...............      34,003          37
PIMCO Real Return Portfolio..........................  26,449,433  19,999,233
PIMCO Total Return Portfolio.........................  53,796,171  32,184,553
ProFund VP Bear......................................   1,819,217   1,903,467
ProFund VP Biotechnology.............................  14,942,291   3,693,865
Putnam VT Absolute Return 500 Fund...................       1,276          --
SEI VP Balanced Strategy Fund........................      22,339          12
SEI VP Conservative Strategy Fund....................     322,987         210
SEI VP Market Growth Strategy Fund...................     447,078         257
SEI VP Market Plus Strategy Fund.....................     305,632          73
SEI VP Moderate Strategy Fund........................     336,438         312
T. Rowe Price Equity Income Portfolio-II.............     117,362         906
T. Rowe Price Health Sciences Portfolio-II...........  20,315,856   4,675,033
Templeton Developing Markets Securities Fund.........   4,512,095   1,606,250
Templeton Foreign Securities Fund....................   3,939,917   1,952,420
Templeton Global Bond Securities Fund................  45,593,106  14,055,875
Templeton Growth Securities Fund.....................   1,160,999     667,199
Van Eck VIP Global Hard Assets Fund..................  11,112,513   6,581,539
Van Eck VIP Unconstrained Emerging Markets Bond Fund.      23,282          20

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions (Concluded)


   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Dynamic Wealth Strategies, EQ/AllianceBernstein Short Duration Government Bond, EQ/AllianceBerstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/Large Cap Value PLUS, EQ/Natural Resources, EQ/Quality Bond PLUS, EQ/Real Estate PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Value and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

6. Reorganizations

   On January 1, 2013 Separate Account No. 70 participated in a reorganization in which certain new and existing Variable Investment Options of Separate Account No. 70 received assets and liabilities attributable to the units of the Variable Investment Options of Separate Account No. 49, associated with the Contracts of the Retirement Cornerstone Series, Retirement Cornerstone 11 Series, and Accumulator 11 Series ("Transferred Contract Units"). In this reorganization, the assets and liabilities, attributable to Transferred Contract Units were received by the corresponding existing and new Variable Investment Options of Separate, Account No. 70 in exchange for units of such Variable Investment Options of the same unit class with an equivalent aggregate net unit value.

   The units and the aggregate value of the units issued by the Variable Investment Option of Separate Account No. 70 in connection with the reorganization were as follows:

                                                                                 ACCUMULATED UNIT VALUE
                                                                                TRANSFERRED TO SEPARATE
                                                                      UNITS   ACCOUNT NO. 70 FROM SEPARATE
FUND                                                      SHARE CLASS (000S)     ACCOUNT NO. 49 (000S)
----                                                      ----------- ------- ----------------------------
All Asset Growth-Alt 20..................................      A          430          $    5,228
AllianceBernstein VPS Balanced Wealth Strategy Portfolio.      B          263               3,080
AllianceBernstein VPS International Growth Portfolio.....      B          455               4,810
American Century VP Large Company Value Fund.............  Class II       128               1,609
American Century VP Mid Cap Value Fund...................  Class II       700               9,642
AXA Aggressive Allocation................................      A        1,252              14,751
AXA Balanced Strategy....................................      B       63,621             744,243
AXA Conservative Growth Strategy.........................      B       34,074             389,730
AXA Conservative Strategy................................      B       24,526             269,970
AXA Growth Strategy......................................      B       26,085             339,000
AXA Moderate Allocation..................................      A        3,113              35,344
AXA Moderate Growth Strategy.............................      B      178,809           2,092,361
AXA Moderate-Plus Allocation.............................      A        2,787              32,275
AXA Tactical Manager 400.................................      B        4,831              63,469
AXA Tactical Manager 500.................................      B       12,549             152,429
AXA Tactical Manager 2000................................      B        5,328              69,819
AXA Tactical Manager International.......................      B       11,384             111,588
AXA Ultra Conservative Strategy..........................      B           19                 193
BlackRock Global Allocation V.I. Fund....................  Class III    3,309              37,203
BlackRock Large Cap Growth V.I. Fund.....................  Class III      490               6,031

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

                                                                      ACCUMULATED UNIT VALUE
                                                                     TRANSFERRED TO SEPARATE
                                                            UNITS  ACCOUNT NO. 70 FROM SEPARATE
FUND                                            SHARE CLASS (000S)    ACCOUNT NO. 49 (000S)
----                                            ----------- ------ ----------------------------
EQ/AllianceBernstein Dynamic Wealth Strategies.      B      33,559          $  338,570
EQ/AllianceBernstein Small Cap Growth..........      A         408               6,446
EQ/AllianceBernstein Small Cap Growth..........      B         367               6,970
EQ/AXA Franklin Small Cap Value Core...........      A         163               2,174
EQ/AXA Franklin Small Cap Value Core...........      B         494               4,999
EQ/BlackRock Basic Value Equity................      A       2,719              33,524
EQ/Boston Advisors Equity Income...............      A         438               5,808
EQ/Boston Advisors Equity Income...............      B         840               3,486
EQ/Calvert Socially Responsible................      B          63                 655
EQ/Capital Guardian Research...................      A         146               2,072
EQ/Capital Guardian Research...................      B         242               3,368
EQ/Common Stock Index..........................      A         223               2,984
EQ/Core Bond Index.............................      B      26,138             285,770
EQ/Davis New York Venture......................      A         783               9,224
EQ/Davis New York Venture......................      B         278               2,752
EQ/Equity 500 Index............................      A       1,409              18,589
EQ/Equity Growth PLUS..........................      B         325               4,738
EQ/Franklin Core Balanced......................      A         133               1,638
EQ/Franklin Core Balanced......................      B         306               3,289
EQ/Franklin Templeton Allocation...............      A         100               1,186
EQ/Franklin Templeton Allocation...............      B         383               3,320
EQ/GAMCO Mergers and Acquisitions..............      A         440               5,037
EQ/GAMCO Small Company Value...................      A       3,452              53,045
EQ/Global Bond PLUS............................      A         420               4,579
EQ/Global Bond PLUS............................      B         369               4,578
EQ/Global Multi-Sector Equity..................      A         345               3,856
EQ/Global Multi-Sector Equity..................      B         223               4,731
EQ/Intermediate Government Bond................      B      12,015             128,831
EQ/International Core PLUS.....................      A         250               2,555
EQ/International Core PLUS.....................      B         236               3,137
EQ/International Equity Index..................      A         244               2,520
EQ/International ETF...........................      A         301               3,191
EQ/International Value PLUS....................      A         371               3,701
EQ/Invesco Comstock............................      A         185               2,431
EQ/Invesco Comstock............................      B          97               1,119
EQ/JPMorgan Value Opportunities................      A         293               3,572
EQ/JPMorgan Value Opportunities................      B          98               1,311
EQ/Large Cap Core PLUS.........................      B         138               1,627
EQ/Large Cap Growth Index......................      A         408               5,559
EQ/Large Cap Growth PLUS.......................      A         147               1,825
EQ/Large Cap Growth PLUS.......................      B         388               5,822
EQ/Large Cap Value Index.......................      A         195               2,562
EQ/Large Cap Value PLUS........................      A         126               1,541
EQ/Large Cap Value PLUS........................      B         237               2,760
EQ/Lord Abbett Large Cap Core..................      B          92               1,143
EQ/MFS International Growth....................      A         454               5,464
EQ/MFS International Growth....................      B         449               4,978
EQ/Mid Cap Index...............................      A         368               5,341
EQ/Mid Cap Value PLUS..........................      A          57                 764
EQ/Mid Cap Value PLUS..........................      B         196               3,077
EQ/Money Market................................      A       2,080              19,879

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Continued)

                                                                                 ACCUMULATED UNIT VALUE
                                                                                TRANSFERRED TO SEPARATE
                                                                       UNITS  ACCOUNT NO. 70 FROM SEPARATE
FUND                                                     SHARE CLASS   (000S)    ACCOUNT NO. 49 (000S)
----                                                   --------------- ------ ----------------------------
EQ/Money Market.......................................        B        1,258           $   19,160
EQ/Montag & Caldwell Growth...........................        A          664                8,237
EQ/Montag & Caldwell Growth...........................        B          132                1,571
EQ/Morgan Stanley Mid Cap Growth......................        A        1,342               17,512
EQ/Morgan Stanley Mid Cap Growth......................        B          590                9,649
EQ/Mutual Large Cap Equity............................        A           85                1,023
EQ/Mutual Large Cap Equity............................        B          101                  954
EQ/Oppenheimer Global.................................        A          849               10,538
EQ/Oppenheimer Global.................................        B          287                3,199
EQ/PIMCO Ultra Short Bond.............................        A        1,581               15,507
EQ/PIMCO Ultra Short Bond.............................        B          127                1,248
EQ/Quality Bond PLUS..................................        B        1,489               18,634
EQ/Small Company Index................................        A          309                4,462
EQ/T. Rowe Price Growth Stock.........................        A        1,130               15,272
EQ/T. Rowe Price Growth Stock.........................        B          734                8,074
EQ/Templeton Global Equity............................        A          157                1,810
EQ/Templeton Global Equity............................        B          753                6,868
EQ/UBS Growth & Income................................        B          675                2,751
EQ/Wells Fargo Omega Growth...........................        B        2,020               23,148
Fidelity(R) VIP Asset Manager: Growth Portfolio....... Service Class 2    78                  956
Fidelity(R) VIP Contrafund(R) Portfolio............... Service Class 2 2,364               30,979
Fidelity(R) VIP Freedom 2015 Portfolio................ Service Class 2    70                  745
Fidelity(R) VIP Freedom 2020 Portfolio................ Service Class 2    65                  686
Fidelity(R) VIP Freedom 2025 Portfolio................ Service Class 2    34                  359
Fidelity(R) VIP Freedom 2030 Portfolio................ Service Class 2    31                  322
Fidelity(R) VIP Mid Cap Portfolio..................... Service Class 2   994               12,706
Fidelity(R) VIP Strategic Income Portfolio............ Service Class 2 2,015               24,497
Franklin Income Securities Fund.......................     Class 2       795                9,657
Franklin Strategic Income Securities Fund.............     Class 2     1,359               16,934
Franklin Templeton VIP Founding Funds Allocation Fund.     Class 2       158                1,847
Goldman Sachs VIT Mid Cap Value Fund.................. Service Shares    597                8,246
Guggenheim VT Global Managed Futures Strategy Fund....  Common Shares     82                  646
Guggenheim VT Multi-Hedge Strategies Fund.............  Common Shares     60                  565
Invesco V.I. American Franchise Fund..................    Series II       27                  367
Invesco V.I. Diversified Dividend Fund................    Series II      179                2,187
Invesco V.I. Global Real Estate Fund..................    Series II    1,830               25,034
Invesco V.I. High Yield Fund..........................    Series II      401                4,476
Invesco V.I. International Growth Fund................    Series II    1,047               12,414
Invesco V.I. Mid Cap Core Equity Fund.................    Series II      278                3,258
Invesco V.I. Small Cap Equity Fund....................    Series II      219                3,223
Ivy Funds VIP Asset Strategy..........................  Common Shares  1,025               10,827
Ivy Funds VIP Dividend Opportunities..................  Common Shares    736                8,977
Ivy Funds VIP Energy..................................  Common Shares    885                9,829
Ivy Funds VIP Global Natural Resources................  Common Shares    915                8,488
Ivy Funds VIP High Income.............................  Common Shares  2,440               34,445
Ivy Funds VIP Mid Cap Growth..........................  Common Shares    988               14,646
Ivy Funds VIP Science and Technology..................  Common Shares    759               10,482
Ivy Funds VIP Small Cap Growth........................  Common Shares    490                6,004
Lazard Retirement Emerging Markets Equity Portfolio... Service Shares  3,427               41,109
Lord Abbett Series Fund -- Bond Debenture Portfolio...    VC Shares      210                2,338
Lord Abbett Series Fund -- Classic Stock Portfolio....    VC Shares      157                1,553

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Reorganizations (Concluded)

                                                                                    ACCUMULATED UNIT VALUE
                                                                                   TRANSFERRED TO SEPARATE
                                                                          UNITS  ACCOUNT NO. 70 FROM SEPARATE
FUND                                                        SHARE CLASS   (000S)    ACCOUNT NO. 49 (000S)
----                                                       -------------- ------ ----------------------------
Lord Abbett Series Fund -- Growth Opportunities Portfolio.   VC Shares      118           $    1,105
MFS(R) International Value Portfolio...................... Service Class  1,708               20,430
MFS(R) Investors Growth Stock Series...................... Service Class    309                4,049
MFS(R) Investors Trust Series............................. Service Class    286                3,637
MFS(R) Technology Portfolio............................... Service Class    351                4,792
MFS(R) Utilities Series................................... Service Class    652                8,997
Multimanager Aggressive Equity............................       B          302                4,626
Multimanager Core Bond....................................       B        4,216               58,877
Multimanager International Equity.........................       B          195                2,546
Multimanager Large Cap Core Equity........................       B          186                2,186
Multimanager Large Cap Value..............................       B          316                4,310
Multimanager Mid Cap Growth...............................       B          336                4,630
Multimanager Mid Cap Value................................       B          226                3,490
Multimanager Multi-Sector Bond............................       B          186                2,430
Multimanager Small Cap Growth.............................       B          693                4,130
Multimanager Small Cap Value..............................       B          302                4,320
Multimanager Technology...................................       B          385                5,150
Mutual Shares Securities Fund.............................    Class 2       593                6,989
PIMCO CommodityRealReturn(R) Strategy Portfolio........... Advisor Class  1,225               14,964
PIMCO Emerging Markets Bond Portfolio..................... Advisor Class  1,069               14,404
PIMCO Real Return Portfolio............................... Advisor Class  4,008               50,076
PIMCO Total Return Portfolio.............................. Advisor Class  6,826               79,789
ProFund VP Bear........................................... Common Shares    123                  709
ProFund VP Biotechnology.................................. Common Shares    278                4,227
T. Rowe Price Health Sciences Portfolio II................    Class II      635               10,684
Templeton Developing Markets Securities Fund..............    Class 2       462                5,098
Templeton Foreign Securities Fund.........................    Class 2       459                5,072
Templeton Global Bond Securities Fund.....................    Class 2     4,782               60,048
Templeton Growth Securities Fund..........................    Class 2       105                1,182
Van Eck VIP Global Hard Assets Fund....................... Class S Shares 1,800               19,612

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                              ASSET-BASED                 CURRENT   MAXIMUM
                               MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                               EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                               ------------- -------------- ------------ --------- ---------

Accumulator 11.0 -- Series B..     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 11.0 -- Series CP.     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator 11.0 -- Series L..     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series C..     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator 13.0 -- Series B..     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 13.0 -- Series CP.     1.05%          0.35%         0.25%      1.65%     1.65%

Accumulator 13.0 -- Series L..     1.10%          0.35%         0.25%      1.70%     1.70%

Investment Edge...............     0.70%          0.30%         0.20%      1.20%     1.20%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Contractowner Charges (Continued)

                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                         ------------- -------------- ------------ --------- ---------

Investment Edge ADV.....................     0.20%          0.10%         0.00%      0.30%     0.30%

Investment Edge Select..................     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Cornerstone Series CP........     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone Series B.........     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone Series L.........     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone Series C.........     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 11 -- Series CP..     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone 11 -- Series C...     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series L...     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 11 -- Series ADV.     0.35%          0.20%         0.10%      0.65%     0.65%

Retirement Cornerstone 12 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 12 -- Series C...     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 12 -- Series CP..     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone 12 -- Series L...     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 12 -- Series ADV.     0.35%          0.20%         0.10%      0.65%     0.65%

Retirement Cornerstone 13 -- Series B...     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 13 -- Series CP..     1.05%          0.35%         0.25%      1.65%     1.65%

Retirement Cornerstone 13 -- Series L...     1.10%          0.35%         0.25%      1.70%     1.70%

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                                 WHEN CHARGE
                CHARGES                          IS DEDUCTED                  AMOUNT DEDUCTED                HOW DEDUCTED
                 -------                         -----------                  ---------------                 ------------

Charges for state premium and other       At time of transaction     Varies by state                     Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge              Annually on each contract  Depending on account value, in      Unit liquidation from
                                          date anniversary.          Years 1 to 2 lesser of $30 or 2%    account value
                                                                     of account value, thereafter $30

Withdrawal charge                         At time of transaction     LOW - 0%                            Unit liquidation from
                                                                                                         account value

                                                                     HIGH - 8% in contract years 1 and
                                                                     2. The charge declines 1% each
                                                                     contract year until it reaches 0%
                                                                     in contract year 10.

                                                                     *  Note - Depending on the
                                                                        contract and/or certain
                                                                        elections made under the
                                                                        contract, the withdrawal charge
                                                                        may or may not apply.

Charge for each additional transfer in    At time of transaction     Maximum Charge $35                  Unit liquidation from
excess of 12 transfers per contract year                             Current Charge $0                   account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Contractowner Charges (Continued)

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                       -----------                     ---------------                   ------------

Special service charges

Express mail charge                  At time of transaction     Current and Maximum Charge: $35          Unit liquidation from
                                                                                                         account value

Wire transfer charge                 At time of transaction     Current and Maximum Charge: $90          Unit liquidation from
                                                                                                         account value

Duplicate contract charge            At time of transaction     Current and Maximum Charge: $35          Unit liquidation from
                                                                                                         account value

Check preparation charge             At time of transaction     Maximum Charge: $85. Current charge: $0. Unit liquidation from account value

Charge for third party transfer or   At time of transaction     Maximum Charge: $125. Current charge:    Unit liquidation from
exchange                                                        $65.                                     account value

Guaranteed Minimum Income Benefit                               Current charge: 1.05%. Maximum charge    Unit liquidation from
                                                                2.00%. AXA Equitable has the discretion  account value
                                                                to change the current fee after the
                                                                first two contract years but it will
                                                                never exceed the maximum fee.

Guaranteed Minimum Death Benefit
Options:

Highest Anniversary Value Death      Annually on each contract  0.35% of the Annual ratchet to age 80    Unit liquidation from
Benefit                              date anniversary           benefit base                             account value

Guaranteed Minimum Death Benefit     Annually on each contract  Current charge: 1.05%. Maximum charge    Unit liquidation from
                                     anniversary                2.00%. AXA Equitable has the discretion  account value
                                                                to change the current fee after the
                                                                first two contract years but it will
                                                                never exceed the maximum fee.

Greater of death benefit             Annually on each contract  Current Charge 0.90%. Maximum charge     Unit liquidation from
                                     date anniversary           can be increased to 1.05% if the         account value
                                                                roll-up benefit base to age 85 resets

                                     Annually on each contract  Current Charge 0.95%. Maximum charge     Unit liquidation from
                                     date anniversary           can be increased to 1.10% if the         account value
                                                                roll-up benefit base to age 85 resets

Greater of GMDB I                    Annually on each contract  GMBD I election: 1.10% (max 1.25%)       Unit liquidation from
                                     date anniversary                                                    account value

Greater of GMBD II                   Annually on each contract  GMBD II election: 1.25% (max 1.40%)      Unit liquidation from
                                     date anniversary                                                    account value

Greater of GMIB I                    Annually on each contract  GMIB I election: 1.15% (max 1.30%)       Unit liquidation from
                                     date anniversary                                                    account value

Greater of GMIB II                   Annually on each contract  GMIB II election: 1.15% (max 1.45%)      Unit liquidation from
                                     date anniversary                                                    account value

Guaranteed Income Benefit Charge     Annually on each contract  Current Charge 0.90%. Maximum charge     Unit liquidation from
                                     date anniversary           can be increased to 1.20% if the GIB     account value
                                                                benefit base resets.

                                     Annually on each contract  Current Charge 0.95%. Maximum charge     Unit liquidation from
                                     date anniversary           can be increased to 1.25% if the GIB     account value
                                                                benefit base resets

Return of Principal Death Benefit    Annually on each contract  No Charge
Charge                               date anniversary

Highest Anniversary Value Death      Annually on each contract  0.25% --Current Charge (Maximum 0.25%)   Unit liquidation from
Benefit Charger                      date anniversary                                                    account value

Annual Ratchet Death Benefit Charge  Annually on each contract  0.25% -- Current Charge (Maximum 0.25%)  Unit liquidation from
                                     date anniversary                                                    account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Contractowner Charges (Concluded)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                   AMOUNT DEDUCTED                HOW DEDUCTED
                -------                         -----------                  ---------------                 ------------

Earnings Enhancement Benefit            Annually on each contract   0.35%                               Unit liquidation from
                                        date anniversary for which                                      account value
                                        the benefit is in effect.

Guaranteed Withdrawal Benefit for Life  Annually on each contract   GMIB I Conversion: Current charge   Unit liquidation from
                                        date anniversary for which  1.10%. Maximum charge can be be     account value
                                        the benefit is in effect.   increased to 1.40%, if the GMIB is
                                                                    reset or if the GWBL benefit
                                                                    ratchets after conversion

                                                                    GMIB II Conversion: Current charge
                                                                    1.25%. Maximum charge can be be
                                                                    increased to 1.55%, if th GMIB II
                                                                    is reset or if the GWBL benefit
                                                                    ratchets after conversion.

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
7TWELVE/TM/ BALANCED PORTFOLIO
          Unit Value 1.20% to 1.70%*
    2013  Lowest contract charge 1.20% Common Shares (m)     $ 9.95            --                 --             --
          Highest contract charge 1.70% Common Shares        $11.08            --                 --             --
          All contract charges                                   --         5,107            $56,709           0.36%
    2012  Lowest contract charge 1.30% Common Shares (j)     $10.47            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $10.44            --                 --             --
          All contract charges                                   --         1,723            $18,028             --
ALL ASSET AGGRESSIVE-ALT 25
    2013  Unit Value 1.25% to 1.70%*
          Lowest contract charge 1.25% Class B (m)           $10.07            --                 --             --
          Highest contract charge 1.70% Class B (k)          $11.08            --                 --             --
          All contract charges                                   --           202            $ 2,239           2.74%
ALL ASSET AGGRESSIVE-ALT 50
    2013  Unit Value 1.20% to 1.20%*
          Lowest contract charge 1.20% Class B (m)           $ 9.93            --                 --             --
          Highest contract charge 1.20% Class B (m)          $ 9.93            --                 --             --
          All contract charges                                   --             2            $    18           2.77%
ALL ASSET AGGRESSIVE-ALT 75
    2013  Unit Value 1.25% to 1.25%*
          Lowest contract charge 1.25% Class B (m)           $ 9.81            --                 --             --
          Highest contract charge 1.25% Class B (m)          $ 9.81            --                 --             --
          All contract charges                                   --             2            $    15           2.82%
ALL ASSET GROWTH-ALT 20
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A               $13.77            --                 --             --
          Highest contract charge 1.70% Class A              $13.54            --                 --             --
          All contract charges                                   --           721            $ 9,868           1.63%
2012 (n)  Lowest contract charge 1.30% Class A (j)           $12.22            --                 --             --
          Highest contract charge 1.70% Class A (j)          $12.07            --                 --             --
          All contract charges                                   --            81            $   976           2.74%
2012 (o)  Lowest contract charge 1.30% Class A               $12.22            --                 --             --
          Highest contract charge 1.70% Class A              $12.07            --                 --             --
          All contract charges                                   --           429            $ 5,229           1.59%

--------
  TOTAL
RETURN***
---------

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Common Shares (m)      0.40%
Highest contract charge 1.70% Common Shares         6.13%
All contract charges
Lowest contract charge 1.30% Common Shares (j)      4.70%
Highest contract charge 1.70% Common Shares (j)     4.50%
All contract charges

Unit Value 1.25% to 1.70%*
Lowest contract charge 1.25% Class B (m)            1.41%
Highest contract charge 1.70% Class B (k)          10.58%
All contract charges

Unit Value 1.20% to 1.20%*
Lowest contract charge 1.20% Class B (m)            0.51%
Highest contract charge 1.20% Class B (m)           0.51%
All contract charges

Unit Value 1.25% to 1.25%*
Lowest contract charge 1.25% Class B (m)           (0.20)%
Highest contract charge 1.25% Class B (m)          (0.20)%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class A               12.68%
Highest contract charge 1.70% Class A              12.18%
All contract charges
Lowest contract charge 1.30% Class A (j)            2.35%
Highest contract charge 1.70% Class A (j)           2.12%
All contract charges
Lowest contract charge 1.30% Class A               10.49%
Highest contract charge 1.70% Class A              10.13%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                               YEAR ENDED DECEMBER 31, 2013
                                                          ---------------------------------------------------------------------
                                                                     UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                          UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                          ---------- ----------------- ----------------- -------------- ---------
ALL ASSET GROWTH-ALT 20 (CONTINUED)
2011 (o)    Lowest contract charge 1.30% Class A            $11.06           --                 --              --        (4.49)%
            Highest contract charge 1.70% Class A           $10.96           --                 --              --        (4.94)%
            All contract charges                                --          365             $4,020            2.31%
2010 (o)    Lowest contract charge 1.30% Class A            $11.58           --                 --              --        13.75%
            Highest contract charge 1.70% Class A           $11.53           --                 --              --        13.37%
            All contract charges                                --          150             $1,728            3.84%
2009 (o)    Lowest contract charge 1.30% Class A (b)        $10.18           --                 --              --         0.20%
            Highest contract charge 1.70% Class A (b)       $10.17           --                 --              --         0.10%
            All contract charges                                --           --                 --            0.75%
ALL ASSET MODERATE GROWTH-ALT 15
    2013    Unit Value 1.30% to 1.70%*
            Lowest contract charge 1.30% Class B (k)        $10.66           --                 --              --         6.39%
            Highest contract charge 1.70% Class B (k)       $10.62           --                 --              --         5.99%
            All contract charges                                --          245             $2,610            2.73%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
            Unit Value 1.30% to 1.70%*
2013 (p)    Lowest contract charge 1.30% Class B            $13.52           --                 --              --        14.77%
            Highest contract charge 1.70% Class B           $13.29           --                 --              --        14.27%
            All contract charges                                --          398             $5,366            2.25%
2012 (n)    Lowest contract charge 1.30% Class B (j)        $11.78           --                 --              --         3.33%
            Highest contract charge 1.70% Class B (j)       $11.63           --                 --              --         3.01%
            All contract charges                                --          119             $1,407            1.43%
2012 (o)    Lowest contract charge 1.30% Class B            $11.78           --                 --              --        11.87%
            Highest contract charge 1.70% Class B           $11.63           --                 --              --        11.40%
            All contract charges                                --          263             $3,080            2.04%
2011 (o)    Lowest contract charge 1.30% Class B            $10.53           --                 --              --        (4.27)%
            Highest contract charge 1.70% Class B           $10.44           --                 --              --        (4.66)%
            All contract charges                                --          209             $2,189            2.01%
2010 (o)    Lowest contract charge 1.30% Class B (c)        $11.00           --                 --              --         8.80%
            Highest contract charge 1.70% Class B (c)       $10.95           --                 --              --         8.42%
            All contract charges                                --          184             $2,018            1.04%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
            Unit Value 0.65% to 1.70%*
2013 (p)    Lowest contract charge 0.65% Class B            $10.52           --                 --              --        12.63%
            Highest contract charge 1.70% Class B           $11.66           --                 --              --        11.37%
            All contract charges                                --          637             $7,506            0.76%
2012 (n)    Lowest contract charge 1.30% Class B (j)        $10.60           --                 --              --         1.73%
            Highest contract charge 1.65% Class B (j)       $10.49           --                 --              --         1.55%
            All contract charges                                --           54             $  570            1.05%
2012 (o)    Lowest contract charge 0.65% Class B            $ 9.34           --                 --              --        14.46%
            Highest contract charge 1.70% Class B           $10.47           --                 --              --        13.31%
            All contract charges                                --          456             $4,810            1.50%
2011 (o)    Lowest contract charge 0.65% Class B (e)        $ 8.16           --                 --              --       (17.16)%
            Highest contract charge 1.70% Class B           $ 9.24           --                 --              --       (17.50)%
            All contract charges                                --          393             $3,650            2.67%
2010 (o)    Lowest contract charge 1.30% Class B (c)        $11.25           --                 --              --        11.17%
            Highest contract charge 1.70% Class B (c)       $11.20           --                 --              --        10.67%
            All contract charges                                --          144             $1,621            0.54%
AMERICAN CENTURY VP INFLATION PROTECTION FUND/SM/
    2013    Unit Value 1.20% to 1.25%*
            Lowest contract charge 1.20% Class II (m)       $ 9.72           --                 --              --        (2.02)%
            Highest contract charge 1.25% Class II (m)      $ 9.72           --                 --              --        (2.02)%
            All contract charges                                --            8             $   83              --
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
            Unit Value 1.30% to 1.70%*
2013 (p)    Lowest contract charge 1.30% Class II           $16.35           --                 --              --        29.35%
            Highest contract charge 1.70% Class II          $16.07           --                 --              --        28.77%
            All contract charges                                --          144             $2,355            1.40%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                   YEAR ENDED DECEMBER 31, 2013
                                                              -------------------------------------------------------------
                                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                              ---------- ----------------- ----------------- --------------
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND (CONTINUED)
2012 (o)       Lowest contract charge 1.30% Class II            $12.64            --                 --             --
               Highest contract charge 1.70% Class II           $12.48            --                 --             --
               All contract charges                                 --           127            $ 1,609           1.72%
2011 (o)       Lowest contract charge 1.30% Class II            $11.00            --                 --             --
               Highest contract charge 1.70% Class II           $10.91            --                 --             --
               All contract charges                                 --           108            $ 1,180           1.66%
2010 (o)       Lowest contract charge 1.30% Class II            $11.05            --                 --             --
               Highest contract charge 1.70% Class II           $11.00            --                 --             --
               All contract charges                                 --            35            $   385           1.67%
AMERICAN CENTURY VP MID CAP VALUE FUND
               Unit Value 0.65% to 1.70%*
2013 (p)       Lowest contract charge 0.65% Class II            $15.58            --                 --             --
               Highest contract charge 1.70% Class II           $17.46            --                 --             --
               All contract charges                                 --         1,571            $27,657           1.11%
2012 (n)       Lowest contract charge 1.30% Class II (j)        $13.85            --                 --             --
               Highest contract charge 1.70% Class II (j)       $13.68            --                 --             --
               All contract charges                                 --           185            $ 2,554           1.63%
2012 (o)       Lowest contract charge 0.65% Class II            $12.07            --                 --             --
               Highest contract charge 1.70% Class II           $13.68            --                 --             --
               All contract charges                                 --           701            $ 9,649           1.93%
2011 (o)       Lowest contract charge 0.65% Class II (e)        $10.45            --                 --             --
               Highest contract charge 1.70% Class II           $11.97            --                 --             --
               All contract charges                                 --           550            $ 6,610           1.36%
2010 (o)       Lowest contract charge 1.30% Class II            $12.34            --                 --             --
               Highest contract charge 1.70% Class II           $12.28            --                 --             --
               All contract charges                                 --           216            $ 2,654           3.23%
2009 (o)       Lowest contract charge 1.30% Class II (b)        $10.51            --                 --             --
               Highest contract charge 1.70% Class II (b)       $10.50            --                 --             --
               All contract charges                                 --            --            $     1           1.80%
AMERICAN FUNDS INSURANCE SERIES(R) ASSET ALLOCATION FUND/SM/
    2013       Unit Value 1.20% to 1.25%*
               Lowest contract charge 1.20% Class 4 (m)         $10.27            --                 --             --
               Highest contract charge 1.25% Class 4 (m)        $10.27            --                 --             --
               All contract charges                                 --            35            $   356           1.45%
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
    2013       Unit Value 1.30% to 1.70%*
               Lowest contract charge 1.30% Class 4 (k)         $ 9.71            --                 --             --
               Highest contract charge 1.70% Class 4 (k)        $ 9.67            --                 --             --
               All contract charges                                 --           150            $ 1,449           3.39%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH FUND/SM/
    2013       Unit Value 1.20% to 1.25%*
               Lowest contract charge 1.20% Class 4 (m)         $10.49            --                 --             --
               Highest contract charge 1.25% Class 4 (m)        $10.49            --                 --             --
               All contract charges                                 --             7            $    80           1.53%
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/
    2013       Unit Value 1.20% to 1.70%*
               Lowest contract charge 1.20% Class 4 (m)         $10.31            --                 --             --
               Highest contract charge 1.70% Class 4 (k)        $11.64            --                 --             --
               All contract charges                                 --           160            $ 1,859           0.34%
AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND/SM/
    2013       Unit Value 1.20% to 1.25%*
               Lowest contract charge 1.20% Class 4 (m)         $10.48            --                 --             --
               Highest contract charge 1.25% Class 4 (m)        $10.48            --                 --             --
               All contract charges                                 --             6            $    65           0.21%

--------
  TOTAL
RETURN***
---------

Lowest contract charge 1.30% Class II            14.91%
Highest contract charge 1.70% Class II           14.39%
All contract charges
Lowest contract charge 1.30% Class II            (0.45)%
Highest contract charge 1.70% Class II           (0.82)%
All contract charges
Lowest contract charge 1.30% Class II             9.30%
Highest contract charge 1.70% Class II            8.91%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Class II            29.08%
Highest contract charge 1.70% Class II           27.63%
All contract charges
Lowest contract charge 1.30% Class II (j)         5.64%
Highest contract charge 1.70% Class II (j)        5.39%
All contract charges
Lowest contract charge 0.65% Class II            15.50%
Highest contract charge 1.70% Class II           14.29%
All contract charges
Lowest contract charge 0.65% Class II (e)        (3.24)%
Highest contract charge 1.70% Class II           (2.52)%
All contract charges
Lowest contract charge 1.30% Class II            17.41%
Highest contract charge 1.70% Class II           16.95%
All contract charges
Lowest contract charge 1.30% Class II (b)         1.55%
Highest contract charge 1.70% Class II (b)        1.45%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class 4 (m)          2.09%
Highest contract charge 1.25% Class 4 (m)         2.09%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class 4 (k)         (2.80)%
Highest contract charge 1.70% Class 4 (k)        (3.20)%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class 4 (m)          4.48%
Highest contract charge 1.25% Class 4 (m)         4.48%
All contract charges


Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Class 4 (m)          3.31%
Highest contract charge 1.70% Class 4 (k)        15.94%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class 4 (m)          4.07%
Highest contract charge 1.25% Class 4 (m)         4.17%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                  YEAR ENDED DECEMBER 31, 2013
                                                             -------------------------------------------------------------
                                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                             ---------- ----------------- ----------------- --------------
AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL GROWTH AND
 INCOME FUND/SM/
    2013     Unit Value 1.20% to 1.25%*
             Lowest contract charge 1.20% Class 4 (m)          $10.15             --                 --            --
             Highest contract charge 1.25% Class 4 (m)         $10.15             --                 --            --
             All contract charges                                  --             12         $      125          0.24%
AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ALLOCATION
 FUND/SM/
    2013     Unit Value 1.30% to 1.70%*
             Lowest contract charge 1.30% Class P-2 (k)        $11.43             --                 --            --
             Highest contract charge 1.70% Class P-2 (k)       $11.39             --                 --            --
             All contract charges                                  --            191         $    2,180          1.77%
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
    2013     Unit Value 1.20% to 1.70%*
             Lowest contract charge 1.20% Class 4 (m)          $10.11             --                 --            --
             Highest contract charge 1.70% Class 4 (k)         $10.79             --                 --            --
             All contract charges                                  --            615         $    6,625          3.55%
AXA AGGRESSIVE ALLOCATION
             Unit Value 1.30% to 1.70%*
2013 (p)     Lowest contract charge 1.30% Class A              $14.74             --                 --            --
             Highest contract charge 1.70% Class A             $14.49             --                 --            --
             All contract charges                                  --          1,469         $   21,547          2.52%
2012 (n)     Lowest contract charge 1.30% Class A (j)          $11.81             --                 --            --
             Highest contract charge 1.65% Class A (j)         $11.68             --                 --            --
             All contract charges                                  --            194         $    2,281          3.61%
2012 (o)     Lowest contract charge 1.30% Class A              $11.81             --                 --            --
             Highest contract charge 1.70% Class A             $11.66             --                 --            --
             All contract charges                                  --          1,253         $   14,748          0.83%
2011 (o)     Lowest contract charge 1.30% Class A              $10.48             --                 --            --
             Highest contract charge 1.70% Class A             $10.39             --                 --            --
             All contract charges                                  --          1,194         $   12,486          1.24%
2010 (o)     Lowest contract charge 1.30% Class A              $11.45             --                 --            --
             Highest contract charge 1.70% Class A             $11.40             --                 --            --
             All contract charges                                  --            686         $    7,851          1.55%
2009 (o)     Lowest contract charge 1.30% Class A (b)          $10.23             --                 --            --
             Highest contract charge 1.70% Class A (b)         $10.23             --                 --            --
             All contract charges                                  --              3         $       29            --
AXA AGGRESSIVE ALLOCATION
             Unit Value 1.25% to 1.25%*
    2013     Lowest contract charge 1.25% Class B (m)          $10.30             --                 --            --
             Highest contract charge 1.25% Class B (m)         $10.30             --                 --            --
             All contract charges                                  --              2         $       21          2.52%
AXA AGGRESSIVE STRATEGY
             Unit Value 1.30% to 1.70%*
    2013     Lowest contract charge 1.30% Class B              $12.77             --                 --            --
             Highest contract charge 1.70% Class B             $12.68             --                 --            --
             All contract charges                                  --         58,211         $  741,515          5.11%
    2012     Lowest contract charge 1.30% Class B (j)          $10.48             --                 --            --
             Highest contract charge 1.70% Class B (j)         $10.45             --                 --            --
             All contract charges                                  --         11,834         $  123,880          2.25%
AXA BALANCED STRATEGY
             Unit Value 1.30% to 1.70%*
2013 (p)     Lowest contract charge 1.30% Class B              $12.69             --                 --            --
             Highest contract charge 1.70% Class B             $12.48             --                 --            --
             All contract charges                                  --        128,062         $1,658,532          2.35%

--------
  TOTAL
RETURN***
---------


Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class 4 (m)           2.22%
Highest contract charge 1.25% Class 4 (m)          2.22%
All contract charges


Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class P-2 (k)        13.62%
Highest contract charge 1.70% Class P-2 (k)       13.22%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Class 4 (m)           1.61%
Highest contract charge 1.70% Class 4 (k)          7.79%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class A              24.81%
Highest contract charge 1.70% Class A             24.27%
All contract charges
Lowest contract charge 1.30% Class A (j)           2.96%
Highest contract charge 1.65% Class A (j)          2.73%
All contract charges
Lowest contract charge 1.30% Class A              12.69%
Highest contract charge 1.70% Class A             12.22%
All contract charges
Lowest contract charge 1.30% Class A              (8.47)%
Highest contract charge 1.70% Class A             (8.86)%
All contract charges
Lowest contract charge 1.30% Class A              11.93%
Highest contract charge 1.70% Class A             11.44%
All contract charges
Lowest contract charge 1.30% Class A (b)           0.29%
Highest contract charge 1.70% Class A (b)          0.39%
All contract charges

Unit Value 1.25% to 1.25%*
Lowest contract charge 1.25% Class B (m)           2.59%
Highest contract charge 1.25% Class B (m)          2.59%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class B              21.85%
Highest contract charge 1.70% Class B             21.34%
All contract charges
Lowest contract charge 1.30% Class B (j)           3.25%
Highest contract charge 1.70% Class B (j)          2.96%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class B              12.20%
Highest contract charge 1.70% Class B             11.73%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
AXA BALANCED STRATEGY (CONTINUED)
2012 (n)  Lowest contract charge 1.30% Class B (j)     $11.31             --                 --            --         1.71%
          Highest contract charge 1.70% Class B (j)    $11.17             --                 --            --         1.45%
          All contract charges                             --         15,246         $  171,809          1.82%
2012 (o)  Lowest contract charge 1.30% Class B         $11.31             --                 --            --         7.10%
          Highest contract charge 1.70% Class B        $11.17             --                 --            --         6.69%
          All contract charges                             --        102,120         $1,228,875          0.83%
2011 (o)  Lowest contract charge 1.30% Class B         $10.56             --                 --            --        (3.65)%
          Highest contract charge 1.70% Class B        $10.47             --                 --            --        (4.03)%
          All contract charges                             --         77,122         $  864,298          1.41%
2010 (o)  Lowest contract charge 1.30% Class B         $10.96             --                 --            --         8.62%
          Highest contract charge 1.70% Class B        $10.91             --                 --            --         8.13%
          All contract charges                             --         43,235         $  508,706          2.00%
2009 (o)  Lowest contract charge 1.30% Class B (a)     $10.09             --                 --            --        (0.30)%
          Highest contract charge 1.70% Class B (a)    $10.09             --                 --            --        (0.20)%
          All contract charges                             --          8,275         $   93,171          2.87%
AXA CONSERVATIVE GROWTH STRATEGY
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $11.43             --                 --            --         9.80%
          Highest contract charge 1.70% Class B        $11.97             --                 --            --         8.62%
          All contract charges                             --         67,012         $  827,711          1.96%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $11.16             --                 --            --         1.45%
          Highest contract charge 1.70% Class B (j)    $11.02             --                 --            --         1.19%
          All contract charges                             --         10,259         $  114,078          1.85%
2012 (o)  Lowest contract charge 0.65% Class B         $10.41             --                 --            --         6.55%
          Highest contract charge 1.70% Class B        $11.02             --                 --            --         5.45%
          All contract charges                             --         52,553         $  617,051          0.85%
2011 (o)  Lowest contract charge 1.30% Class B         $10.55             --                 --            --        (2.68)%
          Highest contract charge 1.70% Class B        $10.45             --                 --            --        (3.15)%
          All contract charges                             --         41,147         $  456,027          1.49%
2010 (o)  Lowest contract charge 1.30% Class B         $10.84             --                 --            --         7.75%
          Highest contract charge 1.70% Class B        $10.79             --                 --            --         7.36%
          All contract charges                             --         24,643         $  283,665          1.91%
2009 (o)  Lowest contract charge 1.30% Class B (a)     $10.06             --                 --            --        (0.40)%
          Highest contract charge 1.70% Class B (a)    $10.05             --                 --            --        (0.40)%
          All contract charges                             --          4,833         $   53,791          3.54%
AXA CONSERVATIVE STRATEGY
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $10.62             --                 --            --         3.71%
          Highest contract charge 1.70% Class B        $10.98             --                 --            --         2.62%
          All contract charges                             --         43,555         $  490,129          1.18%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $10.84             --                 --            --         0.84%
          Highest contract charge 1.70% Class B (j)    $10.70             --                 --            --         0.47%
          All contract charges                             --          6,987         $   75,437          1.90%
2012 (o)  Lowest contract charge 0.65% Class B         $10.24             --                 --            --         3.75%
          Highest contract charge 1.70% Class B        $10.70             --                 --            --         2.69%
          All contract charges                             --         38,516         $  430,809          0.91%
2011 (o)  Lowest contract charge 0.65% Class B (e)     $ 9.87             --                 --            --        (0.50)%
          Highest contract charge 1.70% Class B        $10.42             --                 --            --        (0.95)%
          All contract charges                             --         28,161         $  305,265          1.76%
2010 (o)  Lowest contract charge 1.30% Class B         $10.57             --                 --            --         5.91%
          Highest contract charge 1.70% Class B        $10.52             --                 --            --         5.41%
          All contract charges                             --         15,143         $  166,345          2.01%
2009 (o)  Lowest contract charge 1.30% Class B (a)     $ 9.98             --                 --            --        (0.70)%
          Highest contract charge 1.70% Class B (a)    $ 9.98             --                 --            --        (0.70)%
          All contract charges                             --          3,109         $   33,065          4.46%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
AXA GROWTH STRATEGY
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $12.71             --                 --            --        19.45%
          Highest contract charge 1.70% Class B        $13.53             --                 --            --        18.17%
          All contract charges                             --        100,706         $1,440,835          3.63%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $11.60             --                 --            --         2.29%
          Highest contract charge 1.70% Class B (j)    $11.45             --                 --            --         1.96%
          All contract charges                             --         14,063         $  162,471          1.83%
2012 (o)  Lowest contract charge 0.65% Class B         $10.64             --                 --            --        10.49%
          Highest contract charge 1.70% Class B        $11.45             --                 --            --         9.26%
          All contract charges                             --         77,432         $1,024,880          0.82%
2011 (o)  Lowest contract charge 1.30% Class B         $10.57             --                 --            --        (5.62)%
          Highest contract charge 1.70% Class B        $10.48             --                 --            --        (6.01)%
          All contract charges                             --         60,162         $  726,066          1.28%
2010 (o)  Lowest contract charge 1.30% Class B         $11.20             --                 --            --        10.24%
          Highest contract charge 1.70% Class B        $11.15             --                 --            --         9.74%
          All contract charges                             --         44,484         $  517,788          1.51%
2009 (o)  Lowest contract charge 1.30% Class B (a)     $10.16             --                 --            --           --
          Highest contract charge 1.70% Class B (a)    $10.16             --                 --            --           --
          All contract charges                             --         16,690         $  196,220          1.94%
AXA MODERATE ALLOCATION
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $12.71             --                 --            --        11.59%
          Highest contract charge 1.70% Class A        $12.50             --                 --            --        11.21%
          All contract charges                             --          5,089         $   64,425          1.93%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $11.39             --                 --            --         1.97%
          Highest contract charge 1.70% Class A (j)    $11.24             --                 --            --         1.63%
          All contract charges                             --            671         $    7,626          1.55%
2012 (o)  Lowest contract charge 1.30% Class A         $11.39             --                 --            --         7.45%
          Highest contract charge 1.70% Class A        $11.24             --                 --            --         6.95%
          All contract charges                             --          3,113         $   35,339          0.76%
2011 (o)  Lowest contract charge 1.30% Class A         $10.60             --                 --            --        (3.46)%
          Highest contract charge 1.70% Class A        $10.51             --                 --            --        (3.84)%
          All contract charges                             --          2,717         $   28,735          1.47%
2010 (o)  Lowest contract charge 1.30% Class A         $10.98             --                 --            --         8.71%
          Highest contract charge 1.70% Class A        $10.93             --                 --            --         8.33%
          All contract charges                             --          1,305         $   14,308          2.12%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.10             --                 --            --         0.20%
          Highest contract charge 1.70% Class A (b)    $10.09             --                 --            --         0.20%
          All contract charges                             --              2         $       24          1.45%
AXA MODERATE ALLOCATION
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class B (m)     $10.12             --                 --            --         1.10%
          Highest contract charge 1.25% Class B (m)    $10.12             --                 --            --         1.10%
          All contract charges                             --             30         $      299          1.93%
AXA MODERATE GROWTH STRATEGY
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $12.28             --                 --            --        16.18%
          Highest contract charge 1.70% Class B        $13.00             --                 --            --        14.84%
          All contract charges                             --        290,011         $3,891,368          2.54%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $11.46             --                 --            --         1.96%
          Highest contract charge 1.70% Class B (j)    $11.32             --                 --            --         1.71%
          All contract charges                             --         27,322         $  312,066          1.69%
2012 (o)  Lowest contract charge 0.65% Class B         $10.57             --                 --            --         9.08%
          Highest contract charge 1.70% Class B        $11.32             --                 --            --         8.02%
          All contract charges                             --        245,253         $2,970,451          0.75%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2011 (o)  Lowest contract charge 0.65% Class B (e)     $ 9.69             --                 --            --        (5.65)%
          Highest contract charge 1.70% Class B        $10.48             --                 --            --        (4.99)%
          All contract charges                             --        201,465         $2,244,950          1.33%
2010 (o)  Lowest contract charge 1.30% Class B         $11.08             --                 --            --         9.38%
          Highest contract charge 1.70% Class B        $11.03             --                 --            --         8.99%
          All contract charges                             --        106,632         $1,269,198          1.99%
2009 (o)  Lowest contract charge 1.30% Class B (a)     $10.13             --                 --            --        (0.10)%
          Highest contract charge 1.70% Class B (a)    $10.12             --                 --            --        (0.20)%
          All contract charges                             --         18,371         $  214,806          2.33%
AXA MODERATE-PLUS ALLOCATION
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $13.73             --                 --            --        18.26%
          Highest contract charge 1.70% Class A        $13.50             --                 --            --        17.70%
          All contract charges                             --          3,055         $   41,813          2.05%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $11.61             --                 --            --         2.47%
          Highest contract charge 1.70% Class A (j)    $11.47             --                 --            --         2.23%
          All contract charges                             --            398         $    4,611          1.62%
2012 (o)  Lowest contract charge 1.30% Class A         $11.61             --                 --            --        10.05%
          Highest contract charge 1.70% Class A        $11.47             --                 --            --         9.66%
          All contract charges                             --          2,788         $   32,283          0.77%
2011 (o)  Lowest contract charge 1.30% Class A         $10.55             --                 --            --        (5.97)%
          Highest contract charge 1.70% Class A        $10.46             --                 --            --        (6.36)%
          All contract charges                             --          2,878         $   30,294          1.37%
2010 (o)  Lowest contract charge 1.30% Class A         $11.22             --                 --            --        10.32%
          Highest contract charge 1.70% Class A        $11.17             --                 --            --         9.94%
          All contract charges                             --          1,401         $   15,700          1.70%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.17             --                 --            --         0.10%
          Highest contract charge 1.70% Class A (b)    $10.16             --                 --            --         0.10%
          All contract charges                             --             33         $      334          1.36%
AXA MODERATE-PLUS ALLOCATION
    2013  Unit Value 1.25% to 1.25%*
          Lowest contract charge 1.25% Class B (m)     $10.21             --                 --            --         1.90%
          Highest contract charge 1.25% Class B (m)    $10.21             --                 --            --         1.90%
          All contract charges                             --             47         $      481          2.05%
AXA TACTICAL MANAGER 400
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $14.64             --                 --            --        30.83%
          Highest contract charge 1.70% Class B        $16.88             --                 --            --        29.45%
          All contract charges                             --          4,545         $   76,952          0.16%
2012 (o)  Lowest contract charge 1.65% Class II        $11.19             --                 --            --        15.72%
          Highest contract charge 1.70% Class II       $13.04             --                 --            --        14.49%
          All contract charges                             --          4,830         $   63,475          0.23%
2011 (o)  Lowest contract charge 0.65% Class B (e)     $ 9.67             --                 --            --       (11.93)%
          Highest contract charge 1.70% Class B        $11.39             --                 --            --        (9.75)%
          All contract charges                             --          3,936         $   45,056          0.05%
2010 (o)  Lowest contract charge 1.30% Class B         $12.68             --                 --            --        21.34%
          Highest contract charge 1.70% Class B        $12.62             --                 --            --        20.88%
          All contract charges                             --          1,775         $   22,475            --
2009 (o)  Lowest contract charge 1.30% Class B (b)     $10.45             --                 --            --         1.65%
          Highest contract charge 1.70% Class B (b)    $10.44             --                 --            --         1.66%
          All contract charges                             --              7         $       75          0.01%
AXA TACTICAL MANAGER 500
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $14.63             --                 --            --        30.04%
          Highest contract charge 1.70% Class B        $15.51             --                 --            --        28.71%
          All contract charges                             --         11,690         $  182,711          0.44%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER 500 (CONTINUED)
2012 (o)  Lowest contract charge 0.65% Class B         $11.25            --                 --             --        14.10%
          Highest contract charge 1.70% Class B        $12.05            --                 --             --        12.83%
          All contract charges                             --        12,550           $152,404           0.63%
2011 (o)  Lowest contract charge 0.65% Class B (e)     $ 9.86            --                 --             --        (7.24)%
          Highest contract charge 1.70% Class B        $10.68            --                 --             --        (5.40)%
          All contract charges                             --         9,807           $105,270           0.61%
2010 (o)  Lowest contract charge 1.30% Class B         $11.34            --                 --             --        10.85%
          Highest contract charge 1.70% Class B        $11.29            --                 --             --        10.36%
          All contract charges                             --         4,542           $ 51,399           0.65%
2009 (o)  Lowest contract charge 1.30% Class B (b)     $10.23            --                 --             --           --
          Highest contract charge 1.70% Class B (b)    $10.23            --                 --             --           --
          All contract charges                             --            25           $    261           0.03%
AXA TACTICAL MANAGER 2000
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $14.86            --                 --             --        36.46%
          Highest contract charge 1.70% Class B        $17.56            --                 --             --        35.08%
          All contract charges                             --         4,681           $ 82,678           0.11%
2012 (o)  Lowest contract charge 0.65% Class B         $10.89            --                 --             --        14.75%
          Highest contract charge 1.70% Class B        $13.00            --                 --             --        13.44%
          All contract charges                             --         5,328           $ 69,826           0.33%
2011 (o)  Lowest contract charge 0.65% Class B (e)     $ 9.49            --                 --             --       (13.81)%
          Highest contract charge 1.70% Class B        $11.46            --                 --             --       (12.05)%
          All contract charges                             --         4,308           $ 49,629           0.03%
2010 (o)  Lowest contract charge 1.30% Class B         $13.09            --                 --             --        21.77%
          Highest contract charge 1.70% Class B        $13.03            --                 --             --        21.32%
          All contract charges                             --         1,905           $ 24,898           0.08%
2009 (o)  Lowest contract charge 1.30% Class B (b)     $10.75            --                 --             --         2.76%
          Highest contract charge 1.70% Class B (b)    $10.74            --                 --             --         2.58%
          All contract charges                             --             7           $     78           0.01%
AXA TACTICAL MANAGER INTERNATIONAL
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $11.40            --                 --             --        20.38%
          Highest contract charge 1.70% Class B        $11.58            --                 --             --        19.01%
          All contract charges                             --        10,689           $125,030             --
2012 (o)  Lowest contract charge 0.65% Class B         $ 9.47            --                 --             --        15.77%
          Highest contract charge 1.70% Class B        $ 9.73            --                 --             --        14.61%
          All contract charges                             --        11,384           $111,566           0.65%
2011 (o)  Lowest contract charge 0.65% Class B (e)     $ 8.18            --                 --             --       (19.09)%
          Highest contract charge 1.70% Class B        $ 8.49            --                 --             --       (17.41)%
          All contract charges                             --         9,274           $ 79,116           1.87%
2010 (o)  Lowest contract charge 1.30% Class B         $10.33            --                 --             --         3.30%
          Highest contract charge 1.70% Class B        $10.28            --                 --             --         2.90%
          All contract charges                             --         4,133           $ 42,628           1.38%
2009 (o)  Lowest contract charge 1.30% Class B (b)     $10.00            --                 --             --        (0.20)%
          Highest contract charge 1.70% Class B (b)    $ 9.99            --                 --             --        (0.30)%
          All contract charges                             --             8           $     81           0.05%
AXA ULTRA CONSERVATIVE STRATEGY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $10.17            --                 --             --         0.79%
          Highest contract charge 1.70% Class B        $10.07            --                 --             --         0.30%
          All contract charges                             --            39           $    397           0.78%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $10.09            --                 --             --        (0.69)%
          Highest contract charge 1.55% Class B (j)    $10.06            --                 --             --        (0.89)%
          All contract charges                             --            --           $      2           1.49%
2012 (o)  Lowest contract charge 1.30% Class B         $10.09            --                 --             --         0.40%
          Highest contract charge 1.70% Class B        $10.04            --                 --             --           --
          All contract charges                             --            19           $    193           0.65%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                            YEAR ENDED DECEMBER 31, 2013
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
AXA ULTRA CONSERVATIVE STRATEGY (CONTINUED)
2011 (o)  Lowest contract charge 1.30% Class B (g)       $10.05            --                 --             --         0.50%
          Highest contract charge 1.30% Class B (g)      $10.05            --                 --             --         0.50%
          All contract charges                               --            --                 --           0.42%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class III         $11.94            --                 --             --        13.61%
          Highest contract charge 1.70% Class III        $12.58            --                 --             --        12.42%
          All contract charges                               --         5,103            $64,719           1.20%
2012 (n)  Lowest contract charge 1.30% Class III (j)     $11.33            --                 --             --         2.16%
          Highest contract charge 1.70% Class III (j)    $11.19            --                 --             --         1.91%
          All contract charges                               --           680            $ 7,678           3.42%
2012 (o)  Lowest contract charge 0.65% Class III         $10.51            --                 --             --         9.25%
          Highest contract charge 1.70% Class III        $11.19            --                 --             --         8.12%
          All contract charges                               --         3,309            $37,314           1.52%
2011 (o)  Lowest contract charge 0.65% Class III (e)     $ 9.62            --                 --             --        (5.59)%
          Highest contract charge 1.70% Class III        $10.35            --                 --             --        (5.31)%
          All contract charges                               --         2,891            $30,083           3.14%
2010 (o)  Lowest contract charge 1.30% Class III         $10.98            --                 --             --         8.39%
          Highest contract charge 1.70% Class III        $10.93            --                 --             --         7.90%
          All contract charges                               --         1,831            $20,063           2.23%
2009 (o)  Lowest contract charge 1.30% Class III (b)     $10.13            --                 --             --        (0.49)%
          Lowest contract charge 1.70% Class III (b)     $10.13            --                 --             --        (0.39)%
          All contract charges                               --            63            $   644           1.59%
BLACKROCK GLOBAL OPPORTUNITIES V.I. FUND
    2013  Unit Value 1.20% to 1.20%*
          Lowest contract charge 1.20% Class III (m)     $10.45            --                 --             --         5.03%
          Highest contract charge 1.20% Class III (m)    $10.45            --                 --             --         5.03%
          All contract charges                               --             3            $    27           0.17%
BLACKROCK LARGE CAP GROWTH V.I FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class III         $15.98            --                 --             --        32.72%
          Highest contract charge 1.70% Class III        $17.31            --                 --             --        31.34%
          All contract charges                               --           882            $15,474           0.66%
2012 (n)  Lowest contract charge 1.30% Class III (j)     $13.35            --                 --             --        (1.55)%
          Highest contract charge 1.65% Class III (j)    $13.20            --                 --             --        (1.79)%
          All contract charges                               --            88            $ 1,179           2.94%
2012 (o)  Lowest contract charge 0.65% Class III         $12.04            --                 --             --        14.02%
          Highest contract charge 1.70% Class III        $13.18            --                 --             --        12.84%
          All contract charges                               --           490            $ 6,519           1.21%
2011 (o)  Lowest contract charge 0.65% Class III (e)     $10.56            --                 --             --        (2.22)%
          Highest contract charge 1.70% Class III        $11.68            --                 --             --         0.60%
          All contract charges                               --           429            $ 5,041           0.95%
2010 (o)  Lowest contract charge 1.30% Class III         $11.67            --                 --             --        13.63%
          Highest contract charge 1.70% Class III        $11.61            --                 --             --        13.16%
          All contract charges                               --           158            $ 1,845           1.10%
CHARTER/SM/ AGGRESSIVE GROWTH
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class B (m)       $10.16            --                 --             --         1.80%
          Highest contract charge 1.25% Class B (m)      $10.16            --                 --             --         1.80%
          All contract charges                               --            13            $   130           2.10%
CHARTER/SM/ ALTERNATIVE 100 CONSERVATIVE PLUS
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class B (m)       $ 9.96            --                 --             --         0.40%
          Highest contract charge 1.25% Class B (m)      $ 9.96            --                 --             --         0.50%
          All contract charges                               --            14            $   136           1.87%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                            YEAR ENDED DECEMBER 31, 2013
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
CHARTER/SM/ ALTERNATIVE 100 GROWTH
2013  Unit Value 1.20% to 1.20%*
      Lowest contract charge 1.20% Class B (m)           $ 9.80           --                 --              --        (0.31)%
      Highest contract charge 1.20% Class B (m)          $ 9.80           --                 --              --        (0.31)%
      All contract charges                                   --            2             $   20            1.43%
CHARTER/SM/ ALTERNATIVE 100 MODERATE
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Class B (m)           $ 9.88           --                 --              --         0.10%
      Highest contract charge 1.25% Class B (m)          $ 9.88           --                 --              --         0.10%
      All contract charges                                   --           31             $  309            1.74%
CHARTER/SM/ CONSERVATIVE
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Class B (m)           $10.00           --                 --              --         0.30%
      Highest contract charge 1.25% Class B (m)          $10.00           --                 --              --         0.30%
      All contract charges                                   --           70             $  700            1.50%
CHARTER/SM/ EQUITY
2013  Unit Value 1.20% to 1.20%*
      Lowest contract charge 1.20% Class B (m)           $10.34           --                 --              --         2.89%
      Highest contract charge 1.20% Class B (m)          $10.34           --                 --              --         2.89%
      All contract charges                                   --            3             $   36            1.87%
CHARTER/SM/ FIXED INCOME
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Class B (m)           $ 9.92           --                 --              --        (0.20)%
      Highest contract charge 1.25% Class B (m)          $ 9.92           --                 --              --        (0.20)%
      All contract charges                                   --            5             $   56            1.49%
CHARTER/SM/ GROWTH
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Class B (m)           $10.12           --                 --              --         1.40%
      Highest contract charge 1.25% Class B (m)          $10.12           --                 --              --         1.40%
      All contract charges                                   --          171             $1,727            1.54%
CHARTER/SM/ INCOME STRATEGIES
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Class B (m)           $ 9.97           --                 --              --         0.10%
      Highest contract charge 1.25% Class B (m)          $ 9.97           --                 --              --         0.10%
      All contract charges                                   --            2             $   22            2.30%
CHARTER/SM/ INTERNATIONAL CONSERVATIVE
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Class B (m)           $ 9.88           --                 --              --         0.20%
      Highest contract charge 1.25% Class B (m)          $ 9.88           --                 --              --         0.20%
      All contract charges                                   --            2             $   20            1.51%
CHARTER/SM/ INTERNATIONAL MODERATE
2013  Unit Value 1.25% to 1.25%*
      Lowest contract charge 1.25% Class B (m)           $ 9.90           --                 --              --         0.30%
      Highest contract charge 1.25% Class B (m)          $ 9.90           --                 --              --         0.30%
      All contract charges                                   --           --             $    2            1.50%
CHARTER/SM/ MODERATE
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Class B (m)           $10.06           --                 --              --         0.80%
      Highest contract charge 1.25% Class B (m)          $10.06           --                 --              --         0.80%
      All contract charges                                   --           44             $  446            1.57%
CHARTER/SM/ MODERATE GROWTH
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Class B (m)           $10.11           --                 --              --         1.30%
      Highest contract charge 1.25% Class B (m)          $10.11           --                 --              --         1.30%
      All contract charges                                   --           38             $  380            1.83%
DELAWARE VIP(R) DIVERSIFIED INCOME SERIES
2013  Unit Value 1.20% to 1.25%*
      Lowest contract charge 1.20% Service Class (m)     $ 9.94           --                 --              --        (0.10)%
      Highest contract charge 1.25% Service Class (m)    $ 9.94           --                 --              --        (0.10)%
      All contract charges                                   --           15             $  144              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
DELAWARE VIP(R) EMERGING MARKETS SERIES
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Service Class (m)     $ 9.80             --                 --            --
          Highest contract charge 1.25% Service Class (m)    $ 9.80             --                 --            --
          All contract charges                                   --              5         $       46            --
DELAWARE VIP(R) LIMITED-TERM DIVERSIFIED INCOME SERIES
    2013  Unit Value 1.25% to 1.25%*
          Lowest contract charge 1.25% Service Class (m)     $ 9.98             --                 --            --
          Highest contract charge 1.25% Service Class (m)    $ 9.98             --                 --            --
          All contract charges                                   --             --                 --            --
EATON VANCE VT FLOATING-RATE INCOME FUND
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class B (m)           $10.05             --                 --            --
          Highest contract charge 1.25% Class B (m)          $10.05             --                 --            --
          All contract charges                                   --             29         $      290          0.48%
EQ /ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B               $11.82             --                 --            --
          Highest contract charge 1.70% Class B              $11.47             --                 --            --
          All contract charges                                   --        115,146         $1,329,120          0.37%
2012 (n)  Lowest contract charge 1.30% Class B (j)           $10.12             --                 --            --
          Highest contract charge 1.70% Class B (j)          $10.04             --                 --            --
          All contract charges                                   --         21,714         $  219,067          0.86%
2012 (o)  Lowest contract charge 0.65% Class B               $10.24             --                 --            --
          Highest contract charge 1.70% Class B              $10.04             --                 --            --
          All contract charges                                   --         33,558         $  338,311          0.61%
2011 (o)  Lowest contract charge 1.30% Class B (f)           $ 9.51             --                 --            --
          Highest contract charge 1.70% Class B (f)          $ 9.48             --                 --            --
          All contract charges                                   --          5,946         $   56,477            --
EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class B (m)           $ 9.97             --                 --            --
          Highest contract charge 1.25% Class B (m)          $ 9.97             --                 --            --
          All contract charges                                   --             23         $      229            --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A               $16.81             --                 --            --
          Highest contract charge 1.70% Class A              $21.27             --                 --            --
          All contract charges                                   --            980         $   21,064          0.06%
2012 (n)  Lowest contract charge 1.30% Class A (j)           $15.86             --                 --            --
          Highest contract charge 1.70% Class A (j)          $15.66             --                 --            --
          All contract charges                                   --            152         $    2,377          0.57%
2012 (o)  Lowest contract charge 0.65% Class A               $12.24             --                 --            --
          Highest contract charge 1.70% Class A              $15.66             --                 --            --
          All contract charges                                   --            407         $    6,446          0.22%
2011 (o)  Lowest contract charge 0.65% Class A (e)           $10.66             --                 --            --
          Highest contract charge 1.70% Class A              $13.78             --                 --            --
          All contract charges                                   --            258         $    3,572            --
2010 (o)  Lowest contract charge 1.30% Class A               $14.14             --                 --            --
          Highest contract charge 1.70% Class A              $14.08             --                 --            --
          All contract charges                                   --            168         $    2,379            --
2009 (o)  Lowest contract charge 1.30% Class A (b)           $10.73             --                 --            --
          Highest contract charge 1.70% Class A (b)          $10.72             --                 --            --
          All contract charges                                   --             --         $        2          0.02%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)           $10.34             --                 --            --
          Highest contract charge 1.70% Class B              $28.85             --                 --            --
          All contract charges                                   --            486         $   12,294          0.06%

--------
  TOTAL
RETURN***
---------

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Service Class (m)      0.72%
Highest contract charge 1.25% Service Class (m)     0.72%
All contract charges

Unit Value 1.25% to 1.25%*
Lowest contract charge 1.25% Service Class (m)     (0.10)%
Highest contract charge 1.25% Service Class (m)    (0.10)%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class B (m)            0.20%
Highest contract charge 1.25% Class B (m)           0.20%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Class B               15.43%
Highest contract charge 1.70% Class B              14.24%
All contract charges
Lowest contract charge 1.30% Class B (j)            1.10%
Highest contract charge 1.70% Class B (j)           0.80%
All contract charges
Lowest contract charge 0.65% Class B                7.00%
Highest contract charge 1.70% Class B               5.91%
All contract charges
Lowest contract charge 1.30% Class B (f)           (4.90)%
Highest contract charge 1.70% Class B (f)          (5.20)%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class B (m)           (0.20)%
Highest contract charge 1.25% Class B (m)          (0.20)%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Class A               37.34%
Highest contract charge 1.70% Class A              35.82%
All contract charges
Lowest contract charge 1.30% Class A (j)            1.47%
Highest contract charge 1.70% Class A (j)           1.16%
All contract charges
Lowest contract charge 0.65% Class A               14.82%
Highest contract charge 1.70% Class A              13.64%
All contract charges
Lowest contract charge 0.65% Class A (e)           (4.65)%
Highest contract charge 1.70% Class A              (2.13)%
All contract charges
Lowest contract charge 1.30% Class A               31.78%
Highest contract charge 1.70% Class A              31.34%
All contract charges
Lowest contract charge 1.30% Class A (b)            3.27%
Highest contract charge 1.70% Class A (b)           3.18%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Class B (m)            4.23%
Highest contract charge 1.70% Class B              35.83%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2012 (o)  Lowest contract charge 0.95% Class B         $23.92             --                --             --        14.45%
          Highest contract charge 1.90% Class B        $20.57             --                --             --        13.40%
          All contract charges                             --         23,849          $463,084           0.22%
2011 (o)  Lowest contract charge 0.95% Class B         $20.90             --                --             --        (1.55)%
          Highest contract charge 1.90% Class B        $18.14             --                --             --        (2.53)%
          All contract charges                             --         25,346          $432,523             --
2010 (o)  Lowest contract charge 0.50% Class B         $22.59             --                --             --        32.57%
          Highest contract charge 1.90% Class B        $18.61             --                --             --        30.69%
          All contract charges                             --         26,419          $462,036             --
2009 (o)  Lowest contract charge 0.50% Class B         $17.04             --                --             --        35.03%
          Highest contract charge 1.90% Class B        $14.24             --                --             --        33.07%
          All contract charges                             --         25,519          $342,139           0.02%
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $18.09             --                --             --        34.90%
          Highest contract charge 1.70% Class A        $17.79             --                --             --        34.37%
          All contract charges                             --            230          $  4,119           0.12%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.41             --                --             --         5.18%
          Highest contract charge 1.70% Class A (j)    $13.24             --                --             --         4.91%
          All contract charges                             --             27          $    362           1.79%
2012 (o)  Lowest contract charge 1.30% Class A         $13.41             --                --             --        15.31%
          Highest contract charge 1.70% Class A        $13.24             --                --             --        14.83%
          All contract charges                             --            163          $  2,174           0.70%
2011 (o)  Lowest contract charge 1.30% Class A         $11.63             --                --             --       (10.54)%
          Highest contract charge 1.70% Class A        $11.53             --                --             --       (10.90)%
          All contract charges                             --            170          $  1,967           0.14%
2010 (o)  Lowest contract charge 1.30% Class A         $13.00             --                --             --        22.99%
          Highest contract charge 1.70% Class A        $12.94             --                --             --        22.42%
          All contract charges                             --            109          $  1,418           0.19%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.57             --                --             --         1.44%
          Highest contract charge 1.70% Class A (b)    $10.57             --                --             --         1.54%
          All contract charges                             --             --                --           1.03%
EQ/AXA FRANKLIN SMALL CAP VALUE CORE                                 $     8
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $13.82             --                --             --        34.83%
          Highest contract charge 1.70% Class B        $13.42             --                --             --        34.33%
          All contract charges                             --            510          $  6,962           0.12%
2012 (o)  Lowest contract charge 1.20% Class B         $10.31             --                --             --        15.32%
          Highest contract charge 1.70% Class B        $ 9.99             --                --             --        14.83%
          All contract charges                             --         13,174          $133,342           0.70%
2011 (o)  Lowest contract charge 1.20% Class B         $ 8.94             --                --             --       (10.60)%
          Highest contract charge 1.90% Class B        $ 8.60             --                --             --       (11.34)%
          All contract charges                             --         14,016          $123,318           0.14%
2010 (o)  Lowest contract charge 0.50% Class B         $10.31             --                --             --        23.62%
          Highest contract charge 1.90% Class B        $ 9.70             --                --             --        21.86%
          All contract charges                             --         13,485          $133,212           0.19%
2009 (o)  Lowest contract charge 0.50% Class B         $ 8.34             --                --             --        27.51%
          Highest contract charge 1.90% Class B        $ 7.96             --                --             --        25.69%
          All contract charges                             --         12,629          $101,917           1.03%
EQ/BLACKROCK BASIC VALUE EQUITY
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A         $15.60             --                --             --        36.84%
          Highest contract charge 1.70% Class A        $16.55             --                --             --        35.43%
          All contract charges                             --          4,625          $ 77,441           1.90%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.38             --                --             --         1.39%
          Highest contract charge 1.70% Class A (j)    $12.22             --                --             --         1.08%
          All contract charges                             --            574          $  7,070           3.26%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
2012 (o)  Lowest contract charge 0.65% Class A         $11.40            --                 --             --        12.87%
          Highest contract charge 1.70% Class A        $12.22            --                 --             --        11.70%
          All contract charges                             --         2,719           $ 33,523           1.53%
2011 (o)  Lowest contract charge 0.65% Class A (e)     $10.10            --                 --             --        (6.57)%
          Highest contract charge 1.70% Class A        $10.94            --                 --             --        (4.54)%
          All contract charges                             --         2,342           $ 25,770           1.26%
2010 (o)  Lowest contract charge 1.30% Class A         $11.51            --                 --             --        11.10%
          Highest contract charge 1.70% Class A        $11.46            --                 --             --        10.62%
          All contract charges                             --         1,070           $ 12,298           1.30%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.36            --                 --             --         0.68%
          Highest contract charge 1.70% Class A (b)    $10.36            --                 --             --         0.68%
          All contract charges                             --            --           $      3           2.75%
EQ/BLACKROCK BASIC VALUE EQUITY
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class B (m)     $10.44            --                 --             --         3.06%
          Highest contract charge 1.25% Class B (m)    $10.43            --                 --             --         2.96%
          All contract charges                             --            45           $    475           1.90%
EQ/BOSTON ADVISORS EQUITY INCOME
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $17.30            --                 --             --        29.98%
          Highest contract charge 1.70% Class A        $17.02            --                 --             --        29.53%
          All contract charges                             --         1,120           $ 19,272           2.37%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.31            --                 --             --         4.72%
          Highest contract charge 1.70% Class A (j)    $13.14            --                 --             --         4.37%
          All contract charges                             --           231           $  3,057           4.91%
2012 (o)  Lowest contract charge 1.30% Class A         $13.31            --                 --             --        16.24%
          Highest contract charge 1.70% Class A        $13.14            --                 --             --        15.77%
          All contract charges                             --           439           $  5,807           2.13%
2011 (o)  Lowest contract charge 1.30% Class A         $11.45            --                 --             --        (1.46)%
          Highest contract charge 1.70% Class A        $11.35            --                 --             --        (1.90)%
          All contract charges                             --           221           $  2,525           1.90%
2010 (o)  Lowest contract charge 1.30% Class A         $11.62            --                 --             --        14.48%
          Highest contract charge 1.70% Class A        $11.57            --                 --             --        14.10%
          All contract charges                             --            77           $    889           2.49%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.15            --                 --             --        (0.39)%
          Highest contract charge 1.70% Class A (b)    $10.14            --                 --             --        (0.39)%
          All contract charges                             --            --                 --           2.55%
EQ/BOSTON ADVISORS EQUITY INCOME
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $10.48            --                 --             --         3.05%
          Highest contract charge 1.70% Class B        $ 8.18            --                 --             --        29.64%
          All contract charges                             --         1,101           $  5,734           2.37%
2012 (o)  Lowest contract charge 0.95% Class B         $ 7.03            --                 --             --        16.58%
          Highest contract charge 1.90% Class B        $ 6.13            --                 --             --        15.44%
          All contract charges                             --        53,849           $285,945           2.13%
2011 (o)  Lowest contract charge 0.95% Class B         $ 6.03            --                 --             --        (1.31)%
          Highest contract charge 1.90% Class B        $ 5.31            --                 --             --        (2.39)%
          All contract charges                             --        46,896           $212,989           1.90%
2010 (o)  Lowest contract charge 0.50% Class B         $ 6.45            --                 --             --        15.18%
          Highest contract charge 1.90% Class B        $ 5.44            --                 --             --        13.57%
          All contract charges                             --        45,605           $214,535           2.49%
2009 (o)  Lowest contract charge 0.50% Class B         $ 5.60            --                 --             --        10.97%
          Highest contract charge 1.90% Class B        $ 4.79            --                 --             --         9.34%
          All contract charges                             --        43,320           $182,082           2.55%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $15.50            --                 --             --        32.59%
          Highest contract charge 1.70% Class B (k)    $11.11            --                 --             --        23.17%
          All contract charges                             --            61           $    825           0.79%
2012 (o)  Lowest contract charge 1.20% Class B         $ 9.00            --                 --             --        15.24%
          Highest contract charge 1.80% Class B        $ 8.30            --                 --             --        14.64%
          All contract charges                             --         4,542           $ 47,200           0.98%
2011 (o)  Lowest contract charge 1.20% Class B         $ 7.81            --                 --             --        (0.89)%
          Highest contract charge 1.80% Class B        $ 7.24            --                 --             --        (1.50)%
          All contract charges                             --         4,681           $ 42,315           0.35%
2010 (o)  Lowest contract charge 0.50% Class B         $ 8.54            --                 --             --        11.93%
          Highest contract charge 1.90% Class B        $ 7.27            --                 --             --        10.49%
          All contract charges                             --         5,101           $ 46,879           0.05%
2009 (o)  Lowest contract charge 0.50% Class B         $ 7.63            --                 --             --        30.12%
          Highest contract charge 1.90% Class B        $ 6.58            --                 --             --        28.35%
          All contract charges                             --         5,534           $ 45,654           0.24%
EQ/CAPITAL GUARDIAN RESEARCH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $18.51            --                 --             --        30.08%
          Highest contract charge 1.70% Class A        $18.21            --                 --             --        29.61%
          All contract charges                             --           453           $  8,324           1.76%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $14.23            --                 --             --         5.10%
          Highest contract charge 1.65% Class A (j)    $14.07            --                 --             --         4.84%
          All contract charges                             --            33           $    472           2.26%
2012 (o)  Lowest contract charge 1.30% Class A         $14.23            --                 --             --        15.88%
          Highest contract charge 1.70% Class A        $14.05            --                 --             --        15.35%
          All contract charges                             --           146           $  2,073           0.89%
2011 (o)  Lowest contract charge 1.30% Class A         $12.28            --                 --             --         2.85%
          Highest contract charge 1.70% Class A        $12.18            --                 --             --         2.53%
          All contract charges                             --            90           $  1,098           0.71%
2010 (o)  Lowest contract charge 1.30% Class A         $11.94            --                 --             --        14.59%
          Highest contract charge 1.70% Class A        $11.88            --                 --             --        14.12%
          All contract charges                             --            50           $    602           0.74%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.42            --                 --             --         1.56%
          Highest contract charge 1.70% Class A (b)    $10.41            --                 --             --         1.56%
          All contract charges                             --            --                 --           1.14%
EQ/CAPITAL GUARDIAN RESEARCH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $18.60            --                 --             --        30.07%
          Highest contract charge 1.70% Class B        $16.95            --                 --             --        29.49%
          All contract charges                             --           267           $  4,841           1.76%
2012 (o)  Lowest contract charge 0.95% Class B         $14.52            --                 --             --        16.25%
          Highest contract charge 1.90% Class B        $12.73            --                 --             --        15.20%
          All contract charges                             --        63,706           $880,226           0.89%
2011 (o)  Lowest contract charge 0.95% Class B         $12.49            --                 --             --         3.05%
          Highest contract charge 1.90% Class B        $11.05            --                 --             --         2.03%
          All contract charges                             --        69,996           $835,757           0.71%
2010 (o)  Lowest contract charge 0.50% Class B         $12.78            --                 --             --        15.24%
          Highest contract charge 1.90% Class B        $10.83            --                 --             --        13.64%
          All contract charges                             --        77,666           $904,589           0.74%
2009 (o)  Lowest contract charge 0.50% Class B         $11.09            --                 --             --        30.79%
          Highest contract charge 1.90% Class B        $ 9.53            --                 --             --        29.02%
          All contract charges                             --        86,472           $882,191           1.14%
EQ/COMMON STOCK INDEX
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $17.56            --                 --             --        30.75%
          Highest contract charge 1.70% Class A        $17.27            --                 --             --        30.24%
          All contract charges                             --           585           $ 10,230           1.76%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.43             --                 --            --         2.36%
          Highest contract charge 1.70% Class A (j)    $13.26             --                 --            --         2.08%
          All contract charges                             --             66         $      890          3.28%
2012 (o)  Lowest contract charge 1.30% Class A         $13.43             --                 --            --        14.10%
          Highest contract charge 1.70% Class A        $13.26             --                 --            --        13.62%
          All contract charges                             --            224         $    2,984          1.55%
2011 (o)  Lowest contract charge 1.30% Class A         $11.77             --                 --            --        (0.59)%
          Highest contract charge 1.70% Class A        $11.67             --                 --            --        (0.93)%
          All contract charges                             --            166         $    1,957          1.24%
2010 (o)  Lowest contract charge 1.30% Class A         $11.84             --                 --            --        14.73%
          Highest contract charge 1.70% Class A        $11.78             --                 --            --        14.15%
          All contract charges                             --             93         $    1,103          1.26%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.32             --                 --            --         0.39%
          Highest contract charge 1.70% Class A (b)    $10.32             --                 --            --         0.39%
          All contract charges                             --             --                 --          1.80%
EQ/COMMON STOCK INDEX
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class B (m)     $10.42             --                 --            --         3.37%
          Highest contract charge 1.25% Class B (m)    $10.42             --                 --            --         3.37%
          All contract charges                             --             10         $       99          1.76%
EQ/CONVERTIBLE SECURITIES
    2013  Unit Value 1.20% to 1.20%*
          Lowest contract charge 1.20% Class B (m)     $10.25             --                 --            --         2.60%
          Highest contract charge 1.20% Class B (m)    $10.25             --                 --            --         2.60%
          All contract charges                             --              3         $       27          0.85%
EQ/CORE BOND INDEX
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $10.18             --                 --            --        (2.21)%
          Highest contract charge 1.70% Class B        $10.41             --                 --            --        (3.34)%
          All contract charges                             --         29,915         $  317,364          1.23%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $10.90             --                 --            --         0.93%
          Highest contract charge 1.70% Class B (j)    $10.77             --                 --            --         0.75%
          All contract charges                             --            281         $    3,060          3.07%
2012 (o)  Lowest contract charge 0.65% Class B         $10.41             --                 --            --         2.46%
          Highest contract charge 1.90% Class B        $13.39             --                 --            --         1.21%
          All contract charges                             --        104,051         $1,241,073          1.47%
2011 (o)  Lowest contract charge 0.65% Class B         $10.16             --                 --            --         4.21%
          Highest contract charge 1.90% Class B        $13.23             --                 --            --         2.80%
          All contract charges                             --         97,647         $1,156,460          1.89%
2010 (o)  Lowest contract charge 0.50% Class B         $15.47             --                 --            --         5.24%
          Highest contract charge 1.90% Class B        $12.87             --                 --            --         3.79%
          All contract charges                             --         94,923         $1,102,809          2.24%
2009 (o)  Lowest contract charge 0.50% Class B         $14.70             --                 --            --         2.17%
          Highest contract charge 1.90% Class B        $12.40             --                 --            --         0.76%
          All contract charges                             --         89,630         $1,013,962          2.61%
EQ/DAVIS NEW YORK VENTURE
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $15.59             --                 --            --        31.67%
          Highest contract charge 1.70% Class A        $15.33             --                 --            --        31.14%
          All contract charges                             --            953         $   14,753          1.37%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $11.84             --                 --            --         0.68%
          Highest contract charge 1.70% Class A (j)    $11.69             --                 --            --         0.43%
          All contract charges                             --            120         $    1,413          2.03%
2012 (o)  Lowest contract charge 1.30% Class A         $11.84             --                 --            --        10.45%
          Highest contract charge 1.70% Class A        $11.69             --                 --            --         9.97%
          All contract charges                             --            783         $    9,227          0.84%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2011 (o)  Lowest contract charge 1.30% Class A         $10.72            --                 --             --        (5.72)%
          Highest contract charge 1.70% Class A        $10.63            --                 --             --        (6.01)%
          All contract charges                             --           728           $  7,778           0.31%
2010 (o)  Lowest contract charge 1.30% Class A         $11.37            --                 --             --        10.60%
          Highest contract charge 1.70% Class A        $11.31            --                 --             --        10.13%
          All contract charges                             --           348           $  3,958           0.81%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.28            --                 --             --         1.48%
          Highest contract charge 1.70% Class A (b)    $10.27            --                 --             --         1.48%
          All contract charges                             --            --           $      7           1.73%
EQ/DAVIS NEW YORK VENTURE
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $13.17            --                 --             --        31.57%
          Highest contract charge 1.70% Class B        $12.78            --                 --             --        31.08%
          All contract charges                             --           328           $  4,255           1.37%
2012 (o)  Lowest contract charge 0.95% Class B         $10.23            --                 --             --        10.83%
          Highest contract charge 1.90% Class B        $ 9.63            --                 --             --         9.81%
          All contract charges                             --        30,971           $306,204           0.84%
2011 (o)  Lowest contract charge 0.95% Class B         $ 9.23            --                 --             --        (5.62)%
          Highest contract charge 1.90% Class B        $ 8.77            --                 --             --        (6.50)%
          All contract charges                             --        34,132           $306,088           0.31%
2010 (o)  Lowest contract charge 0.50% Class B         $ 9.97            --                 --             --        11.27%
          Highest contract charge 1.90% Class B        $ 9.38            --                 --             --         9.71%
          All contract charges                             --        37,420           $357,290           0.81%
2009 (o)  Lowest contract charge 0.50% Class B         $ 8.96            --                 --             --        32.03%
          Highest contract charge 1.90% Class B        $ 8.55            --                 --             --        30.18%
          All contract charges                             --        39,080           $338,925           1.73%
EQ/EMERGING MARKETS EQUITY PLUS
    2013  Unit Value 1.30% to 1.70%*
          Lowest contract charge 1.30% Class B (k)     $ 9.34            --                 --             --        (6.22)%
          Highest contract charge 1.70% Class B (k)    $ 9.30            --                 --             --        (6.63)%
          All contract charges                             --            78           $    732           0.69%
EQ/ENERGY ETF
    2013  Unit Value 1.20% to 1.20%*
          Lowest contract charge 1.20% Class B (m)     $10.03            --                 --             --         1.42%
          Highest contract charge 1.20% Class B (m)    $10.03            --                 --             --         1.42%
          All contract charges                             --            --           $      3           1.64%
EQ/EQUITY 500 INDEX
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $17.22            --                 --             --        29.77%
          Highest contract charge 1.70% Class A        $16.94            --                 --             --        29.31%
          All contract charges                             --         3,194           $ 54,612           1.82%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.27            --                 --             --         2.39%
          Highest contract charge 1.70% Class A (j)    $13.10            --                 --             --         2.02%
          All contract charges                             --           473           $  6,257           3.68%
2012 (o)  Lowest contract charge 1.30% Class A         $13.27            --                 --             --        13.71%
          Highest contract charge 1.70% Class A        $13.10            --                 --             --        13.22%
          All contract charges                             --         1,409           $ 18,588           1.70%
2011 (o)  Lowest contract charge 1.30% Class A         $11.67            --                 --             --         0.52%
          Highest contract charge 1.70% Class A        $11.57            --                 --             --         0.09%
          All contract charges                             --         1,156           $ 13,434           1.45%
2010 (o)  Lowest contract charge 1.30% Class A         $11.61            --                 --             --        13.16%
          Highest contract charge 1.70% Class A        $11.56            --                 --             --        12.67%
          All contract charges                             --           501           $  5,807           1.43%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.26            --                 --             --         0.10%
          Highest contract charge 1.70% Class A (b)    $10.26            --                 --             --         0.10%
          All contract charges                             --             3           $     34           1.96%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/EQUITY 500 INDEX
          Unit Value 1.20% to 1.25%*
   2013   Lowest contract charge 1.20% Class B (m)     $10.44             --                 --            --         3.16%
          Highest contract charge 1.25% Class B (m)    $10.44             --                 --            --         3.16%
          All contract charges                             --             14         $      146          1.82%
EQ/EQUITY GROWTH PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $17.68             --                 --            --        30.87%
          Highest contract charge 1.70% Class B        $20.38             --                 --            --        30.31%
          All contract charges                             --            361         $    6,812          0.47%
2012 (o)  Lowest contract charge 0.95% Class B         $17.05             --                 --            --        13.14%
          Highest contract charge 1.90% Class B        $15.28             --                 --            --        12.02%
          All contract charges                             --         72,761         $1,038,844          0.60%
2011 (o)  Lowest contract charge 0.95% Class B         $15.07             --                 --            --        (7.03)%
          Highest contract charge 1.90% Class B        $13.64             --                 --            --        (7.96)%
          All contract charges                             --         81,896         $1,038,983          0.26%
2010 (o)  Lowest contract charge 0.50% Class B         $16.92             --                 --            --        14.71%
          Highest contract charge 1.90% Class B        $14.82             --                 --            --        13.04%
          All contract charges                             --         93,768         $1,288,091          0.28%
2009 (o)  Lowest contract charge 0.50% Class B         $14.75             --                 --            --        27.15%
          Highest contract charge 1.90% Class B        $13.11             --                 --            --        25.42%
          All contract charges                             --        108,738         $1,316,635          0.85%
EQ/FRANKLIN CORE BALANCED
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $13.93             --                 --            --        13.07%
          Highest contract charge 1.70% Class A        $13.70             --                 --            --        12.66%
          All contract charges                             --            213         $    2,948          2.60%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.32             --                 --            --         3.79%
          Highest contract charge 1.70% Class A (j)    $12.16             --                 --            --         3.49%
          All contract charges                             --             32         $      397          9.85%
2012 (o)  Lowest contract charge 1.30% Class A         $12.32             --                 --            --         9.80%
          Highest contract charge 1.70% Class A        $12.16             --                 --            --         9.25%
          All contract charges                             --            133         $    1,638          3.26%
2011 (o)  Lowest contract charge 1.30% Class A         $11.22             --                 --            --        (0.97)%
          Highest contract charge 1.70% Class A        $11.13             --                 --            --        (1.33)%
          All contract charges                             --             93         $    1,047          3.36%
2010 (o)  Lowest contract charge 1.30% Class A         $11.33             --                 --            --        10.11%
          Highest contract charge 1.70% Class A        $11.28             --                 --            --         9.73%
          All contract charges                             --             62         $      703          2.96%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.29             --                 --            --         0.29%
          Highest contract charge 1.70% Class A (b)    $10.28             --                 --            --         0.19%
          All contract charges                             --             --                 --          5.95%
EQ/FRANKLIN CORE BALANCED
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $12.27             --                 --            --        13.09%
          Highest contract charge 1.70% Class B        $11.91             --                 --            --        12.57%
          All contract charges                             --            397         $    4,815          2.60%
2012 (o)  Lowest contract charge 0.95% Class B         $11.10             --                 --            --        10.23%
          Highest contract charge 1.80% Class B        $10.51             --                 --            --         9.25%
          All contract charges                             --         58,584         $  627,808          3.26%
2011 (o)  Lowest contract charge 0.95% Class B         $10.07             --                 --            --        (0.89)%
          Highest contract charge 1.80% Class B        $ 9.62             --                 --            --        (1.74)%
          All contract charges                             --         53,542         $  523,704          3.36%
2010 (o)  Lowest contract charge 0.50% Class B         $10.36             --                 --            --        10.68%
          Highest contract charge 1.90% Class B        $ 9.75             --                 --            --         9.18%
          All contract charges                             --         54,951         $  545,194          2.96%
2009 (o)  Lowest contract charge 0.50% Class B         $ 9.36             --                 --            --        29.97%
          Highest contract charge 1.90% Class B        $ 8.93             --                 --            --        28.10%
          All contract charges                             --         65,970         $  596,850          5.95%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/FRANKLIN TEMPLETON ALLOCATION
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $14.56             --                 --            --        21.74%
          Highest contract charge 1.70% Class A        $14.32             --                 --            --        21.25%
          All contract charges                             --            242         $    3,504          1.27%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $11.96             --                 --            --         4.91%
          Highest contract charge 1.65% Class A (j)    $11.83             --                 --            --         4.69%
          All contract charges                             --             30         $      354          5.82%
2012 (o)  Lowest contract charge 1.30% Class A         $11.96             --                 --            --        13.15%
          Highest contract charge 1.70% Class A        $11.81             --                 --            --        12.80%
          All contract charges                             --            101         $    1,186          1.75%
2011 (o)  Lowest contract charge 1.30% Class A         $10.57             --                 --            --        (5.37)%
          Highest contract charge 1.70% Class A        $10.47             --                 --            --        (5.85)%
          All contract charges                             --             89         $      940          1.78%
2010 (o)  Lowest contract charge 1.30% Class A         $11.17             --                 --            --         9.19%
          Highest contract charge 1.70% Class A        $11.12             --                 --            --         8.70%
          All contract charges                             --             40         $      455          1.99%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.23             --                 --            --         0.29%
          Highest contract charge 1.70% Class A (b)    $10.23             --                 --            --         0.29%
          All contract charges                             --             --         $        2          2.46%
EQ/FRANKLIN TEMPLETON ALLOCATION
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $10.64             --                 --            --        21.60%
          Highest contract charge 1.70% Class B        $10.36             --                 --            --        21.17%
          All contract charges                             --            456         $    4,799          1.27%
2012 (o)  Lowest contract charge 1.15% Class B         $ 8.82             --                 --            --        13.37%
          Highest contract charge 1.70% Class B        $ 8.55             --                 --            --        12.80%
          All contract charges                             --        146,245         $1,264,387          1.75%
2011 (o)  Lowest contract charge 1.15% Class B         $ 7.78             --                 --            --        (5.58)%
          Highest contract charge 1.90% Class B        $ 7.51             --                 --            --        (6.24)%
          All contract charges                             --        158,716         $1,214,424          1.78%
2010 (o)  Lowest contract charge 0.50% Class B         $ 8.43             --                 --            --         9.77%
          Highest contract charge 1.90% Class B        $ 8.01             --                 --            --         8.24%
          All contract charges                             --        169,484         $1,377,768          1.99%
2009 (o)  Lowest contract charge 0.50% Class B         $ 7.68             --                 --            --        27.78%
          Highest contract charge 1.90% Class B        $ 7.40             --                 --            --        26.04%
          All contract charges                             --        179,402         $1,341,290          2.46%
EQ/GAMCO MERGERS AND ACQUISITIONS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $12.60             --                 --            --         9.47%
          Highest contract charge 1.70% Class A        $12.39             --                 --            --         9.07%
          All contract charges                             --            679         $    8,497          0.50%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $11.51             --                 --            --         1.14%
          Highest contract charge 1.70% Class A (j)    $11.36             --                 --            --         0.80%
          All contract charges                             --             54         $      632            --
2012 (o)  Lowest contract charge 1.30% Class A         $11.51             --                 --            --         3.88%
          Highest contract charge 1.70% Class A        $11.36             --                 --            --         3.46%
          All contract charges                             --            440         $    5,036            --
2011 (o)  Lowest contract charge 1.30% Class A         $11.08             --                 --            --         0.27%
          Highest contract charge 1.70% Class A        $10.98             --                 --            --        (0.09)%
          All contract charges                             --            360         $    3,979          0.19%
2010 (o)  Lowest contract charge 1.30% Class A         $11.05             --                 --            --         8.55%
          Highest contract charge 1.70% Class A        $10.99             --                 --            --         7.96%
          All contract charges                             --            163         $    1,798            --
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.18             --                 --            --         0.69%
          Highest contract charge 1.70% Class A (b)    $10.18             --                 --            --         0.69%
          All contract charges                             --             --                 --            --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class B (m)     $10.10            --                 --             --         1.41%
          Highest contract charge 1.25% Class B (m)    $10.10            --                 --             --         1.41%
          All contract charges                             --             6           $     57           0.50%
EQ/GAMCO SMALL COMPANY VALUE
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A         $16.56            --                 --             --        38.23%
          Highest contract charge 1.70% Class A        $20.84            --                 --             --        36.75%
          All contract charges                             --         6,135           $129,348           0.32%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $15.43            --                 --             --         6.27%
          Highest contract charge 1.70% Class A (j)    $15.24            --                 --             --         5.98%
          All contract charges                             --           776           $ 11,930           2.69%
2012 (o)  Lowest contract charge 0.65% Class A         $11.98            --                 --             --        17.11%
          Highest contract charge 1.70% Class A        $15.24            --                 --             --        15.89%
          All contract charges                             --         3,453           $ 53,054           1.24%
2011 (o)  Lowest contract charge 0.65% Class A (e)     $10.23            --                 --             --        (5.45)%
          Highest contract charge 1.70% Class A        $13.15            --                 --             --        (4.92)%
          All contract charges                             --         2,853           $ 37,738           0.08%
2010 (o)  Lowest contract charge 1.30% Class A         $13.89            --                 --             --        31.16%
          Highest contract charge 1.70% Class A        $13.83            --                 --             --        30.72%
          All contract charges                             --         1,235           $ 17,130           0.37%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.59            --                 --             --         1.53%
          Highest contract charge 1.70% Class A (b)    $10.58            --                 --             --         1.44%
          All contract charges                             --             2           $     23           0.44%
EQ/GAMCO SMALL COMPANY VALUE
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class B (m)     $10.51            --                 --             --         5.10%
          Highest contract charge 1.25% Class B (m)    $10.51            --                 --             --         5.10%
          All contract charges                             --            65           $    683           0.32%
EQ/GLOBAL BOND PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $10.54            --                 --             --        (3.83)%
          Highest contract charge 1.70% Class A        $10.36            --                 --             --        (4.25)%
          All contract charges                             --           562           $  5,899           0.01%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $10.96            --                 --             --           --
          Highest contract charge 1.70% Class A (j)    $10.82            --                 --             --           --
          All contract charges                             --            78           $ 11,303           0.41%
2012 (o)  Lowest contract charge 1.30% Class A         $10.96            --                 --             --         2.43%
          Highest contract charge 1.70% Class A        $10.82            --                 --             --         1.98%
          All contract charges                             --           420           $  4,579           1.41%
2011 (o)  Lowest contract charge 1.30% Class A         $10.70            --                 --             --         3.28%
          Highest contract charge 1.70% Class A        $10.61            --                 --             --         2.91%
          All contract charges                             --           350           $  3,728           3.36%
2010 (o)  Lowest contract charge 1.30% Class A         $10.36            --                 --             --         5.18%
          Highest contract charge 1.70% Class A        $10.31            --                 --             --         4.67%
          All contract charges                             --           140           $  1,442           2.92%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $ 9.85            --                 --             --        (1.70)%
          Highest contract charge 1.70% Class A (b)    $ 9.85            --                 --             --        (1.70)%
          All contract charges                             --             2           $     15           0.80%
EQ/GLOBAL BOND PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $12.10            --                 --             --        (3.74)%
          Highest contract charge 1.70% Class B        $11.70            --                 --             --        (4.18)%
          All contract charges                             --           454           $  5,404           0.01%
2012 (o)  Lowest contract charge 0.95% Class B         $12.90            --                 --             --         2.79%
          Highest contract charge 1.90% Class B        $12.03            --                 --             --         1.78%
          All contract charges                             --        39,823           $493,953           1.41%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2011 (o)  Lowest contract charge 0.95% Class B         $12.55            --                  --            --         3.38%
          Highest contract charge 1.90% Class B        $11.82            --                  --            --         2.43%
          All contract charges                             --        41,863          $  508,159          3.36%
2010 (o)  Lowest contract charge 0.50% Class B         $12.43            --                  --            --         5.79%
          Highest contract charge 1.90% Class B        $11.54            --                  --            --         4.25%
          All contract charges                             --        40,077          $  473,013          2.92%
2009 (o)  Lowest contract charge 0.50% Class B         $11.75            --                  --            --         1.49%
          Highest contract charge 1.90% Class B        $11.07            --                  --            --         0.07%
          All contract charges                             --        36,747          $  414,061          0.80%
EQ/GLOBAL MULTI-SECTOR EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $13.34            --                  --            --        18.79%
          Highest contract charge 1.70% Class A        $13.12            --                  --            --        18.30%
          All contract charges                             --           481          $    6,377          0.91%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $11.23            --                  --            --         4.86%
          Highest contract charge 1.70% Class A (j)    $11.09            --                  --            --         4.52%
          All contract charges                             --            52          $      587          2.62%
2012 (o)  Lowest contract charge 1.30% Class A         $11.23            --                  --            --        15.53%
          Highest contract charge 1.70% Class A        $11.09            --                  --            --        15.04%
          All contract charges                             --           344          $    3,855          1.40%
2011 (o)  Lowest contract charge 1.30% Class A         $ 9.72            --                  --            --       (13.21)%
          Highest contract charge 1.70% Class A        $ 9.64            --                  --            --       (13.54)%
          All contract charges                             --           304          $    2,952          1.70%
2010 (o)  Lowest contract charge 1.30% Class A         $11.20            --                  --            --        10.24%
          Highest contract charge 1.70% Class A        $11.15            --                  --            --         9.74%
          All contract charges                             --           174          $    1,953          1.10%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.16            --                  --            --        (0.10)%
          Highest contract charge 1.70% Class A (b)    $10.16            --                  --            --           --
          All contract charges                             --             2          $       29          1.33%
EQ/GLOBAL MULTI-SECTOR EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.3% Class B          $28.30            --                  --            --        18.81%
          Highest contract charge 1.70% Class B        $20.22            --                  --            --        18.31%
          All contract charges                             --           271          $    6,844          0.91%
2012 (o)  Lowest contract charge 0.95% Class B         $19.21            --                  --            --        15.86%
          Highest contract charge 1.90% Class B        $16.57            --                  --            --        14.75%
          All contract charges                             --        42,150          $  893,065          1.40%
2011 (o)  Lowest contract charge 0.95% Class B         $16.58            --                  --            --       (13.15)%
          Highest contract charge 1.90% Class B        $14.44            --                  --            --       (13.95)%
          All contract charges                             --        46,594          $  856,342          1.70%
2010 (o)  Lowest contract charge 0.50% Class B         $20.28            --                  --            --        10.88%
          Highest contract charge 1.90% Class B        $16.78            --                  --            --         9.32%
          All contract charges                             --        53,486          $1,134,438          1.10%
2009 (o)  Lowest contract charge 0.50% Class B         $18.29            --                  --            --        49.30%
          Highest contract charge 1.90% Class B        $15.35            --                  --            --        47.16%
          All contract charges                             --        58,787          $1,130,770          1.33%
EQ/HIGH YIELD BOND PORTFOLIO
    2013  Unit Value 1.20% to 1.70%*
          Lowest contract charge 1.20% Class B (m)     $10.07            --                  --            --         0.80%
          Highest contract charge 1.70% Class B (k)    $10.49            --                  --            --         4.69%
          All contract charges                             --           152          $    1,585          5.16%
EQ/INTERMEDIATE GOVERNMENT BOND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class B         $ 9.99            --                  --            --        (2.25)%
          Highest contract charge 1.70% Class B        $10.06            --                  --            --        (3.36)%
          All contract charges                             --        12,463          $  129,739          0.22%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2012 (n)  Lowest contract charge 1.30% Class B (j)     $10.54            --                 --             --        (0.09)%
          Highest contract charge 1.70% Class B (j)    $10.41            --                 --             --        (0.38)%
          All contract charges                             --           171           $  1,790           0.50%
2012 (o)  Lowest contract charge 0.65% Class B         $10.22            --                 --             --         0.29%
          Highest contract charge 1.90% Class B        $18.54            --                 --             --        (0.91)%
          All contract charges                             --        33,728           $440,306           0.24%
2011 (o)  Lowest contract charge 0.95% Class B         $22.86            --                 --             --         4.34%
          Highest contract charge 1.90% Class B        $18.71            --                 --             --         3.26%
          All contract charges                             --        33,208           $447,386           0.43%
2010 (o)  Lowest contract charge 0.50% Class B         $23.97            --                 --             --         3.72%
          Highest contract charge 1.90% Class B        $18.12            --                 --             --         2.26%
          All contract charges                             --        28,642           $391,601           1.22%
2009 (o)  Lowest contract charge 0.50% Class B         $23.11            --                 --             --        (2.76)%
          Highest contract charge 1.90% Class B        $17.72            --                 --             --        (4.11)%
          All contract charges                             --        26,434           $369,725           1.00%
EQ/INTERNATIONAL CORE PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $11.91            --                 --             --        15.97%
          Highest contract charge 1.70% Class A        $11.71            --                 --             --        15.48%
          All contract charges                             --           285           $  3,370           0.92%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $10.27            --                 --             --         5.88%
          Highest contract charge 1.70% Class A (j)    $10.14            --                 --             --         5.52%
          All contract charges                             --            32           $    329           2.83%
2012 (o)  Lowest contract charge 1.30% Class A         $10.27            --                 --             --        14.75%
          Highest contract charge 1.70% Class A        $10.14            --                 --             --        14.32%
          All contract charges                             --           250           $  2,555           1.44%
2011 (o)  Lowest contract charge 1.30% Class A         $ 8.95            --                 --             --       (17.74)%
          Highest contract charge 1.70% Class A        $ 8.87            --                 --             --       (18.10)%
          All contract charges                             --           267           $  2,376           2.70%
2010 (o)  Lowest contract charge 1.30% Class A         $10.88            --                 --             --         8.04%
          Highest contract charge 1.70% Class A        $10.83            --                 --             --         7.55%
          All contract charges                             --           189           $  2,052           1.80%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.07            --                 --             --           --
          Highest contract charge 1.70% Class A (b)    $10.07            --                 --             --        (0.10)%
          All contract charges                             --            --                 --           3.14%
EQ/INTERNATIONAL CORE PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $16.57            --                 --             --        16.04%
          Highest contract charge 1.70% Class B        $13.37            --                 --             --        15.56%
          All contract charges                             --           294           $  4,557           0.92%
2012 (o)  Lowest contract charge 0.95% Class B         $12.84            --                 --             --        15.26%
          Highest contract charge 1.90% Class B        $11.25            --                 --             --        14.10%
          All contract charges                             --        47,756           $629,076           1.44%
2011 (o)  Lowest contract charge 0.95% Class B         $11.14            --                 --             --       (17.73)%
          Highest contract charge 1.90% Class B        $ 9.86            --                 --             --       (18.51)%
          All contract charges                             --        52,811           $606,445           2.70%
2010 (o)  Lowest contract charge 0.50% Class B         $14.28            --                 --             --         8.68%
          Highest contract charge 1.90% Class B        $12.10            --                 --             --         7.17%
          All contract charges                             --        56,037           $784,792           1.80%
2009 (o)  Lowest contract charge 0.50% Class B         $13.14            --                 --             --        34.62%
          Highest contract charge 1.90% Class B        $11.29            --                 --             --        32.72%
          All contract charges                             --        59,216           $769,256           3.14%
EQ/INTERNATIONAL EQUITY INDEX
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A         $11.95            --                 --             --        20.71%
          Highest contract charge 1.70% Class A        $12.24            --                 --             --        19.41%
          All contract charges                             --           639           $  7,902           2.96%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2012 (n)  Lowest contract charge 1.30% Class A (j)     $10.38           --                 --              --         8.46%
          Highest contract charge 1.70% Class A (j)    $10.25           --                 --              --         8.12%
          All contract charges                             --           72             $  739            6.02%
2012 (o)  Lowest contract charge 0.65% Class A         $ 9.90           --                 --              --        15.52%
          Highest contract charge 1.70% Class A        $10.25           --                 --              --        14.27%
          All contract charges                             --          244             $2,520            3.00%
2011 (o)  Lowest contract charge 0.65% Class A (e)     $ 8.57           --                 --              --       (15.48)%
          Highest contract charge 1.70% Class A        $ 8.97           --                 --              --       (13.42)%
          All contract charges                             --          184             $1,657            2.76%
2010 (o)  Lowest contract charge 1.30% Class A         $10.41           --                 --              --         4.10%
          Highest contract charge 1.70% Class A        $10.36           --                 --              --         3.70%
          All contract charges                             --          102             $1,062            2.24%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.00           --                 --              --        (0.10)%
          Highest contract charge 1.70% Class A (b)    $ 9.99           --                 --              --        (0.20)%
          All contract charges                             --           --                 --            2.38%
EQ/INTERNATIONAL EQUITY INDEX
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class B (m)     $10.12           --                 --              --         1.10%
          Highest contract charge 1.25% Class B (m)    $10.12           --                 --              --         1.10%
          All contract charges                             --            4             $   40            2.96%
EQ/INTERNATIONAL ETF
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $12.66           --                 --              --        19.10%
          Highest contract charge 1.70% Class A        $12.45           --                 --              --        18.57%
          All contract charges                             --          371             $4,676            3.75%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $10.63           --                 --              --         7.81%
          Highest contract charge 1.70% Class A (j)    $10.50           --                 --              --         7.58%
          All contract charges                             --           53             $  557            5.71%
2012 (o)  Lowest contract charge 1.30% Class A         $10.63           --                 --              --        16.30%
          Highest contract charge 1.70% Class A        $10.50           --                 --              --        15.89%
          All contract charges                             --          302             $3,191            2.92%
2011 (o)  Lowest contract charge 1.30% Class A         $ 9.14           --                 --              --       (14.02)%
          Highest contract charge 1.70% Class A        $ 9.06           --                 --              --       (14.37)%
          All contract charges                             --          251             $2,293            2.55%
2010 (o)  Lowest contract charge 1.30% Class A (c)     $10.63           --                 --              --         6.30%
          Highest contract charge 1.70% Class A (c)    $10.58           --                 --              --         5.91%
          All contract charges                             --          125             $1,330            2.43%
EQ/INTERNATIONAL VALUE PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $11.80           --                 --              --        17.76%
          Highest contract charge 1.70% Class A        $11.60           --                 --              --        17.29%
          All contract charges                             --          356             $4,177            1.19%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $10.02           --                 --              --         7.40%
          Highest contract charge 1.65% Class A (j)    $ 9.91           --                 --              --         7.14%
          All contract charges                             --           11             $  106            4.45%
2012 (o)  Lowest contract charge 1.30% Class A         $10.02           --                 --              --        15.97%
          Highest contract charge 1.70% Class A        $ 9.89           --                 --              --        15.40%
          All contract charges                             --          371             $3,701            1.78%
2011 (o)  Lowest contract charge 1.30% Class A         $ 8.64           --                 --              --       (17.00)%
          Highest contract charge 1.70% Class A        $ 8.57           --                 --              --       (17.36)%
          All contract charges                             --          354             $3,054            1.92%
2010 (o)  Lowest contract charge 1.30% Class A         $10.41           --                 --              --         4.94%
          Highest contract charge 1.70% Class A        $10.37           --                 --              --         4.54%
          All contract charges                             --          291             $3,029            0.76%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $ 9.92           --                 --              --        (0.40)%
          Highest contract charge 1.70% Class A (b)    $ 9.92           --                 --              --        (0.30)%
          All contract charges                             --            1             $    8            2.07%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/INVESCO COMSTOCK
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A         $15.92            --                 --             --        34.23%
          Highest contract charge 1.70% Class A        $17.30            --                 --             --        32.77%
          All contract charges                             --           299           $  5,249           4.77%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.20            --                 --             --         5.43%
          Highest contract charge 1.70% Class A (j)    $13.03            --                 --             --         5.08%
          All contract charges                             --            36           $    472           3.37%
2012 (o)  Lowest contract charge 0.65% Class A         $11.86            --                 --             --        17.66%
          Highest contract charge 1.70% Class A        $13.03            --                 --             --        16.44%
          All contract charges                             --           185           $  2,431           1.27%
2011 (o)  Lowest contract charge 0.65% Class A (e)     $10.08            --                 --             --        (5.08)%
          Highest contract charge 1.70% Class A        $11.19            --                 --             --        (3.45)%
          All contract charges                             --           142           $  1,598           1.38%
2010 (o)  Lowest contract charge 1.30% Class A         $11.64            --                 --             --        14.01%
          Highest contract charge 1.70% Class A        $11.59            --                 --             --        13.52%
          All contract charges                             --            83           $    969           1.26%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.21            --                 --             --         0.29%
          Highest contract charge 1.70% Class A (b)    $10.21            --                 --             --         0.20%
          All contract charges                             --            --           $      2           1.44%
EQ/INVESCO COMSTOCK
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $15.52            --                 --             --        33.33%
          Highest contract charge 1.70% Class B        $14.99            --                 --             --        32.77%
          All contract charges                             --           192           $  2,939           4.77%
2012 (o)  Lowest contract charge 0.95% Class B         $11.97            --                 --             --        17.35%
          Highest contract charge 1.80% Class B        $11.20            --                 --             --        16.30%
          All contract charges                             --        22,874           $262,341           1.27%
2011 (o)  Lowest contract charge 0.95% Class B         $10.20            --                 --             --        (2.95)%
          Highest contract charge 1.90% Class B        $ 9.57            --                 --             --        (3.82)%
          All contract charges                             --        24,155           $237,419           1.38%
2010 (o)  Lowest contract charge 0.50% Class B         $10.78            --                 --             --        14.56%
          Highest contract charge 1.90% Class B        $ 9.95            --                 --             --        13.07%
          All contract charges                             --        23,369           $237,948           1.26%
2009 (o)  Lowest contract charge 0.50% Class B         $ 9.41            --                 --             --        27.79%
          Highest contract charge 1.90% Class B        $ 8.80            --                 --             --        25.94%
          All contract charges                             --        24,454           $219,381           1.44%
EQ/JPMORGAN VALUE OPPORTUNITIES
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A         $15.32            --                 --             --        34.98%
          Highest contract charge 1.70% Class A        $16.15            --                 --             --        33.47%
          All contract charges                             --           371           $  6,078           2.08%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.25            --                 --             --         3.38%
          Highest contract charge 1.70% Class A (j)    $12.10            --                 --             --         3.15%
          All contract charges                             --            61           $    743           1.87%
2012 (o)  Lowest contract charge 0.65% Class A         $11.35            --                 --             --        15.23%
          Highest contract charge 1.70% Class A        $12.10            --                 --             --        14.15%
          All contract charges                             --           292           $  3,573           0.95%
2011 (o)  Lowest contract charge 0.65% Class A (e)     $ 9.85            --                 --             --        (8.46)%
          Highest contract charge 1.70% Class A        $10.60            --                 --             --        (6.61)%
          All contract charges                             --           266           $  2,845           1.03%
2010 (o)  Lowest contract charge 1.30% Class A         $11.41            --                 --             --        11.21%
          Highest contract charge 1.70% Class A        $11.35            --                 --             --        10.62%
          All contract charges                             --           163           $  1,852           1.32%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.26            --                 --             --           --
          Highest contract charge 1.70% Class A (b)    $10.26            --                 --             --         0.10%
          All contract charges                             --            --                 --           1.48%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $17.58            --                 --             --        33.99%
          Highest contract charge 1.70% Class B        $18.18            --                 --             --        33.48%
          All contract charges                             --           127           $  2,263           2.08%
2012 (o)  Lowest contract charge 0.95% Class B         $15.34            --                 --             --        14.91%
          Highest contract charge 1.90% Class B        $13.19            --                 --             --        13.81%
          All contract charges                             --        17,582           $242,364           0.95%
2011 (o)  Lowest contract charge 0.95% Class B         $13.35            --                 --             --        (6.12)%
          Highest contract charge 1.90% Class B        $11.59            --                 --             --        (7.06)%
          All contract charges                             --        19,801           $238,926           1.03%
2010 (o)  Lowest contract charge 0.50% Class B         $15.13            --                 --             --        11.74%
          Highest contract charge 1.90% Class B        $12.47            --                 --             --        10.26%
          All contract charges                             --        21,596           $279,401           1.32%
2009 (o)  Lowest contract charge 0.50% Class B         $13.54            --                 --             --        31.69%
          Highest contract charge 1.90% Class B        $11.31            --                 --             --        29.73%
          All contract charges                             --        22,028           $258,292           1.48%
EQ/LARGE CAP CORE PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $16.99            --                 --             --        29.79%
          Highest contract charge 1.70% Class B        $12.41            --                 --             --        29.27%
          All contract charges                             --           222           $  3,386           0.59%
2012 (o)  Lowest contract charge 0.95% Class B         $10.67            --                 --             --        13.87%
          Highest contract charge 1.90% Class B        $ 9.33            --                 --             --        12.82%
          All contract charges                             --        12,776           $137,932           1.12%
2011 (o)  Lowest contract charge 0.95% Class B         $ 9.37            --                 --             --        (5.16)%
          Highest contract charge 1.90% Class B        $ 8.27            --                 --             --        (6.02)%
          All contract charges                             --        14,134           $134,375           1.03%
2010 (o)  Lowest contract charge 0.50% Class B         $10.43            --                 --             --        13.62%
          Highest contract charge 1.90% Class B        $ 8.80            --                 --             --        11.96%
          All contract charges                             --        15,828           $158,846           1.00%
2009 (o)  Lowest contract charge 0.50% Class B         $ 9.18            --                 --             --        25.95%
          Highest contract charge 1.90% Class B        $ 7.86            --                 --             --        24.11%
          All contract charges                             --        17,342           $153,764           4.38%
EQ/LARGE CAP GROWTH INDEX
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $17.88            --                 --             --        30.80%
          Highest contract charge 1.70% Class A        $17.58            --                 --             --        30.22%
          All contract charges                             --           698           $ 12,399           1.10%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.67            --                 --             --        (0.44)%
          Highest contract charge 1.70% Class A (j)    $13.50            --                 --             --        (0.66)%
          All contract charges                             --           136           $  1,851           2.54%
2012 (o)  Lowest contract charge 1.30% Class A         $13.67            --                 --             --        13.26%
          Highest contract charge 1.70% Class A        $13.50            --                 --             --        12.78%
          All contract charges                             --           408           $  5,559           1.20%
2011 (o)  Lowest contract charge 1.30% Class A         $12.07            --                 --             --         1.26%
          Highest contract charge 1.70% Class A        $11.97            --                 --             --         0.93%
          All contract charges                             --           320           $  3,850           0.88%
2010 (o)  Lowest contract charge 1.30% Class A         $11.92            --                 --             --        14.73%
          Highest contract charge 1.70% Class A        $11.86            --                 --             --        14.26%
          All contract charges                             --           155           $  1,848           0.97%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.39            --                 --             --         0.97%
          Highest contract charge 1.70% Class A (b)    $10.38            --                 --             --         0.97%
          All contract charges                             --            --                 --           2.14%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class B (m)     $10.46            --                 --             --         3.87%
          Highest contract charge 1.25% Class B (m)    $10.46            --                 --             --         3.87%
          All contract charges                             --            15           $    157           1.10%
EQ/LARGE CAP GROWTH PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $16.61            --                 --             --        33.63%
          Highest contract charge 1.70% Class A        $16.33            --                 --             --        33.09%
          All contract charges                             --           205           $  3,406           0.19%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.43            --                 --             --        (1.74)%
          Highest contract charge 1.65% Class A (j)    $12.29            --                 --             --        (1.99)%
          All contract charges                             --            11           $    139           1.35%
2012 (o)  Lowest contract charge 1.30% Class A         $12.43            --                 --             --        12.29%
          Highest contract charge 1.70% Class A        $12.27            --                 --             --        11.75%
          All contract charges                             --           147           $  1,825           0.56%
2011 (o)  Lowest contract charge 1.30% Class A         $11.07            --                 --             --        (4.57)%
          Highest contract charge 1.70% Class A        $10.98            --                 --             --        (4.94)%
          All contract charges                             --           170           $  1,871           0.50%
2010 (o)  Lowest contract charge 1.30% Class A         $11.60            --                 --             --        12.84%
          Highest contract charge 1.70% Class A        $11.55            --                 --             --        12.46%
          All contract charges                             --            79           $    909           0.38%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.28            --                 --             --         0.69%
          Highest contract charge 1.70% Class A (b)    $10.27            --                 --             --         0.59%
          All contract charges                             --            --                              1.31%
EQ/LARGE CAP GROWTH PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $19.39            --                 --             --        33.63%
          Highest contract charge 1.70% Class B        $21.14            --                 --             --        33.04%
          All contract charges                             --           446           $  8,930           0.19%
2012 (o)  Lowest contract charge 0.95% Class B         $17.90            --                 --             --        12.65%
          Highest contract charge 1.90% Class B        $15.39            --                 --             --        11.60%
          All contract charges                             --        33,585           $512,891           0.56%
2011 (o)  Lowest contract charge 0.95% Class B         $15.89            --                 --             --        (4.56)%
          Highest contract charge 1.90% Class B        $13.79            --                 --             --        (5.48)%
          All contract charges                             --        37,076           $505,607           0.50%
2010 (o)  Lowest contract charge 0.50% Class B         $17.71            --                 --             --        13.89%
          Highest contract charge 1.90% Class B        $14.59            --                 --             --        12.23%
          All contract charges                             --        17,859           $261,108           0.38%
2009 (o)  Lowest contract charge 0.50% Class B         $15.55            --                 --             --        34.19%
          Highest contract charge 1.90% Class B        $13.00            --                 --             --        32.35%
          All contract charges                             --        19,454           $252,641           1.31%
EQ/LARGE CAP VALUE INDEX
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $17.12            --                 --             --        29.89%
          Highest contract charge 1.70% Class A        $16.84            --                 --             --        29.34%
          All contract charges                             --           544           $  9,242           1.80%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.18            --                 --             --         5.27%
          Highest contract charge 1.70% Class A (j)    $13.02            --                 --             --         5.08%
          All contract charges                             --           133           $  1,738           4.46%
2012 (o)  Lowest contract charge 1.30% Class A         $13.18            --                 --             --        15.01%
          Highest contract charge 1.70% Class A        $13.02            --                 --             --        14.61%
          All contract charges                             --           195           $  2,563           1.91%
2011 (o)  Lowest contract charge 1.30% Class A         $11.46            --                 --             --        (1.38)%
          Highest contract charge 1.70% Class A        $11.36            --                 --             --        (1.73)%
          All contract charges                             --           155           $  1,774           1.77%
2010 (o)  Lowest contract charge 1.30% Class A         $11.62            --                 --             --        13.48%
          Highest contract charge 1.70% Class A        $11.56            --                 --             --        12.89%
          All contract charges                             --            82           $    948           1.54%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.24             --                 --            --        (0.10)%
          Highest contract charge 1.70% Class A (b)    $10.24             --                 --            --           --
          All contract charges                             --             --                 --          9.15%
EQ/LARGE CAP VALUE INDEX
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class B (m)     $10.41             --                 --            --         2.76%
          Highest contract charge 1.25% Class B (m)    $10.41             --                 --            --         2.76%
          All contract charges                             --              7         $       73          1.80%
EQ/LARGE CAP VALUE PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $16.03             --                 --            --        30.75%
          Highest contract charge 1.70% Class A        $15.76             --                 --            --        30.25%
          All contract charges                             --            185         $    2,945          1.14%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.26             --                 --            --         4.16%
          Highest contract charge 1.65% Class A (j)    $12.12             --                 --            --         3.86%
          All contract charges                             --             15         $      188          3.57%
2012 (o)  Lowest contract charge 1.30% Class A         $12.26             --                 --            --        14.37%
          Highest contract charge 1.70% Class A        $12.10             --                 --            --        13.83%
          All contract charges                             --            127         $    1,541          1.54%
2011 (o)  Lowest contract charge 1.30% Class A         $10.72             --                 --            --        (6.05)%
          Highest contract charge 1.70% Class A        $10.63             --                 --            --        (6.43)%
          All contract charges                             --            117         $    1,254          1.10%
2010 (o)  Lowest contract charge 1.30% Class A         $11.41             --                 --            --        11.43%
          Highest contract charge 1.70% Class A        $11.36             --                 --            --        11.05%
          All contract charges                             --            102         $    1,161          1.13%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.24             --                 --            --           --
          Highest contract charge 1.70% Class A (b)    $10.23             --                 --            --        (0.10)%
          All contract charges                             --             --                 --          2.14%
EQ/LARGE CAP VALUE PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $14.87             --                 --            --        30.78%
          Highest contract charge 1.70% Class B        $16.49             --                 --            --        30.25%
          All contract charges                             --            311         $    4,740          1.14%
2012 (o)  Lowest contract charge 0.95% Class B         $14.19             --                 --            --        14.71%
          Highest contract charge 1.90% Class B        $12.28             --                 --            --        13.60%
          All contract charges                             --         80,831         $  983,911          1.54%
2011 (o)  Lowest contract charge 0.95% Class B         $12.37             --                 --            --        (5.93)%
          Highest contract charge 1.90% Class B        $10.81             --                 --            --        (6.81)%
          All contract charges                             --         91,140         $  971,826          1.10%
2010 (o)  Lowest contract charge 0.50% Class B         $13.95             --                 --            --        12.14%
          Highest contract charge 1.90% Class B        $11.60             --                 --            --        10.48%
          All contract charges                             --        102,373         $1,167,606          1.13%
2009 (o)  Lowest contract charge 0.50% Class B         $12.44             --                 --            --        19.87%
          Highest contract charge 1.90% Class B        $10.50             --                 --            --        18.20%
          All contract charges                             --        114,911         $1,181,003          2.14%
EQ/LORD ABBETT LARGE CAP CORE
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $16.19             --                 --            --        28.29%
          Highest contract charge 1.70% Class B        $15.52             --                 --            --        27.74%
          All contract charges                             --            105         $    1,658          2.25%
2012 (o)  Lowest contract charge 1.20% Class B         $12.63             --                 --            --        13.99%
          Highest contract charge 1.70% Class B        $12.15             --                 --            --        13.45%
          All contract charges                             --         13,866         $  171,735          1.11%
2011 (o)  Lowest contract charge 1.20% Class B         $11.08             --                 --            --        (9.62)%
          Highest contract charge 1.90% Class B        $10.57             --                 --            --       (10.20)%
          All contract charges                             --         16,183         $  176,266          0.69%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE (CONTINUED)
2010 (o)  Lowest contract charge 0.50% Class B         $12.76            --                 --             --        13.42%
          Highest contract charge 1.90% Class B        $11.77            --                 --             --        11.78%
          All contract charges                             --        15,873           $191,761           0.39%
2009 (o)  Lowest contract charge 0.50% Class B         $11.25            --                 --             --        24.86%
          Highest contract charge 1.90% Class B        $10.53            --                 --             --        23.16%
          All contract charges                             --        14,412           $154,971           0.68%
EQ/LOW VOLATILITY GLOBAL ETF
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class B (m)     $ 9.97            --                 --             --         0.20%
          Highest contract charge 1.25% Class B (m)    $ 9.97            --                 --             --         0.20%
          All contract charges                             --             5           $     52           1.77%
EQ/MFS INTERNATIONAL GROWTH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $13.56            --                 --             --        12.16%
          Highest contract charge 1.70% Class A        $13.33            --                 --             --        11.74%
          All contract charges                             --         1,117           $ 15,044           1.10%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.09            --                 --             --         4.86%
          Highest contract charge 1.70% Class A (j)    $11.93            --                 --             --         4.56%
          All contract charges                             --           160           $  1,929           2.50%
2012 (o)  Lowest contract charge 1.30% Class A         $12.09            --                 --             --        18.18%
          Highest contract charge 1.70% Class A        $11.93            --                 --             --        17.65%
          All contract charges                             --           454           $  5,463           0.99%
2011 (o)  Lowest contract charge 1.30% Class A         $10.23            --                 --             --       (11.66)%
          Highest contract charge 1.70% Class A        $10.14            --                 --             --       (12.06)%
          All contract charges                             --           334           $  3,412           0.64%
2010 (o)  Lowest contract charge 1.30% Class A         $11.58            --                 --             --        13.75%
          Highest contract charge 1.70% Class A        $11.53            --                 --             --        13.26%
          All contract charges                             --           126           $  1,453           0.98%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.18            --                 --             --         0.30%
          Highest contract charge 1.70% Class A (b)    $10.18            --                 --             --         0.39%
          All contract charges                             --            --           $      3           1.27%
EQ/MFS INTERNATIONAL GROWTH
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $10.02            --                 --             --         0.50%
          Highest contract charge 1.70% Class B        $16.71            --                 --             --        11.70%
          All contract charges                             --           613           $  7,458           1.10%
2012 (o)  Lowest contract charge 1.20% Class B         $15.55            --                 --             --        18.25%
          Highest contract charge 1.80% Class B        $14.84            --                 --             --        17.59%
          All contract charges                             --        31,803           $398,332           0.99%
2011 (o)  Lowest contract charge 1.20% Class B         $13.15            --                 --             --       (11.74)%
          Highest contract charge 1.90% Class B        $12.54            --                 --             --       (12.43)%
          All contract charges                             --        30,869           $328,558           0.64%
2010 (o)  Lowest contract charge 0.50% Class B         $15.51            --                 --             --        14.38%
          Highest contract charge 1.90% Class B        $14.32            --                 --             --        12.76%
          All contract charges                             --        30,667           $376,915           0.98%
2009 (o)  Lowest contract charge 0.50% Class B         $13.56            --                 --             --        36.59%
          Highest contract charge 1.90% Class B        $12.70            --                 --             --        34.63%
          All contract charges                             --        25,119           $272,003           1.27%
EQ/MID CAP INDEX
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $19.09            --                 --             --        30.84%
          Highest contract charge 1.70% Class A        $18.77            --                 --             --        30.35%
          All contract charges                             --         1,012           $ 19,196           1.02%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $14.59            --                 --             --         2.67%
          Highest contract charge 1.70% Class A (j)    $14.40            --                 --             --         2.35%
          All contract charges                             --           153           $  2,219           2.25%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/MID CAP INDEX (CONTINUED)
2012 (o)  Lowest contract charge 1.30% Class A         $14.59            --                  --            --        15.52%
          Highest contract charge 1.70% Class A        $14.40            --                  --            --        15.02%
          All contract charges                             --           367          $    5,340          0.99%
2011 (o)  Lowest contract charge 1.30% Class A         $12.63            --                  --            --        (3.37)%
          Highest contract charge 1.70% Class A        $12.52            --                  --            --        (3.77)%
          All contract charges                             --           302          $    3,804          0.61%
2010 (o)  Lowest contract charge 1.30% Class A         $13.07            --                  --            --        24.36%
          Highest contract charge 1.70% Class A        $13.01            --                  --            --        23.90%
          All contract charges                             --           185          $    2,418          0.74%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.51            --                  --            --         1.45%
          Highest contract charge 1.70% Class A (b)    $10.50            --                  --            --         1.45%
          All contract charges                             --            --                  --          1.09%
EQ/MID CAP INDEX
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class B (m)     $10.33            --                  --            --         3.09%
          Highest contract charge 1.25% Class B (m)    $10.32            --                  --            --         2.99%
          All contract charges                             --            14          $      144          1.02%
EQ/MID CAP VALUE PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $17.53            --                  --            --        31.31%
          Highest contract charge 1.70% Class A        $17.24            --                  --            --        30.80%
          All contract charges                             --           105          $    1,821          0.50%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.35            --                  --            --         4.71%
          Highest contract charge 1.65% Class A (j)    $13.20            --                  --            --         4.43%
          All contract charges                             --            14          $      194          2.68%
2012 (o)  Lowest contract charge 1.30% Class A         $13.35            --                  --            --        17.11%
          Highest contract charge 1.70% Class A        $13.18            --                  --            --        16.64%
          All contract charges                             --            57          $      764          1.20%
2011 (o)  Lowest contract charge 1.30% Class A         $11.40            --                  --            --       (10.31)%
          Highest contract charge 1.70% Class A        $11.30            --                  --            --       (10.67)%
          All contract charges                             --            55          $      627          0.84%
2010 (o)  Lowest contract charge 1.30% Class A         $12.71            --                  --            --        20.93%
          Highest contract charge 1.70% Class A        $12.65            --                  --            --        20.48%
          All contract charges                             --            25          $      321          0.98%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.51            --                  --            --         1.06%
          Highest contract charge 1.70% Class A (b)    $10.50            --                  --            --         1.06%
          All contract charges                             --            --                  --          1.69%
EQ/MID CAP VALUE PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $20.18            --                  --            --        31.38%
          Highest contract charge 1.70% Class B        $21.28            --                  --            --        30.87%
          All contract charges                             --           251          $    5,120          0.50%
2012 (o)  Lowest contract charge 0.95% Class B         $18.32            --                  --            --        17.51%
          Highest contract charge 1.90% Class B        $15.75            --                  --            --        16.32%
          All contract charges                             --        60,166          $  946,778          1.20%
2011 (o)  Lowest contract charge 0.95% Class B         $15.59            --                  --            --       (10.30)%
          Highest contract charge 1.90% Class B        $13.54            --                  --            --       (11.15)%
          All contract charges                             --        66,819          $  899,832          0.84%
2010 (o)  Lowest contract charge 0.50% Class B         $18.49            --                  --            --        21.81%
          Highest contract charge 1.90% Class B        $15.24            --                  --            --        20.19%
          All contract charges                             --        75,286          $1,136,423          0.98%
2009 (o)  Lowest contract charge 0.50% Class B         $15.18            --                  --            --        35.14%
          Highest contract charge 1.90% Class B        $12.68            --                  --            --        33.22%
          All contract charges                             --        88,122          $1,102,630          1.69%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/MONEY MARKET
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A         $ 9.80             --                --             --        (0.61)%
          Highest contract charge 1.70% Class A        $ 9.33             --                --             --        (1.69)%
          All contract charges                             --          5,649          $ 54,098             --
2012 (n)  Lowest contract charge 1.30% Class A (j)     $ 9.61             --                --             --        (0.83)%
          Highest contract charge 1.70% Class A (j)    $ 9.49             --                --             --        (1.15)%
          All contract charges                             --          3,253          $ 30,995             --
2012 (o)  Lowest contract charge 0.65% Class A         $ 9.86             --                --             --        (0.70)%
          Highest contract charge 1.70% Class A        $ 9.49             --                --             --        (1.66)%
          All contract charges                             --          2,080          $ 19,884             --
2011 (o)  Lowest contract charge 0.65% Class A (e)     $ 9.93             --                --             --        (0.60)%
          Highest contract charge 1.70% Class A        $ 9.65             --                --             --        (1.73)%
          All contract charges                             --          4,907          $ 47,537           0.01%
2010 (o)  Lowest contract charge 1.30% Class A         $ 9.87             --                --             --        (1.20)%
          Highest contract charge 1.70% Class A        $ 9.82             --                --             --        (1.60)%
          All contract charges                             --          2,179          $ 21,441             --
2009 (o)  Lowest contract charge 1.30% Class A (b)     $ 9.99             --                --             --           --
          Highest contract charge 1.70% Class A (b)    $ 9.98             --                --             --        (0.10)%
          All contract charges                             --             22          $    215             --
EQ/MONEY MARKET
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $ 9.98             --                --             --        (0.10)%
          Highest contract charge 1.70% Class B        $25.47             --                --             --        (1.70)%
          All contract charges                             --          2,743          $ 29,635             --
2012 (o)  Lowest contract charge 0.00% Class B         $44.43             --                --             --           --
          Highest contract charge 1.90% Class B        $24.30             --                --             --        (1.94)%
          All contract charges                             --        180,902          $645,099             --
2011 (o)  Lowest contract charge 0.00% Class B         $44.43             --                --             --           --
          Highest contract charge 1.90% Class B        $24.78             --                --             --        (1.86)%
          All contract charges                             --         85,545          $655,858           0.01%
2010 (o)  Lowest contract charge 0.00% Class B         $44.43             --                --             --           --
          Highest contract charge 1.90% Class B        $25.25             --                --             --        (1.90)%
          All contract charges                             --         65,197          $653,462             --
2009 (o)  Lowest contract charge 0.00% Class B         $44.43             --                --             --        (0.01)%
          Highest contract charge 1.90% Class B        $25.74             --                --             --        (1.90)%
          All contract charges                             --         60,968          $941,402             --
EQ/MONTAG & CALDWELL GROWTH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $15.63             --                --             --        25.54%
          Highest contract charge 1.70% Class A        $15.37             --                --             --        25.06%
          All contract charges                             --            815          $ 12,676           0.86%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.45             --                --             --         1.14%
          Highest contract charge 1.70% Class A (j)    $12.29             --                --             --         0.82%
          All contract charges                             --             82          $  1,019           1.86%
2012 (o)  Lowest contract charge 1.30% Class A         $12.45             --                --             --        11.16%
          Highest contract charge 1.70% Class A        $12.29             --                --             --        10.72%
          All contract charges                             --            664          $  8,235           0.84%
2011 (o)  Lowest contract charge 1.30% Class A         $11.20             --                --             --        (1.82)%
          Highest contract charge 1.70% Class A        $11.10             --                --             --         1.37%
          All contract charges                             --            665          $  7,428           0.52%
2010 (o)  Lowest contract charge 1.30% Class A         $11.00             --                --             --         7.00%
          Highest contract charge 1.70% Class A        $10.95             --                --             --         6.62%
          All contract charges                             --            458          $  5,029           0.56%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.28             --                --             --         0.98%
          Highest contract charge 1.70% Class A (b)    $10.27             --                --             --         0.98%
          All contract charges                             --              1          $      6           0.38%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $14.94            --                 --             --        25.65%
          Highest contract charge 1.70% Class B        $14.80            --                 --             --        25.11%
          All contract charges                             --           141           $  2,105           0.86%
2012 (o)  Lowest contract charge 1.20% Class B         $ 6.09            --                 --             --        11.13%
          Highest contract charge 1.80% Class B        $ 5.59            --                 --             --        10.47%
          All contract charges                             --        33,604           $164,631           0.84%
2011 (o)  Lowest contract charge 1.20% Class B         $ 5.48            --                 --             --         1.67%
          Highest contract charge 1.90% Class B        $ 4.99            --                 --             --         0.81%
          All contract charges                             --        34,861           $153,640           0.52%
2010 (o)  Lowest contract charge 0.50% Class B         $ 5.87            --                 --             --         7.71%
          Highest contract charge 1.90% Class B        $ 4.95            --                 --             --         6.22%
          All contract charges                             --        38,121           $169,152           0.56%
2009 (o)  Lowest contract charge 0.50% Class B         $ 5.45            --                 --             --        29.18%
          Highest contract charge 1.90% Class B        $ 4.66            --                 --             --        27.29%
          All contract charges                             --        41,296           $172,778           0.38%
EQ/MORGAN STANLEY MID CAP GROWTH
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A         $14.29            --                 --             --        37.67%
          Highest contract charge 1.70% Class A        $17.62            --                 --             --        36.17%
          All contract charges                             --         1,976           $ 35,165             --
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.10            --                 --             --         1.14%
          Highest contract charge 1.70% Class A (j)    $12.94            --                 --             --         0.82%
          All contract charges                             --           272           $  3,559           0.97%
2012 (o)  Lowest contract charge 0.65% Class A         $10.38            --                 --             --         8.01%
          Highest contract charge 1.70% Class A        $12.94            --                 --             --         6.94%
          All contract charges                             --         1,342           $ 17,512           0.44%
2011 (o)  Lowest contract charge 0.65% Class A (e)     $ 9.61            --                 --             --       (11.35)%
          Highest contract charge 1.70% Class A        $12.10            --                 --             --        (9.02)%
          All contract charges                             --         1,182           $ 14,382           0.25%
2010 (o)  Lowest contract charge 1.30% Class A         $13.36            --                 --             --        30.85%
          Highest contract charge 1.70% Class A        $13.30            --                 --             --        30.39%
          All contract charges                             --           456           $  6,078           0.12%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.21            --                 --             --         0.79%
          Highest contract charge 1.70% Class A (b)    $10.20            --                 --             --         0.69%
          All contract charges                             --             3           $     23             --
EQ/MORGAN STANLEY MID CAP GROWTH
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $10.66            --                 --             --         4.61%
          Highest contract charge 1.70% Class B        $21.91            --                 --             --        36.17%
          All contract charges                             --           569           $ 12,387             --
2012 (o)  Lowest contract charge 0.95% Class B         $17.05            --                 --             --         7.71%
          Highest contract charge 1.90% Class B        $15.84            --                 --             --         6.67%
          All contract charges                             --        33,732           $552,320           0.44%
2011 (o)  Lowest contract charge 0.95% Class B         $15.83            --                 --             --        (8.60)%
          Highest contract charge 1.90% Class B        $14.85            --                 --             --        (9.45)%
          All contract charges                             --        36,425           $556,589           0.25%
2010 (o)  Lowest contract charge 0.50% Class B         $17.77            --                 --             --        31.63%
          Highest contract charge 1.90% Class B        $16.40            --                 --             --        29.85%
          All contract charges                             --        36,207           $608,343           0.12%
2009 (o)  Lowest contract charge 0.50% Class B         $13.50            --                 --             --        56.21%
          Highest contract charge 1.90% Class B        $12.63            --                 --             --        54.06%
          All contract charges                             --        31,529           $406,393             --
EQ/MUTUAL LARGE CAP EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $15.42            --                 --             --        27.54%
          Highest contract charge 1.70% Class A        $15.16            --                 --             --        27.07%
          All contract charges                             --            76           $  1,172           0.71%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.09            --                 --             --         3.51%
          Highest contract charge 1.70% Class A (j)    $11.93            --                 --             --         3.20%
          All contract charges                             --             4           $     49           2.13%
2012 (o)  Lowest contract charge 1.30% Class A         $12.09            --                 --             --        12.78%
          Highest contract charge 1.70% Class A        $11.93            --                 --             --        12.23%
          All contract charges                             --            84           $  1,023           1.34%
2011 (o)  Lowest contract charge 1.30% Class A         $10.72            --                 --             --        (5.47)%
          Highest contract charge 1.70% Class A        $10.63            --                 --             --        (5.85)%
          All contract charges                             --            77           $    816           0.90%
2010 (o)  Lowest contract charge 1.30% Class A         $11.34            --                 --             --        10.74%
          Highest contract charge 1.70% Class A        $11.29            --                 --             --        10.25%
          All contract charges                             --            47           $    529           1.81%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.24            --                 --             --         0.49%
          Highest contract charge 1.70% Class A (b)    $10.24            --                 --             --         0.49%
          All contract charges                             --            --                 --           0.18%
EQ/MUTUAL LARGE CAP EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $12.15            --                 --             --        27.63%
          Highest contract charge 1.70% Class B (k)    $11.79            --                 --             --        18.61%
          All contract charges                             --           155           $  1,865           0.71%
2012 (o)  Lowest contract charge 0.95% Class B         $ 9.74            --                 --             --        13.12%
          Highest contract charge 1.80% Class B        $ 9.22            --                 --             --        12.17%
          All contract charges                             --        20,477           $192,474           1.34%
2011 (o)  Lowest contract charge 0.95% Class B         $ 8.61            --                 --             --        (5.38)%
          Highest contract charge 1.80% Class B        $ 8.22            --                 --             --        (6.16)%
          All contract charges                             --        23,086           $192,936           0.90%
2010 (o)  Lowest contract charge 0.50% Class B         $ 9.28            --                 --             --        11.40%
          Highest contract charge 1.90% Class B        $ 8.73            --                 --             --         9.81%
          All contract charges                             --        25,932           $230,267           1.81%
2009 (o)  Lowest contract charge 0.50% Class B         $ 8.33            --                 --             --        24.48%
          Highest contract charge 1.90% Class B        $ 7.95            --                 --             --        22.81%
          All contract charges                             --        29,595           $238,330           0.18%
EQ/NATURAL RESOURCES PLUS
    2013  Unit Value 1.30% to 1.70%*
          Lowest contract charge 1.30% Class B (k)     $10.33            --                 --             --         3.61%
          Highest contract charge 1.70% Class B (k)    $10.29            --                 --             --         3.21%
          All contract charges                             --            38           $    393           1.47%
EQ/OPPENHEIMER GLOBAL
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $15.55            --                 --             --        24.70%
          Highest contract charge 1.70% Class A        $15.29            --                 --             --        24.21%
          All contract charges                             --         1,401           $ 21,649           2.86%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $12.47            --                 --             --         8.06%
          Highest contract charge 1.70% Class A (j)    $12.31            --                 --             --         7.79%
          All contract charges                             --           106           $  1,321           1.79%
2012 (o)  Lowest contract charge 1.30% Class A         $12.47            --                 --             --        18.88%
          Highest contract charge 1.70% Class A        $12.31            --                 --             --        18.37%
          All contract charges                             --           849           $ 10,536           0.87%
2011 (o)  Lowest contract charge 1.30% Class A         $10.49            --                 --             --        (9.65)%
          Highest contract charge 1.70% Class A        $10.40            --                 --             --        (9.96)%
          All contract charges                             --           718           $  7,507           0.78%
2010 (o)  Lowest contract charge 1.30% Class A         $11.61            --                 --             --        14.05%
          Highest contract charge 1.70% Class A        $11.55            --                 --             --        13.46%
          All contract charges                             --           264           $  3,054           0.65%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.18            --                 --             --           --
          Highest contract charge 1.70% Class A (b)    $10.18            --                 --             --           --
          All contract charges                             --             1           $      7           0.66%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/OPPENHEIMER GLOBAL
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $10.33             --                 --            --         3.40%
          Highest contract charge 1.70% Class B        $13.66             --                 --            --        24.18%
          All contract charges                             --            416         $    5,762          2.86%
2012 (o)  Lowest contract charge 0.95% Class B         $11.54             --                 --            --        19.21%
          Highest contract charge 1.80% Class B        $10.93             --                 --            --        18.16%
          All contract charges                             --         29,044         $  323,779          0.87%
2011 (o)  Lowest contract charge 0.95% Class B         $ 9.68             --                 --            --        (9.45)%
          Highest contract charge 1.90% Class B        $ 9.20             --                 --            --       (10.33)%
          All contract charges                             --         29,008         $  272,754          0.78%
2010 (o)  Lowest contract charge 0.50% Class B         $10.90             --                 --            --        14.62%
          Highest contract charge 1.90% Class B        $10.26             --                 --            --        13.00%
          All contract charges                             --         23,163         $  241,951          0.65%
2009 (o)  Lowest contract charge 0.50% Class B         $ 9.51             --                 --            --        37.88%
          Highest contract charge 1.90% Class B        $ 9.08             --                 --            --        35.88%
          All contract charges                             --         17,703         $  162,900          0.66%
EQ/PIMCO GLOBAL REAL RETURN
    2013  Unit Value 1.20% to 1.70%*
          Lowest contract charge 1.20% Class B (m)     $ 9.68             --                 --            --        (2.22)%
          Highest contract charge 1.70% Class B (k)    $ 9.32             --                 --            --        (6.61)%
          All contract charges                             --            153         $    1,423          0.17%
EQ/PIMCO ULTRA SHORT BOND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $ 9.73             --                 --            --        (1.32)%
          Highest contract charge 1.70% Class A        $ 9.57             --                 --            --        (1.64)%
          All contract charges                             --          2,328         $   22,491          0.80%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $ 9.86             --                 --            --        (0.20)%
          Highest contract charge 1.70% Class A (j)    $ 9.73             --                 --            --        (0.51)%
          All contract charges                             --            382         $    3,738          0.99%
2012 (o)  Lowest contract charge 1.30% Class A         $ 9.86             --                 --            --         0.20%
          Highest contract charge 1.70% Class A        $ 9.73             --                 --            --        (0.31)%
          All contract charges                             --          1,581         $   15,504          0.53%
2011 (o)  Lowest contract charge 0.65% Class A (e)     $ 9.92             --                 --            --        (0.70)%
          Highest contract charge 1.70% Class A        $ 9.76             --                 --            --        (1.61)%
          All contract charges                             --          1,850         $   18,121          0.51%
2010 (o)  Lowest contract charge 1.30% Class A         $ 9.96             --                 --            --        (0.30)%
          Highest contract charge 1.70% Class A        $ 9.92             --                 --            --        (0.60)%
          All contract charges                             --          1,339         $   13,301          0.32%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $ 9.99             --                 --            --        (0.10)%
          Highest contract charge 1.70% Class A (b)    $ 9.98             --                 --            --        (0.10)%
          All contract charges                             --              9         $       90          1.17%
EQ/PIMCO ULTRA SHORT BOND
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $ 9.97             --                 --            --        (0.20)%
          Highest contract charge 1.70% Class B        $10.25             --                 --            --        (1.54)%
          All contract charges                             --            228         $    2,227          0.80%
2012 (o)  Lowest contract charge 0.95% Class B         $11.04             --                 --            --         0.55%
          Highest contract charge 1.90% Class B        $10.25             --                 --            --        (0.49)%
          All contract charges                             --         99,739         $1,034,575          0.53%
2011 (o)  Lowest contract charge 0.95% Class B         $10.98             --                 --            --        (1.17)%
          Highest contract charge 1.90% Class B        $10.30             --                 --            --        (2.09)%
          All contract charges                             --        110,963         $1,151,604          0.51%
2010 (o)  Lowest contract charge 0.50% Class B         $11.40             --                 --            --         0.35%
          Highest contract charge 1.90% Class B        $10.52             --                 --            --        (1.03)%
          All contract charges                             --        121,269         $1,281,207          0.32%
2009 (o)  Lowest contract charge 0.50% Class B         $11.36             --                 --            --         7.45%
          Highest contract charge 1.90% Class B        $10.63             --                 --            --         5.99%
          All contract charges                             --        132,946         $1,414,881          1.17%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/QUALITY BOND PLUS
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $10.94            --                 --             --        (3.53)%
          Highest contract charge 1.70% Class B        $15.49            --                 --             --        (3.97)%
          All contract charges                             --         1,880           $ 22,503           0.40%
2012 (o)  Lowest contract charge 1.20% Class B         $17.78            --                 --             --         1.43%
          Highest contract charge 1.90% Class B        $15.51            --                 --             --         0.71%
          All contract charges                             --        38,915           $505,313           0.62%
2011 (o)  Lowest contract charge 0.95% Class B         $18.36            --                 --             --         0.27%
          Highest contract charge 1.90% Class B        $15.40            --                 --             --        (0.71)%
          All contract charges                             --        40,402           $519,876           2.32%
2010 (o)  Lowest contract charge 0.50% Class B         $19.80            --                 --             --         5.71%
          Highest contract charge 1.90% Class B        $15.51            --                 --             --         4.23%
          All contract charges                             --        43,644           $565,217          10.49%
2009 (o)  Lowest contract charge 0.50% Class B         $18.73            --                 --             --         5.54%
          Highest contract charge 1.90% Class B        $14.88            --                 --             --         4.06%
          All contract charges                             --        44,906           $558,182           3.96%
EQ/REAL ESTATE PLUS
    2013  Unit Value 1.30% to 1.70%*
          Lowest contract charge 1.30% Class B (k)     $ 9.68            --                 --             --        (3.39)%
          Highest contract charge 1.70% Class B (k)    $ 9.65            --                 --             --        (3.69)%
          All contract charges                             --           152           $  1,467           3.06%
EQ/SMALL COMPANY INDEX
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $19.69            --                 --             --        35.61%
          Highest contract charge 1.70% Class A        $19.36            --                 --             --        35.10%
          All contract charges                             --           974           $ 19,005           1.36%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $14.52            --                 --             --         3.86%
          Highest contract charge 1.70% Class A (j)    $14.33            --                 --             --         3.54%
          All contract charges                             --           163           $  2,354           3.35%
2012 (o)  Lowest contract charge 1.30% Class A         $14.52            --                 --             --        14.06%
          Highest contract charge 1.70% Class A        $14.33            --                 --             --        13.55%
          All contract charges                             --           308           $  4,461           1.49%
2011 (o)  Lowest contract charge 1.30% Class A         $12.73            --                 --             --        (5.00)%
          Highest contract charge 1.70% Class A        $12.62            --                 --             --        (5.40)%
          All contract charges                             --           272           $  3,450           0.66%
2010 (o)  Lowest contract charge 1.30% Class A         $13.40            --                 --             --        24.54%
          Highest contract charge 1.70% Class A        $13.34            --                 --             --        23.98%
          All contract charges                             --           193           $  2,581           0.97%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.76            --                 --             --         2.57%
          Highest contract charge 1.70% Class A (b)    $10.76            --                 --             --         2.57%
          All contract charges                             --             1           $     11           1.55%
EQ/SMALL COMPANY INDEX
          Unit Value 1.25% to 1.25%*
    2013  Lowest contract charge 1.25% Class B (m)     $10.36            --                 --             --         4.75%
          Highest contract charge 1.25% Class B (m)    $10.36            --                 --             --         4.75%
          All contract charges                             --             3           $     34           1.36%
EQ/T. ROWE PRICE GROWTH STOCK
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class A         $16.13            --                 --             --        37.04%
          Highest contract charge 1.70% Class A        $18.17            --                 --             --        35.60%
          All contract charges                             --         2,395           $ 44,014             --
2012 (n)  Lowest contract charge 1.30% Class A (j)     $13.57            --                 --             --        (0.95)%
          Highest contract charge 1.70% Class A (j)    $13.40            --                 --             --        (1.25)%
          All contract charges                             --           414           $  5,584             --
2012 (o)  Lowest contract charge 0.65% Class A         $11.77            --                 --             --        18.17%
          Highest contract charge 1.70% Class A        $13.40            --                 --             --        16.93%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
          All contract charges                             --         1,130           $ 15,276             --
2011 (o)  Lowest contract charge 0.65% Class A (e)     $ 9.96            --                 --             --        (5.77)%
          Highest contract charge 1.70% Class A        $11.46            --                 --             --        (3.37)%
          All contract charges                             --           889           $ 10,249             --
2010 (o)  Lowest contract charge 1.30% Class A         $11.92            --                 --             --        15.17%
          Highest contract charge 1.70% Class A        $11.86            --                 --             --        14.70%
          All contract charges                             --           443           $  5,276             --
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.35            --                 --             --         1.67%
          Highest contract charge 1.70% Class A (b)    $10.34            --                 --             --         1.57%
          All contract charges                             --             3           $     38             --
EQ/T. ROWE PRICE GROWTH STOCK
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $10.47            --                 --             --         5.23%
          Highest contract charge 1.70% Class B        $22.69            --                 --             --        35.54%
          All contract charges                             --           933           $ 13,678             --
2012 (o)  Lowest contract charge 0.95% Class B         $20.15            --                 --             --        17.77%
          Highest contract charge 1.90% Class B        $15.93            --                 --             --        16.70%
          All contract charges                             --        34,500           $487,982             --
2011 (o)  Lowest contract charge 0.95% Class B         $17.11            --                 --             --        (2.84)%
          Highest contract charge 1.90% Class B        $13.65            --                 --             --        (3.81)%
          All contract charges                             --        31,860           $385,451             --
2010 (o)  Lowest contract charge 0.50% Class B         $19.50            --                 --             --        15.80%
          Highest contract charge 1.90% Class B        $14.19            --                 --             --        14.16%
          All contract charges                             --        31,081           $396,968             --
2009 (o)  Lowest contract charge 0.50% Class B         $16.84            --                 --             --        41.96%
          Highest contract charge 1.90% Class B        $12.43            --                 --             --        39.94%
          All contract charges                             --        27,386           $313,026             --
EQ/TEMPLETON GLOBAL EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class A         $14.56            --                 --             --        25.30%
          Highest contract charge 1.70% Class A        $14.31            --                 --             --        24.76%
          All contract charges                             --           250           $  3,628           0.87%
2012 (n)  Lowest contract charge 1.30% Class A (j)     $11.62            --                 --             --         7.89%
          Highest contract charge 1.65% Class A (j)    $11.49            --                 --             --         7.69%
          All contract charges                             --            49           $    564           3.60%
2012 (o)  Lowest contract charge 1.30% Class A         $11.62            --                 --             --        17.85%
          Highest contract charge 1.70% Class A        $11.47            --                 --             --        17.28%
          All contract charges                             --           156           $  1,810           1.34%
2011 (o)  Lowest contract charge 1.30% Class A         $ 9.86            --                 --             --        (9.29)%
          Highest contract charge 1.70% Class A        $ 9.78            --                 --             --        (9.61)%
          All contract charges                             --           144           $  1,418           1.77%
2010 (o)  Lowest contract charge 1.30% Class A         $10.87            --                 --             --         6.88%
          Highest contract charge 1.70% Class A        $10.82            --                 --             --         6.39%
          All contract charges                             --            87           $    941           1.48%
2009 (o)  Lowest contract charge 1.30% Class A (b)     $10.17            --                 --             --         0.10%
          Highest contract charge 1.70% Class A (b)    $10.17            --                 --             --         0.10%
          All contract charges                             --            --           $      3           1.50%
EQ/TEMPLETON GLOBAL EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $11.57            --                 --             --        25.35%
          Highest contract charge 1.70% Class B        $11.23            --                 --             --        24.78%
          All contract charges                             --           955           $ 10,886           0.87%
2012 (o)  Lowest contract charge 0.95% Class B         $ 9.44            --                 --             --        18.15%
          Highest contract charge 1.80% Class B        $ 8.94            --                 --             --        17.17%
          All contract charges                             --        21,501           $196,029           1.34%
2011 (o)  Lowest contract charge 0.95% Class B         $ 7.99            --                 --             --        (9.20)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
EQ/TEMPLETON GLOBAL EQUITY (CONTINUED)
          Highest contract charge 1.80% Class B              $ 7.63            --                 --             --
          All contract charges                                   --        21,852           $169,531           1.77%
2010 (o)  Lowest contract charge 0.50% Class B               $ 8.97            --                 --             --
          Highest contract charge 1.90% Class B              $ 8.44            --                 --             --
          All contract charges                                   --        22,506           $193,279           1.48%
2009 (o)  Lowest contract charge 0.50% Class B               $ 8.35            --                 --             --
          Highest contract charge 1.90% Class B              $ 7.96            --                 --             --
          All contract charges                                   --        22,755           $183,693           1.50%
EQ/UBS GROWTH & INCOME
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B               $ 3.04            --                 --             --
          Highest contract charge 1.70% Class B              $ 7.27            --                 --             --
          All contract charges                                   --           870           $  4,909           1.10%
2012 (o)  Lowest contract charge 1.20% Class B               $ 5.86            --                 --             --
          Highest contract charge 1.70% Class B              $ 5.46            --                 --             --
          All contract charges                                   --        17,570           $ 79,009           0.84%
2011 (o)  Lowest contract charge 1.20% Class B               $ 5.26            --                 --             --
          Highest contract charge 1.70% Class B              $ 4.92            --                 --             --
          All contract charges                                   --        17,356           $ 70,447           0.80%
2010 (o)  Lowest contract charge 0.50% Class B               $ 5.97            --                 --             --
          Highest contract charge 1.90% Class B              $ 5.03            --                 --             --
          All contract charges                                   --        16,460           $ 70,007           0.72%
2009 (o)  Lowest contract charge 0.50% Class B               $ 5.30            --                 --             --
          Highest contract charge 1.90% Class B              $ 4.53            --                 --             --
          All contract charges                                   --        16,033           $ 63,781           0.85%
EQ/WELLS FARGO OMEGA GROWTH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B               $14.15            --                 --             --
          Highest contract charge 1.70% Class B              $13.99            --                 --             --
          All contract charges                                   --         5,150           $ 76,479             --
2012 (n)  Lowest contract charge 1.30% Class B (j)           $10.31            --                 --             --
          Highest contract charge 1.70% Class B (j)          $10.23            --                 --             --
          All contract charges                                   --           775           $  7,971           0.03%
2012 (o)  Lowest contract charge 0.95% Class B               $13.08            --                 --             --
          Highest contract charge 1.90% Class B              $11.43            --                 --             --
          All contract charges                                   --        43,932           $634,754           0.01%
2011 (o)  Lowest contract charge 0.95% Class B               $10.97            --                 --             --
          Highest contract charge 1.90% Class B              $ 9.68            --                 --             --
          All contract charges                                   --        40,399           $495,316             --
2010 (o)  Lowest contract charge 0.50% Class B               $12.42            --                 --             --
          Highest contract charge 1.90% Class B              $10.48            --                 --             --
          All contract charges                                   --        31,147           $413,230           0.01%
2009 (o)  Lowest contract charge 0.50% Class B               $10.64            --                 --             --
          Highest contract charge 1.90% Class B              $ 9.11            --                 --             --
          All contract charges                                   --        25,747           $295,437           0.19%
FEDERATED HIGH INCOME BOND FUND II
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Service Class (m)     $10.06            --                 --             --
          Highest contract charge 1.25% Service Class (m)    $10.06            --                 --             --
          All contract charges                                   --            11           $    108             --
FEDERATED KAUFMANN FUND II
          Unit Value 1.20% to 1.20%*
    2013  Lowest contract charge 1.20% Service Class (m)     $10.56            --                 --             --
          Highest contract charge 1.20% Service Class (m)    $10.56            --                 --             --
          All contract charges                                   --             1           $      5             --

--------
  TOTAL
RETURN***
---------

Highest contract charge 1.80% Class B              (9.92)%
All contract charges
Lowest contract charge 0.50% Class B                7.43%
Highest contract charge 1.90% Class B               6.03%
All contract charges
Lowest contract charge 0.50% Class B               29.41%
Highest contract charge 1.90% Class B              27.63%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class B               33.92%
Highest contract charge 1.70% Class B              33.15%
All contract charges
Lowest contract charge 1.20% Class B               11.41%
Highest contract charge 1.70% Class B              10.98%
All contract charges
Lowest contract charge 1.20% Class B               (4.01)%
Highest contract charge 1.70% Class B              (4.47)%
All contract charges
Lowest contract charge 0.50% Class B               12.64%
Highest contract charge 1.90% Class B              11.04%
All contract charges
Lowest contract charge 0.50% Class B               31.90%
Highest contract charge 1.90% Class B              29.83%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class B               37.25%
Highest contract charge 1.70% Class B              36.75%
All contract charges
Lowest contract charge 1.30% Class B (j)           (0.48)%
Highest contract charge 1.70% Class B (j)          (0.78)%
All contract charges
Lowest contract charge 0.95% Class B               19.23%
Highest contract charge 1.90% Class B              18.08%
All contract charges
Lowest contract charge 0.95% Class B               (6.72)%
Highest contract charge 1.90% Class B              (7.63)%
All contract charges
Lowest contract charge 0.50% Class B               16.73%
Highest contract charge 1.90% Class B              15.04%
All contract charges
Lowest contract charge 0.50% Class B               39.68%
Highest contract charge 1.90% Class B              37.57%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Service Class (m)      0.70%
Highest contract charge 1.25% Service Class (m)     0.70%
All contract charges

Unit Value 1.20% to 1.20%*
Lowest contract charge 1.20% Service Class (m)      5.39%
Highest contract charge 1.20% Service Class (m)     5.39%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                  YEAR ENDED DECEMBER 31, 2013
                                                             -------------------------------------------------------------
                                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                             ---------- ----------------- ----------------- --------------
FIDELITY(R) VIP ASSET MANAGER : GROWTH PORTFOLIO
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Service Class 2         $13.05            --                 --             --
          Highest contract charge 1.70% Service Class 2        $14.61            --                 --             --
          All contract charges                                     --            79            $ 1,146           0.73%
2012 (o)  Lowest contract charge 0.65% Service Class 2         $10.76            --                 --             --
          Highest contract charge 1.70% Service Class 2        $12.17            --                 --             --
          All contract charges                                     --            80            $   956           1.16%
2011 (o)  Lowest contract charge 1.30% Service Class 2         $10.85            --                 --             --
          Highest contract charge 1.70% Service Class 2        $10.76            --                 --             --
          All contract charges                                     --            74            $   801           1.43%
2010 (o)  Lowest contract charge 1.30% Service Class 2         $11.75            --                 --             --
          Highest contract charge 1.70% Service Class 2        $11.70            --                 --             --
          All contract charges                                     --            66            $   773           1.41%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Service Class 2         $15.10            --                 --             --
          Highest contract charge 1.70% Service Class 2        $16.73            --                 --             --
          All contract charges                                     --         4,352            $73,472           1.00%
2012 (n)  Lowest contract charge 1.30% Service Class 2 (j)     $13.17            --                 --             --
          Highest contract charge 1.70% Service Class 2 (j)    $13.00            --                 --             --
          All contract charges                                     --           600            $ 7,870           2.45%
2012 (o)  Lowest contract charge 0.65% Service Class 2         $11.60            --                 --             --
          Highest contract charge 1.70% Service Class 2        $13.00            --                 --             --
          All contract charges                                     --         2,363            $30,986           1.18%
2011 (o)  Lowest contract charge 0.65% Service Class 2 (e)     $10.06            --                 --             --
          Highest contract charge 1.70% Service Class 2        $11.39            --                 --             --
          All contract charges                                     --         2,017            $23,085           1.01%
2010 (o)  Lowest contract charge 1.30% Service Class 2         $11.97            --                 --             --
          Highest contract charge 1.70% Service Class 2        $11.91            --                 --             --
          All contract charges                                     --         1,053            $12,580           2.01%
2009 (o)  Lowest contract charge 1.30% Service Class 2 (b)     $10.37            --                 --             --
          Lowest contract charge 1.70% Service Class 2 (b)     $10.37            --                 --             --
          All contract charges                                     --             2            $    18             --
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Service Class 2         $11.96            --                 --             --
          Highest contract charge 1.70% Service Class 2        $11.82            --                 --             --
          All contract charges                                     --            77            $   904           1.56%
2012 (o)  Lowest contract charge 1.30% Service Class 2         $10.62            --                 --             --
          Highest contract charge 1.70% Service Class 2        $10.54            --                 --             --
          All contract charges                                     --            71            $   745           1.91%
2011 (o)  Lowest contract charge 1.30% Service Class 2 (e)     $ 9.62            --                 --             --
          Highest contract charge 1.70% Service Class 2 (e)    $ 9.58            --                 --             --
          All contract charges                                     --            46            $   442           2.91%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
          Unit Value 1.30% to 1.65%*
2013 (p)  Lowest contract charge 1.30% Service Class 2         $12.10            --                 --             --
          Highest contract charge 1.65% Service Class 2        $11.98            --                 --             --
          All contract charges                                     --            62            $   747           1.60%
2012 (o)  Lowest contract charge 1.30% Service Class 2         $10.60            --                 --             --
          Highest contract charge 1.65% Service Class 2        $10.53            --                 --             --
          All contract charges                                     --            66            $   686           2.02%
2011 (o)  Lowest contract charge 1.30% Service Class 2 (e)     $ 9.50            --                 --             --
          Highest contract charge 1.65% Service Class 2 (e)    $ 9.47            --                 --             --
          All contract charges                                     --            48            $   455           5.03%

--------
  TOTAL
RETURN***
---------

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Service Class 2         21.28%
Highest contract charge 1.70% Service Class 2        20.05%
All contract charges
Lowest contract charge 0.65% Service Class 2         14.35%
Highest contract charge 1.70% Service Class 2        13.10%
All contract charges
Lowest contract charge 1.30% Service Class 2         (7.66)%
Highest contract charge 1.70% Service Class 2        (8.03)%
All contract charges
Lowest contract charge 1.30% Service Class 2         14.52%
Highest contract charge 1.70% Service Class 2        14.04%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Service Class 2         30.17%
Highest contract charge 1.70% Service Class 2        28.69%
All contract charges
Lowest contract charge 1.30% Service Class 2 (j)      2.09%
Highest contract charge 1.70% Service Class 2 (j)     1.80%
All contract charges
Lowest contract charge 0.65% Service Class 2         15.31%
Highest contract charge 1.70% Service Class 2        14.14%
All contract charges
Lowest contract charge 0.65% Service Class 2 (e)     (6.68)%
Highest contract charge 1.70% Service Class 2        (4.37)%
All contract charges
Lowest contract charge 1.30% Service Class 2         15.43%
Highest contract charge 1.70% Service Class 2        14.85%
All contract charges
Lowest contract charge 1.30% Service Class 2 (b)      0.78%
Lowest contract charge 1.70% Service Class 2 (b)      0.78%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Service Class 2         12.62%
Highest contract charge 1.70% Service Class 2        12.14%
All contract charges
Lowest contract charge 1.30% Service Class 2         10.40%
Highest contract charge 1.70% Service Class 2        10.02%
All contract charges
Lowest contract charge 1.30% Service Class 2 (e)     (3.90)%
Highest contract charge 1.70% Service Class 2 (e)    (4.30)%
All contract charges

Unit Value 1.30% to 1.65%*
Lowest contract charge 1.30% Service Class 2         14.15%
Highest contract charge 1.65% Service Class 2        13.77%
All contract charges
Lowest contract charge 1.30% Service Class 2         11.58%
Highest contract charge 1.65% Service Class 2        11.19%
All contract charges
Lowest contract charge 1.30% Service Class 2 (e)     (5.00)%
Highest contract charge 1.65% Service Class 2 (e)    (5.30)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                  YEAR ENDED DECEMBER 31, 2013
                                                             -------------------------------------------------------------
                                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                             ---------- ----------------- ----------------- --------------
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
          Unit Value 1.30% to 1.65%*
    2013  Lowest contract charge 1.30% Service Class 2         $12.52            --                 --             --
          Highest contract charge 1.65% Service Class 2        $12.39            --                 --             --
          All contract charges                                     --            73            $   907           1.85%
2012 (o)  Lowest contract charge 1.30% Service Class 2         $10.59            --                 --             --
          Highest contract charge 1.65% Service Class 2        $10.52            --                 --             --
          All contract charges                                     --            33            $   359           2.07%
2011 (o)  Lowest contract charge 1.30% Service Class 2 (e)     $ 9.35            --                 --             --
          Highest contract charge 1.65% Service Class 2 (e)    $ 9.32            --                 --             --
          All contract charges                                     --            13            $   118           5.69%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
          Unit Value 1.30% to 1.65%*
2013 (p)  Lowest contract charge 1.30% Service Class 2         $12.64            --                 --             --
          Highest contract charge 1.65% Service Class 2        $12.51            --                 --             --
          All contract charges                                     --            49            $   614           1.73%
2012 (o)  Lowest contract charge 1.30% Service Class 2         $10.55            --                 --             --
          Highest contract charge 1.65% Service Class 2        $10.48            --                 --             --
          All contract charges                                     --            31            $   322           2.22%
2011 (o)  Lowest contract charge 1.30% Service Class 2 (e)     $ 9.28            --                 --             --
          Highest contract charge 1.65% Service Class 2 (e)    $ 9.25            --                 --             --
          All contract charges                                     --            18            $   168           4.18%
FIDELITY(R) VIP MID CAP PORTFOLIO
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Service Class 2         $13.82            --                 --             --
          Highest contract charge 1.70% Service Class 2        $16.94            --                 --             --
          All contract charges                                     --         1,859            $31,753           0.33%
2012 (n)  Lowest contract charge 1.30% Service Class 2 (j)     $12.84            --                 --             --
          Highest contract charge 1.70% Service Class 2 (j)    $12.68            --                 --             --
          All contract charges                                     --           217            $ 2,768           0.84%
2012 (o)  Lowest contract charge 0.65% Service Class 2         $10.24            --                 --             --
          Highest contract charge 1.70% Service Class 2        $12.68            --                 --             --
          All contract charges                                     --           995            $12,716           0.40%
2011 (o)  Lowest contract charge 0.65% Service Class 2 (e)     $ 9.00            --                 --             --
          Highest contract charge 1.70% Service Class 2        $11.26            --                 --             --
          All contract charges                                     --           890            $10,073           0.03%
2010 (o)  Lowest contract charge 1.30% Service Class 2         $12.91            --                 --             --
          Highest contract charge 1.70% Service Class 2        $12.85            --                 --             --
          All contract charges                                     --           417            $ 5,377           0.33%
2009 (o)  Lowest contract charge 1.30% Service Class 2 (b)     $10.17            --                 --             --
          Highest contract charge 1.70% Service Class 2 (b)    $10.17            --                 --             --
          All contract charges                                     --             1            $     6             --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Service Class 2 (m)     $ 9.94            --                 --             --
          Highest contract charge 1.70% Service Class 2        $11.87            --                 --             --
          All contract charges                                     --         3,045            $36,493           4.28%
2012 (n)  Lowest contract charge 1.30% Service Class 2 (j)     $12.23            --                 --             --
          Highest contract charge 1.70% Service Class 2 (j)    $12.07            --                 --             --
          All contract charges                                     --           499            $ 6,081           7.15%
2012 (o)  Lowest contract charge 1.30% Service Class 2         $12.23            --                 --             --
          Highest contract charge 1.70% Service Class 2        $12.07            --                 --             --
          All contract charges                                     --         2,015            $24,501           3.66%
2011 (o)  Lowest contract charge 1.30% Service Class 2         $11.24            --                 --             --
          Highest contract charge 1.70% Service Class 2        $11.14            --                 --             --
          All contract charges                                     --         1,512            $16,925           5.63%
2010 (o)  Lowest contract charge 1.30% Service Class 2         $10.90            --                 --             --

--------
  TOTAL
RETURN***
---------

Unit Value 1.30% to 1.65%*
Lowest contract charge 1.30% Service Class 2         18.22%
Highest contract charge 1.65% Service Class 2        17.78%
All contract charges
Lowest contract charge 1.30% Service Class 2         13.26%
Highest contract charge 1.65% Service Class 2        12.88%
All contract charges
Lowest contract charge 1.30% Service Class 2 (e)     (6.41)%
Highest contract charge 1.65% Service Class 2 (e)    (6.71)%
All contract charges

Unit Value 1.30% to 1.65%*
Lowest contract charge 1.30% Service Class 2         19.81%
Highest contract charge 1.65% Service Class 2        19.37%
All contract charges
Lowest contract charge 1.30% Service Class 2         13.69%
Highest contract charge 1.65% Service Class 2        13.30%
All contract charges
Lowest contract charge 1.30% Service Class 2 (e)     (6.92)%
Highest contract charge 1.65% Service Class 2 (e)    (7.22)%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Service Class 2         34.96%
Highest contract charge 1.70% Service Class 2        33.60%
All contract charges
Lowest contract charge 1.30% Service Class 2 (j)      1.10%
Highest contract charge 1.70% Service Class 2 (j)     0.79%
All contract charges
Lowest contract charge 0.65% Service Class 2         13.78%
Highest contract charge 1.70% Service Class 2        12.61%
All contract charges
Lowest contract charge 0.65% Service Class 2 (e)    (12.54)%
Highest contract charge 1.70% Service Class 2       (12.37)%
All contract charges
Lowest contract charge 1.30% Service Class 2         26.94%
Highest contract charge 1.70% Service Class 2        26.35%
All contract charges
Lowest contract charge 1.30% Service Class 2 (b)      0.59%
Highest contract charge 1.70% Service Class 2 (b)     0.59%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Service Class 2 (m)     (0.10)%
Highest contract charge 1.70% Service Class 2        (1.66)%
All contract charges
Lowest contract charge 1.30% Service Class 2 (j)      4.80%
Highest contract charge 1.70% Service Class 2 (j)     4.50%
All contract charges
Lowest contract charge 1.30% Service Class 2          8.81%
Highest contract charge 1.70% Service Class 2         8.35%
All contract charges
Lowest contract charge 1.30% Service Class 2          3.12%
Highest contract charge 1.70% Service Class 2         2.67%
All contract charges
Lowest contract charge 1.30% Service Class 2          7.50%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                  YEAR ENDED DECEMBER 31, 2013
                                                             -------------------------------------------------------------
                                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                             ---------- ----------------- ----------------- --------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO (CONTINUED)
          Highest contract charge 1.70% Service Class 2        $10.85            --                 --             --
          All contract charges                                     --           631            $ 6,871          10.45%
2009 (o)  Lowest contract charge 1.30% Service Class 2 (b)     $10.14            --                 --             --
          Highest contract charge 1.70% Service Class 2 (b)    $10.13            --                 --             --
          All contract charges                                     --             2            $    23             --
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
          Unit Value 1.20% to 1.70%*
    2013  Lowest contract charge 1.20% Common Shares (m)       $10.13            --                 --             --
          Highest contract charge 1.70% Common Shares          $11.44            --                 --             --
          All contract charges                                     --           324            $ 3,696           1.72%
    2012  Lowest contract charge 1.30% Common Shares (j)       $10.35            --                 --             --
          Highest contract charge 1.70% Common Shares (j)      $10.32            --                 --             --
          All contract charges                                     --            55            $   575           2.79%
FRANKLIN INCOME SECURITIES FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class 2                 $13.04            --                 --             --
          Highest contract charge 1.70% Class 2                $13.52            --                 --             --
          All contract charges                                     --         2,211            $29,986           5.98%
2012 (n)  Lowest contract charge 1.30% Class 2 (j)             $12.22            --                 --             --
          Highest contract charge 1.70% Class 2 (j)            $12.07            --                 --             --
          All contract charges                                     --           322            $ 3,901           0.53%
2012 (o)  Lowest contract charge 1.30% Class 2                 $12.22            --                 --             --
          Highest contract charge 1.70% Class 2                $12.07            --                 --             --
          All contract charges                                     --           796            $ 9,655           6.60%
2011 (o)  Lowest contract charge 1.30% Class 2                 $10.99            --                 --             --
          Highest contract charge 1.70% Class 2                $10.90            --                 --             --
          All contract charges                                     --           577            $ 6,314           5.60%
2010 (o)  Lowest contract charge 1.30% Class 2 (d)             $10.87            --                 --             --
          Highest contract charge 1.70% Class 2 (d)            $10.83            --                 --             --
          All contract charges                                     --           352            $ 3,815           2.89%
FRANKLIN RISING DIVIDENDS SECURITIES FUND
          Unit Value 1.20% to 1.70%*
    2013  Lowest contract charge 1.20% Class 2 (m)             $10.31            --                 --             --
          Highest contract charge 1.70% Class 2 (k)            $11.92            --                 --             --
          All contract charges                                     --         1,457            $17,336           0.56%
FRANKLIN STRATEGIC INCOME SECURITIES FUND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class 2                 $12.77            --                 --             --
          Highest contract charge 1.70% Class 2                $12.55            --                 --             --
          All contract charges                                     --         2,705            $34,333           6.10%
2012 (n)  Lowest contract charge 1.30% Class 2 (j)             $12.52            --                 --             --
          Highest contract charge 1.70% Class 2 (j)            $12.36            --                 --             --
          All contract charges                                     --           384            $ 4,770           1.55%
2012 (o)  Lowest contract charge 0.65% Class 2                 $11.33            --                 --             --
          Highest contract charge 1.70% Class 2                $12.36            --                 --             --
          All contract charges                                     --         1,359            $16,935           7.04%
2011 (o)  Lowest contract charge 1.30% Class 2                 $11.25            --                 --             --
          Highest contract charge 1.70% Class 2                $11.15            --                 --             --
          All contract charges                                     --         1,039            $11,646           5.65%
2010 (o)  Lowest contract charge 1.30% Class 2                 $11.11            --                 --             --
          Highest contract charge 1.70% Class 2                $11.06            --                 --             --
          All contract charges                                     --           440            $ 4,880           3.69%
2009 (o)  Lowest contract charge 1.30% Class 2 (b)             $10.15            --                 --             --
          Highest contract charge 1.70% Class 2 (b)            $10.15            --                 --             --
          All contract charges                                     --             5            $    46             --

---------
  TOTAL
RETURN***
---------

Highest contract charge 1.70% Service Class 2         7.11%
All contract charges
Lowest contract charge 1.30% Service Class 2 (b)      0.10%
Highest contract charge 1.70% Service Class 2 (b)       --
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Common Shares (m)        1.10%
Highest contract charge 1.70% Common Shares          10.85%
All contract charges
Lowest contract charge 1.30% Common Shares (j)        3.50%
Highest contract charge 1.70% Common Shares (j)       3.30%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Class 2                 13.19%
Highest contract charge 1.70% Class 2                12.01%
All contract charges
Lowest contract charge 1.30% Class 2 (j)              6.26%
Highest contract charge 1.70% Class 2 (j)             5.88%
All contract charges
Lowest contract charge 1.30% Class 2                 11.19%
Highest contract charge 1.70% Class 2                10.73%
All contract charges
Lowest contract charge 1.30% Class 2                  1.10%
Highest contract charge 1.70% Class 2                 0.65%
All contract charges
Lowest contract charge 1.30% Class 2 (d)             11.49%
Highest contract charge 1.70% Class 2 (d)            11.08%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Class 2 (m)              1.78%
Highest contract charge 1.70% Class 2 (k)            18.61%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class 2                  2.00%
Highest contract charge 1.70% Class 2                 1.54%
All contract charges
Lowest contract charge 1.30% Class 2 (j)              5.65%
Highest contract charge 1.70% Class 2 (j)             5.37%
All contract charges
Lowest contract charge 0.65% Class 2                 11.96%
Highest contract charge 1.70% Class 2                10.85%
All contract charges
Lowest contract charge 1.30% Class 2                  1.26%
Highest contract charge 1.70% Class 2                 0.81%
All contract charges
Lowest contract charge 1.30% Class 2                  9.46%
Highest contract charge 1.70% Class 2                 8.97%
All contract charges
Lowest contract charge 1.30% Class 2 (b)              0.50%
Highest contract charge 1.70% Class 2 (b)             0.59%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                 YEAR ENDED DECEMBER 31, 2013
                                                            -------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                            UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                            ---------- ----------------- ----------------- --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class 2 (m)            $10.23            --                 --             --
          Highest contract charge 1.70% Class 2               $14.12            --                 --             --
          All contract charges                                    --           641            $ 9,134          11.93%
2012 (n)  Lowest contract charge 1.30% Class 2 (j)            $11.75            --                 --             --
          Highest contract charge 1.65% Class 2 (j)           $11.62            --                 --             --
          All contract charges                                    --            27            $   321             --
2012 (o)  Lowest contract charge 1.30% Class 2                $11.75            --                 --             --
          Highest contract charge 1.70% Class 2               $11.61            --                 --             --
          All contract charges                                    --           158            $ 1,847           2.77%
2011 (o)  Lowest contract charge 1.30% Class 2                $10.32            --                 --             --
          Highest contract charge 1.70% Class 2               $10.24            --                 --             --
          All contract charges                                    --           141            $ 1,446           0.01%
2010 (o)  Lowest contract charge 1.30% Class 2 (d)            $10.62            --                 --             --
          Highest contract charge 1.70% Class 2 (d)           $10.58            --                 --             --
          All contract charges                                    --           104            $ 1,103           5.07%
GOLDMAN SACHS VIT MID CAP VALUE FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Service Shares         $15.13            --                 --             --
          Highest contract charge 1.70% Service Shares        $17.84            --                 --             --
          All contract charges                                    --         1,090            $19,669           0.74%
2012 (n)  Lowest contract charge 1.30% Service Shares (j)     $13.87            --                 --             --
          Highest contract charge 1.70% Service Shares (j)    $13.69            --                 --             --
          All contract charges                                    --           131            $ 1,798           2.06%
2012 (o)  Lowest contract charge 0.65% Service Shares         $11.49            --                 --             --
          Highest contract charge 1.70% Service Shares        $13.69            --                 --             --
          All contract charges                                    --           597            $ 8,245           0.98%
2011 (o)  Lowest contract charge 0.65% Service Shares (e)     $ 9.79            --                 --             --
          Highest contract charge 1.70% Service Shares        $11.79            --                 --             --
          All contract charges                                    --           542            $ 6,426           0.75%
2010 (o)  Lowest contract charge 1.30% Service Shares         $12.90            --                 --             --
          Highest contract charge 1.70% Service Shares        $12.84            --                 --             --
          All contract charges                                    --           243            $ 3,129           1.08%
2009 (o)  Lowest contract charge 1.30% Service Shares (b)     $10.48            --                 --             --
          Highest contract charge 1.70% Service Shares (b)    $10.47            --                 --             --
          All contract charges                                    --            --            $     3             --
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Common Shares (m)      $10.42            --                 --             --
          Highest contract charge 1.70% Common Shares         $ 7.88            --                 --             --
          All contract charges                                    --            75            $   604             --
2012 (o)  Lowest contract charge 1.30% Common Shares          $ 7.87            --                 --             --
          Highest contract charge 1.70% Common Shares         $ 7.81            --                 --             --
          All contract charges                                    --            83            $   646             --
2011 (o)  Lowest contract charge 1.30% Common Shares (e)      $ 8.98            --                 --             --
          Highest contract charge 1.70% Common Shares (e)     $ 8.95            --                 --             --
          All contract charges                                    --            41            $   371             --
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND (I)
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Common Shares          $ 9.45            --                 --             --
          Highest contract charge 1.70% Common Shares         $ 9.34            --                 --             --
          All contract charges                                    --            81            $   768             --
2012 (o)  Lowest contract charge 1.30% Common Shares (i)      $ 9.41            --                 --             --
          Highest contract charge 1.70% Common Shares (i)     $ 9.34            --                 --             --
          All contract charges                                    --            60            $   565           0.58%

--------
  TOTAL
RETURN***
---------

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Class 2 (m)             1.49%
Highest contract charge 1.70% Class 2               21.62%
All contract charges
Lowest contract charge 1.30% Class 2 (j)             6.92%
Highest contract charge 1.65% Class 2 (j)            6.61%
All contract charges
Lowest contract charge 1.30% Class 2                13.86%
Highest contract charge 1.70% Class 2               13.38%
All contract charges
Lowest contract charge 1.30% Class 2                (2.82)%
Highest contract charge 1.70% Class 2               (3.21)%
All contract charges
Lowest contract charge 1.30% Class 2 (d)             9.82%
Highest contract charge 1.70% Class 2 (d)            9.41%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Service Shares         31.68%
Highest contract charge 1.70% Service Shares        30.31%
All contract charges
Lowest contract charge 1.30% Service Shares (j)      4.68%
Highest contract charge 1.70% Service Shares (j)     4.42%
All contract charges
Lowest contract charge 0.65% Service Shares         17.36%
Highest contract charge 1.70% Service Shares        16.12%
All contract charges
Lowest contract charge 0.65% Service Shares (e)    (10.35)%
Highest contract charge 1.70% Service Shares        (8.18)%
All contract charges
Lowest contract charge 1.30% Service Shares         23.09%
Highest contract charge 1.70% Service Shares        22.64%
All contract charges
Lowest contract charge 1.30% Service Shares (b)      0.87%
Highest contract charge 1.70% Service Shares (b)     0.77%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Common Shares (m)       3.17%
Highest contract charge 1.70% Common Shares          0.90%
All contract charges
Lowest contract charge 1.30% Common Shares         (12.36)%
Highest contract charge 1.70% Common Shares        (12.74)%
All contract charges
Lowest contract charge 1.30% Common Shares (e)      (9.38)%
Highest contract charge 1.70% Common Shares (e)     (9.69)%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Common Shares           0.43%
Highest contract charge 1.70% Common Shares            --
All contract charges
Lowest contract charge 1.30% Common Shares (i)       0.11%
Highest contract charge 1.70% Common Shares (i)     (0.11)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                   YEAR ENDED DECEMBER 31, 2013
                                                              -------------------------------------------------------------
                                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                              ---------- ----------------- ----------------- --------------
INVESCO V.I. AMERICAN FRANCHISE FUND (H)
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Series II                $18.96            --                 --             --
          Highest contract charge 1.70% Series II               $18.64            --                 --             --
          All contract charges                                      --            54            $ 1,013           0.19%
2012 (o)  Lowest contract charge 1.30% Series II (h)            $13.74            --                 --             --
          Highest contract charge 1.70% Series II (h)           $13.57            --                 --             --
          All contract charges                                      --            28            $   367             --
INVESCO V.I. BALANCED-RISK ALLOCATION FUND
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Series II Shares (m)     $ 9.82            --                 --             --
          Highest contract charge 1.25% Series II Shares (m)    $ 9.82            --                 --             --
          All contract charges                                      --            46            $   448             --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Series II                $15.83            --                 --             --
          Highest contract charge 1.70% Series II               $13.88            --                 --             --
          All contract charges                                      --           674            $10,334           2.45%
2012 (n)  Lowest contract charge 1.30% Series II (j)            $12.26            --                 --             --
          Highest contract charge 1.65% Series II (j)           $10.80            --                 --             --
          All contract charges                                      --            79            $   907           1.88%
2012 (o)  Lowest contract charge 1.30% Series II                $12.26            --                 --             --
          Highest contract charge 1.70% Series II               $12.11            --                 --             --
          All contract charges                                      --           179            $ 2,187           2.07%
2011 (o)  Lowest contract charge 1.30% Series II                $10.50            --                 --             --
          Highest contract charge 1.70% Series II               $10.41            --                 --             --
          All contract charges                                      --           110            $ 1,155           0.14%
INVESCO V.I. GLOBAL HEALTH CARE FUND
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Series II (m)            $10.61            --                 --             --
          Highest contract charge 1.25% Series II (m)           $10.61            --                 --             --
          All contract charges                                      --            --            $     2             --
INVESCO V.I. GLOBAL REAL ESTATE FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Series II                $11.63            --                 --             --
          Highest contract charge 1.70% Series II               $13.66            --                 --             --
          All contract charges                                      --         3,351            $46,150           4.09%
2012 (n)  Lowest contract charge 1.30% Series II (j)            $13.74            --                 --             --
          Highest contract charge 1.70% Series II (j)           $13.57            --                 --             --
          All contract charges                                      --           424            $ 5,805           0.53%
2012 (o)  Lowest contract charge 0.65% Series II                $11.42            --                 --             --
          Highest contract charge 1.70% Series II               $13.57            --                 --             --
          All contract charges                                      --         1,829            $25,035           0.48%
2011 (o)  Lowest contract charge 0.65% Series II (e)            $ 8.99            --                 --             --
          Highest contract charge 1.70% Series II               $10.80            --                 --             --
          All contract charges                                      --         1,479            $16,049           4.81%
2010 (o)  Lowest contract charge 1.30% Series II                $11.83            --                 --             --
          Highest contract charge 1.70% Series II               $11.77            --                 --             --
          All contract charges                                      --           483            $ 5,702           7.92%
2009 (o)  Lowest contract charge 1.30% Series II (b)            $10.22            --                 --             --
          Highest contract charge 1.70% Series II (b)           $10.22            --                 --             --
          All contract charges                                      --             1            $    12             --
INVESCO V.I. HIGH YIELD FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Series II                $12.31            --                 --             --
          Highest contract charge 1.70% Series II               $11.65            --                 --             --
          All contract charges                                      --         1,141            $13,370           5.59%

--------
  TOTAL
RETURN***
---------

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Series II                37.99%
Highest contract charge 1.70% Series II               37.36%
All contract charges
Lowest contract charge 1.30% Series II (h)            (2.90)%
Highest contract charge 1.70% Series II (h)           (3.07)%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Series II Shares (m)     (0.61)%
Highest contract charge 1.25% Series II Shares (m)    (0.61)%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Series II                29.12%
Highest contract charge 1.70% Series II               28.52%
All contract charges
Lowest contract charge 1.30% Series II (j)             6.52%
Highest contract charge 1.65% Series II (j)            6.19%
All contract charges
Lowest contract charge 1.30% Series II                16.76%
Highest contract charge 1.70% Series II               16.33%
All contract charges
Lowest contract charge 1.30% Series II                (8.70)%
Highest contract charge 1.70% Series II               (8.92)%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Series II (m)             4.53%
Highest contract charge 1.25% Series II (m)            4.53%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Series II                 1.84%
Highest contract charge 1.70% Series II                0.66%
All contract charges
Lowest contract charge 1.30% Series II (j)            10.54%
Highest contract charge 1.70% Series II (j)           10.24%
All contract charges
Lowest contract charge 0.65% Series II                27.03%
Highest contract charge 1.70% Series II               25.65%
All contract charges
Lowest contract charge 0.65% Series II (e)            (9.28)%
Highest contract charge 1.70% Series II               (8.24)%
All contract charges
Lowest contract charge 1.30% Series II                15.75%
Highest contract charge 1.70% Series II               15.17%
All contract charges
Lowest contract charge 1.30% Series II (b)             0.39%
Highest contract charge 1.70% Series II (b)            0.49%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Series II                 6.12%
Highest contract charge 1.70% Series II                4.95%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                            YEAR ENDED DECEMBER 31, 2013
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
INVESCO V.I. HIGH YIELD FUND (CONTINUED)
2012 (n)  Lowest contract charge 1.30% Series II (j)     $11.19            --                 --             --         7.80%
          Highest contract charge 1.70% Series II (j)    $11.10            --                 --             --         7.45%
          All contract charges                               --           254            $ 2,826           6.30%
2012 (o)  Lowest contract charge 0.65% Series II         $11.60            --                 --             --        16.12%
          Highest contract charge 1.70% Series II        $11.10            --                 --             --        14.91%
          All contract charges                               --           402            $ 4,476           5.97%
2011 (o)  Lowest contract charge 0.65% Series II (e)     $ 9.99            --                 --             --        (1.28)%
          Highest contract charge 1.70% Series II (e)    $ 9.66            --                 --             --        (3.69)%
          All contract charges                               --           207            $ 2,006           1.33%
INVESCO V.I. INTERNATIONAL GROWTH FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Series II         $12.41            --                 --             --        17.97%
          Highest contract charge 1.70% Series II        $13.71            --                 --             --        16.68%
          All contract charges                               --         1,890            $26,203           1.12%
2012 (n)  Lowest contract charge 1.30% Series II (j)     $11.90            --                 --             --         4.11%
          Highest contract charge 1.70% Series II (j)    $11.75            --                 --             --         3.80%
          All contract charges                               --           256            $ 3,037           1.55%
2012 (o)  Lowest contract charge 0.65% Series II         $10.52            --                 --             --        14.47%
          Highest contract charge 1.70% Series II        $11.75            --                 --             --        13.31%
          All contract charges                               --         1,048            $12,413           1.38%
2011 (o)  Lowest contract charge 0.65% Series II (e)     $ 9.19            --                 --             --        (9.01)%
          Highest contract charge 1.70% Series II        $10.37            --                 --             --        (8.55)%
          All contract charges                               --           904            $ 9,432           0.95%
2010 (o)  Lowest contract charge 1.30% Series II         $11.40            --                 --             --        11.22%
          Highest contract charge 1.70% Series II        $11.34            --                 --             --        10.63%
          All contract charges                               --           366            $ 4,164           2.80%
INVESCO V.I. MID CAP CORE EQUITY FUND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Series II         $14.91            --                 --             --        26.79%
          Highest contract charge 1.70% Series II        $14.66            --                 --             --        26.27%
          All contract charges                               --           466            $ 6,922           0.56%
2012 (n)  Lowest contract charge 1.30% Series II (j)     $11.76            --                 --             --         0.09%
          Highest contract charge 1.70% Series II (j)    $11.61            --                 --             --        (0.17)%
          All contract charges                               --            60            $   694             --
2012 (o)  Lowest contract charge 1.30% Series II         $11.76            --                 --             --         9.19%
          Highest contract charge 1.70% Series II        $11.61            --                 --             --         8.81%
          All contract charges                               --           278            $ 3,257             --
2011 (o)  Lowest contract charge 1.30% Series II         $10.77            --                 --             --        (7.71)%
          Highest contract charge 1.70% Series II        $10.67            --                 --             --        (8.10)%
          All contract charges                               --           234            $ 2,516           0.10%
2010 (o)  Lowest contract charge 1.30% Series II         $11.67            --                 --             --        12.32%
          Highest contract charge 1.70% Series II        $11.61            --                 --             --        11.85%
          All contract charges                               --           123            $ 1,433           0.49%
2009 (o)  Lowest contract charge 1.30% Series II (b)     $10.39            --                 --             --         0.87%
          Highest contract charge 1.70% Series II (b)    $10.38            --                 --             --         0.78%
          All contract charges                               --            --            $     1             --
INVESCO V.I. SMALL CAP EQUITY FUND
          Unit Value 1.25% to 1.70%*
2013 (p)  Lowest contract charge 1.25% Series II (m)     $10.51            --                 --             --         5.10%
          Highest contract charge 1.70% Series II        $19.69            --                 --             --        34.77%
          All contract charges                               --           324            $ 6,436             --
2012 (n)  Lowest contract charge 1.30% Series II (j)     $14.80            --                 --             --         1.93%
          Highest contract charge 1.70% Series II (j)    $14.61            --                 --             --         1.60%
          All contract charges                               --            35            $   510             --
2012 (o)  Lowest contract charge 1.30% Series II         $14.80            --                 --             --        12.21%
          Highest contract charge 1.70% Series II        $14.61            --                 --             --        11.70%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
          All contract charges                                   --           220            $ 3,223             --
2011 (o)  Lowest contract charge 1.30% Series II             $13.19            --                 --             --
          Highest contract charge 1.70% Series II            $13.08            --                 --             --
          All contract charges                                   --           186            $ 2,442             --
2010 (o)  Lowest contract charge 1.30% Series II (c)         $13.50            --                 --             --
          Highest contract charge 1.70% Series II (c)        $13.44            --                 --             --
          All contract charges                                   --            71            $   950             --
IVY FUNDS VIP ASSET STRATEGY
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Common Shares (m)     $10.52            --                 --             --
          Highest contract charge 1.70% Common Shares        $12.94            --                 --             --
          All contract charges                                   --         3,070            $39,895           1.31%
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $10.60            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $10.52            --                 --             --
          All contract charges                                   --           430            $ 4,541           0.05%
2012 (o)  Lowest contract charge 1.30% Common Shares         $10.60            --                 --             --
          Highest contract charge 1.70% Common Shares        $10.52            --                 --             --
          All contract charges                                   --         1,025            $10,831           1.15%
2011 (o)  Lowest contract charge 1.30% Common Shares (e)     $ 9.02            --                 --             --
          Highest contract charge 1.70% Common Shares (e)    $ 8.98            --                 --             --
          All contract charges                                   --           718            $ 6,460           0.42%
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Common Shares         $14.41            --                 --             --
          Highest contract charge 1.70% Common Shares        $15.42            --                 --             --
          All contract charges                                   --           887            $13,810           1.56%
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $12.25            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $12.10            --                 --             --
          All contract charges                                   --            79            $   976           0.02%
2012 (o)  Lowest contract charge 1.30% Common Shares         $11.19            --                 --             --
          Highest contract charge 1.70% Common Shares        $12.10            --                 --             --
          All contract charges                                   --           737            $ 8,977           1.10%
2011 (o)  Lowest contract charge 1.30% Common Shares (e)     $ 9.96            --                 --             --
          Highest contract charge 1.70% Common Shares        $10.88            --                 --             --
          All contract charges                                   --           696            $ 7,611           0.99%
2010 (o)  Lowest contract charge 1.30% Common Shares         $11.66            --                 --             --
          Highest contract charge 1.70% Common Shares        $11.61            --                 --             --
          All contract charges                                   --           378            $ 4,399           0.51%
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $10.15            --                 --             --
          Highest contract charge 1.70% Common Shares (b)    $10.15            --                 --             --
          All contract charges                                   --             1            $    13             --
IVY FUNDS VIP ENERGY
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Common Shares         $12.83            --                 --             --
          Highest contract charge 1.70% Common Shares        $13.83            --                 --             --
          All contract charges                                   --         1,483            $20,610             --
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $11.16            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $11.02            --                 --             --
          All contract charges                                   --           146            $ 1,627             --
2012 (o)  Lowest contract charge 0.65% Common Shares (e)     $10.11            --                 --             --
          Highest contract charge 1.70% Common Shares        $11.02            --                 --             --
          All contract charges                                   --           885            $ 9,829             --
2011 (o)  Lowest contract charge 0.65% Common Shares (e)     $10.04            --                 --             --
          Highest contract charge 1.70% Common Shares        $11.06            --                 --             --
          All contract charges                                   --           771            $ 8,578             --
2010 (o)  Lowest contract charge 1.30% Common Shares         $12.43            --                 --             --

--------
  TOTAL
RETURN***
---------

All contract charges
Lowest contract charge 1.30% Series II             (2.30)%
Highest contract charge 1.70% Series II            (2.68)%
All contract charges
Lowest contract charge 1.30% Series II (c)         26.52%
Highest contract charge 1.70% Series II (c)        26.08%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Common Shares (m)      4.26%
Highest contract charge 1.70% Common Shares        23.00%
All contract charges
Lowest contract charge 1.30% Common Shares (j)      2.51%
Highest contract charge 1.70% Common Shares (j)     2.33%
All contract charges
Lowest contract charge 1.30% Common Shares         17.52%
Highest contract charge 1.70% Common Shares        17.15%
All contract charges
Lowest contract charge 1.30% Common Shares (e)     (9.62)%
Highest contract charge 1.70% Common Shares (e)   (10.02)%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Common Shares         28.78%
Highest contract charge 1.70% Common Shares        27.44%
All contract charges
Lowest contract charge 1.30% Common Shares (j)      0.74%
Highest contract charge 1.70% Common Shares (j)     0.50%
All contract charges
Lowest contract charge 1.30% Common Shares         12.35%
Highest contract charge 1.70% Common Shares        11.21%
All contract charges
Lowest contract charge 1.30% Common Shares (e)     (8.37)%
Highest contract charge 1.70% Common Shares        (6.29)%
All contract charges
Lowest contract charge 1.30% Common Shares         14.88%
Highest contract charge 1.70% Common Shares        14.38%
All contract charges
Lowest contract charge 1.30% Common Shares (b)      0.20%
Highest contract charge 1.70% Common Shares (b)     0.30%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Common Shares         26.90%
Highest contract charge 1.70% Common Shares        25.50%
All contract charges
Lowest contract charge 1.30% Common Shares (j)     (4.04)%
Highest contract charge 1.70% Common Shares (j)    (4.26)%
All contract charges
Lowest contract charge 0.65% Common Shares (e)      0.70%
Highest contract charge 1.70% Common Shares        (0.36)%
All contract charges
Lowest contract charge 0.65% Common Shares (e)    (12.24)%
Highest contract charge 1.70% Common Shares       (10.59)%
All contract charges
Lowest contract charge 1.30% Common Shares         20.45%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
IVY FUNDS VIP ENERGY (CONTINUED)
          Highest contract charge 1.70% Common Shares        $12.37            --                 --             --
          All contract charges                                   --           229            $ 2,846           0.13%
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $10.32            --                 --             --
          Highest contract charge 1.70% Common Shares (b)    $10.32            --                 --             --
          All contract charges                                   --            --                 --             --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Common Shares         $ 9.43            --                 --             --
          Highest contract charge 1.70% Common Shares        $ 9.75            --                 --             --
          All contract charges                                   --         1,265            $12,480             --
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $ 9.32            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $ 9.21            --                 --             --
          All contract charges                                   --           125            $ 1,163             --
2012 (o)  Lowest contract charge 0.65% Common Shares         $ 8.80            --                 --             --
          Highest contract charge 1.70% Common Shares        $ 9.21            --                 --             --
          All contract charges                                   --           915            $ 8,490             --
2011 (o)  Lowest contract charge 0.65% Common Shares (e)     $ 8.69            --                 --             --
          Highest contract charge 1.70% Common Shares        $ 9.19            --                 --             --
          All contract charges                                   --           852            $ 7,871             --
2010 (o)  Lowest contract charge 1.30% Common Shares         $11.96            --                 --             --
          Highest contract charge 1.70% Common Shares        $11.90            --                 --             --
          All contract charges                                   --           419            $ 5,015             --
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $10.35            --                 --             --
          Highest contract charge 1.70% Common Shares (b)    $10.34            --                 --             --
          All contract charges                                   --             7            $    73             --
IVY FUNDS VIP HIGH INCOME
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Common Shares         $13.65            --                 --             --
          Highest contract charge 1.70% Common Shares        $15.23            --                 --             --
          All contract charges                                   --         5,192            $79,871           4.69%
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $14.20            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $14.02            --                 --             --
          All contract charges                                   --           750            $10,591           0.10%
2012 (o)  Lowest contract charge 0.65% Common Shares         $12.43            --                 --             --
          Highest contract charge 1.70% Common Shares        $14.02            --                 --             --
          All contract charges                                   --         2,440            $34,450           6.65%
2011 (o)  Lowest contract charge 0.65% Common Shares (e)     $10.55            --                 --             --
          Highest contract charge 1.70% Common Shares        $12.02            --                 --             --
          All contract charges                                   --         1,926            $23,256           6.46%
2010 (o)  Lowest contract charge 1.30% Common Shares         $11.67            --                 --             --
          Highest contract charge 1.70% Common Shares        $11.62            --                 --             --
          All contract charges                                   --           778            $ 9,066           4.09%
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $10.30            --                 --             --
          Highest contract charge 1.70% Common Shares (b)    $10.29            --                 --             --
          All contract charges                                   --             2            $    25             --
IVY FUNDS VIP MICRO CAP GROWTH
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Common Shares (m)     $10.82            --                 --             --
          Highest contract charge 1.25% Common Shares (m)    $10.82            --                 --             --
          All contract charges                                   --             8            $    93             --
IVY FUNDS VIP MID CAP GROWTH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Common Shares         $19.10            --                 --             --
          Highest contract charge 1.70% Common Shares        $18.78            --                 --             --
          All contract charges                                   --         1,632            $31,006             --

--------
  TOTAL
RETURN***
---------

Highest contract charge 1.70% Common Shares        19.86%
All contract charges
Lowest contract charge 1.30% Common Shares (b)      3.41%
Highest contract charge 1.70% Common Shares (b)     3.51%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Common Shares          7.16%
Highest contract charge 1.70% Common Shares         5.86%
All contract charges
Lowest contract charge 1.30% Common Shares (j)     (2.71)%
Highest contract charge 1.70% Common Shares (j)    (2.95)%
All contract charges
Lowest contract charge 0.65% Common Shares          1.27%
Highest contract charge 1.70% Common Shares         0.22%
All contract charges
Lowest contract charge 0.65% Common Shares (e)    (23.91)%
Highest contract charge 1.70% Common Shares       (22.77)%
All contract charges
Lowest contract charge 1.30% Common Shares         15.56%
Highest contract charge 1.70% Common Shares        15.09%
All contract charges
Lowest contract charge 1.30% Common Shares (b)      2.07%
Highest contract charge 1.70% Common Shares (b)     1.97%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Common Shares          9.81%
Highest contract charge 1.70% Common Shares         8.63%
All contract charges
Lowest contract charge 1.30% Common Shares (j)      8.31%
Highest contract charge 1.70% Common Shares (j)     8.01%
All contract charges
Lowest contract charge 0.65% Common Shares         17.82%
Highest contract charge 1.70% Common Shares        16.64%
All contract charges
Lowest contract charge 0.65% Common Shares (e)      3.03%
Highest contract charge 1.70% Common Shares         3.44%
All contract charges
Lowest contract charge 1.30% Common Shares         13.30%
Highest contract charge 1.70% Common Shares        12.93%
All contract charges
Lowest contract charge 1.30% Common Shares (b)      1.08%
Highest contract charge 1.70% Common Shares (b)     1.08%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Common Shares (m)      8.09%
Highest contract charge 1.25% Common Shares (m)     8.09%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Common Shares         28.27%
Highest contract charge 1.70% Common Shares        27.67%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
IVY FUNDS VIP MID CAP GROWTH (CONTINUED)
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $14.89            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $14.71            --                 --             --
          All contract charges                                   --           218            $ 3,233             --
2012 (o)  Lowest contract charge 1.30% Common Shares         $14.89            --                 --             --
          Highest contract charge 1.70% Common Shares        $14.71            --                 --             --
          All contract charges                                   --           989            $14,647             --
2011 (o)  Lowest contract charge 1.30% Common Shares         $13.29            --                 --             --
          Highest contract charge 1.70% Common Shares        $13.17            --                 --             --
          All contract charges                                   --           816            $10,801           3.11%
2010 (o)  Lowest contract charge 1.30% Common Shares         $13.54            --                 --             --
          Highest contract charge 1.70% Common Shares        $13.48            --                 --             --
          All contract charges                                   --           328            $ 4,427           0.01%
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $10.43            --                 --             --
          Highest contract charge 1.70% Common Shares (b)    $10.42            --                 --             --
          All contract charges                                   --             2            $    21             --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Common Shares         $19.03            --                 --             --
          Highest contract charge 1.70% Common Shares        $21.05            --                 --             --
          All contract charges                                   --         1,768            $37,545             --
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $13.87            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $13.69            --                 --             --
          All contract charges                                   --           231            $ 3,202             --
2012 (o)  Lowest contract charge 1.30% Common Shares         $13.87            --                 --             --
          Highest contract charge 1.70% Common Shares        $13.69            --                 --             --
          All contract charges                                   --           759            $10,481             --
2011 (o)  Lowest contract charge 1.30% Common Shares         $10.99            --                 --             --
          Highest contract charge 1.70% Common Shares        $10.90            --                 --             --
          All contract charges                                   --           614            $ 6,730           3.30%
2010 (o)  Lowest contract charge 1.30% Common Shares         $11.82            --                 --             --
          Highest contract charge 1.70% Common Shares        $11.76            --                 --             --
          All contract charges                                   --           227            $ 2,680             --
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $10.62            --                 --             --
          Highest contract charge 1.70% Common Shares (b)    $10.61            --                 --             --
          All contract charges                                   --            --            $     2             --
IVY FUNDS VIP SMALL CAP GROWTH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Common Shares         $17.42            --                 --             --
          Highest contract charge 1.70% Common Shares        $17.13            --                 --             --
          All contract charges                                   --           837            $14,507             --
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $12.31            --                 --             --
          Highest contract charge 1.70% Common Shares (j)    $12.15            --                 --             --
          All contract charges                                   --            99            $ 1,218             --
2012 (o)  Lowest contract charge 1.30% Common Shares         $12.31            --                 --             --
          Highest contract charge 1.70% Common Shares        $12.15            --                 --             --
          All contract charges                                   --           490            $ 6,003             --
2011 (o)  Lowest contract charge 1.30% Common Shares         $11.86            --                 --             --
          Highest contract charge 1.70% Common Shares        $11.76            --                 --             --
          All contract charges                                   --           497            $ 5,876           0.82%
2010 (o)  Lowest contract charge 1.30% Common Shares         $13.44            --                 --             --
          Highest contract charge 1.70% Common Shares        $13.38            --                 --             --
          All contract charges                                   --           279            $ 3,472             --
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $10.57            --                 --             --
          Highest contract charge 1.70% Common Shares (b)    $10.56            --                 --             --
          All contract charges                                   --            --            $     3             --

--------
  TOTAL
RETURN***
---------

Lowest contract charge 1.30% Common Shares (j)      1.43%
Highest contract charge 1.70% Common Shares (j)     1.24%
All contract charges
Lowest contract charge 1.30% Common Shares         12.04%
Highest contract charge 1.70% Common Shares        11.69%
All contract charges
Lowest contract charge 1.30% Common Shares         (1.85)%
Highest contract charge 1.70% Common Shares        (2.30)%
All contract charges
Lowest contract charge 1.30% Common Shares         29.82%
Highest contract charge 1.70% Common Shares        29.37%
All contract charges
Lowest contract charge 1.30% Common Shares (b)      1.16%
Highest contract charge 1.70% Common Shares (b)     1.17%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Common Shares         55.35%
Highest contract charge 1.70% Common Shares        53.76%
All contract charges
Lowest contract charge 1.30% Common Shares (j)      9.38%
Highest contract charge 1.70% Common Shares (j)     9.00%
All contract charges
Lowest contract charge 1.30% Common Shares         26.21%
Highest contract charge 1.70% Common Shares        25.60%
All contract charges
Lowest contract charge 1.30% Common Shares         (7.02)%
Highest contract charge 1.70% Common Shares        (7.31)%
All contract charges
Lowest contract charge 1.30% Common Shares         11.30%
Highest contract charge 1.70% Common Shares        10.84%
All contract charges
Lowest contract charge 1.30% Common Shares (b)      2.61%
Highest contract charge 1.70% Common Shares (b)     2.61%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Common Shares         41.51%
Highest contract charge 1.70% Common Shares        40.99%
All contract charges
Lowest contract charge 1.30% Common Shares (j)     (8.88)%
Highest contract charge 1.70% Common Shares (j)    (9.19)%
All contract charges
Lowest contract charge 1.30% Common Shares          3.79%
Highest contract charge 1.70% Common Shares         3.32%
All contract charges
Lowest contract charge 1.30% Common Shares        (11.76)%
Highest contract charge 1.70% Common Shares       (12.11)%
All contract charges
Lowest contract charge 1.30% Common Shares         27.15%
Highest contract charge 1.70% Common Shares        26.70%
All contract charges
Lowest contract charge 1.30% Common Shares (b)      3.02%
Highest contract charge 1.70% Common Shares (b)     3.02%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                 YEAR ENDED DECEMBER 31, 2013
                                                            -------------------------------------------------------------
                                                                       UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                            UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                            ---------- ----------------- ----------------- --------------
JANUS ASPEN SERIES BALANCED PORTFOLIO
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Service Shares (m)     $10.27            --                 --             --
          Highest contract charge 1.25% Service Shares (m)    $10.27            --                 --             --
          All contract charges                                    --             6            $    62           0.29%
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Service Shares (m)     $ 9.94            --                 --             --
          Highest contract charge 1.25% Service Shares (m)    $ 9.94            --                 --             --
          All contract charges                                    --            12            $   116           0.73%
JANUS ASPEN SERIES INTECH U.S. LOW VOLATILLITY PORTFOLIO
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Service Shares (m)     $10.15            --                 --             --
          Highest contract charge 1.25% Service Shares (m)    $10.15            --                 --             --
          All contract charges                                    --             3            $    29           0.88%
JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY PORTFOLIO
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class 2 (m)            $10.10            --                 --             --
          Highest contract charge 1.25% Class 2 (m)           $10.10            --                 --             --
          All contract charges                                    --             1            $    14             --
JPMORGAN INSURANCE TRUST INTREPID GROWTH PORTFOLIO
          Unit Value 1.20% to 1.20%*
    2013  Lowest contract charge 1.20% Class 2 (m)            $10.53            --                 --             --
          Highest contract charge 1.20% Class 2 (m)           $10.53            --                 --             --
          All contract charges                                    --             1            $     8             --
JPMORGAN INSURANCE TRUST MID CAP GROWTH PORTFOLIO
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Class 2 (m)            $10.53            --                 --             --
          Highest contract charge 1.25% Class 2 (m)           $10.53            --                 --             --
          All contract charges                                    --             3            $    30             --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Service Shares         $ 9.63            --                 --             --
          Highest contract charge 1.70% Service Shares        $11.55            --                 --             --
          All contract charges                                    --         5,679            $66,307           1.56%
2012 (n)  Lowest contract charge 1.30% Service Shares (j)     $12.05            --                 --             --
          Highest contract charge 1.70% Service Shares (j)    $11.90            --                 --             --
          All contract charges                                    --           833            $ 9,997           3.48%
2012 (o)  Lowest contract charge 0.65% Service Shares         $ 9.81            --                 --             --
          Highest contract charge 1.70% Service Shares        $11.90            --                 --             --
          All contract charges                                    --         3,427            $41,114           1.73%
2011 (o)  Lowest contract charge 0.65% Service Shares (e)     $ 8.09            --                 --             --
          Highest contract charge 1.70% Service Shares        $ 9.92            --                 --             --
          All contract charges                                    --         2,736            $27,284           2.67%
2010 (o)  Lowest contract charge 1.30% Service Shares         $12.37            --                 --             --
          Highest contract charge 1.70% Service Shares        $12.31            --                 --             --
          All contract charges                                    --         1,064            $13,133           2.91%
2009 (o)  Lowest contract charge 1.30% Service Shares (b)     $10.21            --                 --             --
          Highest contract charge 1.70% Service Shares (b)    $10.21            --                 --             --
          All contract charges                                    --             2            $    23             --
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% VC Shares (m)          $10.09            --                 --             --
          Highest contract charge 1.70% VC Shares             $11.79            --                 --             --

--------
  TOTAL
RETURN***
---------

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Service Shares (m)      2.09%
Highest contract charge 1.25% Service Shares (m)     2.09%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Service Shares (m)     (0.50)%
Highest contract charge 1.25% Service Shares (m)    (0.50)%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Service Shares (m)      0.30%
Highest contract charge 1.25% Service Shares (m)     0.30%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class 2 (m)             1.10%
Highest contract charge 1.25% Class 2 (m)            1.10%
All contract charges

Unit Value 1.20% to 1.20%*
Lowest contract charge 1.20% Class 2 (m)             4.15%
Highest contract charge 1.20% Class 2 (m)            4.15%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class 2 (m)             6.04%
Highest contract charge 1.25% Class 2 (m)            6.04%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Service Shares         (1.83)%
Highest contract charge 1.70% Service Shares        (2.94)%
All contract charges
Lowest contract charge 1.30% Service Shares (j)      5.98%
Highest contract charge 1.70% Service Shares (j)     5.68%
All contract charges
Lowest contract charge 0.65% Service Shares         21.26%
Highest contract charge 1.70% Service Shares        19.96%
All contract charges
Lowest contract charge 0.65% Service Shares (e)    (18.03)%
Highest contract charge 1.70% Service Shares       (19.42)%
All contract charges
Lowest contract charge 1.30% Service Shares         21.16%
Highest contract charge 1.70% Service Shares        20.57%
All contract charges
Lowest contract charge 1.30% Service Shares (b)      0.10%
Highest contract charge 1.70% Service Shares (b)     0.20%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% VC Shares (m)           1.00%
Highest contract charge 1.70% VC Shares              6.41%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO (CONTINUED)
          All contract charges                                   --         1,134            $13,390           8.34%
2012 (n)  Lowest contract charge 1.30% VC Shares (j)         $11.17            --                 --             --
          Highest contract charge 1.70% VC Shares (j)        $11.08            --                 --             --
          All contract charges                                   --           126            $ 1,400          12.49%
2012 (o)  Lowest contract charge 1.30% VC Shares             $11.17            --                 --             --
          Highest contract charge 1.70% VC Shares            $11.08            --                 --             --
          All contract charges                                   --           211            $ 2,337           7.35%
2011 (o)  Lowest contract charge 1.30% VC Shares (e)         $10.06            --                 --             --
          Highest contract charge 1.70% VC Shares (e)        $10.02            --                 --             --
          All contract charges                                   --            82            $   827          15.38%
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% VC Shares             $12.67            --                 --             --
          Highest contract charge 1.70% VC Shares            $12.52            --                 --             --
          All contract charges                                   --           332            $ 4,190           1.17%
2012 (n)  Lowest contract charge 1.30% VC Shares (j)         $ 9.89            --                 --             --
          Highest contract charge 1.70% VC Shares (j)        $ 9.81            --                 --             --
          All contract charges                                   --            82            $   818           2.47%
2012 (o)  Lowest contract charge 1.30% VC Shares             $ 9.89            --                 --             --
          Highest contract charge 1.70% VC Shares            $ 9.81            --                 --             --
          All contract charges                                   --           159            $ 1,552           1.08%
2011 (o)  Lowest contract charge 1.30% VC Shares (e)         $ 8.70            --                 --             --
          Highest contract charge 1.65% VC Shares (e)        $ 8.68            --                 --             --
          All contract charges                                   --           121            $ 1,050           1.75%
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% VC Shares             $12.67            --                 --             --
          Highest contract charge 1.70% VC Shares            $12.52            --                 --             --
          All contract charges                                   --           192            $ 2,423             --
2012 (n)  Lowest contract charge 1.30% VC Shares (j)         $ 9.36            --                 --             --
          Highest contract charge 1.70% VC Shares (j)        $ 9.29            --                 --             --
          All contract charges                                   --            29            $   270           0.22%
2012 (o)  Lowest contract charge 1.30% VC Shares             $ 9.36            --                 --             --
          Highest contract charge 1.70% VC Shares            $ 9.29            --                 --             --
          All contract charges                                   --           119            $ 1,105           0.26%
2011 (o)  Lowest contract charge 1.30% VC Shares (e)         $ 8.31            --                 --             --
          Highest contract charge 1.70% VC Shares (e)        $ 8.28            --                 --             --
          All contract charges                                   --            73            $   603             --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Service Class (m)     $10.18            --                 --             --
          Highest contract charge 1.70% Service Class        $14.88            --                 --             --
          All contract charges                                   --         4,160            $62,430           1.47%
2012 (n)  Lowest contract charge 1.30% Service Class (j)     $12.01            --                 --             --
          Highest contract charge 1.70% Service Class (j)    $11.86            --                 --             --
          All contract charges                                   --           517            $ 6,188           1.06%
2012 (o)  Lowest contract charge 1.30% Service Class         $12.01            --                 --             --
          Highest contract charge 1.70% Service Class        $11.86            --                 --             --
          All contract charges                                   --         1,708            $20,448           1.46%
2011 (o)  Lowest contract charge 1.30% Service Class         $10.50            --                 --             --
          Highest contract charge 1.70% Service Class        $10.41            --                 --             --
          All contract charges                                   --         1,354            $14,175           1.24%
2010 (o)  Lowest contract charge 1.30% Service Class         $10.83            --                 --             --
          Highest contract charge 1.70% Service Class        $10.78            --                 --             --
          All contract charges                                   --           501            $ 5,419           0.32%

--------
  TOTAL
RETURN***
---------

All contract charges
Lowest contract charge 1.30% VC Shares (j)          5.48%
Highest contract charge 1.70% VC Shares (j)         5.12%
All contract charges
Lowest contract charge 1.30% VC Shares             11.03%
Highest contract charge 1.70% VC Shares            10.58%
All contract charges
Lowest contract charge 1.30% VC Shares (e)          0.10%
Highest contract charge 1.70% VC Shares (e)        (0.30)%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% VC Shares             28.11%
Highest contract charge 1.70% VC Shares            27.62%
All contract charges
Lowest contract charge 1.30% VC Shares (j)          0.71%
Highest contract charge 1.70% VC Shares (j)         0.41%
All contract charges
Lowest contract charge 1.30% VC Shares             13.68%
Highest contract charge 1.70% VC Shares            13.15%
All contract charges
Lowest contract charge 1.30% VC Shares (e)        (11.59)%
Highest contract charge 1.65% VC Shares (e)       (11.79)%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% VC Shares             35.36%
Highest contract charge 1.70% VC Shares            34.77%
All contract charges
Lowest contract charge 1.30% VC Shares (j)         (3.80)%
Highest contract charge 1.70% VC Shares (j)        (4.03)%
All contract charges
Lowest contract charge 1.30% VC Shares             12.64%
Highest contract charge 1.70% VC Shares            12.20%
All contract charges
Lowest contract charge 1.30% VC Shares (e)        (15.55)%
Highest contract charge 1.70% VC Shares (e)       (15.85)%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Service Class (m)      0.59%
Highest contract charge 1.70% Service Class        25.46%
All contract charges
Lowest contract charge 1.30% Service Class (j)      5.72%
Highest contract charge 1.70% Service Class (j)     5.42%
All contract charges
Lowest contract charge 1.30% Service Class         14.38%
Highest contract charge 1.70% Service Class        13.93%
All contract charges
Lowest contract charge 1.30% Service Class         (3.05)%
Highest contract charge 1.70% Service Class        (3.43)%
All contract charges
Lowest contract charge 1.30% Service Class          7.33%
Highest contract charge 1.70% Service Class         6.94%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO (CONTINUED)
2009 (o)  Lowest contract charge 1.30% Service Class (b)     $10.09           --                  --             --
          Highest contract charge 1.70% Service Class (b)    $10.08           --                  --             --
          All contract charges                                   --           --             $     3             --
MFS(R) INVESTORS GROWTH STOCK SERIES
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Service Class         $16.92           --                  --             --
          Highest contract charge 1.70% Service Class        $16.64           --                  --             --
          All contract charges                                   --          427             $ 7,193           0.43%
2012 (n)  Lowest contract charge 1.30% Service Class (j)     $13.18           --                  --             --
          Highest contract charge 1.70% Service Class (j)    $13.02           --                  --             --
          All contract charges                                   --           33             $   433           0.20%
2012 (o)  Lowest contract charge 1.30% Service Class         $13.18           --                  --             --
          Highest contract charge 1.70% Service Class        $13.02           --                  --             --
          All contract charges                                   --          309             $ 4,049           0.23%
2011 (o)  Lowest contract charge 1.30% Service Class         $11.45           --                  --             --
          Highest contract charge 1.70% Service Class        $11.35           --                  --             --
          All contract charges                                   --          286             $ 3,267           0.26%
2010 (o)  Lowest contract charge 1.30% Service Class (c)     $11.55           --                  --             --
          Highest contract charge 1.70% Service Class (c)    $11.50           --                  --             --
          All contract charges                                   --          162             $ 1,874           0.07%
MFS(R) INVESTORS TRUST SERIES
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Service Class         $15.37           --                  --             --
          Highest contract charge 1.70% Service Class        $16.30           --                  --             --
          All contract charges                                   --          373             $ 6,157           1.01%
2012 (n)  Lowest contract charge 1.30% Service Class (j)     $12.75           --                  --             --
          Highest contract charge 1.70% Service Class (j)    $12.59           --                  --             --
          All contract charges                                   --           21             $   263           0.61%
2012 (o)  Lowest contract charge 0.65% Service Class         $11.75           --                  --             --
          Highest contract charge 1.70% Service Class        $12.59           --                  --             --
          All contract charges                                   --          287             $ 3,636           0.78%
2011 (o)  Lowest contract charge 0.65% Service Class (e)     $ 9.95           --                  --             --
          Highest contract charge 1.70% Service Class        $10.78           --                  --             --
          All contract charges                                   --          243             $ 2,631           0.85%
2010 (o)  Lowest contract charge 1.30% Service Class (c)     $11.29           --                  --             --
          Highest contract charge 1.70% Service Class (c)    $11.23           --                  --             --
          All contract charges                                   --          111             $ 1,249           0.06%
MFS(R) RESEARCH SERIES
    2013  Unit Value 1.25% to 1.25%*
          Lowest contract charge 1.25% Service Class (m)     $10.49           --                  --             --
          Highest contract charge 1.25% Service Class (m)    $10.49           --                  --             --
          All contract charges                                   --            2             $    17             --
MFS(R) TECHNOLOGY PORFOLIO
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Service Class         $18.21           --                  --             --
          Highest contract charge 1.70% Service Class        $17.91           --                  --             --
          All contract charges                                   --          579             $10,464             --
2012 (n)  Lowest contract charge 1.30% Service Class (j)     $13.69           --                  --             --
          Highest contract charge 1.70% Service Class (j)    $13.52           --                  --             --
          All contract charges                                   --           84             $ 1,144             --
2012 (o)  Lowest contract charge 1.30% Service Class         $13.69           --                  --             --
          Highest contract charge 1.70% Service Class        $13.52           --                  --             --
          All contract charges                                   --          352             $ 4,793             --
2011 (o)  Lowest contract charge 1.30% Service Class         $12.14           --                  --             --
          Highest contract charge 1.70% Service Class        $12.04           --                  --             --
          All contract charges                                   --          297             $ 3,597             --

--------
  TOTAL
RETURN***
---------

Lowest contract charge 1.30% Service Class (b)     (0.79)%
Highest contract charge 1.70% Service Class (b)    (0.88)%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Service Class         28.38%
Highest contract charge 1.70% Service Class        27.80%
All contract charges
Lowest contract charge 1.30% Service Class (j)      2.41%
Highest contract charge 1.70% Service Class (j)     2.20%
All contract charges
Lowest contract charge 1.30% Service Class         15.11%
Highest contract charge 1.70% Service Class        14.71%
All contract charges
Lowest contract charge 1.30% Service Class         (0.87)%
Highest contract charge 1.70% Service Class        (1.30)%
All contract charges
Lowest contract charge 1.30% Service Class (c)     10.63%
Highest contract charge 1.70% Service Class (c)    10.26%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Service Class         30.81%
Highest contract charge 1.70% Service Class        29.47%
All contract charges
Lowest contract charge 1.30% Service Class (j)      4.08%
Highest contract charge 1.70% Service Class (j)     3.79%
All contract charges
Lowest contract charge 0.65% Service Class         18.09%
Highest contract charge 1.70% Service Class        16.79%
All contract charges
Lowest contract charge 0.65% Service Class (e)     (5.42)%
Highest contract charge 1.70% Service Class        (4.01)%
All contract charges
Lowest contract charge 1.30% Service Class (c)      9.51%
Highest contract charge 1.70% Service Class (c)     8.92%
All contract charges

Unit Value 1.25% to 1.25%*
Lowest contract charge 1.25% Service Class (m)      3.96%
Highest contract charge 1.25% Service Class (m)     3.96%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Service Class         33.02%
Highest contract charge 1.70% Service Class        32.47%
All contract charges
Lowest contract charge 1.30% Service Class (j)     (2.42)%
Highest contract charge 1.70% Service Class (j)    (2.66)%
All contract charges
Lowest contract charge 1.30% Service Class         12.77%
Highest contract charge 1.70% Service Class        12.29%
All contract charges
Lowest contract charge 1.30% Service Class         (0.25)%
Highest contract charge 1.70% Service Class        (0.66)%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
MFS(R) TECHNOLOGY PORFOLIO (CONTINUED)
2010 (o)  Lowest contract charge 1.30% Service Class         $12.17             --                 --            --
          Highest contract charge 1.70% Service Class        $12.12             --                 --            --
          All contract charges                                   --            156         $    1,899            --
MFS(R) UTILITIES SERIES
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Service Class (m)     $ 9.93             --                 --            --
          Highest contract charge 1.70% Service Class        $16.17             --                 --            --
          All contract charges                                   --          1,307         $   21,259          2.22%
2012 (n)  Lowest contract charge 1.30% Service Class (j)     $13.86             --                 --            --
          Highest contract charge 1.70% Service Class (j)    $13.68             --                 --            --
          All contract charges                                   --            195         $    2,688          4.45%
2012 (o)  Lowest contract charge 0.65% Service Class         $12.05             --                 --            --
          Highest contract charge 1.70% Service Class        $13.68             --                 --            --
          All contract charges                                   --            652         $    8,995          6.82%
2011 (o)  Lowest contract charge 0.65% Service Class (e)     $10.72             --                 --            --
          Highest contract charge 1.70% Service Class        $12.30             --                 --            --
          All contract charges                                   --            491         $    6,062          3.16%
2010 (o)  Lowest contract charge 1.30% Service Class (c)     $11.80             --                 --            --
          Highest contract charge 1.70% Service Class (c)    $11.74             --                 --            --
          All contract charges                                   --            140         $    1,648          1.49%
MFS(R) VALUE SERIES
          Unit Value 1.20% to 1.25%*
    2013  Lowest contract charge 1.20% Service Class (m)     $10.50             --                 --            --
          Highest contract charge 1.25% Service Class (m)    $10.50             --                 --            --
          All contract charges                                   --             10         $      101            --
MULTIMANAGER AGGRESSIVE EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B               $16.65             --                 --            --
          Highest contract charge 1.70% Class B              $69.12             --                 --            --
          All contract charges                                   --            451         $    8,871          0.14%
2012 (n)  Lowest contract charge 1.30% Class B (j)           $12.30             --                 --            --
          Highest contract charge 1.65% Class B (j)          $12.01             --                 --            --
          All contract charges                                   --              9         $      124          0.36%
2012 (o)  Lowest contract charge 0.95% Class B               $62.92             --                 --            --
          Highest contract charge 1.90% Class B              $48.53             --                 --            --
          All contract charges                                   --         24,945         $  470,489          0.23%
2011 (o)  Lowest contract charge 0.95% Class B               $55.62             --                 --            --
          Highest contract charge 1.90% Class B              $43.32             --                 --            --
          All contract charges                                   --         27,864         $  467,297            --
2010 (o)  Lowest contract charge 0.50% Class B               $67.09             --                 --            --
          Highest contract charge 1.90% Class B              $47.12             --                 --            --
          All contract charges                                   --         31,493         $  579,330          0.61%
2009 (o)  Lowest contract charge 0.50% Class B               $57.33             --                 --            --
          Highest contract charge 1.90% Class B              $40.84             --                 --            --
          All contract charges                                   --         21,905         $  337,968          0.21%
MULTIMANAGER CORE BOND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B               $13.39             --                 --            --
          Highest contract charge 1.70% Class B              $13.68             --                 --            --
          All contract charges                                   --          6,684         $   89,558          1.60%
2012 (o)  Lowest contract charge 1.20% Class B               $15.07             --                 --            --
          Highest contract charge 1.90% Class B              $13.93             --                 --            --
          All contract charges                                   --        107,224         $1,504,061          2.07%
2011 (o)  Lowest contract charge 1.20% Class B               $14.46             --                 --            --
          Highest contract charge 1.90% Class B              $13.47             --                 --            --
          All contract charges                                   --         95,905         $1,295,330          2.58%

--------
  TOTAL
RETURN***
---------

Lowest contract charge 1.30% Service Class         18.62%
Highest contract charge 1.70% Service Class        18.24%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Service Class (m)        --
Highest contract charge 1.70% Service Class        18.20%
All contract charges
Lowest contract charge 1.30% Service Class (j)      6.21%
Highest contract charge 1.70% Service Class (j)     5.88%
All contract charges
Lowest contract charge 0.65% Service Class         12.41%
Highest contract charge 1.70% Service Class        11.22%
All contract charges
Lowest contract charge 0.65% Service Class (e)      4.38%
Highest contract charge 1.70% Service Class         4.77%
All contract charges
Lowest contract charge 1.30% Service Class (c)     12.06%
Highest contract charge 1.70% Service Class (c)    11.49%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Service Class (m)      2.94%
Highest contract charge 1.25% Service Class (m)     2.94%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class B               35.37%
Highest contract charge 1.70% Class B              34.82%
All contract charges
Lowest contract charge 1.30% Class B (j)           (1.91)%
Highest contract charge 1.65% Class B (j)          (2.20)%
All contract charges
Lowest contract charge 0.95% Class B               13.12%
Highest contract charge 1.90% Class B              12.03%
All contract charges
Lowest contract charge 0.95% Class B               (7.18)%
Highest contract charge 1.90% Class B              (8.06)%
All contract charges
Lowest contract charge 0.50% Class B               17.02%
Highest contract charge 1.90% Class B              15.38%
All contract charges
Lowest contract charge 0.50% Class B               36.59%
Highest contract charge 1.90% Class B              34.68%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Class B               (3.67)%
Highest contract charge 1.70% Class B              (4.00)%
All contract charges
Lowest contract charge 1.20% Class B                4.22%
Highest contract charge 1.90% Class B               3.41%
All contract charges
Lowest contract charge 1.20% Class B                4.56%
Highest contract charge 1.90% Class B               3.86%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER CORE BOND (CONTINUED)
2010 (o)  Lowest contract charge 0.50% Class B         $14.74            --                  --            --         5.66%
          Highest contract charge 1.90% Class B        $12.97            --                  --            --         4.18%
          All contract charges                             --        88,517          $1,150,810          2.78%
2009 (o)  Lowest contract charge 0.50% Class B         $13.95            --                  --            --         7.78%
          Highest contract charge 1.90% Class B        $12.45            --                  --            --         6.25%
          All contract charges                             --        83,528          $1,038,056          3.59%
MULTIMANAGER INTERNATIONAL EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $15.81            --                  --            --        16.59%
          Highest contract charge 1.70% Class B        $13.88            --                  --            --        16.15%
          All contract charges                             --           293          $    4,467          1.38%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $13.56            --                  --            --         6.60%
          Highest contract charge 1.65% Class B (j)    $13.13            --                  --            --         6.40%
          All contract charges                             --            14          $      173          2.19%
2012 (o)  Lowest contract charge 1.20% Class B         $12.64            --                  --            --        16.39%
          Highest contract charge 1.90% Class B        $11.69            --                  --            --        15.51%
          All contract charges                             --        27,122          $  351,055          1.40%
2011 (o)  Lowest contract charge 1.20% Class B         $10.86            --                  --            --       (19.02)%
          Highest contract charge 1.90% Class B        $10.12            --                  --            --       (19.55)%
          All contract charges                             --        29,873          $  333,279          1.62%
2010 (o)  Lowest contract charge 0.50% Class B         $14.29            --                  --            --         6.40%
          Highest contract charge 1.90% Class B        $12.58            --                  --            --         4.92%
          All contract charges                             --        32,262          $  445,001          2.96%
2009 (o)  Lowest contract charge 0.50% Class B         $13.43            --                  --            --        29.22%
          Highest contract charge 1.90% Class B        $11.99            --                  --            --        27.38%
          All contract charges                             --        35,009          $  457,905          1.62%
MULTIMANAGER LARGE CAP CORE EQUITY
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $16.50            --                  --            --        32.53%
          Highest contract charge 1.70% Class B        $14.36            --                  --            --        31.99%
          All contract charges                             --           211          $    3,296          0.65%
2012 (o)  Lowest contract charge 1.20% Class B         $11.50            --                  --            --        13.08%
          Highest contract charge 1.80% Class B        $10.76            --                  --            --        12.43%
          All contract charges                             --        11,104          $  130,110          0.58%
2011 (o)  Lowest contract charge 1.20% Class B         $10.17            --                  --            --        (8.46)%
          Highest contract charge 1.80% Class B        $ 9.57            --                  --            --        (9.03)%
          All contract charges                             --        12,186          $  126,553          0.31%
2010 (o)  Lowest contract charge 0.50% Class B         $11.84            --                  --            --        10.97%
          Highest contract charge 1.90% Class B        $10.42            --                  --            --         9.45%
          All contract charges                             --        12,797          $  145,347          0.28%
2009 (o)  Lowest contract charge 0.50% Class B         $10.67            --                  --            --        31.84%
          Highest contract charge 1.90% Class B        $ 9.52            --                  --            --        29.91%
          All contract charges                             --        12,893          $  132,944          1.49%
MULTIMANAGER LARGE CAP VALUE
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $18.47            --                  --            --        30.44%
          Highest contract charge 1.70% Class B (k)    $16.26            --                  --            --        19.73%
          All contract charges                             --           440          $    7,793          1.74%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $14.16            --                  --            --         3.74%
          Highest contract charge 1.65% Class B (j)    $13.71            --                  --            --         3.47%
          All contract charges                             --            17          $      225          1.80%
2012 (o)  Lowest contract charge 0.95% Class B         $13.61            --                  --            --        14.47%
          Highest contract charge 1.90% Class B        $12.24            --                  --            --        13.33%
          All contract charges                             --        24,128          $  325,159          1.17%
2011 (o)  Lowest contract charge 0.95% Class B         $11.89            --                  --            --        (6.45)%
          Highest contract charge 1.90% Class B        $10.80            --                  --            --        (7.30)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER LARGE CAP VALUE (CONTINUED)
          All contract charges                             --        27,292           $322,969           0.99%
2010 (o)  Lowest contract charge 0.50% Class B         $13.24            --                 --             --        12.59%
          Highest contract charge 1.90% Class B        $11.65            --                 --             --        10.95%
          All contract charges                             --        30,723           $390,159           0.87%
2009 (o)  Lowest contract charge 0.50% Class B         $11.76            --                 --             --        22.21%
          Highest contract charge 1.90% Class B        $10.50            --                 --             --        20.51%
          All contract charges                             --        33,976           $386,795           1.82%
MULTIMANAGER MID CAP GROWTH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $20.76            --                 --             --        38.31%
          Highest contract charge 1.70% Class B        $16.12            --                 --             --        37.78%
          All contract charges                             --           548           $ 10,693             --
2012 (n)  Lowest contract charge 1.30% Class B (j)     $15.01            --                 --             --         0.20%
          Highest contract charge 1.70% Class B (j)    $11.70            --                 --             --        (0.09)%
          All contract charges                             --            20           $    293             --
2012 (o)  Lowest contract charge 0.95% Class B         $12.72            --                 --             --        14.39%
          Highest contract charge 1.90% Class B        $11.44            --                 --             --        13.27%
          All contract charges                             --        23,072           $307,702             --
2011 (o)  Lowest contract charge 0.95% Class B         $11.12            --                 --             --        (8.78)%
          Highest contract charge 1.90% Class B        $10.10            --                 --             --        (9.66)%
          All contract charges                             --        24,402           $286,163             --
2010 (o)  Lowest contract charge 0.50% Class B         $12.70            --                 --             --        26.24%
          Highest contract charge 1.90% Class B        $11.18            --                 --             --        24.50%
          All contract charges                             --        27,305           $351,919             --
2009 (o)  Lowest contract charge 0.50% Class B         $10.06            --                 --             --        41.09%
          Highest contract charge 1.90% Class B        $ 8.98            --                 --             --        39.02%
          All contract charges                             --        28,991           $297,480             --
MULTIMANAGER MID CAP VALUE
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $21.34            --                 --             --        33.88%
          Highest contract charge 1.70% Class B        $18.91            --                 --             --        33.26%
          All contract charges                             --           353           $  7,287           0.44%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $15.94            --                 --             --         4.25%
          Highest contract charge 1.70% Class B (j)    $14.19            --                 --             --         4.03%
          All contract charges                             --           353           $    157           0.70%
2012 (o)  Lowest contract charge 0.95% Class B         $15.43            --                 --             --        13.71%
          Highest contract charge 1.90% Class B        $13.88            --                 --             --        12.66%
          All contract charges                             --        23,404           $355,687           0.37%
2011 (o)  Lowest contract charge 0.95% Class B         $13.57            --                 --             --       (14.11)%
          Highest contract charge 1.90% Class B        $12.32            --                 --             --       (14.98)%
          All contract charges                             --        25,568           $343,363           0.02%
2010 (o)  Lowest contract charge 0.50% Class B         $16.46            --                 --             --        24.32%
          Highest contract charge 1.90% Class B        $14.49            --                 --             --        22.59%
          All contract charges                             --        26,265           $412,452           0.77%
2009 (o)  Lowest contract charge 0.50% Class B         $13.24            --                 --             --        43.65%
          Highest contract charge 1.90% Class B        $11.82            --                 --             --        41.61%
          All contract charges                             --        26,843           $341,724           3.10%
MULTIMANAGER MULTI-SECTOR BOND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $11.48            --                 --             --        (2.21)%
          Highest contract charge 1.70% Class B        $27.16            --                 --             --        (2.55)%
          All contract charges                             --           218           $  2,823           3.77%
2012 (o)  Lowest contract charge 0.95% Class B         $33.96            --                 --             --         4.33%
          Highest contract charge 1.90% Class B        $26.43            --                 --             --         3.32%
          All contract charges                             --        39,559           $646,802           2.34%
2011 (o)  Lowest contract charge 0.95% Class B         $32.55            --                 --             --         4.09%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND (CONTINUED)
          Highest contract charge 1.90% Class B        $25.58            --                 --             --         3.06%
          All contract charges                             --        38,474           $614,218           3.81%
2010 (o)  Lowest contract charge 0.50% Class B         $34.87            --                 --             --         6.12%
          Highest contract charge 1.90% Class B        $24.82            --                 --             --         4.64%
          All contract charges                             --        39,770           $619,466           2.62%
2009 (o)  Lowest contract charge 0.50% Class B         $32.86            --                 --             --         9.11%
          Highest contract charge 1.90% Class B        $23.72            --                 --             --         7.55%
          All contract charges                             --        38,177           $578,492           4.60%
MULTIMANAGER SMALL CAP GROWTH
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class B         $ 6.64            --                 --             --        45.93%
          Highest contract charge 1.70% Class B        $10.84            --                 --             --        45.31%
          All contract charges                             --           738           $  6,370             --
2012 (o)  Lowest contract charge 0.95% Class B         $ 8.30            --                 --             --        10.23%
          Highest contract charge 1.80% Class B        $ 7.35            --                 --             --         9.38%
          All contract charges                             --        26,202           $179,471             --
2011 (o)  Lowest contract charge 0.95% Class B         $ 7.53            --                 --             --       (16.43)%
          Highest contract charge 1.80% Class B        $ 6.72            --                 --             --       (17.24)%
          All contract charges                             --        28,274           $177,376             --
2010 (o)  Lowest contract charge 0.50% Class B         $ 9.52            --                 --             --        26.93%
          Highest contract charge 1.90% Class B        $ 8.02            --                 --             --        25.12%
          All contract charges                             --        31,439           $238,081             --
2009 (o)  Lowest contract charge 0.50% Class B         $ 7.50            --                 --             --        33.85%
          Highest contract charge 1.90% Class B        $ 6.41            --                 --             --        32.08%
          All contract charges                             --        32,920           $199,904             --
MULTIMANAGER SMALL CAP VALUE
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $10.46            --                 --             --         4.70%
          Highest contract charge 1.70% Class B        $22.59            --                 --             --        40.31%
          All contract charges                             --           584           $ 11,411           0.75%
2012 (n)  Lowest contract charge 1.30% Class B (j)     $12.93            --                 --             --         3.94%
          Highest contract charge 1.65% Class B (j)    $12.55            --                 --             --         3.72%
          All contract charges                             --             9           $    117           1.05%
2012 (o)  Lowest contract charge 0.95% Class B         $18.04            --                 --             --        15.64%
          Highest contract charge 1.90% Class B        $15.61            --                 --             --        14.53%
          All contract charges                             --        26,271           $381,733           0.57%
2011 (o)  Lowest contract charge 0.95% Class B         $15.60            --                 --             --        (9.88)%
          Highest contract charge 1.90% Class B        $13.63            --                 --             --       (10.74)%
          All contract charges                             --        28,939           $365,540           0.07%
2010 (o)  Lowest contract charge 0.50% Class B         $18.36            --                 --             --        23.89%
          Highest contract charge 1.90% Class B        $15.27            --                 --             --        22.16%
          All contract charges                             --        32,868           $463,526           0.15%
2009 (o)  Lowest contract charge 0.50% Class B         $14.82            --                 --             --        25.82%
          Highest contract charge 1.90% Class B        $12.50            --                 --             --        24.04%
          All contract charges                             --        36,368           $418,772           1.03%
MULTIMANAGER TECHNOLOGY
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class B (m)     $10.67            --                 --             --         6.49%
          Highest contract charge 1.70% Class B        $15.77            --                 --             --        33.31%
          All contract charges                             --           408           $  7,282             --
2012 (o)  Lowest contract charge 0.95% Class B         $12.86            --                 --             --        12.31%
          Highest contract charge 1.80% Class B        $11.70            --                 --             --        11.43%
          All contract charges                             --        28,995           $385,649             --
2011 (o)  Lowest contract charge 0.95% Class B         $11.45            --                 --             --        (5.68)%
          Highest contract charge 1.90% Class B        $10.40            --                 --             --        (6.64)%
          All contract charges                             --        30,531           $363,492             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2010 (o)  Lowest contract charge 0.50% Class B               $12.65            --                 --             --
          Highest contract charge 1.90% Class B              $11.14            --                 --             --
          All contract charges                                   --        32,400           $410,547             --
2009 (o)  Lowest contract charge 0.50% Class B               $10.80            --                                --
          Highest contract charge 1.90% Class B              $ 9.64            --                 --             --
          All contract charges                                   --        33,513           $364,955             --
MUTUAL SHARES SECURITIES FUND
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Class 2 (m)           $10.32            --                 --             --
          Highest contract charge 1.70% Class 2              $14.73            --                 --             --
          All contract charges                                   --           730           $ 10,864           2.26%
2012 (n)  Lowest contract charge 1.30% Class 2 (j)           $11.83            --                 --             --
          Highest contract charge 1.65% Class 2 (j)          $11.70            --                 --             --
          All contract charges                                   --            74           $    870           2.03%
2012 (o)  Lowest contract charge 1.30% Class 2               $11.83            --                 --             --
          Highest contract charge 1.70% Class 2              $11.68            --                 --             --
          All contract charges                                   --           594           $  6,988           2.13%
2011 (o)  Lowest contract charge 1.30% Class 2               $10.49            --                 --             --
          Highest contract charge 1.70% Class 2              $10.40            --                 --             --
          All contract charges                                   --           539           $  5,643           2.86%
2010 (o)  Lowest contract charge 1.30% Class 2 (d)           $10.74            --                 --             --
          Highest contract charge 1.70% Class 2 (d)          $10.70            --                 --             --
          All contract charges                                   --           146           $  1,562           1.66%
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Advisor Class         $ 8.43            --                 --             --
          Highest contract charge 1.70% Advisor Class        $10.16            --                 --             --
          All contract charges                                   --         1,910           $ 19,615           1.59%
2012 (n)  Lowest contract charge 1.30% Advisor Class (j)     $12.27            --                 --             --
          Highest contract charge 1.70% Advisor Class (j)    $12.12            --                 --             --
          All contract charges                                   --           249           $  3,047           2.13%
2012 (o)  Lowest contract charge 0.65% Advisor Class         $ 9.95            --                 --             --
          Highest contract charge 1.70% Advisor Class        $12.12            --                 --             --
          All contract charges                                   --         1,225           $ 14,967           2.46%
2011 (o)  Lowest contract charge 0.65% Advisor Class (e)     $ 9.53            --                 --             --
          Highest contract charge 1.70% Advisor Class        $11.73            --                 --             --
          All contract charges                                   --           900           $ 10,608          14.13%
2010 (o)  Lowest contract charge 1.30% Advisor Class (c)     $12.96            --                 --             --
          Highest contract charge 1.70% Advisor Class (c)    $12.90            --                 --             --
          All contract charges                                   --           316           $  4,086          16.49%
PIMCO EMERGING MARKETS BOND PORTFOLIO
          Unit Value 1.20% to 1.70%*
2013 (p)  Lowest contract charge 1.20% Advisor Class (m)     $ 9.78            --                 --             --
          Highest contract charge 1.70% Advisor Class        $12.22            --                 --             --
          All contract charges                                   --         1,423           $ 17,557           4.90%
2012 (n)  Lowest contract charge 1.30% Advisor Class (j)     $13.55            --                 --             --
          Highest contract charge 1.70% Advisor Class (j)    $13.37            --                 --             --
          All contract charges                                   --           262           $  3,531           3.20%
2012 (o)  Lowest contract charge 0.65% Advisor Class         $11.79            --                 --             --
          Highest contract charge 1.70% Advisor Class        $13.37            --                 --             --
          All contract charges                                   --         1,069           $ 14,427           4.82%
2011 (o)  Lowest contract charge 0.65% Advisor Class (e)     $10.07            --                 --             --
          Highest contract charge 1.70% Advisor Class        $11.55            --                 --             --
          All contract charges                                   --           835           $  9,691           5.23%
2010 (o)  Lowest contract charge 1.30% Advisor Class         $11.11            --                 --             --
          Highest contract charge 1.70% Advisor Class        $11.06            --                 --             --

--------
  TOTAL
RETURN***
---------

Lowest contract charge 0.50% Class B               17.13%
Highest contract charge 1.90% Class B              15.56%
All contract charges
Lowest contract charge 0.50% Class B               57.69%
Highest contract charge 1.90% Class B              55.54%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Class 2 (m)            2.18%
Highest contract charge 1.70% Class 2              26.11%
All contract charges
Lowest contract charge 1.30% Class 2 (j)            5.06%
Highest contract charge 1.65% Class 2 (j)           4.74%
All contract charges
Lowest contract charge 1.30% Class 2               12.77%
Highest contract charge 1.70% Class 2              12.31%
All contract charges
Lowest contract charge 1.30% Class 2               (2.33)%
Highest contract charge 1.70% Class 2              (2.80)%
All contract charges
Lowest contract charge 1.30% Class 2 (d)           10.84%
Highest contract charge 1.70% Class 2 (d)          10.42%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Advisor Class        (15.28)%
Highest contract charge 1.70% Advisor Class       (16.17)%
All contract charges
Lowest contract charge 1.30% Advisor Class (j)      0.57%
Highest contract charge 1.70% Advisor Class (j)     0.33%
All contract charges
Lowest contract charge 0.65% Advisor Class          4.41%
Highest contract charge 1.70% Advisor Class         3.32%
All contract charges
Lowest contract charge 0.65% Advisor Class (e)     (8.80)%
Highest contract charge 1.70% Advisor Class        (9.07)%
All contract charges
Lowest contract charge 1.30% Advisor Class (c)     22.61%
Highest contract charge 1.70% Advisor Class (c)    22.04%
All contract charges

Unit Value 1.20% to 1.70%*
Lowest contract charge 1.20% Advisor Class (m)     (0.10)%
Highest contract charge 1.70% Advisor Class        (8.60)%
All contract charges
Lowest contract charge 1.30% Advisor Class (j)      8.84%
Highest contract charge 1.70% Advisor Class (j)     8.43%
All contract charges
Lowest contract charge 0.65% Advisor Class         17.08%
Highest contract charge 1.70% Advisor Class        15.76%
All contract charges
Lowest contract charge 0.65% Advisor Class (e)      4.90%
Highest contract charge 1.70% Advisor Class         4.43%
All contract charges
Lowest contract charge 1.30% Advisor Class         10.55%
Highest contract charge 1.70% Advisor Class        10.16%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO (CONTINUED)
          All contract charges                                   --           472           $  5,238           4.65%
2009 (o)  Lowest contract charge 1.30% Advisor Class (b)     $10.05            --                 --             --
          Highest contract charge 1.70% Advisor Class (b)    $10.04            --                 --             --
          All contract charges                                   --            10           $     96           0.38%
PIMCO GLOBAL BOND PORTFOLIO (UNHEDGED)
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Advisor Class (m)     $ 9.61            --                 --             --
          Highest contract charge 1.25% Advisor Class (m)    $ 9.61            --                 --             --
          All contract charges                                   --             3           $     33           0.03%
PIMCO REAL RETURN PORTFOLIO
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Advisor Class         $11.24            --                 --             --
          Highest contract charge 1.70% Advisor Class        $11.06            --                 --             --
          All contract charges                                   --         5,735           $ 64,059           1.65%
2012 (n)  Lowest contract charge 1.30% Advisor Class (j)     $12.56            --                 --             --
          Highest contract charge 1.70% Advisor Class (j)    $12.40            --                 --             --
          All contract charges                                   --         1,264           $ 15,803           0.33%
2012 (o)  Lowest contract charge 0.65% Advisor Class         $11.44            --                 --             --
          Highest contract charge 1.70% Advisor Class        $12.40            --                 --             --
          All contract charges                                   --         4,008           $ 50,084           0.98%
2011 (o)  Lowest contract charge 0.65% Advisor Class (e)     $10.60            --                 --             --
          Highest contract charge 1.70% Advisor Class        $11.61            --                 --             --
          All contract charges                                   --         2,919           $ 34,062           1.80%
2010 (o)  Lowest contract charge 1.30% Advisor Class         $10.64            --                 --             --
          Highest contract charge 1.70% Advisor Class        $10.59            --                 --             --
          All contract charges                                   --           940           $  9,982           3.10%
2009 (o)  Lowest contract charge 1.30% Advisor Class (b)     $ 9.98            --                 --             --
          Highest contract charge 1.70% Advisor Class (b)    $ 9.97            --                 --             --
          All contract charges                                   --             7           $     71             --
PIMCO TOTAL RETURN PORTFOLIO
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Advisor Class         $10.59            --                 --             --
          Highest contract charge 1.70% Advisor Class        $11.17            --                 --             --
          All contract charges                                   --        10,535           $118,898           2.11%
2012 (n)  Lowest contract charge 1.30% Advisor Class (j)     $11.75            --                 --             --
          Highest contract charge 1.70% Advisor Class (j)    $11.60            --                 --             --
          All contract charges                                   --         2,030           $ 23,720           1.57%
2012 (o)  Lowest contract charge 0.65% Advisor Class         $10.88            --                 --             --
          Highest contract charge 1.70% Advisor Class        $11.60            --                 --             --
          All contract charges                                   --         6,826           $ 79,827           2.47%
2011 (o)  Lowest contract charge 0.65% Advisor Class (e)     $10.01            --                 --             --
          Highest contract charge 1.70% Advisor Class        $10.78            --                 --             --
          All contract charges                                   --         5,177           $ 56,086           2.56%
2010 (o)  Lowest contract charge 1.30% Advisor Class         $10.64            --                 --             --
          Highest contract charge 1.70% Advisor Class        $10.60            --                 --             --
          All contract charges                                   --         2,268           $ 24,095           8.03%
2009 (o)  Lowest contract charge 1.30% Advisor Class (b)     $ 9.98            --                 --             --
          Highest contract charge 1.70% Advisor Class (b)    $ 9.98            --                 --             --
          All contract charges                                   --             8           $     78             --
PROFUND VP BEAR
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Common Shares         $ 4.21            --                 --             --
          Highest contract charge 1.70% Common Shares        $ 4.14            --                 --             --
          All contract charges                                   --           103           $    432             --
2012 (o)  Lowest contract charge 1.30% Common Shares         $ 5.81            --                 --             --
          Highest contract charge 1.70% Common Shares        $ 5.73            --                 --             --

--------
  TOTAL
RETURN***
---------

All contract charges
Lowest contract charge 1.30% Advisor Class (b)     (0.50)%
Highest contract charge 1.70% Advisor Class (b)    (0.50)%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Advisor Class (m)     (2.54)%
Highest contract charge 1.25% Advisor Class (m)    (2.54)%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Advisor Class        (10.51)%
Highest contract charge 1.70% Advisor Class       (10.81)%
All contract charges
Lowest contract charge 1.30% Advisor Class (j)      4.15%
Highest contract charge 1.70% Advisor Class (j)     3.85%
All contract charges
Lowest contract charge 0.65% Advisor Class          7.92%
Highest contract charge 1.70% Advisor Class         6.80%
All contract charges
Lowest contract charge 0.65% Advisor Class (e)     10.65%
Highest contract charge 1.70% Advisor Class         9.63%
All contract charges
Lowest contract charge 1.30% Advisor Class          6.61%
Highest contract charge 1.70% Advisor Class         6.22%
All contract charges
Lowest contract charge 1.30% Advisor Class (b)     (0.40)%
Highest contract charge 1.70% Advisor Class (b)    (0.40)%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Advisor Class         (2.67)%
Highest contract charge 1.70% Advisor Class        (3.71)%
All contract charges
Lowest contract charge 1.30% Advisor Class (j)      4.35%
Highest contract charge 1.70% Advisor Class (j)     4.04%
All contract charges
Lowest contract charge 0.65% Advisor Class          8.69%
Highest contract charge 1.70% Advisor Class         7.61%
All contract charges
Lowest contract charge 0.65% Advisor Class (e)      2.67%
Highest contract charge 1.70% Advisor Class         1.70%
All contract charges
Lowest contract charge 1.30% Advisor Class          6.61%
Highest contract charge 1.70% Advisor Class         6.21%
All contract charges
Lowest contract charge 1.30% Advisor Class (b)     (0.60)%
Highest contract charge 1.70% Advisor Class (b)    (0.60)%
All contract charges

Unit Value 1.30% to 1.70%*
Lowest contract charge 1.30% Common Shares        (27.54)%
Highest contract charge 1.70% Common Shares       (27.75)%
All contract charges
Lowest contract charge 1.30% Common Shares        (17.59)%
Highest contract charge 1.70% Common Shares       (18.03)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
PROFUND VP BEAR (CONTINUED)
          All contract charges                                   --          123             $   709            --
2011 (o)  Lowest contract charge 1.30% Common Shares         $ 7.05           --                  --            --
          Highest contract charge 1.70% Common Shares        $ 6.99           --                  --            --
          All contract charges                                   --          118             $   827            --
2010 (o)  Lowest contract charge 1.30% Common Shares         $ 7.84           --                  --            --
          Highest contract charge 1.70% Common Shares        $ 7.81           --                  --            --
          All contract charges                                   --           55             $   424            --
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $ 9.67           --                  --            --
          Highest contract charge 1.70% Common Shares (b)    $ 9.66           --                  --            --
          All contract charges                                   --            1             $    11            --
PROFUND VP BIOTECHNOLOGY
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Common Shares         $24.62           --                  --            --
          Highest contract charge 1.70% Common Shares        $24.99           --                  --            --
          All contract charges                                   --          886             $22,376            --
2012 (n)  Lowest contract charge 1.30% Common Shares (j)     $15.29           --                  --            --
          Highest contract charge 1.70% Common Shares (j)    $15.09           --                  --            --
          All contract charges                                   --           77             $ 1,167            --
2012 (o)  Lowest contract charge 1.30% Common Shares         $15.29           --                  --            --
          Highest contract charge 1.70% Common Shares        $15.09           --                  --            --
          All contract charges                                   --          278             $ 4,227            --
2011 (o)  Lowest contract charge 1.30% Common Shares         $11.01           --                  --            --
          Highest contract charge 1.70% Common Shares        $10.91           --                  --            --
          All contract charges                                   --          195             $ 2,142            --
2010 (o)  Lowest contract charge 1.30% Common Shares         $10.47           --                  --            --
          Highest contract charge 1.70% Common Shares        $10.42           --                  --            --
          All contract charges                                   --           71             $   742            --
2009 (o)  Lowest contract charge 1.30% Common Shares (b)     $10.09           --                  --            --
          Highest contract charge 1.70% Common Shares (b)    $10.08           --                  --            --
          All contract charges                                   --           --             $     4            --
PUTNAM VT ABSOLUTE RETURN 500 FUND
    2013  Unit Value 1.25% to 1.25%*
          Lowest contract charge 1.25% Class IB (m)          $10.08           --                  --            --
          Highest contract charge 1.25% Class IB (m)         $10.08           --                  --            --
          All contract charges                                   --           --             $     1            --
SEI VP BALANCED STRATEGY FUND
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class III (m)         $10.02           --                  --            --
          Highest contract charge 1.25% Class III (m)        $10.02           --                  --            --
          All contract charges                                   --            3             $    23            --
SEI VP CONSERVATIVE STRATEGY FUND
    2013  Unit Value 1.25% to 1.25%*
          Lowest contract charge 1.25% Class III (m)         $10.00           --                  --            --
          Highest contract charge 1.25% Class III (m)        $10.00           --                  --            --
          All contract charges                                   --           32             $   324            --
SEI VP MARKET GROWTH STRATEGY FUND
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class III (m)         $10.07           --                  --            --
          Highest contract charge 1.25% Class III (m)        $10.07           --                  --            --
          All contract charges                                   --           45             $   450            --
SEI VP MARKET PLUS STRATEGY FUND
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class III (m)         $10.17           --                  --            --
          Highest contract charge 1.25% Class III (m)        $10.17           --                  --            --
          All contract charges                                   --           30             $   309            --

--------
  TOTAL
RETURN***
---------

All contract charges
Lowest contract charge 1.30% Common Shares        (10.08)%
Highest contract charge 1.70% Common Shares       (10.50)%
All contract charges
Lowest contract charge 1.30% Common Shares        (18.92)%
Highest contract charge 1.70% Common Shares       (19.15)%
All contract charges
Lowest contract charge 1.30% Common Shares (b)     (0.31)%
Highest contract charge 1.70% Common Shares (b)    (0.41)%
All contract charges

Unit Value 0.65% to 1.70%*
Lowest contract charge 0.65% Common Shares         67.37%
Highest contract charge 1.70% Common Shares        65.61%
All contract charges
Lowest contract charge 1.30% Common Shares (j)     16.19%
Highest contract charge 1.70% Common Shares (j)    15.81%
All contract charges
Lowest contract charge 1.30% Common Shares         38.87%
Highest contract charge 1.70% Common Shares        38.31%
All contract charges
Lowest contract charge 1.30% Common Shares          5.16%
Highest contract charge 1.70% Common Shares         4.70%
All contract charges
Lowest contract charge 1.30% Common Shares          3.77%
Highest contract charge 1.70% Common Shares         3.37%
All contract charges
Lowest contract charge 1.30% Common Shares (b)      0.20%
Highest contract charge 1.70% Common Shares (b)     0.10%
All contract charges

Unit Value 1.25% to 1.25%*
Lowest contract charge 1.25% Class IB (m)           0.60%
Highest contract charge 1.25% Class IB (m)          0.60%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class III (m)          0.40%
Highest contract charge 1.25% Class III (m)         0.40%
All contract charges

Unit Value 1.25% to 1.25%*
Lowest contract charge 1.25% Class III (m)            --
Highest contract charge 1.25% Class III (m)           --
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class III (m)          0.80%
Highest contract charge 1.25% Class III (m)         0.80%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Class III (m)          1.60%
Highest contract charge 1.25% Class III (m)         1.60%
All contract charges

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                            YEAR ENDED DECEMBER 31, 2013
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
SEI VP MODERATE STRATEGY FUND
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class III (m)     $10.00            --                 --             --           --
          Highest contract charge 1.25% Class III (m)    $10.00            --                 --             --           --
          All contract charges                               --            34            $   338             --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Class II (m)      $10.29            --                 --             --         2.39%
          Highest contract charge 1.25% Class II (m)     $10.29            --                 --             --         2.39%
          All contract charges                               --            12            $   119           0.63%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class II          $22.45            --                 --             --        49.57%
          Highest contract charge 1.70% Class II         $24.67            --                 --             --        47.99%
          All contract charges                               --         1,580            $39,244             --
2012 (n)  Lowest contract charge 1.30% Class II (j)      $16.89            --                 --             --         8.69%
          Highest contract charge 1.70% Class II (j)     $16.67            --                 --             --         8.32%
          All contract charges                               --           244            $ 4,095             --
2012 (o)  Lowest contract charge 0.65% Class II          $15.01            --                 --             --        30.18%
          Highest contract charge 1.70% Class II         $16.67            --                 --             --        28.73%
          All contract charges                               --           635            $10,683             --
2011 (o)  Lowest contract charge 1.30% Class II          $13.06            --                 --             --         8.92%
          Highest contract charge 1.70% Class II         $12.95            --                 --             --         8.55%
          All contract charges                               --           420            $ 5,467             --
2010 (o)  Lowest contract charge 1.30% Class II (c)      $11.99            --                 --             --        13.87%
          Highest contract charge 1.70% Class II (c)     $11.93            --                 --             --        13.30%
          All contract charges                               --           153            $ 1,827             --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class 2           $10.84            --                 --             --        (2.25)%
          Highest contract charge 1.70% Class 2          $10.66            --                 --             --        (2.65)%
          All contract charges                               --           787            $ 8,472           1.90%
2012 (n)  Lowest contract charge 1.30% Class 2 (j)       $11.09            --                 --             --         1.84%
          Highest contract charge 1.70% Class 2 (j)      $10.95            --                 --             --         1.58%
          All contract charges                               --            61            $   676           0.22%
2012 (o)  Lowest contract charge 1.30% Class 2           $11.09            --                 --             --        11.68%
          Highest contract charge 1.70% Class 2          $10.95            --                 --             --        11.28%
          All contract charges                               --           462            $ 5,098           1.40%
2011 (o)  Lowest contract charge 1.30% Class 2           $ 9.93            --                 --             --       (16.90)%
          Highest contract charge 1.70% Class 2          $ 9.84            --                 --             --       (17.31)%
          All contract charges                               --           478            $ 4,730           0.96%
2010 (o)  Lowest contract charge 1.30% Class 2           $11.95            --                 --             --        16.02%
          Highest contract charge 1.70% Class 2          $11.90            --                 --             --        15.65%
          All contract charges                               --           280            $ 3,345           1.35%
2009 (o)  Lowest contract charge 1.30% Class 2 (b)       $10.30            --                 --             --         1.58%
          Highest contract charge 1.70% Class 2 (b)      $10.29            --                 --             --         1.58%
          All contract charges                               --             2            $    28             --
TEMPLETON FOREIGN SECURITIES FUND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class 2           $13.47            --                 --             --        21.35%
          Highest contract charge 1.70% Class 2          $13.25            --                 --             --        20.89%
          All contract charges                               --           667            $ 8,932           2.32%
2012 (n)  Lowest contract charge 1.30% Class 2 (j)       $11.10            --                 --             --         8.82%
          Highest contract charge 1.70% Class 2 (j)      $10.96            --                 --             --         8.62%
          All contract charges                               --            46            $   519           0.73%
2012 (o)  Lowest contract charge 0.65% Class 2           $10.31            --                 --             --        17.43%
          Highest contract charge 1.70% Class 2          $10.96            --                 --             --        16.22%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

8. Financial Highlights (Continued)

                                                                          YEAR ENDED DECEMBER 31, 2013
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                     UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                     ---------- ----------------- ----------------- -------------- ---------
TEMPLETON FOREIGN SECURITIES FUND (CONTINUED)
          All contract charges                             --           459           $  5,072           3.12%
2011 (o)  Lowest contract charge 0.65% Class 2 (e)     $ 8.78            --                 --             --       (14.26)%
          Highest contract charge 1.70% Class 2        $ 9.43            --                 --             --       (12.20)%
          All contract charges                             --           517           $  4,901           1.78%
2010 (o)  Lowest contract charge 1.30% Class 2 (c)     $10.79            --                 --             --         7.04%
          Highest contract charge 1.70% Class 2 (c)    $10.74            --                 --             --         6.65%
          All contract charges                             --           264           $  2,838           1.29%
TEMPLETON GLOBAL BOND SECURITIES FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class 2         $11.26            --                 --             --         0.90%
          Highest contract charge 1.70% Class 2        $12.45            --                 --             --        (0.08)%
          All contract charges                             --         8,103           $101,747           4.76%
2012 (n)  Lowest contract charge 1.30% Class 2 (j)     $12.62            --                 --             --         7.13%
          Highest contract charge 1.70% Class 2 (j)    $12.46            --                 --             --         6.86%
          All contract charges                             --         1,127           $ 14,152           1.72%
2012 (o)  Lowest contract charge 0.65% Class 2         $11.16            --                 --             --        14.34%
          Highest contract charge 1.70% Class 2        $12.46            --                 --             --        13.17%
          All contract charges                             --         4,781           $ 60,036           6.61%
2011 (o)  Lowest contract charge 0.65% Class 2 (e)     $ 9.76            --                 --             --        (1.21)%
          Highest contract charge 1.70% Class 2        $11.01            --                 --             --        (2.57)%
          All contract charges                             --         3,946           $ 43,690           5.18%
2010 (o)  Lowest contract charge 1.30% Class 2         $11.35            --                 --             --        12.94%
          Highest contract charge 1.70% Class 2        $11.30            --                 --             --        12.44%
          All contract charges                             --         1,492           $ 16,914           0.97%
2009 (o)  Lowest contract charge 1.30% Class 2 (b)     $10.05            --                 --             --         0.20%
          Highest contract charge 1.70% Class 2 (b)    $10.05            --                 --             --         0.20%
          All contract charges                             --             3           $     27             --
TEMPLETON GROWTH SECURITIES FUND
          Unit Value 1.30% to 1.70%*
2013 (p)  Lowest contract charge 1.30% Class 2         $14.59            --                 --             --        29.12%
          Highest contract charge 1.70% Class 2        $14.36            --                 --             --        28.67%
          All contract charges                             --           159           $  2,317           2.47%
2012 (n)  Lowest contract charge 1.30% Class 2 (j)     $11.30            --                 --             --        10.46%
          Highest contract charge 1.70% Class 2 (j)    $11.18            --                 --             --        10.15%
          All contract charges                             --            17           $    194           0.29%
2012 (o)  Lowest contract charge 1.30% Class 2         $11.30            --                 --             --        19.45%
          Highest contract charge 1.70% Class 2        $11.16            --                 --             --        18.98%
          All contract charges                             --           104           $  1,182           2.11%
2011 (o)  Lowest contract charge 1.30% Class 2         $ 9.46            --                 --             --        (8.16)%
          Highest contract charge 1.70% Class 2        $ 9.38            --                 --             --        (8.58)%
          All contract charges                             --            97           $    918           1.40%
2010 (o)  Lowest contract charge 1.30% Class 2 (d)     $10.30            --                 --             --         7.85%
          Highest contract charge 1.70% Class 2 (d)    $10.26            --                 --             --         7.43%
          All contract charges                             --            60           $    619           1.23%
VAN ECK VIP GLOBAL HARD ASSETS FUND
          Unit Value 0.65% to 1.70%*
2013 (p)  Lowest contract charge 0.65% Class S         $10.29            --                 --             --         9.58%
          Highest contract charge 1.70% Class S        $11.72            --                 --             --         8.42%
          All contract charges                             --         2,760           $ 32,721           0.48%
2012 (n)  Lowest contract charge 1.30% Class S (j)     $10.95            --                 --             --        (2.75)%
          Highest contract charge 1.70% Class S (j)    $10.81            --                 --             --        (3.05)%
          All contract charges                             --           581           $  6,332           0.94%
2012 (o)  Lowest contract charge 0.65% Class S         $ 9.39            --                 --             --         2.51%
          Highest contract charge 1.70% Class S        $10.81            --                 --             --         1.41%
          All contract charges                             --         1,801           $ 19,619           0.65%
2011 (o)  Lowest contract charge 0.65% Class S (e)     $ 9.16            --                 --             --       (18.58)%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 70

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

8. Financial Highlights (Concluded)

                                                                                YEAR ENDED DECEMBER 31, 2013
                                                           -------------------------------------------------------------
                                                                      UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT
                                                           UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO**
                                                           ---------- ----------------- ----------------- --------------
VAN ECK VIP GLOBAL HARD ASSETS FUND (CONTINUED)
          Highest contract charge 1.70% Class S              $10.66            --                 --             --
          All contract charges                                   --         1,523            $16,330           0.65%
2010 (o)  Lowest contract charge 1.30% Class S               $13.08            --                 --             --
          Highest contract charge 1.70% Class S              $13.02            --                 --             --
          All contract charges                                   --           588            $ 7,685           0.01%
2009 (o)  Lowest contract charge 1.30% Class S (b)           $10.30            --                 --             --
          Highest contract charge 1.70% Class S (b)          $10.30            --                 --             --
          All contract charges                                   --             1                 --             --
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
    2013  Unit Value 1.20% to 1.25%*
          Lowest contract charge 1.20% Initial Class (m)     $ 9.74            --                 --             --
          Highest contract charge 1.25% Initial Class (m)    $ 9.74            --                 --             --
          All contract charges                                   --             2            $    23             --

--------
  TOTAL
RETURN***
---------

Highest contract charge 1.70% Class S             (18.13)%
All contract charges
Lowest contract charge 1.30% Class S               26.99%
Highest contract charge 1.70% Class S              26.41%
All contract charges
Lowest contract charge 1.30% Class S (b)            1.88%
Highest contract charge 1.70% Class S (b)           1.88%
All contract charges

Unit Value 1.20% to 1.25%*
Lowest contract charge 1.20% Initial Class (m)     (0.61)%
Highest contract charge 1.25% Initial Class (m)    (0.61)%
All contract charges

   ----------
  (a)Units were made available on June 08, 2009.
  (b)Units were made available on December 14, 2009.
  (c)Units were made available on December 14, 2009, but at December 31, 2009 the fund had no units outstanding.
  (d)Units were made available on January 25, 2010
  (e)Units were made available on January 18, 2011.
  (f)Units were made available on February 22, 2011.
  (g)Units were made available on October 10, 2011.
  (h)Invesco Van Kampen V.I. American Franchise Fund replaced Invesco V.I. Leisure Fund due to a fund merger on April 30,2012.On the same date, Invesco V.I. Leisure fund merged into Invesco V.I. Capital Growth Fund, which was then reanamed Invesco Van Kampen V.I. American Franchise Fund.
  (i)Guggenheim V.T. MultiHedge Strategies Fund replaced Rydex | SGI VT Alternative Strategies Allocation Fund due to a fund merger on July 13, 2012. On the same date, "Rydex | SGI Alternative Strategies Fund was renamed Guggenheim Alternative Strategies Fund.
  (j)Units were made available on April 30, 2012.
  (k)Units were made available on February 19, 2013.
  (l)Units were made available on May 20, 2013.
  (m)Units were made available on November 18, 2013.
  (n)The information shown as of and for the year ended December 31, 2012 is for units outstanding of Separate Account No. 70 prior to the transfer of units from Accumulator 11 and Retirement Cornerstone Series from Separate Account No. 49 into Separate Account No. 70 on January 1, 2013.
  (o)The information shown as of and for the year ended December 31, 2012 and earlier is for units outstanding of Separate Account No. 49 prior to the transfer of Accumulator 11 and Retirement Cornerstone Series to Separate Account No. 70 on January 1, 2013.
  (p)The total return ratios for the lowest and highest contract charges represent the ratio of the corresponding unit value for the highest or lowest expense charges in Separate Account No. 70 at December 31, 2013 compared to the corresponding unit value for that expense charge on December 31, 2012 whether the charges and unit values were reported in Separate Account No. 49 or Separate Account No. 70 on December 31,2012.
  * This ratio represents the annual contract expenses consisting of mortality expense, risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invest.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2013 and 2012.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2013, 2012 and 2011............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2013, 2012 and 2011. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2013, 2012 and 2011...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2013, 2012 and 2011.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2014

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                                                      2013        2012
                                                   ----------  ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value.......................................... $   29,419  $   33,607
  Mortgage loans on real estate...................      5,684       5,059
  Equity real estate, held for the production of
   income.........................................          3           4
  Policy loans....................................      3,434       3,512
  Other equity investments........................      1,863       1,643
  Trading securities..............................      4,221       2,309
  Other invested assets...........................      1,353       1,828
                                                   ----------  ----------
   Total investments..............................     45,977      47,962
Cash and cash equivalents.........................      2,283       3,162
Cash and securities segregated, at fair value.....        981       1,551
Broker-dealer related receivables.................      1,539       1,605
Deferred policy acquisition costs.................      3,874       3,728
Goodwill and other intangible assets, net.........      3,703       3,673
Amounts due from reinsurers.......................      3,934       3,847
Loans to affiliates...............................      1,088       1,037
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................      6,747      11,044
Other assets......................................      4,418       5,095
Separate Accounts' assets.........................    108,857      94,139
                                                   ----------  ----------

TOTAL ASSETS...................................... $  183,401  $  176,843
                                                   ==========  ==========

LIABILITIES
Policyholders' account balances................... $   30,340  $   28,263
Future policy benefits and other policyholders
  liabilities.....................................     21,697      22,687
Broker-dealer related payables....................        538         664
Customers related payables........................      1,698       2,562
Amounts due to reinsurers.........................         71          75
Short-term and long-term debt.....................        468         523
Loans from affiliates.............................        825       1,325
Current and deferred income taxes.................      2,813       5,172
Other liabilities.................................      2,653       3,503
Separate Accounts' liabilities....................    108,857      94,139
                                                   ----------  ----------
   Total liabilities..............................    169,960     158,913
                                                   ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding.............          2           2
  Capital in excess of par value..................      5,934       5,992
  Retained earnings...............................      5,205       9,125
  Accumulated other comprehensive income (loss)...       (603)        317
                                                   ----------  ----------
   Total AXA Equitable's equity...................     10,538      15,436
                                                   ----------  ----------
Noncontrolling interest...........................      2,903       2,494
                                                   ----------  ----------
   Total equity...................................     13,441      17,930
                                                   ----------  ----------

TOTAL LIABILITIES AND EQUITY...................... $  183,401  $  176,843
                                                   ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                              2013       2012       2011
                                            --------  ---------  ---------
                                                     (IN MILLIONS)
REVENUES
Universal life and investment-type
  product policy fee income................ $  3,546  $   3,334  $   3,312
Premiums...................................      496        514        533
Net investment income (loss):
  Investment income (loss) from
   derivative instruments..................   (2,866)      (978)     2,374
  Other investment income (loss)...........    2,237      2,316      2,128
                                            --------  ---------  ---------
   Total net investment income (loss)......     (629)     1,338      4,502
                                            --------  ---------  ---------
Investment gains (losses), net:
  Total other-than-temporary impairment
   losses..................................      (81)       (96)       (36)
  Portion of loss recognized in other
   comprehensive income (loss).............       15          2          4
                                            --------  ---------  ---------
   Net impairment losses recognized........      (66)       (94)       (32)
  Other investment gains (losses), net.....      (33)        (3)       (15)
                                            --------  ---------  ---------
     Total investment gains (losses),
       net.................................      (99)       (97)       (47)
                                            --------  ---------  ---------
Commissions, fees and other income.........    3,823      3,574      3,631
Increase (decrease) in the fair value
  of the reinsurance contract asset........   (4,297)       497      5,941
                                            --------  ---------  ---------
     Total revenues........................    2,840      9,160     17,872
                                            --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................    1,691      2,989      4,360
Interest credited to policyholders'
  account balances.........................    1,373      1,166        999
Compensation and benefits..................    1,743      1,672      2,263
Commissions................................    1,160      1,248      1,195
Distribution related payments..............      423        367        303
Amortization of deferred sales
  commissions..............................       41         40         38
Interest expense...........................       88        108        106
Amortization of deferred policy
  acquisition costs........................      580        576      3,620
Capitalization of deferred policy
  acquisition costs........................     (655)      (718)      (759)
Rent expense...............................      169        201        240
Amortization of other intangible assets....       24         24         24
Other operating costs and expenses.........    1,512      1,429      1,359
                                            --------  ---------  ---------
     Total benefits and other deductions...    8,149      9,102     13,748
                                            --------  ---------  ---------

Earnings (loss) from continuing
  operations, before income taxes.......... $ (5,309) $      58  $   4,124
Income tax (expense) benefit...............    2,073        158     (1,298)
                                            --------  ---------  ---------

Net earnings (loss)........................   (3,236)       216      2,826
  Less: net (earnings) loss
   attributable to the noncontrolling
   interest................................     (337)      (121)       101
                                            --------  ---------  ---------

Net Earnings (Loss) Attributable to AXA
  Equitable................................ $ (3,573) $      95  $   2,927
                                            ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                  2013      2012      2011
                                                --------  --------  --------
                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................ $ (3,236) $    216  $  2,826
                                                --------  --------  --------

Other comprehensive income (loss) net of
  income taxes:
   Change in unrealized gains (losses), net
     of reclassification adjustment............   (1,211)      580       366
   Change in defined benefit plans.............      299        26       (74)
                                                --------  --------  --------
     Total other comprehensive income
       (loss), net of income taxes.............     (912)      606       292
                                                --------  --------  --------

Comprehensive income (loss)....................   (4,148)      822     3,118
                                                --------  --------  --------

  Less: Comprehensive (income) loss
   attributable to noncontrolling interest.....     (345)     (113)      122
                                                --------  --------  --------

Comprehensive Income (Loss) Attributable to
  AXA Equitable................................ $ (4,493) $    709  $  3,240
                                                ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                2013       2012       2011
                                             ---------  ---------  ---------
                                                      (IN MILLIONS)
  EQUITY
  AXA Equitable's Equity:
    Common stock, at par value, beginning
     and end of year........................ $       2  $       2  $       2
                                             ---------  ---------  ---------

    Capital in excess of par value,
     beginning of year......................     5,992      5,743      5,593
    Changes in capital in excess of par
     value..................................       (58)       249        150
                                             ---------  ---------  ---------
    Capital in excess of par value, end
     of year................................     5,934      5,992      5,743
                                             ---------  ---------  ---------

    Retained earnings, beginning of year....     9,125      9,392      6,844
    Net earnings (loss).....................    (3,573)        95      2,927
    Stockholder dividends...................      (347)      (362)      (379)
                                             ---------  ---------  ---------
    Retained earnings, end of year..........     5,205      9,125      9,392
                                             ---------  ---------  ---------

    Accumulated other comprehensive
     income (loss), beginning of year.......       317       (297)     (610)
    Other comprehensive income (loss).......      (920)       614        313
                                             ---------  ---------  ---------
    Accumulated other comprehensive
     income (loss), end of year.............      (603)       317       (297)
                                             ---------  ---------  ---------

     TOTAL AXA EQUITABLE'S EQUITY, END OF
       YEAR.................................    10,538     15,436     14,840
                                             ---------  ---------  ---------

  Noncontrolling interest, beginning of
    year....................................     2,494      2,703      3,118
  Purchase of AllianceBernstein Units by
    noncontrolling interest.................        --         --          1
  Purchase of noncontrolling interest in
    consolidated entity.....................        --         --        (31)
  Repurchase of AllianceBernstein Holding
    units...................................       (76)      (145)      (140)
  Net earnings (loss) attributable to
    noncontrolling interest.................       337        121       (101)
  Dividends paid to noncontrolling
    interest................................      (306)      (219)      (312)
  Dividend of AllianceBernstein Units by
    AXA Equitable to AXA Financial..........       113         --         --
  Other comprehensive income (loss)
    attributable to noncontrolling
    interest................................         8         (8)       (21)
  Other changes in noncontrolling interest..       333         42        189
                                             ---------  ---------  ---------

       Noncontrolling interest, end of
         year...............................     2,903      2,494      2,703
                                             ---------  ---------  ---------

  TOTAL EQUITY, END OF YEAR................. $  13,441  $  17,930  $  17,543
                                             =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                               2013       2012        2011
                                            ---------  ----------  ----------
                                                      (IN MILLIONS)
  Net earnings (loss)...................... $  (3,236) $      216  $    2,826
  Adjustments to reconcile net earnings
    (loss) to net cash provided by
    operating activities:
    Interest credited to policyholders'
     account balances......................     1,373       1,166         999
    Universal life and investment-type
     product policy fee income.............    (3,546)     (3,334)     (3,312)
    Net change in broker-dealer and
     customer related receivables/payables.      (740)        383         266
    (Income) loss related to derivative
     instruments...........................     2,866         978      (2,374)
    Change in reinsurance recoverable
     with affiliate........................      (176)       (207)       (242)
    Investment (gains) losses, net.........        99          97          47
    Change in segregated cash and
     securities, net.......................       571        (272)       (170)
    Change in deferred policy acquisition
     costs.................................       (74)       (142)      2,861
    Change in future policy benefits.......      (384)        876       2,110
    Change in current and deferred income
     taxes.................................    (1,754)       (254)      1,226
    Real estate related write-off charges..        56          42           5
    Change in the fair value of the
     reinsurance contract asset............     4,297        (497)     (5,941)
    Amortization of deferred compensation..       159          22         418
    Amortization of deferred sales
     commission............................        41          40          38
    Amortization of reinsurance cost.......       280          47         211
    Other depreciation and amortization....       122         157         146
    Amortization of other intangibles......        24          24          24
    Other, net.............................       180        (122)        (76)
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    operating activities...................       158        (780)       (938)
                                            ---------  ----------  ----------

  Cash flows from investing activities:
    Maturities and repayments of fixed
     maturities and mortgage loans on
     real estate...........................     3,691       3,551       3,435
    Sales of investments...................     3,442       1,951       1,141
    Purchases of investments...............    (7,956)     (7,893)     (7,970)
    Cash settlements related to
     derivative instruments................    (2,500)       (287)      1,429
    Change in short-term investments.......        --          34          16
    Decrease in loans to affiliates........         5           4          --
    Additional loans to affiliates.........       (56)         --          --
    Investment in capitalized software,
     leasehold improvements and EDP
     equipment.............................       (67)        (66)       (104)
    Other, net.............................        12          14          25
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    investing activities...................    (3,429)     (2,692)     (2,028)
                                            ---------  ----------  ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                  (CONTINUED)

                                                2013      2012      2011
                                              --------  --------  --------
                                                      (IN MILLIONS)
    Cash flows from financing activities:
      Policyholders' account balances:
       Deposits.............................. $  5,469  $  5,437  $  4,461
       Withdrawals and transfers to
         Separate Accounts...................   (1,188)     (982)     (821)
      Change in short-term financings........      (55)     (122)      220
      Change in collateralized pledged
       liabilities...........................     (663)     (288)      989
      Change in collateralized pledged
       assets................................      (18)       (5)       99
      Repayment of Loans from Affiliates.....     (500)       --        --
      Capital contribution...................       --       195        --
      Shareholder dividends paid.............     (234)     (362)     (379)
      Repurchase of AllianceBernstein
       Holding units.........................     (113)     (238)     (221)
      Distribution to noncontrolling
       interest in consolidated subsidiaries.     (306)     (219)     (312)
      Other, net.............................       --        (9)        2
                                              --------  --------  --------

    Net cash provided by (used in)
      financing activities...................    2,392     3,407     4,038
                                              --------  --------  --------

    Change in cash and cash equivalents......     (879)      (65)    1,072
    Cash and cash equivalents, beginning of
      year...................................    3,162     3,227     2,155
                                              --------  --------  --------

    Cash and Cash Equivalents, End of Year... $  2,283  $  3,162  $  3,227
                                              ========  ========  ========

    Supplemental cash flow information:
      Interest Paid.......................... $     91  $    107  $    107
                                              ========  ========  ========
      Income Taxes (Refunded) Paid........... $   (214) $    271  $     36
                                              ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products and variable and fixed-interest annuity products principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2013 and 2012, the Company's economic interest in AllianceBernstein was 32.7% and 39.5%, respectively. At December 31, 2013 and 2012, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 63.7% and 65.5%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. Under U.S. GAAP, the accounting for these various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. Under U.S. GAAP, the GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Under U.S. GAAP, gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013 and 2012, respectively, the Insurance Group's General Account held $3 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2013 and 2012, respectively, as reported in the consolidated balance sheet, these investments included $3 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2013 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs"), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2013, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $26 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Consolidations

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2013", "2012" and "2011" refer to the years ended December 31, 2013, 2012 and 2011, respectively.

   Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for interim and annual periods beginning after January 1, 2013 and was applied retrospectively to all comparative prior periods presented. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

      . Consider the receivable impaired when calculating the allowance for credit losses; and

      . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this guidance state that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. An exception to this guidance would be where a net operating loss carryforward or similar tax loss or credit carryforward would not be available under the tax law to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose. In such a case, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective for interim and annual periods beginning after December 15, 2013. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2013 and 2012, the carrying value of COLI was $770 million and $715 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions, including net receipts and payments, are included in "Investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2013 and 2012, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $93 million and $0 million for commercial and $0 million and $2 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2013, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was

   9.0% (6.68)% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.68)% net of product weighted average Separate Account fees) and 0.0% (-2.32% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2013, current projections of future average gross market returns assume a 0.0% annualized return for the next seven quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fifteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2013, the average rate of assumed investment yields, excluding policy loans, was 5.3% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2013, participating policies, including those in the Closed Block, represent approximately 5.2% ($21,194 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2013, 2012 and 2011, investment results of such Separate Accounts were gains (losses) of $19,022 million, $10,110 million and $(2,928) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2013 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2013. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED               OTTI
                                                COST       GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ---------- ---------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516  $   1,387  $     213  $  22,690    $     --
  U.S. Treasury, government and agency.......      3,584         22        477      3,129          --
  States and political subdivisions..........        444         35          2        477          --
  Foreign governments........................        392         46          5        433          --
  Commercial mortgage-backed.................        971         10        265        716          23
  Residential mortgage-backed/(1)/...........        914         34          1        947          --
  Asset-backed/(2)/..........................        132         11          3        140           4
  Redeemable preferred stock.................        883         55         51        887          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     28,836      1,600      1,017     29,419          27

Equity securities............................         37         --          3         34          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2013................... $   28,873  $   1,600  $   1,020  $  29,453    $     27
                                              ==========  =========  =========  =========    ========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,854  $   2,364  $      20  $  23,198    $     --
  U.S. Treasury, government and agency.......      4,664        517          1      5,180          --
  States and political subdivisions..........        445         85         --        530          --
  Foreign governments........................        454         76         --        530          --
  Commercial mortgage-backed.................      1,175         16        291        900          13
  Residential mortgage-backed/(1)/...........      1,864         85         --      1,949          --
  Asset-backed/(2)/..........................        175         12          5        182           5
  Redeemable preferred stock.................      1,089         60         11      1,138          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     30,720      3,215        328     33,607          18

Equity securities............................         23          1         --         24          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2012................... $   30,743  $   3,216  $     328  $  33,631    $     18
                                              ==========  =========  =========  =========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2013 and 2012, respectively, the Company had trading fixed maturities with an amortized cost of $243 million and $194 million and carrying values of $238 million and $202 million. Gross unrealized gains on trading fixed maturities were $2 million and $12 million and gross unrealized losses were $7 million and $4 million for 2013 and 2012, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2013

                                               Amortized
                                                 Cost     Fair Value
                                              ----------- ----------
                                                  (In Millions)
Due in one year or less...................... $       953  $     969
Due in years two through five................       7,786      8,387
Due in years six through ten.................      10,232     10,561
Due after ten years..........................       6,965      6,812
                                              -----------  ---------
   Subtotal..................................      25,936     26,729
Commercial mortgage-backed securities........         971        716
Residential mortgage-backed securities.......         914        947
Asset-backed securities......................         132        140
                                              -----------  ---------
Total........................................ $    27,953  $  28,532
                                              ===========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

                                                    DECEMBER 31,
                                              ------------------------
                                                2013     2012    2011
                                              --------  ------  ------
                                                    (IN MILLIONS)
Proceeds from sales.......................... $  3,220  $  139  $  340
                                              ========  ======  ======
Gross gains on sales......................... $     71  $   13  $    6
                                              ========  ======  ======
Gross losses on sales........................ $    (88) $  (12) $   (9)
                                              ========  ======  ======
Total OTTI................................... $    (81) $  (96) $  (36)
Non-credit losses recognized in OCI..........       15       2       4
                                              --------  ------  ------
Credit losses recognized in earnings (loss).. $    (66) $  (94) $  (32)
                                              ========  ======  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                         2013      2012
                                                                                       --------  --------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................ $   (372) $   (332)
Previously recognized impairments on securities that matured, paid, prepaid or sold...       67        54
Recognized impairments on securities
  impaired to fair value this period/(1)/.............................................       --        --
Impairments recognized this period on
  securities not previously impaired..................................................      (59)      (62)
Additional impairments this period on
  securities previously impaired......................................................       (6)      (32)
Increases due to passage of time on
  previously recorded credit losses...................................................       --        --
Accretion of previously recognized impairments due to increases in expected cash flows       --        --
                                                                                       --------  --------
Balances at December 31,.............................................................. $   (370) $   (372)
                                                                                       ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................ $   (28) $     (12)
   All other.................................     610      2,899
  Equity securities..........................      (3)         1
                                              -------  ---------
Net Unrealized Gains (Losses)................ $   579  $   2,888
                                              =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                     AOCI GAIN
                                                                                                       (LOSS)
                                              NET UNREALIZED                           DEFERRED      RELATED TO
                                                  GAINS                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -------  -------------  -----------  --------------

                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $        (12) $     1    $         4   $        2   $          (5)
Net investment gains (losses) arising during
  the period.................................            (14)      --             --           --             (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            (15)      --             --           --             (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        1             --           --               1
   Deferred income taxes.....................             --       --             --            3               3
   Policyholders liabilities.................             --       --              6           --               6
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2013...................   $        (28) $     2    $        10   $        5   $         (11)
                                                ============  =======    ===========   ==========   =============

BALANCE, JANUARY 1, 2012.....................   $        (47) $     5    $         6   $       12   $         (24)
Net investment gains (losses) arising during
  the period.................................              5       --             --           --               5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             32       --             --           --              32
   Excluded from Net earnings (loss)/(1)/....             (2)      --             --           --              (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --       (4)            --           --              (4)
   Deferred income taxes.....................             --       --             --          (10)            (10)
   Policyholders liabilities.................             --       --             (2)          --              (2)
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2012...................   $        (12) $     1    $         4   $        2   $          (5)
                                                ============  =======    ===========   ==========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                       AOCI GAIN
                                                                                                         (LOSS)
                                              NET UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                                  INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  -----------  ---------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)       --             --           --           (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62        --             --           --               62
   Excluded from Net earnings (loss)/(1)/....             15        --             --           --               15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        72             --           --               72
   Deferred income taxes.....................             --        --             --          651              651
   Policyholders liabilities.................             --        --            358           --              358
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2013...................   $        607  $   (107)    $     (245)   $     (90) $           165
                                                ============  ========     ==========    =========  ===============

BALANCE, JANUARY 1, 2012.....................   $      1,831  $   (207)    $     (385)   $    (433) $           806
Net investment gains (losses) arising during
  the period.................................          1,008        --             --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             59        --             --           --               59
   Excluded from Net earnings (loss)/(1)/....              2        --             --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        28             --           --               28
   Deferred income taxes.....................             --        --             --         (308)            (308)
   Policyholders liabilities.................             --        --           (218)          --             (218)
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2012...................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
                                                ============  ========     ==========    =========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 747 issues at December 31, 2013 and the 402 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------

                                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate..................................   $  4,381    $  (187)   $    248    $   (26)   $  4,629  $    (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645       (477)
  States and political subdivisions..........         36         (2)         --         --          36         (2)
  Foreign governments........................         68         (4)          7         (1)         75         (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559       (265)
  Residential mortgage-backed................        260         (1)          1         --         261         (1)
  Asset-backed...............................          2         --          28         (3)         30         (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311        (51)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  7,654    $  (725)   $    892    $  (292)   $  8,546  $  (1,017)
                                                ========    =======    ========    =======    ========  =========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate..................................   $    562    $    (5)   $    208    $   (15)   $    770  $     (20)
  U.S. Treasury, government and agency.......        513         (1)         --         --         513         (1)
  States and political subdivisions..........         20         --          --         --          20         --
  Foreign governments........................          6         --           2         --           8         --
  Commercial mortgage-backed.................          7         (3)        805       (288)        812       (291)
  Residential mortgage-backed................         27         --           1         --          28         --
  Asset-backed...............................          8         --          36         (5)         44         (5)
  Redeemable preferred stock.................        143         (1)        327        (10)        470        (11)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  1,286    $   (10)   $  1,379    $  (318)   $  2,665  $    (328)
                                                ========    =======    ========    =======    ========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $158 million and $138 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $1,913 million and $2,095 million, or 6.6% and 6.8%, of the $28,836 million and $30,720 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $215 million and $224 million at December 31, 2013 and 2012, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, the Company owned $10 million and $17 million in RMBS backed by subprime residential mortgage loans, and $8 million and $11 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2013 and 2012, respectively, the amortized cost of the Company's trading account securities was $4,225 million and $2,265 million with respective fair values of $4,221 million and $2,309 million. Also at December 31, 2013 and 2012, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $192 million and $58 million and costs of $183 million and $57 million as well as other equity securities with carrying values of $34 million and $24 million and costs of $37 million and $23 million.

   In 2013, 2012 and 2011, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $48 million, $69 million and $(42) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $135 million and $126 million at December 31, 2013 and 2012, respectively. Gross interest income on these loans included in net investment income (loss) totaled $2 million, $7 million and $7 million in 2013, 2012 and 2011, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $8 million and $7 million in 2013, 2012 and 2011, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 5, 2013. On October 10, 2013, this loan was further modified to interest only payments through June 5, 2014, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2013

                                              OUTSTANDING RECORDED INVESTMENT
                                     NUMBER  ----------------------------------
                                    OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                    -------- ---------------- -----------------
                                                   (DOLLARS IN MILLIONS)
Commercial mortgage loans..........        2              126               135

   There were no default payments on the above loans during 2013.

   There were no agricultural troubled debt restructuring mortgage loans in 2013.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2013, 2012 and 2011 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    34  $    32  $    18
   Charge-offs...............................      --       --       --
   Recoveries................................      (2)     (24)      (8)
   Provision.................................      10       26       22
                                              -------  -------  -------
Ending Balance, December 31,................. $    42  $    34  $    32
                                              =======  =======  =======

Ending Balance, December 31,:................
   Individually Evaluated for Impairment..... $    42  $    34  $    32
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2013 and 2012, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2013

                                                         DEBT SERVICE COVERAGE RATIO
                                              --------------------------------------------------
                                                                                           LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
                                              --------- ------- -------- -------- ------- ------ --------
                                                                     (IN MILLIONS)
LOAN-TO-VALUE RATIO:/(2)/
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    285  $   -- $     -- $     --  $   36 $   -- $    321
  50% - 70%..................................       360     573      671      533     135     --    2,272
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               --------  ------ -------- --------  ------ ------ --------

Total Commercial Mortgage Loans..............  $    896  $  573 $    984 $    833  $  303 $  267 $  3,856
                                               ========  ====== ======== ========  ====== ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    185  $   82 $    214 $    410  $  208 $   49 $  1,148
  50% - 70%..................................       127      50      193      164     149     39      722
  70% - 90%..................................        --      --       --       --      --     --       --
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    312  $  132 $    407 $    574  $  357 $   88 $  1,870
                                               ========  ====== ======== ========  ====== ====== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    470  $   82 $    214 $    410  $  244 $   49 $  1,469
  50% - 70%..................................       487     623      864      697     284     39    2,994
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans.........................  $  1,208  $  705 $  1,391 $  1,407  $  660 $  355 $  5,726
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

                                Mortgage Loans by Loan-to-Value and Debt Service
                                                 Coverage Ratios
                                                December 31, 2012

                                                            Debt Service Coverage Ratio
                                              --------------------------------------------------------
                                                                                                Less     Total
                                               Greater  1.8x to  1.5x to   1.2x to   1.0x to    than    Mortgage
                                              than 2.0x  2.0x     1.8x      1.5x      1.2x      1.0x     Loans
Loan-to-Value Ratio:/(2)/                     --------- -------- -------- ---------- -------- -------- ----------
Commercial Mortgage Loans/(1)/                                           (In Millions)
  0% - 50%...................................  $    269 $     21 $     -- $       -- $     27 $     -- $      317
  50% - 70%..................................       370       75      619        655       --       --      1,719
  70% - 90%..................................        61      102      235        445      131       15        989
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Commercial Mortgage Loans..............  $    700 $    198 $    854 $    1,256 $    247 $    180 $    3,435
                                               ======== ======== ======== ========== ======== ======== ==========

Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    179 $     84 $    211 $      308 $    177 $     49 $    1,008
  50% - 70%..................................       122       29      136        188      116       50        641
  70% - 90%..................................        --       --       --          1       --        8          9
  90% plus...................................        --       --       --         --       --       --         --
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Agricultural Mortgage Loans............  $    301 $    113 $    347 $      497 $    293 $    107 $    1,658
                                               ======== ======== ======== ========== ======== ======== ==========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    448 $    105 $    211 $      308 $    204 $     49 $    1,325
  50% - 70%..................................       492      104      755        843      116       50      2,360
  70% - 90%..................................        61      102      235        446      131       23        998
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Mortgage Loans.........................  $  1,001 $    311 $  1,201 $    1,753 $    540 $    287 $    5,093
                                               ======== ======== ======== ========== ======== ======== ==========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS



                                                                                                      TOTAL
                                               30-59   60-89       90 DAYS                          FINANCING
                                               DAYS    DAYS   OR (GREATER THAN)  TOTAL   CURRENT   RECEIVABLES
                                              ------- ------- ----------------- ------- --------- -------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2013
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,856 $       3,856
  Agricultural...............................       5       4                14      23     1,847         1,870
                                              ------- -------           ------- ------- --------- -------------
TOTAL MORTGAGE LOANS......................... $     5 $     4           $    14 $    23 $   5,703 $       5,726
                                              ======= =======           ======= ======= ========= =============

December 31, 2012
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,435 $       3,435
  Agricultural...............................       6       1                10      17     1,641         1,658
                                              ------- -------           ------- ------- --------- -------------
Total Mortgage Loans......................... $     6 $     1           $    10 $    17 $   5,076 $       5,093
                                              ======= =======           ======= ======= ========= =============

                                                     RECORDED
                                                    INVESTMENT
                                              (GREATER THAN) 90 DAYS
                                                       AND
                                                     ACCRUING
                                              ----------------------

DECEMBER 31, 2013
-----------------
  Commercial.................................              $      --
  Agricultural...............................                     14
                                                           ---------
TOTAL MORTGAGE LOANS.........................              $      14
                                                           =========

December 31, 2012
-----------------
  Commercial.................................              $      --
  Agricultural...............................                      9
                                                           ---------
Total Mortgage Loans.........................              $       9
                                                           =========

   The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2013:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       -- $       -- $       --     $         1  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42)    $       139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $      135 $      135 $      (42)    $       139  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2012:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................          2          2         --               3          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $        2 $        2 $       --     $         3  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      170 $      170 $      (34)    $       178  $       10
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $      170 $      170 $      (34)    $       178  $       10
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,596 million and $1,520 million, respectively, at December 31, 2013 and 2012. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $3 million and $0 million, respectively, at December 31, 2013 and 2012. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $170 million and $179 million, respectively, for 2013, 2012 and 2011.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (6 and 3 individual ventures at December 31, 2013 and 2012, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------

                                               (IN MILLIONS)

BALANCE SHEETS
Investments in real estate, at depreciated
  cost....................................... $   231 $   233
Investments in securities, generally at fair
  value......................................     482      54
Cash and cash equivalents....................       7       8
Other assets.................................      14      14
                                              ------- -------
Total Assets................................. $   734 $   309
                                              ======= =======

Borrowed funds-third party................... $   159 $   162
Other liabilities............................      10      11
                                              ------- -------
Total liabilities............................     169     173
                                              ------- -------
Partners' capital............................     565     136
                                              ------- -------
Total Liabilities and Partners' Capital...... $   734 $   309
                                              ======= =======

The Company's Carrying Value in These
  Entities Included Above.................... $   216 $    63
                                              ======= =======


                                               2013   2012    2011
                                              ------ ------ --------

                                                  (IN MILLIONS)

STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....... $   25 $   26 $    111
Net revenues of other limited partnership
  interests..................................     11      3        6
Interest expense-third party.................     --     --     (21)
Other expenses...............................   (22)   (19)     (61)
                                              ------ ------ --------
Net Earnings (Loss).......................... $   14 $   10 $     35
                                              ====== ====== ========

The Company's Equity in Net Earnings (Loss)
  of These Entities Included Above........... $    9 $   18 $     20
                                              ====== ====== ========

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its outlook for future interest rate scenarios for some variable annuities with hedged GMDB and GMIB guarantees, as measured under AXA Equitable's economic hedging framework, leading to a reduction in AXA Equitable's estimate of its interest rate exposure. The reduced interest rate exposure led to AXA Equitable reducing the size of its interest rate hedges, as well as a change to the maturity profile of the hedge instruments. In addition, AXA Equitable began to fully unwind its swap and swaption positions hedging exposure to interest rate volatility completing a full unwind of the related GMDB and GMIB position in the first quarter 2013, and completing the full unwind of swaps and swaptions in the second quarter 2013.

   The Company periodically, including during 2013, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting exposure on SCS, SIO, MSO and IUL products/investment options

   The Company also uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International ("MSCI"), Europe, Australasia and Far East ("EAFE"), MSCI Emerging Markets ("EM") and NASDAQ indices as well as options on Gold, Oil and a Real Estate index for the purpose of hedging crediting rate exposure in its Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products. For the SCS variable annuity product, a portion of the exposure is hedged using asset swaps.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company uses swaptions and swaps to reduce the risk associated with interest margins on these interest-sensitive contracts. At December 31, 2013, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of credit default swaps exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these credit default swaps. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These swap contracts, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent US Treasury bond.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2013

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              --------- ----------- ----------- ---------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   4,935  $       --  $        3   $      (1,434)
  Swaps......................................     1,293          --          51            (316)
  Options....................................     7,506       1,056         593             366

Interest rate contracts:/(1)/
  Floors.....................................     2,400         193          --              (5)
  Swaps......................................     9,823         216         212          (1,010)
  Futures....................................    10,763          --          --            (314)
  Swaptions..................................        --          --          --            (154)

Credit contracts:/(1)/
  Credit default swaps.......................       342          10           1               4

Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       112           1           1              (3)
                                                                                  -------------
   NET INVESTMENT INCOME (LOSS)..............                                            (2,866)
                                                                                  -------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       6,746          --          (4,297)
GIB and GWBL and other features/(2)/.........        --          --          --             265
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --         346            (429)
                                              ---------  ----------  ----------   -------------

Balances, December 31, 2013.................. $  37,174  $    8,222  $    1,207   $      (7,327)
                                              =========  ==========  ==========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO are reported in Policyholders' account balances; MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2012

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (In Millions)
Freestanding derivatives:....................
Equity contracts:/(1)/
  Futures.................................... $  6,189  $       --   $       2   $      (1,058)
  Swaps......................................      965           2          56            (320)
  Options....................................    3,492         443         219              66

Interest rate contracts:/(1)/
  Floors.....................................    2,700         291          --              68
  Swaps......................................   18,239         554         353             402
  Futures....................................   14,033          --          --              84
  Swaptions..................................    7,608         502          --            (220)

Other freestanding contracts:/(1)/
  Foreign currency contracts.................       81           1          --              --
                                                                                 -------------
   Net investment income (loss)..............                                             (978)
                                                                                 -------------

Embedded derivatives:
GMIB reinsurance contracts...................       --      11,044          --             497
GIB and GWBL and other features/(2)/.........       --          --         265              26
                                              --------  ----------   ---------   -------------

Balances, December 31, 2012.................. $ 53,307  $   12,837   $     895   $        (455)
                                              ========  ==========   =========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.

   At December 31, 2013, the Company had open exchange-traded futures positions on the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $194 million. At December 31, 2013, the Company had exchange-traded futures positions on the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $58 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar having initial margin requirements of $6 million. All outstanding equity-based and treasury futures contracts at December 31, 2013 are exchange-traded and net settled daily in cash. Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   Under the ISDA Master Agreement, the Company generally has executed a Credit Support Annex ("CSA") with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as earlier described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2013 and 2012, respectively, the Company held $607 million and $1,165 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012, respectively, were $42 million and $5 million, for which the Company posted collateral of $35 million and $5 million at December 31, 2013 and 2012, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. The Company has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, the Company does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2013

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------

                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,056   $        642   $          414
Interest rate contracts......................          344            211              133
Credit contracts.............................            9             --                9
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           64             --               64
                                              ------------   ------------   --------------
  Total Derivatives..........................        1,473            853              620
Other financial instruments..................          733             --              733
                                              ------------   ------------   --------------
  Other invested assets...................... $      2,206   $        853   $        1,353
                                              ============   ============   ==============

LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        642   $        642   $           --
Interest rate contracts......................          211            211               --
Credit contracts.............................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives..........................          853            853               --
Other financial liabilities..................        2,653             --            2,653
                                              ------------   ------------   --------------
  Other liabilities.......................... $      3,506   $        853   $        2,653
                                              ============   ============   ==============

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2013

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE    FINANCIAL                         NET
                                               BALANCE SHEETS    INSTRUMENTS        CASH          AMOUNTS
                                              ----------------  -------------  --------------  -------------

                                                                      (IN MILLIONS)

Counterparty A...............................    $          46  $          --  $          (46) $          --
Counterparty B...............................               17             --             (17)            --
Counterparty C...............................               28             --             (28)            --
Counterparty D...............................              175             --            (175)            --
Counterparty E...............................               47             --             (47)            --
Counterparty F...............................              (28)            --              28             --
Counterparty G...............................              134           (134)             --             --
Counterparty H...............................                4             --              (4)            --
Counterparty I...............................               (2)            --               2             --
Counterparty J...............................              (12)            --              12             --
Counterparty K...............................               41             --             (38)             3
Counterparty L...............................               72             --             (69)             3
Counterparty M...............................               30             --             (30)            --
Counterparty N...............................               64             --              --             64
Counterparty Q...............................                4             --              (4)            --
                                                 -------------  -------------  --------------  -------------
  Total Derivatives..........................    $         620  $        (134) $         (416) $          70
Other financial instruments..................              733             --              --            733
                                                 -------------  -------------  --------------  -------------
  Other invested assets......................    $       1,353  $        (134) $         (416) $         803
                                                 =============  =============  ==============  =============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2012.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2012

                                                              Gross
                                                Gross        Amounts       Net Amounts
                                               Amounts    Offset in the  Presented in the
                                              Recognized  Balance Sheets  Balance Sheets
                                              ----------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $       444 $          272  $           172
Interest rate contracts......................       1,251            351              900
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................       1,695            623            1,072
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          96             --               96
                                              ----------- --------------  ---------------
  Total Derivatives..........................       1,791            623            1,168
Other financial instruments..................         660             --              660
                                              ----------- --------------  ---------------
  Other invested assets...................... $     2,451 $          623  $         1,828
                                              =========== ==============  ===============

LIABILITIES/(2)/.............................
Description
Derivatives:
Equity contracts............................. $       272 $          272  $            --
Interest rate contracts......................         351            351               --
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................         623            623               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          --             --               --
                                              ----------- --------------  ---------------
  Total Derivatives..........................         623            623               --
Other financial liabilities..................       3,503             --            3,503
                                              ----------- --------------  ---------------
  Other liabilities.......................... $     4,126 $          623  $         3,503
                                              =========== ==============  ===============

  /(1)/Excludes Investment Management segment's $2 million net derivative assets and $106 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $7 million net derivative liability and $13 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2012.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2012

                                                                Collateral (Received)/Held
                                                Net Amounts     -------------------------
                                              Presented in the    Financial                  Net
                                               Balance Sheets    Instruments      Cash     Amounts
                                              ----------------  ------------    -------    --------
                                                                (In Millions)
Counterparty A............................... $             30  $         --    $   (30)   $     --
Counterparty B...............................               32            --        (29)          3
Counterparty C...............................               55            --        (55)         --
Counterparty D...............................              310            --       (310)         --
Counterparty E...............................               38            --        (38)         --
Counterparty F...............................              326            --       (326)         --
Counterparty G...............................               55            --        (55)         --
Counterparty H...............................               (5)           --          5          --
Counterparty I...............................               98            --        (98)         --
Counterparty J...............................               19            --        (19)         --
Counterparty K...............................               15            --         (3)         12
Counterparty L...............................               48           (46)        --           2
Counterparty M...............................               51            --        (51)         --
Counterparty N...............................               96            --         --          96
                                              ----------------    ------------    -------  --------
  Total Derivatives.......................... $          1,168  $        (46)   $(1,009)   $    113
Other financial instruments..................              660            --         --         660
                                              ----------------    ------------    -------  --------
  Other invested assets...................... $          1,828  $        (46)   $(1,009)   $    773
                                              ================    ============    =======  ========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                2013     2012      2011
                                              -------  --------  --------

                                                     (IN MILLIONS)

Fixed maturities............................. $ 1,462  $  1,529  $  1,555
Mortgage loans on real estate................     284       264       241
Equity real estate...........................       1        14        19
Other equity investments.....................     234       189       116
Policy loans.................................     219       226       229
Short-term investments.......................       1        15         5
Derivative investments.......................  (2,866)     (978)    2,374
Broker-dealer related receivables............      14        14        13
Trading securities...........................      48        85       (29)
Other investment income......................      34        33        37
                                              -------  --------  --------
  Gross investment income (loss).............    (569)    1,391     4,560
Investment expenses..........................     (57)      (50)      (55)
Interest expense.............................      (3)       (3)       (3)
                                              -------  --------  --------
Net Investment Income (Loss)................. $  (629) $  1,338  $  4,502
                                              =======  ========  ========

   For 2013, 2012 and 2011, respectively, Net investment income (loss) from derivatives included $(2,829) million, $(232) million and $1,303 million of realized gains (losses) on contracts closed during those periods and $(37) million, $(746) million and $1,071 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)

Fixed maturities............................. $  (75) $  (89) $  (29)
Mortgage loans on real estate................     (7)     (7)    (14)
Other equity investments.....................    (17)    (13)     (4)
Other........................................     --      12      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (99) $  (97) $  (47)
                                              ======  ======  ======

   For 2013, 2012 and 2011, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $8 million, $6 million and $10 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,504 million and $3,472 million at December 31, 2013 and 2012, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2013 and 2012, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $583 million and $561 million at December 31, 2013 and 2012, respectively and the accumulated amortization of these intangible assets was $384 million and $360 million at December 31, 2013 and 2012, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $23 million for 2013, 2012 and 2011, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $25 million.

   At December 31, 2013 and 2012, respectively, net deferred sales commissions totaled $71 million and $95 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2013 net asset balance for each of the next five years is $29 million, $20 million, $15 million, $5 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2013, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5 billion on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $237 million at December 31, 2013 and 2012, respectively. Amortization of capitalized software in 2013 was $119 million including $45 million of accelerated amortization and in 2012 and 2011 amortization of capitalized software was $77 million and $81 million respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                    DECEMBER 31,
                                              -------------------------
                                                  2013         2012
                                              ------------ ------------
                                                    (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $      7,716 $      7,942
Policyholder dividend obligation.............          128          373
Other liabilities............................          144          192
                                              ------------ ------------
Total Closed Block liabilities...............        7,988        8,507
                                              ------------ ------------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,987 and
  $5,245)....................................        5,232        5,741
Mortgage loans on real estate................        1,343        1,255
Policy loans.................................          949        1,026
Cash and other invested assets...............           48           30
Other assets.................................          186          204
                                              ------------ ------------
Total assets designated to the Closed Block..        7,758        8,256
                                              ------------ ------------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......          230          251
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of deferred income tax (expense)
   benefit of $(45) and $(47) and
   policyholder dividend obligation of
   $(128) and $(373).........................           83           87
                                              ------------ ------------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $        313 $        338
                                              ============ ============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
REVENUES:
Premiums and other income.................... $      286  $      316  $      354
Investment income (loss).....................        402         420         438
Net investment gains (losses)................        (11)         (9)        (10)
                                              ----------  ----------  ----------
Total revenues...............................        677         727         782
                                              ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........        637         724         757
Other operating costs and expenses...........          1          --           2
                                              ----------  ----------  ----------
Total benefits and other deductions..........        638         724         759
                                              ----------  ----------  ----------
Net revenues, before income taxes............         39           3          23
Income tax (expense) benefit.................        (14)         (1)         (8)
                                              ----------  ----------  ----------
Net Revenues (Losses)........................ $       25  $        2  $       15
                                              ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    373  $  260
Unrealized investment gains (losses).........     (245)    113
                                              --------  ------
Balances, End of year........................ $    128  $  373
                                              ========  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $    621  $    718
Contractholder bonus interest credits
  deferred...................................       18        30
Amortization charged to income...............     (121)     (127)
                                              --------  --------
Balance, End of Year......................... $    518  $    621
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2013

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  ---------  -------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
   Swaptions..................................         --         --        --         --
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2012

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  --------- --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $        6  $  22,837 $     355 $   23,198
   U.S. Treasury, government and agency.......         --      5,180        --      5,180
   States and political subdivisions..........         --        480        50        530
   Foreign governments........................         --        511        19        530
   Commercial mortgage-backed.................         --         --       900        900
   Residential mortgage-backed/(1)/...........         --      1,940         9      1,949
   Asset-backed/(2)/..........................         --         69       113        182
   Redeemable preferred stock.................        242        881        15      1,138
                                               ----------  --------- --------- ----------
     Subtotal.................................        248     31,898     1,461     33,607
                                               ----------  --------- --------- ----------
  Other equity investments....................         78         --        77        155
  Trading securities..........................        446      1,863        --      2,309
  Other invested assets:
   Short-term investments.....................         --         98        --         98
   Swaps......................................         --        148        --        148
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        224        --        224
   Floors.....................................         --        291        --        291
   Swaptions..................................         --        502        --        502
                                               ----------  --------- --------- ----------
     Subtotal.................................         (2)     1,263        --      1,261
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,289         --        --      2,289
Segregated securities.........................         --      1,551        --      1,551
GMIB reinsurance contracts....................         --         --    11,044     11,044
Separate Accounts' assets.....................     90,751      2,775       224     93,750
                                               ----------  --------- --------- ----------
   Total Assets............................... $   93,810  $  39,350 $  12,806 $  145,966
                                               ==========  ========= ========= ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      -- $     265 $      265
                                               ----------  --------- --------- ----------
   Total Liabilities.......................... $       --  $      -- $     265 $      265
                                               ==========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $21,671 million and $25,591 million or approximately 15.0% and 19.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $7,748 million and $8,016 million or approximately 5.4% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2013 and 2012, respectively, the net fair value of freestanding derivative positions is approximately $617 million and $1,163 million or approximately 86.1% and 92.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.4 million at December 31, 2013 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2013.

   At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 74.5% and 70.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 24.5% and 28.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2013 and 2012, respectively, approximately $970 million and $1,966 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company currently offers indexed investment options in the SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.3% of assets measured at fair value on a recurring basis and primarily include CMBS and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2013 and 2012, respectively, were approximately $150 million and $222 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $787 million and $1,021 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2013 and 2012, respectively. At June 30, 2013, the Company changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $133 million and $447 million at December 31, 2013 and 2012, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2013. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. In 2013, one of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2013 and 2012, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-     ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED       BACKED
                                                ---------  ---------  ---------  ----------  -----------  ---------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2013....................... $     355  $      50  $      19  $      900    $       9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --          --           --         --
     Investment gains (losses), net............         5         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................         7         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        (1)        (3)        (2)         13           (1)         3
Purchases......................................        70         --         --          31           --         --
Issuances......................................        --         --         --          --           --         --
Sales..........................................     (150)        (1)       (17)       (160)          (4)       (22)
Settlements....................................        --         --         --          --           --         --
Transfers into Level 3/(1)/....................        20         --         --          --           --         --
Transfers out of Level 3/(1)/..................      (10)         --         --        (16)           --       (11)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $      --  $      700    $       4  $      83
                                                =========  =========  =========  ==========    =========  =========

BALANCE, JANUARY 1, 2012....................... $     432  $      53  $      22  $      902    $      14  $     172
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --           2           --         --
     Investment gains (losses), net............         4         --         --        (105)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................ $       6  $      --  $      --  $     (103)   $      --  $      --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        15         (1)        --         128           --          4
Purchases......................................        --         --         --          --           --         --
Sales..........................................       (47)        (2)        --         (27)          (5)       (25)
Transfers into Level 3/(1)/....................        17         --         --          --           --         --
Transfers out of Level 3/(1)/..................       (68)        --         (3)         --           --        (38)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $      19  $      900    $       9  $     113
                                                =========  =========  =========  ==========    =========  =========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 REDEEM-                                                      GWBL
                                                  ABLE         OTHER        OTHER       GMIB      SEPARATE  AND OTHER
                                                PREFERRED     EQUITY       INVESTED  REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK   INVESTMENTS/(1)/  ASSETS      ASSET      ASSETS   LIABILITY
                                                --------- ---------------  --------  -----------  --------  ---------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2013.......................  $     15    $         77  $     --  $    11,044  $    224  $     265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              10        --           --        --         --
     Investment gains (losses), net............        --              (7)       --           --        10         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --       (4,496)       --         --
     Policyholders' benefits...................        --              --        --           --        --       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................        --               3        --       (4,496)       10       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........        --              --        --           --        (1)        --
Purchases......................................        --               4        --          237         6         86
Issuances......................................        --              --        --           --        --         --
Sales..........................................        --              (3)       --          (38)       (3)        --
Settlements....................................        --              --        --           --        (2)        --
Transfers into Level 3/(2)/....................        --              --        --           --         3         --
Transfers out of Level 3/(2)/..................        --             (29)       --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2013.....................  $     15    $         52  $     --  $     6,747  $    237  $      --
                                                 ========    ============  ========  ===========  ========  =========

BALANCE, JANUARY 1, 2012.......................  $     14    $         77  $     (2) $    10,547  $    215  $     291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --           --        --         --
     Investment gains (losses), net............        --              --        --           --         8         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --          315        --         --
     Policyholders' benefits...................        --              --        --           --        --        (77)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................  $     --    $         --  $     --  $       315  $      8  $     (77)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........         1              --         2           --        --         --
Purchases......................................        --              --        --          182         6         51
Sales..........................................        --              --        --           --        (2)        --
Settlements....................................        --              --        --           --        (3)        --
Transfers into Level 3/(2)/....................        --              --        --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2012.....................  $     15    $         77  $     --  $    11,044  $    224  $     265
                                                 ========    ============  ========  ===========  ========  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets and liabilities still held at December 31, 2013 and 2012, respectively:

                                                              EARNINGS (LOSS)
                                                ------------------------------------------
                                                                             INCREASE
                                                   NET                   (DECREASE) IN THE
                                                INVESTMENT  INVESTMENT     FAIR VALUE OF             POLICY-
                                                  INCOME       GAINS        REINSURANCE              HOLDERS'
                                                  (LOSS)   (LOSSES), NET     CONTRACTS        OCI    BENEFITS
                                                ---------- ------------- -----------------  -------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2013
STILL HELD AT DECEMBER 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    (2)  $    --
     State and political subdivisions..........         --            --                --       (4)       --
     Foreign governments.......................         --            --                --       --        --
     Commercial mortgage-backed................         --            --                --        6        --
     Asset-backed..............................         --            --                --        4        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $     4   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts..................         --            --            (4,297)      --        --
   Separate Accounts' assets...................         --            10                --       --        --
   GWBL and other features' liability..........         --            --                --       --      (265)
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $       10   $        (4,297) $     4   $  (265)
                                                 =========    ==========   ===============  =======   =======

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    14   $    --
     State and political subdivisions..........         --            --                --       (1)       --
     Foreign governments.......................         --            --                --        1        --
     Commercial mortgage-backed................         --            --                --      124        --
     Asset-backed..............................         --            --                --        3        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $   141   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts                           --            --               497       --        --
   Separate Accounts' assets                            --             8                --       --        --
   GWBL and other features' liability                   --            --                --       --        26
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $        8   $           497  $   141   $    26
                                                 =========    ==========   ===============  =======   =======

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2013 and 2012, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2013

                                 FAIR         VALUATION                   SIGNIFICANT
                                 VALUE        TECHNIQUE                UNOBSERVABLE INPUT               RANGE
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    54 Matrix pricing model    Spread over the industry-specific
                                                                            benchmark yield curve 125 BPS - 550 BPS
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      45 BPS
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       7 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      52 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple
                                                                                    Discount rate    1.2X - 4.9X
                                                                                   Discount years   1.1X - 17.1X
                                                                                                        18.0%
                                                               Discount for lack of marketability         1
                                                                                 and risk factors     50% - 60%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     215 Third party appraisal                 Capitalization rate       5.4%
                                                                         Exit capitalization rate       6.4%
                                                                                    Discount rate       7.4%

                                     11 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 256 BPS - 434 BPS
                                                                                   Inflation rate    0.0% - 2.3%
                                                                                  Discount factor    3.3% - 6.8%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....   6,747 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  7 BPS - 21 BPS
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................      61 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2012

                                 Fair         Valuation                   Significant
                                 Value        Technique                Unobservable Input               Range
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    94 Matrix pricing model
                                                                Spread over the industry-specific
                                                                            benchmark yield curve 125 bps - 650 bps
-------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..     889 Discounted Cash flow                Constant default rate   3.0% - 25.0%
                                                                           Probability of default       55.0%
                                                                                    Loss severity       49.0%
                                                                                    Discount rate  3.72% - 13.42%
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      46 bps
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       8 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 bps - 695 bps
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      38 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple   0.6x - 62.5x
                                                                                    Discount rate   1.0x - 30.6x
                                                                                   Discount years       18.0%
                                                               Discount for lack of marketability       1 - 2
                                                                                 and risk factors   40.0% - 60.0%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     194 Third party appraisal                 Capitalization rate       5.5%
                                                                         Exit capitalization rate       6.6%
                                                                                    Discount rate       7.7%

                                     22 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 275 bps - 586 bps
                                                                                   Inflation rate    2.0% - 3.0%
                                                                                  Discount factor    1.0% - 2.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  11,044 Discounted cash flow                          Lapse Rates    1.5% - 8.0%
                                                                                 Withdrawal Rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  13 bps - 45 bps
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/.................     205 Discounted cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal Rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2013 and 2012, respectively, are approximately $1,088 million and $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 76.2% and 29.3% of total assets classified as Level 3 and represent only 0.8% and 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above at December 31, 2013 and 2012, respectively, are approximately $54 million and $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 18.6% and 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   At December 31, 2012, CMBS classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore excluded from the quantitative disclosures discussed above.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2013 and 2012, are approximately 25.0% and 11.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2013 and 2012, are approximately 8.4% and 7.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2013 and 2012, respectively, are approximately $30 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2013 and 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $10 million and $12 million.

   Separate Accounts' assets classified as Level 3 at December 31, 2013 and 2012, respectively, primarily consist of private equity investments with fair value of approximately $215 million and $198 million, including approximately $219 million and $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $7 million and $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million and $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment at December 31, 2013 and 2012, respectively. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2013 and 2012, respectively, consist of mortgage- and asset-backed securities with fair values of approximately $3 million, $7 million, $4 million and $4 million and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2013 and 2012 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                      FAIR VALUE
                                              CARRYING ----------------------------------------
                                               VALUE   LEVEL 1   LEVEL 2     LEVEL 3    TOTAL
                                              -------- ------- ------------ ---------- --------
                                                                (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Mortgage loans on real estate................ $  5,684  $   -- $         -- $    5,716 $  5,716
Other limited partnership interests..........    1,592      --           --      1,592    1,592
Loans to affiliates..........................    1,088      --          800        398    1,198
Policyholders liabilities: Investment
  contracts..................................    2,435      --           --      2,523    2,523
Long-term debt...............................      200      --          225         --      225
Loans from affiliates........................      825      --          969         --      969

December 31, 2012:
------------------
Mortgage loans on real estate................ $  5,059  $   -- $         -- $    5,249 $  5,249
Other limited partnership interests..........    1,514      --           --      1,514    1,514
Loans to affiliates..........................    1,037      --          784        402    1,186
Policyholders liabilities: Investment
  contracts..................................    2,494      --           --      2,682    2,682
Long-term debt...............................      200      --          236         --      236
Loans from affiliates........................    1,325      --        1,676         --    1,676

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2011................... $  1,265  $  2,311  $  3,576
  Paid guarantee benefits....................     (203)      (47)     (250)
  Other changes in reserve...................      531     1,866     2,397
                                              --------  --------  --------
Balance at December 31, 2011.................    1,593     4,130     5,723
  Paid guarantee benefits....................     (288)      (77)     (365)
  Other changes in reserve...................      467       508       975
                                              --------  --------  --------
Balance at December 31, 2012.................    1,772     4,561     6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013................. $  1,626  $  4,203  $  5,829
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)

Balance at January 1, 2011...................    $      533
  Paid guarantee benefits....................           (81)
  Other changes in reserve...................           264
                                                 ----------
Balance at December 31, 2011.................           716
  Paid guarantee benefits....................          (127)
  Other changes in reserve...................           255
                                                 ----------
Balance at December 31, 2012.................           844
  Paid guarantee benefits....................          (109)
  Other changes in reserve...................            56
                                                 ----------
Balance at December 31, 2013.................    $      791
                                                 ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2013 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                               ----------  --------  -------  ---------  ---------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $   13,121  $    228  $    92  $     393  $  13,834
   Separate Accounts.......................... $   36,658  $  8,551  $ 4,094  $  37,795  $  87,098
  Net amount at risk, gross................... $      270  $    169  $ 2,192  $  10,891  $  13,522
  Net amount at risk, net of amounts
   reinsured.................................. $      270  $    111  $ 1,451  $   4,152  $   5,984
  Average attained age of contractholders.....       50.8      64.5     70.2       65.2       54.6
  Percentage of contractholders over age 70...        8.4%     32.2%    53.0%      33.7%      15.5%
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account............................        N/A       N/A  $    37  $     428  $     465
   Separate Accounts..........................        N/A       N/A  $ 8,349  $  49,109  $  57,458
  Net amount at risk, gross...................        N/A       N/A  $   892  $   1,551  $   2,443
  Net amount at risk, net of amounts
   reinsured..................................        N/A       N/A  $   268  $     369  $     637
  Weighted average years remaining until
   annuitization..............................        N/A       N/A      0.7        3.5        3.3
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

   In the second quarter 2013, the approach for determining the above noted GMIB net amount at risk was updated to be more reflective of the economic exposure to the Company. Previously, the calculation used a current annuitization factor based on the retail pricing basis for single-premium individual annuities, including premium loads and interest margins. The updated approach excludes premium loads and interest margins.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2013, the Company initiated a program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the difference in accounting recognition between the fair value of the reinsurance contract asset and the U.S. GAAP gross reserves and DAC the net impact is an after-tax loss of $20 million, which was recognized in 2013.

   The liability for SCS, SIO, MSO, IUL, GIB and GWBL and other features, not included above, was $346 million at December 31, 2013 and the liability for GIB and GWBL and other features, not included above, was $265 million at December 31, 2012, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------

                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   64,035 $   52,633
Fixed income.................................      3,330      3,748
Balanced.....................................     19,237     19,102
Other........................................        496        543
                                              ---------- ----------
Total........................................ $   87,098 $   76,026
                                              ========== ==========

GMIB:
Equity....................................... $   41,603 $   33,361
Fixed income.................................      2,208      2,335
Balanced.....................................     13,401     12,906
Other........................................        246        264
                                              ---------- ----------
Total........................................ $   57,458 $   48,866
                                              ========== ==========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2013, the total account value and net amount at risk of the hedged variable annuity contracts were $40,319 million and $4,774 million, respectively, with the GMDB feature and $23,346 million and $370 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                                REINSURANCE
                                              DIRECT LIABILITY     CEDED          NET
                                              ---------------- -------------  -----------

                                                               (IN MILLIONS)

Balance at January 1, 2011...................     $        375   $      (231) $       144
  Other changes in reserves..................               95           (31)          64
                                                  ------------   -----------  -----------
Balance at December 31, 2011.................              470          (262)         208
  Other changes in reserves..................               86           (48)          38
                                                  ------------   -----------  -----------
Balance at December 31, 2012.................              556          (310)         246
  Other changes in reserves..................              273          (131)         142
                                                  ------------   -----------  -----------
Balance at December 31, 2013.................     $        829   $      (441) $       388
                                                  ============   ===========  ===========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2013, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.6% and 50.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 32.0% and 41.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2013 and 2012 were $6,747 million and $11,044 million, respectively. The increases (decreases) in estimated fair value were $(4,297) million, $497 million and $5,941 million for 2013, 2012 and 2011, respectively.

   At December 31, 2013 and 2012, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,379 million and $2,465 million, of which $1,920 million and $1,964 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2013 and 2012, affiliated reinsurance recoverables related to insurance contracts amounted to $1,555 million and $1,383 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $70 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2013 and 2012, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $143 million and $160 million at December 31, 2013 and 2012, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2013 and 2012 were $709 million and $752 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Direct premiums.............................. $   848  $   873  $   908
Reinsurance assumed..........................     213      219      210
Reinsurance ceded............................    (565)    (578)    (585)
                                              -------  -------  -------
Premiums..................................... $   496  $   514  $   533
                                              =======  =======  =======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $   247  $   234  $   221
                                              =======  =======  =======
Policyholders' Benefits Ceded................ $   703  $   667  $   510
                                              =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $79 million and $86 million at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, respectively, $1,687 million and $1,704 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                               2013   2012   2011
                                              ------ ------ ------
                                                 (IN MILLIONS)
Incurred benefits related to current year.... $   15 $   16 $   24
Incurred benefits related to prior years.....     10     14     18
                                              ------ ------ ------
Total Incurred Benefits...................... $   25 $   30 $   42
                                              ====== ====== ======

Benefits paid related to current year........ $   19 $   21 $   15
Benefits paid related to prior years.........     13     16     24
                                              ------ ------ ------
Total Benefits Paid.......................... $   32 $   37 $   39
                                              ====== ====== ======

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with
  interest rates of 0.3% and 0.5%)........... $   268 $   323
                                              ------- -------
Total short-term debt........................     268     323
                                              ------- -------

Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200     200
                                              ------- -------
Total long-term debt.........................     200     200
                                              ------- -------
Total Short-term and Long-term Debt.......... $   468 $   523
                                              ======= =======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement ($13 million, as of December 31, 2013). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2013, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2013 and 2012, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit
   AllianceBernstein to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2013, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and matures on December 1, 2018.

   In November 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2013, AXA Equitable repaid this note at par value plus interest accrued to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life") equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $40 million, $37 million and $14 million, respectively, for 2013, 2012 and 2011.

   In 2013, 2012 and 2011, respectively, the Company paid AXA Distribution and its subsidiaries $621 million, $684 million and $641 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $306 million, $348 million and $413 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2013 and 2012, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $5,388 million and $8,888 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2013, 2012 and 2011 related to the UL and no lapse guarantee riders totaled approximately $474 million, $484 million and $484 million, respectively. Ceded claims paid in 2013, 2012 and 2011 were $70 million, $68 million and $31 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2013, 2012 and 2011 totaled approximately $21 million, $21 million and $22 million, respectively. Claims and expenses paid in 2013, 2012 and 2011 were $10 million, $13 million and $14 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $165 million, $161 million and $152 million in 2013, 2012 and 2011, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $24 million, $26 million and $22 million in 2013, 2012 and 2011, respectively. The net receivable (payable) related to these contracts was approximately $(8) million and $8 million at December 31, 2013 and 2012, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Investment advisory and services fees........ $  1,010 $    879 $    831
Distribution revenues........................      455      408      360
Other revenues -- shareholder servicing fees.       91       89       92
Other revenues -- other......................        6        5        6

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors non-qualified defined benefit pension plans.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. In addition, AXA Equitable announced that it will begin providing a company contribution to the AXA Equitable 401(k) Plan as of January 1, 2014. AXA Equitable will also provide an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2013, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $4 million cash contribution to its qualified pension plan in 2013. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2013, no minimum contribution is required to be made in 2014 under ERISA, as amended by the Pension Act. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2014.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Service cost................................. $    40  $    40  $    41
Interest cost................................      99      109      122
Expected return on assets....................    (155)    (146)    (120)
Actuarial (gain) loss........................       1        1       --
Net amortization.............................     155      164      145
Curtailment..................................       3       --       --
                                              -------  -------  -------
Net Periodic Pension Expense................. $   143  $   168  $   188
                                              =======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  2,797  $  2,626
Service cost.................................       32        32
Interest cost................................       99       109
Actuarial (gains) losses.....................     (260)      219
Benefits paid................................     (176)     (187)
Plan amendments and curtailments.............      (29)       (2)
                                              --------  --------
Projected Benefit Obligation, End of Year.... $  2,463  $  2,797
                                              ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $  2,396  $2,093
Actual return on plan assets.................      180     231
Contributions................................        4     265
Benefits paid and fees.......................     (179)   (193)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................    2,401   2,396
PBO..........................................    2,463   2,797
                                              --------  ------
Excess of PBO Over Pension Plan Assets....... $    (62) $ (401)
                                              ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $62 million and $401 million at December 31, 2013 and 2012, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,797 million and $2,396 million, respectively, at December 31, 2012. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,761 million and $2,396 million, respectively, at December 31, 2012. The accumulated benefit obligation for all defined benefit pension plans was $2,463 million and $2,761 million at December 31, 2013 and 2012, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2013 and 2012 that have not yet been recognized as components of net periodic pension cost:

                                                DECEMBER 31,
                                              -----------------
                                                2013     2012
                                              -------- --------
                                                (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $  1,181 $  1,650
Unrecognized prior service cost (credit).....       --        4
                                              -------- --------
  Total...................................... $  1,181 $  1,654
                                              -------- --------

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $115 million and $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2013 and 2012:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              -------  -------
                                                (IN MILLIONS)

Fixed Maturities.............................    49.0%    52.8%
Equity Securities............................    39.1     36.5
Equity real estate...........................     9.3      8.4
Cash and short-term investments..............     1.9      2.3
Other........................................     0.7       --
                                              -------  -------
  Total......................................   100.0%   100.0%
                                              =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2013, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2013, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to minimize downside equity risk, principally using exchange-traded options contracts. As a result of a strategic asset allocation project conducted in the latter half of 2013, the existing equity-hedging program was discontinued in January 2014 at maturity of the underlying positions.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2013 and 2012, respectively.

                                              LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    801 $     -- $    801
  U.S. Treasury, government and agency.......       --      343       --      343
  States and political subdivisions..........       --       16       --       16
  Other structured debt......................       --        6        4       10
Common and preferred equity..................      716      191       --      907
Mutual funds.................................       44       --       --       44
Private real estate investment funds.........       --       --        2        2
Private real estate investment trusts........       --       11      220      231
Cash and cash equivalents....................        1       --       --        1
Short-term investments.......................       23       23       --       46
                                              -------- -------- -------- --------
  Total...................................... $    784 $  1,391 $    226 $  2,401
                                              ======== ======== ======== ========

December 31, 2012:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    849 $     -- $    849
  U.S. Treasury, government and agency.......       --      410       --      410
  States and political subdivisions..........       --       18       --       18
  Other structured debt......................       --       --        5        5
Common and preferred equity..................      751       62       --      813
Mutual funds.................................       35       --       --       35
Private real estate investment funds.........       --       --        3        3
Private real estate investment trusts........       --       11      197      208
Cash and cash equivalents....................       25       --       --       25
Short-term investments.......................       --       30       --       30
                                              -------- -------- -------- --------
  Total...................................... $    811 $  1,380 $    205 $  2,396
                                              ======== ======== ======== ========

   At December 31, 2013, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. At December 31, 2012, assets classified as Level 1, Level 2 and Level 3 comprised approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $2 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2013 and 2012, respectively.

                                                                PRIVATE
                                                              REAL ESTATE  PRIVATE
                                                  FIXED       INVESTMENT  INVESTMENT   COMMON
                                              MATURITIES/(1)/    FUNDS      TRUSTS     EQUITY     TOTAL
                                              --------------  ----------- ---------- ---------- ----------

                                                                     (IN MILLIONS)
Balance at January 1, 2013...................     $        5   $        3 $      197 $       -- $      205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013.........................             --           --         23         --         23
  Purchases/issues...........................             --           --         --         --         --
  Sales/settlements..........................             --           --         --         --         --
  Transfers into/out of Level 3..............            (1)          (1)         --         --        (2)
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2013.................     $        4   $        2 $      220 $       -- $      226
                                                  ==========   ========== ========== ========== ==========

Balance at January 1, 2012...................     $        6   $        4 $      183 $       -- $      193
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2012.........................             --           --         14         --         14
  Sales/settlements..........................            (1)          (1)         --         --        (2)
  Transfers into/out of Level 3..............             --           --         --         --         --
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2012.................     $        5   $        3 $      197 $       -- $      205
                                                  ==========   ========== ========== ========== ==========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2013 and 2012 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2013 and 2012.

                                              2013  2012
                                              ----- -----

Discount rates:
  Benefit obligation......................... 4.50% 3.50%
  Periodic cost.............................. 4.50% 4.25%

Rates of compensation increase:
  Benefit obligation and periodic cost....... 6.00% 6.00%

Expected long-term rates of return on
  pension plan assets (periodic cost)........ 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. Based upon new plan asset allocation targets for 2014 intended to rebalance between the bond and equity portfolios under the long-term investment strategy, the expected long-term rate of return assumed on pension plan assets in the measurement of net periodic cost will be increased to 7.00%.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $12 million and $13 million for 2013, 2012 and 2011, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2014, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2013 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2014.........................................    $      189
2015.........................................           196
2016.........................................           192
2017.........................................           188
2018.........................................           185
Years 2019 - 2023............................           853

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy for retirees. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy did not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2013, 2012 and 2011 for share-based payment arrangements as further described herein are as follows:

                                               2013  2012  2011
                                              -----  ----- ----
                                                (IN MILLIONS)
Performance Unit/Shares...................... $  43  $  24 $  2
Stock Options................................     2      3    4
AXA Shareplan................................    13     18    9
AXA Miles....................................    --      1    1
AllianceBernstein Stock Options..............    (4)     1   21
AllianceBernstein Restricted Units...........   286    148  377
                                              -----  ----- ----
Total Compensation Expenses.................. $ 340  $ 195 $414
                                              =====  ===== ====

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2013, they were granted performance shares under the AXA International Performance Share Plan 2013 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $11 million.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $26 million and $11 million, respectively.

   2011 GRANT. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to AXA Equitable employees. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $6 million, $11 million and $2 million, respectively.

   SETTLEMENT OF 2009 GRANT IN 2011. On March 20, 2011, approximately 831,000 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 164,000 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   For 2013, 2012 and 2011, the Company recognized compensation costs of $43 million, $24 million and $2 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2013 and 2012 was $108 million and $58 million, respectively. Approximately 5.3 million outstanding performance units and shares are at risk to achievement of 2013 performance criteria, primarily representing the performance shares grant of March 22, 2013 for which cumulative average 2013-2014 performance targets will determine the number of performance shares earned and including one-half of the performance unit award granted on March 16, 2012.

   Stock Options

   2013 GRANT. On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $357,000.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $504,000 and $791,000.

   2011 GRANT. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. In addition, approximately 483,000 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of $573,000, $1 million and $2 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2013 follows:

                                                                            Options Outstanding
                                              ------------------------------------------------------------------------------
                                                                                                         AllianceBernstein
                                                                                                              Holding
                                                    AXA Ordinary Shares            AXA ADRs/(3)/               Units
                                              ------------------------------   ---------------------- ----------------------
                                                                Weighted                    Weighted                Weighted
                                                Number          Average          Number     Average     Number      Average
                                              Outstanding       Exercise       Outstanding  Exercise  Outstanding   Exercise
                                              (In 000's)         Price         (In 000's)    Price    (In 000's)     Price
                                              -----------  -----------------   -----------  --------- -----------  ---------

Options outstanding at January 1, 2013.......    18,101.7    (Euro)    21.00       4,990.0  $   20.01     8,553.3  $   39.77
Options granted..............................       486.2    (Euro)    13.81            --  $      --        37.7  $   25.47
Options exercised............................      (527.8)   (Euro)    12.15      (3,022.6) $   17.74      (887.6) $   17.05
Options forfeited, net.......................      (490.4)   (Euro)    19.27        (145.5) $   22.01      (602.4) $   60.10
Options expired..............................          --                 --           7.9         --       (26.9) $   36.50
                                               ----------                      -----------             ----------
Options Outstanding at December 31, 2013.....    17,569.7    (Euro)    21.00       1,829.8  $   23.60     7,074.1  $   40.82
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 8,120.6              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        4.24                             1.28                    4.9
                                               ==========                      ===========             ==========
Options Exercisable at December 31, 2013.....    13,599.8    (Euro)    23.12       1,820.1  $   23.66     4,684.5      34.97
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 7,967.9              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.35                             1.26                    4.8
                                               ==========                      ===========             ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2013 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2013 was $54 million. The intrinsic value related to employee exercises of stock options during 2013, 2012 and 2011 were $14 million, $5 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of $5 million, $2 million, and $1 million, respectively, for the periods then ended. In 2013, 2012 and 2011, windfall tax benefits of approximately $5 million, $2 million and $1 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2013, AXA Financial held approximately 351,000 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of $24.73 per share, of which approximately 302,000 were designated to fund future exercises of outstanding stock options and approximately 49,000 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2013, 2012 and 2011, respectively.

                                                    AXA Ordinary Shares         AllianceBernstein Holding Units
                                              -------------------------------  --------------------------------
                                                 2013       2012       2011        2013        2012      2011
                                              ---------  ---------  ---------  ------------  --------  --------

Dividend yield...............................      7.52%      7.54%      7.00%    8.0 - 8.3%     6.20%   5.40%
Expected volatility..........................     31.27%     39.89%     33.90%  49.7 - 49.8%    49.20%  47.30%
Risk-free interest rates.....................      1.34%      1.80%      3.13%    0.8 - 1.7%     0.70%   1.9%
Expected life in years.......................       7.7        5.6        6.4           6.0       6.0     6.0
Weighted average fair value per option at
  grant date................................. $    1.79  $    2.48  $    2.49  $       5.44  $   3.67  $   5.98

   For 2013, 2012 and 2011, the Company recognized compensation costs (credits) for employee stock options of $(2) million, $4 million and $25 million, respectively. As of December 31, 2013, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.5 years.

   Restricted Awards.

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2013, 2012 and 2011, respectively, the Company recognized compensation costs of $286 million, $148 million and $377 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2013, approximately 22.3 million restricted shares and Holding units remain unvested. At December 31, 2013, approximately $48 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.2 years.

   The following table summarizes unvested restricted stock activity for 2013.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------

Unvested as of January 1, 2013...............    177,001   $  27.23
Granted......................................     11,613   $  13.97
Vested.......................................    117,235   $  33.91
Forfeited....................................         --         --
                                               ---------
Unvested as of December 31, 2013.............     71,379   $  14.09
                                               =========

   Restricted stock vested in 2013, 2012 and 2011 had aggregate vesting date fair values of approximately $1 million, $1 million and $2 million, respectively.

   AXA Shareplan

   In 2013, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2013. Eligible employees could have reserved a share purchase during the reservation period from September 2, 2013 through September 17, 2013 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2013 through October 31, 2013. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2013 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $19.85 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 12.95% formula discounted price of $21.59 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2013 which is July 1, 2018. All subscriptions became binding and irrevocable at October 31, 2013.

   The Company recognized compensation expense of $13 million in 2013, $18 million in 2012 and $9 million in 2011 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2013, 2012 and 2011 primarily invested under Investment Option B for the purchase of approximately 5 million, 8 million and 9 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $278,000 and $538,000.

   AXA MILES PROGRAM 2007. On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represented the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,000 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, the Company recognized compensation expense of approximately $1 million in respect of this grant of AXA Miles.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2013 and 2012, AllianceBernstein purchased 5.2 million and 15.7 million Holding units for $111 million and $239 million respectively. These amounts reflect open-market purchases of 1.9 million and 12.3 million Holding units for $39 million and $182 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 13.9 million (including 6.5 million restricted Holding units granted in December 2013 for 2013 year-end rewards and 6.5 million granted in January 2013 for 2012 year-end awards). During 2012, AllianceBernstein granted to employees and Eligible Directors 12.1 million restricted Holding awards (including
   8.7 million granted in January 2012 for 2011 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In December 2013, AB Holding newly issued 3.9 million Holding units to fund the restricted Holding units awards granted in December 2013.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $156 million, $147 million and $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) for 2013, 2012 and 2011, respectively. The cost of the 2013 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2013, 248,281 options to buy Holding units had been granted and 38 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 22 million Holding units were available for grant as of December 31, 2013.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                2013     2012      2011
                                              -------- -------  ---------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    197 $  (233) $      40
  Deferred (expense) benefit.................    1,876     391     (1,338)
                                              -------- -------  ---------
Total........................................ $  2,073 $   158  $  (1,298)
                                              ======== =======  =========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2013     2012      2011
                                              --------  ------  ---------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  1,858  $  (20) $  (1,443)
Noncontrolling interest......................      101      37        (36)
Separate Accounts investment activity........      122      94         83
Non-taxable investment income (loss).........       20      24          8
Adjustment of tax audit reserves.............      (14)     (2)        (7)
State income taxes...........................       (6)      7          7
AllianceBernstein Federal and foreign taxes..        2      10        (13)
Tax settlement...............................       --      --         84
Other........................................      (10)      8         19
                                              --------  ------  ---------
Income tax (expense) benefit................. $  2,073  $  158  $  (1,298)
                                              ========  ======  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   The U.S. Department of the Treasury 2013-2014 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling with respect to the calculation of the Separate Account dividends received deduction ("DRD"). The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2013   December 31, 2012
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   104   $      -- $   207   $      --
Reserves and reinsurance.....................      --         688      --       2,419
DAC..........................................      --       1,016      --         960
Unrealized investment gains or losses........      --          85      --         739
Investments..................................      --       1,410      --       1,137
Alternative minimum tax credits..............      --          --     157          --
Net operating losses.........................     492          --      --          --
Other........................................       7          --      --          57
                                              -------   --------- -------   ---------
Total........................................ $   603   $   3,199 $   364   $   5,312
                                              =======   ========= =======   =========

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2013, $238 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2013, of the total amount of unrecognized tax benefits, $568 million would affect the effective rate. At December 31, 2012, of the total amount of unrecognized tax benefits, $522 million would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2013 and 2012 were $120 million and $105 million, respectively. For 2013, 2012 and 2011, respectively, there were $15 million, $4 million and $14 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2013     2012      2011
                                              -------  --------  --------
                                                     (IN MILLIONS)
Balance at January 1,........................ $   573  $    453  $    434
Additions for tax positions of prior years...      57       740       337
Reductions for tax positions of prior years..     (38)     (620)     (235)
Additions for tax positions of current year..      --        --         1
Settlements with tax authorities.............      --        --       (84)
                                              -------  --------  --------
Balance at December 31,...................... $   592  $    573  $    453
                                              =======  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Unrealized gains (losses) on investments..... $    141 $  1,352 $    772
Defined benefit pension plans................    (757)  (1,056)  (1,082)
                                              -------- -------- --------
Total accumulated other comprehensive income
  (loss).....................................    (616)      296    (310)
                                              -------- -------- --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................       13       21       13
                                              -------- -------- --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $  (603) $    317 $  (297)
                                              ======== ======== ========

   The components of OCI for the past three years, net of tax, follow:

                                                 2013     2012    2011
                                              ---------  ------ --------

                                                    (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $  (1,550) $  658 $    571
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......        49      59       18
                                              ---------  ------ --------
Net unrealized gains (losses) on investments.   (1,501)     717      589
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................       290   (137)    (223)
                                              ---------  ------ --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $654 million,
  $(318) million and $(193) million).........   (1,211)     580      366
                                              ---------  ------ --------
Change in defined benefit plans:
  Net gain (loss) arising during the year....       198    (82)    (169)
  Prior service cost arising during the year.        --       1       --
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...........       101     106       94
   Amortization of net prior service credit
     included in net periodic cost...........        --       1        1
                                              ---------  ------ --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $161 million, $14 million and $(40)
  million)...................................       299      26     (74)
                                              ---------  ------ --------
Total other comprehensive income (loss), net
  of income taxes............................     (912)     606      292
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest....       (8)       8       21
                                              ---------  ------ --------

Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.............. $   (920)  $  614 $    313
                                              =========  ====== ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(26) million, $(32) million and $(10) million for 2013, 2012 and 2011, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(54) million, $(58) million and $(51) million for 2013, 2012 and 2011, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2013, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2014, $200 million for 2015, $0 million for 2016 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2014 and the four successive years are $217 million, $216 million, $209 million, $208 million, $192 million and $1,232 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2014 and the four successive years is $41 million, $48 million, $47 million, $48 million, $48 million and $316 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2013, 2012 and 2011, respectively, AXA Equitable recorded $85 million, $30 million and $55 million pre-tax charges related to severance and lease costs. The amounts recorded in 2013 included a pre-tax charge of $52 million related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                  DECEMBER 31,
                                              --------------------
                                               2013   2012   2011
                                              ------ ------ ------

                                                 (IN MILLIONS)
Balance, beginning of year................... $   52 $   44 $   11
Additions....................................    140     54     79
Cash payments................................   (66)   (46)   (43)
Other reductions.............................    (4)     --    (3)
                                              ------ ------ ------
Balance, End of Year......................... $  122 $   52 $   44
                                              ====== ====== ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2013 and 2012, respectively, AllianceBernstein recorded a $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2013, these arrangements include commitments by the Company to provide equity financing of $504 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2013. The Company had $595 million of commitments under existing mortgage loan agreements at December 31, 2013.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($6,805 million at December 31, 2013) and/or letters of credit ($3,251 million at December 31, 2013). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2013, AllianceBernstein had funded $25 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2013, AllianceBernstein had funded $12 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2013, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the New York State Department of Financial Services (the "NYSDFS") to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable filed a number of reports with the NYSDFS related to its request and has completed the process. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   AXA Equitable is responding to requests for information and documents from the Consumer Protection Division of the NYDFS relating to the AXA Tactical Manager ("ATM") volatility management tool strategy. The inquiry relates to whether we failed to comply with certain provisions of New York Insurance law with respect to the implementation of the ATM strategy. The NYDFS has informed AXA Equitable that it intends to seek a penalty for what it considers a failure to comply with such provisions. AXA Equitable has responded to, and is actively discussing the issue with the NYDFS.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Elecronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form in the High Court of Justice in London, England regarding their alleged claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $382 million during 2014. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2013, 2012 and 2011, respectively, AXA Equitable's statutory net income (loss) totaled $(28) million, $602 million and $967 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,358 million and $5,178 million at December 31, 2013 and 2012, respectively. In 2013, AXA Equitable paid $234 million in cash and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in shareholder dividends to AXA Financial. In 2012 and 2011, respectively, AXA Equitable paid $362 million and $379 million in shareholder dividends.

   At December 31, 2013, AXA Equitable, in accordance with various government and state regulations, had $83 million of securities on deposit with such government or state agencies.

   At December 31, 2013 AXA Equitable had affiliated surplus notes of $825 million due to AXA Financial. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $55 million. In second quarter 2013 AXA Equitable repaid a $500 million surplus note at par values plus interest accrued to AXA Financial.

   At December 31, 2013 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2013.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Net change in statutory surplus and capital
  stock...................................... $     (864) $       64  $      824
Change in AVR................................         46         269        (211)
                                              ----------  ----------  ----------
Net change in statutory surplus, capital
  stock and AVR..............................       (818)        333         613
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................       (607)       (508)       (270)
  DAC........................................         75         142      (2,861)
  Deferred income taxes......................      2,038         798      (1,272)
  Valuation of investments...................          7        (377)         16
  Valuation of investment subsidiary.........       (109)       (306)        590
  Increase (decrease) in the fair value of
   the reinsurance contract asset............     (4,297)        497       5,941
  Pension adjustment.........................       (478)        (41)        111
  Amortization of deferred cost of insurance
   ceded to AXA Arizona......................       (280)       (126)       (156)
  Shareholder dividends paid.................        468         362         379
  Changes in non-admitted assets.............          2        (489)       (154)
  Repayment of surplus Note..................        500          --          --
  Other, net.................................        (74)       (190)        (10)
                                              ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable
  to AXA Equitable........................... $   (3,573) $       95  $    2,927
                                              ==========  ==========  ==========

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Statutory surplus and capital stock.......... $    3,825  $    4,689  $    4,625
AVR..........................................        535         489         220
                                              ----------  ----------  ----------
Statutory surplus, capital stock and AVR.....      4,360       5,178       4,845
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................     (3,884)     (3,642)     (2,456)
  DAC........................................      3,874       3,728       3,545
  Deferred income taxes......................     (2,672)     (5,330)     (5,357)
  Valuation of investments...................        703       3,271       2,266
  Valuation of investment subsidiary.........       (515)       (137)        231
  Fair value of reinsurance contracts........      6,747      11,044      10,547
  Deferred cost of insurance ceded to AXA
   Arizona...................................      2,366       2,646       2,693
  Non-admitted assets........................        469         467         510
  Issuance of surplus notes..................     (1,025)     (1,525)     (1,525)
  Other, net.................................        115        (264)       (459)
                                              ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA
  Equitable.................................. $   10,538  $   15,436  $   14,840
                                              ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2013       2012        2011
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................................... $     (54) $    6,443  $   15,140
Investment Management/(1)/...................     2,915       2,738       2,750
Consolidation/elimination....................       (21)        (21)        (18)
                                              ---------  ----------  ----------
Total Revenues............................... $   2,840  $    9,160  $   17,872
                                              =========  ==========  ==========

   /(1)/Intersegment investment advisory and other fees of approximately $67 million, $58 million and $56 million for 2013, 2012 and 2011, respectively, are included in total revenues of the Investment Management segment.

                                                 2013       2012         2011
                                              ---------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING
OPERATIONS, BEFORE INCOME TAXES:
Insurance.................................... $  (5,872) $     (132) $     4,284
Investment Management/(2)/...................       564         190         (164)
Consolidation/elimination....................        (1)         --            4
                                              ---------  ----------  -----------
Total Earnings (Loss) from Continuing
  Operations, before Income Taxes............ $  (5,309) $       58  $     4,124
                                              =========  ==========  ===========

  /(2)/Net of interest expenses incurred on securities borrowed.

                                                    DECEMBER 31,
                                              -----------------------
                                                 2013         2012
                                              ----------  -----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  171,532  $   164,201
Investment Management........................     11,873       12,647
Consolidation/elimination....................         (4)          (5)
                                              ----------  -----------
Total Assets................................. $  183,401  $   176,843
                                              ==========  ===========

   In accordance with SEC regulations, securities with a fair value of $925 million and $1,509 million have been segregated in a special reserve bank custody account at December 31, 2013 and 2012, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2013 and 2012 are summarized below:

                                                                THREE MONTHS ENDED
                                              ------------------------------------------------------
                                                MARCH 31       JUNE 30     SEPTEMBER 30  DECEMBER 31
                                              ------------  ------------  -------------  -----------
                                                                   (IN MILLIONS)
2013
----
Total Revenues............................... $        392  $        537  $         834  $     1,077
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========

2012
----
Total Revenues............................... $       (952) $      6,475  $       1,728  $     1,909
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70 are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

                (c) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                       2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-178750) on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-178750) on
                       October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 333-178750) on
                       October 16, 2014.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (g) Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC ("Distributor"), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, "Fund"), and AXA Equitable Life Insurance Company (the "Company"), a New York Corporation, previously filed with this Registration Statement (File No. 333-178750) on April 22, 2014.

                (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated December 1, 2010, between AXA Equitable Life Insurance Company (the "Company") and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), previously filed with this Registration Statement (File No. 333-178750) on April 22, 2014.

         4.   Contracts. (Including Riders and Endorsements)

              4(a) Form of Flexible Premium Deferred Fixed and Variable Annuity
                   Contract (ICC12BASE3), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(b) Form of Notice of Thirty-Day Right to Examine and Cancel
                   Annuity Contract (Replacement-30-ICC), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(c) Form of Data Pages (ICC12RC12DPC), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(d) Form of Data Pages (ICC12RC12DPL), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(e) Form of Endorsement Applicable to the Termination of an
                   Optional Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC12GBENDORC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(f) Form of Higher Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAVRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(g) Form of Endorsement Applicable to Special Dollar Cost
                   Averaging (ICC12SDCARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(h) Form of Endorsement Applicable to Non-Qualified Contracts
                   (ICC12NQRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(i) Form of Endorsement Applicable to Traditional IRA Contracts
                   (ICC12IRARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(j) Form of Flexible Premium Deferred Fixed and Variable Annuity
                   Contract (ICC12BASE4), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(k) Form of Part IV - Transfers Among Investment Options
                   (ICC12GMDBGRRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(l) Form of Data Pages (ICC12RC12DPADV), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(m) Form of Data Pages (ICC12RC12DPCP), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(n) Form of Endorsement Applicable to Qualified Defined Benefit
                   Plans (ICC12QP-DBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(o) Form of Endorsement Applicable to the Asset Transfer Program
                   ("ATP) (ICC12ATPRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(p) Form of Return of Principal Death Benefit Rider
                   (ICC12GMDBROPRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(q) Form of Endorsement Applicable to Special Money Market
                   Dollar Cost Averaging (ICC12SMMDCARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(r) Form of Inherited Traditional IRA Beneficiary Continuation
                   Option (BCO) Endorsement (ICC12INHIRARC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(s) Form of Endorsement Applicable to Roth IRA Contracts
                   (ICC12ROTH-RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(t) Form of Endorsement Applicable to Credits Applied to Annuity
                   Account Value (ICC12TRNSRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(u) Form of Data Pages (ICC12RC12DPB), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(v) Form of Data Pages (ICC12RC12DPCX), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(w) Form of Endorsement Applicable to Qualified Defined
                   Contribution Plans (ICC12QP-DCRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(x) Form of Endorsement Applicable to Charitable Remainder Trust
                   (ICC12CRT), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(y) Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAV-IBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(z) Form of Guaranteed Minimum Income Benefit Rider
                   (ICC12GMIBRC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              4(aa)Form of Endorsement Applicable to Credits Applied to Annuity
                   Account Value (ICC12TRNSRC12), previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(bb)Form of Inherited ROTH IRA Beneficiary Continuation Option
                   (BCO) Endorsement (ICC12INHROTHRC12), previously filed with this Registration Statement (File No. 333-178750) on
                   April 25, 2012.

              4(cc)Form of Data Pages (ICC12RC13DPB) previously filed with this
                   Registration Statement (File No. 333-178750) on December 11, 2012.

              4(dd)Form of Data Pages (ICC12RC13DPCP) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(ee)Form of Data Pages (ICC12RC13DPL) previously filed with this
                   Registration Statement (File No. 333-178750) on December 11, 2012.

              4(ff)Form of Data Pages (ICC12GMIBRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(gg)Form of "Greater of" Death Benefit Rider (ICC12GMDBGRRC13)
                   previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(hh)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAV-IBRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(ii)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAVRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(jj)Form of Return of Principal Death Benefit Rider
                   (ICC12GMDBROPRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(kk)Form of Highest Anniversary Value Death Benefit Rider
                   (ICC12GMDBHAVRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(ll)Form of Return of Principal Death Benefit Rider
                   (ICC12GMDBROPRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(mm)Form of Endorsement Applicable to the Termination of an
                   Optional Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC12GBENDORC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(nn)Form of Endorsement Applicable to Credits and Earnings
                   Bonuses (ICC12BONUSRC13) previously filed with this Registration Statement (File No. 333-178750) on December 11, 2012.

              4(oo)Form of Endorsement applicable to Termination of Guaranteed
                   Minimum Death Benefits (Form No. 2012GMDB-BO-1), incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 33-83750) on Form N-4 filed April 24, 2013.

              4(pp)Form of Data Pages - Table of Guaranteed Annuity Payments
                   (ICC12TGAP1), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

              4(qq)Form of Data Pages - Table of Guaranteed Annuity Payments
                   (ICC12TGAP2), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

              4(rr)Form of Data Pages - Table of Guaranteed Annuity Payments
                   (ICC12TGAP3), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

              4(ss)Form of Endorsement Applicable to the Asset Transfer Program
                   ("ATP") (ICC12ATPRC13), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

              4(tt)Form of Endorsement Applicable to Non-Qualified Contracts
                   (ICC12NQ-RC13), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

              4(uu)Form of Endorsement Applicable to Traditional IRA Contracts
                   (ICC12IRA-RC13), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

              4(vv)Form of Endorsement Applicable to Traditional IRA Contracts
                   (ICC12ROTH-RC13), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

              4(ww)Form of Data Pages - B Share (ICC14RC15DP-B), filed herewith on December 24, 2014.

              4(xx)Form of Data Pages - CP Share (ICC14RC15DP-CP), filed herewith on December 24, 2014.

              4(yy)Form of Data Pages - E Share (ICC14RC15DP-E), filed herewith on December 24, 2014.

              4(zz)Form of Data Pages - L Share (ICC14RC15DP-L), filed herewith on December 24, 2014.

             4(aaa)Endorsement Applicable to the Termination of an Optional
                   Guaranteed Minimum Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC14GBENDORC15), filed herewith on December 24, 2014.

             4(aab)[RMD WEALTH GUARD] GMDB RIDER (ICC14RMDF-RC15) , filed herewith on December 24, 2014.

             4(aac)Endorsement Applicable to Traditional IRA Contracts
                   (ICC14IRA-RC15) , filed herewith on December 24, 2014.

             4(aad)Endorsement Applicable to Roth IRA Contracts
                   (ICC14ROTH-RC15), filed herewith on December 24, 2014.

             4(aae)Endorsement Applicable to SEP-IRA Contracts (ICC14SEP-RC15),
                   filed herewith on December 24, 2014.

             4(aaf)Endorsement Applicable to Non-Qualified Contracts
                   (ICC14NQ-RC15), filed herewith on December 24, 2014.

         5.   Applications.

              5(a) Form of Retirement Cornerstone Series ADV Application for an
                   Individual Annuity (ICC12 App 01 ADV12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(b) Form of Retirement Cornerstone All Series Application for an
                   Individual Annuity (ICC12 App 01 RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(c) Form of Retirement Cornerstone Series Cx Application for an
                   Individual Annuity (ICC12 App 01 RC12Cx), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(d) Form of Retirement Cornerstone Series ADV Application for an
                   Individual Annuity (ICC12 App 02 ADV12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

              5(e) Form of Retirement Cornerstone All Series Application for an
                   Individual Annuity (ICC12 App 02 RC12), previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

         6.     Depositor's Certificate of Incorporation and By-Laws.

                (a) Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

         7.     Reinsurance Contracts. Not applicable.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                       July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                       Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (c)(ii)Amendment No. 4, effective May 1, 2012 to the
                       Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(i) Amendment No. 1, effective February 18, 2010 to the
                       Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed with this Registration Statement on Form N-4 (File. No. 333-178750) on December 23, 2011.

                (d)(ii)Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

               (d)(iii)Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement (File No. 333-182976) on Form N-4 filed on April 24, 2014.

                (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

                (e)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., previously filed with this Registration Statement (File
                       No. 333-178750) on April 25, 2012.

                (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund
                       Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement (File No. 333-178750) on October 16, 2014.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on
                       December 23, 2011.

                (j)(i) Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on
                       December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (q) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-178750) on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (r) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (s) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

                (s)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 23, 2014.

                (t) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

                (u) Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033), filed on October 11, 2013.

                (v) Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

                (v)(i) Amendment No. 1, effective March 28, 2014, to the
                       Participation Agreement (the "Agreement"), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

                (v)(ii)Amendment No. 2, effective October 1, 2014, to the
                       Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the "Agreement") by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), previously filed with this Registration Statement (File No. 333-178750) on October 16, 2014.

                (w) Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated
                       August 6, 2010, previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

                (w)(i) Amendment No. 1 effective March 12, 2014, to the
                       Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, previously filed with this Registration Statement (File No. 333-178750) on April 23, 2014.

                (x) AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the "Company"), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a "Fund"); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the "Distributor"), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the "Transfer Agent"), a Minnesota corporation, previously filed with this Registration Statement (File No. 333-178750) on October 16, 2014.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Danny L. Hale                   Director
9103 Alta Drive, Unit 1105
Las Vegas, NY 89145

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

Heinz-Juergen Schwering         Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

*Priscilla Sims Brown              Executive Director and Chief Marketing
                                   Officer

*Joshua E. Braverman               Senior Executive Director and Treasurer

*Anthony F. Recine                 Managing Director, Chief Compliance Officer
                                   and Deputy General Counsel

*Sharon A. Ritchey                 Senior Executive Director and Chief
                                   Operating Officer

*Michael B. Healy                  Executive Director and Chief Information
                                   Officer

*Andrea M. Nitzan                  Executive Director, Chief Accounting
                                   Officer and Controller

*Nicholas B. Lane                  Senior Executive Director and Head of U.S.
                                   Life and Retirement

*Kevin Molloy                      Senior Executive Director

*Keith Floman                      Managing Director and Chief Actuary

*David Kam                         Managing Director and Actuary

*Michel Perrin                     Managing Director and Actuary

*Karen Field Hazin                 Lead Director, Secretary and Associate
                                   General Counsel

*Naomi J. Weinstein                Lead Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

              AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2013 AXA Group Organization Charts is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) Form N-4 filed on April 22, 2014.

              (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2013 is incorporated herein by reference to Exhibit 28(b) to Registration Statement (File No. 2-30070) on Form N-6 filed April 22, 2014.

Item 27. Number of Contractowners

              As of November 30, 2014, there were 62,251 Qualified contract owners and 27,114 Non-Qualified contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

              (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 70, 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

              (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
----------------                   ------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*Francesca Divone                  Secretary

*James Mellin                      Chief Sales Officer

*Kevin Molloy                      Senior Vice President

*Sharon A. Ritchey                 Director

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
----------------                   ------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief
                                   Retirement Savings Officer

*Michael P. McCarthy               Senior Vice President, National Sales
                                   Manager

*Todd Solash                       Senior Vice President and Director

Kevin Molloy                       Senior Vice President and Director

*Manish Agarwal                    Senior Vice President and Director

*Ori Ben-Yishai                    Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

              (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the registration statement and has duly caused this Amendment to the registration statement to be signed on its behalf, in the City of New York, and State of New York on the 24th day of December, 2014.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 24th day of December, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries            Danny L. Hale   Bertram Scott
Ramon de Oliveira            Peter S. Kraus  Lorie A. Slutsky
Denis Duverne                Mark Pearson    Richard C. Vaughan
Barbara Fallon-Walsh

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      December 24, 2014

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                           ---------

4(w)(w)      Form of Data Pages - B Share (ICC14RC15DP-B)            EX-99.4ww

4(x)(x)      Form of Data Pages - CP Share (ICC14RC15DP-CP)          EX-99.4xx

4(y)(y)      Form of Data Pages - E Share (ICC14RC15DP-E)            EX-99.4yy

4(z)(z)      Form of Data Pages - L Share (ICC14RC15DP-L)            EX-99.4zz

4(a)(a)(a)   Endorsement Applicable to the Termination of an         EX-99.4aaa
             Optional Guaranteed Minimum Income Benefit and/or the
             Termination or Change of an Optional Guaranteed
             Minimum Death Benefit Rider(s) (ICC14GBENDORC15)

4(a)(a)(b)   [RMD WEALTH GUARD] GMDB RIDER (ICC14RMDF-RC15)          EX-99.4aab

4(a)(a)(c)   Endorsement Applicable to Traditional IRA Contracts     EX-99.4aac
             (ICC14IRA-RC15)

4(a)(a)(d)   Endorsement Applicable to Roth IRA Contracts            EX-99.4aad
             (ICC14ROTH-RC15)

4(a)(a)(e)   Endorsement Applicable to SEP-IRA Contracts             EX-99.4aae
             (ICC14SEP-RC15)

4(a)(a)(f)   Endorsement Applicable to Non-Qualified Contracts       EX-99.4aaf
             (ICC14NQ-RC15)

9            Opinion and Consent of Counsel                          EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP                   EX-99.10a

10(b)        Powers of Attorney                                      EX-99.10b